UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ. Executive Vice President and General Counsel AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2012 Semi-Annual Report

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2012

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Intermediate Government Bond Portfolio	35.6%
EQ/Core Bond Index Portfolio	25.5
EQ/PIMCO Ultra Short Bond Portfolio	13.4
ATM Large Cap Portfolio	7.0
Multimanager Core Bond Portfolio	2.5
EQ/Large Cap Growth PLUS Portfolio	1.9
ATM International Portfolio	1.8
Multimanager Multi-Sector Bond Portfolio	1.4
EQ/BlackRock Basic Value Equity Portfolio	1.2
EQ/Global Bond PLUS Portfolio	1.1
EQ/Boston Advisors Equity Income Portfolio	1.1
Multimanager Large Cap Core Equity Portfolio	0.9
EQ/MFS International Growth Portfolio	0.8
Multimanager Large Cap Value Portfolio	0.8
EQ/Large Cap Growth Index Portfolio	0.8
EQ/Large Cap Core PLUS Portfolio	0.7
EQ/Large Cap Value PLUS Portfolio	0.7
EQ/Global Multi-Sector Equity Portfolio	0.4
ATM Mid Cap Portfolio	0.4
EQ/GAMCO Small Company Value Portfolio	0.4
EQ/International Core PLUS Portfolio	0.3
ATM Small Cap Portfolio	0.2
EQ/AllianceBernstein Small Cap Growth Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/International Value PLUS Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.1
EQ/International ETF Portfolio	0.1
Multimanager International Equity Portfolio	0.1
Multimanager Small Cap Growth Portfolio	0.1
EQ/International Equity Index Portfolio	0.1
EQ/Davis New York Venture Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,024.50	$2.29
Hypothetical (5% average return before expenses)	1,000.00	1,022.61	2.28
Class B
Actual	1,000.00	1,025.60	2.29
Hypothetical (5% average return before expenses)	1,000.00	1,022.61	2.28

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.45% and 0.45%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	4,769,309	$40,388,297
ATM Large Cap Portfolio‡	13,938,421	155,967,455
ATM Mid Cap Portfolio‡	851,966	8,572,030
ATM Small Cap Portfolio‡	506,194	5,453,952
EQ/AllianceBernstein Small Cap Growth Portfolio‡	227,085	3,868,291
EQ/BlackRock Basic Value Equity Portfolio‡	1,983,325	27,274,944
EQ/Boston Advisors Equity Income Portfolio‡	4,314,751	24,070,581
EQ/Core Bond Index Portfolio‡	56,006,326	569,454,070
EQ/Davis New York Venture Portfolio‡	92,711	913,590
EQ/GAMCO Small Company Value Portfolio‡	214,429	8,413,074
EQ/Global Bond PLUS Portfolio‡	2,503,092	25,492,381
EQ/Global Multi-Sector Equity Portfolio‡	853,978	9,749,515
EQ/Intermediate Government Bond Portfolio‡	76,034,608	793,939,730
EQ/International Core PLUS Portfolio‡	780,555	6,207,130
EQ/International Equity Index Portfolio‡	190,626	1,415,302
EQ/International ETF Portfolio‡	455,055	2,725,076
EQ/International Value PLUS Portfolio‡	336,517	3,319,336
EQ/Large Cap Core PLUS Portfolio‡	2,209,160	15,780,193
EQ/Large Cap Growth Index Portfolio‡	1,713,422	16,662,132
EQ/Large Cap Growth PLUS Portfolio‡	2,321,794	41,711,664

EQ/Large Cap Value PLUS Portfolio‡	1,396,633	$14,442,221
EQ/MFS International Growth Portfolio‡	3,159,876	18,769,824
EQ/PIMCO Ultra Short Bond Portfolio‡	29,966,418	299,051,321
Multimanager Core Bond Portfolio‡	5,283,361	56,430,751
Multimanager International Equity Portfolio‡	272,824	2,485,811
Multimanager Large Cap Core Equity Portfolio‡	1,982,261	19,971,032
Multimanager Large Cap Value Portfolio‡	1,872,056	18,406,142
Multimanager Mid Cap Growth Portfolio*‡	340,179	3,160,653
Multimanager Mid Cap Value Portfolio‡	412,101	3,766,435
Multimanager Multi-Sector Bond Portfolio‡	7,661,770	31,062,465
Multimanager Small Cap Growth Portfolio*‡	280,575	2,277,099

Total Investments (99.6%) (Cost $2,136,031,385)		2,231,202,497
Other Assets Less Liabilities (0.4%)		9,178,608

Net Assets (100%)		$2,240,381,105

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$41,059,958	$1,515,535	$3,245,205	$40,388,297	$—	$(1,883)
ATM Large Cap Portfolio	156,145,820	5,414,143	19,921,200	155,967,455	—	(308,164)
ATM Mid Cap Portfolio	14,935,574	282,747	7,947,404	8,572,030	—	(127,290)
ATM Small Cap Portfolio	7,699,746	1,394,930	4,240,849	5,453,952	—	30,137
EQ/AllianceBernstein Small Cap Growth Portfolio	3,658,639	116,958	207,147	3,868,291	—	15,444
EQ/BlackRock Basic Value Equity Portfolio	23,439,919	3,584,791	1,095,995	27,274,944	—	16,962
EQ/Boston Advisors Equity Income Portfolio	19,761,757	3,584,791	1,103,968	24,070,581	—	8,989
EQ/Core Bond Index Portfolio	673,599,483	25,997,616	141,816,753	569,454,070	—	(632,302)
EQ/Davis New York Venture Portfolio	857,552	—	—	913,590	—	—
EQ/GAMCO Small Company Value Portfolio	7,177,174	1,394,930	496,841	8,413,074	—	74,145

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Global Bond PLUS Portfolio	$79,326,022	$3,789,613	$55,922,605	$25,492,381	$—	$2,244,323
EQ/Global Multi-Sector Equity Portfolio	9,495,734	389,861	741,356	9,749,515	—	616
EQ/Intermediate Government Bond Portfolio(a)	413,431,994	406,318,233	31,947,954	793,939,730	—	6,130
EQ/International Core PLUS Portfolio	6,446,417	394,930	870,860	6,207,130	—	125
EQ/International Equity Index Portfolio	3,566,347	43,908	2,245,188	1,415,302	—	41,877
EQ/International ETF Portfolio	3,602,731	—	998,257	2,725,076	—	1,743
EQ/International Value PLUS Portfolio	3,200,719	243,908	224,534	3,319,336	—	31
EQ/Large Cap Core PLUS Portfolio	15,072,986	584,791	1,112,957	15,780,193	—	1
EQ/Large Cap Growth Index Portfolio	15,667,549	584,791	1,076,471	16,662,132	—	36,486
EQ/Large Cap Growth PLUS Portfolio	43,002,156	1,515,535	6,680,872	41,711,664	—	412,450
EQ/Large Cap Value PLUS Portfolio	18,317,724	735,813	6,171,692	14,442,221	—	(62,314)
EQ/MFS International Growth Portfolio	9,795,304	9,047,997	808,247	18,769,824	—	2,002
EQ/PIMCO Ultra Short Bond Portfolio	277,036,209	39,950,608	20,937,860	299,051,321	—	(2,888)
Multimanager Core Bond Portfolio	230,890,285	7,222,765	174,562,522	56,430,751	726,779	8,932,081
Multimanager International Equity Portfolio	3,498,336	194,930	1,306,338	2,485,811	—	2,147
Multimanager Large Cap Core Equity Portfolio	21,039,885	779,722	3,254,035	19,971,032	—	229,908
Multimanager Large Cap Value Portfolio	21,296,207	867,538	5,179,843	18,406,142	—	253,229
Multimanager Mid Cap Growth Portfolio	5,586,411	26,345	2,437,626	3,160,653	—	447,112
Multimanager Mid Cap Value Portfolio	3,656,417	168,585	235,768	3,766,435	—	479
Multimanager Multi-Sector Bond Portfolio	106,410,462	8,074,648	81,802,639	31,062,465	—	2,981,342
Multimanager Small Cap Growth Portfolio	2,778,332	77,972	723,761	2,277,099	—	74,634

	$2,241,453,849	$524,298,934	$579,316,747	$2,231,202,497	$726,779	$14,677,552

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,231,202,497	$—	$2,231,202,497

Total Assets	$—	$2,231,202,497	$—	$2,231,202,497

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,231,202,497	$—	$2,231,202,497

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$524,298,934
Net Proceeds of Sales and Redemptions:
Investment Companies	$593,994,299

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,945,299
Aggregate gross unrealized depreciation	(7,579,806)

Net unrealized appreciation	$94,365,493

Federal income tax cost of investments	$2,136,837,004

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,136,031,385)	$2,231,202,497
Cash	8,682,481
Receivable from Separate Accounts for Trust shares sold	3,440,576
Dividends, interest and other receivables	657
Other assets	13,779

Total assets	2,243,339,990

LIABILITIES
Payable for securities purchased	1,006,113
Payable to Separate Accounts for Trust shares redeemed	959,481
Distribution fees payable - Class B	449,974
Administrative fees payable	276,364
Investment management fees payable	54,701
Trustees’ fees payable	9,285
Distribution fees payable - Class A	6,188
Accrued expenses	196,779

Total liabilities	2,958,885

NET ASSETS	$2,240,381,105

Net assets were comprised of:
Paid in capital	$2,323,730,989
Accumulated undistributed net investment income (loss)	(4,304,419)
Accumulated undistributed net realized gain (loss) on investments	(174,216,577)
Net unrealized appreciation (depreciation) on investments	95,171,112

Net assets	$2,240,381,105

Class A
Net asset value, offering and redemption price per share, $30,214,831 / 3,140,487 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.62

Class B
Net asset value, offering and redemption price per share, $2,210,166,274 / 229,625,506 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.63

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$726,779
Interest	2,606

Total income	729,385

EXPENSES
Distribution fees - Class B	2,731,610
Administrative fees	1,677,954
Investment management fees	1,107,835
Printing and mailing expenses	113,964
Custodian fees	87,271
Professional fees	42,017
Distribution fees - Class A	38,017
Trustees’ fees	25,036
Miscellaneous	14,988

Gross expenses	5,838,692
Less: Waiver from investment advisor	(809,915)

Net expenses	5,028,777

NET INVESTMENT INCOME (LOSS)	(4,299,392)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	14,677,552
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	44,766,461

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,444,013

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,144,621

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,299,392)	$33,047,438
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	14,677,552	33,640,193
Net change in unrealized appreciation (depreciation) on investments	44,766,461	(26,851,331)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,144,621	39,836,300

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(612,367)
Class B	—	(36,991,342)

	—	(37,603,709)

Distributions from net realized capital gains
Class A	—	(609,045)
Class B	—	(43,334,200)

	—	(43,943,245)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(81,546,954)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 312,822 and 1,749,873 shares, respectively ]	2,992,192	16,914,756
Capital shares issued in reinvestment of dividends and distributions [ 0 and 129,761 shares, respectively ]	—	1,221,412
Capital shares repurchased [ (351,924) and (893,068) shares, respectively ]	(3,371,567)	(8,564,710)

Total Class A transactions	(379,375)	9,571,458

Class B
Capital shares sold [ 21,345,814 and 72,605,336 shares, respectively ]	204,511,879	703,320,653
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,528,703 shares, respectively ]	—	80,325,542
Capital shares repurchased [ (27,529,116) and (70,650,936) shares, respectively ]	(263,471,128)	(682,256,289)

Total Class B transactions	(58,959,249)	101,389,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(59,338,624)	110,961,364

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,194,003)	69,250,710
NET ASSETS:
Beginning of period	2,244,575,108	2,175,324,398

End of period (a)	$2,240,381,105	$2,244,575,108

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,304,419)	$(5,027)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010		2009		2008	2007
Net asset value, beginning of period	$9.39		$9.56		$9.51		$9.13		$10.90	$10.87

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.18	(e)	0.19	(e)	0.33	(e)	0.53 (e)	0.47 (e)
Net realized and unrealized gain (loss) on investments	0.25		0.02		0.53		0.59		(1.71)	0.18

Total from investment operations	0.23		0.20		0.72		0.92		(1.18)	0.65

Less distributions:
Dividends from net investment income	—		(0.18)		(0.24)		(0.24)		(0.46)	(0.43)
Distributions from net realized gains	—		(0.19)		(0.43)		(0.30)		(0.13)	(0.19)

Total dividends and distributions	—		(0.37)		(0.67)		(0.54)		(0.59)	(0.62)

Net asset value, end of period	$9.62		$9.39		$9.56		$9.51		$9.13	$10.90

Total return (b)	2.45%		2.15%		7.59%		10.07%		(10.79)%	6.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,215		$29,850		$20,959		$28,327		$13,472	$9,015
Ratio of expenses to average net assets:
After waivers (a)(f)	0.45	%(j)	0.15	%(k)	0.13	%(k)	0.11	%(k)	0.10%	0.10%
Before waivers (a)(f)	0.53%		0.27%		0.28%		0.29%		0.30%	0.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.39)%		1.90%		1.91%		3.44%		5.12%	4.17%
Before waivers (a)(f)(x)	(0.46)%		1.78%		1.77%		3.25%		4.92%	3.96%
Portfolio turnover rate	24%		41%		50%		79%		59%	39%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008	2007
Net asset value, beginning of period	$9.39		$9.56		$9.52		$9.13		$10.90	$10.87

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.15	(e)	0.17	(e)	0.22	(e)	0.58 (e)	0.45 (e)
Net realized and unrealized gain (loss) on investments	0.26		0.03		0.52		0.68		(1.78)	0.17

Total from investment operations	0.24		0.18		0.69		0.90		(1.20)	0.62

Less distributions:
Dividends from net investment income	—		(0.16)		(0.22)		(0.21)		(0.44)	(0.40)
Distributions from net realized gains	—		(0.19)		(0.43)		(0.30)		(0.13)	(0.19)

Total dividends and distributions	—		(0.35)		(0.65)		(0.51)		(0.57)	(0.59)

Net asset value, end of period	$9.63		$9.39		$9.56		$9.52		$9.13	$10.90

Total return (b)	2.56%		1.89%		7.20%		9.90%		(11.02)%	5.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,210,166		$2,214,725		$2,154,365		$2,035,540		$1,443,563	$585,489
Ratio of expenses to average net assets:
After waivers (a)(f)	0.45	%(j)	0.40	%(k)	0.38	%(k)	0.36	%(k)	0.35%	0.35%
Before waivers (a)(f)	0.53%		0.52%		0.53%		0.54%		0.55%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.39)%		1.53%		1.71%		2.30%		5.69%	4.02%
Before waivers (a)(f)(x)	(0.46)%		1.40%		1.56%		2.12%		5.50%	3.81%
Portfolio turnover rate	24%		41%		50%		79%		59%	39%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% and 1.00% for Class A and Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.75% and 1.00% for Class A and Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Intermediate Government Bond Portfolio	26.1%
EQ/Core Bond Index Portfolio	18.9
ATM Large Cap Portfolio	11.6
EQ/PIMCO Ultra Short Bond Portfolio	10.0
ATM International Portfolio	4.7
EQ/Large Cap Growth PLUS Portfolio	2.8
Multimanager Core Bond Portfolio	2.0
EQ/MFS International Growth Portfolio	1.9
ATM Small Cap Portfolio	1.9
EQ/BlackRock Basic Value Equity Portfolio	1.9
EQ/Boston Advisors Equity Income Portfolio	1.9
Multimanager Large Cap Value Portfolio	1.4
EQ/Large Cap Value PLUS Portfolio	1.4
EQ/Global Multi-Sector Equity Portfolio	1.4
ATM Mid Cap Portfolio	1.4
EQ/AllianceBernstein Small Cap Growth Portfolio	1.2
EQ/Large Cap Core PLUS Portfolio	1.1
Multimanager Large Cap Core Equity Portfolio	1.1
EQ/Large Cap Growth Index Portfolio	1.1
Multimanager Multi-Sector Bond Portfolio	1.1
EQ/GAMCO Small Company Value Portfolio	0.8
EQ/Global Bond PLUS Portfolio	0.8
EQ/International Core PLUS Portfolio	0.6
Multimanager Mid Cap Value Portfolio	0.5
EQ/International ETF Portfolio	0.5
EQ/International Value PLUS Portfolio	0.4
Multimanager International Equity Portfolio	0.3
EQ/AXA Franklin Small Cap Value Core Portfolio	0.2
EQ/International Equity Index Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
Multimanager Small Cap Growth Portfolio	0.1
Multimanager Small Cap Value Portfolio	0.1
EQ/Davis New York Venture Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,037.10	$2.58
Hypothetical (5% average return before expenses)	1,000.00	1,022.33	2.57
Class B
Actual	1,000.00	1,035.90	2.58
Hypothetical (5% average return before expenses)	1,000.00	1,022.33	2.57
Class K
Actual	1,000.00	1,038.20	1.32
Hypothetical (5% average return before expenses)	1,000.00	1,023.57	1.31

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	11,049,307	$93,569,679
ATM Large Cap Portfolio‡	20,488,235	229,258,233
ATM Mid Cap Portfolio‡	2,660,235	26,765,881
ATM Small Cap Portfolio‡	3,514,825	37,870,270
EQ/AllianceBernstein Small Cap Growth Portfolio‡	1,351,062	23,014,728
EQ/AXA Franklin Small Cap Value Core Portfolio‡	411,488	3,975,233
EQ/BlackRock Basic Value Equity Portfolio‡	2,662,625	36,616,778
EQ/Boston Advisors Equity Income Portfolio‡	6,548,043	36,529,384
EQ/Core Bond Index Portfolio‡	36,626,189	372,403,156
EQ/Davis New York Venture Portfolio‡	69,533	685,193
EQ/GAMCO Small Company Value Portfolio‡	426,355	16,727,980
EQ/Global Bond PLUS Portfolio‡	1,636,499	16,666,684
EQ/Global Multi-Sector Equity Portfolio‡	2,358,187	26,922,447
EQ/Intermediate Government Bond Portfolio‡	49,346,577	515,268,093
EQ/International Core PLUS Portfolio‡	1,472,115	11,706,553
EQ/International Equity Index Portfolio‡	505,489	3,752,993
EQ/International ETF Portfolio‡	1,559,164	9,336,985
EQ/International Value PLUS Portfolio‡	846,079	8,345,552
EQ/Large Cap Core PLUS Portfolio‡	3,149,080	22,494,111
EQ/Large Cap Growth Index Portfolio‡	2,174,642	21,147,255
EQ/Large Cap Growth PLUS Portfolio‡	3,074,356	55,231,664
EQ/Large Cap Value PLUS Portfolio‡	2,610,183	26,991,220

EQ/MFS International Growth Portfolio‡	6,407,672	$38,061,895
EQ/Mid Cap Index Portfolio‡	388,422	3,414,686
EQ/PIMCO Ultra Short Bond Portfolio‡	19,695,020	196,547,411
EQ/Small Company Index Portfolio‡	306,954	3,011,023
Multimanager Core Bond Portfolio‡	3,652,223	39,008,817
Multimanager International Equity Portfolio‡	747,196	6,808,005
Multimanager Large Cap Core Equity Portfolio‡	2,187,428	22,038,065
Multimanager Large Cap Value Portfolio‡	2,748,892	27,027,232
Multimanager Mid Cap Growth Portfolio*‡	330,329	3,069,138
Multimanager Mid Cap Value Portfolio‡	1,062,976	9,715,159
Multimanager Multi-Sector Bond Portfolio‡	5,116,023	20,741,458
Multimanager Small Cap Growth Portfolio*‡	342,770	2,781,864
Multimanager Small Cap Value Portfolio‡	265,995	2,762,314

Total Investments (99.9%) (Cost $1,848,367,630)		1,970,267,139
Other Assets Less Liabilities (0.1%)		2,075,609

Net Assets (100%)		$1,972,342,748

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$87,863,927	$7,925,861	$4,794,579	$93,569,679	$—	$(2,308)
ATM Large Cap Portfolio	228,417,537	3,628,281	22,756,571	229,258,233	—	700,073
ATM Mid Cap Portfolio	24,129,897	7,366,278	6,653,586	26,765,881	—	(53,589)
ATM Small Cap Portfolio	39,109,087	4,528,864	8,978,459	37,870,270	—	765
EQ/AllianceBernstein Small Cap Growth Portfolio	14,121,083	8,195,266	671,527	23,014,728	—	10,963
EQ/AXA Franklin Small Cap Value Core Portfolio	5,674,817	162,586	1,683,340	3,975,233	—	445,887
EQ/BlackRock Basic Value Equity Portfolio	37,142,355	2,206,465	4,483,058	36,616,778	—	465,009
EQ/Boston Advisors Equity Income Portfolio	32,075,606	2,506,465	915,589	36,529,384	—	32,478
EQ/Core Bond Index Portfolio	395,896,731	17,498,816	48,182,524	372,403,156	—	(99,566)
EQ/Davis New York Venture Portfolio	643,164	—	—	685,193	—	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31,2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/GAMCO Small Company Value Portfolio	$16,065,721	$162,586	$371,268	$16,727,980	$—	$7,959
EQ/Global Bond PLUS Portfolio	54,969,584	2,282,193	39,741,267	16,666,684	—	1,200,934
EQ/Global Multi-Sector Equity Portfolio	25,816,512	406,465	948,747	26,922,447	—	(679)
EQ/Intermediate Government Bond Portfolio(a)	293,203,112	243,090,884	25,067,198	515,268,093	—	8,680
EQ/International Core PLUS Portfolio	11,312,040	492,493	456,880	11,706,553	—	(1,688)
EQ/International Equity Index Portfolio	6,777,071	111,200	3,139,103	3,752,993	—	126,475
EQ/International ETF Portfolio	10,207,178	162,586	1,378,845	9,336,985	—	382
EQ/International Value PLUS Portfolio	7,996,243	441,106	341,680	8,345,552	—	(138)
EQ/Large Cap Core PLUS Portfolio	22,077,411	325,172	1,729,597	22,494,111	—	28,857
EQ/Large Cap Growth Index Portfolio	23,457,016	457,852	4,077,706	21,147,255	—	984,010
EQ/Large Cap Growth PLUS Portfolio	56,744,926	1,056,810	7,722,919	55,231,664	—	542,057
EQ/Large Cap Value PLUS Portfolio	28,831,300	539,145	4,263,756	26,991,220	—	487,574
EQ/MFS International Growth Portfolio	28,211,152	9,130,719	1,216,873	38,061,895	—	(3,823)
EQ/Mid Cap Index Portfolio	3,170,525	—	—	3,414,686	—	—
EQ/PIMCO Ultra Short Bond Portfolio	191,964,618	13,903,109	11,369,354	196,547,411	—	3,836
EQ/Small Company Index Portfolio	3,719,727	—	897,734	3,011,023	—	102,266
Multimanager Core Bond Portfolio	124,367,914	2,283,126	84,156,071	39,008,817	526,248	4,676,524
Multimanager International Equity Portfolio	7,672,571	111,199	1,273,307	6,808,005	—	(7,729)
Multimanager Large Cap Core Equity Portfolio	21,931,376	427,946	1,970,843	22,038,065	—	14,909
Multimanager Large Cap Value Portfolio	29,804,089	487,758	5,491,931	27,027,232	—	145,750
Multimanager Mid Cap Growth Portfolio	4,290,851	17,944	1,342,028	3,069,138	—	203,551
Multimanager Mid Cap Value Portfolio	9,350,173	63,349	144,383	9,715,159	—	(348)
Multimanager Multi-Sector Bond Portfolio	82,268,648	5,192,455	69,851,475	20,741,458	—	(2,187,051)
Multimanager Small Cap Growth Portfolio	5,369,072	111,199	2,926,985	2,781,864	—	138,593
Multimanager Small Cap Value Portfolio	3,640,607	81,293	1,204,305	2,762,314	—	(14,691)

	$1,938,293,641	$335,357,471	$370,203,488	$1,970,267,139	$526,248	$7,955,922

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,970,267,139	$—	$1,970,267,139

Total Assets	$—	$1,970,267,139	$—	$1,970,267,139

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,970,267,139	$—	$1,970,267,139

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$335,357,471
Net Proceeds of Sales and Redemptions:
Investment Companies	$378,159,410

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,086,556
Aggregate gross unrealized depreciation	(27,028,686)

Net unrealized appreciation	$121,057,870

Federal income tax cost of investments	$1,849,209,269

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,848,367,630)	$1,970,267,139
Cash	1,758,000
Receivable for securities sold	845,378
Receivable from Separate Accounts for Trust shares sold	671,918
Dividends, interest and other receivables	194
Other assets	11,571

Total assets	1,973,554,200

LIABILITIES
Distribution fees payable - Class B	387,648
Payable to Separate Accounts for Trust shares redeemed	261,422
Administrative fees payable	242,336
Investment management fees payable	131,008
Trustees’ fees payable	16,068
Distribution fees payable - Class A	4,158
Accrued expenses	168,812

Total liabilities	1,211,452

NET ASSETS	$1,972,342,748

Net assets were comprised of:
Paid in capital	$2,182,268,241
Accumulated undistributed net investment income (loss)	(4,444,129)
Accumulated undistributed net realized gain (loss) on investments	(327,380,873)
Net unrealized appreciation (depreciation) on investments	121,899,509

Net assets	$1,972,342,748

Class A
Net asset value, offering and redemption price per share, $20,525,785 / 2,159,460 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.51

Class B
Net asset value, offering and redemption price per share, $1,913,911,914 / 201,273,841 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.51

Class K
Net asset value, offering and redemption price per share, $37,905,049 / 3,982,929 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$526,248
Interest	1,182

Total income	527,430

EXPENSES
Distribution fees - Class B	2,386,084
Administrative fees	1,491,832
Investment management fees	983,756
Printing and mailing expenses	100,974
Custodian fees	98,558
Professional fees	39,956
Distribution fees - Class A	26,162
Trustees’ fees	22,123
Miscellaneous	13,533

Gross expenses	5,162,978
Less: Waiver from investment advisor	(190,470)

Net expenses	4,972,508

NET INVESTMENT INCOME (LOSS)	(4,445,078)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	7,955,922
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	66,819,515

NET REALIZED AND UNREALIZED GAIN (LOSS)	74,775,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,330,359

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,445,078)	$24,551,301
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	7,955,922	38,390,996
Net change in unrealized appreciation (depreciation) on investments	66,819,515	(75,792,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,330,359	(12,850,298)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(407,478)
Class B	—	(29,447,362)
Class K†	—	(674,379)

	—	(30,529,219)

Distributions from net realized capital gains
Class A	—	(1,006,831)
Class B	—	(44,813,004)
Class K†	—	(396,577)

	—	(46,216,412)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(76,745,631)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 255,494 and 1,472,001 shares, respectively ]	2,406,451	14,279,433
Capital shares issued in reinvestment of dividends and distributions [ 0 and 153,107 shares, respectively ]	—	1,414,309
Capital shares repurchased [ (375,092) and (5,947,241) shares, respectively ]	(3,539,922)	(56,590,774	)(y)

Total Class A transactions	(1,133,471)	(40,897,032)

Class B
Capital shares sold [ 10,886,406 and 27,786,796 shares, respectively ]	103,055,568	268,907,840
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,080,075 shares, respectively ]	—	74,260,366
Capital shares repurchased [ (14,611,242) and (39,235,624) shares, respectively ]	(138,567,783)	(378,826,784)

Total Class B transactions	(35,512,215)	(35,658,578)

Class K†
Capital shares sold [ 359,612 and 4,006,054 shares, respectively ]	3,425,401	37,815,732	(y)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 117,444 shares, respectively ]	—	1,070,956
Capital shares repurchased [ (435,576) and (64,605) shares, respectively ]	(4,134,021)	(599,146)

Total Class K transactions	(708,620)	38,287,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,354,306)	(38,268,068)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,976,053	(127,863,997)
NET ASSETS:
Beginning of period	1,939,366,695	2,067,230,692

End of period (a)	$1,972,342,748	$1,939,366,695

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,444,129)	$949

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the AXA Conservative-Plus Allocation Portfolio exchanged approximately 3,968,415 Class A shares for approximately 3,968,420 Class K shares. This exchange amounted to approximately $37,468,015.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010		2009		2008		2007
Net asset value, beginning of period	$9.17		$9.61		$9.27		$8.73		$11.59		$11.61

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.06	(e)	0.14	(e)	0.24	(e)	0.44	(e)	0.43 (e)
Net realized and unrealized gain (loss) on investments	0.36		(0.11)		0.71		1.05		(2.65)		0.23

Total from investment operations	0.34		(0.05)		0.85		1.29		(2.21)		0.66

Less distributions:
Dividends from net investment income	—		(0.17)		(0.22)		(0.20)		(0.38)		(0.42)
Distributions from net realized gains	—		(0.22)		(0.29)		(0.55)		(0.27)		(0.26)

Total dividends and distributions	—		(0.39)		(0.51)		(0.75)		(0.65)		(0.68)

Net asset value, end of period	$9.51		$9.17		$9.61		$9.27		$8.73		$11.59

Total return (b)	3.71%		(0.45)%		9.24%		14.78%		(19.24)%		5.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,526		$20,906		$63,455		$67,465		$42,358		$10,943
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.51	%(j)	0.22	%(k)	0.20	%(m)	0.18	%(m)	0.10%		0.10%
Before waivers and reimbursements (a)(f)	0.53%		0.28%		0.28%		0.30%		0.30%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.46)%		0.62%		1.48%		2.56%		4.29%		3.58%
Before waivers and reimbursements (a)(f)(x)	(0.48)%		0.56%		1.41%		2.45%		4.10%		3.39%
Portfolio turnover rate	17%		30%		33%		75%		51%		21%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008		2007
Net asset value, beginning of period	$9.18		$9.62		$9.27		$8.73		$11.59		$11.61

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.12	(e)	0.13	(e)	0.17	(e)	0.35	(e)	0.37 (e)
Net realized and unrealized gain (loss) on investments	0.35		(0.19)		0.71		1.09		(2.58)		0.26

Total from investment operations	0.33		(0.07)		0.84		1.26		(2.23)		0.63

Less distributions:
Dividends from net investment income	—		(0.15)		(0.20)		(0.17)		(0.36)		(0.39)
Distributions from net realized gains	—		(0.22)		(0.29)		(0.55)		(0.27)		(0.26)

Total dividends and distributions	—		(0.37)		(0.49)		(0.72)		(0.63)		(0.65)

Net asset value, end of period	$9.51		$9.18		$9.62		$9.27		$8.73		$11.59

Total return (b)	3.59%		(0.69)%		9.07%		14.48%		(19.45)%		5.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,913,912		$1,881,229		$2,003,775		$1,867,749		$1,369,870		$1,150,399
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.51	%(j)	0.47	%(k)	0.45	%(m)	0.43	%(m)	0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.53%		0.53%		0.53%		0.55%		0.55	%(c)	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.46)%		1.21%		1.35%		1.90%		3.37%		3.07%
Before waivers and reimbursements (a)(f)(x)	(0.48)%		1.16%		1.28%		1.79%		3.18%		2.88%
Portfolio turnover rate	17%		30%		33%		75%		51%		21%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.17		$9.41

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.36		(0.14)

Total from investment operations	0.35		0.03

Less distributions:
Dividends from net investment income	—		(0.17)
Distributions from net realized gains	—		(0.10)

Total dividends and distributions	—		(0.27)

Net asset value, end of period	$9.52		$9.17

Total return (b)	3.82%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,905		$37,232
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.26	%(j)	0.25	%(k)
Before waivers and reimbursements (a)(f)	0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.21)%		21.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.23)%		21.12	%(l)
Portfolio turnover rate	17%		30%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%, 1.10% and 0.85% for Class A, Class B and Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85%, 1.10% and 0.85% for Class A, Class B and Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% and 1.10% for Class A and Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Intermediate Government Bond Portfolio	21.8%
EQ/Core Bond Index Portfolio	15.6
ATM Large Cap Portfolio	12.9
EQ/PIMCO Ultra Short Bond Portfolio	8.3
ATM International Portfolio	7.2
EQ/Large Cap Growth PLUS Portfolio	3.4
ATM Small Cap Portfolio	2.8
EQ/MFS International Growth Portfolio	2.8
EQ/AllianceBernstein Small Cap Growth Portfolio	2.0
EQ/BlackRock Basic Value Equity Portfolio	1.8
EQ/Boston Advisors Equity Income Portfolio	1.8
EQ/Global Multi-Sector Equity Portfolio	1.7
Multimanager Large Cap Value Portfolio	1.7
Multimanager Core Bond Portfolio	1.6
EQ/Large Cap Value PLUS Portfolio	1.6
EQ/GAMCO Small Company Value Portfolio	1.3
ATM Mid Cap Portfolio	1.3
EQ/Large Cap Core PLUS Portfolio	1.2
EQ/Large Cap Growth Index Portfolio	1.1
Multimanager Large Cap Core Equity Portfolio	1.1
EQ/International Core PLUS Portfolio	1.0
Multimanager International Equity Portfolio	1.0
Multimanager Multi-Sector Bond Portfolio	0.7
EQ/Global Bond PLUS Portfolio	0.7
EQ/International Value PLUS Portfolio	0.7
EQ/International ETF Portfolio	0.6
EQ/AXA Franklin Small Cap Value Core Portfolio	0.5
Multimanager Small Cap Growth Portfolio	0.4
Multimanager Mid Cap Value Portfolio	0.4
EQ/International Equity Index Portfolio	0.3
EQ/Small Company Index Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1
EQ/Davis New York Venture Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,041.30	$2.72
Hypothetical (5% average return before expenses)	1,000.00	1,022.20	2.69
Class B
Actual	1,000.00	1,040.70	2.71
Hypothetical (5% average return before expenses)	1,000.00	1,022.20	2.69
Class K
Actual	1,000.00	1,042.10	1.45
Hypothetical (5% average return before expenses)	1,000.00	1,023.45	1.43

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	86,118,532	$729,284,074
ATM Large Cap Portfolio‡	117,269,820	1,312,220,028
ATM Mid Cap Portfolio‡	12,981,054	130,608,529
ATM Small Cap Portfolio‡	26,782,719	288,568,785
EQ/AllianceBernstein Small Cap Growth Portfolio*‡	12,023,497	204,814,832
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,937,654	47,700,904
EQ/BlackRock Basic Value Equity Portfolio‡	13,560,653	186,487,904
EQ/Boston Advisors Equity Income Portfolio‡	31,938,389	178,173,793
EQ/Core Bond Index Portfolio‡	155,998,031	1,586,137,135
EQ/Davis New York Venture Portfolio‡	533,086	5,253,144
EQ/GAMCO Small Company Value Portfolio‡	3,337,791	130,957,650
EQ/Global Bond PLUS Portfolio‡	6,616,412	67,383,889
EQ/Global Multi-Sector Equity Portfolio‡	15,471,499	176,631,723
EQ/Intermediate Government Bond Portfolio‡	211,769,325	2,211,257,266
EQ/International Core PLUS Portfolio‡	12,653,736	100,625,054
EQ/International Equity Index Portfolio‡	4,381,248	32,528,493
EQ/International ETF Portfolio‡	10,690,154	64,017,537
EQ/International Value PLUS Portfolio‡	6,724,183	66,325,991
EQ/Large Cap Core PLUS Portfolio‡	17,540,198	125,290,933
EQ/Large Cap Growth Index Portfolio‡	11,741,471	114,179,650
EQ/Large Cap Growth PLUS Portfolio‡	19,177,138	344,522,589
EQ/Large Cap Value PLUS Portfolio‡	15,614,646	161,466,965

EQ/MFS International Growth Portfolio‡	47,744,305	$283,603,588
EQ/Mid Cap Index Portfolio‡	1,185,685	10,423,568
EQ/PIMCO Ultra Short Bond Portfolio‡	83,976,304	838,045,598
EQ/Small Company Index Portfolio‡	1,855,684	18,203,053
Multimanager Core Bond Portfolio‡	15,645,775	167,110,056
Multimanager International Equity Portfolio‡	10,578,067	96,380,987
Multimanager Large Cap Core Equity Portfolio‡	10,696,093	107,761,803
Multimanager Large Cap Value Portfolio‡	17,248,501	169,588,075
Multimanager Mid Cap Growth Portfolio*‡	1,397,415	12,983,593
Multimanager Mid Cap Value Portfolio‡	4,405,038	40,260,221
Multimanager Multi-Sector Bond Portfolio‡	18,032,106	73,106,044
Multimanager Small Cap Growth Portfolio*‡	5,351,934	43,435,382
Multimanager Small Cap Value Portfolio‡	1,590,627	16,518,365

Total Investments (100.0%) (Cost $9,523,019,523)		10,141,857,201
Other Assets Less Liabilities (0.0%)		3,949,127

Net Assets (100%)		$10,145,806,328

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio.	$694,494,803	$54,392,859	$39,787,360	$729,284,074	$—	$(44,762)
ATM Large Cap Portfolio	1,315,012,777	2,686,323	116,313,578	1,312,220,028	—	7,309,631
ATM Mid Cap Portfolio	130,431,000	15,380,766	25,133,101	130,608,529	—	(285,178)
ATM Small Cap Portfolio	302,830,571	21,761,532	60,650,147	288,568,785	—	45,698
EQ/AllianceBernstein Small Cap Growth Portfolio	142,863,753	54,277,109	5,594,358	204,814,832	—	87,893
EQ/AXA Franklin Small Cap Value Core Portfolio	60,890,442	164,469	16,655,868	47,700,904	—	(148,325)
EQ/BlackRock Basic Value Equity Portfolio	175,301,178	7,177,109	5,586,470	186,487,904	—	95,781
EQ/Boston Advisors Equity Income Portfolio	166,137,937	7,174,115	9,339,039	178,173,793	—	673,533

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$1,605,488,580	$86,764,814	$136,401,406	$1,586,137,135	$—	$(45,981)
EQ/Davis New York Venture Portfolio	4,930,923	—	—	5,253,144	—	—
EQ/GAMCO Small Company Value Portfolio	120,554,741	7,819,292	3,965,072	130,957,650	—	44,986
EQ/Global Bond PLUS Portfolio	233,097,710	890,067	164,260,473	67,383,889	—	3,792,771
EQ/Global Multi-Sector Equity Portfolio	172,364,071	383,760	6,992,338	176,631,723	—	25,263
EQ/Intermediate Government Bond Portfolio(a)	1,335,021,713	999,832,938	141,229,336	2,211,257,266	—	244,925
EQ/International Core PLUS Portfolio	97,908,419	3,016,297	3,353,190	100,625,054	—	(12,811)
EQ/International Equity Index Portfolio	54,100,240	161,474	21,158,931	32,528,493	—	1,578,933
EQ/International ETF Portfolio	71,293,534	164,469	9,779,840	64,017,537	—	27,704
EQ/International Value PLUS Portfolio	63,730,720	2,961,474	2,279,455	66,325,991	—	58,410
EQ/Large Cap Core PLUS Portfolio	120,166,428	274,115	4,932,255	125,290,933	—	80,317
EQ/Large Cap Growth Index Portfolio	123,949,855	331,932	15,100,629	114,179,650	—	7,084,136
EQ/Large Cap Growth PLUS Portfolio	350,113,258	715,692	38,321,388	344,522,589	—	2,780,979
EQ/Large Cap Value PLUS Portfolio	201,439,159	438,583	40,416,035	161,466,965	—	16,104,081
EQ/MFS International Growth Portfolio	205,569,782	73,395,738	9,690,269	283,603,588	—	6,047
EQ/Mid Cap Index Portfolio	9,678,250	—	—	10,423,568	—	—
EQ/PIMCO Ultra Short Bond Portfolio	858,496,034	21,757,328	51,223,147	838,045,598	—	26,995
EQ/Small Company Index Portfolio	21,509,417	—	4,392,525	18,203,053	—	607,475
Multimanager Core Bond Portfolio	495,015,451	4,374,990	325,460,124	167,110,056	2,488,204	12,289,714
Multimanager International Equity Portfolio	107,127,492	161,474	13,161,812	96,380,987	—	1,676,053
Multimanager Large Cap Core Equity Portfolio	114,909,701	280,104	16,332,576	107,761,803	—	19,354
Multimanager Large Cap Value Portfolio	176,501,678	383,760	21,701,338	169,588,075	—	(683,737)
Multimanager Mid Cap Growth Portfolio	19,309,825	31,097	7,632,391	12,983,593	—	67,310
Multimanager Mid Cap Value Portfolio	43,718,303	23,726	5,449,069	40,260,221	—	353,744
Multimanager Multi-Sector Bond Portfolio	398,661,029	1,615,666	386,593,199	73,106,044	—	(55,490,255)
Multimanager Small Cap Growth Portfolio	62,738,670	161,474	22,903,543	43,435,382	—	1,184,322
Multimanager Small Cap Value Portfolio	28,764,825	54,823	14,491,758	16,518,365	—	(239,244)

	$10,084,122,269	$1,369,009,369	$1,746,282,020	$10,141,857,201	$2,488,204	$(684,238)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,141,857,201	$—	$10,141,857,201

Total Assets	$—	$10,141,857,201	$—	$10,141,857,201

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,141,857,201	$—	$10,141,857,201

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$1,369,009,369
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,745,597,782

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$831,357,016
Aggregate gross unrealized depreciation	(214,138,565)

Net unrealized appreciation	$617,218,451

Federal income tax cost of investments	$9,524,638,750

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,523,019,523)	$10,141,857,201
Cash	6,118,943
Receivable for securities sold	4,887,227
Receivable from Separate Accounts for Trust shares sold	1,122,796
Dividends, interest and other receivables	664
Other assets	63,835

Total assets	10,154,050,666

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	3,071,533
Distribution fees payable - Class B	1,522,515
Investment management fees payable	1,319,595
Administrative fees payable	1,232,563
Distribution fees payable - Class A	466,716
Trustees’ fees payable	230,806
Accrued expenses	400,610

Total liabilities	8,244,338

NET ASSETS	$10,145,806,328

Net assets were comprised of:
Paid in capital	$11,916,360,833
Accumulated undistributed net investment income (loss)	(24,656,838)
Accumulated undistributed net realized gain (loss) on investments	(2,364,735,345)
Net unrealized appreciation (depreciation) on investments	618,837,678

Net assets	$10,145,806,328

Class A
Net asset value, offering and redemption price per share, $2,309,651,401 / 176,099,895 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.12

Class B
Net asset value, offering and redemption price per share, $7,536,093,798 / 578,228,582 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.03

Class K
Net asset value, offering and redemption price per share, $300,061,129 / 22,849,789 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,488,204
Interest	3,559

Total income	2,491,763

EXPENSES
Distribution fees - Class B	9,539,282
Administrative fees	7,718,226
Investment management fees	5,134,584
Distribution fees - Class A	2,920,720
Recoupment fees	863,022
Printing and mailing expenses	527,636
Trustees’ fees	115,733
Professional fees	107,258
Custodian fees	103,929
Miscellaneous	69,589

Total expenses	27,099,979

NET INVESTMENT INCOME (LOSS)	(24,608,216)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (($684,238) of realized gain (loss) from affiliates)	(672,958)
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	435,007,583

NET REALIZED AND UNREALIZED GAIN (LOSS)	434,334,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$409,726,409

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(24,608,216)	$127,907,966
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(672,958)	230,784,724
Net change in unrealized appreciation (depreciation) on investments	435,007,583	(594,848,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	409,726,409	(236,155,566)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(42,316,782)
Class B	—	(117,959,998)
Class K†	—	(5,309,542)

	—	(165,586,322)

Distributions from net realized capital gains
Class A	—	(61,298,407)
Class B	—	(187,613,325)
Class K†	—	(3,719,190)

	—	(252,630,922)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(418,217,244)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,992,331 and 6,342,142 shares, respectively ]	26,085,957	85,327,328
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,206,456 shares, respectively ]	—	103,615,189
Capital shares repurchased [ (9,327,022) and (45,345,279) shares, respectively ]	(121,990,077)	(599,731,021	)(y)

Total Class A transactions	(95,904,120)	(410,788,504)

Class B
Capital shares sold [ 11,471,604 and 27,410,657 shares, respectively ]	149,276,228	367,360,567
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,369,926 shares, respectively ]	—	305,573,323
Capital shares repurchased [ (31,180,442) and (74,101,733) shares, respectively ]	(405,253,970)	(989,650,989)

Total Class B transactions	(255,977,742)	(316,717,099)

Class K†
Capital shares sold [ 477,485 and 22,959,044 shares, respectively ]	6,267,569	298,869,850	(y)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 721,265 shares, respectively ]	—	9,028,732
Capital shares repurchased [ (953,584) and (354,421) shares, respectively ]	(12,505,316)	(4,490,991)

Total Class K transactions	(6,237,747)	303,407,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(358,119,609)	(424,098,012)

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,606,800	(1,078,470,822)
NET ASSETS:
Beginning of period	10,094,199,528	11,172,670,350

End of period (a)	$10,145,806,328	$10,094,199,528

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(24,656,838)	$(48,622)

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the AXA Moderate Allocation Portfolio exchanged approximately 22,934,191 Class A shares for approximately 22,934,175 Class K shares. This exchange amounted to approximately $298,555,329.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010		2009		2008		2007
Net asset value, beginning of period	$12.60		$13.45		$12.80		$11.82		$17.10		$16.93

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.16	(e)	0.18	(e)	0.23	(e)	0.48	(e)	0.45 (e)
Net realized and unrealized gain (loss) on investments	0.55		(0.45)		1.11		1.82		(4.57)		0.65

Total from investment operations	0.52		(0.29)		1.29		2.05		(4.09)		1.10

Less distributions:
Dividends from net investment income	—		(0.24)		(0.32)		(0.21)		(0.57)		(0.60)
Distributions from net realized gains	—		(0.32)		(0.32)		(0.86)		(0.62)		(0.33)

Total dividends and distributions	—		(0.56)		(0.64)		(1.07)		(1.19)		(0.93)

Net asset value, end of period	$13.12		$12.60		$13.45		$12.80		$11.82		$17.10

Total return (b)	4.13%		(2.14)%		10.14%		17.34%		(24.29)%		6.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,309,651		$2,311,825		$2,881,375		$2,775,033		$2,494,212		$3,143,322
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(c)(j)	0.25	%(k)	0.23	%(m)	0.21	%(m)	0.10%		0.10%
Before waivers (a)(f)	0.54%		0.26%		0.27%		0.28%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		1.22%		1.39%		1.85%		3.19%		2.58%
Before waivers (a)(f)(x)	(0.49)%		1.21%		1.36%		1.78%		3.02%		2.41%
Portfolio turnover rate	13%		23%		26%		71%		34%		9%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008		2007
Net asset value, beginning of period	$12.52		$13.37		$12.72		$11.76		$17.01		$16.84

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.15	(e)	0.15	(e)	0.21	(e)	0.48	(e)	0.45 (e)
Net realized and unrealized gain (loss) on investments	0.54		(0.48)		1.10		1.78		(4.57)		0.60

Total from investment operations	0.51		(0.33)		1.25		1.99		(4.09)		1.05

Less distributions:
Dividends from net investment income	—		(0.20)		(0.28)		(0.17)		(0.54)		(0.55)
Distributions from net realized gains	—		(0.32)		(0.32)		(0.86)		(0.62)		(0.33)

Total dividends and distributions	—		(0.52)		(0.60)		(1.03)		(1.16)		(0.88)

Net asset value, end of period	$13.03		$12.52		$13.37		$12.72		$11.76		$17.01

Total return (b)	4.07%		(2.41)%		9.91%		16.95%		(24.46)%		6.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,536,094		$7,488,398		$8,291,295		$7,830,939		$5,897,027		$6,289,959
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.50	%(k)	0.48	%(m)	0.46	%(m)	0.35%		0.35%
Before waivers (a)(f)	0.54%		0.51%		0.52%		0.53%		0.52	%(c)	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		1.12%		1.16%		1.69%		3.23%		2.57%
Before waivers (a)(f)(x)	(0.49)%		1.11%		1.13%		1.62%		3.05%		2.40%
Portfolio turnover rate	13%		23%		26%		71%		34%		9%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$12.60		$12.97

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	0.55		(0.21)

Total from investment operations	0.53		0.02

Less distributions:
Dividends from net investment income	—		(0.23)
Distributions from net realized gains	—		(0.16)

Total dividends and distributions	—		(0.39)

Net asset value, end of period	$13.13		$12.60

Total return (b)	4.21%		0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$300,061		$293,976
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.27	%(k)
Before waivers (a)(f)	0.29%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		21.57	%(l)
Before waivers (a)(f)(x)	(0.24)%		21.57	%(l)
Portfolio turnover rate	13%		23%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15%, 1.15% and 0.90% for Class A, Class B and Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90%, 1.15% and 0.90% for Class A, Class B and Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% and 1.15% for Class A and Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
ATM Large Cap Portfolio	18.2%
EQ/Intermediate Government Bond Portfolio	13.2
EQ/Core Bond Index Portfolio	9.2
ATM International Portfolio	9.2
EQ/PIMCO Ultra Short Bond Portfolio	4.9
ATM Small Cap Portfolio	4.9
EQ/Large Cap Growth PLUS Portfolio	4.2
EQ/MFS International Growth Portfolio	3.4
EQ/AllianceBernstein Small Cap Growth Portfolio	3.2
EQ/Large Cap Value PLUS Portfolio	2.7
Multimanager Large Cap Value Portfolio	2.6
Multimanager Large Cap Core Equity Portfolio	2.2
EQ/BlackRock Basic Value Equity Portfolio	2.1
EQ/Global Multi-Sector Equity Portfolio	1.9
EQ/Boston Advisors Equity Income Portfolio	1.9
ATM Mid Cap Portfolio	1.9
EQ/Large Cap Growth Index Portfolio	1.8
EQ/Large Cap Core PLUS Portfolio	1.5
EQ/GAMCO Small Company Value Portfolio	1.4
EQ/International Core PLUS Portfolio	1.3
Multimanager International Equity Portfolio	1.3
Multimanager Small Cap Growth Portfolio	1.3
EQ/International Value PLUS Portfolio	1.0
Multimanager Core Bond Portfolio	0.9
EQ/International ETF Portfolio	0.8
EQ/AXA Franklin Small Cap Value Core Portfolio	0.8
Multimanager Small Cap Value Portfolio	0.6
EQ/International Equity Index Portfolio	0.6
Multimanager Multi-Sector Bond Portfolio	0.5
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1
Multimanager Mid Cap Growth Portfolio	0.1
EQ/Davis New York Venture Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,052.00	$2.64
Hypothetical (5% average return before expenses)	1,000.00	1,022.29	2.60
Class B
Actual	1,000.00	1,053.00	2.64
Hypothetical (5% average return before expenses)	1,000.00	1,022.29	2.60
Class K
Actual	1,000.00	1,054.10	1.37
Hypothetical (5% average return before expenses)	1,000.00	1,023.53	1.35

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	120,189,607	$1,017,810,731
ATM Large Cap Portfolio‡	180,460,537	2,019,308,383
ATM Mid Cap Portfolio‡	20,777,917	209,056,454
ATM Small Cap Portfolio‡	50,155,744	540,400,028
EQ/AllianceBernstein Small Cap Growth Portfolio‡	21,039,054	358,390,773
EQ/AXA Franklin Small Cap Value Core Portfolio‡	9,193,618	88,816,247
EQ/BlackRock Basic Value Equity Portfolio‡	17,189,323	236,389,857
EQ/Boston Advisors Equity Income Portfolio‡	38,140,989	212,776,065
EQ/Core Bond Index Portfolio‡	100,731,411	1,024,204,160
EQ/Davis New York Venture Portfolio‡	463,553	4,567,951
EQ/GAMCO Small Company Value Portfolio‡	3,904,224	153,181,565
EQ/Global Multi-Sector Equity Portfolio‡	18,724,750	213,772,744
EQ/Intermediate Government Bond Portfolio‡	140,862,831	1,470,864,393
EQ/International Core PLUS Portfolio‡	17,901,786	142,358,609
EQ/International Equity Index Portfolio‡	8,366,054	62,113,610
EQ/International ETF Portfolio‡	15,483,589	92,722,816
EQ/International Value PLUS Portfolio‡	11,816,896	116,559,487
EQ/Large Cap Core PLUS Portfolio‡	23,661,216	169,013,817
EQ/Large Cap Growth Index Portfolio‡	20,970,091	203,923,148
EQ/Large Cap Growth PLUS Portfolio‡	26,022,801	467,506,812
EQ/Large Cap Value PLUS Portfolio‡	29,077,716	300,685,051

EQ/MFS International Growth Portfolio‡	63,663,876	$378,166,642
EQ/Mid Cap Index Portfolio‡	1,181,981	10,391,000
EQ/PIMCO Ultra Short Bond Portfolio‡	54,592,674	544,810,234
EQ/Small Company Index Portfolio‡	1,853,786	18,184,435
Multimanager Core Bond Portfolio‡	9,145,122	97,677,607
Multimanager International Equity Portfolio‡	15,553,331	141,712,599
Multimanager Large Cap Core Equity Portfolio‡	23,824,575	240,029,621
Multimanager Large Cap Value Portfolio‡	28,950,953	284,647,132
Multimanager Mid Cap Growth Portfolio*‡	1,111,425	10,326,413
Multimanager Mid Cap Value Portfolio‡	1,275,828	11,660,542
Multimanager Multi-Sector Bond Portfolio‡	13,658,544	55,374,679
Multimanager Small Cap Growth Portfolio*‡	17,216,142	139,723,263
Multimanager Small Cap Value Portfolio‡	6,352,677	65,971,371

Total Investments (100.0%) (Cost $10,128,647,610)		11,103,098,239
Other Assets Less Liabilities (0.0%)		(771,778)

Net Assets (100%)		$11,102,326,461

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$996,986,921	$45,839,809	$51,403,187	$1,017,810,731	$—	$(39,685)
ATM Large Cap Portfolio	1,955,002,146	1,485,816	105,442,866	2,019,308,383	—	8,338,805
ATM Mid Cap Portfolio	268,105,981	150,735	81,182,427	209,056,454	—	(278,900)
ATM Small Cap Portfolio	524,293,480	30,430,671	58,888,176	540,400,028	—	44,300
EQ/AllianceBernstein Small Cap Growth Portfolio	277,084,431	68,893,802	12,651,410	358,390,773	—	109,488
EQ/AXA Franklin Small Cap Value Core Portfolio	89,664,579	86,134	5,214,716	88,816,247	—	53,336
EQ/BlackRock Basic Value Equity Portfolio	233,660,532	150,735	10,000,932	236,389,857	—	125,940
EQ/Boston Advisors Equity Income Portfolio	208,192,805	129,201	12,473,314	212,776,065	—	1,336,545
EQ/Core Bond Index Portfolio	1,337,534,730	36,033,611	373,633,154	1,024,204,160	—	(2,894,353)
EQ/Davis New York Venture Portfolio	4,287,759	—	—	4,567,951	—	—
EQ/GAMCO Small Company Value Portfolio	124,245,458	31,350,735	9,089,944	153,181,565	—	129,147

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Global Multi-Sector Equity Portfolio	$210,784,383	$172,269	$10,566,559	$213,772,744	$—	$(30,456)
EQ/Intermediate Government Bond Portfolio(a)	727,506,618	850,229,336	118,408,550	1,470,864,393	—	203,977
EQ/International Core PLUS Portfolio	140,112,641	3,607,668	5,664,495	142,358,609	—	12,787
EQ/International Equity Index Portfolio	113,771,575	86,134	43,667,628	62,113,610	—	10,200,424
EQ/International ETF Portfolio	110,385,398	86,134	21,236,519	92,722,816	—	231,533
EQ/International Value PLUS Portfolio	113,863,798	3,586,134	4,389,249	116,559,487	—	(28,980)
EQ/Large Cap Core PLUS Portfolio	163,379,128	129,201	7,830,668	169,013,817	—	71,409
EQ/Large Cap Growth Index Portfolio	228,709,209	193,802	27,536,551	203,923,148	—	19,724,346
EQ/Large Cap Growth PLUS Portfolio	448,359,304	430,671	22,894,796	467,506,812	—	3,445,462
EQ/Large Cap Value PLUS Portfolio	339,928,855	258,403	50,026,357	300,685,051	—	16,777,798
EQ/MFS International Growth Portfolio	272,607,109	104,215,336	16,386,408	378,166,642	—	414,848
EQ/Mid Cap Index Portfolio	9,648,011	—	—	10,391,000	—	—
EQ/PIMCO Ultra Short Bond Portfolio	552,751,279	35,430,671	49,188,332	544,810,234	—	51,926
EQ/Small Company Index Portfolio	16,814,472	—	—	18,184,435	—	—
Multimanager Core Bond Portfolio	430,294,528	10,042,751	335,529,153	97,677,607	1,418,277	10,649,676
Multimanager International Equity Portfolio	142,919,990	86,134	5,280,602	141,712,599	—	(12,550)
Multimanager Large Cap Core Equity Portfolio	243,318,850	193,802	21,858,903	240,029,621	—	(5,787)
Multimanager Large Cap Value Portfolio	295,071,038	193,802	34,614,032	284,647,132	—	(1,260,915)
Multimanager Mid Cap Growth Portfolio	16,927,863	12,920	7,065,277	10,326,413	—	680,261
Multimanager Mid Cap Value Portfolio	11,279,312	8,613	166,449	11,660,542	—	(2,757)
Multimanager Multi-Sector Bond Portfolio	135,515,802	8,215,336	88,805,982	55,374,679	—	1,785,893
Multimanager Small Cap Growth Portfolio	161,096,383	129,201	31,602,236	139,723,263	—	3,392,059
Multimanager Small Cap Value Portfolio	111,321,790	86,134	67,457,949	65,971,371	—	(14,663,243)

	$11,015,426,158	$1,231,945,701	$1,690,156,821	$11,103,098,239	$1,418,277	$58,562,334

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,103,098,239	$—	$11,103,098,239

Total Assets	$—	$11,103,098,239	$—	$11,103,098,239

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,103,098,239	$—	$11,103,098,239

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$1,231,945,701
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,748,719,155

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,235,184,801
Aggregate gross unrealized depreciation	(261,501,394)

Net unrealized appreciation	$973,683,407

Federal income tax cost of investments	$10,129,414,832

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $10,128,647,610)	$11,103,098,239
Cash	6,379,662
Receivable for securities sold	4,151,587
Receivable from Separate Accounts for Trust shares sold	615,375
Dividends, interest and other receivables	537
Other assets	63,164

Total assets	11,114,308,564

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	6,879,310
Distribution fees payable - Class B	2,168,725
Administrative fees payable	1,340,397
Investment management fees payable	891,800
Trustees’ fees payable	135,221
Distribution fees payable - Class A	45,816
Accrued expenses	520,834

Total liabilities	11,982,103

NET ASSETS	$11,102,326,461

Net assets were comprised of:
Paid in capital	$14,030,237,189
Accumulated undistributed net investment income (loss)	(27,666,633)
Accumulated undistributed net realized gain (loss) on investments	(3,874,694,724)
Net unrealized appreciation (depreciation) on investments	974,450,629

Net assets	$11,102,326,461

Class A
Net asset value, offering and redemption price per share, $228,766,550 / 23,053,117 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.92

Class B
Net asset value, offering and redemption price per share, $10,798,677,083 / 1,087,917,744 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.93

Class K
Net asset value, offering and redemption price per share, $74,882,828 / 7,536,598 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,418,277
Interest	3,414

Total income	1,421,691

EXPENSES
Distribution fees - Class B	13,754,878
Administrative fees	8,498,915
Investment management fees	5,655,031
Printing and mailing expenses	580,726
Distribution fees - Class A	289,235
Trustees’ fees	127,479
Professional fees	115,651
Custodian fees	83,094
Miscellaneous	77,473

Total expenses	29,182,482

NET INVESTMENT INCOME (LOSS)	(27,760,791)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	58,562,334
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	545,883,201

NET REALIZED AND UNREALIZED GAIN (LOSS)	604,445,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$576,684,744

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(27,760,791)	$113,742,716
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	58,562,334	266,356,373
Net change in unrealized appreciation (depreciation) on investments	545,883,201	(959,057,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	576,684,744	(578,958,776)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(4,006,170)
Class B	—	(161,339,663)
Class K†	—	(1,259,760)

	—	(166,605,593)

Distributions from net realized capital gains
Class A	—	(7,128,268)
Class B	—	(293,705,917)
Class K†	—	(1,069,426)

	—	(301,903,611)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(468,509,204)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,154,325 and 4,335,529 shares, respectively ]	11,441,157	44,756,707
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,180,300 shares, respectively ]	—	11,134,438
Capital shares repurchased [ (2,210,891) and (12,772,093) shares, respectively ]	(21,840,779)	(127,274,397	)(y)

Total Class A transactions	(10,399,622)	(71,383,252)

Class B
Capital shares sold [ 10,838,846 and 33,492,104 shares, respectively ]	107,663,016	347,698,103
Capital shares issued in reinvestment of dividends and distributions [ 0 and 48,297,080 shares, respectively ]	—	455,045,580
Capital shares repurchased [ (59,365,516) and (127,407,546) shares, respectively ]	(589,161,058)	(1,305,264,990)

Total Class B transactions	(481,498,042)	(502,521,307)

Class K†
Capital shares sold [ 339,282 and 7,456,178 shares, respectively ]	3,400,150	72,909,997	(y)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 249,168 shares, respectively ]	—	2,329,186
Capital shares repurchased [ (399,296) and (108,734) shares, respectively ]	(3,953,883)	(1,032,893)

Total Class K transactions	(553,733)	74,206,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(492,451,397)	(499,698,269)

TOTAL INCREASE (DECREASE) IN NET ASSETS	84,233,347	(1,547,166,249)
NET ASSETS:
Beginning of period	11,018,093,114	12,565,259,363

End of period (a)	$11,102,326,461	$11,018,093,114

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(27,666,633)	$94,158

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the AXA Moderate-Plus Allocation Portfolio exchanged approximately 7,426,617 Class A shares for approximately 7,426,557 Class K shares. This exchange amounted to approximately $72,627,801.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010		2009		2008	2007
Net asset value, beginning of period	$9.43		$10.35		$9.70		$8.76		$13.95	$13.89

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.09	(e)	0.10	(e)	0.15	(e)	0.25 (e)	0.32 (e)
Net realized and unrealized gain (loss) on investments	0.51		(0.58)		1.03		1.80		(4.55)	0.60

Total from investment operations	0.49		(0.49)		1.13		1.95		(4.30)	0.92

Less distributions:
Dividends from net investment income	—		(0.17)		(0.20)		(0.15)		(0.28)	(0.43)
Distributions from net realized gains	—		(0.26)		(0.28)		(0.86)		(0.61)	(0.43)

Total dividends and distributions	—		(0.43)		(0.48)		(1.01)		(0.89)	(0.86)

Net asset value, end of period	$9.92		$9.43		$10.35		$9.70		$8.76	$13.95

Total return (b)	5.20%		(4.65)%		11.69%		22.34%		(31.63)%	6.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$228,767		$227,348		$324,712		$283,013		$225,734	$198,686
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.27	%(k)	0.26	%(m)	0.23	%(m)	0.10%	0.10%
Before waivers (a)(f)	0.52%		0.27%		0.27%		0.28%		0.27%	0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.92%		1.01%		1.57%		2.17%	2.20%
Before waivers (a)(f)(x)	(0.49)%		0.92%		1.00%		1.52%		2.00%	2.03%
Portfolio turnover rate	11%		16%		20%		88%		35%	8%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008	2007
Net asset value, beginning of period	$9.43		$10.36		$9.70		$8.76		$13.95	$13.89

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.10	(e)	0.07	(e)	0.12	(e)	0.21 (e)	0.26 (e)
Net realized and unrealized gain (loss) on investments	0.52		(0.62)		1.04		1.81		(4.54)	0.62

Total from investment operations	0.50		(0.52)		1.11		1.93		(4.33)	0.88

Less distributions:
Dividends from net investment income	—		(0.15)		(0.17)		(0.13)		(0.25)	(0.39)
Distributions from net realized gains	—		(0.26)		(0.28)		(0.86)		(0.61)	(0.43)

Total dividends and distributions	—		(0.41)		(0.45)		(0.99)		(0.86)	(0.82)

Net asset value, end of period	$9.93		$9.43		$10.36		$9.70		$8.76	$13.95

Total return (b)	5.30%		(4.98)%		11.52%		22.03%		(31.81)%	6.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,798,677		$10,719,111		$12,240,547		$11,531,037		$8,914,572	$10,665,262
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(k)	0.51	%(m)	0.48	%(m)	0.35%	0.35%
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.53%		0.52%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.93%		0.73%		1.31%		1.83%	1.83%
Before waivers (a)(f)(x)	(0.49)%		0.93%		0.72%		1.26%		1.65%	1.66%
Portfolio turnover rate	11%		16%		20%		88%		35%	8%

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.43		$9.73

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.52		(0.15)

Total from investment operations	0.51		0.01

Less distributions:
Dividends from net investment income	—		(0.17)
Distributions from net realized gains	—		(0.14)

Total dividends and distributions	—		(0.31)

Net asset value, end of period	$9.94		$9.43

Total return (b)	5.41%		0.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,883		$71,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.26	%(k)
Before waivers (a)(f)	0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		20.10	%(l)
Before waivers (a)(f)(x)	(0.24)%		20.10	%(l)
Portfolio turnover rate	11%		16%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17%, 1.17% and 0.92% for Class A, Class B and Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.94%, 1.19% and 0.93% for Class A, Class B and Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% and 1.20% for Class A and Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
ATM Large Cap Portfolio	23.7%
ATM International Portfolio	9.8
ATM Small Cap Portfolio	5.6
EQ/Large Cap Value PLUS Portfolio	5.1
EQ/Large Cap Growth PLUS Portfolio	4.9
Multimanager Large Cap Value Portfolio	4.7
EQ/MFS International Growth Portfolio	4.4
EQ/Intermediate Government Bond Portfolio	4.1
EQ/Large Cap Growth Index Portfolio	3.5
EQ/AllianceBernstein Small Cap Growth Portfolio	3.1
Multimanager Large Cap Core Equity Portfolio	3.0
EQ/Core Bond Index Portfolio	2.9
EQ/GAMCO Small Company Value Portfolio	2.6
EQ/Global Multi-Sector Equity Portfolio	2.1
EQ/BlackRock Basic Value Equity Portfolio	2.1
EQ/International Value PLUS Portfolio	2.1
EQ/Large Cap Core PLUS Portfolio	2.0
ATM Mid Cap Portfolio	2.0
Multimanager Small Cap Growth Portfolio	1.8
EQ/PIMCO Ultra Short Bond Portfolio	1.6
EQ/Boston Advisors Equity Income Portfolio	1.5
EQ/International Equity Index Portfolio	1.4
EQ/International Core PLUS Portfolio	1.4
EQ/AXA Franklin Small Cap Value Core Portfolio	1.1
Multimanager International Equity Portfolio	1.0
EQ/International ETF Portfolio	1.0
Multimanager Core Bond Portfolio	0.3
Multimanager Multi-Sector Bond Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,062.90	$2.68
Hypothetical (5% average return before expenses)	1,000.00	1,022.26	2.63
Class B
Actual	1,000.00	1,062.90	2.68
Hypothetical (5% average return before expenses)	1,000.00	1,022.26	2.63
Class K
Actual	1,000.00	1,065.20	1.40
Hypothetical (5% average return before expenses)	1,000.00	1,023.50	1.38

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	37,364,216	$316,414,211
ATM Large Cap Portfolio‡	68,758,426	769,389,635
ATM Mid Cap Portfolio‡	6,391,752	64,310,438
ATM Small Cap Portfolio‡	16,774,493	180,735,756
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,896,497	100,444,153
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,820,837	36,911,732
EQ/BlackRock Basic Value Equity Portfolio‡	4,894,079	67,304,027
EQ/Boston Advisors Equity Income Portfolio‡	8,796,890	49,074,965
EQ/Core Bond Index Portfolio‡	9,415,557	95,734,312
EQ/GAMCO Small Company Value Portfolio‡	2,185,670	85,754,411
EQ/Global Multi-Sector Equity Portfolio‡	5,960,087	68,043,859
EQ/Intermediate Government Bond Portfolio‡	12,798,184	133,636,343
EQ/International Core PLUS Portfolio‡	5,857,918	46,583,344
EQ/International Equity Index Portfolio‡	6,336,277	47,043,566
EQ/International ETF Portfolio‡	5,294,213	31,704,173
EQ/International Value PLUS Portfolio‡	6,750,083	66,581,460
EQ/Large Cap Core PLUS Portfolio‡	9,158,174	65,417,516
EQ/Large Cap Growth Index Portfolio‡	11,526,821	112,092,295
EQ/Large Cap Growth PLUS Portfolio‡	8,772,235	157,595,632
EQ/Large Cap Value PLUS Portfolio‡	16,093,383	166,417,464
EQ/MFS International Growth Portfolio‡	24,179,583	143,627,942

EQ/Mid Cap Index Portfolio‡	590,191	$5,188,471
EQ/PIMCO Ultra Short Bond Portfolio‡	5,073,868	50,634,909
EQ/Small Company Index Portfolio‡	583,086	5,719,693
Multimanager Core Bond Portfolio‡	1,020,003	10,894,493
Multimanager International Equity Portfolio‡	3,629,278	33,067,799
Multimanager Large Cap Core Equity Portfolio‡	9,507,688	95,788,767
Multimanager Large Cap Value Portfolio‡	15,441,271	151,819,300
Multimanager Mid Cap Growth Portfolio*‡	656,627	6,100,822
Multimanager Mid Cap Value Portfolio‡	586,904	5,364,061
Multimanager Multi-Sector Bond Portfolio‡	1,630,369	6,609,866
Multimanager Small Cap Growth Portfolio*‡	7,130,188	57,867,387
Multimanager Small Cap Value Portfolio‡	515,412	5,352,459

Total Investments (99.8%) (Cost $2,841,982,289)		3,239,225,261
Other Assets Less Liabilities (0.2%)		6,482,290

Net Assets (100%)		$3,245,707,551

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$328,327,692	$3,401,551	$23,320,281	$316,414,211	$—	$(177,151)
ATM Large Cap Portfolio	740,962,246	6,447,338	44,250,051	769,389,635	—	647,282
ATM Mid Cap Portfolio	99,548,247	449,035	44,144,893	64,310,438	—	52,554
ATM Small Cap Portfolio	192,775,299	1,755,483	30,211,675	180,735,756	—	(180,818)
EQ/AllianceBernstein Small Cap Growth Portfolio	87,422,409	10,772,509	5,000,354	100,444,153	—	365,894
EQ/AXA Franklin Small Cap Value Core Portfolio	39,034,978	412,563	4,458,239	36,911,732	—	49,680
EQ/BlackRock Basic Value Equity Portfolio	67,705,276	651,133	4,264,086	67,304,027	—	492,918
EQ/Boston Advisors Equity Income Portfolio	48,110,900	460,995	3,299,303	49,074,965	—	388,804
EQ/Core Bond Index Portfolio	133,628,309	4,482,974	44,334,165	95,734,312	—	30,443
EQ/GAMCO Small Company Value Portfolio	79,910,326	5,618,844	3,741,099	85,754,411	—	395,779
EQ/Global Multi-Sector Equity Portfolio	63,229,246	4,550,084	3,673,734	68,043,859	—	3,491
EQ/Intermediate Government Bond Portfolio(a)	51,025,458	87,312,302	5,718,977	133,636,343	—	859

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/International Core PLUS Portfolio	$35,865,538	$12,796,418	$2,446,605	$46,583,344	$—	$1,251
EQ/International Equity Index Portfolio	48,317,982	449,035	2,382,680	47,043,566	—	214,767
EQ/International ETF Portfolio	32,210,099	275,042	1,841,734	31,704,173	—	(3,122)
EQ/International Value PLUS Portfolio	66,415,246	432,890	2,287,240	66,581,460	—	144
EQ/Large Cap Core PLUS Portfolio	63,341,261	550,084	3,643,292	65,417,516	—	33,934
EQ/Large Cap Growth Index Portfolio	106,359,874	825,125	4,528,625	112,092,295	—	987,213
EQ/Large Cap Growth PLUS Portfolio	152,150,759	1,771,627	9,264,811	157,595,632	—	2,376,109
EQ/Large Cap Value PLUS Portfolio	175,976,873	1,221,544	19,758,253	166,417,464	—	5,205,441
EQ/MFS International Growth Portfolio	112,145,717	33,559,512	8,285,245	143,627,942	—	10,275
EQ/Mid Cap Index Portfolio	4,817,479	—	—	5,188,471	—	—
EQ/PIMCO Ultra Short Bond Portfolio	52,930,662	1,412,563	4,258,040	50,634,909	—	(121)
EQ/Small Company Index Portfolio	5,288,788	—	—	5,719,693	—	—
Multimanager Core Bond Portfolio	38,716,759	2,623,276	29,665,349	10,894,493	133,586	1,111,029
Multimanager International Equity Portfolio	34,057,885	343,802	2,287,142	33,067,799	—	11,124
Multimanager Large Cap Core Equity Portfolio	93,319,750	808,981	5,206,791	95,788,767	—	(1,015)
Multimanager Large Cap Value Portfolio	145,451,430	825,125	5,518,440	151,819,300	—	(2,602)
Multimanager Mid Cap Growth Portfolio	5,659,251	31,570	87,045	6,100,822	—	2,710
Multimanager Mid Cap Value Portfolio	5,158,733	21,046	59,683	5,364,061	—	154
Multimanager Multi-Sector Bond Portfolio	11,430,071	2,673,993	7,530,457	6,609,866	—	188,377
Multimanager Small Cap Growth Portfolio	58,295,987	465,179	5,472,316	57,867,387	—	185,194
Multimanager Small Cap Value Portfolio	5,327,599	16,144	296,647	5,352,459	—	13,415

	$3,184,918,129	$187,417,767	$331,237,252	$3,239,225,261	$133,586	$12,404,012

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,239,225,261	$—	$3,239,225,261

Total Assets	$—	$3,239,225,261	$—	$3,239,225,261

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,239,225,261	$—	$3,239,225,261

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$187,417,767
Net Proceeds of Sales and Redemptions:
Investment Companies	$343,641,264

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$482,041,059
Aggregate gross unrealized depreciation	(85,689,096)

Net unrealized appreciation	$396,351,963

Federal income tax cost of investments	$2,842,873,298

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,841,982,289)	$3,239,225,261
Cash	7,121,912
Receivable for securities sold	1,291,307
Receivable from Separate Accounts for Trust shares sold	561,972
Dividends, interest and other receivables	591
Other assets	18,013

Total assets	3,248,219,056

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	967,600
Distribution fees payable - Class B	627,102
Administrative fees payable	391,064
Investment management fees payable	258,927
Trustees’ fees payable	37,810
Distribution fees payable - Class A	14,976
Accrued expenses	214,026

Total liabilities	2,511,505

NET ASSETS	$3,245,707,551

Net assets were comprised of:
Paid in capital	$4,390,641,010
Accumulated undistributed net investment income (loss)	(8,501,592)
Accumulated undistributed net realized gain (loss) on investments	(1,533,674,839)
Net unrealized appreciation (depreciation) on investments	397,242,972

Net assets	$3,245,707,551

Class A
Net asset value, offering and redemption price per share, $75,735,019 / 8,004,100 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

Class B
Net asset value, offering and redemption price per share, $3,143,533,074 / 332,170,004 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

Class K
Net asset value, offering and redemption price per share, $26,439,458 / 2,790,454 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$133,586
Interest	3,016

Total income	136,602

EXPENSES
Distribution fees - Class B	4,015,593
Administrative fees	2,502,229
Investment management fees	1,657,338
Printing and mailing expenses	170,112
Distribution fees - Class A	94,456
Custodian fees	90,006
Professional fees	50,862
Trustees’ fees	37,330
Miscellaneous	23,425

Total expenses	8,641,351

NET INVESTMENT INCOME (LOSS)	(8,504,749)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	12,404,012
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	198,126,617

NET REALIZED AND UNREALIZED GAIN (LOSS)	210,530,629

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,025,880

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,504,749)	$25,678,002
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	12,404,012	78,454,463
Net change in unrealized appreciation (depreciation) on investments	198,126,617	(367,169,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	202,025,880	(263,037,125)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,210,418)
Class B	—	(43,050,855)
Class K†	—	(465,275)

	—	(44,726,548)

Distributions from net realized capital gains
Class A	—	(2,334,333)
Class B	—	(82,784,301)
Class K†	—	(426,476)

	—	(85,545,110)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(130,271,658)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 612,674 and 1,861,662 shares, respectively ]	5,820,178	18,575,568
Capital shares issued in reinvestment of dividends and distributions [ 0 and 399,279 shares, respectively ]	—	3,544,751
Capital shares repurchased [ (801,123) and (5,463,824) shares, respectively ]	(7,561,201)	(51,694,414	)(y)

Total Class A transactions	(1,741,023)	(29,574,095)

Class B
Capital shares sold [ 9,264,256 and 30,099,662 shares, respectively ]	88,051,619	300,404,981
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,196,753 shares, respectively ]	—	125,835,156
Capital shares repurchased [ (24,052,261) and (54,298,554) shares, respectively ]	(228,471,434)	(535,569,263)

Total Class B transactions	(140,419,815)	(109,329,126)

Class K†
Capital shares sold [ 161,197 and 3,109,150 shares, respectively ]	1,533,529	28,712,168	(y)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 101,291 shares, respectively ]	—	891,751
Capital shares repurchased [ (286,950) and (294,234) shares, respectively ]	(2,763,958)	(2,618,969)

Total Class K transactions	(1,230,429)	26,984,950

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(143,391,267)	(111,918,271)

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,634,613	(505,227,054)
NET ASSETS:
Beginning of period	3,187,072,938	3,692,299,992

End of period (a)	$3,245,707,551	$3,187,072,938

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,501,592)	$3,157

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the AXA Aggressive Allocation Portfolio exchanged approximately 3,092,346 Class A shares for approximately 3,092,354 Class K shares. This exchange amounted to approximately $28,560,857.

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010		2009		2008	2007
Net asset value, beginning of period	$8.90		$10.02		$9.20		$8.15		$14.68	$14.71

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.07	(e)	0.06	(e)	0.10	(e)	0.15 (e)	0.22 (e)
Net realized and unrealized gain (loss) on investments	0.58		(0.80)		1.16		2.15		(5.71)	0.71

Total from investment operations	0.56		(0.73)		1.22		2.25		(5.56)	0.93

Less distributions:
Dividends from net investment income	—		(0.15)		(0.18)		(0.12)		(0.19)	(0.40)
Distributions from net realized gains	—		(0.24)		(0.22)		(1.08)		(0.78)	(0.56)

Total dividends and distributions	—		(0.39)		(0.40)		(1.20)		(0.97)	(0.96)

Net asset value, end of period	$9.46		$8.90		$10.02		$9.20		$8.15	$14.68

Total return (b)	6.29%		(7.19)%		13.33%		27.56%		(39.05)%	6.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,735		$72,908		$114,201		$97,335		$75,827	$97,742
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.29	%(k)	0.28	%(m)	0.24	%(m)	0.10%	0.10%
Before waivers (a)(f)	0.52%		0.29%		0.28%		0.29%		0.28%	0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.66%		0.67%		1.18%		1.27%	1.41%
Before waivers (a)(f)(x)	(0.52)%		0.66%		0.67%		1.14%		1.09%	1.23%
Portfolio turnover rate	6%		10%		15%		102%		39%	10%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008	2007
Net asset value, beginning of period	$8.90		$10.02		$9.21		$8.15		$14.68	$14.71

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.07	(e)	0.04	(e)	0.08	(e)	0.14 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments	0.58		(0.82)		1.14		2.15		(5.72)	0.71

Total from investment operations	0.56		(0.75)		1.18		2.23		(5.58)	0.89

Less distributions:
Dividends from net investment income	—		(0.13)		(0.15)		(0.09)		(0.17)	(0.36)
Distributions from net realized gains	—		(0.24)		(0.22)		(1.08)		(0.78)	(0.56)

Total dividends and distributions	—		(0.37)		(0.37)		(1.17)		(0.95)	(0.92)

Net asset value, end of period	$9.46		$8.90		$10.02		$9.21		$8.15	$14.68

Total return (b)	6.29%		(7.43)%		12.92%		27.37%		(39.21)%	6.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,143,533		$3,088,209		$3,578,099		$3,306,507		$2,426,997	$3,038,613
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.54	%(k)	0.53	%(m)	0.50	%(m)	0.35%	0.35%
Before waivers (a)(f)	0.52%		0.54%		0.53%		0.54%		0.53%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.71%		0.39%		0.97%		1.18%	1.17%
Before waivers (a)(f)(x)	(0.52)%		0.71%		0.39%		0.93%		1.01%	1.00%
Portfolio turnover rate	6%		10%		15%		102%		39%	10%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.90		$9.18

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.15	(e)
Net realized and unrealized gain (loss) on investments	0.58		(0.14)

Total from investment operations	0.57		0.01

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		(0.14)

Total dividends and distributions	—		(0.29)

Net asset value, end of period	$9.47		$8.90

Total return (b)	6.52%		0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,439		$25,955
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.27	%(k)
Before waivers (a)(f)	0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.27)%		19.41	%(l)
Before waivers (a)(f)(x)	(0.27)%		19.41	%(l)
Portfolio turnover rate	6%		10%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.22%, 1.22% and 0.97% for Class A, Class B and Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98%, 1.23% and 0.96% for Class A, Class B and Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% and 1.25% for Class A and Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	26.8%
Consumer Discretionary	15.9
Health Care	12.7
Industrials	8.8
Consumer Staples	6.5
Energy	4.7
Financials	4.2
Materials	2.8
Telecommunication Services	1.0
Utilities	0.1
Cash and Other	16.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,098.80	$5.24
Hypothetical (5% average return before expenses)	1,000.00	1,019.87	5.04
Class B
Actual	1,000.00	1,098.60	5.24
Hypothetical (5% average return before expenses)	1,000.00	1,019.87	5.04
Class K
Actual	1,000.00	1,100.40	3.94
Hypothetical (5% average return before expenses)	1,000.00	1,021.11	3.79

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (0.2%)
Allison Transmission Holdings, Inc.	8,200	$143,992
Amerigon, Inc.*	1,800	20,682
BorgWarner, Inc.*	9,273	608,216
Dana Holding Corp.	9,800	125,538
Delphi Automotive plc*	23,000	586,500
Drew Industries, Inc.*	1,400	38,990
Gentex Corp.	11,900	248,353
Goodyear Tire & Rubber Co.*	20,593	243,203
Tenneco, Inc.*	4,300	115,326
WABCO Holdings, Inc.*	4,600	243,478

		2,374,278

Automobiles (0.4%)
Ford Motor Co.	117,570	1,127,497
Harley-Davidson, Inc.	16,200	740,826
Tesla Motors, Inc.*	128,832	4,031,153

		5,899,476

Distributors (0.1%)
Genuine Parts Co.	10,900	656,725
LKQ Corp.*	12,018	401,401
Pool Corp.	3,200	129,472

		1,187,598

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	52,576
Apollo Group, Inc., Class A*	10,961	396,679
Bridgepoint Education, Inc.*	1,425	31,065
Grand Canyon Education, Inc.*	2,000	41,880
H&R Block, Inc.	12,800	204,544
Hillenbrand, Inc.	3,408	62,639
ITT Educational Services, Inc.*	3,000	182,250
K12, Inc.*	2,197	51,190
Sotheby’s, Inc.	6,600	220,176
Steiner Leisure Ltd.*	800	37,128
Universal Technical Institute, Inc.	1,961	26,493
Weight Watchers International, Inc.	1,968	101,470

		1,408,090

Hotels, Restaurants & Leisure (3.9%)
AFC Enterprises, Inc.*	1,100	25,454
Ameristar Casinos, Inc.	2,398	42,612
Brinker International, Inc.	5,300	168,911
Buffalo Wild Wings, Inc.*	64,100	5,553,624
Carnival Corp.	45,700	1,566,139
CEC Entertainment, Inc.	2,094	76,159
Chipotle Mexican Grill, Inc.*	23,779	9,034,831
Choice Hotels International, Inc.	200	7,986
Cracker Barrel Old Country Store, Inc.	2,100	131,880
Ctrip.com International Ltd. (ADR)*	86,096	1,442,969
Darden Restaurants, Inc.	12,000	607,560
Denny’s Corp.*	7,700	34,188

DineEquity, Inc.*	2,200	$98,208
Dunkin’ Brands Group, Inc.	5,700	195,738
Einstein Noah Restaurant Group, Inc.	200	3,512
International Game Technology	10,953	172,510
Interval Leisure Group, Inc.	3,592	68,284
Las Vegas Sands Corp.	161,663	7,030,724
Life Time Fitness, Inc.*	296	13,767
Marriott International, Inc., Class A	16,446	644,683
McDonald’s Corp.	117,271	10,382,002
Morgans Hotel Group Co.*	1,800	8,460
Panera Bread Co., Class A*	2,200	306,768
Papa John’s International, Inc.*	1,400	66,598
Peet’s Coffee & Tea, Inc.*	1,100	66,044
Penn National Gaming, Inc.*	3,500	156,065
Pinnacle Entertainment, Inc.*	3,134	30,149
Ruth’s Hospitality Group, Inc.*	900	5,940
Scientific Games Corp., Class A*	7,600	64,980
Shuffle Master, Inc.*	7,000	96,600
Sonic Corp.*	6,900	69,138
Starbucks Corp.	195,470	10,422,460
Starwood Hotels & Resorts Worldwide, Inc.	40,000	2,121,600
Texas Roadhouse, Inc.	6,300	116,109
Wyndham Worldwide Corp.	10,200	537,948
Wynn Resorts Ltd.	37,797	3,920,305
Yum! Brands, Inc.	33,096	2,132,044

		57,422,949

Household Durables (0.1%)
D.R. Horton, Inc.	9,400	172,772
Garmin Ltd.	4,000	153,160
iRobot Corp.*	31,380	695,067
Jarden Corp.	3,800	159,676
NVR, Inc.*	300	255,000
Tempur-Pedic International, Inc.*	6,368	148,948
Tupperware Brands Corp.	5,400	295,704

		1,880,327

Internet & Catalog Retail (2.8%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	7,329
Amazon.com, Inc.*	82,043	18,734,519
Blue Nile, Inc.*	1,500	44,565
Expedia, Inc.	2,991	143,778
Groupon, Inc.*	125,100	1,329,813
Liberty Interactive Corp.*	101,095	1,798,480
Netflix, Inc.*	9,200	629,924
Nutrisystem, Inc.	2,500	28,900
Overstock.com, Inc.*	1,300	8,983
PetMed Express, Inc.	1,900	23,104
priceline.com, Inc.*	25,741	17,105,409
TripAdvisor, Inc.*	5,691	254,331

		40,109,135

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	375,110
Mattel, Inc.	18,383	596,345
Polaris Industries, Inc.	3,800	271,624

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Smith & Wesson Holding Corp.*	8,200	$68,142

		1,311,221

Media (2.8%)
AMC Networks, Inc., Class A*	21,422	761,552
Arbitron, Inc.	2,200	77,000
Cablevision Systems Corp. - New York Group, Class A	192,690	2,560,850
CBS Corp., Class B	35,280	1,156,478
Charter Communications, Inc., Class A*	4,100	290,567
Cinemark Holdings, Inc.	8,000	182,800
Comcast Corp., Class A	290,697	9,219,416
Crown Media Holdings, Inc., Class A*	400	700
DIRECTV, Class A*	86,867	4,240,847
Discovery Communications, Inc., Class A*	19,800	1,069,200
DISH Network Corp., Class A	10,700	305,485
Global Sources Ltd.*	1,540	10,164
Interpublic Group of Cos., Inc.	13,300	144,305
John Wiley & Sons, Inc., Class A	3,300	161,667
Lamar Advertising Co., Class A*	300	8,580
Liberty Global, Inc., Class A*	29,695	1,473,763
Liberty Media Corp. - Liberty Capital*	25,683	2,257,793
Madison Square Garden Co., Class A*	39,747	1,488,128
McGraw-Hill Cos., Inc.	18,235	820,575
Morningstar, Inc.	3,300	190,872
National CineMedia, Inc.	224	3,398
News Corp., Class A	50,400	1,123,416
Omnicom Group, Inc.	20,713	1,006,652
Regal Entertainment Group, Class A	4,227	58,163
Scripps Networks Interactive, Inc., Class A	7,366	418,831
Sirius XM Radio, Inc.*	320,700	593,295
Time Warner Cable, Inc.	21,900	1,797,990
Value Line, Inc.	100	1,189
Viacom, Inc., Class B	78,800	3,705,176
Virgin Media, Inc.	22,600	551,214
Walt Disney Co.	94,240	4,570,640
World Wrestling Entertainment, Inc., Class A	42,700	333,914

		40,584,620

Multiline Retail (0.7%)
Big Lots, Inc.*	4,600	187,634
Dollar General Corp.*	146,131	7,948,065
Dollar Tree, Inc.*	17,400	936,120
Family Dollar Stores, Inc.	8,703	578,576
Kohl’s Corp.	3,533	160,716
Macy’s, Inc.	4,200	144,270
Nordstrom, Inc.	11,173	555,186
Target Corp.	2,700	157,113

		10,667,680

Specialty Retail (3.2%)
Aaron’s, Inc.	850	$24,064
Advance Auto Parts, Inc.	5,100	347,922
Aeropostale, Inc.*	8,050	143,531
American Eagle Outfitters, Inc.	10,600	209,138
America’s Car-Mart, Inc.*	900	34,965
Ascena Retail Group, Inc.*	8,604	160,206
AutoNation, Inc.*	4,700	165,816
AutoZone, Inc.*	2,714	996,499
Bed Bath & Beyond, Inc.*	40,605	2,509,389
Buckle, Inc.	2,900	114,753
CarMax, Inc.*	5,500	142,670
Cato Corp., Class A	2,606	79,379
Dick’s Sporting Goods, Inc.	7,400	355,200
DSW, Inc., Class A	600	32,640
Finish Line, Inc., Class A	1,100	23,001
Foot Locker, Inc.	5,300	162,074
Gap, Inc.	21,200	580,032
GNC Holdings, Inc., Class A	5,200	203,840
hhgregg, Inc.*	1,000	11,310
Home Depot, Inc.	225,957	11,973,461
Limited Brands, Inc.	18,300	778,299
Lowe’s Cos., Inc.	108,650	3,090,006
Lumber Liquidators Holdings, Inc.*	2,000	67,580
O’Reilly Automotive, Inc.*	8,783	735,752
PetSmart, Inc.	7,600	518,168
Ross Stores, Inc.	16,800	1,049,496
Sally Beauty Holdings, Inc.*	10,163	261,596
Systemax, Inc.*	400	4,728
Tiffany & Co.	10,039	531,565
TJX Cos., Inc.	148,192	6,361,883
Tractor Supply Co.	75,082	6,236,311
Ulta Salon Cosmetics & Fragrance, Inc.	79,800	7,451,724
Urban Outfitters, Inc.*	10,752	296,648
Williams-Sonoma, Inc.	4,400	153,868
Zumiez, Inc.*	1,600	63,360

		45,870,874

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.*	3,400	178,840
Cherokee, Inc.	300	4,179
Coach, Inc.	41,624	2,434,171
Crocs, Inc.*	3,900	62,985
Deckers Outdoor Corp.*	2,800	123,228
Fifth & Pacific Cos., Inc.*	6,868	73,694
Fossil, Inc.*	14,800	1,132,792
G-III Apparel Group Ltd.*	700	16,583
Hanesbrands, Inc.*	8,200	227,386
Maidenform Brands, Inc.*	2,500	49,800
Michael Kors Holdings Ltd.*	5,900	246,856
NIKE, Inc., Class B	95,737	8,403,794
Oxford Industries, Inc.	1,300	58,110
PVH Corp.	4,500	350,055
Ralph Lauren Corp.	6,668	933,920
Steven Madden Ltd.*	3,327	105,632
True Religion Apparel, Inc.	2,344	67,929
Under Armour, Inc., Class A*	72,200	6,821,456

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

VF Corp.	6,100	$814,045

		22,105,455

Total Consumer Discretionary		230,821,703

Consumer Staples (6.5%)
Beverages (1.9%)
Anheuser-Busch InBev N.V. (ADR)	20,742	1,652,100
Brown-Forman Corp., Class B	6,600	639,210
Coca-Cola Bottling Co. Consolidated	300	19,284
Coca-Cola Co.	135,506	10,595,214
Coca-Cola Enterprises, Inc.	5,636	158,034
Diageo plc (ADR)	24,100	2,483,987
Dr. Pepper Snapple Group, Inc.	15,800	691,250
Monster Beverage Corp.*	17,900	1,274,480
National Beverage Corp.*	100	1,494
PepsiCo, Inc.	132,971	9,395,731

		26,910,784

Food & Staples Retailing (1.5%)
Arden Group, Inc., Class A	100	8,721
Costco Wholesale Corp.	31,169	2,961,055
CVS Caremark Corp.	18,100	845,813
Fresh Market, Inc.*	4,200	225,246
Harris Teeter Supermarkets, Inc.	3,500	143,465
Kroger Co.	39,300	911,367
Pantry, Inc.*	300	4,410
Pricesmart, Inc.	1,200	81,012
Safeway, Inc.	8,800	159,720
Sysco Corp.	21,637	644,999
United Natural Foods, Inc.*	3,400	186,524
Wal-Mart Stores, Inc.	92,505	6,449,449
Whole Foods Market, Inc.	103,264	9,843,124

		22,464,905

Food Products (1.2%)
Alico, Inc.	200	6,108
Campbell Soup Co.	10,850	362,173
Darling International, Inc.*	9,000	148,410
Dean Foods Co.*	11,100	189,033
Flowers Foods, Inc.	7,650	177,710
General Mills, Inc.	54,926	2,116,848
Green Mountain Coffee Roasters, Inc.*	9,000	196,020
H.J. Heinz Co.	13,364	726,734
Hain Celestial Group, Inc.*	2,900	159,616
Hershey Co.	40,063	2,885,738
Hillshire Brands Co.	10,030	290,770
Hormel Foods Corp.	5,200	158,184
Ingredion, Inc.	4,400	217,888
Kellogg Co.	16,303	804,227
Kraft Foods, Inc., Class A	47,820	1,846,808
Lifeway Foods, Inc.	400	4,148
McCormick & Co., Inc. (Non-Voting)	9,249	560,952
Mead Johnson Nutrition Co.	87,131	7,014,917

		17,866,284

Household Products (0.6%)
Church & Dwight Co., Inc.	5,900	$327,273
Clorox Co.	2,200	159,412
Colgate-Palmolive Co.	47,998	4,996,592
Kimberly-Clark Corp.	24,479	2,050,606
Procter & Gamble Co.	14,007	857,928

		8,391,811

Personal Products (0.1%)
Avon Products, Inc.	30,360	492,136
Estee Lauder Cos., Inc., Class A	15,428	834,963
Herbalife Ltd.	10,600	512,298
Inter Parfums, Inc.	100	1,727
Nu Skin Enterprises, Inc., Class A	4,000	187,600
USANA Health Sciences, Inc.*	500	20,560

		2,049,284

Tobacco (1.2%)
Altria Group, Inc.	111,193	3,841,718
Lorillard, Inc.	9,100	1,200,745
Philip Morris International, Inc.	133,234	11,625,999
Reynolds American, Inc.	7,300	327,551
Star Scientific, Inc.*	1,100	5,016

		17,001,029

Total Consumer Staples		94,684,097

Energy (4.7%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	4,000	151,360
Cameron International Corp.*	43,326	1,850,454
CARBO Ceramics, Inc.	1,400	107,422
Dresser-Rand Group, Inc.*	7,000	311,780
Dril-Quip, Inc.*	2,400	157,416
FMC Technologies, Inc.*	17,100	670,833
Halliburton Co.	80,732	2,291,982
Heckmann Corp.*	526,884	1,780,868
Helmerich & Payne, Inc.	6,300	273,924
Lufkin Industries, Inc.	2,200	119,504
Nabors Industries Ltd.*	110,400	1,589,760
National Oilwell Varco, Inc.	106,701	6,875,812
Oceaneering International, Inc.	7,700	368,522
Oil States International, Inc.*	3,100	205,220
RPC, Inc.	5,400	64,206
Schlumberger Ltd.	131,651	8,545,466
Weatherford International Ltd.*	353,400	4,463,442

		29,827,971

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.	58,082	3,845,028
Apco Oil and Gas International, Inc.	1,200	21,660
Berry Petroleum Co., Class A	3,700	146,742
BPZ Resources, Inc.*	9,200	23,276
Cabot Oil & Gas Corp.	14,800	583,120
Cameco Corp.	89,640	1,967,598
Cheniere Energy, Inc.*	14,600	215,204
Cimarex Energy Co.	15,300	843,336
Clean Energy Fuels Corp.*	4,600	71,300
Cobalt International Energy, Inc.*	12,100	284,350

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Concho Resources, Inc.*	7,600	$646,912
Contango Oil & Gas Co.*	1,100	65,120
Continental Resources, Inc.*	3,000	199,860
CVR Energy, Inc.*	6,000	159,480
Denbury Resources, Inc.*	235,947	3,565,159
Energy XXI Bermuda Ltd.	5,400	168,966
EOG Resources, Inc.	28,000	2,523,080
FX Energy, Inc.*	3,300	19,635
Golar LNG Ltd.	2,400	90,480
Gulfport Energy Corp.*	3,600	74,268
Isramco, Inc.*	200	22,000
Kinder Morgan, Inc.	278,630	8,977,459
Kosmos Energy Ltd.*	8,400	92,820
Laredo Petroleum Holdings, Inc.*	8,100	168,480
Noble Energy, Inc.	24,610	2,087,420
Northern Oil and Gas, Inc.*	1,700	27,098
Occidental Petroleum Corp.	41,099	3,525,061
Panhandle Oil and Gas, Inc., Class A	600	18,084
Pioneer Natural Resources Co.	9,100	802,711
Range Resources Corp.	28,767	1,779,814
Rosetta Resources, Inc.*	3,800	139,232
SM Energy Co.	3,700	181,707
Southwestern Energy Co.*	23,188	740,393
Suncor Energy, Inc.	39,470	1,142,657
Sunoco, Inc.	6,300	299,250
VAALCO Energy, Inc.*	1,500	12,945
Valero Energy Corp.	67,200	1,622,880
Venoco, Inc.*	1,600	16,016
W&T Offshore, Inc.	2,400	36,720
Warren Resources, Inc.*	4,700	11,280
Whiting Petroleum Corp.*	3,900	160,368
Williams Cos., Inc.	59,100	1,703,262
World Fuel Services Corp.	4,100	155,923

		39,238,154

Total Energy		69,066,125

Financials (4.2%)
Capital Markets (0.8%)
Affiliated Managers Group, Inc.*	3,700	404,965
Apollo Global Management LLC, Class A	255,500	3,168,200
BGC Partners, Inc., Class A	1,500	8,805
BlackRock, Inc.	12,875	2,186,433
Cohen & Steers, Inc.	800	27,608
Diamond Hill Investment Group, Inc.	200	15,658
Duff & Phelps Corp., Class A	2,100	30,450
Eaton Vance Corp.	10,011	269,796
Epoch Holding Corp.	800	18,224
Federated Investors, Inc., Class B	6,200	135,470
Franklin Resources, Inc.	13,115	1,455,634
GAMCO Investors, Inc., Class A	200	8,878
Greenhill & Co., Inc.	2,400	85,560
ICG Group, Inc.*	1,900	17,575
Lazard Ltd., Class A	6,900	179,331
LPL Financial Holdings, Inc.	4,400	148,588

Pzena Investment Management, Inc., Class A	500	$2,215
SEI Investments Co.	10,900	216,801
State Street Corp.	30,750	1,372,680
T. Rowe Price Group, Inc.	18,402	1,158,590
TD Ameritrade Holding Corp.	45,400	771,800
Waddell & Reed Financial, Inc., Class A	7,500	227,100
Westwood Holdings Group, Inc.	400	14,904

		11,925,265

Commercial Banks (0.7%)
Arrow Financial Corp.	954	23,058
Signature Bank/New York*	2,900	176,813
U.S. Bancorp	122,593	3,942,591
Wells Fargo & Co.	188,876	6,316,013
Westamerica Bancorp	1,978	93,342

		10,551,817

Consumer Finance (0.6%)
American Express Co.	87,441	5,089,941
EZCORP, Inc., Class A*	4,336	101,722
Green Dot Corp., Class A*	170,530	3,772,124

		8,963,787

Diversified Financial Services (0.6%)
Citigroup, Inc.	106,640	2,923,002
IntercontinentalExchange, Inc.*	4,995	679,220
JPMorgan Chase & Co.	85,190	3,043,839
Leucadia National Corp.	7,200	153,144
Moody’s Corp.	16,426	600,370
MSCI, Inc.*	8,741	297,369

		7,696,944

Insurance (0.3%)
Allied World Assurance Co. Holdings AG	2,000	158,940
Aon plc	3,300	154,374
Arch Capital Group Ltd.*	4,200	166,698
Arthur J. Gallagher & Co.	8,300	291,081
Brown & Brown, Inc.	5,900	160,893
Erie Indemnity Co., Class A	2,200	157,542
Marsh & McLennan Cos., Inc.	30,300	976,569
MetLife, Inc.	46,900	1,446,865
Travelers Cos., Inc.	11,800	753,312
Validus Holdings Ltd.	5,000	160,150

		4,426,424

Real Estate Investment Trusts (REITs) (0.8%)
Acadia Realty Trust (REIT)	1,300	30,134
Alexander’s, Inc. (REIT)	100	43,111
American Campus Communities, Inc. (REIT)	3,500	157,430
American Tower Corp. (REIT)	28,588	1,998,587
Apartment Investment & Management Co. (REIT), Class A	6,600	178,398
Associated Estates Realty Corp. (REIT)	700	10,465
Boston Properties, Inc. (REIT)	1,800	195,066
BRE Properties, Inc. (REIT)	3,200	160,064
Camden Property Trust (REIT)	3,600	243,612

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Digital Realty Trust, Inc. (REIT)	6,711	$503,795
DuPont Fabros Technology, Inc. (REIT)	600	17,136
Equity Lifestyle Properties, Inc. (REIT)	1,900	131,043
Equity Residential (REIT)	3,000	187,080
Essex Property Trust, Inc. (REIT)	2,500	384,800
Extra Space Storage, Inc. (REIT)	5,300	162,180
Federal Realty Investment Trust (REIT)	3,000	312,270
HCP, Inc. (REIT)	3,700	163,355
Highwoods Properties, Inc. (REIT)	4,700	158,155
Home Properties, Inc. (REIT)	2,800	171,808
Kilroy Realty Corp. (REIT)	3,300	159,753
Mid-America Apartment Communities, Inc. (REIT)	2,700	184,248
Omega Healthcare Investors, Inc. (REIT)	7,400	166,500
Plum Creek Timber Co., Inc. (REIT)	11,300	448,610
Post Properties, Inc. (REIT)	3,200	156,640
Potlatch Corp. (REIT)	1,929	61,612
PS Business Parks, Inc. (REIT)	400	27,088
Public Storage (REIT)	10,030	1,448,432
Rayonier, Inc. (REIT)	8,700	390,630
Regency Centers Corp. (REIT)	3,800	180,766
Saul Centers, Inc. (REIT)	500	21,435
Simon Property Group, Inc. (REIT)	17,850	2,778,531
Tanger Factory Outlet Centers (REIT)	5,076	162,686
Taubman Centers, Inc. (REIT)	2,100	162,036
Universal Health Realty Income Trust (REIT)	900	37,377
Washington Real Estate Investment Trust (REIT)	547	15,562
Weyerhaeuser Co. (REIT)	11,100	248,196

		11,858,591

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	23,591	385,949
Tejon Ranch Co.*	900	25,758
Zillow, Inc., Class A*	58,770	2,270,285

		2,681,992

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	174,000	1,705,200
New York Community Bancorp, Inc.	112,500	1,409,625
People’s United Financial, Inc.	11,600	134,676

		3,249,501

Total Financials		61,354,321

Health Care (12.7%)
Biotechnology (5.1%)
Affymax, Inc.*	900	11,592
Alexion Pharmaceuticals, Inc.*	102,796	10,207,643

Allos Therapeutics, Inc.*	7,600	$13,604
Alnylam Pharmaceuticals, Inc.*	4,300	50,181
AMAG Pharmaceuticals, Inc.*	2,000	30,800
Amgen, Inc.	98,805	7,216,717
Amylin Pharmaceuticals, Inc.*	12,000	338,760
Arena Pharmaceuticals, Inc.*	7,588	75,728
ARIAD Pharmaceuticals, Inc.*	11,600	199,636
ArQule, Inc.*	3,300	19,569
Array BioPharma, Inc.*	3,900	13,533
BioCryst Pharmaceuticals, Inc.*	2,500	9,950
Biogen Idec, Inc.*	109,178	15,763,120
BioMarin Pharmaceutical, Inc.*	7,200	284,976
BioMimetic Therapeutics, Inc.*	33,407	87,860
Celgene Corp.*	126,803	8,135,680
Celldex Therapeutics, Inc.*	1,200	6,228
Cepheid, Inc.*	199,964	8,948,389
Cubist Pharmaceuticals, Inc.*	43,600	1,652,876
Curis, Inc.*	106,650	575,910
Cytori Therapeutics, Inc.*	1,700	4,590
Dendreon Corp.*	11,619	85,981
Dyax Corp.*	4,500	9,585
Emergent Biosolutions, Inc.*	2,300	34,845
Exelixis, Inc.*	12,700	70,231
Genomic Health, Inc.*	55,894	1,866,860
Gilead Sciences, Inc.*	83,064	4,259,522
Halozyme Therapeutics, Inc.*	8,500	75,310
Human Genome Sciences, Inc.*	46,592	611,753
Idenix Pharmaceuticals, Inc.*	2,000	20,600
Immunogen, Inc.*	17,300	290,294
Immunomedics, Inc.*	5,300	18,921
Incyte Corp.*	6,200	140,740
InterMune, Inc.*	4,700	56,165
Isis Pharmaceuticals, Inc.*	39,560	474,720
Lexicon Pharmaceuticals, Inc.*	1,900	4,275
Ligand Pharmaceuticals, Inc., Class B*	1,383	23,428
MannKind Corp.*	4,949	11,333
Medivation, Inc.*	3,400	310,760
Momenta Pharmaceuticals, Inc.*	4,500	60,840
Myriad Genetics, Inc.*	61,500	1,461,855
Neurocrine Biosciences, Inc.*	3,100	24,521
Novavax, Inc.*	4,700	7,332
NPS Pharmaceuticals, Inc.*	3,800	32,718
Onyx Pharmaceuticals, Inc.*	4,500	299,025
Opko Health, Inc.*	3,900	17,940
Orexigen Therapeutics, Inc.*	1,600	8,864
Osiris Therapeutics, Inc.*	1,200	13,164
PDL BioPharma, Inc.	14,400	95,472
Pharmacyclics, Inc.*	3,800	207,518
Progenics Pharmaceuticals, Inc.*	2,200	21,516
Regeneron Pharmaceuticals, Inc.*	24,100	2,752,702
Rigel Pharmaceuticals, Inc.*	3,000	27,900
Sangamo BioSciences, Inc.*	3,000	16,560
Seattle Genetics, Inc.*	9,600	243,744
SIGA Technologies, Inc.*	2,771	7,953
Spectrum Pharmaceuticals, Inc.*	3,469	53,978
Synta Pharmaceuticals Corp.*	1,400	7,658
United Therapeutics Corp.*	4,142	204,532
Vanda Pharmaceuticals, Inc.*	2,614	11,501
Vertex Pharmaceuticals, Inc.*	111,490	6,234,521

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Vical, Inc.*	6,900	$24,840

		73,849,319

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.*	2,700	99,900
ABIOMED, Inc.*	2,800	63,896
Accuray, Inc.*	3,410	23,324
Align Technology, Inc.*	7,000	234,220
Analogic Corp.	1,100	68,200
Atrion Corp.	100	20,498
Baxter International, Inc.	36,514	1,940,719
Becton, Dickinson and Co.	13,225	988,569
C.R. Bard, Inc.	6,053	650,334
Cerus Corp.*	574,980	1,908,934
Conceptus, Inc.*	3,800	75,316
Cooper Cos., Inc.	12,940	1,032,094
Covidien plc	45,295	2,423,283
Cyberonics, Inc.*	3,500	157,290
DENTSPLY International, Inc.	18,300	691,923
DexCom, Inc.*	5,033	65,228
Edwards Lifesciences Corp.*	20,296	2,096,577
Endologix, Inc.*	5,900	91,096
Exactech, Inc.*	600	10,062
Gen-Probe, Inc.*	4,200	345,240
Given Imaging Ltd.*	148,609	2,348,022
Hansen Medical, Inc.*	1,400	3,178
HeartWare International, Inc.*	800	71,040
ICU Medical, Inc.*	1,176	62,775
IDEXX Laboratories, Inc.*	5,000	480,650
Insulet Corp.*	3,600	76,932
Integra LifeSciences Holdings Corp.*	2,300	85,514
Intuitive Surgical, Inc.*	13,256	7,341,040
IRIS International, Inc.*	1,500	16,950
MAKO Surgical Corp.*	2,600	66,586
Medtronic, Inc.	54,702	2,118,609
Merit Medical Systems, Inc.*	4,500	62,145
Natus Medical, Inc.*	2,200	25,564
Neogen Corp.*	1,800	83,160
NxStage Medical, Inc.*	1,200	20,112
OraSure Technologies, Inc.*	3,600	40,464
Orthofix International N.V.*	1,609	66,371
Quidel Corp.*	2,300	36,064
ResMed, Inc.*	13,000	405,600
RTI Biologics, Inc.*	4,400	16,544
Sirona Dental Systems, Inc.*	4,000	180,040
Spectranetics Corp.*	2,600	29,692
St. Jude Medical, Inc.	16,911	674,918
Stryker Corp.	30,803	1,697,245
Thoratec Corp.*	4,700	157,826
Varian Medical Systems, Inc.*	8,313	505,181
Volcano Corp.*	2,500	71,625
Zimmer Holdings, Inc.	2,500	160,900

		29,891,450

Health Care Providers & Services (1.7%)
Air Methods Corp.*	900	88,425
AMERIGROUP Corp.*	2,400	158,184
AmerisourceBergen Corp.	17,699	696,456
AMN Healthcare Services, Inc.*	2,600	15,418
Bio-Reference Labs, Inc.*	1,800	47,304
BioScrip, Inc.*	4,447	33,041

Cardinal Health, Inc.	52,440	$2,202,480
Catalyst Health Solutions, Inc.*	4,700	439,168
Corvel Corp.*	700	34,300
DaVita, Inc.*	6,831	670,873
Emeritus Corp.*	1,600	26,928
Ensign Group, Inc.	1,800	50,886
Express Scripts Holding Co.*	165,695	9,250,752
HCA Holdings, Inc.	5,800	176,494
Henry Schein, Inc.*	3,517	276,049
HMS Holdings Corp.*	6,000	199,860
IPC The Hospitalist Co., Inc.*	1,517	68,750
Laboratory Corp. of America Holdings*	7,381	683,554
Landauer, Inc.	400	22,932
Lincare Holdings, Inc.	7,400	251,748
McKesson Corp.	33,758	3,164,812
MWI Veterinary Supply, Inc.*	1,400	143,878
National Research Corp.	100	5,235
Patterson Cos., Inc.	6,100	210,267
Providence Service Corp.*	800	10,968
Quest Diagnostics, Inc.	2,713	162,509
Tenet Healthcare Corp.*	31,500	165,060
U.S. Physical Therapy, Inc.	1,000	25,430
UnitedHealth Group, Inc.	92,995	5,440,208
Universal Health Services, Inc., Class B	6,434	277,691
WellPoint, Inc.	2,200	140,338

		25,139,998

Health Care Technology (0.4%)
athenahealth, Inc.*	43,960	3,480,313
Cerner Corp.*	11,600	958,856
Computer Programs & Systems, Inc.	1,300	74,386
MedAssets, Inc.*	4,765	64,089
Omnicell, Inc.*	2,500	36,600
Quality Systems, Inc.	3,800	104,538
SXC Health Solutions Corp.*	9,800	972,258

		5,691,040

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	24,626	966,324
Charles River Laboratories International, Inc.*	300	9,828
Compugen Ltd.*	144,885	559,256
Covance, Inc.*	5,491	262,745
eResearchTechnology, Inc.*	3,500	27,965
Illumina, Inc.*	124,172	5,015,307
Life Technologies Corp.*	2,892	130,111
Luminex Corp.*	5,000	122,450
Mettler-Toledo International, Inc.*	2,900	451,965
Sequenom, Inc.*	4,900	19,894
Techne Corp.	3,200	237,440
Thermo Fisher Scientific, Inc.	38,770	2,012,551
Waters Corp.*	6,500	516,555

		10,332,391

Pharmaceuticals (2.7%)
Abbott Laboratories	111,583	7,193,756
Acura Pharmaceuticals, Inc.*	700	2,198
Akorn, Inc.*	4,600	72,542

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Allergan, Inc.	75,752	$7,012,363
Bristol-Myers Squibb Co.	215,160	7,735,002
Cadence Pharmaceuticals, Inc.*	2,900	10,353
Depomed, Inc.*	4,100	23,329
Eli Lilly and Co.	26,127	1,121,110
Endo Health Solutions, Inc.*	8,300	257,134
Forest Laboratories, Inc.*	128,595	4,499,539
Impax Laboratories, Inc.*	5,689	115,316
Johnson & Johnson	67,130	4,535,303
MAP Pharmaceuticals, Inc.*	600	8,988
Medicines Co.*	4,200	96,348
Mylan, Inc.*	28,265	604,023
Obagi Medical Products, Inc.*	1,400	21,378
Optimer Pharmaceuticals, Inc.*	3,700	57,424
Pain Therapeutics, Inc.*	2,800	13,132
Perrigo Co.	6,900	813,717
Pozen, Inc.*	2,100	13,104
Questcor Pharmaceuticals, Inc.*	4,100	218,284
Salix Pharmaceuticals Ltd.*	4,100	223,204
Santarus, Inc.*	5,801	41,129
Sciclone Pharmaceuticals, Inc.*	5,800	40,658
Sucampo Pharmaceuticals, Inc., Class A*	700	4,921
Teva Pharmaceutical Industries Ltd. (ADR)	14,700	579,768
Valeant Pharmaceuticals International, Inc.*	36,550	1,637,074
Vivus, Inc.*	8,400	239,736
Warner Chilcott plc, Class A*	99,310	1,779,635
Watson Pharmaceuticals, Inc.*	8,500	628,915
XenoPort, Inc.*	3,500	21,140

		39,620,523

Total Health Care		184,524,721

Industrials (8.8%)
Aerospace & Defense (2.2%)
Aerovironment, Inc.*	1,700	44,727
BE Aerospace, Inc.*	6,500	283,790
Boeing Co.	70,899	5,267,796
Cubic Corp.	1,439	69,187
DigitalGlobe, Inc.*	1,478	22,406
GenCorp, Inc.*	4,600	29,946
Goodrich Corp.	8,854	1,123,573
HEICO Corp.	3,750	148,200
Hexcel Corp.*	7,000	180,530
Honeywell International, Inc.	55,971	3,125,421
L-3 Communications Holdings, Inc.	35,065	2,595,161
Lockheed Martin Corp.	17,168	1,494,989
National Presto Industries, Inc.	459	32,024
Precision Castparts Corp.	51,044	8,396,228
Rockwell Collins, Inc.	10,989	542,307
Spirit AeroSystems Holdings, Inc., Class A*	3,446	82,118
Taser International, Inc.*	5,100	26,724
Teledyne Technologies, Inc.*	1,000	61,650
Textron, Inc.	6,100	151,707
TransDigm Group, Inc.*	3,472	466,290
United Technologies Corp.	111,287	8,405,507

		32,550,281

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	11,711	$685,445
Expeditors International of Washington, Inc.	15,083	584,466
FedEx Corp.	1,700	155,737
Forward Air Corp.	1,173	37,853
Hub Group, Inc., Class A*	1,900	68,780
United Parcel Service, Inc., Class B	100,548	7,919,160

		9,451,441

Airlines (0.1%)
Alaska Air Group, Inc.*	4,700	168,730
Allegiant Travel Co.*	1,415	98,597
Copa Holdings S.A., Class A	400	32,992
Delta Air Lines, Inc.*	36,141	395,744
Southwest Airlines Co.	13,800	127,236
United Continental Holdings, Inc.*	46,052	1,120,445

		1,943,744

Building Products (0.1%)
AAON, Inc.	1,650	31,103
Armstrong World Industries, Inc.	1,200	58,992
Fortune Brands Home & Security, Inc.*	6,800	151,436
Masco Corp.	25,475	353,338
Trex Co., Inc.*	1,900	57,171
USG Corp.*	600	11,430

		663,470

Commercial Services & Supplies (0.2%)
American Reprographics Co.*	3,000	15,090
Cintas Corp.	4,200	162,162
Clean Harbors, Inc.*	3,400	191,828
Copart, Inc.*	11,538	273,335
Covanta Holding Corp.	200	3,430
Deluxe Corp.	3,500	87,290
EnerNOC, Inc.*	1,185	8,579
Healthcare Services Group, Inc.	7,800	151,164
InnerWorkings, Inc.*	2,600	35,178
Interface, Inc.	4,300	58,609
Iron Mountain, Inc.	9,893	326,073
Knoll, Inc.	6,000	80,520
Mine Safety Appliances Co.	2,266	91,184
Multi-Color Corp.	800	17,792
Portfolio Recovery Associates, Inc.*	1,811	165,272
Rollins, Inc.	7,000	156,590
Standard Parking Corp.*	500	10,760
Stericycle, Inc.*	7,300	669,191
Team, Inc.*	1,500	46,770
U.S. Ecology, Inc.	1,300	23,062
Waste Connections, Inc.	7,756	232,060

		2,805,939

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,000	151,840
Fluor Corp.	30,250	1,492,535
MYR Group, Inc.*	1,650	28,149

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Shaw Group, Inc.*	50,648	$1,383,197

		3,055,721

Electrical Equipment (0.8%)
A123 Systems, Inc.*	1,320,692	1,664,072
Acuity Brands, Inc.	2,600	132,366
AMETEK, Inc.	13,810	689,257
AZZ, Inc.	1,149	70,388
Babcock & Wilcox Co.*	9,264	226,968
Cooper Industries plc	7,700	524,986
Emerson Electric Co.	89,954	4,190,057
General Cable Corp.*	400	10,376
Hubbell, Inc., Class B	3,400	264,996
II-VI, Inc.*	4,400	73,348
Polypore International, Inc.*	48,460	1,957,299
Rockwell Automation, Inc.	9,900	653,994
Roper Industries, Inc.	7,172	707,016
Vicor Corp.	1,600	11,104

		11,176,227

Industrial Conglomerates (1.2%)
3M Co.	71,468	6,403,533
Carlisle Cos., Inc.	1,675	88,808
Danaher Corp.	98,688	5,139,671
General Electric Co.	60,970	1,270,615
Raven Industries, Inc.	1,300	90,467
Tyco International Ltd.	85,075	4,496,214

		17,489,308

Machinery (1.9%)
Actuant Corp., Class A	3,923	106,549
Caterpillar, Inc.	45,670	3,877,840
CLARCOR, Inc.	2,298	110,672
Colfax Corp.*	1,700	46,869
Cummins, Inc.	83,102	8,053,415
Deere & Co.	29,867	2,415,344
Donaldson Co., Inc.	13,200	440,484
Dynamic Materials Corp.	1,000	17,330
Eaton Corp.	25,980	1,029,587
Flow International Corp.*	3,100	9,765
Flowserve Corp.	3,393	389,347
Gorman-Rupp Co.	1,500	44,700
Graco, Inc.	4,610	212,429
Graham Corp.	800	14,896
IDEX Corp.	5,600	218,288
Illinois Tool Works, Inc.	28,100	1,486,209
Ingersoll-Rand plc	18,700	788,766
Joy Global, Inc.	7,933	450,039
Lincoln Electric Holdings, Inc.	5,900	258,361
Lindsay Corp.	1,000	64,900
Manitowoc Co., Inc.	2,900	33,930
Met-Pro Corp.	1,200	11,052
Nordson Corp.	4,920	252,347
Omega Flex, Inc.*	300	3,573
PACCAR, Inc.	5,618	220,169
Pall Corp.	34,245	1,876,968
Parker Hannifin Corp.	4,800	369,024
Proto Labs, Inc.*	46,252	1,330,208
RBC Bearings, Inc.*	1,800	85,140
Sauer-Danfoss, Inc.	800	27,944
Snap-on, Inc.	2,400	149,400
SPX Corp.	2,200	143,704

Stanley Black & Decker, Inc.	28,690	$1,846,488
Sun Hydraulics Corp.	1,350	32,791
Tennant Co.	2,300	91,885
Timken Co.	4,500	206,055
Toro Co.	2,100	153,909
Valmont Industries, Inc.	1,600	193,552
Wabtec Corp.	3,400	265,234
Woodward, Inc.	4,800	189,312
Xylem, Inc.	6,200	156,054

		27,674,529

Marine (0.0%)
Kirby Corp.*	1,037	48,822

Professional Services (0.2%)
Acacia Research Corp.*	3,307	123,153
Advisory Board Co.*	2,600	128,934
CDI Corp.	100	1,640
Dun & Bradstreet Corp.	4,249	302,401
Equifax, Inc.	7,600	354,160
Exponent, Inc.*	1,800	95,094
Huron Consulting Group, Inc.*	2,700	85,455
IHS, Inc., Class A*	8,130	875,845
Insperity, Inc.	2,600	70,330
Nielsen Holdings N.V.*	5,200	136,344
Robert Half International, Inc.	13,212	377,467
Verisk Analytics, Inc., Class A*	9,800	482,748

		3,033,571

Road & Rail (1.0%)
Avis Budget Group, Inc.*	6,628	100,746
Celadon Group, Inc.	2,003	32,809
Con-way, Inc.	2,020	72,942
CSX Corp.	49,200	1,100,112
Genesee & Wyoming, Inc., Class A*	2,800	147,952
Heartland Express, Inc.	2,800	40,068
Hertz Global Holdings, Inc.*	17,400	222,720
J.B. Hunt Transport Services, Inc.	7,723	460,291
Kansas City Southern	5,000	347,800
Landstar System, Inc.	3,300	170,676
Norfolk Southern Corp.	34,800	2,497,596
Old Dominion Freight Line, Inc.*	571	24,718
Union Pacific Corp.	82,274	9,816,111

		15,034,541

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	3,481	87,791
Fastenal Co.	43,008	1,733,653
Houston Wire & Cable Co.	1,400	15,302
Kaman Corp.	2,098	64,912
MSC Industrial Direct Co., Inc., Class A	3,700	242,535
TAL International Group, Inc.	300	10,047
Titan Machinery, Inc.*	600	18,222
United Rentals, Inc.*	6,600	224,664
W.W. Grainger, Inc.	4,102	784,466

		3,181,592

Total Industrials		128,109,186

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (26.8%)
Communications Equipment (2.3%)
Acme Packet, Inc.*	3,800	$70,870
ADTRAN, Inc.	4,400	132,836
Anaren, Inc.*	1,339	26,244
Arris Group, Inc.*	27,371	380,731
Aruba Networks, Inc.*	6,200	93,310
Ciena Corp.*	2,836	46,425
Cisco Systems, Inc.	149,230	2,562,279
F5 Networks, Inc.*	62,700	6,242,412
Harris Corp.	3,369	140,993
Infinera Corp.*	10,300	70,452
InterDigital, Inc.	3,100	91,481
Ixia*	2,100	25,242
Juniper Networks, Inc.*	104,100	1,697,871
Loral Space & Communications, Inc.	1,058	71,256
Motorola Solutions, Inc.	20,400	981,444
NETGEAR, Inc.*	500	17,255
QUALCOMM, Inc.	361,226	20,113,064
Riverbed Technology, Inc.*	10,900	176,035
ShoreTel, Inc.*	3,000	13,140
ViaSat, Inc.*	2,361	89,175

		33,042,515

Computers & Peripherals (7.2%)
3D Systems Corp.*	2,600	88,764
Apple, Inc.*	132,918	77,624,112
EMC Corp.*	338,127	8,666,195
Fusion-io, Inc.*	407,542	8,513,552
Immersion Corp.*	1,200	6,756
NCR Corp.*	11,360	258,213
NetApp, Inc.*	17,100	544,122
SanDisk Corp.*	93,115	3,396,835
Seagate Technology plc	70,125	1,734,191
Silicon Graphics International Corp.*	427,713	2,745,918
Stratasys, Inc.*	16,230	804,197
Super Micro Computer, Inc.*	1,600	25,376
Western Digital Corp.*	6,700	204,216

		104,612,447

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	11,360	623,891
Anixter International, Inc.	200	10,610
Badger Meter, Inc.	1,800	67,590
Cognex Corp.	607	19,211
Daktronics, Inc.	2,700	18,657
Dolby Laboratories, Inc., Class A*	21,200	875,560
DTS, Inc.*	1,400	36,512
Echelon Corp.*	2,400	8,352
FARO Technologies, Inc.*	1,400	58,912
FEI Co.*	4,106	196,431
FLIR Systems, Inc.	12,888	251,316
IPG Photonics Corp.*	1,600	69,744
Jabil Circuit, Inc.	11,300	229,729
Maxwell Technologies, Inc.*	1,500	9,840
MTS Systems Corp.	500	19,275
Multi-Fineline Electronix, Inc.*	1,300	32,032
National Instruments Corp.	6,500	174,590
OSI Systems, Inc.*	1,000	63,340

Plexus Corp.*	1,118	$31,528
TE Connectivity Ltd.	49,780	1,588,480
Trimble Navigation Ltd.*	10,300	473,903
Universal Display Corp.*	2,300	82,662

		4,942,165

Internet Software & Services (4.1%)
Akamai Technologies, Inc.*	28,219	895,953
AOL, Inc.*	5,900	165,672
Baidu, Inc. (ADR)*	61,699	7,094,151
Blucora, Inc.*	1,600	19,712
comScore, Inc.*	1,500	24,690
Constant Contact, Inc.*	2,900	51,852
Cornerstone OnDemand, Inc.*	134,933	3,212,755
CoStar Group, Inc.*	2,488	202,026
DealerTrack Holdings, Inc.*	4,700	141,517
Dice Holdings, Inc.*	1,300	12,207
eBay, Inc.*	186,398	7,830,580
Equinix, Inc.*	12,420	2,181,573
Facebook, Inc., Class A*	118,629	3,691,734
Google, Inc., Class A*	27,833	16,145,088
IAC/InterActiveCorp	101,400	4,623,840
j2 Global, Inc.	4,900	129,458
LinkedIn Corp., Class A*	70,147	7,454,522
Liquidity Services, Inc.*	1,200	61,428
LivePerson, Inc.*	5,500	104,830
Move, Inc.*	4,800	43,728
NIC, Inc.	6,200	78,740
Rackspace Hosting, Inc.*	72,600	3,190,044
Stamps.com, Inc.*	1,100	27,137
support.com, Inc.*	2,600	8,294
VeriSign, Inc.*	10,200	444,414
Vocus, Inc.*	1,300	24,180
XO Group, Inc.*	2,300	20,401
Yelp, Inc.*	77,959	1,772,008
Zix Corp.*	9,600	24,960

		59,677,494

IT Services (3.8%)
Accenture plc, Class A	98,299	5,906,787
Alliance Data Systems Corp.*	4,580	618,300
Automatic Data Processing, Inc.	35,659	1,984,780
Broadridge Financial Solutions, Inc.	12,969	275,851
CACI International, Inc., Class A*	500	27,510
Cardtronics, Inc.*	1,000	30,210
Cass Information Systems, Inc.	550	22,137
Cognizant Technology Solutions Corp., Class A*	65,494	3,929,640
CSG Systems International, Inc.*	1,500	25,920
DST Systems, Inc.	700	38,017
ExlService Holdings, Inc.*	1,200	29,568
Fiserv, Inc.*	8,409	607,298
FleetCor Technologies, Inc.*	4,100	143,664
Forrester Research, Inc.	1,300	44,018
Gartner, Inc.*	5,200	223,860
Genpact Ltd.*	9,900	164,637
Global Payments, Inc.	7,000	302,610
Hackett Group, Inc.*	3,300	18,381

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Heartland Payment Systems, Inc.	4,700	$141,376
iGATE Corp.*	1,800	30,636
International Business Machines Corp.	76,274	14,917,669
Jack Henry & Associates, Inc.	9,701	334,879
Lionbridge Technologies, Inc.*	9,400	29,610
Mastercard, Inc., Class A	16,798	7,224,988
MAXIMUS, Inc.	2,930	151,627
MoneyGram International, Inc.*	1,287	18,790
NeuStar, Inc., Class A*	1,600	53,440
Paychex, Inc.	21,172	665,012
SAIC, Inc.	9,236	111,940
Teradata Corp.*	94,285	6,789,463
TNS, Inc.*	3,200	57,408
Total System Services, Inc.	9,700	232,121
Vantiv, Inc., Class A*	6,500	151,385
VeriFone Systems, Inc.*	6,100	201,849
Virtusa Corp.*	500	6,675
Visa, Inc., Class A	76,816	9,496,762
Western Union Co.	47,559	800,894
Wright Express Corp.*	2,700	166,644

		55,976,356

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,900	134,004

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	43,800	250,974
Altera Corp.	25,174	851,888
Analog Devices, Inc.	4,099	154,409
Atmel Corp.*	134,100	898,470
ATMI, Inc.*	782	16,086
Avago Technologies Ltd.	16,100	577,990
Broadcom Corp., Class A*	160,351	5,419,864
Cabot Microelectronics Corp.	212	6,193
CEVA, Inc.*	1,200	21,132
Cree, Inc.*	40,245	1,033,089
Cypress Semiconductor Corp.*	13,400	177,148
Exar Corp.*	300	2,448
GT Advanced Technologies, Inc.*	1,700	8,976
Intel Corp.	314,295	8,375,962
Lam Research Corp.*	4,459	168,283
Linear Technology Corp.	19,142	599,719
LSI Corp.*	39,800	253,526
Maxim Integrated Products, Inc.	10,186	261,169
MEMC Electronic Materials, Inc.*	2,100	4,557
Micrel, Inc.	427	4,069
Microchip Technology, Inc.	14,581	482,339
Monolithic Power Systems, Inc.*	4,055	80,573
NVE Corp.*	400	21,500
NVIDIA Corp.*	325,053	4,492,232
Power Integrations, Inc.	2,800	104,440
Rambus, Inc.*	9,000	51,660
Skyworks Solutions, Inc.*	14,994	410,386
Teradyne, Inc.*	10,600	149,036
Texas Instruments, Inc.	52,471	1,505,393
Ultratech, Inc.*	1,900	59,850
Veeco Instruments, Inc.*	2,300	79,028

Volterra Semiconductor Corp.*	2,100	$49,245
Xilinx, Inc.	18,300	614,331

		27,185,965

Software (7.2%)
Actuate Corp.*	4,900	33,957
Adobe Systems, Inc.*	111,487	3,608,834
Advent Software, Inc.*	2,800	75,908
American Software, Inc., Class A	1,200	9,540
ANSYS, Inc.*	7,541	475,913
Ariba, Inc.*	6,900	308,844
Autodesk, Inc.*	53,861	1,884,596
Blackbaud, Inc.	5,000	128,350
BMC Software, Inc.*	12,595	537,555
Bottomline Technologies, Inc.*	2,617	47,237
CA, Inc.	5,900	159,831
Cadence Design Systems, Inc.*	19,100	209,909
Check Point Software Technologies Ltd.*	22,250	1,103,377
Citrix Systems, Inc.*	115,032	9,655,786
Compuware Corp.*	2,800	26,012
Concur Technologies, Inc.*	2,900	197,490
Deltek, Inc.*	1,306	15,137
Ebix, Inc.	1,500	29,925
EPIQ Systems, Inc.	3,002	36,774
FactSet Research Systems, Inc.	3,600	334,584
FalconStor Software, Inc.*	3,100	8,091
Fortinet, Inc.*	8,500	197,370
Guidewire Software, Inc.*	74,210	2,086,785
Informatica Corp.*	33,150	1,404,234
Interactive Intelligence Group, Inc.*	1,100	31,031
Intuit, Inc.	42,517	2,523,384
JDA Software Group, Inc.*	2,324	69,000
Kenexa Corp.*	2,900	84,187
Manhattan Associates, Inc.*	2,000	91,420
Mentor Graphics Corp.*	500	7,500
MICROS Systems, Inc.*	6,900	353,280
Microsoft Corp.#	686,199	20,990,827
NetScout Systems, Inc.*	2,000	43,180
NetSuite, Inc.*	54,680	2,994,824
Nuance Communications, Inc.*	53,900	1,283,898
OPNET Technologies, Inc.	1,000	26,590
Oracle Corp.	325,124	9,656,183
Parametric Technology Corp.*	13,400	280,864
Pegasystems, Inc.	1,900	62,662
PROS Holdings, Inc.*	1,000	16,820
QLIK Technologies, Inc.*	5,000	110,600
Red Hat, Inc.*	120,888	6,827,754
Rovi Corp.*	8,538	167,516
Salesforce.com, Inc.*	91,088	12,593,827
ServiceNow, Inc.*	29,379	722,723
SolarWinds, Inc.*	182,026	7,929,053
Solera Holdings, Inc.	5,945	248,442
Sourcefire, Inc.*	122,300	6,286,220
Splunk, Inc.*	64,905	1,823,830
Symantec Corp.*	10,500	153,405
Synchronoss Technologies, Inc.*	1,700	31,399
Synopsys, Inc.*	6,100	179,523
Take-Two Interactive Software, Inc.*	890	8,419

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

TIBCO Software, Inc.*	79,447	$2,377,054
Tyler Technologies, Inc.*	3,100	125,085
Ultimate Software Group, Inc.*	1,900	169,328
VASCO Data Security International, Inc.*	2,200	17,996
VMware, Inc., Class A*	34,487	3,139,696
Websense, Inc.*	5,300	99,269
Zynga, Inc., Class A*	44,900	244,256

		104,347,084

Total Information Technology		389,918,030

Materials (2.8%)
Chemicals (2.0%)
Airgas, Inc.	4,800	403,248
Albemarle Corp.	3,549	211,662
Balchem Corp.	2,250	73,373
Calgon Carbon Corp.*	6,600	93,852
Celanese Corp.	13,324	461,277
CF Industries Holdings, Inc.	1,018	197,227
E.I. du Pont de Nemours & Co.	66,058	3,340,553
Eastman Chemical Co.	10,200	513,774
Ecolab, Inc.	18,244	1,250,261
FMC Corp.	10,032	536,511
Hawkins, Inc.	891	34,019
International Flavors & Fragrances, Inc.	6,400	350,720
Koppers Holdings, Inc.	1,245	42,330
LSB Industries, Inc.*	2,300	71,093
LyondellBasell Industries N.V., Class A	3,800	153,026
Monsanto Co.	137,791	11,406,339
Omnova Solutions, Inc.*	5,500	41,470
PPG Industries, Inc.	27,760	2,945,891
Praxair, Inc.	34,919	3,796,743
Rockwood Holdings, Inc.	4,600	204,010
Sherwin-Williams Co.	14,873	1,968,442
Sigma-Aldrich Corp.	7,911	584,860
Solutia, Inc.	8,700	244,035
Valspar Corp.	6,500	341,185
W.R. Grace & Co.*	4,701	237,166
Westlake Chemical Corp.	3,000	156,780
Zep, Inc.	1,700	23,341

		29,683,188

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	223,069
Martin Marietta Materials, Inc.	1,900	149,758
United States Lime & Minerals, Inc.*	100	4,667

		377,494

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	17,420
Ball Corp.	12,000	492,600
Crown Holdings, Inc.*	4,500	155,205
Owens-Illinois, Inc.*	8,500	162,945
Packaging Corp. of America	6,600	186,384
Rock-Tenn Co., Class A	4,900	267,295

		1,281,849

Metals & Mining (0.6%)
AK Steel Holding Corp.	400	$2,348
Allied Nevada Gold Corp.*	6,400	181,632
AMCOL International Corp.	700	19,817
Barrick Gold Corp.	23,700	890,409
Carpenter Technology Corp.	3,100	148,304
Compass Minerals International, Inc.	2,700	205,956
Freeport-McMoRan Copper & Gold, Inc.	103,680	3,532,378
Goldcorp, Inc.	32,360	1,216,089
Molycorp, Inc.*	4,000	86,200
Nucor Corp.	30,300	1,148,370
Royal Gold, Inc.	3,878	304,035
Southern Copper Corp.	8,503	267,929
Steel Dynamics, Inc.	11,300	132,775

		8,136,242

Paper & Forest Products (0.1%)
Deltic Timber Corp.	900	54,882
International Paper Co.	49,400	1,428,154

		1,483,036

Total Materials		40,961,809

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.7%)
AboveNet, Inc.*	1,150	96,600
Cogent Communications Group, Inc.*	8,300	159,775
Consolidated Communications Holdings, Inc.	700	10,360
Level 3 Communications, Inc.*	7,200	159,480
Lumos Networks Corp.	1,900	17,955
tw telecom, Inc.*	12,703	325,959
Verizon Communications, Inc.	198,900	8,839,116
Windstream Corp.	20,141	194,562

		9,803,807

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	59,317	3,479,535
NTELOS Holdings Corp.	1,900	35,815
SBA Communications Corp., Class A*	10,100	576,205

		4,091,555

Total Telecommunication Services		13,895,362

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	3,600	248,076

Gas Utilities (0.1%)
ONEOK, Inc.	14,600	617,726
Questar Corp.	7,700	160,622

		778,348

Total Utilities		1,026,424

Total Common Stocks (83.5%) (Cost $954,469,816)		1,214,361,778

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	$502

Total Financials		502

Total Corporate Bonds		502

Total Long-Term Debt Securities (0.0%) (Cost $600)		502

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30*	700	1,316

Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49*†(b)	900	855

Total Rights (0.0%) (Cost $3,710)		2,171

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Government Securities (2.0%)
U.S. Treasury Bills 0.11%, 11/1/12 #(p) (Cost $28,019,549)	$28,032,000	$28,021,320

Total Investments (85.5%) (Cost $982,493,675)		1,242,385,771
Other Assets Less Liabilities (14.5%)		211,472,462

Net Assets (100%)		$1,453,858,233

*	Non-income producing.
†	Securities (totaling $855 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,816,660.
(b)	Illiquid Security.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,066	September-12	$53,952,968	$55,639,870	$1,686,902
S&P 500 E-Mini Index	1,791	September-12	117,313,258	121,465,620	4,152,362
S&P MidCap 400 E-Mini Index	429	September-12	39,345,971	40,304,550	958,579

					$6,797,843

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$230,821,703	$—	$—	$230,821,703
Consumer Staples	94,684,097	—	—	94,684,097
Energy	69,066,125	—	—	69,066,125
Financials	61,354,321	—	—	61,354,321
Health Care	184,524,721	—	—	184,524,721
Industrials	128,109,186	—	—	128,109,186
Information Technology	389,918,030	—	—	389,918,030
Materials	40,961,809	—	—	40,961,809
Telecommunication Services	13,895,362	—	—	13,895,362
Utilities	1,026,424	—	—	1,026,424
Corporate Bonds
Financials	—	502	—	502
Futures	6,797,843	—	—	6,797,843
Rights
Health Care	1,316	—	855	2,171
Short-Term Investments	—	28,021,320	—	28,021,320

Total Assets	$1,221,160,937	$28,021,822	$855	$1,249,183,614

Total Liabilities	$—	$—	$—	$—

Total	$1,221,160,937	$28,021,822	$855	$1,249,183,614

(a) A Security with a market value of $132,836 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Rights-Health Care

Balance as of 12/31/11	$855
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/12	$855

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	6,797,843	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,797,843

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	19,768,449	—	—	19,768,449
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$19,768,449	$—	$—	$19,768,449

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,781,393	—	—	4,781,393
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,781,393	$—	$—	$4,781,393

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $238,810,000 during the six months ended June 30, 2012.

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$431,258,387
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$486,852,179

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,304,627
Aggregate gross unrealized depreciation	(45,115,057)

Net unrealized appreciation	$245,189,570

Federal income tax cost of investments	$997,196,201

For the six months ended June 30, 2012, the Portfolio incurred approximately $1,730 as brokerage commissions with Sanford C. Bernstein & Co., LLC and $10 with Williams Capital Group, affiliated broker/dealers. Effective May 1, 2012, Williams Capital Group is no longer an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,143,610,652 of which $5,225,109 expires in the year 2015, $810,254,156 expires in the year 2016 and $328,131,387 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $982,493,675)	$1,242,385,771
Cash	194,055,453
Foreign cash (Cost $1,910)	1,962
Receivable for securities sold	21,560,891
Due from broker for futures variation margin	5,942,660
Dividends, interest and other receivables	839,771
Receivable from Separate Accounts for Trust shares sold	386,909
Other assets	9,683

Total assets	1,465,183,100

LIABILITIES
Payable for securities purchased	9,645,991
Investment management fees payable	674,149
Payable to Separate Accounts for Trust shares redeemed	368,504
Administrative fees payable	191,639
Distribution fees payable - Class A	174,385
Distribution fees payable - Class B	116,439
Trustees’ fees payable	49,875
Accrued expenses	103,885

Total liabilities	11,324,867

NET ASSETS	$1,453,858,233

Net assets were comprised of:
Paid in capital	$2,336,322,329
Accumulated undistributed net investment income (loss)	592,798
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,149,746,885)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	266,689,991

Net assets	$1,453,858,233

Class A
Net asset value, offering and redemption price per share, $866,863,744 / 30,815,672 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.13

Class B
Net asset value, offering and redemption price per share, $578,837,608 / 20,948,583 shares outstanding (unlimited amount authorized: $0.001 par value)	$27.63

Class K
Net asset value, offering and redemption price per share, $8,156,881 / 289,605 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,913 foreign withholding tax)	$7,416,433
Interest	119,008

Total income	7,535,441

EXPENSES
Investment management fees	4,290,309
Administrative fees	1,135,402
Distribution fees - Class A	1,110,120
Distribution fees - Class B	743,191
Printing and mailing expenses	77,454
Custodian fees	57,434
Professional fees	34,609
Trustees’ fees	16,767
Miscellaneous	18,441

Gross expenses	7,483,727
Less: Fees paid indirectly	(52,660)

Net expenses	7,431,067

NET INVESTMENT INCOME (LOSS)	104,374

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	26,976,027
Futures	19,768,449
Foreign currency transactions	(4,171)

Net realized gain (loss)	46,740,305

Change in unrealized appreciation (depreciation) on:
Securities	87,328,866
Futures	4,781,393
Foreign currency translations	(45)

Net change in unrealized appreciation (depreciation)	92,110,214

NET REALIZED AND UNREALIZED GAIN (LOSS)	138,850,519

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,954,893

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$104,374	$1,719,551
Net realized gain (loss) on investments, futures and foreign currency transactions	46,740,305	17,551,216
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	92,110,214	(110,256,224)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	138,954,893	(90,985,457)

DIVIDENDS:
Dividends from net investment income
Class A	—	(1,502,805)
Class K†	—	(18,239)

TOTAL DIVIDENDS	—	(1,521,044)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 274,293 and 896,126 shares, respectively ]	7,738,036	24,135,458
Capital shares issued in reinvestment of dividends [ 0 and 59,964 shares, respectively ]	—	1,502,805
Capital shares repurchased [ (2,033,158) and (5,343,851) shares, respectively ]	(57,354,912)	(145,629,933	)(z)

Total Class A transactions	(49,616,876)	(119,991,670)

Class B
Capital shares sold [ 464,174 and 1,070,632 shares, respectively ]	12,881,964	28,742,322
Capital shares repurchased [ (1,733,817) and (4,778,573) shares, respectively ]	(48,183,794)	(129,237,075)

Total Class B transactions	(35,301,830)	(100,494,753)

Class K†
Capital shares sold [ 25,211 and 413,222 shares, respectively ]	710,500	10,485,663	(z)
Capital shares issued in reinvestment of dividends [ 0 and 728 shares, respectively ]	—	18,239
Capital shares repurchased [ (129,787) and (19,769) shares, respectively ]	(3,691,125)	(504,351)

Total Class K transactions	(2,980,625)	9,999,551

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(87,899,331)	(210,486,872)

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,055,562	(302,993,373)
NET ASSETS:
Beginning of period	1,402,802,671	1,705,796,044

End of period (a)	$1,453,858,233	$1,402,802,671

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$592,798	$488,424

 †    Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Aggressive Equity Portfolio exchanged approximately 379,229 Class A shares for approximately 379,229 Class K shares. This exchange amounted to approximately $9,602,274.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011	2010		2009	2008		2007
Net asset value, beginning of period	$25.60		$27.32	$23.37		$17.03	$32.11		$28.78

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.06 (e)	0.14	(e)	0.19 (e)	0.08	(e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.53		(1.73)	4.03		6.23	(15.09)		3.32

Total from investment operations	2.53		(1.67)	4.17		6.42	(15.01)		3.36

Capital contribution from affiliate (†)	—		—	—		—	0.06		—

Less distributions:
Dividends from net investment income	—		(0.05)	(0.22)		(0.08)	(0.13)		(0.03)

Net asset value, end of period	$28.13		$25.60	$27.32		$23.37	$17.03		$32.11

Total return (b)	9.88%		(6.12)%	17.92	%(aa)	37.69%	(46.55	)%(n)	11.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$866,864		$833,975	$1,009,682		$914,031	$690,098		$2,638,093
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.00%		0.74%	0.76%		0.67%	0.77%		0.72%
Before fees paid indirectly (a)	1.00%		0.75%	0.77%		0.82%	0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.01%		0.21%	0.56%		0.96%	0.31%		0.14%
Before fees paid indirectly (a)	0.01%		0.20%	0.55%		0.81%	0.30%		0.07%
Portfolio turnover rate	35%		74%	54%		91%	98%		87%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008		2007
Net asset value, beginning of period	$25.15		$26.85		$22.97		$16.74		$31.56		$28.33

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	(0.01	)(e)	—	#(e)	0.16	(e)	0.02	(e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.48		(1.69)		4.03		6.09		(14.82)		3.26

Total from investment operations	2.48		(1.70)		4.03		6.25		(14.80)		3.23

Capital contribution from affiliate (†)	—		—		—		—		0.07		—

Less distributions:
Dividends from net investment income	—		—		(0.15)		(0.02)		(0.09)		—

Net asset value, end of period	$27.63		$25.15		$26.85		$22.97		$16.74		$31.56

Total return (b)	9.86%		(6.33)%		17.63	%(bb)	37.34%		(46.68	)%(o)	11.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$578,838		$558,736		$696,114		$430,402		$115,805		$244,593
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.00%		0.99%		1.01%		0.92%		1.02%		0.97%
Before fees paid indirectly (a)	1.00%		1.00%		1.02%		1.07	%(c)	1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.01%		(0.04)%		(0.02)%		0.79%		0.08%		(0.10)%
Before fees paid indirectly (a)	0.01%		(0.05)%		(0.02)%		0.65%		0.06%		(0.18)%
Portfolio turnover rate	35%		74%		54%		91%		98%		87%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$25.60	$24.85

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.54	0.77

Total from investment operations	2.57	0.80

Less distributions:
Dividends from net investment income	—	(0.05)

Net asset value, end of period	$28.17	$25.60

Total return (b)	10.04%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,157	$10,092
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.75%	0.74%
Before fees paid indirectly (a)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.24%	0.37%
Before fees paid indirectly (a)	0.23%	0.37%
Portfolio turnover rate	35%	74%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(†)	The capital contribution from affiliate is related to certain adjustments to historic net asset values.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(n)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.77)%.
(o)	Includes a gain incurred resulting from a litigation payment. Without the gain, the total return would have been (46.87)%
(p)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Health Care Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the Multimanager Aggressive Equity Portfolio.
(q)	On September 17, 2010, this Portfolio received, through a substitution transaction, the assets and liabilities of Multimanager Large Cap Growth Portfolio that followed the same objectives as this Portfolio.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.83%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.58%.

See Notes to Financial Statements.

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Government Securities	60.2%
Corporate Bonds	28.0
Asset-Backed and Mortgage-Backed Securities	8.5
Time Deposits	0.5
Convertible Preferred Stocks	0.3
Options Purchased	0.0 #
Cash and Other	2.5

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,032.90	$4.96
Hypothetical (5% average return before expenses)	1,000.00	1,019.99	4.93
Class B
Actual	1,000.00	1,032.90	4.96
Hypothetical (5% average return before expenses)	1,000.00	1,019.99	4.93
Class K
Actual	1,000.00	1,034.20	3.69
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.67

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.5%)
Asset-Backed Securities (2.3%)
321 Henderson Receivables LLC,
Series 2010-3A A 3.820%, 12/15/48§		$1,262,571	$1,286,244
Series 2012-1A A 4.210%, 2/16/65§		358,697	366,862
AH Mortgage Advance Trust,
Series SART-1 A1R 2.230%, 5/10/43§		280,000	279,966
Series SART-3 1A1 2.980%, 3/13/43§		300,000	300,340
American Money Management Corp.,
Series 2006-6A A1A 0.692%, 5/3/18(l)§		1,869,995	1,829,501
AmeriCredit Automobile Receivables Trust,
Series 2012-2 C 2.640%, 10/10/17		255,000	256,050
Series 2012-2 D 3.380%, 4/9/18		355,000	356,971
CarMax Auto Owner Trust,
Series 2012-1 B 1.760%, 8/15/17		200,000	200,713
Series 2012-1 C 2.200%, 10/16/17		90,000	90,299
Series 2012-1 D 3.090%, 8/15/18		115,000	115,374
Chesapeake Funding LLC,
Series 2012-1A B 1.840%, 11/7/23(l)§		220,000	220,000
Series 2012-1A C 2.240%, 11/7/23(l)§		200,000	200,000
Cumberland CLO Ltd.,
Series 2005-2A A 0.716%, 11/10/19(l)§		5,737,718	5,620,657
EFS Volunteer LLC,
Series 2010-1 A1 1.316%, 10/26/26(l)§		1,432,797	1,439,297
Ford Credit Floorplan Master Owner Trust,
Series 2010-5 C 2.070%, 9/15/15§		240,000	240,898
Series 2010-5 D 2.410%, 9/15/15§		125,000	125,237
Series 2011-2 C 2.370%, 9/15/15		305,000	305,435
Series 2011-2 D 2.860%, 9/15/15		210,000	210,287
Series 2012-1 B 1.142%, 1/15/16(l)		100,000	99,463
Series 2012-1 C 1.742%, 1/15/16(l)		345,000	343,682
Series 2012-1 D 2.342%, 1/15/16(l)		320,000	319,236
Series 2012-2 C 2.860%, 1/15/19		100,000	101,034
Series 2012-2 D 3.500%, 1/15/19		145,000	147,333
Galaxy CLO Ltd.,
Series 2005-4A A1VB 0.746%, 4/17/17(l)§		1,459,660	1,441,316

GSAA Home Equity Trust,
Series 2005-11 2A1 0.525%, 10/25/35(l)		$1,161,108	$827,807
Series 2006-5 2A1 0.315%, 3/25/36(l)		80,516	34,432
Harvest CLO S.A.,
Series IX A1 1.587%, 3/29/17(l)(m)	EUR	1,150,020	1,431,456
Hyundai Auto Receivables Trust,
Series 2012-A D 2.610%, 5/15/18		$200,000	201,661
Katonah Ltd.,
Series 3A A 0.907%, 5/18/15(l)§		269,090	267,603
Magnolia Funding Ltd.,
Series 2010-1A A1 3.000%, 4/20/17†§	EUR	1,315,347	1,668,878
Mid-State Trust,
Series 4 A 8.330%, 4/1/30		$123,446	124,150
MSRR_12-XA-A, 2.000%, 7/27/49§		531,975	533,471
Nelnet Student Loan Trust,
Series 2006-1 A5 0.577%, 8/23/27(l)		1,005,000	964,721
Series 2008-3 A4 2.117%, 11/25/24(l)		345,000	364,035
PFS Financing Corp.,
Series 2012-AA A 1.442%, 2/15/16(l)§		300,000	300,501
Renaissance Home Equity Loan Trust,
Series 2003-3 A 0.745%, 12/25/33(l)		153,904	128,141
Sagamore CLO Ltd.,
Series 2003-1A A2 1.007%, 10/15/15(l)§		466,129	461,770
Santander Drive Auto Receivables Trust,
Series 2012-2 D 3.870%, 2/15/18		1,400,000	1,413,482
Scholar Funding Trust,
Series 2011-A A 1.366%, 10/28/43(l)§		1,589,366	1,544,821
SLM Student Loan Trust,
Series 2003-B A2 0.868%, 3/15/22(l)		825,147	787,433
Series 2004-B A2 0.668%, 6/15/21(l)		313,731	303,221
Series 2005-B A2 0.648%, 3/15/23(l)		1,376,412	1,324,232
Series 2008-5 A4 2.166%, 7/25/23(l)		740,000	769,958
Series 2008-9 A 1.966%, 4/25/23(l)		14,023,855	14,494,193
Series 2011-C A2B 4.540%, 10/17/44§		280,000	294,117
Series 2012-A A1 1.642%, 8/15/25(l)§		166,211	167,358
Series 2012-B A2 3.480%, 10/15/30§		800,000	809,290
Series 2012-C A1 1.339%, 8/15/23(l)§		590,000	589,995

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

Series 2012-C A2 3.310%, 10/15/46§		$910,000	$909,876
Structured Asset Receivables Trust,
Series 2003-2A CTFS 1.989%, 1/21/11†§(b)(l)		976	976
Structured Receivables Finance LLC,
Series 2010-B A 3.730%, 8/15/36†§		747,972	771,159

			47,384,932

Non-Agency CMO (6.2%)
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.569%, 10/25/34(l)		202,663	181,804
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM 5.448%, 9/10/47		190,000	184,578
Series 2007-1 AMFX 5.482%, 1/15/49(l)		45,000	45,909
Series 2007-3 A4 5.805%, 6/10/49(l)		920,000	1,028,636
Banc of America Funding Corp.,
Series 2006-A 1A1 2.643%, 2/20/36(l)		1,023,616	890,152
Banc of America Large Loan, Inc.,
Series 2009-UB1 A4A 5.692%, 6/24/50(l)§		2,200,000	2,453,425
Series 2010-HLTN 1.992%, 11/15/15(l)§		7,415,251	7,026,076
Series 2010-UB4 A4A 5.035%, 12/20/41(l)§		235,000	246,807
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12 A4 4.680%, 8/13/39(l)		1,825,000	1,880,180
Series 2005-PW10 AM 5.449%, 12/11/40(l)		210,000	219,336
Series 2006-PW14 A4 5.201%, 12/11/38		400,000	450,947
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A3 6.276%, 12/10/49(l)		7,500,000	7,792,985
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4 A 5.328%, 8/25/35(l)		3,828,370	3,650,388
Series 2006-AR1 1A1 2.530%, 10/25/35(l)		4,953,764	3,999,727
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 AJ 5.688%, 10/15/48		360,000	252,818
Commercial Mortgage Pass Through Certificates,
Series 2006-C8 AM 5.347%, 12/10/46		385,000	392,644
Series 2010-C1 A1 3.156%, 7/10/46§		7,533,785	7,873,176
Series 2012-CR1 XA 2.452%, 5/15/45 IO(l)		3,926,124	541,800
Countrywide Alternative Loan Trust,
Series 2003-J3 2A1 6.250%, 12/25/33		73,987	77,499
Series 2006-OA21 A1 0.434%, 3/20/47(l)		982,744	477,691

Series 2006-OA22 A1 0.405%, 2/25/47(l)		$352,633	$216,790
Series 2006-OA6 1A2 0.455%, 7/25/46(l)		213,261	129,173
Series 2007-OH1 A1D 0.455%, 4/25/47(l)		372,006	183,007
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2006-OA5 2A1 0.445%, 4/25/46(l)		399,002	210,773
Credit Suisse Mortgage Capital Certificates,
Series 2006-C3 AM 6.008%, 6/15/38(l)		290,000	304,186
Series 2006-C5 A3 5.311%, 12/15/39		500,000	554,441
Series 2007-C3 A2 5.678%, 6/15/39(l)		803,116	806,694
Series 2008-C1 A2 6.408%, 2/15/41(l)		378,868	397,815
Series 2010-RR1 2A 5.695%, 9/15/40(l)§		4,800,000	5,333,894
Series 2010-RR1 3A 5.805%, 6/10/49(l)§		4,800,000	5,351,544
Series 2010-RR2 2A 5.966%, 9/15/39(l)§		1,630,000	1,803,719
Series 2010-RR7 2A 5.467%, 9/18/39(l)§		2,785,000	3,037,179
Series 2011-4R 5A1 5.149%, 5/27/36(l)§		2,541,860	2,452,028
Series 2011-4R 6A1 2.915%, 5/27/36(l)§		1,179,139	1,139,904
CS First Boston Mortgage Securities Corp.,
Series 2003-C3 A5 3.936%, 5/15/38		2,079,180	2,109,758
Series 2005-C3 AJ 4.771%, 7/15/37		605,000	572,537
DBRR Trust,
Series 2011-C32 A3A 5.927%, 6/17/49(l)§		500,000	563,061
EMF-NL B.V.,
Series 2008-2X A2 1.753%, 7/17/41(l)(m)	EUR	1,200,000	969,154
Extended Stay America Trust,
Series 2010-ESHA D 5.498%, 11/5/27§		$355,000	358,279
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A 0.592%, 11/15/31(l)		395,814	357,922
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 AM 5.290%, 11/10/45(l)		330,000	333,656
Granite Master Issuer plc,
Series 2006-3 A7 0.344%, 12/20/54(l)		958,695	920,617
Series 2006-4 A6 0.424%, 12/20/54(l)		2,396,736	2,301,507
GS Mortgage Securities Corp. II,
Series 2010-C1 A2 4.592%, 8/10/43§		6,200,000	6,893,604
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.651%, 9/25/35(l)		1,082,611	1,008,783

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2006-AR2 2A1 2.910%, 4/25/36(l)	$563,008	$425,028
Homebanc Mortgage Trust,
Series 2005-4 A1 0.515%, 10/25/35(l)	573,578	427,474
Impac CMB Trust,
Series 2003-8 2A1 1.145%, 10/25/33(l)	98,064	84,761
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CB8 A1A 4.158%, 1/12/39§	798,137	821,659
Series 2004-LN2 A2 5.115%, 7/15/41	1,190,000	1,258,129
Series 2008-C2 ASB 6.125%, 2/12/51(l)	520,000	565,368
Series 2012-CBX XA 2.066%, 6/16/45 IO	1,830,000	208,751
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 2.875%, 8/25/34(l)	781,070	715,445
Series 2006-A4 2A2 5.596%, 6/25/36(l)	1,288,051	1,063,779
Series 2006-S2 2A2 5.875%, 6/25/21	93,793	86,873
Series 2007-A1 3A3 3.055%, 7/25/35(l)	715,575	663,553
Series 2007-S1 1A2 5.500%, 3/25/22	92,842	83,714
LB-UBS Commercial Mortgage Trust,
Series 2004-C7 A1A 4.475%, 10/15/29	987,136	1,041,601
Series 2006-C4 AM 6.087%, 6/15/38(l)	240,000	250,588
Series 2006-C7 AM 5.378%, 11/15/38	230,000	231,617
Series 2007-C1 A4 5.424%, 2/15/40	4,000,000	4,511,204
Series 2007-C1 AM 5.455%, 2/15/40	240,000	250,318
Series 2007-C6 A4 5.858%, 7/15/40(l)	850,000	969,713
Series 2007-C7 A3 5.866%, 9/15/45(l)	740,000	843,172
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 2.227%, 12/25/32(l)	156,363	145,129
Series 2005-A10 A 0.455%, 2/25/36(l)	1,722,958	1,214,151
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4 4.864%, 8/12/39(l)	1,000,000	1,065,041
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9 A4 5.700%, 9/12/49	1,910,000	2,087,029
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§	7,000,000	6,814,769
Series 2007-HQ12 A2FX 5.599%, 4/12/49(l)	1,003,735	1,044,172
Series 2007-HQ13 A1 5.357%, 12/15/44	164,689	165,067

Series 2007-IQ14 A2FX 5.610%, 4/15/49	$2,163,356	$2,227,897
Series 2012-C4 XA 2.893%, 3/15/45 IO(l)§	3,294,192	495,772
Morgan Stanley Reremic Trust,
Series 2009-GG10 A4A 5.979%, 8/12/45(l)§	1,800,000	2,039,787
Series 2011-IO A 2.500%, 3/23/51§	431,140	434,508
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§	6,500,000	7,471,343
RBSCF Trust,
Series 2010-RR3 CSCA 5.467%, 9/16/39(l)§	800,000	878,466
Series 2010-RR3 JPMA 5.420%, 1/16/49(l)§	2,500,000	2,767,405
Series 2010-RR4 CMLA 6.203%, 12/16/49(l)§	1,234,000	1,402,237
S2 Hospitality LLC,
Series 2012-LV1 A 4.500%, 4/15/25§	500,000	500,057
Sequoia Mortgage Trust,
Series 10 2A1 1.004%, 10/20/27(l)	51,569	47,321
Series 2003-4 2A1 0.594%, 7/20/33(l)	167,141	147,273
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 2.840%, 11/25/34(l)	1,090,384	970,755
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.493%, 7/19/35(l)	378,663	265,305
Series 2005-AR5 A2 0.493%, 7/19/35(l)	1,733,266	1,369,759
Series 2006-AR3 12A1 0.465%, 5/25/36(l)	1,435,657	708,729
UBS Commercial Mortgage Trust,
Series 2007-FL1 A1 1.138%, 7/15/24(l)§	519,945	501,018
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2 A4 3.525%, 5/10/63	250,000	253,936
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.550%, 8/25/42(l)	72,527	58,070
Series 2003-AR1 A5 2.120%, 3/25/33(l)	622,538	609,558

		128,163,904

Total Asset-Backed and Mortgage-Backed Securities		175,548,836

Corporate Bonds (28.0%)
Consumer Discretionary (1.5%)
Auto Components (0.0%)
BorgWarner, Inc. 4.625%, 9/15/20	220,000	238,968

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Johnson Controls, Inc.
1.750%, 3/1/14	$250,000	$253,852
4.250%, 3/1/21	310,000	333,450

		826,270

Automobiles (0.0%)
Daimler Finance N.A. LLC 6.500%, 11/15/13	300,000	321,385

Hotels, Restaurants & Leisure (0.1%)
Darden Restaurants, Inc. 4.500%, 10/15/21	150,000	155,719
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	105,826
5.375%, 8/15/21	100,000	109,533
International Game Technology 5.500%, 6/15/20	100,000	107,726
McDonald’s Corp.
5.800%, 10/15/17	250,000	303,817
3.500%, 7/15/20	160,000	173,884
3.625%, 5/20/21	100,000	109,910
Starbucks Corp. 6.250%, 8/15/17	100,000	120,126
Wyndham Worldwide Corp. 4.250%, 3/1/22	495,000	497,475
Yum! Brands, Inc.
4.250%, 9/15/15	100,000	108,209
5.300%, 9/15/19	150,000	172,840

		1,965,065

Household Durables (0.0%)
Newell Rubbermaid, Inc. 4.700%, 8/15/20	200,000	214,774
Tupperware Brands Corp. 4.750%, 6/1/21	100,000	103,002
Whirlpool Corp.
8.600%, 5/1/14	100,000	111,249
4.850%, 6/15/21	100,000	103,736

		532,761

Internet & Catalog Retail (0.0%)
Expedia, Inc. 5.950%, 8/15/20	300,000	316,500

Media (1.1%)
CBS Corp.
8.875%, 5/15/19	250,000	331,504
5.750%, 4/15/20	380,000	440,293
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.500%, 9/6/16	1,371,262	1,357,358
Comcast Corp.
6.500%, 1/15/15	1,369,000	1,544,978
5.900%, 3/15/16	300,000	344,153
6.500%, 1/15/17	300,000	356,599
5.875%, 2/15/18	777,000	915,769
5.700%, 5/15/18	300,000	351,322
3.125%, 7/15/22	250,000	251,749
6.950%, 8/15/37	416,000	530,137
4.650%, 7/15/42	680,000	679,330
COX Communications, Inc.
7.125%, 10/1/12	115,000	116,751
5.500%, 10/1/15	150,000	168,186

8.375%, 3/1/39§	$840,000	$1,193,014
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	205,499
3.500%, 3/1/16	300,000	315,210
5.200%, 3/15/20	130,000	145,479
4.600%, 2/15/21	300,000	320,366
6.375%, 3/1/41	335,000	383,550
5.150%, 3/15/42	165,000	165,832
Discovery Communications LLC
3.700%, 6/1/15	200,000	213,607
5.050%, 6/1/20	200,000	227,960
Interpublic Group of Cos., Inc. 10.000%, 7/15/17	1,220,000	1,378,600
NBCUniversal Media LLC
3.650%, 4/30/15	300,000	317,905
5.150%, 4/30/20	966,000	1,102,934
4.375%, 4/1/21	300,000	326,940
News America, Inc.
4.500%, 2/15/21	500,000	551,362
7.750%, 1/20/24	293,000	351,295
8.500%, 2/23/25	232,000	291,124
Omnicom Group, Inc.
5.900%, 4/15/16	200,000	229,587
4.450%, 8/15/20	200,000	215,662
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	300,000	382,243
Thomson Reuters Corp.
5.700%, 10/1/14	300,000	328,103
4.700%, 10/15/19	150,000	168,093
Time Warner Cable, Inc.
6.200%, 7/1/13	500,000	525,589
5.850%, 5/1/17	750,000	874,545
5.000%, 2/1/20	200,000	223,546
4.000%, 9/1/21	250,000	260,469
5.875%, 11/15/40	395,000	439,588
5.500%, 9/1/41	470,000	506,133
Time Warner, Inc.
5.875%, 11/15/16	500,000	583,056
4.875%, 3/15/20	250,000	279,081
4.700%, 1/15/21	150,000	166,689
3.400%, 6/15/22	100,000	100,895
Viacom, Inc.
4.375%, 9/15/14	400,000	427,481
5.625%, 9/15/19	250,000	294,548
Walt Disney Co.
4.500%, 12/15/13	500,000	527,547
5.500%, 3/15/19	300,000	364,280
WPP Finance UK Corp. 8.000%, 9/15/14	250,000	281,973

		22,057,914

Multiline Retail (0.2%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	107,498
Kohl’s Corp.
6.250%, 12/15/17	100,000	120,371
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	174,000
5.900%, 12/1/16	920,000	1,062,600
7.450%, 7/15/17	769,000	938,180
Nordstrom, Inc.
6.750%, 6/1/14	100,000	111,151

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

4.750%, 5/1/20	$100,000	$115,509
4.000%, 10/15/21	100,000	110,262
Target Corp.
6.000%, 1/15/18	400,000	489,579

		3,229,150

Specialty Retail (0.1%)
AutoZone, Inc.
6.500%, 1/15/14	100,000	107,674
4.000%, 11/15/20	250,000	267,033
Best Buy Co., Inc. 5.500%, 3/15/21	300,000	275,430
Home Depot, Inc.
5.400%, 3/1/16	500,000	575,457
4.400%, 4/1/21	250,000	287,931
Lowe’s Cos., Inc.
2.125%, 4/15/16	200,000	205,065
4.625%, 4/15/20	300,000	337,358
O’Reilly Automotive, Inc. 4.625%, 9/15/21	100,000	104,846
Staples, Inc. 9.750%, 1/15/14	200,000	223,612
TJX Cos., Inc.
6.950%, 4/15/19	145,000	184,969

		2,569,375

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2 2.850%, 6/1/16	200,000	207,894

Total Consumer Discretionary		32,026,314

Consumer Staples (1.5%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	250,000	253,301
4.125%, 1/15/15	630,000	677,114
2.875%, 2/15/16	200,000	211,595
7.750%, 1/15/19	250,000	328,430
5.375%, 1/15/20	250,000	297,915
Beam, Inc.
6.375%, 6/15/14	100,000	109,629
Bottling Group LLC
6.950%, 3/15/14	400,000	442,411
5.500%, 4/1/16	200,000	231,003
Brown-Forman Corp.
2.500%, 1/15/16	150,000	157,202
Coca-Cola Co.
0.750%, 11/15/13	150,000	150,523
0.750%, 3/13/15	100,000	100,125
1.500%, 11/15/15	250,000	254,929
1.800%, 9/1/16	400,000	411,202
3.150%, 11/15/20	250,000	267,088
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	100,000	100,486
2.000%, 8/19/16	100,000	100,796
3.250%, 8/19/21	100,000	103,935
Diageo Capital plc
5.750%, 10/23/17	250,000	302,965
Diageo Finance B.V.
3.250%, 1/15/15	200,000	211,319
5.300%, 10/28/15	250,000	283,847

Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	$200,000	$203,236
3.200%, 11/15/21	100,000	101,952
PepsiAmericas, Inc.
4.375%, 2/15/14	300,000	316,902
PepsiCo, Inc.
7.900%, 11/1/18	500,000	666,719
4.500%, 1/15/20	400,000	455,537

		6,740,161

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	150,000	178,383
CVS Caremark Corp.
4.875%, 9/15/14	100,000	108,623
3.250%, 5/18/15	350,000	369,636
4.750%, 5/18/20	350,000	400,299
CVS Pass-Through Trust
7.507%, 1/10/32§	5,337,994	6,580,349
Delhaize Group S.A.
5.875%, 2/1/14	100,000	105,339
4.125%, 4/10/19	100,000	97,450
Kroger Co.
7.500%, 1/15/14	300,000	329,438
6.400%, 8/15/17	250,000	298,109
Safeway, Inc.
5.000%, 8/15/19	400,000	415,601
Walgreen Co.
4.875%, 8/1/13	200,000	208,768
5.250%, 1/15/19	100,000	113,696
Wal-Mart Stores, Inc.
3.000%, 2/3/14	600,000	622,610
2.875%, 4/1/15	750,000	794,320
5.800%, 2/15/18	500,000	614,612
3.250%, 10/25/20	200,000	214,294

		11,451,527

Food Products (0.4%)
Bunge Ltd. Finance Corp. 5.350%, 4/15/14	400,000	421,585
Campbell Soup Co. 3.375%, 8/15/14	100,000	105,435
ConAgra Foods, Inc. 5.819%, 6/15/17	200,000	227,506
General Mills, Inc.
5.250%, 8/15/13	250,000	262,417
5.650%, 2/15/19	250,000	301,637
H.J. Heinz Co. 5.350%, 7/15/13	250,000	261,648
Hershey Co. 4.850%, 8/15/15	250,000	279,135
Hormel Foods Corp. 4.125%, 4/15/21	100,000	111,984
Ingredion, Inc.
3.200%, 11/1/15	100,000	103,991
4.625%, 11/1/20	100,000	108,211
J.M. Smucker Co. 3.500%, 10/15/21	200,000	209,205
Kellogg Co. 4.000%, 12/15/20	250,000	274,600
Kraft Foods Group, Inc.
3.500%, 6/6/22§	888,000	903,657
5.000%, 6/4/42§	101,000	105,675

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Kraft Foods, Inc.
4.125%, 2/9/16	$350,000	$380,382
6.500%, 8/11/17	1,030,000	1,246,348
6.125%, 2/1/18	500,000	598,654
5.375%, 2/10/20	500,000	589,440
6.500%, 2/9/40	250,000	322,125
McCormick & Co., Inc.
3.900%, 7/15/21	75,000	82,613
Mead Johnson Nutrition Co.
3.500%, 11/1/14	100,000	104,347
4.900%, 11/1/19	200,000	227,492
Tyson Foods, Inc.
4.500%, 6/15/22	1,000,000	1,028,800

		8,256,887

Household Products (0.1%)
Clorox Co. 3.550%, 11/1/15	250,000	264,018
Colgate-Palmolive Co. 3.150%, 8/5/15	300,000	321,692
Energizer Holdings, Inc. 4.700%, 5/19/21	150,000	155,957
Kimberly-Clark Corp.
6.125%, 8/1/17	250,000	304,157
7.500%, 11/1/18	100,000	132,568
3.875%, 3/1/21	105,000	117,827
Procter & Gamble Co.
3.150%, 9/1/15	350,000	374,520
4.700%, 2/15/19	500,000	592,831

		2,263,570

Personal Products (0.0%)
Avon Products, Inc. 5.625%, 3/1/14	200,000	209,882

Tobacco (0.1%)
Altria Group, Inc.
8.500%, 11/10/13	300,000	329,553
9.700%, 11/10/18	650,000	896,937
4.750%, 5/5/21	250,000	282,487
Lorillard Tobacco Co.
3.500%, 8/4/16	110,000	114,551
6.875%, 5/1/20	250,000	294,938
Philip Morris International, Inc. 5.650%, 5/16/18	650,000	784,734
Reynolds American, Inc. 6.750%, 6/15/17	300,000	360,187

		3,063,387

Total Consumer Staples		31,985,414

Energy (3.4%)
Energy Equipment & Services (0.3%)
Cameron International Corp. 4.500%, 6/1/21	150,000	160,541
Diamond Offshore Drilling, Inc. 5.875%, 5/1/19	105,000	124,910
Ensco plc
3.250%, 3/15/16	520,000	545,728
4.700%, 3/15/21	951,000	1,035,092
Halliburton Co. 6.150%, 9/15/19	250,000	311,856

Pride International, Inc. 6.875%, 8/15/20	$360,000	$441,905
Rowan Cos., Inc. 7.875%, 8/1/19	130,000	156,848
Transocean, Inc.
4.950%, 11/15/15	250,000	270,544
5.050%, 12/15/16	340,000	368,778
6.000%, 3/15/18	753,000	840,537
6.500%, 11/15/20	460,000	522,476
Weatherford International Ltd.
5.500%, 2/15/16	299,000	329,145
9.625%, 3/1/19	300,000	393,830

		5,502,190

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,611,000	1,822,722
6.375%, 9/15/17	690,000	804,411
8.700%, 3/15/19	300,000	396,223
Apache Corp.
6.000%, 9/15/13	250,000	266,231
5.625%, 1/15/17	200,000	237,082
Buckeye Partners LP 4.875%, 2/1/21	200,000	199,877
Canadian Natural Resources Ltd. 5.700%, 5/15/17	400,000	466,840
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	106,802
5.700%, 10/15/19	200,000	235,458
Chevron Corp.
3.950%, 3/3/14	350,000	369,194
4.950%, 3/3/19	250,000	300,929
ConocoPhillips
5.750%, 2/1/19	250,000	306,749
6.000%, 1/15/20	250,000	314,286
Devon Energy Corp.
2.400%, 7/15/16	150,000	154,396
4.000%, 7/15/21	200,000	217,492
Enbridge Energy Partners LP 9.875%, 3/1/19	250,000	330,251
Enbridge, Inc. 5.800%, 6/15/14	300,000	325,467
EnCana Corp.
4.750%, 10/15/13	300,000	313,002
6.500%, 5/15/19	2,845,000	3,395,252
Energy Transfer Partners LP
6.000%, 7/1/13	250,000	260,525
9.000%, 4/15/19	300,000	379,731
Enterprise Products Operating LLC
9.750%, 1/31/14	200,000	226,130
3.200%, 2/1/16	400,000	417,327
6.300%, 9/15/17	450,000	536,892
5.250%, 1/31/20	100,000	113,508
6.125%, 10/15/39	510,000	574,596
EOG Resources, Inc.
2.950%, 6/1/15	250,000	262,575
5.625%, 6/1/19	100,000	119,187
4.100%, 2/1/21	250,000	278,708
EQT Corp. 8.125%, 6/1/19	200,000	239,897
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	2,146,500
9.250%, 4/23/19(m)	300,000	374,625

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Husky Energy, Inc. 5.900%, 6/15/14	$335,000	$364,042
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	200,000	210,416
5.625%, 2/15/15	100,000	110,866
6.000%, 2/1/17	200,000	230,500
6.850%, 2/15/20	250,000	300,797
5.800%, 3/1/21	5,500,000	6,257,007
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	181,110
4.250%, 2/1/21	100,000	107,842
Marathon Petroleum Corp.
3.500%, 3/1/16	130,000	136,356
5.125%, 3/1/21	150,000	168,064
6.500%, 3/1/41	698,000	793,249
Nabors Industries, Inc. 9.250%, 1/15/19	300,000	392,729
Nexen, Inc.
6.200%, 7/30/19	100,000	115,569
7.500%, 7/30/39	490,000	567,592
Noble Holding International Ltd.
3.050%, 3/1/16	150,000	155,061
2.500%, 3/15/17	225,000	227,928
4.625%, 3/1/21	200,000	212,685
NuStar Logistics LP 4.800%, 9/1/20	200,000	201,877
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	104,885
4.125%, 6/1/16	150,000	166,817
4.100%, 2/1/21	300,000	342,055
ONEOK Partners LP
3.250%, 2/1/16	100,000	104,991
8.625%, 3/1/19	100,000	129,432
PC Financial Partnership
5.000%, 11/15/14	500,000	539,917
Petrobras International Finance Co.
3.875%, 1/27/16	2,940,000	3,044,782
3.500%, 2/6/17	250,000	256,292
7.875%, 3/15/19	350,000	426,157
5.750%, 1/20/20	2,680,000	2,945,642
5.375%, 1/27/21	750,000	812,152
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	279,015
Petroleos Mexicanos
4.875%, 3/15/15	350,000	376,075
8.000%, 5/3/19	500,000	635,000
6.000%, 3/5/20	620,000	719,200
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	250,000	267,711
8.750%, 5/1/19	100,000	132,112
5.000%, 2/1/21	100,000	113,329
Shell International Finance B.V.
4.000%, 3/21/14	500,000	529,403
3.100%, 6/28/15	6,600,000	7,043,339
4.300%, 9/22/19	200,000	231,917
4.375%, 3/25/20	100,000	116,701
Spectra Energy Capital LLC
6.200%, 4/15/18	200,000	237,683
8.000%, 10/1/19	100,000	128,147
Statoil ASA
2.900%, 10/15/14	500,000	523,986

3.125%, 8/17/17	$5,200,000	$5,617,713
5.250%, 4/15/19	250,000	298,750
Talisman Energy, Inc.
7.750%, 6/1/19	200,000	247,798
Total Capital Canada Ltd.
1.625%, 1/28/14	200,000	203,321
Total Capital S.A.
3.125%, 10/2/15	400,000	427,007
4.450%, 6/24/20	100,000	114,407
4.125%, 1/28/21	200,000	221,793
TransCanada PipeLines Ltd.
3.400%, 6/1/15	200,000	212,312
7.125%, 1/15/19	400,000	513,883
3.800%, 10/1/20	5,800,000	6,341,654
6.350%, 5/15/67(l)	100,000	102,500
Transcontinental Gas Pipe Line Corp.
Series B 8.875%, 7/15/12	1,000,000	1,002,466
Valero Energy Corp.
6.125%, 2/1/20	365,000	421,566
6.625%, 6/15/37	160,000	180,232
Williams Partners LP
3.800%, 2/15/15	200,000	210,637
5.250%, 3/15/20	310,000	350,554
4.000%, 11/15/21	100,000	104,758
XTO Energy, Inc. 6.250%, 8/1/17	200,000	246,073

		64,250,719

Total Energy		69,752,909

Financials (13.7%)
Capital Markets (1.9%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	150,000	169,043
7.300%, 6/28/19	90,000	112,399
5.300%, 3/15/20	100,000	113,724
Bank of New York Mellon Corp.
5.125%, 8/27/13	250,000	263,033
3.100%, 1/15/15	500,000	529,529
1.200%, 2/20/15	85,000	85,778
5.450%, 5/15/19	200,000	236,330
4.150%, 2/1/21	200,000	222,436
3.550%, 9/23/21	100,000	106,475
Bear Stearns Cos. LLC
5.300%, 10/30/15	829,000	898,870
BlackRock, Inc.
3.500%, 12/10/14	250,000	264,871
5.000%, 12/10/19	200,000	228,913
Charles Schwab Corp.
4.950%, 6/1/14	100,000	107,273
4.450%, 7/22/20	100,000	109,988
Deutsche Bank AG/London
3.875%, 8/18/14	500,000	520,781
6.000%, 9/1/17	500,000	571,740
Eaton Vance Corp.
6.500%, 10/2/17	100,000	114,615
Goldman Sachs Group, Inc.
5.700%, 9/1/12	4,600,000	4,633,986
6.000%, 5/1/14	575,000	608,917
5.125%, 1/15/15	3,500,000	3,671,084
5.350%, 1/15/16	1,000,000	1,051,438

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

3.625%, 2/7/16	$1,000,000	$1,000,555
5.625%, 1/15/17	300,000	315,401
6.250%, 9/1/17	750,000	813,150
6.150%, 4/1/18	750,000	812,722
7.500%, 2/15/19	1,300,000	1,482,711
5.375%, 3/15/20	1,000,000	1,029,620
5.250%, 7/27/21	725,000	736,629
5.750%, 1/24/22	960,000	1,006,145
Jefferies Group, Inc.
8.500%, 7/15/19	300,000	325,275
Lazard Group LLC
7.125%, 5/15/15	200,000	218,000
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09	10,200,000	2,295,000
5.625%, 1/24/13	5,000,000	1,143,750
6.750%, 12/28/17†(b)	1,297,000	—
Merrill Lynch & Co., Inc.
5.700%, 5/2/17	750,000	770,100
6.875%, 4/25/18	1,000,000	1,118,580
Morgan Stanley
5.300%, 3/1/13	43,000	43,931
6.000%, 5/13/14	700,000	724,031
6.000%, 4/28/15	45,000	46,264
4.000%, 7/24/15	1,500,000	1,487,519
5.550%, 4/27/17	1,000,000	1,015,960
5.950%, 12/28/17	500,000	510,426
7.300%, 5/13/19	1,200,000	1,297,056
5.750%, 1/25/21	750,000	737,859
5.500%, 7/28/21	150,000	146,613
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	312,861
4.125%, 1/19/16	100,000	101,862
6.700%, 3/4/20	203,000	228,293
Northern Trust Corp.
3.450%, 11/4/20	200,000	214,766
Raymond James Financial, Inc.
4.250%, 4/15/16	100,000	103,989
8.600%, 8/15/19	100,000	122,351
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§(b)	2,025,288	2,087,626
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	113,437
Tiers Trust
Series 2012-01 2.216%, 5/12/14(l)†§	1,526,000	1,518,370

		38,502,075

Commercial Banks (4.4%)
American Express Centurion Bank
6.000%, 9/13/17	400,000	475,085
Banco do Brasil S.A./Cayman
3.359%, 7/2/14(l)§	100,000	102,105
4.500%, 1/22/15§	50,000	52,750
Banco Santander S.A./Chile 2.066%, 1/19/16(l)§	7,600,000	6,992,000
Bancolombia S.A. 4.250%, 1/12/16	250,000	258,750
Bank of Nova Scotia
2.375%, 12/17/13	1,000,000	1,024,493
3.400%, 1/22/15	200,000	210,250
Bank of Scotland plc 5.250%, 2/21/17§	725,000	797,654

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13§	$1,500,000	$1,514,383
Barclays Bank plc
2.375%, 1/13/14	500,000	501,320
5.000%, 9/22/16	400,000	434,516
5.125%, 1/8/20	750,000	811,956
BB&T Corp.
3.375%, 9/25/13	100,000	103,083
3.200%, 3/15/16	400,000	423,359
5.250%, 11/1/19	300,000	343,656
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14	200,000	191,900
BNP Paribas S.A.
3.250%, 3/11/15	600,000	603,882
5.000%, 1/15/21	500,000	511,127
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	300,000	302,803
2.600%, 7/2/15§	870,000	914,801
2.350%, 12/11/15	200,000	206,806
Comerica Bank
5.750%, 11/21/16	250,000	281,332
Credit Suisse AG/New York
5.300%, 8/13/19	100,000	112,126
5.400%, 1/14/20	330,000	341,125
4.375%, 8/5/20	400,000	427,218
Discover Bank/Delaware 8.700%, 11/18/19	895,000	1,112,753
DnB Bank ASA 3.200%, 4/3/17§	4,300,000	4,334,400
Fifth Third Bancorp
3.625%, 1/25/16	250,000	264,012
5.450%, 1/15/17	250,000	273,329
First Horizon National Corp. 5.375%, 12/15/15	100,000	105,358
HSBC Bank plc 3.100%, 5/24/16§	570,000	588,018
HSBC Bank S.A./Brasil 4.000%, 5/11/16§	1,150,000	1,169,350
HSBC Bank USA/New York 4.875%, 8/24/20	500,000	513,760
HSBC Holdings plc
4.000%, 3/30/22	500,000	519,745
6.100%, 1/14/42	430,000	529,420
Huntington BancShares, Inc. 7.000%, 12/15/20	25,000	29,699
JPMorgan Chase Bank N.A.
6.000%, 7/5/17	2,555,000	2,843,384
6.000%, 10/1/17	3,900,000	4,365,050
KeyBank N.A./Ohio 7.413%, 5/6/15	400,000	453,640
KfW
1.375%, 7/15/13	1,045,000	1,055,625
1.375%, 1/13/14	1,500,000	1,517,465
3.500%, 3/10/14	1,000,000	1,048,656
2.625%, 3/3/15	500,000	526,216
1.250%, 10/26/15	750,000	761,928
2.625%, 2/16/16	1,000,000	1,061,870
4.875%, 1/17/17	1,324,000	1,544,650
4.500%, 7/16/18	500,000	588,981
4.875%, 6/17/19	500,000	604,451
4.000%, 1/27/20	500,000	574,129
2.750%, 9/8/20	1,000,000	1,053,873

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

6.250%, 5/19/21	AUD	6,200,000	$7,188,580
2.625%, 1/25/22		$500,000	516,959
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		500,000	532,660
2.500%, 2/15/16		1,000,000	1,050,271
Lloyds TSB Bank plc
4.875%, 1/21/16		350,000	368,192
6.375%, 1/21/21		250,000	284,933
M&I Marshall & Ilsley Bank 4.850%, 6/16/15		250,000	267,246
Mellon Funding Corp. 5.000%, 12/1/14		250,000	272,501
National Australia Bank Ltd./New York
2.750%, 3/9/17		300,000	301,164
Nordea Bank AB 1.367%, 1/14/14(l)§		5,800,000	5,800,386
Oesterreichische Kontrollbank AG
1.375%, 1/21/14		500,000	502,085
4.875%, 2/16/16		500,000	559,255
PNC Bank N.A.
4.875%, 9/21/17		300,000	330,890
PNC Funding Corp.
3.625%, 2/8/15		750,000	795,430
5.625%, 2/1/17		300,000	335,734
5.125%, 2/8/20		100,000	115,728
4.375%, 8/11/20		100,000	113,137
Rabobank Nederland N.V.
1.850%, 1/10/14		750,000	755,422
3.875%, 2/8/22		500,000	505,983
Royal Bank of Canada
2.100%, 7/29/13		250,000	254,314
2.625%, 12/15/15		350,000	363,842
2.300%, 7/20/16		200,000	205,360
Royal Bank of Scotland Group plc
5.050%, 1/8/15		2,100,000	2,084,250
6.400%, 10/21/19		275,000	292,062
Royal Bank of Scotland plc
2.887%, 8/23/13(l)		4,600,000	4,609,771
3.250%, 1/11/14		250,000	251,930
3.950%, 9/21/15		500,000	507,624
5.625%, 8/24/20		250,000	261,052
Series 2 3.400%, 8/23/13		250,000	252,283
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16		100,000	96,578
Sberbank (SB Capital S.A.) 5.499%, 7/7/15		2,250,000	2,351,250
Sparebank 1 Boligkreditt A/S
2.300%, 6/30/17§		1,335,000	1,339,481
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		250,000	290,196
Svenska Handelsbanken AB
1.468%, 9/14/12(l)§		600,000	601,072
3.125%, 7/12/16		250,000	257,393
Toronto-Dominion Bank
2.500%, 7/14/16		350,000	361,966
1.625%, 9/14/16§		1,165,000	1,185,729
2.375%, 10/19/16		200,000	205,154
U.S. Bancorp
4.200%, 5/15/14		750,000	797,768
2.450%, 7/27/15		250,000	260,233

U.S. Bank N.A./Ohio 4.950%, 10/30/14		$400,000	$434,934
UBS AG/Connecticut
2.250%, 8/12/13		250,000	251,613
3.875%, 1/15/15		250,000	260,305
5.875%, 7/15/16		250,000	262,545
5.875%, 12/20/17		350,000	391,468
4.875%, 8/4/20		350,000	375,228
UFJ Finance Aruba AEC
6.750%, 7/15/13		810,000	848,446
Union Bank N.A.
2.125%, 12/16/13		450,000	457,460
Wachovia Corp.
5.625%, 10/15/16		250,000	282,437
5.750%, 2/1/18		700,000	824,933
Wells Fargo & Co.
4.950%, 10/16/13		500,000	524,250
1.500%, 7/1/15		500,000	499,769
5.625%, 12/11/17		500,000	582,730
3.500%, 3/8/22		1,535,000	1,574,234
Westpac Banking Corp.
2.100%, 8/2/13		300,000	304,521
3.000%, 8/4/15		500,000	519,335
4.875%, 11/19/19		300,000	327,762
Zions Bancorp
7.750%, 9/23/14		100,000	108,195

			91,634,271

Consumer Finance (1.8%)
Ally Financial, Inc.
6.875%, 8/28/12		1,000,000	1,005,000
3.667%, 2/11/14(l)		4,000,000	3,970,960
8.300%, 2/12/15		600,000	657,000
American Express Co.
7.250%, 5/20/14		250,000	277,208
6.150%, 8/28/17		1,000,000	1,185,830
7.000%, 3/19/18		6,450,000	7,980,649
8.125%, 5/20/19		250,000	332,924
American Express Credit Corp.
5.125%, 8/25/14		500,000	540,830
1.750%, 6/12/15		130,000	131,046
2.750%, 9/15/15		500,000	518,456
2.800%, 9/19/16		300,000	312,949
Capital One Bank USA N.A.
8.800%, 7/15/19		313,000	392,547
Capital One Financial Corp.
7.375%, 5/23/14		125,000	137,575
2.125%, 7/15/14		100,000	100,711
3.150%, 7/15/16		340,000	351,982
Caterpillar Financial Services Corp.
1.550%, 12/20/13		200,000	202,372
1.375%, 5/20/14		140,000	141,509
2.750%, 6/24/15		500,000	526,244
7.150%, 2/15/19		200,000	262,437
Discover Financial Services
6.450%, 6/12/17		200,000	227,500
Ford Motor Credit Co. LLC
7.500%, 8/1/12		3,000,000	3,017,700
12.000%, 5/15/15		750,000	933,750
3.984%, 6/15/16§		250,000	258,750
8.000%, 12/15/16		500,000	590,650

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

3.000%, 6/12/17	$750,000	$746,250
5.875%, 8/2/21	500,000	556,400
HSBC Finance Corp.
4.750%, 7/15/13	250,000	258,308
5.000%, 6/30/15	685,000	729,423
John Deere Capital Corp.
2.800%, 9/18/17	500,000	531,674
3.150%, 10/15/21	300,000	312,021
PACCAR Financial Corp.
1.550%, 9/29/14	100,000	101,667
SLM Corp.
5.000%, 10/1/13	400,000	412,000
0.766%, 1/27/14(l)	885,000	844,069
6.250%, 1/25/16	1,373,000	1,427,920
8.000%, 3/25/20	500,000	545,000
Toyota Motor Credit Corp.
1.375%, 8/12/13	150,000	151,307
2.800%, 1/11/16	400,000	420,863
2.000%, 9/15/16	300,000	306,771
3.400%, 9/15/21	300,000	316,002
Volkswagen International Finance N.V.
4.000%, 8/12/20§	5,000,000	5,428,579

		37,144,833

Diversified Financial Services (3.8%)
Bank of America Corp.
4.750%, 8/15/13	470,000	481,032
7.375%, 5/15/14	1,000,000	1,074,590
0.798%, 9/15/14(l)	1,450,000	1,381,212
4.500%, 4/1/15	500,000	516,071
6.500%, 8/1/16	1,225,000	1,344,854
5.625%, 10/14/16	500,000	532,443
3.875%, 3/22/17	405,000	412,432
5.650%, 5/1/18	750,000	806,139
7.625%, 6/1/19	250,000	294,140
5.625%, 7/1/20	1,000,000	1,067,911
5.000%, 5/13/21	500,000	515,892
5.700%, 1/24/22	1,115,000	1,225,751
Bank of America N.A.
5.300%, 3/15/17	500,000	524,517
Boeing Capital Corp.
3.250%, 10/27/14	500,000	529,254
2.125%, 8/15/16	150,000	156,177
BP Capital Markets plc
5.250%, 11/7/13	500,000	530,184
3.875%, 3/10/15	350,000	375,740
3.200%, 3/11/16	500,000	533,310
4.500%, 10/1/20	500,000	565,801
Caisse Centrale Desjardins du Quebec
2.550%, 3/24/16§	830,000	873,162
1.600%, 3/6/17§	775,000	782,781
Citigroup, Inc.
5.500%, 4/11/13	800,000	821,913
6.000%, 12/13/13	500,000	524,960
6.375%, 8/12/14	1,000,000	1,071,310
5.000%, 9/15/14	750,000	769,924
4.750%, 5/19/15	500,000	523,292
4.587%, 12/15/15	1,530,000	1,603,608
3.953%, 6/15/16	500,000	512,310
4.450%, 1/10/17	160,000	167,668
5.500%, 2/15/17	250,000	261,914

6.000%, 8/15/17	$430,000	$477,165
2.167%, 5/15/18(l)	11,140,000	10,424,091
6.125%, 5/15/18	1,000,000	1,116,510
8.500%, 5/22/19	1,000,000	1,243,140
CME Group, Inc. 5.750%, 2/15/14	250,000	267,964
Credit Suisse FB USA, Inc. 5.125%, 8/15/15	1,000,000	1,089,803
Crown Castle Towers LLC 6.113%, 1/15/20§	1,495,000	1,718,026
General Electric Capital Corp.
2.125%, 12/21/12	1,685,000	1,699,868
1.875%, 9/16/13	500,000	505,610
5.900%, 5/13/14	1,000,000	1,086,111
3.500%, 6/29/15	1,000,000	1,055,346
5.400%, 2/15/17	808,000	920,273
6.000%, 8/7/19	1,500,000	1,747,715
5.300%, 2/11/21	890,000	998,957
4.650%, 10/17/21	500,000	555,180
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	700,000	866,393
JPMorgan Chase & Co.
4.650%, 6/1/14	1,000,000	1,053,659
5.125%, 9/15/14	600,000	637,548
4.750%, 3/1/15	500,000	534,854
3.150%, 7/5/16	7,066,000	7,267,397
6.000%, 1/15/18	1,500,000	1,716,423
6.300%, 4/23/19	500,000	581,433
4.400%, 7/22/20	1,000,000	1,061,157
4.625%, 5/10/21	500,000	535,014
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	102,080
5.550%, 1/15/20	100,000	104,070
National Credit Union Administration Guaranteed Notes
Series A3 2.350%, 6/12/17	200,000	209,900
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	318,728
5.450%, 2/1/18	300,000	355,558
Northern Rock Asset Management plc
5.625%, 6/22/17§	450,000	490,470
ORIX Corp.
4.710%, 4/27/15	250,000	264,879
Private Export Funding Corp.
4.550%, 5/15/15	200,000	221,967
4.950%, 11/15/15	200,000	227,052
1.375%, 2/15/17	50,000	51,020
RZD Capital Ltd. 5.739%, 4/3/17	200,000	213,500
TECO Finance, Inc. 5.150%, 3/15/20	100,000	113,864
TNK-BP Finance S.A.
7.500%, 3/13/13(m)	800,000	830,000
6.250%, 2/2/15(m)	600,000	631,500
7.500%, 7/18/16(m)	2,000,000	2,235,000
6.625%, 3/20/17(m)	1,100,000	1,203,125
7.875%, 3/13/18(m)	1,300,000	1,488,500
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)	900,000	1,111,500
Unilever Capital Corp.
2.750%, 2/10/16	100,000	106,044
4.800%, 2/15/19	300,000	352,438

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

Waha Aerospace B.V. 3.925%, 7/28/20§		$8,415,000	$8,776,845
XTRA Finance Corp. 5.150%, 4/1/17		100,000	114,520

			79,462,489

Insurance (1.3%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	278,745
2.600%, 11/23/15		100,000	103,374
5.900%, 6/15/19		100,000	122,045
Aegon N.V. 4.625%, 12/1/15		300,000	321,463
Aflac, Inc. 8.500%, 5/15/19		150,000	195,852
Alleghany Corp. 5.625%, 9/15/20		100,000	106,999
Allianz Finance II B.V. 5.750%, 7/8/41(l)	EUR	200,000	227,483
Allstate Corp. 7.450%, 5/16/19		$200,000	255,166
American Financial Group, Inc./Ohio
9.875%, 6/15/19		100,000	129,258
American International Group, Inc.
4.250%, 9/15/14		300,000	310,519
5.050%, 10/1/15		250,000	265,005
5.600%, 10/18/16		100,000	108,607
3.800%, 3/22/17		613,000	624,418
5.450%, 5/18/17		250,000	270,503
5.850%, 1/16/18		500,000	549,900
6.400%, 12/15/20		200,000	225,704
4.875%, 6/1/22		706,000	723,230
8.175%, 5/15/58(l)		6,400,000	6,880,000
Aon Corp.
3.500%, 9/30/15		250,000	261,986
5.000%, 9/30/20		100,000	110,651
Axis Specialty Finance LLC 5.875%, 6/1/20		150,000	163,487
Berkshire Hathaway Finance Corp.
5.000%, 8/15/13		250,000	262,154
4.850%, 1/15/15		400,000	440,071
4.250%, 1/15/21		300,000	333,278
Chubb Corp.
5.750%, 5/15/18		100,000	121,389
6.375%, 3/29/67(l)		200,000	205,000
CNA Financial Corp. 5.875%, 8/15/20		300,000	328,586
Fairfax Financial Holdings Ltd.
5.800%, 5/15/21§		533,000	523,578
Genworth Financial, Inc.
8.625%, 12/15/16		200,000	210,044
7.700%, 6/15/20		250,000	243,199
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		200,000	211,169
HCC Insurance Holdings, Inc.
6.300%, 11/15/19		100,000	113,515
Lincoln National Corp.
8.750%, 7/1/19		100,000	126,000
7.000%, 6/15/40		585,000	680,071
6.050%, 4/20/67(l)		907,000	807,230
Manulife Financial Corp. 3.400%, 9/17/15		1,230,000	1,268,044

Markel Corp.
7.125%, 9/30/19		$100,000	$115,856
5.350%, 6/1/21		100,000	105,345
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15		175,000	194,539
4.800%, 7/15/21		100,000	109,383
MetLife, Inc.
2.375%, 2/6/14		250,000	254,384
6.750%, 6/1/16		300,000	351,442
4.750%, 2/8/21		250,000	277,721
Metropolitan Life Global Funding I
2.500%, 1/11/13§		470,000	473,431
5.125%, 6/10/14§		775,000	831,931
PartnerReinsurance Finance B LLC
5.500%, 6/1/20		100,000	104,492
Principal Financial Group, Inc. 8.875%, 5/15/19		200,000	262,533
Progressive Corp. 3.750%, 8/23/21		125,000	135,038
Protective Life Corp. 7.375%, 10/15/19		100,000	115,375
Prudential Financial, Inc.
4.500%, 7/15/13		269,000	277,191
6.200%, 1/15/15		45,000	49,711
4.750%, 9/17/15		1,695,000	1,824,583
6.000%, 12/1/17		750,000	852,790
5.375%, 6/21/20		470,000	516,569
Reinsurance Group of America, Inc.
6.450%, 11/15/19		100,000	113,029
Torchmark Corp. 9.250%, 6/15/19		100,000	126,455
Travelers Cos., Inc.
5.500%, 12/1/15		150,000	168,560
5.800%, 5/15/18		250,000	300,637
Unum Group 5.625%, 9/15/20		100,000	108,277
Willis North America, Inc. 5.625%, 7/15/15		365,000	390,229

			26,167,224

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
4.625%, 4/1/15		150,000	159,488
5.050%, 9/1/20		350,000	369,348
AvalonBay Communities, Inc.
5.700%, 3/15/17		150,000	172,633
Boston Properties LP
3.700%, 11/15/18		200,000	207,254
5.875%, 10/15/19		300,000	347,129
Brandywine Operating Partnership LP 4.950%, 4/15/18		100,000	101,759
Camden Property Trust 4.625%, 6/15/21		200,000	215,088
CommonWealth REIT 6.650%, 1/15/18		100,000	107,739
Digital Realty Trust LP 4.500%, 7/15/15		100,000	104,596
Duke Realty LP 6.750%, 3/15/20		150,000	176,137
Entertainment Properties Trust 7.750%, 7/15/20		100,000	110,285

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Equity One, Inc. 6.250%, 12/15/14	$100,000	$108,116
ERP Operating LP 5.125%, 3/15/16	500,000	552,077
HCP, Inc.
2.700%, 2/1/14	120,000	122,208
3.750%, 2/1/16	100,000	103,764
6.000%, 1/30/17	200,000	224,066
Health Care REIT, Inc.
4.700%, 9/15/17	200,000	211,225
6.125%, 4/15/20	145,000	163,738
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	100,000	109,540
Hospitality Properties Trust
7.875%, 8/15/14	100,000	108,374
5.625%, 3/15/17	100,000	106,567
Kilroy Realty LP 5.000%, 11/3/15	100,000	106,439
Kimco Realty Corp. 6.875%, 10/1/19	100,000	119,470
Liberty Property LP 4.750%, 10/1/20	200,000	211,732
Mack-Cali Realty LP 7.750%, 8/15/19	100,000	122,439
Realty Income Corp. 5.750%, 1/15/21	250,000	281,741
Senior Housing Properties Trust 4.300%, 1/15/16	100,000	100,625
Simon Property Group LP
5.100%, 6/15/15	508,000	555,924
5.650%, 2/1/20	500,000	587,384
UDR, Inc. 4.250%, 6/1/18	200,000	213,116
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	101,851
4.250%, 3/1/22	110,000	111,654

		6,393,506

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	150,000	164,927
6.250%, 3/15/17	100,000	113,059
7.375%, 10/30/19	200,000	243,915

		521,901

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	97,911
3.875%, 11/10/14§	3,900,000	3,859,515
4.000%, 4/27/16	100,000	98,543

		4,055,969

Total Financials		283,882,268

Health Care (1.7%)
Biotechnology (0.1%)
Amgen, Inc.
1.875%, 11/15/14	250,000	254,438
5.850%, 6/1/17	300,000	354,352
6.150%, 6/1/18	30,000	35,981
3.450%, 10/1/20	300,000	310,680
4.100%, 6/15/21	300,000	320,625
3.625%, 5/15/22	250,000	257,646

Biogen Idec, Inc. 6.875%, 3/1/18	$100,000	$121,883
Genentech, Inc. 4.750%, 7/15/15	100,000	110,515
Gilead Sciences, Inc.
4.500%, 4/1/21	300,000	332,179

		2,098,299

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
4.000%, 3/1/14	250,000	263,746
5.900%, 9/1/16	200,000	237,093
4.250%, 3/15/20	100,000	112,951
Becton Dickinson and Co.
3.250%, 11/12/20	300,000	314,562
Boston Scientific Corp.
4.500%, 1/15/15	525,000	557,821
6.250%, 11/15/15	837,000	937,467
6.400%, 6/15/16	335,000	385,023
5.125%, 1/12/17	960,000	1,063,657
6.000%, 1/15/20	100,000	119,119
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	104,607
CareFusion Corp.
5.125%, 8/1/14	130,000	139,229
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	104,167
4.200%, 6/15/20	100,000	111,708
DENTSPLY International, Inc.
2.750%, 8/15/16	55,000	55,903
4.125%, 8/15/21	100,000	104,365
Medtronic, Inc.
3.000%, 3/15/15	300,000	317,142
4.450%, 3/15/20	300,000	344,629
St. Jude Medical, Inc.
3.750%, 7/15/14	300,000	316,441
Stryker Corp.
3.000%, 1/15/15	100,000	105,165
4.375%, 1/15/20	100,000	113,838
Zimmer Holdings, Inc.
4.625%, 11/30/19	150,000	170,013

		5,978,646

Health Care Providers & Services (0.7%)
Aetna, Inc.
3.950%, 9/1/20	350,000	380,235
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	171,683
Cardinal Health, Inc.
4.000%, 6/15/15	100,000	107,322
4.625%, 12/15/20	100,000	112,363
Cigna Corp.
5.125%, 6/15/20	215,000	240,126
4.375%, 12/15/20	100,000	107,411
Coventry Health Care, Inc.
5.450%, 6/15/21	155,000	173,987
Express Scripts Holding Co.
6.250%, 6/15/14	135,000	147,539
2.750%, 11/21/14§	250,000	255,951
3.125%, 5/15/16	250,000	261,107
4.750%, 11/15/21§	100,000	111,340

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Fresenius Medical Care U.S. Finance, Inc.
1.836%, 3/31/13	$4,857,193	$4,854,157
HCA, Inc.
2.495%, 11/17/13	3,500,000	3,478,853
2.745%, 3/15/14	2,812,500	2,749,219
Humana, Inc.
7.200%, 6/15/18	150,000	181,245
Laboratory Corp. of America Holdings
4.625%, 11/15/20	250,000	274,800
McKesson Corp.
6.500%, 2/15/14	100,000	108,608
4.750%, 3/1/21	250,000	287,659
Medco Health Solutions, Inc.
2.750%, 9/15/15	100,000	102,617
7.125%, 3/15/18	250,000	306,853
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	237,114
UnitedHealth Group, Inc.
4.700%, 2/15/21	400,000	456,159
3.375%, 11/15/21	225,000	234,650
WellPoint, Inc.
4.350%, 8/15/20	650,000	712,279

		16,053,277

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.500%, 7/15/13	100,000	101,260
6.500%, 11/1/17	100,000	119,641
Life Technologies Corp.
4.400%, 3/1/15	200,000	213,211
6.000%, 3/1/20	305,000	359,633
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	300,000	306,243
3.200%, 3/1/16	500,000	534,016

		1,634,004

Pharmaceuticals (0.5%)
Abbott Laboratories
2.700%, 5/27/15	300,000	315,547
5.600%, 11/30/17	250,000	302,818
4.125%, 5/27/20	400,000	456,128
Allergan, Inc.
3.375%, 9/15/20	250,000	265,931
AstraZeneca plc
5.900%, 9/15/17	200,000	240,181
Bristol-Myers Squibb Co.
5.450%, 5/1/18	200,000	240,903
Eli Lilly and Co.
5.200%, 3/15/17	300,000	351,619
GlaxoSmithKline Capital plc
2.850%, 5/8/22	250,000	254,389
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	750,000	905,391
Hospira, Inc.
6.400%, 5/15/15	250,000	277,047
Johnson & Johnson
1.200%, 5/15/14	200,000	202,428
5.550%, 8/15/17	300,000	363,700
2.950%, 9/1/20	200,000	214,869
Merck & Co., Inc.
5.300%, 12/1/13	500,000	532,756
6.000%, 9/15/17	200,000	244,661

Novartis Capital Corp.
4.125%, 2/10/14	$300,000	$316,121
2.900%, 4/24/15	200,000	211,190
Novartis Securities Investment Ltd.
5.125%, 2/10/19	350,000	417,631
Pfizer, Inc.
4.500%, 2/15/14	250,000	265,586
5.350%, 3/15/15	500,000	558,385
6.200%, 3/15/19	250,000	314,287
Sanofi S.A.
1.625%, 3/28/14	200,000	203,207
2.625%, 3/29/16	250,000	262,138
4.000%, 3/29/21	200,000	222,911
Teva Pharmaceutical Finance Co. B.V.
Series 2 3.650%, 11/10/21	245,000	257,250
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	304,850
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	435,000	456,750
Teva Pharmaceutical Finance IV LLC
1.700%, 11/10/14	150,000	152,726
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	132,896
6.125%, 8/15/19	130,000	149,202
Wyeth LLC
5.500%, 2/15/16	500,000	575,460

		9,968,958

Total Health Care		35,733,184

Industrials (1.2%)
Aerospace & Defense (0.3%)
Embraer Overseas Ltd.
6.375%, 1/15/20	100,000	110,750
General Dynamics Corp.
5.250%, 2/1/14	600,000	643,116
Goodrich Corp.
6.125%, 3/1/19	200,000	245,982
Honeywell International, Inc.
5.300%, 3/1/18	350,000	417,572
4.250%, 3/1/21	250,000	288,918
L-3 Communications Corp.
3.950%, 11/15/16	100,000	105,832
4.950%, 2/15/21	400,000	432,599
Lockheed Martin Corp.
2.125%, 9/15/16	250,000	256,548
3.350%, 9/15/21	250,000	258,822
Northrop Grumman Corp.
3.700%, 8/1/14	300,000	314,878
Raytheon Co.
4.400%, 2/15/20	400,000	454,381
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	58,749
Textron, Inc.
4.625%, 9/21/16	100,000	106,527
7.250%, 10/1/19	100,000	118,184
United Technologies Corp.
4.875%, 5/1/15	250,000	278,556
1.200%, 6/1/15	90,000	91,069
1.800%, 6/1/17	50,000	50,973
6.125%, 2/1/19	150,000	185,348

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 4/15/20	$200,000	$231,792
3.100%, 6/1/22	135,000	141,363
4.500%, 6/1/42	120,000	131,139

		4,923,098

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	100,000	131,887
United Parcel Service, Inc.
3.875%, 4/1/14	300,000	316,907
3.125%, 1/15/21	300,000	320,037

		768,831

Airlines (0.2%)
American Airlines, Inc.
Series A 8.625%, 10/15/21	388,191	412,453
Continental Airlines, Inc., Class B
9.000%, 7/8/16	221,188	252,154
Series B B 6.000%, 1/12/19	2,878,535	2,849,749
Delta Air Lines, Inc.
4.950%, 5/23/19	183,244	194,019
7.750%, 12/17/19	164,258	187,254
UAL Pass Through Trust, Class 2009-2A
9.750%, 1/15/17	166,977	189,937

		4,085,566

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	250,000	273,454
5.750%, 1/15/21	250,000	269,002
Owens Corning, Inc.
9.000%, 6/15/19	200,000	251,000

		793,456

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	100,000	106,268
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	250,000	278,834
Cornell University
5.450%, 2/1/19	200,000	239,441
Pitney Bowes, Inc.
5.750%, 9/15/17	300,000	312,750
Republic Services, Inc.
5.500%, 9/15/19	148,000	172,635
Waste Management, Inc.
7.375%, 3/11/19	200,000	253,106
4.750%, 6/30/20	100,000	111,897
Yale University
2.900%, 10/15/14	250,000	262,051

		1,736,982

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	125,000	125,504
2.875%, 5/8/22	200,000	202,712

		328,216

Electrical Equipment (0.0%)
Emerson Electric Co.
5.625%, 11/15/13	$150,000	$159,720
4.875%, 10/15/19	250,000	297,281
Roper Industries, Inc.
6.625%, 8/15/13	100,000	105,681

		562,682

Industrial Conglomerates (0.1%)
3M Co.
4.375%, 8/15/13	100,000	104,454
1.375%, 9/29/16	100,000	101,773
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	112,987
Cooper U.S., Inc.
2.375%, 1/15/16	100,000	102,723
3.875%, 12/15/20	100,000	108,586
Danaher Corp.
5.400%, 3/1/19	100,000	120,947
3.900%, 6/23/21	150,000	168,318
General Electric Co.
5.250%, 12/6/17	500,000	581,986
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13	150,000	157,816
6.875%, 8/15/18	100,000	121,433
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	200,000	235,904
Tyco Electronics Group S.A.
4.875%, 1/15/21	200,000	218,435
Tyco International Finance S.A.
4.125%, 10/15/14	100,000	106,460
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	300,000	384,096

		2,625,918

Machinery (0.1%)
Caterpillar, Inc.
1.375%, 5/27/14	125,000	126,559
1.500%, 6/26/17	500,000	500,826
Deere & Co.
2.600%, 6/8/22	500,000	499,583
Dover Corp.
5.450%, 3/15/18	100,000	118,885
Harsco Corp.
2.700%, 10/15/15	250,000	249,582
Illinois Tool Works, Inc.
5.150%, 4/1/14	100,000	107,664
3.375%, 9/15/21§	120,000	129,531
Joy Global, Inc.
5.125%, 10/15/21	160,000	175,553
Kennametal, Inc.
3.875%, 2/15/22	147,000	150,743
Pall Corp.
5.000%, 6/15/20	100,000	112,094
Pentair, Inc.
5.000%, 5/15/21	150,000	165,333
Snap-On, Inc.
4.250%, 1/15/18	100,000	110,727
Xylem, Inc.
3.550%, 9/20/16§	250,000	262,682

		2,709,762

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	$115,000	$120,440
Equifax, Inc.
4.450%, 12/1/14	100,000	105,877
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	113,625

		339,942

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	500,000	565,159
Canadian National Railway Co.
5.550%, 3/1/19	350,000	423,899
Canadian Pacific Railway Co.
7.250%, 5/15/19	100,000	123,257
CSX Corp.
6.250%, 4/1/15	150,000	170,642
6.250%, 3/15/18	300,000	359,224
3.700%, 10/30/20	100,000	105,422
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	103,046
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	336,599
5.900%, 6/15/19	200,000	243,821
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%, 5/11/15§	550,000	553,880
Ryder System, Inc.
3.600%, 3/1/16	200,000	209,831
Union Pacific Corp.
5.125%, 2/15/14	100,000	106,484
5.700%, 8/15/18	250,000	298,705

		3,599,969

Trading Companies & Distributors (0.1%)
Doric Nimrod Air One Ltd.
Series 2012-1A
5.125%, 11/30/24§(b)	600,000	600,000
GATX Corp.
4.750%, 5/15/15	100,000	107,007
3.500%, 7/15/16	100,000	102,731
Noble Group Ltd.
6.750%, 1/29/20§	1,700,000	1,640,500

		2,450,238

Total Industrials		24,924,660

Information Technology (0.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	650,000	751,580
4.950%, 2/15/19	550,000	649,733
Harris Corp.
6.375%, 6/15/19	85,000	100,552
Motorola Solutions, Inc.
6.000%, 11/15/17	100,000	113,645

		1,615,510

Computers & Peripherals (0.1%)
Dell, Inc.
1.400%, 9/10/13	200,000	201,119
2.300%, 9/10/15	250,000	257,423
5.875%, 6/15/19	125,000	147,506

Hewlett-Packard Co.
4.750%, 6/2/14	$475,000	$501,236
2.350%, 3/15/15	100,000	100,941
2.200%, 12/1/15	250,000	250,293
3.000%, 9/15/16	250,000	256,199
3.750%, 12/1/20	500,000	496,593
4.375%, 9/15/21	250,000	258,989

		2,470,299

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	100,000	107,580
Arrow Electronics, Inc.
3.375%, 11/1/15	100,000	102,162
6.000%, 4/1/20	100,000	110,424
Avnet, Inc.
5.875%, 6/15/20	250,000	274,435
Jabil Circuit, Inc.
8.250%, 3/15/18	970,000	1,136,113

		1,730,714

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	100,000	102,261
3.250%, 10/15/20	100,000	105,119
Google, Inc.
1.250%, 5/19/14	250,000	253,046
2.125%, 5/19/16	100,000	104,097
3.625%, 5/19/21	100,000	109,872

		674,395

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	200,000	215,471
Fiserv, Inc.
3.125%, 10/1/15	250,000	258,390
4.625%, 10/1/20	100,000	106,691
HP Enterprise Services LLC
6.000%, 8/1/13	550,000	575,863
International Business Machines Corp.
1.000%, 8/5/13	300,000	301,778
1.250%, 5/12/14	250,000	252,384
5.700%, 9/14/17	750,000	900,167
SAIC, Inc.
4.450%, 12/1/20	200,000	214,186
Western Union Co.
5.253%, 4/1/20	400,000	458,848

		3,283,778

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14	390,000	436,123
6.350%, 5/15/18	300,000	350,516

		786,639

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	108,663
Intel Corp.
1.950%, 10/1/16	200,000	207,092
3.300%, 10/1/21	296,000	315,212

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Texas Instruments, Inc.
1.375%, 5/15/14	$250,000	$252,922
2.375%, 5/16/16	250,000	262,460

		1,146,349

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	104,804
4.750%, 2/1/20	125,000	140,400
BMC Software, Inc.
4.250%, 2/15/22	25,000	24,980
CA, Inc.
6.125%, 12/1/14	150,000	163,647
Microsoft Corp.
2.950%, 6/1/14	500,000	522,788
4.200%, 6/1/19	300,000	346,889
Oracle Corp.
5.250%, 1/15/16	500,000	569,092
5.750%, 4/15/18	600,000	729,355
5.375%, 7/15/40	575,000	702,407
Symantec Corp.
3.950%, 6/15/22	500,000	496,412

		3,800,774

Total Information Technology		15,508,458

Materials (1.0%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
2.000%, 8/2/16	55,000	56,681
4.375%, 8/21/19	200,000	228,414
Airgas, Inc.
2.850%, 10/1/13	100,000	101,960
3.250%, 10/1/15	200,000	208,100
Cabot Corp.
5.000%, 10/1/16	100,000	111,148
Dow Chemical Co.
7.600%, 5/15/14	370,000	412,187
8.550%, 5/15/19	310,000	412,335
4.250%, 11/15/20	600,000	651,866
4.125%, 11/15/21	190,000	203,170
E.I. du Pont de Nemours & Co.
1.750%, 3/25/14	200,000	204,070
3.250%, 1/15/15	300,000	318,532
6.000%, 7/15/18	250,000	310,692
3.625%, 1/15/21	350,000	382,617
Monsanto Co.
5.125%, 4/15/18	100,000	118,211
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	167,310
4.875%, 3/30/20	150,000	173,838
PPG Industries, Inc.
1.900%, 1/15/16	100,000	101,963
6.650%, 3/15/18	150,000	182,478
3.600%, 11/15/20	150,000	158,205
Praxair, Inc.
4.625%, 3/30/15	253,000	279,112
4.500%, 8/15/19	200,000	231,673
RPM International, Inc.
6.125%, 10/15/19	100,000	114,341

Sherwin-Williams Co.
3.125%, 12/15/14	$100,000	$105,091
Valspar Corp.
7.250%, 6/15/19	100,000	120,985

		5,354,979

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	237,000	234,630

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	100,000	119,699

Metals & Mining (0.6%)
Alcoa, Inc.
6.000%, 7/15/13	200,000	209,578
6.150%, 8/15/20	500,000	526,027
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	256,297
ArcelorMittal S.A.
9.000%, 2/15/15	100,000	112,928
4.500%, 2/25/17	100,000	98,034
6.125%, 6/1/18	250,000	251,995
9.850%, 6/1/19	250,000	296,597
5.500%, 3/1/21	200,000	189,183
6.250%, 2/25/22	50,000	48,833
Barrick Gold Corp.
1.750%, 5/30/14	150,000	152,083
2.900%, 5/30/16	200,000	209,732
6.950%, 4/1/19	150,000	187,085
Barrick North America Finance LLC
4.400%, 5/30/21	250,000	270,467
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	500,000	540,893
6.500%, 4/1/19	500,000	635,116
2.875%, 2/24/22	300,000	305,191
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	105,000	103,175
CSN Islands VIII Corp.
9.750%, 12/16/13(m)	1,500,000	1,642,500
CSN Resources S.A.
6.500%, 7/21/20§	1,900,000	2,066,250
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17	130,000	128,413
3.550%, 3/1/22	350,000	343,537
Newcrest Finance Pty Ltd.
4.450%, 11/15/21§	230,000	239,306
Newmont Mining Corp.
5.125%, 10/1/19	100,000	113,139
3.500%, 3/15/22	500,000	493,922
Nucor Corp.
5.850%, 6/1/18	150,000	182,413
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	200,000	221,250
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	360,000	410,757
9.000%, 5/1/19	500,000	683,823
4.125%, 5/20/21	250,000	275,050
Teck Resources Ltd.
10.750%, 5/15/19	150,000	180,750
4.500%, 1/15/21	100,000	104,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Vale Overseas Ltd.
6.250%, 1/11/16	$250,000	$280,995
4.625%, 9/15/20	350,000	365,312
Xstrata Canada Corp.
5.500%, 6/15/17	224,000	250,075

		12,375,456

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	250,000	260,708
Georgia-Pacific LLC
8.250%, 5/1/16§	970,000	1,062,150
International Paper Co.
5.300%, 4/1/15	100,000	108,602
9.375%, 5/15/19	400,000	534,701
4.750%, 2/15/22	630,000	688,524
6.000%, 11/15/41	330,000	370,793

		3,025,478

Total Materials		21,110,242

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
4.850%, 2/15/14	750,000	796,709
2.500%, 8/15/15	500,000	517,813
2.400%, 8/15/16	250,000	258,620
1.700%, 6/1/17	300,000	300,348
5.500%, 2/1/18	500,000	594,488
4.450%, 5/15/21	600,000	686,821
BellSouth Corp.
5.200%, 9/15/14	250,000	271,832
British Telecommunications plc
5.950%, 1/15/18	250,000	291,902
CenturyLink, Inc.
6.450%, 6/15/21	250,000	262,097
5.800%, 3/15/22	250,000	249,880
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	530,981
6.750%, 8/20/18	200,000	241,543
France Telecom S.A.
4.375%, 7/8/14	250,000	263,078
5.375%, 7/8/19	200,000	227,685
4.125%, 9/14/21	100,000	104,726
Qwest Corp.
6.500%, 6/1/17	250,000	280,000
Telecom Italia Capital S.A.
6.175%, 6/18/14	600,000	610,144
6.999%, 6/4/18	250,000	251,050
7.175%, 6/18/19	100,000	99,245
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	200,000	178,918
6.221%, 7/3/17	200,000	188,259
5.134%, 4/27/20	180,000	155,703
5.462%, 2/16/21	250,000	215,933
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	115,386
Verizon Communications, Inc.
1.950%, 3/28/14	300,000	306,145
5.550%, 2/15/16	600,000	688,193
5.500%, 2/15/18	750,000	892,015
4.600%, 4/1/21	500,000	579,041

3.500%, 11/1/21	$350,000	$375,245
6.400%, 2/15/38	613,000	791,646
Virgin Media Secured Finance plc
6.500%, 1/15/18	1,526,000	1,656,166
5.250%, 1/15/21	250,000	275,664

		13,257,276

Wireless Telecommunication Services (0.7%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,200,000	1,230,516
5.625%, 11/15/17	100,000	116,984
5.000%, 3/30/20	4,500,000	5,093,280
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	600,000	642,785
8.500%, 11/15/18	300,000	409,514
Rogers Communications, Inc.
6.800%, 8/15/18	250,000	309,366
Vodafone Group plc
4.150%, 6/10/14	500,000	529,664
5.000%, 9/15/15	300,000	334,721
5.450%, 6/10/19	300,000	358,749
Term Loan
6.875%, 8/17/15	4,651,615	4,698,132

		13,723,711

Total Telecommunication Services		26,980,987

Utilities (1.9%)
Electric Utilities (1.2%)
Alabama Power Co.
3.950%, 6/1/21	460,000	510,201
Ameren Illinois Co.
6.250%, 4/1/18	150,000	180,083
Arizona Public Service Co.
5.800%, 6/30/14	250,000	271,954
Carolina Power & Light Co.
5.300%, 1/15/19	250,000	300,768
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	187,000	247,129
5.950%, 12/15/36	90,000	101,901
Commonwealth Edison Co.
6.150%, 9/15/17	500,000	606,553
Consumers Energy Co.
6.700%, 9/15/19	250,000	322,232
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	949,500
Detroit Edison Co.
5.600%, 6/15/18	100,000	120,776
2.650%, 6/15/22	250,000	251,711
Duke Energy Carolinas LLC
4.300%, 6/15/20	600,000	688,102
4.250%, 12/15/41	450,000	484,684
Duke Energy Corp.
2.150%, 11/15/16	400,000	410,314
5.050%, 9/15/19	100,000	117,126
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,829,706
Entergy Texas, Inc.
7.125%, 2/1/19	250,000	306,804

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

FirstEnergy Solutions Corp.
4.800%, 2/15/15	$500,000	$532,444
Florida Power & Light Co.
5.550%, 11/1/17	100,000	120,631
5.950%, 2/1/38	189,000	249,642
Florida Power Corp.
4.550%, 4/1/20	50,000	57,452
3.100%, 8/15/21	100,000	103,625
5.900%, 3/1/33	82,000	99,505
Georgia Power Co.
1.300%, 9/15/13	250,000	251,417
3.000%, 4/15/16	370,000	394,286
5.400%, 6/1/18	300,000	354,724
Hydro Quebec
7.500%, 4/1/16	300,000	365,378
2.000%, 6/30/16	200,000	206,617
8.400%, 1/15/22	1,150,000	1,673,605
Series IO 8.050%, 7/7/24	1,180,000	1,743,869
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	313,385
Ipalco Enterprises, Inc.
5.000%, 5/1/18	1,150,000	1,150,000
Jersey Central Power & Light Co.
7.350%, 2/1/19	132,000	169,216
Kansas City Power & Light Co.
5.850%, 6/15/17	200,000	228,890
LG&E and KU Energy LLC
2.125%, 11/15/15	250,000	249,369
3.750%, 11/15/20	300,000	303,009
MidAmerican Energy Co.
4.650%, 10/1/14	100,000	107,889
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	100,000	119,212
5.950%, 5/15/37	434,000	532,887
6.500%, 9/15/37	400,000	525,194
Nevada Power Co.
7.125%, 3/15/19	300,000	382,336
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	200,000	204,599
7.875%, 12/15/15	300,000	360,455
Northern States Power Co.
1.950%, 8/15/15	100,000	102,366
5.250%, 3/1/18	150,000	178,111
Ohio Power Co.
6.050%, 5/1/18	100,000	119,603
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	237,830
Pacific Gas & Electric Co.
6.250%, 12/1/13	250,000	268,610
3.500%, 10/1/20	250,000	267,245
4.250%, 5/15/21	100,000	112,748
PacifiCorp
5.500%, 1/15/19	250,000	299,280
Peco Energy Co.
5.000%, 10/1/14	100,000	108,919
Portland General Electric Co.
6.100%, 4/15/19	100,000	124,504
Progress Energy, Inc.
5.625%, 1/15/16	200,000	227,246
Public Service Co. of Colorado
3.200%, 11/15/20	250,000	267,031

Public Service Co. of Oklahoma
4.400%, 2/1/21	$400,000	$443,018
Public Service Electric & Gas Co.
6.330%, 11/1/13	250,000	268,126
Southern California Edison Co.
5.750%, 3/15/14	300,000	324,375
Series 08-A 5.950%, 2/1/38	150,000	196,677
Southern Co.
4.150%, 5/15/14	125,000	132,502
1.950%, 9/1/16	110,000	112,372
Tampa Electric Co.
6.100%, 5/15/18	75,000	91,103
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	414,846
TransAlta Corp.
4.750%, 1/15/15	200,000	208,608
Union Electric Co.
6.700%, 2/1/19	250,000	313,136
Virginia Electric & Power Co.
Series A 5.400%, 1/15/16	300,000	341,443
Wisconsin Electric Power Co.
2.950%, 9/15/21	250,000	260,166

		24,919,045

Gas Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	258,161
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	218,033
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	300,000	330,448
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	437,344
KeySpan Gas East Corp.
5.819%, 4/1/41§	390,000	481,273
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	200,000	224,692
Questar Corp.
2.750%, 2/1/16	85,000	88,295
Rockies Express Pipeline LLC
3.900%, 4/15/15§	728,000	699,790
Southern California Gas Co.
5.500%, 3/15/14	100,000	107,917

		2,845,953

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	275,379
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	317,127
4.250%, 6/15/22§	273,000	273,813
NRG Energy, Inc.
7.625%, 1/15/18	1,500,000	1,541,250
PSEG Power LLC
5.125%, 4/15/20	200,000	220,527
Tennessee Valley Authority
4.750%, 8/1/13	500,000	524,127
5.500%, 7/18/17	676,000	826,481

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

3.875%, 2/15/21	$500,000	$577,832
5.250%, 9/15/39	2,815,000	3,664,748

		8,221,284

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	211,429
Dominion Resources, Inc.
5.150%, 7/15/15	283,000	314,609
1.950%, 8/15/16	622,000	633,653
6.000%, 11/30/17	400,000	478,400
National Grid plc
6.300%, 8/1/16	100,000	115,133
NiSource Finance Corp.
6.400%, 3/15/18	200,000	234,345
NSTAR LLC
4.500%, 11/15/19	100,000	115,202
Sempra Energy
9.800%, 2/15/19	350,000	485,389

		2,588,160

Total Utilities		38,574,442

Total Corporate Bonds		580,478,878

Government Securities (62.8%)
Agency ABS (0.6%)
Small Business Administration, Class 1
Series 2003-10A 1 4.628%, 3/10/13	71,257	72,882
Series 2008-P10B 1 5.944%, 8/10/18	1,815,403	1,989,305
Small Business Administration Participation Certificates, Class 1
Series 2004-20A 1 4.930%, 1/1/24	347,089	384,958
Series 2004-20C 1 4.340%, 3/1/24	2,587,756	2,839,951
Series 2005-20B 1 4.625%, 2/1/25	239,851	264,729
Series 2008-20A 1 5.170%, 1/1/28	611,646	692,324
Series 2008-20C 1 5.490%, 3/1/28	2,312,786	2,637,078
Series 2008-20G 1 5.870%, 7/1/28	2,320,062	2,701,997

		11,583,224

Agency CMO (13.9%)
Federal Home Loan Mortgage Corp.
6.000%, 1/1/14	2,762	2,837
5.500%, 2/1/14	8,536	9,177
6.000%, 7/1/14	2,274	2,356
6.000%, 2/1/17	73,247	78,621
6.000%, 3/1/17	3,354	3,595
6.500%, 3/1/17	23,566	25,485
6.000%, 4/1/17	53,915	57,917
6.000%, 5/1/17	978	1,057
6.000%, 7/1/17	11,158	12,063
6.000%, 8/1/17	26,492	28,567
5.500%, 11/1/17	27,585	29,657
5.500%, 1/15/31	144,802	148,141
2.375%, 11/1/31(l)	12,547	13,204
2.837%, 4/1/36(l)	365,838	391,265

5.000%, 3/1/38	$7,000,201	$7,519,201
5.500%, 4/1/38	13,395	14,527
5.500%, 1/1/40	78,591	85,234
4.500%, 8/15/42 TBA	600,000	640,406
Federal National Mortgage Association
7.000%, 4/1/15	9,953	10,429
7.000%, 4/1/16	17,129	18,250
5.500%, 2/1/17	34,508	37,442
5.500%, 6/1/17	8,952	9,713
4.000%, 4/1/23	19,936	21,188
4.788%, 2/1/24(l)	1,473	1,603
5.074%, 6/1/24(l)	525	541
4.000%, 9/1/25	602,514	640,360
4.000%, 1/1/26	619,251	658,147
4.000%, 7/1/26	850,727	904,163
4.000%, 8/1/26	437,913	465,419
3.500%, 11/1/26	865,547	914,539
3.500%, 4/1/27	900,000	950,941
3.500%, 6/1/27	1,720,000	1,817,355
2.343%, 1/1/28(l)	105,575	110,167
2.474%, 3/1/33(l)	122,478	127,317
5.310%, 8/25/33	829,241	868,433
6.000%, 2/1/34	427,108	476,610
5.000%, 7/1/34	2,198,432	2,386,930
6.500%, 7/25/34	123,134	129,681
6.000%, 8/1/34	249,368	278,375
5.500%, 2/1/35	1,234,409	1,355,053
5.000%, 3/1/35	1,285,466	1,393,274
6.000%, 4/1/35	3,882,365	4,324,294
5.000%, 5/1/35	111,070	120,385
5.000%, 6/1/35	532,276	577,416
5.000%, 7/1/35	186,487	202,301
5.500%, 12/1/35	860,694	944,814
2.509%, 1/1/36(l)	1,991,765	2,136,168
6.000%, 5/1/38	1,100,000	1,211,031
5.500%, 6/1/38	2	2
4.000%, 8/1/39	905,500	963,084
6.000%, 4/1/40	857,348	939,935
6.500%, 5/1/40	5,105,446	5,733,256
4.000%, 8/1/40	1,390,332	1,478,749
4.000%, 9/1/40	1,138,342	1,210,733
4.000%, 10/1/40	5,328,730	5,671,575
4.000%, 11/1/40	8,763,356	9,320,652
2.361%, 12/1/40(l)	55,648	58,350
4.000%, 12/1/40	32,866,723	34,990,854
4.000%, 1/1/41	6,848,591	7,398,907
4.500%, 1/1/41	247,844	269,269
4.000%, 2/1/41	1,019,959	1,084,822
4.500%, 3/1/41	2,617,224	2,844,792
4.000%, 4/1/41	3,283,020	3,515,333
4.500%, 4/1/41	2,940,792	3,196,848
3.330%, 6/1/41(l)	531,592	561,645
4.500%, 6/1/41	461,130	501,281
3.481%, 9/1/41(l)	381,141	403,717
4.000%, 12/1/41	6,720,809	7,271,003
4.000%, 2/1/42	1,637,021	1,747,265
3.500%, 4/1/42	199,238	210,157
3.500%, 5/1/42	5,326,202	5,624,760
4.000%, 6/1/42	154,516	165,212
4.000%, 7/1/42	53,700	57,417
4.500%, 7/25/27 TBA	4,400,000	4,717,281

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)

3.500%, 7/25/42 TBA		$2,700,000	$2,837,531
3.500%, 8/25/42 TBA		107,000,000	112,141,019
4.500%, 8/25/42 TBA		7,000,000	7,503,672
5.500%, 8/25/42 TBA		4,700,000	5,123,367
6.000%, 8/25/42 TBA		900,000	988,945
FHLMC Multifamily Structured Pass Through Certificates
4.879%, 5/19/17		3,500,000	3,640,000
1.696%, 12/25/18 IO(l)		1,829,895	150,974
3.974%, 1/25/21(l)		1,440,000	1,614,032
2.873%, 12/25/21		1,410,000	1,470,038
FREMF Mortgage Trust
4.306%, 9/25/44(l)§		95,000	97,053
4.162%, 11/25/44(l)§		120,000	103,680
Government National Mortgage Association
1.625%, 7/20/27(l)		5,598	5,769
6.500%, 6/20/32		88,046	99,662
5.500%, 4/15/33		15,028	16,707
4.000%, 7/15/42 TBA		3,500,000	3,822,930
4.500%, 7/15/42 TBA		6,400,000	6,997,500
5.000%, 7/15/42 TBA		7,600,000	8,363,563

			287,068,990

Foreign Governments (3.3%)
Canadian Government Bond
2.375%, 9/10/14		400,000	417,036
1.500%, 3/1/17	CAD	10,300,000	10,232,217
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 4/15/23	EUR	2,950,097	3,776,281
Development Bank of Japan
5.125%, 2/1/17		$200,000	233,794
Eksportfinans ASA
1.875%, 4/2/13		500,000	492,500
0.669%, 4/5/13(l)		300,000	290,685
1.600%, 3/20/14	JPY	2,000,000	23,314
3.000%, 11/17/14		$400,000	379,000
2.000%, 9/15/15		800,000	716,000
2.375%, 5/25/16		200,000	177,750
5.500%, 5/25/16		1,155,000	1,136,289
2.875%, 11/16/16	CHF	100,000	95,507
5.500%, 6/26/17		$300,000	292,125
Export Development Canada
2.250%, 5/28/15		250,000	262,154
1.250%, 10/26/16		250,000	254,872
Export-Import Bank of China
5.250%, 7/29/14§		3,700,000	3,926,440
Export-Import Bank of Korea
8.125%, 1/21/14		200,000	218,400
5.875%, 1/14/15		250,000	272,425
4.125%, 9/9/15		200,000	211,060
4.000%, 1/29/21		1,500,000	1,551,870
Federative Republic of Brazil
6.000%, 1/17/17		500,000	589,500
8.000%, 1/15/18		504,000	585,900
4.875%, 1/22/21		750,000	864,375
Italy Buoni Poliennali Del Tesoro
4.000%, 2/1/37	EUR	400,000	389,875
Japan Finance Corp.
2.500%, 1/21/16		$750,000	786,026
2.250%, 7/13/16		500,000	520,586
Japan Finance Organization for Municipalities
5.000%, 5/16/17		500,000	584,171

Korea Development Bank
8.000%, 1/23/14		$500,000	$544,800
3.250%, 3/9/16		300,000	308,611
Korea Finance Corp.
4.625%, 11/16/21		250,000	269,005
Province of British Columbia
2.850%, 6/15/15		300,000	318,755
2.100%, 5/18/16		300,000	313,815
Province of Manitoba
1.375%, 4/28/14		100,000	101,224
4.900%, 12/6/16		500,000	578,138
Province of New Brunswick
2.750%, 6/15/18		250,000	266,494
Province of Nova Scotia
5.125%, 1/26/17		250,000	292,420
Province of Ontario
3.500%, 7/15/13		500,000	515,081
1.375%, 1/27/14		500,000	505,643
4.100%, 6/16/14		500,000	532,818
1.875%, 9/15/15		1,750,000	1,800,195
4.000%, 10/7/19		750,000	852,653
4.400%, 4/14/20		250,000	291,850
2.450%, 6/29/22		250,000	248,075
Province of Quebec
4.600%, 5/26/15		750,000	829,476
3.500%, 7/29/20		500,000	554,397
Republic of Chile
3.875%, 8/5/20		250,000	277,500
Republic of Colombia
8.250%, 12/22/14		400,000	468,000
4.375%, 7/12/21		600,000	675,000
Republic of Italy
4.500%, 1/21/15		1,000,000	985,514
5.250%, 9/20/16		750,000	741,977
Republic of Korea
5.750%, 4/16/14		4,400,000	4,735,280
4.875%, 9/22/14		300,000	322,620
7.125%, 4/16/19		9,650,000	12,239,938
Republic of Panama
5.200%, 1/30/20		300,000	350,250
9.375%, 4/1/29		298,000	482,760
Republic of Peru
8.375%, 5/3/16		100,000	123,200
7.125%, 3/30/19		200,000	257,000
Republic of Poland
5.250%, 1/15/14		250,000	264,375
6.375%, 7/15/19		750,000	883,125
5.125%, 4/21/21		320,000	353,600
Republic of South Africa
6.500%, 6/2/14		1,480,000	1,628,932
6.875%, 5/27/19		300,000	370,125
5.500%, 3/9/20		300,000	345,000
State of Israel
5.500%, 11/9/16		500,000	570,625
Svensk Exportkredit AB
3.250%, 9/16/14		250,000	262,311
1.750%, 10/20/15		500,000	509,086
United Mexican States
6.625%, 3/3/15		1,000,000	1,130,000
5.625%, 1/15/17		590,000	686,465
8.125%, 12/30/19		750,000	1,005,000
5.125%, 1/15/20		235,000	274,950

			68,346,235

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

Municipal Bonds (3.0%)
Bay Area Toll Authority California State
6.793%, 4/1/30	$4,100,000	$5,179,325
California State University
5.000%, 11/1/30	300,000	320,388
City of New York, New York
6.246%, 6/1/35	5,400,000	6,189,750
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	400,000	458,332
Los Angeles County, California Public Works Financing Authority
5.591%, 8/1/20	3,700,000	4,153,139
5.841%, 8/1/21	400,000	453,200
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,226,335
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,657,680
Los Gatos, California Union School District
5.000%, 8/1/30	160,000	168,133
Metropolitan Washington Airports Authority
7.462%, 10/1/46	8,000,000	9,489,440
New Jersey Economic Development Authority
1.468%, 6/15/13(l)	3,000,000	3,002,880
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,457,650
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	4,400,000	5,052,388
New York City Municipal Water Finance Authority
6.124%, 6/15/42	500,000	570,790
5.375%, 6/15/43	635,000	727,881
5.500%, 6/15/43	750,000	866,543
New York City Transitional Finance Authority
4.075%, 11/1/20	800,000	901,648
4.325%, 11/1/21	1,300,000	1,478,633
4.525%, 11/1/22	1,800,000	2,066,112
Northern California Power Agency
7.311%, 6/1/40	2,075,000	2,454,601
San Diego County Regional Airport Authority
6.628%, 7/1/40	700,000	768,761
State of California
4.850%, 10/1/14	250,000	269,517
5.950%, 4/1/16	35,000	40,119
5.750%, 3/1/17	100,000	115,572
6.200%, 3/1/19	100,000	117,097
6.200%, 10/1/19	100,000	117,868
7.550%, 4/1/39	3,000,000	3,857,760
State of Illinois
4.071%, 1/1/14	100,000	103,194
4.421%, 1/1/15	100,000	105,127
4.961%, 3/1/16	300,000	322,800
5.665%, 3/1/18	300,000	332,862
State of Illinois Toll Highway Authority
6.184%, 1/1/34	1,000,000	1,240,130
State of Iowa
6.750%, 6/1/34	1,800,000	2,137,230
University of California Medical Center
5.235%, 5/15/22	1,500,000	1,730,130
5.435%, 5/15/23	1,975,000	2,304,094

		61,437,109

Supranational (1.2%)
African Development Bank
3.000%, 5/27/14	$200,000	$209,210
2.500%, 3/15/16	500,000	530,951
Asian Development Bank
1.625%, 7/15/13	750,000	758,933
2.750%, 5/21/14	500,000	520,569
2.625%, 2/9/15	500,000	525,399
2.500%, 3/15/16	500,000	530,575
1.125%, 3/15/17	350,000	354,768
1.875%, 10/23/18	250,000	259,337
Corp. Andina de Fomento
3.750%, 1/15/16	200,000	207,896
8.125%, 6/4/19	250,000	315,158
Council of Europe Development Bank
2.625%, 2/16/16	500,000	524,246
1.500%, 6/19/17	250,000	249,035
European Bank for Reconstruction & Development
2.500%, 3/15/16	400,000	424,358
1.375%, 10/20/16	200,000	204,088
European Investment Bank
4.625%, 5/15/14	2,000,000	2,143,104
1.125%, 8/15/14	1,000,000	1,007,074
1.000%, 7/15/15	750,000	753,705
4.875%, 2/16/16	1,334,000	1,510,600
2.500%, 5/16/16	2,000,000	2,097,794
4.875%, 1/17/17	500,000	576,080
2.875%, 9/15/20	500,000	520,642
4.000%, 2/16/21	500,000	561,123
Inter-American Development Bank
3.000%, 4/22/14	1,000,000	1,043,930
1.375%, 10/18/16	1,000,000	1,023,001
4.250%, 9/10/18	750,000	886,726
International Bank for Reconstruction & Development
3.500%, 10/8/13	1,000,000	1,039,166
0.500%, 11/26/13	500,000	500,671
2.375%, 5/26/15	1,000,000	1,051,223
2.125%, 3/15/16	1,000,000	1,049,556
0.875%, 4/17/17	500,000	497,299
International Finance Corp.
3.000%, 4/22/14	750,000	783,639
1.000%, 4/24/17	500,000	501,189
2.125%, 11/17/17	500,000	527,685
Nordic Investment Bank
2.500%, 7/15/15	300,000	316,775
5.000%, 2/1/17	300,000	355,170

		24,360,675

U.S. Government Agencies (4.3%)
Federal Farm Credit Bank
1.125%, 2/27/14	2,000,000	2,023,260
5.125%, 8/25/16	685,000	804,332
4.875%, 1/17/17	840,000	987,937
Federal Home Loan Bank
5.125%, 8/14/13	1,000,000	1,054,307
4.000%, 9/6/13	1,000,000	1,043,548
3.625%, 10/18/13	2,000,000	2,085,657
0.550%, 10/25/13	400,000	400,546
0.375%, 11/27/13	250,000	250,089
0.875%, 12/27/13	1,000,000	1,007,800
1.375%, 5/28/14	250,000	254,587
0.500%, 7/17/14	750,000	750,222

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

5.500%, 8/13/14	$500,000	$551,771
2.875%, 6/12/15	2,000,000	2,134,285
1.630%, 8/20/15	500,000	516,929
4.750%, 12/16/16	500,000	586,702
5.250%, 6/5/17	1,350,000	1,624,320
1.000%, 6/21/17	350,000	350,882
5.000%, 11/17/17	1,000,000	1,207,759
4.125%, 3/13/20	1,500,000	1,772,692
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,550,000	1,786,208
Federal Home Loan Mortgage Corp.
0.500%, 10/18/13	1,000,000	1,001,131
4.875%, 11/15/13	1,000,000	1,062,224
0.375%, 11/27/13	1,500,000	1,500,536
0.550%, 12/27/13	500,000	500,976
2.500%, 1/7/14	2,000,000	2,064,493
0.550%, 1/9/14	500,000	501,001
1.375%, 2/25/14	2,000,000	2,033,421
0.375%, 4/28/14	1,000,000	999,541
1.200%, 7/25/14	200,000	200,154
3.000%, 7/28/14	1,500,000	1,578,963
1.100%, 8/8/14	300,000	300,307
1.000%, 12/5/14	200,000	200,661
0.875%, 12/19/14	500,000	501,459
1.000%, 12/19/14	400,000	401,408
0.625%, 12/29/14	2,000,000	2,006,391
0.850%, 1/9/15	200,000	200,601
0.800%, 1/13/15	100,000	100,622
4.500%, 1/15/15	1,000,000	1,100,279
2.875%, 2/9/15	2,000,000	2,124,930
0.550%, 2/27/15	500,000	500,856
1.500%, 7/13/15	200,000	200,084
1.050%, 9/28/15	200,000	200,313
4.750%, 11/17/15	928,000	1,053,233
0.850%, 2/24/16	500,000	502,361
5.500%, 7/18/16	1,000,000	1,189,250
5.125%, 10/18/16	2,000,000	2,359,838
1.600%, 11/2/16	400,000	401,745
1.625%, 11/14/16	400,000	401,925
2.250%, 1/23/17	200,000	205,272
2.000%, 2/1/17	200,000	200,313
2.000%, 2/27/17	500,000	501,497
1.000%, 3/8/17	1,000,000	1,003,968
4.875%, 6/13/18	1,500,000	1,815,633
3.750%, 3/27/19	750,000	864,584
2.000%, 7/30/19	100,000	101,293
2.375%, 1/13/22	490,000	504,189
Federal National Mortgage Association
4.625%, 5/1/13	1,695,000	1,754,612
4.375%, 7/17/13	2,000,000	2,086,608
1.000%, 9/23/13	2,500,000	2,520,999
1.125%, 10/8/13	200,000	202,101
1.000%, 10/15/13	200,000	201,815
4.625%, 10/15/13	790,000	833,920
0.600%, 10/25/13	1,000,000	1,001,521
0.625%, 12/6/13	500,000	501,027
5.125%, 1/2/14	607,000	647,614
2.750%, 2/5/14	1,500,000	1,557,318
1.350%, 2/24/14	200,000	203,228
1.250%, 2/27/14	1,500,000	1,521,546
2.750%, 3/13/14	1,000,000	1,040,189

2.500%, 5/15/14	$1,000,000	$1,040,366
3.000%, 9/16/14	1,000,000	1,055,863
0.700%, 10/17/14	500,000	500,128
2.625%, 11/20/14	500,000	525,835
0.750%, 11/21/14	400,000	400,825
0.500%, 11/24/14	750,000	750,669
0.900%, 12/5/14	500,000	501,436
0.750%, 12/19/14	1,000,000	1,006,507
1.000%, 1/26/15	500,000	501,171
0.550%, 2/27/15	300,000	300,514
0.625%, 2/27/15	1,000,000	999,986
0.700%, 6/26/15	500,000	500,137
0.500%, 7/2/15	1,500,000	1,496,528
2.375%, 7/28/15	1,500,000	1,579,181
2.150%, 8/4/15	100,000	104,966
0.750%, 9/14/15	200,000	199,936
2.000%, 9/21/15	200,000	209,203
1.875%, 10/15/15	200,000	207,675
4.375%, 10/15/15	1,000,000	1,120,381
1.625%, 10/26/15	1,500,000	1,549,300
1.750%, 11/14/16	400,000	402,189
1.375%, 11/15/16	1,000,000	1,023,168
4.875%, 12/15/16	2,050,000	2,411,543
1.250%, 2/27/17	100,000	100,390
1.250%, 3/6/17	200,000	200,826
1.200%, 3/8/17	200,000	200,650
5.375%, 6/12/17	2,000,000	2,427,140
1.750%, 1/30/19	200,000	201,693
(Zero Coupon), 10/9/19	905,000	733,567
2.700%, 3/28/22	500,000	505,442
Financing Corp.
10.700%, 10/6/17	600,000	895,858
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	69,311
0.000%, 10/15/18 STRIPS	75,000	68,908
Small Business Administration, Class 1
Series 2003-P10A 1
4.524%, 2/10/13	17,090	17,434
Series 2004-P10A 1
4.504%, 2/1/14	128,132	131,830

		89,592,339

U.S. Treasuries (36.5%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,216,000	1,558,771
9.250%, 2/15/16	2,684,000	3,519,564
7.500%, 11/15/16	1,695,000	2,192,499
8.875%, 8/15/17	4,107,000	5,779,718
8.500%, 2/15/20	3,000,000	4,598,110
7.875%, 2/15/21	500,000	764,450
2.000%, 1/15/26 TIPS	1,800,000	2,663,482
2.375%, 1/15/27 TIPS	500,000	765,785
1.750%, 1/15/28 TIPS	2,100,000	2,887,084
2.500%, 1/15/29 TIPS	1,500,000	2,228,579
2.125%, 2/15/41#	697,500	1,045,309
0.750%, 2/15/42	980,000	1,045,852
3.125%, 2/15/42	4,080,000	4,380,278
3.000%, 5/15/42	10,273,000	10,757,757
U.S. Treasury Notes
1.000%, 7/15/13	6,800,000	6,851,797
3.375%, 7/31/13	5,563,000	5,749,274

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)

4.250%, 8/15/13	$8,000,000	$8,356,156
0.125%, 8/31/13	5,000,000	4,991,601
3.125%, 9/30/13	2,000,000	2,070,625
0.500%, 10/15/13	12,000,000	12,032,813
2.750%, 10/31/13	8,848,000	9,135,871
0.500%, 11/15/13	5,000,000	5,014,199
4.250%, 11/15/13	5,000,000	5,269,629
0.125%, 12/31/13	6,000,000	5,984,063
1.500%, 12/31/13	3,212,000	3,268,950
0.250%, 1/31/14	8,000,000	7,992,813
1.750%, 1/31/14	4,000,000	4,090,469
0.250%, 2/28/14	5,000,000	4,994,922
1.875%, 2/28/14	1,500,000	1,538,496
0.250%, 3/31/14	5,000,000	4,994,140
1.750%, 3/31/14	5,000,000	5,123,438
1.250%, 4/15/14	2,000,000	2,032,656
0.250%, 4/30/14	5,000,000	4,993,946
1.875%, 4/30/14	5,000,000	5,140,625
1.000%, 5/15/14	5,000,000	5,061,719
4.750%, 5/15/14	11,000,000	11,905,782
0.250%, 5/31/14	4,000,000	3,995,000
2.250%, 5/31/14	5,000,000	5,182,090
0.250%, 6/30/14	5,000,000	4,993,750
2.625%, 6/30/14	8,000,000	8,366,125
0.625%, 7/15/14	10,000,000	10,057,266
0.500%, 8/15/14	2,500,000	2,508,359
2.375%, 8/31/14	7,500,000	7,826,719
2.375%, 9/30/14	6,000,000	6,273,890
2.375%, 10/31/14	6,000,000	6,279,610
4.250%, 11/15/14	4,000,000	4,365,562
0.250%, 12/15/14	5,000,000	4,987,031
2.625%, 12/31/14	10,000,000	10,560,156
0.250%, 1/15/15	2,000,000	1,994,156
0.250%, 2/15/15	7,000,000	6,975,226
0.375%, 3/15/15	1,500,000	1,499,109
0.375%, 4/15/15	3,000,000	2,997,797
2.500%, 4/30/15	1,630,000	1,725,368
2.125%, 5/31/15	15,000,000	15,735,821
0.375%, 6/15/15	5,525,000	5,520,252
1.875%, 6/30/15	10,500,000	10,947,890
1.250%, 8/31/15	5,000,000	5,124,414
1.250%, 10/31/15	5,000,000	5,124,414
4.500%, 11/15/15	7,000,000	7,933,844
1.375%, 11/30/15	10,000,000	10,294,297
4.500%, 2/15/16	5,000,000	5,711,407
2.625%, 2/29/16	6,000,000	6,457,031
2.375%, 3/31/16	6,000,000	6,405,469
2.625%, 4/30/16	2,500,000	2,695,312
5.125%, 5/15/16	4,087,000	4,797,500
1.750%, 5/31/16	5,000,000	5,228,086
3.250%, 5/31/16	3,000,000	3,310,289
1.500%, 7/31/16	8,000,000	8,288,187
1.000%, 9/30/16	4,000,000	4,062,094
3.000%, 9/30/16	5,000,000	5,495,312
3.125%, 10/31/16	5,000,000	5,527,735
0.875%, 12/31/16	5,000,000	5,044,726
0.875%, 1/31/17	2,000,000	2,017,312
3.125%, 1/31/17	5,000,000	5,547,344

0.875%, 2/28/17	$5,000,000	$5,043,203
1.000%, 3/31/17	7,000,000	7,096,359
3.125%, 4/30/17	4,000,000	4,453,781
4.500%, 5/15/17	3,500,000	4,128,879
0.625%, 5/31/17	1,625,000	1,617,560
2.750%, 5/31/17	6,000,000	6,582,047
0.750%, 6/30/17	7,595,000	7,603,010
4.750%, 8/15/17	3,186,000	3,821,931
1.875%, 8/31/17	5,500,000	5,802,371
1.875%, 9/30/17	3,500,000	3,692,227
1.875%, 10/31/17	5,000,000	5,275,000
4.250%, 11/15/17	1,150,000	1,356,272
2.750%, 12/31/17	5,000,000	5,510,156
3.500%, 2/15/18	7,000,000	8,008,930
2.625%, 4/30/18	3,000,000	3,292,148
2.375%, 5/31/18	6,000,000	6,500,812
2.250%, 7/31/18	1,000,000	1,076,500
4.000%, 8/15/18	4,000,000	4,733,250
1.375%, 9/30/18	7,500,000	7,678,418
3.750%, 11/15/18	4,000,000	4,685,312
1.375%, 12/31/18	3,000,000	3,066,938
1.250%, 1/31/19	2,000,000	2,027,375
2.750%, 2/15/19	5,000,000	5,549,023
1.500%, 3/31/19	5,000,000	5,140,508
1.250%, 4/30/19	1,500,000	1,516,617
1.125%, 5/31/19	3,395,000	3,400,305
1.000%, 6/30/19	6,385,000	6,334,619
3.375%, 11/15/19	10,350,000	11,974,465
3.625%, 2/15/20	10,000,000	11,763,594
3.500%, 5/15/20	10,000,000	11,684,219
1.250%, 7/15/20	1,600,000	1,958,930
2.625%, 8/15/20	14,000,000	15,408,093
2.625%, 11/15/20	5,000,000	5,495,703
1.125%, 1/15/21	1,900,000	2,297,758
3.125%, 5/15/21	12,000,000	13,661,531
0.625%, 7/15/21	3,500,000	3,978,620
2.125%, 8/15/21	8,000,000	8,408,125
2.000%, 11/15/21	3,500,000	3,628,707
0.125%, 1/15/22#	28,300,000	30,426,879
2.000%, 2/15/22	95,100,000	98,288,827
1.750%, 5/15/22#	19,814,000	19,974,989

		756,581,163

Total Government Securities		1,298,969,735

Time Deposit (0.5%)
Financials (0.5%)
Certificates of Deposit (0.5%)
Banco do Brasil S.A. 0.756%, 2/14/14	10,600,000	10,588,329

Total Financials		10,588,329

Total Time Deposits		10,588,329

Total Long-Term Debt Securities (99.8%) (Cost $1,985,771,780)		2,065,585,778

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co. 7.500%	5,000	$5,625,000

Total Convertible Preferred Stock (0.3%)
(Cost $5,000,000)		5,625,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.3%)
Itau Unibanco Holding S.A. 2.37%, 3/26/13	$6,850,000	6,730,879

Government Securities (5.9%)
U.S. Treasury Bills
0.04%, 7/26/12 #(p)	742,000	741,979
0.05%, 8/9/12 #(p)	420,000	419,978
0.05%, 8/30/12 #(p)	157,000	156,986
0.08%, 9/13/12 (p)	7,500,000	7,498,747
0.08%, 9/20/12 (p)	1,900,000	1,899,673
0.09%, 9/27/12 #(p)	33,237,000	33,229,777
0.12%, 11/8/12 (p)	22,900,000	22,889,954
0.18%, 4/4/13 (p)	2,500,000	2,496,551
0.19%, 5/2/13 (p)	8,400,000	8,386,351
0.19%, 5/30/13 #(p)	44,100,000	44,020,726

Total Government Securities		121,740,722

Total Short-Term Investments (6.2%)
(Cost $128,473,319)		128,471,601

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
Eurodollar 3 Year Mid Curve
August 2012 @ $99.00*	172	19,350

Put Option Purchased (0.0%)
10 Year U.S. Treasury Notes
July 2012 @ $131.00*	136	14,875

Total Options Purchased (0.0%) (Cost $98,813)		34,225

Total Investments Before Options Written and Securities Sold Short (106.3%) (Cost $2,119,343,912)		2,199,716,604

OPTIONS WRITTEN:
Call Option Written (0.0%)
Eurodollar 3 Year Mid Curve
August 2012 @ $99.13*	(172)	(6,450)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes
July 2012 @ $129.50*	(136)	$(4,250)

Total Options Written (0.0%) (Premiums Received $46,037)		(10,700)

Total Investments Before Securities Sold Short (106.3%) (Cost $2,119,297,875)		2,199,705,904

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-2.6%)
Federal National Mortgage Association
4.000%, 7/25/42 TBA	$(39,400,000)	(41,933,298)
5.000%, 7/25/42 TBA	(4,300,000)	(4,654,078)
6.000%, 7/25/42 TBA	(1,100,000)	(1,208,883)
6.500%, 7/25/42 TBA	(2,700,000)	(3,038,766)
4.000%, 8/25/42 TBA	(2,300,000)	(2,443,660)

Total Securities Sold Short (-2.6%) (Proceeds Received $53,090,492)		(53,278,685)

Total Investments after Options Written and Securities Sold Short (103.7%) (Cost $2,066,207,383)		2,146,427,219
Other Assets Less Liabilities (-3.7%)		(76,926,255)

Net Assets (100%)		$2,069,500,964

*	Non-income producing.
†	Securities (totaling $3,959,383 or 0.2% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $167,192,723 or 8.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,555,989.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2012.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2012, the market value of these securities amounted to $12,783,753 or 0.6% of net assets.
(p)	Yield to maturity.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Glossary:
ABS	—	Asset-Backed Security
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
IO	—	Interest Only
JPY	—	Japanese Yen
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—	Security is subject to delayed delivery.
TIPS	—	Treasury Inflation Protected Security

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	557	September-12	$71,808,303	$71,522,149	$(286,154)
2 Year U.S. Treasury Notes	136	September-12	29,957,925	29,945,500	(12,425)
90 Day Eurodollar	3	September-12	745,996	746,400	404
90 Day Eurodollar	3	December-12	745,697	746,213	516
90 Day Eurodollar	2	March-13	497,072	497,375	303
90 Day Eurodollar	2	June-13	496,879	497,250	371
90 Day Eurodollar	2	September-13	496,906	497,150	244
90 Day Eurodollar	2	December-13	496,755	497,000	245
U.S. Long Bond	34	September-12	5,056,358	5,030,938	(25,420)

					$(321,916)

Sales
10 Year U.S. Treasury Notes	35	September-12	$4,686,921	$4,668,125	$18,796
3 Year Australian Bonds	98	September-12	11,116,852	11,072,557	44,295
5 Year U.S. Treasury Notes	91	September-12	11,280,305	11,281,156	(851)
90 Day Bank Accepted Bills	59	December-12	59,952,675	59,937,216	15,459
Bank Accept	110	June-13	26,559,945	26,676,159	(116,214)
Euro Bond	49	September-12	8,850,853	8,737,138	113,715
U.S. Ultra Bond	101	September-12	16,614,807	16,851,219	(236,412)

					$(161,212)

					$(483,128)

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/9/12	Royal Bank of Canada	613	$625,139	$615,104	$10,035
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Royal Bank of Canada	97	122,842	121,000	1,842
Korean Won vs. U.S. Dollar, expiring 7/12/12	Barclays Bank plc	76,555	66,796	66,258	538
Korean Won vs. U.S. Dollar, expiring 7/12/12	Citibank N.A.	12,984,726	11,329,563	11,502,614	(173,051)
Mexican Peso vs. U.S. Dollar, expiring 8/15/12	JPMorgan Chase Bank	67	5,035	5,160	(125)
Singapore Dollar vs. U.S. Dollar, expiring 8/3/12	Citibank N.A.	19,315	15,247,802	15,451,485	(203,683)

					$(364,444)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/9/12	Bank of America	16,190	$16,181,905	$16,510,623	$(328,718)
British Pound vs. U.S. Dollar, expiring 9/12/12	Barclays Bank plc	783	1,218,868	1,226,057	(7,189)
Canadian Dollar vs. U.S. Dollar, expiring 9/20/12	Barclays Bank plc	16,707	16,253,526	16,380,430	(126,904)
Danish Krone vs. U.S. Dollar, expiring 8/23/12	HSBC Bank plc	5,450	936,776	929,022	7,754
European Union Euro vs. U.S. Dollar, expiring 7/25/12	JPMorgan Chase Bank	181	238,931	229,096	9,835
European Union Euro vs. U.S. Dollar, expiring 7/25/12	Royal Bank of Scotland	3,031	3,917,207	3,836,411	80,796
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Citibank N.A.	22,397	27,943,393	28,363,747	(420,354)
European Union Euro vs. U.S. Dollar, expiring 9/14/12	JPMorgan Chase Bank	316	398,117	400,185	(2,068)
Japanese Yen vs. U.S. Dollar, expiring 9/10/12	Citibank N.A.	597,264	7,651,453	7,479,208	172,245
Korean Won vs. U.S. Dollar, expiring 7/12/12	Barclays Bank plc	8,775,908	7,453,001	7,657,243	(204,242)
Korean Won vs. U.S. Dollar, expiring 7/12/12	Goldman Sachs & Co.	4,285,373	3,773,000	3,739,117	33,883
Korean Won vs. U.S. Dollar, expiring 9/28/12	Barclays Bank plc	76,555	65,930	66,457	(527)
Singapore Dollar vs. U.S. Dollar, expiring 8/3/12	Citibank N.A.	19,438	15,223,000	15,344,873	(121,873)
Taiwan Dollar vs. U.S. Dollar, expiring 11/30/12	Barclays Bank plc	854	28,993	28,651	342

					$(907,020)

					$(1,271,464)

Options Written:

Options written through the period ended June 30, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2012	—	$—
Options Written	1,129	245,402
Options Terminated in Closing Purchase Transactions	(821)	(199,365)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - June 30, 2012	308	$46,037

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$44,943,919	$2,441,013	$47,384,932
Non-Agency CMO	—	128,163,904	—	128,163,904
Convertible Preferred Stocks
Financials	5,625,000	—	—	5,625,000
Corporate Bonds
Consumer Discretionary	—	32,026,314	—	32,026,314
Consumer Staples	—	31,985,414	—	31,985,414
Energy	—	69,752,909	—	69,752,909
Financials	—	282,363,898	1,518,370	283,882,268
Health Care	—	35,733,184	—	35,733,184
Industrials	—	24,924,660	—	24,924,660
Information Technology	—	15,508,458	—	15,508,458
Materials	—	21,110,242	—	21,110,242
Telecommunication Services	—	26,980,987	—	26,980,987
Utilities	—	38,574,442	—	38,574,442
Forward Currency Contracts	—	317,270	—	317,270
Futures	194,348	—	—	194,348
Government Securities
Agency ABS	—	11,583,224	—	11,583,224
Agency CMO	—	287,068,990	—	287,068,990
Foreign Governments	—	68,346,235	—	68,346,235
Municipal Bonds	—	61,437,109	—	61,437,109
Supranational	—	24,360,675	—	24,360,675
U.S. Government Agencies	—	89,592,339	—	89,592,339
U.S. Treasuries	—	756,581,163	—	756,581,163
Options Purchased
Call Options Purchased	19,350	—	—	19,350
Put Options Purchased	14,875	—	—	14,875
Short-Term Investments	—	128,471,601	—	128,471,601
Time Deposits
Financials	—	10,588,329	—	10,588,329

Total Assets	$5,853,573	$2,190,415,266	$3,959,383	$2,200,228,222

Liabilities:
Forward Currency Contracts	$—	$(1,588,734)	$—	$(1,588,734)
Futures	(677,476)	—	—	(677,476)
Government Securities
Agency CMO	—	(53,278,685)	—	(53,278,685)
Options Written
Call Options Written	(6,450)	—	—	(6,450)
Put Options Written	(4,250)	—	—	(4,250)

Total Liabilities	$(688,176)	$(54,867,419)	$—	$(55,555,595)

Total	$5,165,397	$2,135,547,847	$3,959,383	$2,144,672,627

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Asset-Backed Securities	Investments in Corporate Bonds-Financials

Balance as of 12/31/11	$2,969,442	$—
Total gains or losses (realized/unrealized) included in earnings	10,255	(1,304,128)
Purchases	—	2,822,498
Sales	(791,113)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	792,741	—
Transfers out of Level 3	(540,312)	—

Balance as of 6/30/12	$2,441,013	$1,518,370

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$2,070	$(1,304,128)

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$194,348	*
Foreign exchange contracts	Receivables	317,270
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$511,618

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(688,176	)*
Foreign exchange contracts	Payables	(1,588,734)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,276,910)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$15,945	$3,524,308	$—	$—	$3,540,253
Foreign exchange contracts	—	—	1,859,951	—	1,859,951
Credit contracts.	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$15,945	$3,524,308	$1,859,951	$—	$5,400,204

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$117,483	$(1,895,290)	$—	$—	$(1,777,807)
Foreign exchange contracts	—	—	(1,828,333)	—	(1,828,333)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$117,483	$(1,895,290)	$(1,828,333)	$—	$(3,606,140)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $145,460,000, futures contracts and option contracts with an average notional balance of approximately $260,593,000 and $84,000, respectively, during the six months ended June 30, 2012.

^ This Portfolio held options, forward foreign currency and futures contracts for hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,358,900,062
Long-term U.S. Treasury securities	2,025,385,947

$4,384,286,009

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,183,017,827
Long-term U.S. Treasury securities	2,330,599,413

$5,513,617,240

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,683,651
Aggregate gross unrealized depreciation	(21,367,044)

Net unrealized appreciation	$79,316,607

Federal income tax cost of investments	$2,120,399,997

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $2,119,343,912)	$2,199,716,604
Cash	42,776,987
Cash held as collateral at broker	30,000
Foreign cash (Cost $414,139)	421,833
Receivable for forward commitments	226,193,470
Dividends, interest and other receivables	13,963,853
Receivable for securities sold	8,935,188
Receivable from Separate Accounts for Trust shares sold	1,541,641
Unrealized appreciation on forward foreign currency contracts	317,270
Other assets	15,045

Total assets	2,493,911,891

LIABILITIES
Payable for forward commitments	325,354,282
Securities sold short (Proceeds received $53,090,492)	53,278,685
Payable for securities purchased	38,165,506
Payable to Separate Accounts for Trust shares redeemed	2,492,861
Unrealized depreciation on forward foreign currency contracts	1,588,734
Payable for return of cash collateral on forward commitments	1,118,461
Investment management fees payable	916,754
Distribution fees payable - Class B	336,822
Payable for return of cash collateral on forward contracts	277,158
Administrative fees payable	270,775
Trustees’ fees payable	36,866
Due to broker for futures variation margin	23,073
Options written, at value (Premiums received $46,037)	10,700
Distribution fees payable - Class A	8,749
Accrued expenses	531,501

Total liabilities	424,410,927

NET ASSETS	$2,069,500,964

Net assets were comprised of:
Paid in capital	$1,922,363,846
Accumulated undistributed net investment income (loss)	1,114,162
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	67,543,163
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	78,479,793

Net assets	$2,069,500,964

Class A
Net asset value, offering and redemption price per share, $42,348,602 / 3,964,917 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.68

Class B
Net asset value, offering and redemption price per share, $1,647,594,689 / 153,990,253 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.70

Class K
Net asset value, offering and redemption price per share, $379,557,673 / 35,532,458 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$31,515,173
Dividends	187,500

Total income	31,702,673

EXPENSES
Investment management fees	5,653,403
Distribution fees - Class B	1,945,372
Administrative fees	1,588,255
Custodian fees	120,539
Printing and mailing expenses	113,020
Distribution fees - Class A	52,793
Professional fees	43,503
Trustees’ fees	27,285
Interest expense	7,127
Miscellaneous	112,093

Total expenses	9,663,390

NET INVESTMENT INCOME (LOSS)	22,039,283

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	47,284,836
Futures	3,524,308
Foreign currency transactions	2,744,600
Options written	121,542
Securities sold short	(1,989,840)

Net realized gain (loss)	51,685,446

Change in unrealized appreciation (depreciation) on:
Securities	(830,043)
Futures	(1,895,290)
Foreign currency translations	(1,758,979)
Options written	35,337
Securities sold short	426,887

Net change in unrealized appreciation (depreciation)	(4,022,088)

NET REALIZED AND UNREALIZED GAIN (LOSS)	47,663,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,702,641

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,039,283	$92,270,843
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	51,685,446	137,609,064
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(4,022,088)	(1,508,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,702,641	228,371,112

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(411,518)	(45,312,788)
Class B	(15,097,031)	(36,855,362)
Class K†	(5,380,959)	(21,089,996)

	(20,889,508)	(103,258,146)

Distributions from net realized capital gains
Class A	—	(1,447,943)
Class B	—	(52,039,080)
Class K†	—	(45,400,907)

	—	(98,887,930)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(20,889,508)	(202,146,076)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 263,437 and 12,609,194 shares, respectively ]	2,781,698	133,644,216
Capital shares issued in reinvestment of dividends and distributions [ 38,975 and 4,428,898 shares, respectively ]	411,518	46,760,731
Capital shares repurchased [ (339,700) and (282,658,898) shares, respectively ]	(3,589,568)	(3,049,768,983	)(z)

Total Class A transactions	(396,352)	(2,869,364,036)

Class B
Capital shares sold [ 20,320,638 and 41,117,372 shares, respectively ]	215,410,070	440,799,703
Capital shares issued in reinvestment of dividends and distributions [ 1,427,096 and 8,459,118 shares, respectively ]	15,097,031	88,894,442
Capital shares repurchased [ (14,413,226) and (35,203,821) shares, respectively ]	(152,064,613)	(375,203,780)

Total Class B transactions	78,442,488	154,490,365

Class K†
Capital shares sold [ 2,234,660 and 230,130,596 shares, respectively ]	23,490,994	2,491,211,741	(z)
Capital shares issued in reinvestment of dividends and distributions [ 510,119 and 6,333,134 shares, respectively ]	5,380,959	66,490,903
Capital shares repurchased [ (94,197,446) and (109,478,605) shares, respectively ]	(987,567,043)	(1,182,724,100)

Total Class K transactions	(958,695,090)	1,374,978,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(880,648,954)	(1,339,895,127)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(831,835,821)	(1,313,670,091)
NET ASSETS:
Beginning of period	2,901,336,785	4,215,006,876

End of period (a)	$2,069,500,964	$2,901,336,785

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,114,162	$(35,613)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Core Bond Portfolio exchanged approximately 228,045,315 Class A shares for approximately 228,045,315 Class K shares. This exchange amounted to approximately $2,468,678,090.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.44	$10.48	$10.27	$9.86	$10.38	$10.21

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.24 (e)	0.30 (e)	0.36 (e)	0.46 (e)	0.47 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.23	0.39	0.37	0.46	(0.19)	0.17

Total from investment operations	0.34	0.63	0.67	0.82	0.27	0.64

Less distributions:
Dividends from net investment income	(0.10)	(0.30)	(0.32)	(0.38)	(0.52)	(0.47)
Distributions from net realized gains	—	(0.37)	(0.14)	(0.03)	(0.27)	—

Total dividends and distributions	(0.10)	(0.67)	(0.46)	(0.41)	(0.79)	(0.47)

Net asset value, end of period	$10.68	$10.44	$10.48	$10.27	$9.86	$10.38

Total return (b)	3.29%	6.10%	6.60%	8.44%	2.55%	6.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,349	$41,783	$2,826,132	$2,796,284	$2,481,594	$2,088,488
Ratio of expenses to average net assets:
After waivers (a)	0.98%	0.69%	0.69%	0.71%	0.75%	0.71%
Before waivers (a)	0.98%	0.69%	0.69%	0.71%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.04%	2.28%	2.80%	3.51%	4.55%	4.62%
Before waivers (a)	2.04%	2.28%	2.80%	3.51%	4.54%	4.57%
Portfolio turnover rate	197%	384%	492%	623%	431%	475%

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class B		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.46	$10.50	$10.29	$9.88	$10.40	$10.20

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.23 (e)	0.27 (e)	0.33 (e)	0.44 (e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.23	0.37	0.38	0.47	(0.20)	0.18

Total from investment operations	0.34	0.60	0.65	0.80	0.24	0.62

Less distributions:
Dividends from net investment income	(0.10)	(0.27)	(0.30)	(0.36)	(0.49)	(0.42)
Distributions from net realized gains	—	(0.37)	(0.14)	(0.03)	(0.27)	—

Total dividends and distributions	(0.10)	(0.64)	(0.44)	(0.39)	(0.76)	(0.42)

Net asset value, end of period	$10.70	$10.46	$10.50	$10.29	$9.88	$10.40

Total return (b)	3.29%	5.83%	6.33%	8.16%	2.30%	6.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,647,595	$1,533,747	$1,388,875	$1,252,270	$912,195	$829,932
Ratio of expenses to average net assets:
After waivers (a)	0.98%	0.94%	0.94%	0.96%	1.00%	0.96%
Before waivers (a)	0.98%	0.94%	0.94%	0.96%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.04%	2.19%	2.55%	3.25%	4.29%	4.37%
Before waivers (a)	2.04%	2.19%	2.55%	3.25%	4.28%	4.32%
Portfolio turnover rate	197%	384%	492%	623%	431%	475%

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.44	$10.81

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.24	0.02

Total from investment operations	0.36	0.13

Less distributions:
Dividends from net investment income	(0.12)	(0.13)
Distributions from net realized gains	—	(0.37)

Total dividends and distributions	(0.12)	(0.50)

Net asset value, end of period	$10.68	$10.44

Total return (b)	3.42%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$379,558	$1,325,807
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.69%
Before waivers (a)	0.73%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.30%	2.78%
Before waivers (a)	2.30%	2.78%
Portfolio turnover rate	197%	384%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	15.0%
Consumer Discretionary	9.8
Health Care	9.1
Industrials	8.5
Consumer Staples	7.6
Information Technology	7.4
Energy	7.2
Materials	6.9
Telecommunication Services	3.6
Utilities	1.5
Exchange Traded Funds	0.9
Cash and Other	22.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,025.90	$6.55
Hypothetical (5% average return before expenses)	1,000.00	1,018.39	6.53
Class B
Actual	1,000.00	1,024.80	6.55
Hypothetical (5% average return before expenses)	1,000.00	1,018.39	6.53
Class K
Actual	1,000.00	1,027.10	5.30
Hypothetical (5% average return before expenses)	1,000.00	1,019.64	5.28

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.3%)
MercadoLibre, Inc.	24,483	$1,855,811

Australia (3.5%)
AGL Energy Ltd.	12,423	188,399
Alumina Ltd.	56,094	46,066
Amcor Ltd.	27,652	201,515
AMP Ltd.	65,402	259,693
APA Group	14,635	74,995
Asciano Ltd.	22,379	100,653
ASX Ltd.	4,017	123,227
Australia & New Zealand Banking Group Ltd.	61,343	1,392,553
Bendigo and Adelaide Bank Ltd.	8,965	68,337
BGP Holdings plc*†(b)	568,558	—
BHP Billiton Ltd.	124,077	4,044,483
BHP Billiton Ltd. (ADR)	59,400	3,878,820
Boral Ltd.	17,115	51,959
Brambles Ltd.	35,617	225,907
Caltex Australia Ltd.	3,108	43,419
Campbell Brothers Ltd.	1,549	86,779
Centro Retail Australia (REIT)	28,035	56,970
CFS Retail Property Trust Group (REIT)	55,267	109,915
Coca-Cola Amatil Ltd.	13,058	179,347
Cochlear Ltd.	1,307	88,518
Commonwealth Bank of Australia	36,199	1,981,040
Computershare Ltd.	10,205	78,012
Crown Ltd.	9,198	80,346
CSL Ltd.	11,895	482,442
Dexus Property Group (REIT)	105,478	100,890
Echo Entertainment Group Ltd.	17,075	74,904
Fairfax Media Ltd.	51,501	29,486
Fortescue Metals Group Ltd.	32,122	164,166
Goodman Group (REIT)	35,483	134,496
GPT Group (REIT)	33,209	112,335
Harvey Norman Holdings Ltd.	11,472	23,105
Iluka Resources Ltd.	9,602	112,517
Incitec Pivot Ltd.	37,364	110,146
Insurance Australia Group Ltd.	47,659	170,788
Leighton Holdings Ltd.	3,486	58,763
Lend Lease Group	12,466	92,533
Lynas Corp., Ltd.*	37,247	32,933
Macquarie Group Ltd.	7,589	204,329
Metcash Ltd.	17,716	61,322
Mirvac Group (REIT)	78,406	102,681
National Australia Bank Ltd.	51,254	1,244,724
Newcrest Mining Ltd.	17,507	407,498
Orica Ltd.	8,364	212,889
Origin Energy Ltd.	24,881	312,965
OZ Minerals Ltd.	7,234	58,699
Qantas Airways Ltd.*	25,563	28,333
QBE Insurance Group Ltd.	26,516	365,581
QR National Ltd.	39,166	137,330
Ramsay Health Care Ltd.	3,018	70,103
Rio Tinto Ltd.	18,995	1,116,505
Santos Ltd.	21,639	237,648
Sonic Healthcare Ltd.	8,499	110,836
SP AusNet	40,261	42,034
Stockland Corp., Ltd. (REIT)	53,096	168,116
Suncorp Group Ltd.	29,480	246,035

Sydney Airport	8,605	$25,638
TABCORP Holdings Ltd.	16,397	49,410
Tatts Group Ltd.	30,781	82,976
Telstra Corp., Ltd.	99,752	377,997
Toll Holdings Ltd.	15,645	64,242
Transurban Group	30,084	175,408
Wesfarmers Ltd.	23,046	709,489
Westfield Group (REIT)	50,234	489,414
Westfield Retail Trust (REIT)	66,500	194,944
Westpac Banking Corp.	69,918	1,521,034
Whitehaven Coal Ltd.	10,494	45,160
Woodside Petroleum Ltd.	14,760	472,681
Woolworths Ltd.	28,092	772,655
WorleyParsons Ltd.	4,715	122,470

		25,291,603

Austria (0.8%)
Andritz AG	1,626	83,710
Conwert Immobilien Invest SE	54,594	599,123
Erste Group Bank AG*	81,332	1,546,233
Immofinanz AG*	21,378	68,052
OMV AG	3,379	106,078
Raiffeisen Bank International AG	1,127	36,912
Schoeller-Bleckmann Oilfield Equipment AG	41,500	3,351,375
Telekom Austria AG	7,631	75,008
Verbund AG	1,569	35,918
Vienna Insurance Group AG Wiener Versicherung Gruppe	886	35,795
Voestalpine AG	2,524	66,920

		6,005,124

Belgium (1.0%)
Ageas	53,596	106,162
Anheuser-Busch InBev N.V.	79,280	6,163,448
Belgacom S.A.	3,491	99,186
Colruyt S.A.	1,742	77,626
Delhaize Group S.A.	2,339	85,669
Groupe Bruxelles Lambert S.A.	1,850	125,726
KBC Groep N.V.	3,702	78,589
Mobistar S.A.	694	23,735
Solvay S.A.	1,359	134,450
Telenet Group Holding N.V.	1,247	54,471
UCB S.A.	2,523	127,315
Umicore S.A.	2,614	120,839

		7,197,216

Bermuda (0.6%)
Everest Reinsurance Group Ltd.	38,000	3,932,620
Seadrill Ltd.	8,062	287,814

		4,220,434

Brazil (1.6%)
Amil Participacoes S.A.	452,100	4,434,339
Banco Bradesco S.A. (ADR)	142,300	2,116,001
Banco do Brasil S.A.	225,100	2,179,833
BR Malls Participacoes S.A.	147,200	1,667,314
Petroleo Brasileiro S.A. (ADR)	63,100	1,184,387

		11,581,874

Canada (0.7%)
Canadian National Railway Co.	27,111	2,287,626

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Imax Corp.*	34,420	$827,113
Rogers Communications, Inc., Class B	52,700	1,908,267

		5,023,006

Cayman Islands (0.0%)
Veripos, Inc.*†	645	203

China (2.9%)
Anhui Conch Cement Co., Ltd., Class H	866,500	2,376,731
Baidu, Inc. (ADR)*	27,290	3,137,804
China Construction Bank Corp., Class H	999,000	688,784
China Oilfield Services Ltd., Class H	1,697,500	2,460,123
China Shipping Container Lines Co., Ltd., Class H*	6,579,000	1,597,605
CNOOC Ltd.	930,100	1,876,281
Industrial & Commercial Bank of China Ltd., Class H	3,749,135	2,096,423
Mindray Medical International Ltd. (ADR)	93,700	2,838,173
Ping An Insurance Group Co. of China Ltd., Class H	78,500	633,470
Weichai Power Co., Ltd., Class H*	735,900	2,943,160
Yangzijiang Shipbuilding Holdings Ltd.	44,182	35,449

		20,684,003

Colombia (0.6%)
Bancolombia S.A. (ADR)	53,300	3,296,072
Pacific Rubiales Energy Corp.	38,568	816,743

		4,112,815

Czech Republic (0.2%)
Komercni Banka A/S	9,300	1,615,853

Denmark (0.7%)
A. P. Moller - Maersk A/S, Class A	13	81,241
A. P. Moller - Maersk A/S, Class B	30	197,426
Carlsberg A/S, Class B	2,452	193,211
Coloplast A/S, Class B	523	94,000
Danske Bank A/S*	14,946	208,243
DSV A/S	4,360	86,512
Novo Nordisk A/S, Class B	27,172	3,931,002
Novozymes A/S, Class B	5,597	145,073
TDC A/S	11,367	79,011
Tryg A/S	566	31,779
William Demant Holding A/S*	578	51,945

		5,099,443

Finland (0.2%)
Elisa Oyj	3,255	65,536
Fortum Oyj	10,179	193,405
Kesko Oyj, Class B	1,464	38,271
Kone Oyj, Class B	3,568	216,062
Metso Oyj	2,932	101,513
Neste Oil Oyj	2,958	33,330
Nokia Oyj	85,801	176,754

Nokian Renkaat Oyj	2,545	$97,001
Orion Oyj, Class B	2,088	39,610
Pohjola Bank plc, Class A	3,184	37,184
Sampo Oyj, Class A	9,603	249,627
Stora Enso Oyj, Class R	12,657	78,118
UPM-Kymmene Oyj	12,041	136,469
Wartsila Oyj	3,844	126,360

		1,589,240

France (4.7%)
Accor S.A.	28,489	896,968
Aeroports de Paris S.A.	683	51,610
Air Liquide S.A.	7,421	849,042
Alcatel-Lucent S.A.*	53,249	88,470
Alstom S.A.	4,726	150,113
Arkema S.A.	1,419	92,976
AtoS	1,248	74,734
AXA S.A.‡	40,486	541,873
BNP Paribas S.A.	35,944	1,387,575
Bouygues S.A.	4,333	116,766
Bureau Veritas S.A.	1,254	111,469
Cap Gemini S.A.	3,394	125,117
Carrefour S.A.	13,231	244,481
Casino Guichard Perrachon S.A.	1,269	111,425
Christian Dior S.A.	1,250	172,151
Cie de Saint-Gobain S.A.	9,200	340,441
Cie Generale de Geophysique-Veritas*	3,138	81,079
Cie Generale des Etablissements Michelin	4,124	269,729
Cie Generale d’Optique Essilor International S.A.	4,657	432,608
CNP Assurances S.A.*	3,421	41,798
Credit Agricole S.A.*	22,936	101,244
Danone S.A.	13,234	821,598
Dassault Systemes S.A.	1,400	131,519
Edenred	3,887	110,296
EDF S.A.	5,514	122,762
Eurazeo S.A.	689	26,562
Eutelsat Communications S.A.	3,031	93,194
Fonciere des Regions (REIT)	570	41,066
France Telecom S.A.	42,460	558,759
GDF Suez S.A.	28,370	676,878
Gecina S.A. (REIT)	505	45,186
Groupe Eurotunnel S.A. (Registered)	12,861	104,581
ICADE (REIT)	538	40,813
Iliad S.A.	524	75,816
Imerys S.A.	9,042	461,756
J.C. Decaux S.A.	1,534	33,849
Klepierre S.A. (REIT)	2,178	71,770
Lafarge S.A.	22,231	994,954
Lagardere S.C.A.	2,711	75,687
Legrand S.A.	5,446	185,219
L’Oreal S.A.	5,505	644,873
LVMH Moet Hennessy Louis Vuitton S.A.	11,980	1,825,972
Natixis S.A.	21,265	57,544
Pernod-Ricard S.A.	32,291	3,454,379
Peugeot S.A.*	5,302	52,432
PPR S.A.	8,163	1,165,674
Publicis Groupe S.A.	3,349	153,155

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Remy Cointreau S.A.	490	$53,684
Renault S.A.	4,405	176,623
Rexel S.A.	2,344	40,014
Safran S.A.	5,243	194,609
Sanofi S.A.	43,325	3,285,382
Schneider Electric S.A.	53,726	2,993,545
SCOR SE	3,746	90,887
Societe BIC S.A.	657	67,875
Societe Generale S.A.*	65,529	1,544,986
Sodexo S.A.	2,161	168,382
Suez Environnement Co. S.A.	6,444	69,367
Technip S.A.	11,454	1,195,283
Thales S.A.	2,092	69,227
Total S.A.	86,318	3,895,459
Unibail-Rodamco S.A. (REIT)	2,103	387,995
Vallourec S.A.	2,368	97,189
Veolia Environnement S.A.	7,751	98,083
Vinci S.A.	10,383	485,959
Vivendi S.A.	29,515	548,703
Wendel S.A.	756	55,938
Zodiac Aerospace	760	77,332

		33,904,485

Germany (4.5%)
Adidas AG	33,258	2,385,359
Allianz SE (Registered)	17,694	1,779,218
Axel Springer AG	912	39,217
BASF SE	21,026	1,461,069
Bayer AG (Registered)	35,152	2,534,764
Bayerische Motoren Werke (BMW) AG	36,603	2,652,178
Bayerische Motoren Werke (BMW) AG (Preference)	1,199	59,151
Beiersdorf AG	2,311	149,945
Brenntag AG	1,063	117,598
Celesio AG	1,963	32,054
Commerzbank AG*	83,369	141,618
Continental AG	1,834	152,881
Daimler AG (Registered)	20,751	933,254
Deutsche Bank AG (Registered)	21,282	773,458
Deutsche Boerse AG	4,468	241,148
Deutsche Lufthansa AG (Registered)	5,263	60,920
Deutsche Post AG (Registered)	19,385	343,330
Deutsche Telekom AG (Registered)	64,316	705,563
E.ON AG	41,234	888,199
Fraport AG	845	45,496
Fresenius Medical Care AG & Co. KGaA	14,295	1,011,824
Fresenius SE & Co. KGaA	2,841	294,598
GEA Group AG	4,006	106,369
Hannover Rueckversicherung AG (Registered)	1,384	82,179
HeidelbergCement AG	3,224	154,772
Henkel AG & Co. KGaA	2,978	165,030
Henkel AG & Co. KGaA (Preference)	15,942	1,058,736
Hochtief AG*	710	34,385
Hugo Boss AG	453	44,807
Infineon Technologies AG	24,904	168,860
K+S AG (Registered)	3,949	180,179

Kabel Deutschland Holding AG*	41,674	$2,593,489
Lanxess AG	1,908	120,354
Linde AG	9,380	1,461,011
MAN SE	970	99,136
Merck KGaA	1,482	147,892
Metro AG	2,976	86,812
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,107	579,456
Porsche Automobil Holding SE (Preference)	3,509	174,733
ProSiebenSat.1 Media AG (Preference)	1,907	42,570
RWE AG	11,208	458,171
RWE AG (Preference)	900	33,320
Salzgitter AG	899	36,956
SAP AG	43,585	2,573,849
Siemens AG (Registered)	29,067	2,443,306
Suedzucker AG	1,525	53,945
Symrise AG	9,642	292,898
ThyssenKrupp AG	8,845	144,097
United Internet AG (Registered)	2,093	35,930
Volkswagen AG	677	102,141
Volkswagen AG (Preference)	9,414	1,492,567
Wacker Chemie AG	361	24,813

		31,795,605

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	4,629	82,120
OPAP S.A.	5,158	32,459

		114,579

Hong Kong (2.6%)
AIA Group Ltd.	752,927	2,596,052
ASM Pacific Technology Ltd.	4,600	58,660
Bank of East Asia Ltd.	31,047	111,810
Belle International Holdings Ltd.	823,000	1,407,717
BOC Hong Kong Holdings Ltd.	85,000	261,039
Cathay Pacific Airways Ltd.	27,000	43,674
Cheung Kong Holdings Ltd.	100,000	1,234,425
Cheung Kong Infrastructure Holdings Ltd.	11,000	66,265
China Unicom Hong Kong Ltd.	2,070,000	2,600,615
CLP Holdings Ltd.	41,500	352,977
First Pacific Co., Ltd.	48,000	49,885
Foxconn International Holdings Ltd.*	50,424	18,392
Galaxy Entertainment Group Ltd.*	33,000	82,890
Hang Lung Group Ltd.	20,000	123,261
Hang Lung Properties Ltd.	883,000	3,005,761
Hang Seng Bank Ltd.	17,500	239,831
Henderson Land Development Co., Ltd.	22,000	122,227
Hong Kong & China Gas Co., Ltd.	119,922	254,748
Hong Kong Exchanges and Clearing Ltd.	23,500	337,107
Hopewell Holdings Ltd.	13,000	37,189
Hutchison Whampoa Ltd.	49,000	423,795
Hysan Development Co., Ltd.	14,448	54,954
Kerry Properties Ltd.	16,500	70,702

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Li & Fung Ltd.	130,000	$252,258
Lifestyle International Holdings Ltd.	11,500	25,312
Link REIT (REIT)	51,813	211,834
MGM China Holdings Ltd.	20,800	31,991
MTR Corp., Ltd.	33,089	113,238
New World Development Co., Ltd.	84,212	99,420
Noble Group Ltd.	88,454	78,975
NWS Holdings Ltd.	31,653	46,090
Orient Overseas International Ltd.	601,700	2,948,509
PCCW Ltd.	85,974	31,585
Power Assets Holdings Ltd.	32,000	240,268
Shangri-La Asia Ltd.	35,166	67,444
Sino Land Co., Ltd.	67,910	103,085
SJM Holdings Ltd.	43,000	80,231
Sun Hung Kai Properties Ltd.	36,000	427,187
Swire Pacific Ltd., Class A	15,500	180,799
Wharf Holdings Ltd.	35,000	194,585
Wheelock & Co., Ltd.	21,000	79,795
Wing Hang Bank Ltd.	4,000	38,765
Yue Yuen Industrial Holdings Ltd.	17,000	53,514

		18,858,861

India (0.7%)
ICICI Bank Ltd. (ADR)	53,900	1,746,899
Yes Bank Ltd.*	482,000	2,952,519

		4,699,418

Indonesia (0.0%)
PT Astra International Tbk	347,500	254,101

Ireland (2.1%)
Accenture plc, Class A	38,704	2,325,723
CRH plc	16,406	318,367
Elan Corp. plc*	20,470	298,399
Experian plc	23,020	325,184
ICON plc (ADR)*	130,800	2,946,924
James Hardie Industries SE (CDI)	10,005	81,949
Kerry Group plc, Class A	3,431	149,861
Shire plc	253,053	7,272,921
WPP plc	113,650	1,381,337

		15,100,665

Israel (0.8%)
Bank Hapoalim B.M.	24,326	75,371
Bank Leumi Le-Israel B.M.*	28,761	70,130
Bezeq Israeli Telecommunication Corp., Ltd.	41,764	44,192
Ceragon Networks Ltd.*	127,300	1,090,961
Check Point Software Technologies Ltd.*	47,158	2,338,565
Delek Group Ltd.	117	17,280
Elbit Systems Ltd.	540	18,686
Israel Chemicals Ltd.	10,216	112,783
Israel Corp., Ltd.	49	27,587
Mizrahi Tefahot Bank Ltd.*	2,711	21,119
NICE Systems Ltd.*	1,330	48,554
Teva Pharmaceutical Industries Ltd.	21,573	850,321

Teva Pharmaceutical Industries Ltd. (ADR)	18,755	$739,697

		5,455,246

Italy (0.7%)
Assicurazioni Generali S.p.A.	26,749	363,000
Atlantia S.p.A.	7,593	96,979
Autogrill S.p.A.	2,383	21,641
Banca Monte dei Paschi di Siena S.p.A.*	155,412	38,989
Banco Popolare S.c.a.r.l.*	40,580	54,549
Enel Green Power S.p.A.	40,220	63,767
Enel S.p.A.	150,744	486,463
Eni S.p.A.	55,020	1,174,202
Exor S.p.A.	1,372	29,546
Fiat Industrial S.p.A.	19,612	193,265
Fiat S.p.A.*	20,080	101,606
Finmeccanica S.p.A.*	9,332	37,738
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	21,562	24,688
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	448,961	642,152
Luxottica Group S.p.A.	2,683	94,076
Mediaset S.p.A.	16,363	28,628
Mediobanca S.p.A.	11,892	52,662
Pirelli & C. S.p.A.	5,244	55,317
Prysmian S.p.A.	4,678	69,970
Saipem S.p.A.	6,066	270,153
Snam S.p.A.	36,843	164,246
Telecom Italia S.p.A.	215,255	212,120
Telecom Italia S.p.A. (RNC)	138,282	111,234
Terna Rete Elettrica Nazionale S.p.A.	29,974	108,000
UniCredit S.p.A.*	92,799	351,640
Unione di Banche Italiane S.c.p.A.	19,693	64,637

		4,911,268

Japan (12.3%)
ABC-Mart, Inc.	600	22,424
Advantest Corp.	3,400	53,170
Aeon Co., Ltd.	13,800	172,017
Aeon Credit Service Co., Ltd.	1,800	33,378
Aeon Mall Co., Ltd.	1,700	36,160
Air Water, Inc.	3,000	36,287
Aisin Seiki Co., Ltd.	4,400	146,420
Ajinomoto Co., Inc.	15,000	208,529
Alfresa Holdings Corp.	1,000	53,003
All Nippon Airways Co., Ltd.	19,000	53,883
Amada Co., Ltd.	8,000	47,451
Aozora Bank Ltd.	13,000	31,028
Asahi Glass Co., Ltd.	23,000	154,811
Asahi Group Holdings Ltd.	8,900	191,150
Asahi Kasei Corp.	29,000	157,327
Asics Corp.	3,200	40,658
Astellas Pharma, Inc.	10,200	445,535
Bank of Kyoto Ltd.	7,000	53,022
Bank of Yokohama Ltd.	28,000	132,249
Benesse Holdings, Inc.	1,600	71,533
Bridgestone Corp.	14,900	341,773
Brother Industries Ltd.	5,400	61,801
Canon, Inc.	109,700	4,392,691

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Casio Computer Co., Ltd.	5,200	$34,096
Central Japan Railway Co.	34	268,703
Chiba Bank Ltd.	17,000	102,102
Chiyoda Corp.	4,000	49,004
Chubu Electric Power Co., Inc.	14,800	240,290
Chugai Pharmaceutical Co., Ltd.	5,100	96,554
Chugoku Bank Ltd.	4,000	52,120
Chugoku Electric Power Co., Inc.	6,800	111,959
Citizen Holdings Co., Ltd.	6,100	35,805
Coca-Cola West Co., Ltd.	1,500	26,156
Cosmo Oil Co., Ltd.	12,000	30,516
Credit Saison Co., Ltd.	3,500	77,666
Dai Nippon Printing Co., Ltd.	13,000	101,786
Daicel Corp.	7,000	42,991
Daido Steel Co., Ltd.	6,000	37,366
Daihatsu Motor Co., Ltd.	4,000	70,073
Dai-ichi Life Insurance Co., Ltd.	195	225,887
Daiichi Sankyo Co., Ltd.	15,400	259,290
Daikin Industries Ltd.	18,500	519,442
Dainippon Sumitomo Pharma Co., Ltd.	3,700	37,739
Daito Trust Construction Co., Ltd.	1,700	161,264
Daiwa House Industry Co., Ltd.	12,000	170,360
Daiwa Securities Group, Inc.	38,000	143,071
DeNA Co., Ltd.	2,300	61,053
Denki Kagaku Kogyo KK	10,000	34,902
Denso Corp.	115,400	3,929,252
Dentsu, Inc.	4,183	123,744
East Japan Railway Co.	14,205	891,848
Eisai Co., Ltd.	5,800	254,643
Electric Power Development Co., Ltd.	2,700	70,810
FamilyMart Co., Ltd.	1,300	59,523
FANUC Corp.	24,400	4,008,853
Fast Retailing Co., Ltd.	1,200	240,897
Fuji Electric Co., Ltd.	13,000	31,751
Fuji Heavy Industries Ltd.	13,000	104,935
Fujifilm Holdings Corp.	10,600	200,397
Fujitsu Ltd.	43,000	206,043
Fukuoka Financial Group, Inc.	18,000	70,336
Furukawa Electric Co., Ltd.	14,000	33,171
Gree, Inc.	2,100	42,200
GS Yuasa Corp.	8,000	36,566
Gunma Bank Ltd.	9,000	42,573
Hachijuni Bank Ltd.	10,000	52,027
Hakuhodo DY Holdings, Inc.	500	33,106
Hamamatsu Photonics KK	1,600	54,179
Hankyu Hanshin Holdings, Inc.	26,000	131,295
Hino Motors Ltd.	6,000	43,360
Hirose Electric Co., Ltd.	700	69,211
Hisamitsu Pharmaceutical Co., Inc.	1,400	68,954
Hitachi Chemical Co., Ltd.	2,400	37,610
Hitachi Construction Machinery Co., Ltd.	2,400	45,182
Hitachi High-Technologies Corp.	1,400	34,500
Hitachi Ltd.	583,000	3,585,521
Hitachi Metals Ltd.	4,000	47,655
Hokkaido Electric Power Co., Inc.	4,200	54,284
Hokuriku Electric Power Co.	3,900	60,696
Honda Motor Co., Ltd.	161,700	5,632,760

Hoya Corp.	66,900	$1,474,064
Ibiden Co., Ltd.	2,700	48,761
Idemitsu Kosan Co., Ltd.	500	44,712
IHI Corp.	30,000	64,027
INPEX Corp.	50	280,316
Isetan Mitsukoshi Holdings Ltd.	8,200	86,982
Isuzu Motors Ltd.	27,000	144,350
ITOCHU Corp.	34,500	362,031
ITOCHU Techno-Solutions Corp.	600	29,027
Iyo Bank Ltd.	6,000	47,885
J. Front Retailing Co., Ltd.	11,000	55,267
Japan Petroleum Exploration Co.	700	26,652
Japan Prime Realty Investment Corp. (REIT)	16	45,071
Japan Real Estate Investment Corp. (REIT)	12	110,324
Japan Retail Fund Investment Corp. (REIT)	43	68,183
Japan Steel Works Ltd.	7,000	38,633
Japan Tobacco, Inc.	54,600	1,617,992
JFE Holdings, Inc.	10,600	177,243
JGC Corp.	5,000	144,716
Joyo Bank Ltd.	15,000	68,291
JS Group Corp.	6,100	129,048
JSR Corp.	4,100	71,127
JTEKT Corp.	4,900	50,612
Jupiter Telecommunications Co., Ltd.	48	48,999
JX Holdings, Inc.	51,444	264,267
Kajima Corp.	19,000	55,748
Kamigumi Co., Ltd.	5,000	39,909
Kaneka Corp.	6,000	33,196
Kansai Electric Power Co., Inc.	17,200	206,050
Kansai Paint Co., Ltd.	5,000	53,541
Kao Corp.	12,100	333,718
Kawasaki Heavy Industries Ltd.	33,000	90,289
Kawasaki Kisen Kaisha Ltd.*	15,000	29,691
KDDI Corp.	62	399,921
Keikyu Corp.	11,000	100,089
Keio Corp.	13,000	94,249
Keisei Electric Railway Co., Ltd.	6,000	50,665
Keyence Corp.	1,030	254,738
Kikkoman Corp.	4,000	49,467
Kinden Corp.	3,000	19,696
Kintetsu Corp.	37,000	147,540
Kirin Holdings Co., Ltd.	20,000	235,715
Kobe Steel Ltd.	57,000	68,471
Koito Manufacturing Co., Ltd.	2,000	28,009
Komatsu Ltd.	54,300	1,301,461
Konami Corp.	2,300	52,239
Konica Minolta Holdings, Inc.	11,000	86,688
Kubota Corp.	107,000	987,476
Kuraray Co., Ltd.	7,900	102,262
Kurita Water Industries Ltd.	2,600	60,116
Kyocera Corp.	3,500	302,215
Kyowa Hakko Kirin Co., Ltd.	6,000	61,646
Kyushu Electric Power Co., Inc.	9,800	116,257
Lawson, Inc.	1,400	97,948
Mabuchi Motor Co., Ltd.	500	19,925
Makita Corp.	19,200	675,044
Marubeni Corp.	227,000	1,510,854
Marui Group Co., Ltd.	4,900	37,397

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Maruichi Steel Tube Ltd.	1,200	$25,817
Mazda Motor Corp.*	60,000	81,442
McDonald’s Holdings Co. Japan Ltd.	1,500	42,205
Medipal Holdings Corp.	3,400	48,108
MEIJI Holdings Co., Ltd.	1,382	63,442
Miraca Holdings, Inc.	1,200	49,896
Mitsubishi Chemical Holdings Corp.	31,000	136,527
Mitsubishi Corp.	78,800	1,591,256
Mitsubishi Electric Corp.	44,000	366,720
Mitsubishi Estate Co., Ltd.	29,000	520,235
Mitsubishi Gas Chemical Co., Inc.	9,000	51,151
Mitsubishi Heavy Industries Ltd.	70,000	284,237
Mitsubishi Logistics Corp.	3,000	31,663
Mitsubishi Materials Corp.	26,000	75,273
Mitsubishi Motors Corp.*	89,000	89,556
Mitsubishi Tanabe Pharma Corp.	5,200	74,718
Mitsubishi UFJ Financial Group, Inc.	291,600	1,395,537
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,340	55,828
Mitsui & Co., Ltd.	39,800	590,502
Mitsui Chemicals, Inc.	19,000	47,611
Mitsui Fudosan Co., Ltd.	19,000	368,577
Mitsui O.S.K. Lines Ltd.	25,000	90,052
Mizuho Financial Group, Inc.	522,550	884,590
MS&AD Insurance Group Holdings, Inc.	11,638	203,705
Murata Manufacturing Co., Ltd.	16,200	849,824
Nabtesco Corp.	2,200	48,914
Namco Bandai Holdings, Inc.	4,100	56,356
NEC Corp.*	60,000	93,128
Nexon Co., Ltd.*	2,400	46,952
NGK Insulators Ltd.	6,000	66,223
NGK Spark Plug Co., Ltd.	4,000	52,812
NHK Spring Co., Ltd.	3,700	39,840
Nidec Corp.	12,100	917,598
Nikon Corp.	7,800	236,959
Nintendo Co., Ltd.	2,400	280,042
Nippon Building Fund, Inc. (REIT)	14	135,562
Nippon Electric Glass Co., Ltd.	9,000	53,529
Nippon Express Co., Ltd.	20,000	82,562
Nippon Meat Packers, Inc.	4,000	52,972
Nippon Paper Group, Inc.	2,368	37,592
Nippon Steel Corp.	969,000	2,195,727
Nippon Telegraph & Telephone Corp.	9,992	464,250
Nippon Yusen KK	37,000	98,264
Nishi-Nippon City Bank Ltd.	16,000	38,989
Nissan Motor Co., Ltd.	56,900	538,883
Nisshin Seifun Group, Inc.	4,500	52,676
Nisshin Steel Co., Ltd.	15,000	21,060
Nissin Foods Holdings Co., Ltd.	1,300	49,531
Nitori Holdings Co., Ltd.	800	75,754
Nitto Denko Corp.	3,800	162,071
NKSJ Holdings, Inc.	8,523	181,655
NOK Corp.	2,300	48,978
Nomura Holdings, Inc.	83,200	310,714
Nomura Real Estate Holdings, Inc.	2,100	38,451

Nomura Real Estate Office Fund, Inc. (REIT)	6	$33,877
Nomura Research Institute Ltd.	2,300	50,693
NSK Ltd.	10,000	64,559
NTN Corp.	10,000	31,403
NTT Data Corp.	29	89,047
NTT DoCoMo, Inc.	350	582,462
NTT Urban Development Corp.	29	23,433
Obayashi Corp.	15,000	65,728
Odakyu Electric Railway Co., Ltd.	14,000	139,289
OJI Paper Co., Ltd.	18,000	69,118
Olympus Corp.*	5,000	81,094
Omron Corp.	29,400	620,764
Ono Pharmaceutical Co., Ltd.	1,900	119,508
Oracle Corp. Japan	900	38,735
Oriental Land Co., Ltd.	1,100	125,803
ORIX Corp.	2,400	223,388
Osaka Gas Co., Ltd.	43,000	180,238
Otsuka Corp.	300	25,737
Otsuka Holdings Co., Ltd.	8,300	254,315
Panasonic Corp.	50,600	411,559
Rakuten, Inc.	246,700	2,554,779
Resona Holdings, Inc.	43,257	178,538
Ricoh Co., Ltd.	15,000	126,626
Rinnai Corp.	700	48,228
Rohm Co., Ltd.	2,200	84,623
Sankyo Co., Ltd.	1,100	53,669
Sanrio Co., Ltd.	1,000	36,448
Santen Pharmaceutical Co., Ltd.	1,700	69,721
SBI Holdings, Inc.	533	39,527
Secom Co., Ltd.	74,900	3,438,136
Sega Sammy Holdings, Inc.	4,600	93,558
Seiko Epson Corp.	2,800	28,382
Sekisui Chemical Co., Ltd.	10,000	93,122
Sekisui House Ltd.	12,000	113,256
Seven & I Holdings Co., Ltd.	17,300	521,272
Seven Bank Ltd.	11,300	28,997
Sharp Corp.	23,000	116,754
Shikoku Electric Power Co., Inc.	3,900	82,813
Shimadzu Corp.	5,000	43,145
Shimamura Co., Ltd.	500	57,836
Shimano, Inc.	1,700	111,197
Shimizu Corp.	13,000	45,122
Shin-Etsu Chemical Co., Ltd.	23,800	1,309,394
Shinsei Bank Ltd.	35,000	42,466
Shionogi & Co., Ltd.	6,900	93,830
Shiseido Co., Ltd.	8,300	130,853
Shizuoka Bank Ltd.	13,000	133,676
Showa Denko KK	33,000	64,133
Showa Shell Sekiyu KK	4,400	26,947
SMC Corp.	5,900	1,021,142
Softbank Corp.	20,300	754,736
Sojitz Corp.	28,800	47,653
Sony Corp.	23,000	327,304
Sony Financial Holdings, Inc.	4,000	65,430
Square Enix Holdings Co., Ltd.	1,400	22,075
Stanley Electric Co., Ltd.	3,100	47,852
Sumco Corp.*	2,700	24,503
Sumitomo Chemical Co., Ltd.	34,000	104,561
Sumitomo Corp.	77,400	1,082,865
Sumitomo Electric Industries Ltd.	17,300	215,089

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Heavy Industries Ltd.	13,000	$58,371
Sumitomo Metal Industries Ltd.	77,000	126,753
Sumitomo Metal Mining Co., Ltd.	12,000	135,065
Sumitomo Mitsui Financial Group, Inc.	30,784	1,015,529
Sumitomo Mitsui Trust Holdings, Inc.	71,070	212,321
Sumitomo Realty & Development Co., Ltd.	64,000	1,574,708
Sumitomo Rubber Industries Ltd.	3,700	48,205
Suruga Bank Ltd.	4,000	40,968
Suzuken Co., Ltd.	1,600	53,965
Suzuki Motor Corp.	8,400	172,182
Sysmex Corp.	1,700	67,185
T&D Holdings, Inc.	13,300	141,850
Taiheiyo Cement Corp.	25,000	57,364
Taisei Corp.	23,000	61,615
Taisho Pharmaceutical Holdings Co., Ltd.	800	67,631
Taiyo Nippon Sanso Corp.	6,000	35,054
Takashimaya Co., Ltd.	6,000	46,068
Takeda Pharmaceutical Co., Ltd.	18,100	821,367
TDK Corp.	2,800	113,649
Teijin Ltd.	21,000	63,894
Terumo Corp.	3,500	143,792
THK Co., Ltd.	2,700	51,144
Tobu Railway Co., Ltd.	23,000	121,154
Toho Co., Ltd.	2,700	46,638
Toho Gas Co., Ltd.	9,000	55,897
Tohoku Electric Power Co., Inc.*	10,400	104,487
Tokio Marine Holdings, Inc.	16,600	417,388
Tokyo Electric Power Co., Inc.*	33,200	64,170
Tokyo Electron Ltd.	3,900	182,389
Tokyo Gas Co., Ltd.	56,000	285,996
Tokyu Corp.	26,000	122,381
Tokyu Land Corp.	9,000	44,677
TonenGeneral Sekiyu KK	6,000	53,257
Toppan Printing Co., Ltd.	13,000	86,907
Toray Industries, Inc.	34,000	231,889
Toshiba Corp.	92,000	349,169
Tosoh Corp.	12,000	32,586
TOTO Ltd.	6,000	44,807
Toyo Seikan Kaisha Ltd.	3,500	42,406
Toyo Suisan Kaisha Ltd.	2,000	53,389
Toyoda Gosei Co., Ltd.	1,400	32,187
Toyota Boshoku Corp.	1,400	16,990
Toyota Industries Corp.	3,700	105,711
Toyota Motor Corp.	95,100	3,833,061
Toyota Tsusho Corp.	4,900	93,462
Trend Micro, Inc.	2,400	70,858
Tsumura & Co.	1,300	34,400
Ube Industries Ltd.	23,000	53,382
Unicharm Corp.	2,600	148,114
Ushio, Inc.	2,200	27,201
USS Co., Ltd.	500	54,009
West Japan Railway Co.	3,900	160,635
Yahoo! Japan Corp.	1,516	490,619
Yakult Honsha Co., Ltd.	2,200	86,129
Yamada Denki Co., Ltd.	2,000	102,081
Yamaguchi Financial Group, Inc.	5,000	44,072
Yamaha Corp.	3,600	37,045
Yamaha Motor Co., Ltd.	6,400	61,058

Yamato Holdings Co., Ltd.	8,600	$138,465
Yamato Kogyo Co., Ltd.	900	25,078
Yamazaki Baking Co., Ltd.	3,000	39,283
Yaskawa Electric Corp.	5,000	37,945
Yokogawa Electric Corp.	4,600	47,480

		87,820,243

Luxembourg (0.5%)
ArcelorMittal S.A.	21,453	331,408
Millicom International Cellular S.A. (SDR)	34,266	3,232,923
SES S.A. (FDR)	6,489	153,447
Tenaris S.A.	10,822	189,212

		3,906,990

Macau (0.1%)
Sands China Ltd.	199,733	639,815
Wynn Macau Ltd.	35,600	83,710

		723,525

Mexico (0.3%)
America Movil S.A.B. de C.V. (ADR)	18,078	471,113
Fresnillo plc	4,115	94,439
Wal-Mart de Mexico S.A.B. de C.V.	469,600	1,256,402

		1,821,954

Netherlands (4.6%)
Aegon N.V.	39,394	183,501
Akzo Nobel N.V.	12,001	564,527
ASML Holding N.V.	49,320	2,513,216
Core Laboratories N.V.	49,500	5,737,050
Corio N.V. (REIT)	1,484	65,365
D.E Master Blenders 1753 N.V.*	13,679	154,239
Delta Lloyd N.V.	2,178	30,243
European Aeronautic Defence and Space Co. N.V.	9,405	333,526
Fugro N.V. (CVA)	1,588	96,494
Gemalto N.V.	1,780	128,011
Heineken Holding N.V.	2,313	103,525
Heineken N.V.	5,278	275,695
ING Groep N.V. (CVA)*	208,927	1,409,595
Koninklijke (Royal) KPN N.V.	153,091	1,465,910
Koninklijke Ahold N.V.	23,958	296,873
Koninklijke Boskalis Westminster N.V.	1,550	51,152
Koninklijke DSM N.V.	3,534	174,358
Koninklijke Philips Electronics N.V.	23,155	457,858
Koninklijke Vopak N.V.	1,613	103,436
LyondellBasell Industries N.V., Class A	71,924	2,896,380
QIAGEN N.V.*	5,375	89,754
Randstad Holding N.V.	2,747	81,124
Reed Elsevier N.V.	15,767	180,364
Royal Dutch Shell plc (BATS Europe Exchange), Class A	146,627	4,954,828
Royal Dutch Shell plc (Euro Comp Exchange), Class A	83,978	2,828,903
Royal Dutch Shell plc, Class B	60,925	2,126,294
SBM Offshore N.V.*	3,940	54,681

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Sensata Technologies Holding N.V.*	43,463	$1,163,939
TNT Express N.V.	7,481	87,512
Unilever N.V. (CVA)	37,294	1,248,246
Wolters Kluwer N.V.	6,920	110,163
Yandex N.V., Class A*	70,186	1,337,043
Ziggo N.V.*	52,603	1,681,789

		32,985,594

New Zealand (0.0%)
Auckland International Airport Ltd.	20,107	39,450
Contact Energy Ltd.*	7,698	29,804
Fletcher Building Ltd.	15,631	73,931
SKYCITY Entertainment Group Ltd.	13,294	36,297
Telecom Corp. of New Zealand Ltd.	44,192	84,863

		264,345

Norway (1.4%)
Aker Solutions ASA	3,613	51,443
DNB ASA	338,594	3,368,418
Gjensidige Forsikring ASA	4,387	51,040
Norsk Hydro ASA	478,565	2,159,872
Orkla ASA	17,698	128,460
Statoil ASA	25,555	611,072
Statoil ASA (ADR)	131,100	3,128,046
Telenor ASA	16,580	276,514
Yara International ASA	4,286	187,699

		9,962,564

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	49,610	33,878
EDP - Energias de Portugal S.A.	43,798	103,468
Galp Energia SGPS S.A., Class B	5,314	67,400
Jeronimo Martins SGPS S.A.	5,055	85,301
Portugal Telecom SGPS S.A. (Registered)	14,424	63,395

		353,442

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	42,000	71,709
CapitaLand Ltd.	59,000	127,364
CapitaMall Trust (REIT)	54,000	81,799
CapitaMalls Asia Ltd.	31,032	38,699
City Developments Ltd.	11,000	98,306
ComfortDelGro Corp., Ltd.	43,000	52,691
Cosco Corp., (Singapore) Ltd.	23,000	18,052
DBS Group Holdings Ltd.	42,000	463,596
Fraser and Neave Ltd.	21,000	117,031
Genting Singapore plc	139,677	156,752
Global Logistic Properties Ltd.*	46,000	76,633
Golden Agri-Resources Ltd.	153,576	82,099
Hutchison Port Holdings Trust, Class U	120,000	85,785
Jardine Cycle & Carriage Ltd.	2,000	73,791
Keppel Corp., Ltd.	32,800	268,766
Keppel Land Ltd.	16,000	41,124
Neptune Orient Lines Ltd.*	19,000	16,771

Olam International Ltd.	36,962	$53,787
Oversea-Chinese Banking Corp., Ltd.	59,525	415,835
SembCorp Industries Ltd.	23,000	94,031
SembCorp Marine Ltd.	19,000	72,547
Singapore Airlines Ltd.	12,000	98,649
Singapore Exchange Ltd.	20,000	100,401
Singapore Press Holdings Ltd.	37,000	114,250
Singapore Technologies Engineering Ltd.	35,000	86,371
Singapore Telecommunications Ltd.	183,000	478,515
StarHub Ltd.	14,000	37,960
United Overseas Bank Ltd.	29,000	430,956
UOL Group Ltd.	11,000	43,123
Wilmar International Ltd.	44,000	126,493

		4,023,886

South Korea (1.4%)
Hanjin Shipping Co., Ltd.*	61,600	800,105
Hyundai Mobis	12,518	3,030,298
POSCO	6,600	2,107,450
Samsung Electronics Co., Ltd.	3,722	3,946,150

		9,884,003

Spain (1.3%)
Abertis Infraestructuras S.A.*	8,010	108,455
Abertis Infraestructuras S.A.*†	400	5,416
Acciona S.A.	513	30,633
Acerinox S.A.	2,131	23,940
ACS Actividades de Construccion y Servicios S.A.	3,255	69,779
Amadeus IT Holding S.A., Class A	7,184	152,136
Banco Bilbao Vizcaya Argentaria S.A.	185,094	1,334,039
Banco de Sabadell S.A.	49,338	96,300
Banco Popular Espanol S.A.	24,630	55,839
Banco Santander S.A.	214,314	1,431,358
Bankia S.A.*	18,011	21,158
CaixaBank	17,669	57,794
Distribuidora Internacional de Alimentacion S.A.*	14,047	66,021
Enagas S.A.	4,113	75,055
Ferrovial S.A.	9,258	104,385
Gas Natural SDG S.A.	7,965	102,317
Grifols S.A.*	3,424	86,849
Iberdrola S.A.	88,924	421,046
Inditex S.A.	30,754	3,180,877
Mapfre S.A.	17,733	36,147
Red Electrica Corporacion S.A.	2,483	108,283
Repsol YPF S.A.	18,179	292,286
Telefonica S.A.	94,040	1,240,673
Zardoya Otis S.A.*	3,380	37,612
Zardoya Otis S.A.*†	169	1,880

		9,140,278

Sweden (1.8%)
Alfa Laval AB	7,694	132,210
Assa Abloy AB, Class B	7,599	212,491
Atlas Copco AB, Class A	55,081	1,189,273
Atlas Copco AB, Class B	8,944	171,008
Boliden AB	6,278	87,818
Electrolux AB	5,518	110,173

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Elekta AB, Class B	21,828	$995,442
Getinge AB, Class B	167,090	4,140,625
Hennes & Mauritz AB, Class B	21,740	781,615
Hexagon AB, Class B	5,433	93,690
Holmen AB, Class B	1,128	30,708
Husqvarna AB, Class B	9,265	43,860
Industrivarden AB, Class C	2,528	32,633
Investment AB Kinnevik, Class B	4,721	94,821
Investor AB, Class B	10,439	199,718
Lundin Petroleum AB*	5,106	95,789
Modern Times Group AB, Class B	1,051	48,776
Nordea Bank AB	60,246	521,579
Ratos AB, Class B	4,410	41,945
Sandvik AB	22,987	295,940
Scania AB, Class B	7,339	126,017
Securitas AB, Class B	7,198	55,996
Skandinaviska Enskilda Banken AB, Class A	32,327	210,722
Skanska AB, Class B	8,714	133,645
SKF AB, Class B	8,983	177,718
SSAB AB, Class A	3,325	27,669
Svenska Cellulosa AB, Class B	13,260	199,144
Svenska Handelsbanken AB, Class A	11,226	370,057
Swedbank AB, Class A	18,795	297,219
Swedish Match AB	4,882	197,027
Tele2 AB, Class B	7,290	112,984
Telefonaktiebolaget LM Ericsson, Class B	68,959	629,245
TeliaSonera AB	49,595	317,278
Volvo AB, Class B	31,875	365,149

		12,539,984

Switzerland (6.9%)
ABB Ltd. (Registered)*	92,208	1,504,855
Actelion Ltd. (Registered)*	2,544	104,487
Adecco S.A. (Registered)*	3,038	135,196
Aryzta AG*	2,001	99,441
Baloise Holding AG (Registered)	1,091	72,023
Banque Cantonale Vaudoise (Registered)	65	34,479
Barry Callebaut AG (Registered)*	42	38,154
Cie Financiere Richemont S.A., Class A	11,952	655,932
Credit Suisse Group AG (Registered)*	58,900	1,076,031
Credit Suisse Group AG (ADR)	79,500	1,457,235
GAM Holding AG*	4,291	47,771
Geberit AG (Registered)*	868	171,216
Givaudan S.A. (Registered)*	190	186,614
Glencore International plc	31,734	147,428
Holcim Ltd. (Registered)*	15,561	862,109
Julius Baer Group Ltd.*	77,486	2,805,482
Kuehne + Nagel International AG (Registered)	1,238	131,036
Lindt & Spruengli AG*	21	64,913
Lindt & Spruengli AG (Registered)*	2	73,476
Lonza Group AG (Registered)*	1,153	48,012
Nestle S.A. (Registered)	163,879	9,775,615

Novartis AG (Registered)	74,212	$4,139,541
Novartis AG (ADR)	46,600	2,604,940
Pargesa Holding S.A.	623	37,123
Partners Group Holding AG	307	54,579
Roche Holding AG	57,617	9,946,275
Schindler Holding AG	1,115	124,690
Schindler Holding AG (Registered)	495	55,817
SGS S.A. (Registered)	454	850,701
Sika AG	49	94,371
Sonova Holding AG (Registered)*	1,127	108,751
STMicroelectronics N.V.	14,635	80,486
Straumann Holding AG (Registered)	199	29,227
Sulzer AG (Registered)	551	65,322
Swatch Group AG	5,240	2,073,261
Swatch Group AG (Registered)	997	69,365
Swiss Life Holding AG (Registered)*	700	66,055
Swiss Prime Site AG (Registered)*	1,094	91,310
Swiss Reinsurance AG*	8,065	506,666
Swisscom AG (Registered)	534	214,668
Syngenta AG (Registered)	2,166	739,436
Transocean Ltd. (BATS Europe Exchange)	8,026	360,742
Transocean Ltd. (New York Exchange)	41,900	1,874,187
UBS AG (Registered)*	83,323	974,412
Wolseley plc	6,531	244,013
Xstrata plc	208,631	2,633,344
Zurich Insurance Group AG*	7,929	1,788,938

		49,319,725

Taiwan (0.9%)
Advanced Semiconductor Engineering, Inc. (ADR)	761,300	3,098,491
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	229,206	3,199,716

		6,298,207

United Kingdom (14.2%)
3i Group plc	22,313	69,076
Aberdeen Asset Management plc	19,084	77,722
Admiral Group plc	4,662	87,198
Aggreko plc	6,121	199,111
AMEC plc	7,600	119,952
Anglo American plc	30,379	996,734
Antofagasta plc	9,040	155,149
ARM Holdings plc	251,796	2,005,152
ARM Holdings plc (ADR)	259,600	6,175,884
Associated British Foods plc	8,167	164,325
AstraZeneca plc	29,227	1,306,415
Aviva plc	207,670	888,927
Babcock International Group plc	8,238	110,232
BAE Systems plc	74,149	335,552
Balfour Beatty plc	15,787	73,949
Barclays plc	489,881	1,253,994
BG Group plc	168,233	3,443,362
BHP Billiton plc	48,352	1,380,760

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

BP plc	434,445	$2,910,851
British American Tobacco plc	72,538	3,692,060
British Land Co. plc (REIT)	19,605	157,050
British Sky Broadcasting Group plc	282,189	3,079,828
BT Group plc	178,184	590,666
Bunzl plc	7,585	124,256
Burberry Group plc	47,183	984,199
Capita plc	14,989	154,127
Capital Shopping Centres Group plc (REIT)	12,847	64,973
Carnival plc	4,153	142,117
Centrica plc	296,082	1,476,021
Cobham plc	24,755	90,159
Compass Group plc	43,362	454,834
Croda International plc	3,035	107,763
Diageo plc	218,095	5,610,551
Eurasian Natural Resources Corp.	5,928	38,686
Evraz plc	7,225	29,569
G4S plc	32,343	141,444
GKN plc	35,631	101,455
GlaxoSmithKline plc	166,884	3,784,234
Hammerson plc (REIT)	16,319	113,757
HSBC Holdings plc (Hong Kong Exchange)	219,033	1,963,630
HSBC Holdings plc (London Exchange)	632,242	5,574,756
ICAP plc	80,045	423,779
IMI plc	7,198	93,945
Imperial Tobacco Group plc	50,783	1,953,980
Inmarsat plc	10,297	79,207
InterContinental Hotels Group plc	57,331	1,385,549
International Consolidated Airlines Group S.A.*	21,340	53,629
International Power plc†	35,021	229,053
Intertek Group plc	3,672	154,325
Invensys plc	18,668	65,163
Investec plc	12,370	72,212
ITV plc	84,758	102,314
J Sainsbury plc	27,990	132,577
Johnson Matthey plc	4,921	170,629
Kazakhmys plc	4,869	55,429
Kingfisher plc	54,281	245,432
Land Securities Group plc (REIT)	17,857	207,093
Legal & General Group plc	134,554	269,793
Lloyds Banking Group plc*	946,477	465,544
London Stock Exchange Group plc	4,049	63,786
Lonmin plc	3,731	45,544
Man Group plc	159,648	190,879
Marks & Spencer Group plc	154,247	788,555
Meggitt plc	124,884	757,336
National Grid plc	81,634	864,065
Next plc	28,364	1,422,272
Old Mutual plc	111,505	265,376
Pearson plc	18,690	371,204
Petrofac Ltd.	5,946	129,989
Prudential plc	227,856	2,640,026
Randgold Resources Ltd.	1,997	179,703
Reckitt Benckiser Group plc	15,100	796,399
Reed Elsevier plc	27,893	223,771
Resolution Ltd.	31,575	97,007
Rexam plc	20,112	133,050
Rio Tinto plc	46,667	2,228,783

Rio Tinto plc (ADR)	85,800	$4,102,098
Rolls-Royce Holdings plc*	141,919	1,914,615
Rolls-Royce Holdings plc (Preference)*†(b)	17,968,378	28,141
Royal Bank of Scotland Group plc*	47,563	161,240
RSA Insurance Group plc	80,980	137,278
SABMiller plc	21,867	878,339
Sage Group plc	29,927	130,036
Schroders plc	2,599	54,710
Segro plc (REIT)	17,045	58,103
Serco Group plc	11,426	96,072
Severn Trent plc	5,448	141,104
Smith & Nephew plc	20,531	205,522
Smiths Group plc	9,001	143,269
SSE plc	21,491	468,541
Standard Chartered plc	277,810	6,056,488
Standard Life plc	53,949	197,849
Subsea 7 S.A.	6,453	128,105
Tate & Lyle plc	10,703	108,761
Tesco plc	365,638	1,777,313
TUI Travel plc	10,326	27,555
Tullow Oil plc	154,400	3,564,207
Unilever plc	150,884	5,071,083
United Utilities Group plc	15,629	165,364
Vedanta Resources plc	2,449	35,279
Vodafone Group plc	1,865,233	5,240,623
Weir Group plc	4,847	116,904
Whitbread plc	72,855	2,324,878
WM Morrison Supermarkets plc	54,557	227,694

		101,149,049

United States (1.0%)
Carnival Corp.	67,700	2,320,079
Perrigo Co.	18,616	2,195,385
Sims Metal Management Ltd.	3,578	35,440
Wynn Resorts Ltd.	23,219	2,408,275

		6,959,179

Total Common Stocks (76.6%) (Cost $513,214,206)		546,523,821

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.9%)
iShares MSCI EAFE Index Fund	82,100	4,101,716
iShares MSCI United Kingdom Index Fund	149,500	2,435,355

Total Investment Companies (0.9%) (Cost $6,671,747)		6,537,071

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	155	15

Total Investments (77.5%) (Cost $519,885,953)		553,060,907
Other Assets Less Liabilities (22.5%)		160,924,193

Net Assets (100%)		$713,985,100

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

*	Non-income producing.
†	Securities (totaling $264,693 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$723,088	$—	$300,232	$541,873	$42,697	$(130,242)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	2,054	September-12	$55,575,068	$58,615,048	$3,039,980
E-Mini MSCI EAFE Index	1	September-12	67,243	71,190	3,947
FTSE 100 Index	402	September-12	34,046,108	34,772,382	726,274
SPI 200 Index	135	September-12	14,106,858	14,014,145	(92,713)
TOPIX Index	365	September-12	31,936,459	35,114,155	3,177,696

					$6,855,184

At June 30, 2012 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation
European Union Euro vs. U.S. Dollar, expiring 9/14/12	HSBC Bank plc	9,000	11,286	$11,397,675	$11,285,820	$111,855

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,555,467	$64,562,682	$—	$70,118,149
Consumer Staples	1,256,402	52,701,790	—	53,958,192
Energy	12,740,413	38,717,797	203	51,458,413
Financials	16,395,974	90,831,144	—	107,227,118
Health Care	15,759,458	49,398,562	—	65,158,020
Industrials	3,451,565	57,023,421	35,437	60,510,423
Information Technology	24,559,998	28,071,190	—	52,631,188
Materials	10,877,298	38,755,806	—	49,633,104
Telecommunication Services	2,379,380	22,982,868	—	25,362,248
Utilities	—	10,237,913	229,053	10,466,966
Forward Currency Contracts	—	111,855	—	111,855
Futures	6,947,897	—	—	6,947,897
Investment Companies
Exchange Traded Funds (ETFs)	6,537,071	—	—	6,537,071
Warrants
Consumer Staples	—	15	—	15

Total Assets	$106,460,923	$453,395,043	$264,693	$560,120,659

Liabilities:
Futures	$(92,713)	$—	$—	$(92,713)

Total Liabilities	$(92,713)	$—	$—	$(92,713)

Total	$106,368,210	$453,395,043	$264,693	$560,027,946

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Energy†	Investments in Securities-Financials††	Investments in Securities-Industrials	Investments in Securities-Utilities

Balance as of 12/31/11	$—	$—	$35,541	$—
Total gains or losses (realized/unrealized) included in earnings	203	—	35,372	63,983
Purchases	—	—	—	—
Sales	—	—	(35,476)	(102,034)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	267,104
Transfers out of Level 3	—	—	—	—
Balance as of 6/30/12	$203	$—	$35,437	$229,053

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$203	$—	$35,437	$43,716

†	Security received through corporate action with $0 cost.
††	Security represents level 3 investments with $0 Cost and Market Value.

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	111,855
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	6,947,897	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$7,059,752

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(92,713	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(92,713)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(557,143)	—	(557,143)
Credit contracts .	—	—	—	—	—
Equity contracts	—	403,434	—	—	403,434
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$403,434	$(557,143)	$—	$(153,709)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	362,506	—	362,506
Credit contracts .	—	—	—	—	—
Equity contracts	—	6,247,359	—	—	6,247,359
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$6,247,359	$362,506	$—	$6,609,865

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $51,310,000 and futures contracts with an average notional balance of approximately $70,067,000 for the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$68,012,410
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$188,453,795

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,180,422
Aggregate gross unrealized depreciation	(54,389,864)

Net unrealized appreciation	$26,790,558

Federal income tax cost of investments	$526,270,349

The Portfolio has a net capital loss carryforward of $1,098,833,388 of which $127,078,780 expires in the year 2016 and $971,754,608 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $814,656)	$541,873
Unaffiliated Issuers (Cost $519,071,297)	552,519,034
Cash	18,377,906
Cash held as collateral at broker	9,331,000
Foreign cash (Cost $126,890,733)	126,794,922
Due from broker for futures variation margin	4,395,793
Dividends, interest and other receivables	2,535,753
Receivable for securities sold	1,991,992
Unrealized appreciation on forward foreign currency contracts	111,855
Receivable from Separate Accounts for Trust shares sold	97,894
Other assets	4,969

Total assets	716,702,991

LIABILITIES
Payable for securities purchased	1,444,538
Investment management fees payable	481,672
Payable to Separate Accounts for Trust shares redeemed	358,299
Administrative fees payable	101,164
Distribution fees payable - Class B	83,645
Accrued India taxes	65,032
Trustees’ fees payable	32,994
Distribution fees payable - Class A	2,177
Accrued expenses	148,370

Total liabilities	2,717,891

NET ASSETS	$713,985,100

Net assets were comprised of:
Paid in capital	$1,832,843,278
Accumulated undistributed net investment income (loss)	8,524,586
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,167,355,887)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations (net of India tax of $65,032 on unrealized appreciation on investments)	39,973,123

Net assets	$713,985,100

Class A
Net asset value, offering and redemption price per share, $11,015,317 / 1,210,520 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.10

Class B
Net asset value, offering and redemption price per share, $422,516,566 / 46,510,773 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.08

Class K
Net asset value, offering and redemption price per share, $280,453,217 / 30,781,766 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends ($42,697 of dividend income received from affiliates) (net of $1,039,325 foreign withholding tax)	$12,617,504
Interest	42,797

Total income	12,660,301

EXPENSES
Investment management fees	3,197,437
Administrative fees	581,470
Distribution fees - Class B	551,958
Custodian fees	87,716
Printing and mailing expenses	38,926
Professional fees	31,587
Distribution fees - Class A	14,391
Trustees’ fees	8,582
Miscellaneous	15,679

Total expenses	4,527,746

NET INVESTMENT INCOME (LOSS)	8,132,555

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($(130,242) of realized gain (loss) from affiliates)	6,478,114
Futures	403,434
Foreign currency transactions	(1,090,402)

Net realized gain (loss)	5,791,146

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $65,032 on unrealized appreciation on investments) ($119,017 of change in unrealized appreciation (depreciation) from affiliates)	(588,606)
Futures	6,247,359
Foreign currency translations	1,155,708

Net change in unrealized appreciation (depreciation)	6,814,461

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,605,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,738,162

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,132,555	$11,844,316
Net realized gain (loss) on investments, futures and foreign currency transactions	5,791,146	(57,281,175)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	6,814,461	(117,711,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,738,162	(163,148,329)

DIVIDENDS:
Dividends from net investment income
Class A	—	(1,581,856)
Class B	—	(8,392,745)
Class K†	—	(5,247,609)

TOTAL DIVIDENDS	—	(15,222,210)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 36,400 and 557,214 shares, respectively ]	344,416	6,121,225
Capital shares issued in reinvestment of dividends [ 0 and 168,256 shares, respectively ]	—	1,581,856
Capital shares repurchased [ (102,675) and (37,215,881) shares, respectively ]	(967,252)	(363,156,211	)(z)

Total Class A transactions	(622,836)	(355,453,130)

Class B
Capital shares sold [ 1,835,348 and 3,967,717 shares, respectively ]	17,364,998	40,962,909
Capital shares issued in reinvestment of dividends [ 0 and 952,940 shares, respectively ]	—	8,392,745
Capital shares repurchased [ (3,561,690) and (8,908,058) shares, respectively ]	(33,322,800)	(94,024,022)

Total Class B transactions	(15,957,802)	(44,668,368)

Class K†
Capital shares sold [ 100,466 and 33,769,411 shares, respectively ]	997,215	324,949,494	(z)
Capital shares issued in reinvestment of dividends [ 0 and 607,550 shares, respectively ]	—	5,247,609
Capital shares repurchased [ (2,845,753) and (849,908) shares, respectively ]	(27,196,431)	(7,775,868)

Total Class K transactions	(26,199,216)	322,421,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(42,779,854)	(77,700,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,041,692)	(256,070,802)
NET ASSETS:
Beginning of period	736,026,792	992,097,594

End of period (a)	$713,985,100	$736,026,792

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,524,586	$392,031

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager International Equity Portfolio exchanged approximately 33,666,696 Class A shares for approximately 33,666,696 Class K shares. This exchange amounted to approximately $323,990,549.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.87	$11.04	$10.62	$8.29	$16.38	$15.58

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.20 (e)	0.13 (e)	0.14 (e)	0.28 (e)	0.21 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.13	(2.17)	0.64	2.37	(7.90)	1.73

Total from investment operations	0.23	(1.97)	0.77	2.51	(7.62)	1.94

Less distributions:
Dividends from net investment income	—	(0.20)	(0.35)	(0.18)	(0.22)	(0.16)
Distributions from net realized gains	—	—	—	—	(0.25)	(0.98)

Total dividends and distributions	—	(0.20)	(0.35)	(0.18)	(0.47)	(1.14)

Net asset value, end of period	$9.10	$8.87	$11.04	$10.62	$8.29	$16.38

Total return (b)	2.59%	(17.84)%	7.32%	30.28%	(47.13)%	12.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,015	$11,328	$416,772	$592,797	$1,448,943	$2,193,441
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.30%	1.04%	1.04%	0.97%	1.25%	1.23%
After reimbursements and fees paid indirectly (a)(f)	1.30%	1.04%	1.04%	0.97%	1.25%	1.23%
Before reimbursements and fees paid indirectly (a)(f)	1.30%	1.04%	1.04%	1.06%	1.25%	1.23%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	2.06%	1.81%	1.29%	1.65%	2.19%	1.27%
After reimbursements and fees paid indirectly (a)(f)	2.06%	1.81%	1.29%	1.65%	2.19%	1.27%
Before reimbursements and fees paid indirectly (a)(f)	2.06%	1.81%	1.29%	1.56%	2.19%	1.27%
Portfolio turnover rate	10%	55%	47%	87%	56%	47%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class B		2011	2010	2009		2008	2007
Net asset value, beginning of period	$8.86	$11.02	$10.61	$8.28		$16.35	$15.56

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.13 (e)	0.11 (e)	0.15	(e)	0.26 (e)	0.17 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.12	(2.11)	0.62	2.33		(7.88)	1.72

Total from investment operations	0.22	(1.98)	0.73	2.48		(7.62)	1.89

Less distributions:
Dividends from net investment income	—	(0.18)	(0.32)	(0.15)		(0.20)	(0.12)
Distributions from net realized gains	—	—	—	—		(0.25)	(0.98)

Total dividends and distributions	—	(0.18)	(0.32)	(0.15)		(0.45)	(1.10)

Net asset value, end of period	$9.08	$8.86	$11.02	$10.61		$8.28	$16.35

Total return (b)	2.48%	(17.99)%	6.95%	29.99%		(47.23)%	12.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$422,517	$427,242	$575,326	$594,043		$467,913	$905,461
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.30%	1.29%	1.29%	1.25%		1.49%	1.48%
After reimbursements and fees paid indirectly (a)(f)	1.30%	1.29%	1.29%	1.25%		1.49%	1.48%
Before reimbursements and fees paid indirectly (a)(f)	1.30%	1.29%	1.29%	1.31	%(c)	1.49%	1.48%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	2.07%	1.22%	1.09%	1.66%		1.99%	1.08%
After reimbursements and fees paid indirectly (a)(f)	2.07%	1.22%	1.09%	1.66%		1.99%	1.08%
Before reimbursements and fees paid indirectly (a)(f)	2.07%	1.22%	1.09%	1.62%		1.99%	1.08%
Portfolio turnover rate	10%	55%	47%	87%		56%	47%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.87	$9.52

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.13	(0.51)

Total from investment operations	0.24	(0.49)

Less distributions:
Dividends from net investment income	—	(0.16)

Net asset value, end of period	$9.11	$8.87

Total return (b)	2.71%	(5.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$280,453	$297,457
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.05%	1.06%
After reimbursements and fees paid indirectly (a)(f)	1.05%	1.06%
Before reimbursements and fees paid indirectly (a)(f)	1.05%	1.06%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	2.29%	0.57%
After reimbursements and fees paid indirectly (a)(f)	2.29%	0.57%
Before reimbursements and fees paid indirectly (a)(f)	2.29%	0.57%
Portfolio turnover rate	10%	55%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	18.9%
Consumer Discretionary	14.4
Health Care	11.9
Financials	11.2
Energy	9.1
Industrials	7.1
Consumer Staples	6.2
Telecommunication Services	3.3
Materials	2.7
Utilities	1.9
Cash and Other	13.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,071.40	$5.88
Hypothetical (5% average return before expenses)	1,000.00	1,019.19	5.73
Class B
Actual	1,000.00	1,072.40	5.88
Hypothetical (5% average return before expenses)	1,000.00	1,019.19	5.73
Class K
Actual	1,000.00	1,072.40	4.60
Hypothetical (5% average return before expenses)	1,000.00	1,020.43	4.48

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.14%, 1.14% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (0.5%)
BorgWarner, Inc.*	1,860	$121,997
Delphi Automotive plc*	57,569	1,468,010
Goodyear Tire & Rubber Co.*	4,600	54,326
Johnson Controls, Inc.	12,800	354,688
Lear Corp.	12,700	479,171
TRW Automotive Holdings Corp.*	8,700	319,812

		2,798,004

Automobiles (0.3%)
Ford Motor Co.	127,110	1,218,985
General Motors Co.*	30,300	597,516
Harley-Davidson, Inc.	4,400	201,212

		2,017,713

Distributors (0.0%)
Genuine Parts Co.	3,000	180,750

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	17,300	626,087
DeVry, Inc.	1,200	37,164
H&R Block, Inc.	5,700	91,086

		754,337

Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	8,100	277,587
Chipotle Mexican Grill, Inc.*	598	227,210
Darden Restaurants, Inc.	2,600	131,638
International Game Technology	5,600	88,200
Las Vegas Sands Corp.	44,910	1,953,136
Life Time Fitness, Inc.*	54,820	2,549,678
Marriott International, Inc., Class A	5,310	208,152
McDonald’s Corp.	22,700	2,009,631
MGM Resorts International*	69,000	770,040
Starbucks Corp.	14,200	757,144
Starwood Hotels & Resorts Worldwide, Inc.	3,700	196,248
Vail Resorts, Inc.	31,340	1,569,507
Wyndham Worldwide Corp.	3,200	168,768
Wynn Resorts Ltd.	1,500	155,580
Yum! Brands, Inc.	68,603	4,419,406

		15,481,925

Household Durables (0.5%)
D.R. Horton, Inc.	5,300	97,414
Harman International Industries, Inc.	1,300	51,480
Leggett & Platt, Inc.	2,700	57,051
Lennar Corp., Class A	3,000	92,730
Newell Rubbermaid, Inc.	38,100	691,134
NVR, Inc.*	275	233,750
PulteGroup, Inc.*	180,491	1,931,254
Whirlpool Corp.	1,400	85,624

		3,240,437

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	6,800	1,552,780
Expedia, Inc.	1,850	88,929
Netflix, Inc.*	900	61,623

priceline.com, Inc.*	4,405	$2,927,211
TripAdvisor, Inc.*	1,850	82,676

		4,713,219

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,500	84,675
Mattel, Inc.	6,500	210,860

		295,535

Media (3.9%)
Cablevision Systems Corp. - New York Group, Class A	4,300	57,147
CBS Corp., Class B	200,145	6,560,753
Comcast Corp., Class A	52,300	1,672,031
DIRECTV, Class A*	68,794	3,358,523
Discovery Communications, Inc., Class A*	5,217	281,718
Gannett Co., Inc.	45,000	662,850
Interpublic Group of Cos., Inc.	9,200	99,820
McGraw-Hill Cos., Inc.	15,700	706,500
News Corp., Class A	58,700	1,308,423
Omnicom Group, Inc.	5,300	257,580
Scripps Networks Interactive, Inc., Class A	1,700	96,662
Time Warner Cable, Inc.	53,414	4,385,289
Time Warner, Inc.	20,233	778,971
Viacom, Inc., Class B	55,890	2,627,948
Walt Disney Co.	40,200	1,949,700
Washington Post Co., Class B	100	37,382

		24,841,297

Multiline Retail (0.4%)
Big Lots, Inc.*	1,400	57,106
Dollar Tree, Inc.*	4,020	216,276
Family Dollar Stores, Inc.	2,300	152,904
J.C. Penney Co., Inc.	4,000	93,240
Kohl’s Corp.	5,300	241,097
Macy’s, Inc.	27,200	934,320
Nordstrom, Inc.	3,200	159,008
Sears Holdings Corp.*	800	47,760
Target Corp.	15,000	872,850

		2,774,561

Specialty Retail (4.3%)
Abercrombie & Fitch Co., Class A	1,700	58,038
AutoNation, Inc.*	1,200	42,336
AutoZone, Inc.*	13,166	4,834,160
Bed Bath & Beyond, Inc.*	4,700	290,460
Best Buy Co., Inc.	149,000	3,123,040
CarMax, Inc.*	4,178	108,377
GameStop Corp., Class A	11,600	212,976
Gap, Inc.	127,500	3,488,400
Home Depot, Inc.	49,500	2,623,005
Limited Brands, Inc.	4,700	199,891
Lowe’s Cos., Inc.	32,700	929,988
Office Depot, Inc.*	626,900	1,354,104
OfficeMax, Inc.*	196,200	992,772
O’Reilly Automotive, Inc.*	2,600	217,802
Ross Stores, Inc.	4,400	274,868
Staples, Inc.	401,400	5,238,270
Tiffany & Co.	18,065	956,542

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

TJX Cos., Inc.	61,855	$2,655,435
Urban Outfitters, Inc.*	2,347	64,754

		27,665,218

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	37,155	2,172,824
Fossil, Inc.*	996	76,234
Lululemon Athletica, Inc.*	15,915	949,011
NIKE, Inc., Class B	41,320	3,627,070
Ralph Lauren Corp.	1,200	168,072
VF Corp.	1,700	226,865

		7,220,076

Total Consumer Discretionary		91,983,072

Consumer Staples (6.2%)
Beverages (1.2%)
Beam, Inc.	2,900	181,221
Brown-Forman Corp., Class B	2,000	193,700
Coca-Cola Co.	51,000	3,987,690
Coca-Cola Enterprises, Inc.	6,100	171,044
Constellation Brands, Inc., Class A*	3,300	89,298
Dr. Pepper Snapple Group, Inc.	4,200	183,750
Molson Coors Brewing Co., Class B	3,000	124,830
Monster Beverage Corp.*	2,500	178,000
PepsiCo, Inc.	33,893	2,394,879

		7,504,412

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	8,300	788,500
CVS Caremark Corp.	34,100	1,593,493
Kroger Co.	62,200	1,442,418
Safeway, Inc.	6,600	119,790
Sysco Corp.	11,000	327,910
Walgreen Co.	17,300	511,734
Wal-Mart Stores, Inc.	30,431	2,121,649
Whole Foods Market, Inc.	2,800	266,896

		7,172,390

Food Products (0.9%)
Archer-Daniels-Midland Co.	17,300	510,696
Campbell Soup Co.	3,400	113,492
ConAgra Foods, Inc.	25,500	661,215
Dean Foods Co.*	38,900	662,467
General Mills, Inc.	12,000	462,480
H.J. Heinz Co.	6,100	331,718
Hershey Co.	2,900	208,887
Hormel Foods Corp.	2,600	79,092
J.M. Smucker Co.	2,200	166,144
Kellogg Co.	4,700	231,851
Kraft Foods, Inc., Class A	33,200	1,282,184
McCormick & Co., Inc. (Non-Voting)	2,500	151,625
Mead Johnson Nutrition Co.	3,893	313,426
Tyson Foods, Inc., Class A	18,000	338,940

		5,514,217

Household Products (1.0%)
Clorox Co.	2,500	181,150
Colgate-Palmolive Co.	9,300	968,130

Kimberly-Clark Corp.	10,300	$862,831
Procter & Gamble Co.	69,800	4,275,250

		6,287,361

Personal Products (0.3%)
Avon Products, Inc.	8,100	131,301
Estee Lauder Cos., Inc., Class A	35,990	1,947,779

		2,079,080

Tobacco (1.7%)
Altria Group, Inc.	104,853	3,622,671
Lorillard, Inc.	10,900	1,438,255
Philip Morris International, Inc.	66,033	5,762,040
Reynolds American, Inc.	8,800	394,856

		11,217,822

Total Consumer Staples		39,775,282

Energy (9.1%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	8,263	339,609
Cameron International Corp.*	4,600	196,466
Diamond Offshore Drilling, Inc.	1,300	76,869
FMC Technologies, Inc.*	4,500	176,535
Halliburton Co.	146,700	4,164,813
Helmerich & Payne, Inc.	15,793	686,680
Nabors Industries Ltd.*	5,400	77,760
National Oilwell Varco, Inc.	8,000	515,520
Noble Corp.*	4,693	152,663
Rowan Cos., plc, Class A*	2,400	77,592
Schlumberger Ltd.	25,683	1,667,083
Transocean Ltd.	13,500	603,855

		8,735,445

Oil, Gas & Consumable Fuels (7.8%)
Alpha Natural Resources, Inc.*	115,150	1,002,956
Anadarko Petroleum Corp.	57,200	3,786,640
Apache Corp.	7,300	641,597
BP plc (ADR)	27,400	1,110,796
Cabot Oil & Gas Corp.	4,000	157,600
Chesapeake Energy Corp.	12,400	230,640
Chevron Corp.	62,270	6,569,485
ConocoPhillips	26,800	1,497,584
CONSOL Energy, Inc.	4,300	130,032
Denbury Resources, Inc.*	7,505	113,401
Devon Energy Corp.	10,500	608,895
EOG Resources, Inc.	5,100	459,561
EQT Corp.	2,800	150,164
Exxon Mobil Corp.#	190,406	16,293,041
Hess Corp.	41,622	1,808,476
INPEX Corp.	976	5,471,770
Kinder Morgan, Inc.	9,700	312,534
Marathon Oil Corp.	32,100	820,797
Marathon Petroleum Corp.	22,350	1,003,962
Murphy Oil Corp.	3,700	186,073
Newfield Exploration Co.*	2,500	73,275
Noble Energy, Inc.	3,400	288,388
Occidental Petroleum Corp.	15,400	1,320,858
Peabody Energy Corp.	5,100	125,052
Phillips 66*	13,400	445,416
Pioneer Natural Resources Co.	2,200	194,062
QEP Resources, Inc.	3,347	100,310

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Range Resources Corp.	3,000	$185,610
Southwestern Energy Co.*	6,600	210,738
Spectra Energy Corp.	12,200	354,532
Sunoco, Inc.	2,300	109,250
Tesoro Corp.*	2,700	67,392
Total S.A.	71,000	3,204,171
Valero Energy Corp.	14,700	355,005
Williams Cos., Inc.	11,100	319,902
WPX Energy, Inc.*	3,700	59,866

		49,769,831

Total Energy		58,505,276

Financials (11.2%)
Capital Markets (1.6%)
Ameriprise Financial, Inc.	4,600	240,396
Bank of New York Mellon Corp.	23,400	513,630
BlackRock, Inc.	2,462	418,097
Blackstone Group LP	15,675	204,872
Charles Schwab Corp.	416,300	5,382,759
E*TRADE Financial Corp.*	4,760	38,271
Federated Investors, Inc., Class B	1,700	37,145
Franklin Resources, Inc.	2,800	310,772
Goldman Sachs Group, Inc.	9,848	944,029
Invesco Ltd.	8,700	196,620
Legg Mason, Inc.	2,800	73,836
Morgan Stanley	28,100	409,979
Northern Trust Corp.	4,600	211,692
State Street Corp.	21,000	937,440
T. Rowe Price Group, Inc.	4,900	308,504

		10,228,042

Commercial Banks (1.8%)
BB&T Corp.	13,100	404,135
CIT Group, Inc.*	64,545	2,300,383
Comerica, Inc.	3,300	101,343
Fifth Third Bancorp	17,300	231,820
First Horizon National Corp.	4,897	42,359
Huntington Bancshares, Inc./Ohio	16,300	104,320
KeyCorp	17,900	138,546
M&T Bank Corp.	2,400	198,168
PNC Financial Services Group, Inc.	9,962	608,778
Regions Financial Corp.	23,700	159,975
SunTrust Banks, Inc.	10,100	244,723
U.S. Bancorp	48,100	1,546,896
Wells Fargo & Co.	154,300	5,159,792
Zions Bancorp	3,400	66,028

		11,307,266

Consumer Finance (0.5%)
American Express Co.	19,825	1,154,013
Capital One Financial Corp.	32,395	1,770,711
Discover Financial Services	13,800	477,204
SLM Corp.	9,900	155,529

		3,557,457

Diversified Financial Services (3.3%)
Bank of America Corp.	563,486	4,609,315
Citigroup, Inc.	230,394	6,315,100
CME Group, Inc.	1,300	348,543
IntercontinentalExchange, Inc.*	1,400	190,372

JPMorgan Chase & Co.	211,250	$7,547,963
Leucadia National Corp.	13,000	276,510
Moody’s Corp.	18,900	690,795
NASDAQ OMX Group, Inc.	2,800	63,476
NYSE Euronext	37,478	958,687

		21,000,761

Insurance (3.2%)
ACE Ltd.	6,365	471,837
Aflac, Inc.	8,800	374,792
Allstate Corp.	9,800	343,882
American International Group, Inc.*	8,188	262,753
Aon plc	6,200	290,036
Assurant, Inc.	1,800	62,712
Berkshire Hathaway, Inc., Class B*	32,742	2,728,391
Chubb Corp.	7,800	567,996
Cincinnati Financial Corp.	3,000	114,210
Genworth Financial, Inc., Class A*	422,600	2,391,916
Hartford Financial Services Group, Inc.	264,600	4,664,898
Lincoln National Corp.	5,900	129,033
Loews Corp.	5,800	237,278
Marsh & McLennan Cos., Inc.	10,300	331,969
MetLife, Inc.	175,488	5,413,805
Principal Financial Group, Inc.	6,000	157,380
Progressive Corp.	12,300	256,209
Prudential Financial, Inc.	9,200	445,556
Reinsurance Group of America, Inc.	1,400	74,494
Torchmark Corp.	2,100	106,155
Travelers Cos., Inc.	10,400	663,936
Unum Group	5,800	110,954
XL Group plc	5,800	122,032

		20,322,224

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	7,500	524,325
Apartment Investment & Management Co. (REIT), Class A	2,200	59,466
AvalonBay Communities, Inc. (REIT)	1,700	240,516
Boston Properties, Inc. (REIT)	2,800	303,436
Equity Residential (REIT)	5,600	349,216
HCP, Inc. (REIT)	7,600	335,540
Health Care REIT, Inc. (REIT)	3,300	192,390
Host Hotels & Resorts, Inc. (REIT)	12,958	204,995
Kimco Realty Corp. (REIT)	7,600	144,628
Plum Creek Timber Co., Inc. (REIT)	3,000	119,100
Prologis, Inc. (REIT)	8,547	284,017
Public Storage (REIT)	2,700	389,907
Simon Property Group, Inc. (REIT)	5,609	873,097
Ventas, Inc. (REIT)	5,408	341,353
Vornado Realty Trust (REIT)	3,069	257,735
Weyerhaeuser Co. (REIT)	10,122	226,328

		4,846,049

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,500	$89,980

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,900	63,063
People’s United Financial, Inc.	7,100	82,431

		145,494

Total Financials		71,497,273

Health Care (11.9%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	4,880	484,584
Amgen, Inc.	16,055	1,172,657
Biogen Idec, Inc.*	4,600	664,148
Celgene Corp.*	41,115	2,637,939
Gilead Sciences, Inc.*	158,750	8,140,700
Vertex Pharmaceuticals, Inc.*	3,400	190,128

		13,290,156

Health Care Equipment & Supplies (1.9%)
Alere, Inc.*	151,352	2,942,283
Baxter International, Inc.	10,800	574,020
Becton, Dickinson and Co.	4,200	313,950
Boston Scientific Corp.*	28,900	163,863
C.R. Bard, Inc.	1,600	171,904
CareFusion Corp.*	4,150	106,572
Covidien plc	9,376	501,616
DENTSPLY International, Inc.	2,600	98,306
Edwards Lifesciences Corp.*	2,138	220,855
Intuitive Surgical, Inc.*	800	443,032
Medtronic, Inc.	20,200	782,346
St. Jude Medical, Inc.	46,700	1,863,797
Stryker Corp.	6,300	347,130
Varian Medical Systems, Inc.*	55,087	3,347,637
Zimmer Holdings, Inc.	3,600	231,696

		12,109,007

Health Care Providers & Services (2.2%)
Aetna, Inc.	10,000	387,700
AmerisourceBergen Corp.	5,200	204,620
Cardinal Health, Inc.	6,600	277,200
Cigna Corp.	5,100	224,400
Community Health Systems, Inc.*	149,081	4,178,740
Coventry Health Care, Inc.	2,800	89,012
DaVita, Inc.*	1,800	176,778
Express Scripts Holding Co.*	63,991	3,572,618
Health Net, Inc.*	9,700	235,419
Humana, Inc.	3,200	247,808
Laboratory Corp. of America Holdings*	1,900	175,959
McKesson Corp.	6,600	618,750
Patterson Cos., Inc.	1,800	62,046
Quest Diagnostics, Inc.	3,000	179,700
Tenet Healthcare Corp.*	9,200	48,208
UnitedHealth Group, Inc.	38,000	2,223,000
WellPoint, Inc.	25,100	1,601,129

		14,503,087

Health Care Technology (0.0%)
Cerner Corp.*	2,710	224,009

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	6,600	$258,984
Life Technologies Corp.*	3,400	152,966
PerkinElmer, Inc.	2,100	54,180
Thermo Fisher Scientific, Inc.	111,409	5,783,241
Waters Corp.*	1,800	143,046

		6,392,417

Pharmaceuticals (4.7%)
Abbott Laboratories	46,100	2,972,067
Allergan, Inc.	21,570	1,996,735
AstraZeneca plc (ADR)	26,300	1,176,925
Bristol-Myers Squibb Co.	32,224	1,158,453
Eli Lilly and Co.	19,200	823,872
Forest Laboratories, Inc.*	5,400	188,946
Hospira, Inc.*	3,200	111,936
Johnson & Johnson	81,200	5,485,872
Merck & Co., Inc.	88,041	3,675,712
Mylan, Inc.*	63,970	1,367,039
Perrigo Co.	17,385	2,050,213
Pfizer, Inc.	244,635	5,626,605
Roche Holding AG (ADR)	8,800	380,336
Shire plc (ADR)	23,865	2,061,697
Valeant Pharmaceuticals International, Inc.*	15,813	708,264
Watson Pharmaceuticals, Inc.*	2,400	177,576

		29,962,248

Total Health Care		76,480,924

Industrials (7.1%)
Aerospace & Defense (1.6%)
Boeing Co.	44,325	3,293,348
General Dynamics Corp.	14,800	976,208
Goodrich Corp.	2,400	304,560
Honeywell International, Inc.	14,900	832,016
L-3 Communications Holdings, Inc.	2,000	148,020
Lockheed Martin Corp.	5,400	470,232
Northrop Grumman Corp.	7,100	452,909
Precision Castparts Corp.	10,770	1,771,557
Raytheon Co.	6,700	379,153
Rockwell Collins, Inc.	2,900	143,115
Textron, Inc.	5,200	129,324
United Technologies Corp.	17,300	1,306,669

		10,207,111

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	3,100	181,443
Expeditors International of Washington, Inc.	4,000	155,000
FedEx Corp.	8,000	732,880
United Parcel Service, Inc., Class B	18,700	1,472,812

		2,542,135

Airlines (0.1%)
Delta Air Lines, Inc.*	49,400	540,930
Southwest Airlines Co.	14,900	137,378

		678,308

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	11,200	$249,424
Masco Corp.	6,700	92,929

		342,353

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	1,950	53,313
Cintas Corp.	2,350	90,734
Iron Mountain, Inc.	3,750	123,600
Pitney Bowes, Inc.	3,850	57,634
R.R. Donnelley & Sons Co.	3,450	40,607
Republic Services, Inc.	5,700	150,822
Stericycle, Inc.*	1,650	151,255
Waste Management, Inc.	8,900	297,260

		965,225

Construction & Engineering (0.1%)
Fluor Corp.	3,300	162,822
Jacobs Engineering Group, Inc.*	2,400	90,864
Quanta Services, Inc.*	4,000	96,280

		349,966

Electrical Equipment (0.3%)
Cooper Industries plc	2,300	156,814
Emerson Electric Co.	14,200	661,436
Rockwell Automation, Inc.	18,365	1,213,192
Roper Industries, Inc.	1,800	177,444

		2,208,886

Industrial Conglomerates (1.9%)
3M Co.	13,500	1,209,600
Danaher Corp.	10,300	536,424
General Electric Co.	490,965	10,231,711
Tyco International Ltd.	8,820	466,137

		12,443,872

Machinery (1.2%)
Caterpillar, Inc.	12,200	1,035,902
Cummins, Inc.	3,700	358,567
Deere & Co.	23,710	1,917,428
Dover Corp.	3,500	187,635
Eaton Corp.	6,400	253,632
Flowserve Corp.	1,100	126,225
Illinois Tool Works, Inc.	9,410	497,695
Ingersoll-Rand plc	6,200	261,516
Joy Global, Inc.	2,011	114,084
Oshkosh Corp.*	79,910	1,674,114
PACCAR, Inc.	6,900	270,411
Pall Corp.	2,200	120,582
Parker Hannifin Corp.	6,000	461,280
Snap-on, Inc.	1,100	68,475
Stanley Black & Decker, Inc.	3,177	204,472
Xylem, Inc.	3,500	88,095

		7,640,113

Professional Services (0.3%)
Dun & Bradstreet Corp.	900	64,053
Equifax, Inc.	2,300	107,180
Nielsen Holdings N.V.*	55,600	1,457,832
Robert Half International, Inc.	2,750	78,567

		1,707,632

Road & Rail (0.9%)
CSX Corp.	37,400	$836,264
Norfolk Southern Corp.	6,700	480,859
Ryder System, Inc.	1,000	36,010
Union Pacific Corp.	39,120	4,667,407

		6,020,540

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,500	221,705
W.W. Grainger, Inc.	1,100	210,364

		432,069

Total Industrials		45,538,210

Information Technology (18.9%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	157,900	2,711,143
F5 Networks, Inc.*	1,600	159,296
Harris Corp.	2,400	100,440
JDS Uniphase Corp.*	4,200	46,200
Juniper Networks, Inc.*	167,870	2,737,960
Motorola Solutions, Inc.	8,271	397,918
QUALCOMM, Inc.	31,600	1,759,488

		7,912,445

Computers & Peripherals (5.3%)
Apple, Inc.*	40,419	23,604,696
Dell, Inc.*	41,100	514,572
EMC Corp.*	136,300	3,493,369
Hewlett-Packard Co.	105,396	2,119,514
Lexmark International, Inc., Class A	1,400	37,212
NetApp, Inc.*	117,390	3,735,350
SanDisk Corp.*	4,500	164,160
Seagate Technology plc	6,850	169,400
Western Digital Corp.*	4,400	134,112

		33,972,385

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	49,310	2,708,105
Corning, Inc.	29,700	384,021
FLIR Systems, Inc.	3,000	58,500
Jabil Circuit, Inc.	3,700	75,221
Molex, Inc.	2,600	62,244
TE Connectivity Ltd.	87,375	2,788,136

		6,076,227

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	3,500	111,125
eBay, Inc.*	93,831	3,941,840
Facebook, Inc., Class A*	8,684	270,246
Google, Inc., Class A*	14,155	8,210,891
VeriSign, Inc.*	3,100	135,067
Yahoo!, Inc.*	307,300	4,864,559

		17,533,728

IT Services (3.5%)
Accenture plc, Class A	16,420	986,678
Amdocs Ltd.*	89,220	2,651,618
Automatic Data Processing, Inc.	9,400	523,204
Cognizant Technology Solutions Corp., Class A*	83,905	5,034,300

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Computer Sciences Corp.	2,900	$71,978
Fidelity National Information Services, Inc.	5,000	170,400
Fiserv, Inc.*	2,700	194,994
International Business Machines Corp.	26,800	5,241,544
Mastercard, Inc., Class A	9,587	4,123,465
Paychex, Inc.	6,000	188,460
SAIC, Inc.	5,200	63,024
Teradata Corp.*	13,940	1,003,819
Total System Services, Inc.	3,000	71,790
Visa, Inc., Class A	12,280	1,518,176
Western Union Co.	29,332	493,951

		22,337,401

Office Electronics (0.0%)
Xerox Corp.	26,479	208,390

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	10,900	62,457
Advanced Semiconductor Engineering, Inc. (ADR)	82,948	337,598
Altera Corp.	6,100	206,424
Analog Devices, Inc.	5,600	210,952
Applied Materials, Inc.	102,000	1,168,920
Broadcom Corp., Class A*	9,000	304,200
First Solar, Inc.*	1,100	16,566
Intel Corp.	262,960	7,007,884
KLA-Tencor Corp.	3,200	157,600
Lam Research Corp.*	18,602	702,039
Linear Technology Corp.	4,300	134,719
LSI Corp.*	64,300	409,591
MEMC Electronic Materials, Inc.*	544,750	1,182,108
Microchip Technology, Inc.	3,600	119,088
Micron Technology, Inc.*	103,200	651,192
NVIDIA Corp.*	11,300	156,166
ON Semiconductor Corp.*	154,375	1,096,063
Teradyne, Inc.*	3,500	49,210
Texas Instruments, Inc.	21,900	628,311
Xilinx, Inc.	5,000	167,850

		14,768,938

Software (2.9%)
Adobe Systems, Inc.*	9,500	307,515
Autodesk, Inc.*	4,300	150,457
BMC Software, Inc.*	3,300	140,844
CA, Inc.	7,100	192,339
Citrix Systems, Inc.*	3,600	302,184
Electronic Arts, Inc.*	6,200	76,570
Intuit, Inc.	48,185	2,859,780
Microsoft Corp.	309,087	9,454,971
Oracle Corp.	141,881	4,213,866
Red Hat, Inc.*	3,600	203,328
Salesforce.com, Inc.*	2,300	317,998
Symantec Corp.*	19,000	277,590

		18,497,442

Total Information Technology		121,306,956

Materials (2.7%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	4,000	$322,920
Airgas, Inc.	1,300	109,213
CF Industries Holdings, Inc.	1,400	271,236
Dow Chemical Co.	22,200	699,300
E.I. du Pont de Nemours & Co.	65,345	3,304,497
Eastman Chemical Co.	2,800	141,036
Ecolab, Inc.	5,060	346,762
FMC Corp.	2,800	149,744
International Flavors & Fragrances, Inc.	1,500	82,200
LyondellBasell Industries N.V., Class A	29,215	1,176,488
Monsanto Co.	10,100	836,078
Mosaic Co.	5,000	273,800
PPG Industries, Inc.	8,300	880,796
Praxair, Inc.	5,800	630,634
Sherwin-Williams Co.	1,700	224,995
Sigma-Aldrich Corp.	2,300	170,039
Syngenta AG (ADR)	14,846	1,016,060

		10,635,798

Construction Materials (0.0%)
Vulcan Materials Co.	2,400	95,304

Containers & Packaging (0.0%)
Ball Corp.	3,100	127,255
Bemis Co., Inc.	1,900	59,546
Owens-Illinois, Inc.*	3,100	59,427
Sealed Air Corp.	3,000	46,320

		292,548

Metals & Mining (0.9%)
Alcoa, Inc.	20,100	175,875
Allegheny Technologies, Inc.	2,000	63,780
Cliffs Natural Resources, Inc.	2,800	138,012
Freeport-McMoRan Copper & Gold, Inc.	41,415	1,411,009
Newmont Mining Corp.	9,300	451,143
Nucor Corp.	5,900	223,610
Titanium Metals Corp.	1,700	19,227
United States Steel Corp.	149,240	3,074,344

		5,557,000

Paper & Forest Products (0.1%)
International Paper Co.	8,200	237,062
MeadWestvaco Corp.	3,200	92,000

		329,062

Total Materials		16,909,712

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	124,800	4,450,368
CenturyLink, Inc.	39,909	1,576,006
Frontier Communications Corp.	18,806	72,027
Level 3 Communications, Inc.*	131,006	2,901,783
Verizon Communications, Inc.	53,500	2,377,540
Windstream Corp.	9,600	92,736

		11,470,460

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (1.4%)
Crown Castle International Corp.*	4,750	$278,635
KDDI Corp.	597	3,850,854
MetroPCS Communications, Inc.*	5,000	30,250
Softbank Corp.	122,812	4,566,044
Sprint Nextel Corp.*	56,600	184,516

		8,910,299

Total Telecommunication Services		20,380,759

Utilities (1.9%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	22,100	881,790
Duke Energy Corp.	25,100	578,806
Edison International	16,500	762,300
Entergy Corp.	3,400	230,826
Exelon Corp.	16,034	603,199
FirstEnergy Corp.	7,901	388,650
Great Plains Energy, Inc.	19,300	413,213
NextEra Energy, Inc.	8,000	550,480
Northeast Utilities	5,720	221,994
NV Energy, Inc.	35,400	622,332
Pepco Holdings, Inc.	4,200	82,194
Pinnacle West Capital Corp.	2,000	103,480
PPL Corp.	10,900	303,129
Progress Energy, Inc.	5,600	336,952
Southern Co.	16,000	740,800
Xcel Energy, Inc.	9,100	258,531

		7,078,676

Gas Utilities (0.1%)
AGL Resources, Inc.	2,079	80,561
Atmos Energy Corp.	12,200	427,854
ONEOK, Inc.	4,152	175,671

		684,086

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	12,400	159,092
NRG Energy, Inc.*	4,528	78,606

		237,698

Multi-Utilities (0.7%)
Ameren Corp.	4,500	150,930
CenterPoint Energy, Inc.	31,900	659,373
CMS Energy Corp.	4,700	110,450
Consolidated Edison, Inc.	5,500	342,045
Dominion Resources, Inc.	10,900	588,600
DTE Energy Co.	8,000	474,640
Integrys Energy Group, Inc.	1,500	85,305

NiSource, Inc.	15,500	$383,625
PG&E Corp.	7,500	339,525
Public Service Enterprise Group, Inc.	12,800	416,000
SCANA Corp.	2,100	100,464
Sempra Energy	6,000	413,280
TECO Energy, Inc.	4,000	72,240
Wisconsin Energy Corp.	4,400	174,108

		4,310,585

Total Utilities		12,311,045

Total Common Stocks (86.6%) (Cost $463,559,168)		554,688,509

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc.
6.500%, 10/1/16	$554,000	773,522

Total Telecommunication Services		773,522

Total Convertible Bonds		773,522

Total Long-Term Debt Securities (0.1%) (Cost $554,000)		773,522

SHORT-TERM INVESTMENT:
Government Securities (1.6%)
U.S. Treasury Bills 0.11%, 11/1/12 #(p) (Cost $10,117,504)	$10,122,000	10,118,144

Total Investments (88.3%) (Cost $474,230,672)		565,580,175
Other Assets Less Liabilities (11.7%)		74,990,777

Net Assets (100%)		$640,570,952

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,540,944.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,195	September-12	$78,274,723	$81,044,900	$2,770,177

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$91,983,072	$—	$—	$91,983,072
Consumer Staples	39,775,282	—	—	39,775,282
Energy	49,829,335	8,675,941	—	58,505,276
Financials	71,497,273	—	—	71,497,273
Health Care	76,480,924	—	—	76,480,924
Industrials	45,538,210	—	—	45,538,210
Information Technology	121,306,956	—	—	121,306,956
Materials	16,909,712	—	—	16,909,712
Telecommunication Services	11,963,861	8,416,898	—	20,380,759
Utilities	12,311,045	—	—	12,311,045
Convertible Bonds
Telecommunication Services	—	773,522	—	773,522
Futures	2,770,177	—	—	2,770,177
Short-Term Investments	—	10,118,144	—	10,118,144

Total Assets	$540,365,847	$27,984,505	$—	$568,350,352

Total Liabilities	$—	$—	$—	$—

Total	$540,365,847	$27,984,505	$—	$568,350,352

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	559	48
Purchases	—	—
Sales	(559)	(48)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	2,770,177	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,770,177

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts .	—	—	—	—	—
Equity contracts	—	8,042,838	—	—	8,042,838
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$8,042,838	$—	$—	$8,042,838

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts .	—	—	—	—	—
Equity contracts	—	1,567,705	—	—	1,567,705
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,567,705	$—	$—	$1,567,705

The Portfolio held futures contracts with an average notional balance of approximately $95,738,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$80,520,977
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,026,761

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,192,132
Aggregate gross unrealized depreciation	(39,374,531)

Net unrealized appreciation	$84,817,601

Federal income tax cost of investments	$480,762,574

For the six months ended June 30, 2012, the Portfolio incurred approximately $5,616 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $331,111,631 of which $33,243,026 expires in the year 2016 and $297,868,605 expires in the year 2017.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $474,230,672)	$565,580,175
Cash	72,384,762
Due from broker for futures variation margin	2,147,214
Receivable for securities sold	959,082
Dividends, interest and other receivables	780,318
Receivable from Separate Accounts for Trust shares sold	14,783
Other assets	3,935

Total assets	641,870,269

LIABILITIES
Payable for securities purchased	378,875
Payable to Separate Accounts for Trust shares redeemed	373,808
Investment management fees payable	360,340
Administrative fees payable	93,378
Distribution fees payable - Class B	30,211
Trustees’ fees payable	12,834
Distribution fees payable - Class A	705
Accrued expenses	49,166

Total liabilities	1,299,317

NET ASSETS	$640,570,952

Net assets were comprised of:
Paid in capital	$887,954,829
Accumulated undistributed net investment income (loss)	1,941,709
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(343,449,129)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	94,123,543

Net assets	$640,570,952

Class A
Net asset value, offering and redemption price per share, $3,487,079 / 346,554 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.06

Class B
Net asset value, offering and redemption price per share, $151,493,531 / 15,051,031 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.07

Class K
Net asset value, offering and redemption price per share, $485,590,342 / 48,199,141 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,623 foreign withholding tax)	$4,903,615
Interest	67,936

Total income	4,971,551

EXPENSES
Investment management fees	2,352,510
Administrative fees	520,275
Distribution fees - Class B	194,720
Custodian fees	43,709
Printing and mailing expenses	34,761
Professional fees	30,576
Trustees’ fees	7,593
Distribution fees - Class A	4,649
Miscellaneous	9,000

Gross expenses	3,197,793
Less: Fees paid indirectly	(5,991)

Net expenses	3,191,802

NET INVESTMENT INCOME (LOSS)	1,779,749

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	3,880,210
Futures	8,042,838
Foreign currency transactions	(11,610)

Net realized gain (loss)	11,911,438

Change in unrealized appreciation (depreciation) on:
Securities	33,316,440
Futures	1,567,705
Foreign currency translations	(773)

Net change in unrealized appreciation (depreciation)	34,883,372

NET REALIZED AND UNREALIZED GAIN (LOSS)	46,794,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,574,559

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,779,749	$3,339,751
Net realized gain (loss) on investments, futures and foreign currency transactions	11,911,438	(1,279,523)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	34,883,372	(54,479,335)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,574,559	(52,419,107)

DIVIDENDS:
Dividends from net investment income
Class A	—	(280,393)
Class B	—	(514,351)
Class K†	—	(2,687,031)

TOTAL DIVIDENDS	—	(3,481,775)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 11,545 and 1,458,446 shares, respectively ]	118,615	15,189,461
Capital shares issued in reinvestment of dividends [ 0 and 30,567 shares, respectively ]	—	280,393
Capital shares repurchased [ (58,947) and (58,676,995) shares, respectively ]	(601,450)	(550,221,291	)(z)

Total Class A transactions	(482,835)	(534,751,437)

Class B
Capital shares sold [ 766,242 and 4,366,400 shares, respectively ]	7,824,747	44,869,973
Capital shares issued in reinvestment of dividends [ 0 and 56,384 shares, respectively ]	—	514,351
Capital shares repurchased [ (1,494,242) and (5,422,275) shares, respectively ]	(15,140,067)	(54,888,400)

Total Class B transactions	(7,315,320)	(9,504,076)

Class K†
Capital shares sold [ 254,129 and 54,630,728 shares, respectively ]	2,577,004	508,586,752	(z)
Capital shares issued in reinvestment of dividends [ 0 and 294,919 shares, respectively ]	—	2,687,031
Capital shares repurchased [ (5,186,642) and (1,793,993) shares, respectively ]	(53,398,073)	(16,671,534)

Total Class K transactions	(50,821,069)	494,602,249

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,619,224)	(49,653,264)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,044,665)	(105,554,146)
NET ASSETS:
Beginning of period	650,615,617	756,169,763

End of period (a)	$640,570,952	$650,615,617

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,941,709	$161,960

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Large Cap Core Equity Portfolio exchanged approximately 53,941,027 Class A shares for approximately 53,941,027 Class K shares. This exchange amounted to approximately $502,182,547.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.39	$10.17	$9.14	$6.98	$11.66	$11.96

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04 (e)	0.06 (e)	0.12 (e)	0.08 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.65	(0.76)	1.02	2.18	(4.67)	0.52

Total from investment operations	0.67	(0.72)	1.08	2.30	(4.59)	0.61

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	(0.14)	(0.07)	(0.08)
Distributions from net realized gains	—	—	—	—	(0.02)	(0.83)

Total dividends and distributions	—	(0.06)	(0.05)	(0.14)	(0.09)	(0.91)

Net asset value, end of period	$10.06	$9.39	$10.17	$9.14	$6.98	$11.66

Total return (b)	7.14%	(7.11)%	11.84%	32.92%	(39.40)%	5.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,487	$3,698	$585,508	$554,828	$764,481	$842,193
Ratio of expenses to average net assets:
After waivers (a)	1.14%	0.88%	0.90%	0.92%	1.10%	1.10%
After waivers and fees paid indirectly (a)	1.14%	0.88%	0.90%	0.81%	1.09%	1.09%
Before waivers and fees paid indirectly (a)	1.14%	0.88%	0.90%	0.92%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.33%	0.35%	0.59%	1.42%	0.86%	0.74%
After waivers and fees paid indirectly (a)	0.34%	0.36%	0.60%	1.54%	0.86%	0.74%
Before waivers and fees paid indirectly (a)	0.33%	0.35%	0.59%	1.42%	0.86%	0.74%
Portfolio turnover rate	14%	44%	44%	85%	50%	51%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class B		2011	2010	2009		2008	2007
Net asset value, beginning of period	$9.39	$10.17	$9.14	$6.98		$11.67	$11.96

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.03 (e)	0.03 (e)	0.09	(e)	0.06 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66	(0.78)	1.03	2.18		(4.68)	0.53

Total from investment operations	0.68	(0.75)	1.06	2.27		(4.62)	0.59

Less distributions:
Dividends from net investment income	—	(0.03)	(0.03)	(0.11)		(0.05)	(0.05)
Distributions from net realized gains	—	—	—	—		(0.02)	(0.83)

Total dividends and distributions	—	(0.03)	(0.03)	(0.11)		(0.07)	(0.88)

Net asset value, end of period	$10.07	$9.39	$10.17	$9.14		$6.98	$11.67

Total return (b)	7.24%	(7.34)%	11.56%	32.58%		(39.61)%	5.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$151,494	$148,166	$170,662	$157,673		$116,354	$215,406
Ratio of expenses to average net assets:
After waivers (a)	1.14%	1.13%	1.15%	1.17	%(c)	1.35%	1.35%
After waivers and fees paid indirectly (a)	1.14%	1.13%	1.15%	1.10%		1.34%	1.34%
Before fees paid indirectly (a)	1.14%	1.13%	1.15%	1.17	%(c)	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.34%	0.26%	0.34%	1.14%		0.58%	0.49%
After waivers and fees paid indirectly (a)	0.34%	0.26%	0.35%	1.22%		0.59%	0.50%
Before fees paid indirectly (a)	0.34%	0.26%	0.34%	1.14%		0.58%	0.49%
Portfolio turnover rate	14%	44%	44%	85%		50%	51%

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.39	$9.18

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.65	0.23

Total from investment operations	0.68	0.26

Less distributions:
Dividends from net investment income	—	(0.05)

Net asset value, end of period	$10.07	$9.39

Total return (b)	7.24%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$485,590	$498,752
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.89%	0.88%
Before fees paid indirectly (a)	0.89%	0.89%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.59%	0.88%
Before fees paid indirectly (a)	0.59%	0.88%
Portfolio turnover rate	14%	44%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	17.6%
Health Care	12.5
Energy	11.4
Consumer Discretionary	9.2
Industrials	8.7
Information Technology	8.4
Consumer Staples	7.4
Utilities	3.5
Telecommunication Services	3.4
Materials	2.9
Cash and Other	15.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,074.40	$6.01
Hypothetical (5% average return before expenses)	1,000.00	1,019.07	5.85
Class B
Actual	1,000.00	1,074.40	6.02
Hypothetical (5% average return before expenses)	1,000.00	1,019.06	5.86
Class K
Actual	1,000.00	1,075.50	4.73
Hypothetical (5% average return before expenses)	1,000.00	1,020.31	4.60

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.17%, 1.17% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (1.2%)
Delphi Automotive plc*	31,450	$801,975
Johnson Controls, Inc.	330,270	9,151,782
Lear Corp.	42,700	1,611,071
TRW Automotive Holdings Corp.*	29,400	1,080,744
Visteon Corp.*	2,600	97,500
WABCO Holdings, Inc.*	300	15,879

		12,758,951

Automobiles (0.5%)
Ford Motor Co.	297,400	2,852,066
General Motors Co.*	154,530	3,047,331
Thor Industries, Inc.	2,100	57,561

		5,956,958

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	27,400	991,606
DeVry, Inc.	3,500	108,395
H&R Block, Inc.	5,800	92,684
Service Corp. International	11,600	143,492

		1,336,177

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	22,200	760,794
Choice Hotels International, Inc.	1,300	51,909
Hyatt Hotels Corp., Class A*	2,400	89,184
International Game Technology	7,000	110,250
Marriott International, Inc., Class A	1,000	39,200
MGM Resorts International*	187,700	2,094,732
Penn National Gaming, Inc.*	3,200	142,688
Royal Caribbean Cruises Ltd.	8,100	210,843
Wendy’s Co.	14,900	70,328

		3,569,928

Household Durables (0.4%)
D.R. Horton, Inc.	13,700	251,806
Garmin Ltd.	5,400	206,766
Harman International Industries, Inc.	3,800	150,480
Jarden Corp.	3,300	138,666
Leggett & Platt, Inc.	7,500	158,475
Lennar Corp., Class A	8,600	265,826
Mohawk Industries, Inc.*	3,100	216,473
Newell Rubbermaid, Inc.	99,300	1,801,302
NVR, Inc.*	975	828,750
PulteGroup, Inc.*	18,257	195,350
Toll Brothers, Inc.*	7,600	225,948
Whirlpool Corp.	4,100	250,756

		4,690,598

Internet & Catalog Retail (0.1%)
Expedia, Inc.	1,800	86,526
HomeAway, Inc.*	182	3,957
Liberty Interactive Corp.*	25,600	455,424

		545,907

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	48,630	$1,647,098
Mattel, Inc.	4,100	133,004

		1,780,102

Media (4.9%)
Cablevision Systems Corp. - New York Group, Class A	9,500	126,255
CBS Corp., Class B	80,300	2,632,234
Clear Channel Outdoor Holdings, Inc., Class A*	900	5,418
Comcast Corp., Class A	133,020	4,219,749
DIRECTV, Class A*	29,600	1,445,072
DISH Network Corp., Class A	2,400	68,520
DreamWorks Animation SKG, Inc., Class A*	3,600	68,616
Gannett Co., Inc.	132,500	1,951,725
Interpublic Group of Cos., Inc.	22,200	240,870
John Wiley & Sons, Inc., Class A	1,400	68,586
Lamar Advertising Co., Class A*	500	14,300
Liberty Media Corp. - Liberty Capital*	5,420	476,472
Madison Square Garden Co., Class A*	3,075	115,128
McGraw-Hill Cos., Inc.	31,100	1,399,500
News Corp., Class A	153,403	3,419,353
Omnicom Group, Inc.	47,035	2,285,901
Regal Entertainment Group, Class A	2,700	37,152
Thomson Reuters Corp.	19,800	563,310
Time Warner Cable, Inc.	33,500	2,750,350
Time Warner, Inc.	356,243	13,715,356
Viacom, Inc., Class B	241,770	11,368,025
Walt Disney Co.	134,270	6,512,095
Washington Post Co., Class B	300	112,146

		53,596,133

Multiline Retail (0.8%)
Dillard’s, Inc., Class A	1,600	101,888
J.C. Penney Co., Inc.	8,500	198,135
Kohl’s Corp.	25,290	1,150,442
Macy’s, Inc.	77,500	2,662,125
Sears Holdings Corp.*	1,900	113,430
Target Corp.	84,430	4,912,982

		9,139,002

Specialty Retail (0.7%)
Aaron’s, Inc.	900	25,479
Abercrombie & Fitch Co., Class A	4,500	153,630
Advance Auto Parts, Inc.	9,100	620,802
American Eagle Outfitters, Inc.	2,300	45,379
AutoNation, Inc.*	900	31,752
Best Buy Co., Inc.	14,400	301,824
CarMax, Inc.*	10,000	259,400
Chico’s FAS, Inc.	2,600	38,584
DSW, Inc., Class A	100	5,440
Foot Locker, Inc.	6,400	195,712
GameStop Corp., Class A	32,300	593,028
Guess?, Inc.	3,400	103,258

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Home Depot, Inc.	16,800	$890,232
Lowe’s Cos., Inc.	93,170	2,649,755
Sally Beauty Holdings, Inc.*	500	12,870
Signet Jewelers Ltd.	4,500	198,045
Staples, Inc.	118,575	1,547,403
Tiffany & Co.	1,100	58,245
Williams-Sonoma, Inc.	2,100	73,437

		7,804,275

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	800	35,208
PVH Corp.	300	23,337

		58,545

Total Consumer Discretionary		101,236,576

Consumer Staples (7.4%)
Beverages (0.6%)
Beam, Inc.	8,400	524,916
Brown-Forman Corp., Class B	700	67,795
Coca-Cola Enterprises, Inc.	14,800	414,992
Constellation Brands, Inc., Class A*	8,400	227,304
Diageo plc	135,985	3,498,250
Molson Coors Brewing Co., Class B	6,800	282,948
PepsiCo, Inc.	22,720	1,605,395

		6,621,600

Food & Staples Retailing (1.1%)
CVS Caremark Corp.	107,495	5,023,241
Kroger Co.	120,500	2,794,395
Safeway, Inc.	11,000	199,650
Sysco Corp.	14,800	441,188
Walgreen Co.	86,810	2,567,840
Wal-Mart Stores, Inc.	19,090	1,330,955

		12,357,269

Food Products (2.1%)
Archer-Daniels-Midland Co.	199,300	5,883,336
Bunge Ltd.	7,800	489,372
Campbell Soup Co.	2,000	66,760
ConAgra Foods, Inc.	22,200	575,646
Danone S.A.	31,978	1,985,270
Dean Foods Co.*	1,400	23,842
General Mills, Inc.	86,130	3,319,450
Green Mountain Coffee Roasters, Inc.*	1,100	23,958
H.J. Heinz Co.	6,500	353,470
Hillshire Brands Co.	950	27,541
Hormel Foods Corp.	3,100	94,302
Ingredion, Inc.	3,200	158,464
J.M. Smucker Co.	15,180	1,146,394
Kellogg Co.	18,680	921,484
Kraft Foods, Inc., Class A	89,900	3,471,938
Nestle S.A. (Registered)	39,147	2,335,174
Ralcorp Holdings, Inc.*	3,000	200,220
Smithfield Foods, Inc.*	8,600	186,018
Tyson Foods, Inc., Class A	59,207	1,114,868

		22,377,507

Household Products (1.9%)
Church & Dwight Co., Inc.	2,900	160,863

Clorox Co.	6,500	$470,990
Colgate-Palmolive Co.	2,100	218,610
Energizer Holdings, Inc.*	3,500	263,375
Kimberly-Clark Corp.	2,200	184,294
Procter & Gamble Co.	321,602	19,698,122

		20,996,254

Personal Products (0.0%)
Avon Products, Inc.	5,200	84,292

Tobacco (1.7%)
Altria Group, Inc.	136,465	4,714,866
Lorillard, Inc.	33,830	4,463,868
Philip Morris International, Inc.	101,275	8,837,257
Reynolds American, Inc.	18,700	839,069

		18,855,060

Total Consumer Staples		81,291,982

Energy (11.4%)
Energy Equipment & Services (0.7%)
Atwood Oceanics, Inc.*	2,100	79,464
Baker Hughes, Inc.	23,492	965,521
Cameron International Corp.*	3,100	132,401
Diamond Offshore Drilling, Inc.	3,700	218,781
Halliburton Co.	33,600	953,904
Helmerich & Payne, Inc.	36,000	1,565,280
McDermott International, Inc.*	12,600	140,364
Nabors Industries Ltd.*	15,500	223,200
National Oilwell Varco, Inc.	17,600	1,134,144
Oil States International, Inc.*	400	26,480
Patterson-UTI Energy, Inc.	8,300	120,848
Rowan Cos., plc, Class A*	6,600	213,378
RPC, Inc.	400	4,756
SEACOR Holdings, Inc.*	600	53,628
Superior Energy Services, Inc.*	8,400	169,932
Tidewater, Inc.	2,700	125,172
Transocean Ltd.	44,300	1,981,539
Unit Corp.*	2,600	95,914

		8,204,706

Oil, Gas & Consumable Fuels (10.7%)
Alpha Natural Resources, Inc.*	11,747	102,316
Anadarko Petroleum Corp.	39,000	2,581,800
Apache Corp.	37,146	3,264,762
BP plc (ADR)	65,800	2,667,532
Cheniere Energy, Inc.*	3,400	50,116
Chesapeake Energy Corp.	35,400	658,440
Chevron Corp.	187,124	19,741,582
Cimarex Energy Co.	4,600	253,552
Cobalt International Energy, Inc.*	500	11,750
ConocoPhillips	67,685	3,782,238
CONSOL Energy, Inc.	12,100	365,904
Denbury Resources, Inc.*	20,855	315,119
Devon Energy Corp.	32,900	1,907,871
Encana Corp.	133,150	2,773,515
Energen Corp.	3,900	176,007
EOG Resources, Inc.	12,105	1,090,782
EQT Corp.	7,000	375,410
EXCO Resources, Inc.	6,600	50,094
Exxon Mobil Corp.	507,299	43,409,575

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Hess Corp.	19,360	$841,192
HollyFrontier Corp.	11,000	389,730
Laredo Petroleum Holdings, Inc.*	100	2,080
Marathon Oil Corp.	91,800	2,347,326
Marathon Petroleum Corp.	61,550	2,764,826
Murphy Oil Corp.	10,400	523,016
Newfield Exploration Co.*	7,200	211,032
Noble Energy, Inc.	7,400	627,668
Occidental Petroleum Corp.	161,891	13,885,391
Peabody Energy Corp.	14,500	355,540
Phillips 66*	135,742	4,512,064
Pioneer Natural Resources Co.	1,100	97,031
Plains Exploration & Production Co.*	6,900	242,742
QEP Resources, Inc.	9,500	284,715
SandRidge Energy, Inc.*	26,100	174,609
SM Energy Co.	600	29,466
Southwestern Energy Co.*	116,950	3,734,213
Spectra Energy Corp.	34,900	1,014,194
Sunoco, Inc.	700	33,250
Teekay Corp.	1,900	55,632
Tesoro Corp.*	7,500	187,200
Ultra Petroleum Corp.*	8,100	186,867
Valero Energy Corp.	47,300	1,142,295
Whiting Petroleum Corp.*	5,400	222,048
World Fuel Services Corp.	2,600	98,878
WPX Energy, Inc.*	10,566	170,958

		117,712,328

Total Energy		125,917,034

Financials (17.6%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	700	76,615
American Capital Ltd.*	17,800	179,246
Ameriprise Financial, Inc.	11,700	611,442
Ares Capital Corp.	11,800	188,328
Bank of New York Mellon Corp.	209,349	4,595,210
BlackRock, Inc.	17,267	2,932,282
Charles Schwab Corp.	57,500	743,475
E*TRADE Financial Corp.*	15,200	122,208
Federated Investors, Inc., Class B	800	17,480
Franklin Resources, Inc.	16,670	1,850,203
Goldman Sachs Group, Inc.	68,190	6,536,693
Invesco Ltd.	23,900	540,140
Janus Capital Group, Inc.	10,000	78,200
Jefferies Group, Inc.	7,500	97,425
Legg Mason, Inc.	7,500	197,775
LPL Financial Holdings, Inc.	232	7,835
Morgan Stanley	82,435	1,202,727
Northern Trust Corp.	11,500	529,230
Raymond James Financial, Inc.	6,100	208,864
State Street Corp.	102,470	4,574,261
TD Ameritrade Holding Corp.	12,400	210,800

		25,500,439

Commercial Banks (4.4%)
Associated Banc-Corp	9,300	122,667

Bank of Hawaii Corp.	2,400	$110,280
BB&T Corp.	227,450	7,016,833
BOK Financial Corp.	1,400	81,480
CapitalSource, Inc.	12,400	83,328
CIT Group, Inc.*	94,200	3,357,288
City National Corp./California	2,500	121,450
Comerica, Inc.	10,500	322,455
Commerce Bancshares, Inc./Missouri	4,025	152,548
Cullen/Frost Bankers, Inc.	2,900	166,721
East West Bancorp, Inc.	7,700	180,642
Fifth Third Bancorp	49,200	659,280
First Citizens BancShares, Inc./North Carolina, Class A	300	49,995
First Horizon National Corp.	13,439	116,247
First Niagara Financial Group, Inc.	18,800	143,820
First Republic Bank/California*	5,400	181,440
Fulton Financial Corp.	10,700	106,893
Huntington Bancshares, Inc./Ohio	46,200	295,680
KeyCorp	77,000	595,980
M&T Bank Corp.	6,767	558,751
PNC Financial Services Group, Inc.	68,443	4,182,552
Popular, Inc.*	5,420	90,026
Regions Financial Corp.	113,700	767,475
Signature Bank/New York*	2,200	134,134
SunTrust Banks, Inc.	41,210	998,518
SVB Financial Group*	2,400	140,928
Synovus Financial Corp.	42,000	83,160
TCF Financial Corp.	8,600	98,728
U.S. Bancorp	101,400	3,261,024
Valley National Bancorp	10,519	111,501
Wells Fargo & Co.	716,120	23,947,053
Zions Bancorp	9,800	190,316

		48,429,193

Consumer Finance (1.0%)
American Express Co.	19,100	1,111,811
Capital One Financial Corp.	143,750	7,857,375
Discover Financial Services	41,900	1,448,902
SLM Corp.	26,100	410,031

		10,828,119

Diversified Financial Services (4.4%)
Bank of America Corp.	933,173	7,633,355
CBOE Holdings, Inc.	600	16,608
Citigroup, Inc.	525,260	14,397,377
CME Group, Inc.	3,600	965,196
Interactive Brokers Group, Inc., Class A	2,100	30,912
JPMorgan Chase & Co.	635,771	22,716,098
Leucadia National Corp.	33,100	704,037
Moody’s Corp.	47,620	1,740,511
NASDAQ OMX Group, Inc.	6,200	140,554
NYSE Euronext	13,500	345,330

		48,689,978

Insurance (3.9%)
ACE Ltd.	40,200	2,980,026
Aflac, Inc.	25,000	1,064,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Alleghany Corp.*	968	$328,878
Allied World Assurance Co. Holdings AG	1,000	79,470
Allstate Corp.	26,200	919,358
American Financial Group, Inc./Ohio	4,600	180,458
American International Group, Inc.*	34,500	1,107,105
American National Insurance Co.	400	28,508
Aon plc	55,595	2,600,734
Arch Capital Group Ltd.*	6,400	254,016
Aspen Insurance Holdings Ltd.	3,800	109,820
Assurant, Inc.	4,600	160,264
Assured Guaranty Ltd.	8,600	121,260
Axis Capital Holdings Ltd.	5,800	188,790
Berkshire Hathaway, Inc., Class B*	107,206	8,933,476
Brown & Brown, Inc.	5,700	155,439
Chubb Corp.	44,670	3,252,869
Cincinnati Financial Corp.	7,800	296,946
CNA Financial Corp.	1,400	38,808
Endurance Specialty Holdings Ltd.	2,100	80,472
Everest Reinsurance Group Ltd.	2,800	289,772
Fidelity National Financial, Inc., Class A	11,900	229,194
Genworth Financial, Inc., Class A*	26,300	148,858
Hanover Insurance Group, Inc.	1,300	50,869
Hartford Financial Services Group, Inc.	23,500	414,305
HCC Insurance Holdings, Inc.	5,400	169,560
Kemper Corp.	2,600	79,950
Lincoln National Corp.	15,200	332,424
Loews Corp.	16,700	683,197
Markel Corp.*	600	265,020
Marsh & McLennan Cos., Inc.	6,100	196,603
MBIA, Inc.*	7,500	81,075
Mercury General Corp.	1,400	58,338
MetLife, Inc.	151,190	4,664,212
Old Republic International Corp.	13,800	114,402
PartnerReinsurance Ltd.	3,500	264,845
Principal Financial Group, Inc.	16,000	419,680
ProAssurance Corp.	1,700	151,453
Progressive Corp.	32,700	681,141
Protective Life Corp.	4,300	126,463
Prudential Financial, Inc.	71,315	3,453,785
Reinsurance Group of America, Inc.	22,300	1,186,583
RenaissanceReinsurance Holdings Ltd.	2,800	212,828
StanCorp Financial Group, Inc.	2,400	89,184
Torchmark Corp.	5,300	267,915
Travelers Cos., Inc.	62,269	3,975,253
Unum Group	15,200	290,776
Validus Holdings Ltd.	4,500	144,135
W. R. Berkley Corp.	5,900	229,628
White Mountains Insurance Group Ltd.	400	208,700

XL Group plc	16,600	$349,264

		42,710,859

Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	3,300	239,976
American Campus Communities, Inc. (REIT)	3,600	161,928
American Capital Agency Corp. (REIT)	16,010	538,096
Annaly Capital Management, Inc. (REIT)	52,138	874,876
Apartment Investment & Management Co. (REIT), Class A	2,000	54,060
AvalonBay Communities, Inc. (REIT)	5,100	721,548
BioMed Realty Trust, Inc. (REIT)	8,200	153,176
Boston Properties, Inc. (REIT)	6,700	726,079
Brandywine Realty Trust (REIT)	7,600	93,784
BRE Properties, Inc. (REIT)	2,900	145,058
Camden Property Trust (REIT)	1,100	74,437
CBL & Associates Properties, Inc. (REIT)	7,900	154,366
Chimera Investment Corp. (REIT)	54,900	129,564
CommonWealth REIT (REIT)	4,425	84,606
Corporate Office Properties Trust/Maryland (REIT)	3,800	89,338
DDR Corp. (REIT)	11,700	171,288
Douglas Emmett, Inc. (REIT)	7,400	170,940
Duke Realty Corp. (REIT)	14,200	207,888
Equity Lifestyle Properties, Inc. (REIT)	400	27,588
Equity Residential (REIT)	14,800	922,928
Extra Space Storage, Inc. (REIT)	2,000	61,200
Federal Realty Investment Trust (REIT)	800	83,272
General Growth Properties, Inc. (REIT)	28,259	511,205
Hatteras Financial Corp. (REIT)	5,200	148,720
HCP, Inc. (REIT)	20,861	921,013
Health Care REIT, Inc. (REIT)	11,400	664,620
Home Properties, Inc. (REIT)	1,200	73,632
Hospitality Properties Trust (REIT)	6,600	163,482
Host Hotels & Resorts, Inc. (REIT)	38,409	607,630
Kilroy Realty Corp. (REIT)	3,400	164,594
Kimco Realty Corp. (REIT)	21,700	412,951
Liberty Property Trust (REIT)	5,500	202,620
Macerich Co. (REIT)	7,135	421,322
Mack-Cali Realty Corp. (REIT)	4,700	136,629
MFA Financial, Inc. (REIT)	19,100	150,699
Mid-America Apartment Communities, Inc. (REIT)	100	6,824
National Retail Properties, Inc. (REIT)	5,700	161,253

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Piedmont Office Realty Trust, Inc. (REIT), Class A	9,200	$158,332
Post Properties, Inc. (REIT)	1,700	83,215
Prologis, Inc. (REIT)	24,615	817,956
Rayonier, Inc. (REIT)	1,400	62,860
Realty Income Corp. (REIT)	7,100	296,567
Regency Centers Corp. (REIT)	1,900	90,383
Retail Properties of America, Inc. (REIT), Class A	4,500	43,740
Senior Housing Properties Trust (REIT)	8,700	194,184
Simon Property Group, Inc. (REIT)	2,624	408,452
SL Green Realty Corp. (REIT)	4,800	385,152
Taubman Centers, Inc. (REIT)	2,200	169,752
UDR, Inc. (REIT)	13,200	341,088
Ventas, Inc. (REIT)	15,506	978,739
Vornado Realty Trust (REIT)	9,958	836,273
Weingarten Realty Investors (REIT)	6,400	168,576
Weyerhaeuser Co. (REIT)	19,492	435,841

		16,104,300

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	7,500	109,500
Howard Hughes Corp.*	1,485	91,536
Jones Lang LaSalle, Inc.	2,400	168,888
St. Joe Co.*	3,000	47,430

		417,354

Thrifts & Mortgage Finance (0.1%)
BankUnited, Inc.	1,800	42,444
Capitol Federal Financial, Inc.	8,716	103,546
Hudson City Bancorp, Inc.	28,200	179,634
New York Community Bancorp, Inc.	23,500	294,455
People’s United Financial, Inc.	14,900	172,989
TFS Financial Corp.*	4,200	40,110
Washington Federal, Inc.	5,700	96,273

		929,451

Total Financials		193,609,693

Health Care (12.5%)
Biotechnology (0.2%)
Amylin Pharmaceuticals, Inc.*	800	22,584
Gilead Sciences, Inc.*	35,000	1,794,800
Vertex Pharmaceuticals, Inc.*	8,900	497,688

		2,315,072

Health Care Equipment & Supplies (1.5%)
Alere, Inc.*	4,300	83,592
Baxter International, Inc.	2,500	132,875
Becton, Dickinson and Co.	16,710	1,249,073
Boston Scientific Corp.*	76,400	433,188
CareFusion Corp.*	11,800	303,024
Cooper Cos., Inc.	1,800	143,568
Covidien plc	121,300	6,489,550
DENTSPLY International, Inc.	4,200	158,802
Hill-Rom Holdings, Inc.	3,300	101,805
Hologic, Inc.*	14,100	254,364

Medtronic, Inc.	108,270	$4,193,297
Sirona Dental Systems, Inc.*	2,400	108,024
St. Jude Medical, Inc.	48,330	1,928,850
Stryker Corp.	4,400	242,440
Teleflex, Inc.	2,200	134,002
Zimmer Holdings, Inc.	8,500	547,060

		16,503,514

Health Care Providers & Services (2.1%)
Aetna, Inc.	31,300	1,213,501
AMERIGROUP Corp.*	800	52,728
Brookdale Senior Living, Inc.*	5,200	92,248
Cardinal Health, Inc.	8,500	357,000
Cigna Corp.	15,400	677,600
Community Health Systems, Inc.*	4,800	134,544
Coventry Health Care, Inc.	7,600	241,604
HCA Holdings, Inc.	3,100	94,333
Health Management Associates, Inc., Class A*	13,700	107,545
Health Net, Inc.*	34,900	847,023
Henry Schein, Inc.*	2,100	164,829
Humana, Inc.	8,800	681,472
LifePoint Hospitals, Inc.*	2,600	106,548
Lincare Holdings, Inc.	1,000	34,020
McKesson Corp.	49,700	4,659,375
MEDNAX, Inc.*	2,600	178,204
Omnicare, Inc.	6,000	187,380
Patterson Cos., Inc.	300	10,341
Quest Diagnostics, Inc.	25,960	1,555,004
Tenet Healthcare Corp.*	20,800	108,992
UnitedHealth Group, Inc.	112,507	6,581,659
Universal Health Services, Inc., Class B	4,500	194,220
VCA Antech, Inc.*	4,600	101,108
WellPoint, Inc.	72,000	4,592,880

		22,974,158

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	10,200	111,486

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	1,100	110,011
Charles River Laboratories International, Inc.*	900	29,484
Covance, Inc.*	2,800	133,980
Life Technologies Corp.*	8,700	391,413
PerkinElmer, Inc.	6,000	154,800
QIAGEN N.V.*	12,600	210,420
Thermo Fisher Scientific, Inc.	51,170	2,656,235

		3,686,343

Pharmaceuticals (8.4%)
Abbott Laboratories	57,920	3,734,102
AstraZeneca plc (ADR)	66,500	2,975,875
Bristol-Myers Squibb Co.	8,337	299,715
Eli Lilly and Co.	34,900	1,497,559
Endo Health Solutions, Inc.*	2,300	71,254
Forest Laboratories, Inc.*	14,200	496,858
Hospira, Inc.*	8,800	307,824

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Johnson & Johnson	392,705	$26,531,150
Merck & Co., Inc.	459,995	19,204,791
Mylan, Inc.*	1,800	38,466
Pfizer, Inc.	1,544,066	35,513,518
Roche Holding AG	5,908	1,019,883
Roche Holding AG (ADR)	21,900	946,518

		92,637,513

Total Health Care		138,228,086

Industrials (8.7%)
Aerospace & Defense (2.8%)
Alliant Techsystems, Inc.	1,800	91,026
Boeing Co.	3,900	289,770
Exelis, Inc.	9,900	97,614
General Dynamics Corp.	27,100	1,787,516
Honeywell International, Inc.	213,925	11,945,572
Huntington Ingalls Industries, Inc.*	8,654	348,237
L-3 Communications Holdings, Inc.	5,200	384,852
Lockheed Martin Corp.	78,020	6,793,982
Northrop Grumman Corp.	56,970	3,634,116
Raytheon Co.	17,800	1,007,302
Spirit AeroSystems Holdings, Inc., Class A*	4,900	116,767
Textron, Inc.	14,000	348,180
Triumph Group, Inc.	1,800	101,286
United Technologies Corp.	53,340	4,028,770

		30,974,990

Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	1,100	42,625
FedEx Corp.	15,800	1,447,438
United Parcel Service, Inc., Class B	27,350	2,154,086
UTi Worldwide, Inc.	5,500	80,355

		3,724,504

Airlines (0.2%)
Copa Holdings S.A., Class A	400	32,992
Delta Air Lines, Inc.*	147,000	1,609,650
Southwest Airlines Co.	33,100	305,182

		1,947,824

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	35,200	783,904
Owens Corning, Inc.*	6,500	185,510

		969,414

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	5,500	150,370
Cintas Corp.	3,200	123,552
Corrections Corp. of America	5,300	156,085
Covanta Holding Corp.	5,400	92,610
Iron Mountain, Inc.	500	16,480
KAR Auction Services, Inc.*	1,500	25,785
Pitney Bowes, Inc.	3,400	50,898
R.R. Donnelley & Sons Co.	9,600	112,992
Republic Services, Inc.	16,200	428,652

Waste Connections, Inc.	6,150	$184,008
Waste Management, Inc.	24,700	824,980

		2,166,412

Construction & Engineering (0.1%)
AECOM Technology Corp.*	6,000	98,700
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,000	75,920
Fluor Corp.	7,840	386,826
Jacobs Engineering Group, Inc.*	6,900	261,234
KBR, Inc.	7,900	195,209
Quanta Services, Inc.*	11,100	267,177
Shaw Group, Inc.*	3,500	95,585
URS Corp.	4,000	139,520

		1,520,171

Electrical Equipment (0.1%)
Cooper Industries plc	2,700	184,086
Emerson Electric Co.	6,200	288,796
General Cable Corp.*	2,500	64,850
GrafTech International Ltd.*	6,700	64,655
Hubbell, Inc., Class B	600	46,764
Regal-Beloit Corp.	2,100	130,746

		779,897

Industrial Conglomerates (3.3%)
3M Co.	41,360	3,705,856
Carlisle Cos., Inc.	3,000	159,060
Danaher Corp.	64,350	3,351,348
General Electric Co.	1,199,050	24,988,202
Tyco International Ltd.	81,570	4,310,974

		36,515,440

Machinery (1.1%)
AGCO Corp.*	5,200	237,796
CNH Global N.V.*	1,500	58,290
Colfax Corp.*	1,800	49,626
Crane Co.	2,600	94,588
Cummins, Inc.	31,100	3,013,901
Dover Corp.	9,800	525,378
Eaton Corp.	49,310	1,954,155
Flowserve Corp.	300	34,425
Gardner Denver, Inc.	2,700	142,857
Harsco Corp.	4,300	87,634
IDEX Corp.	3,600	140,328
Illinois Tool Works, Inc.	1,300	68,757
Ingersoll-Rand plc	2,900	122,322
ITT Corp.	3,750	66,000
Kennametal, Inc.	4,300	142,545
Manitowoc Co., Inc.	1,600	18,720
Navistar International Corp.*	3,200	90,784
Nordson Corp.	300	15,387
Oshkosh Corp.*	4,900	102,655
PACCAR, Inc.	14,800	580,012
Parker Hannifin Corp.	14,600	1,122,448
Pentair, Inc.	5,300	202,884
Snap-on, Inc.	2,500	155,625
SPX Corp.	1,900	124,108
Stanley Black & Decker, Inc.	41,661	2,681,302
Terex Corp.*	5,900	105,197
Timken Co.	4,300	196,897
Trinity Industries, Inc.	4,200	104,916

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Xylem, Inc.	8,800	$221,496

		12,461,033

Marine (0.0%)
Alexander & Baldwin, Inc.	2,100	111,825
Kirby Corp.*	800	37,664

		149,489

Professional Services (0.2%)
Dun & Bradstreet Corp.	14,460	1,029,118
Equifax, Inc.	600	27,960
Manpower, Inc.	4,300	157,595
Nielsen Holdings N.V.*	4,829	126,617
Towers Watson & Co., Class A	3,300	197,670
Verisk Analytics, Inc., Class A*	1,100	54,186

		1,593,146

Road & Rail (0.3%)
Canadian National Railway Co.	15,030	1,268,231
Con-way, Inc.	1,300	46,943
CSX Corp.	17,900	400,244
Hertz Global Holdings, Inc.*	5,700	72,960
Kansas City Southern	1,300	90,428
Norfolk Southern Corp.	17,400	1,248,798
Ryder System, Inc.	2,700	97,227

		3,224,831

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	3,600	69,804
GATX Corp.	2,500	96,250
MRC Global, Inc.*	400	8,512
WESCO International, Inc.*	2,300	132,365

		306,931

Total Industrials		96,334,082

Information Technology (8.4%)
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.*	24,500	120,785
Cisco Systems, Inc.	994,880	17,082,090
EchoStar Corp., Class A*	1,500	39,630
Harris Corp.	4,300	179,955
JDS Uniphase Corp.*	12,300	135,300
Juniper Networks, Inc.*	28,300	461,573
Motorola Solutions, Inc.	8,700	418,557
Polycom, Inc.*	9,500	99,940

		18,537,830

Computers & Peripherals (0.8%)
Dell, Inc.*	118,400	1,482,368
Diebold, Inc.	3,100	114,421
Hewlett-Packard Co.	304,280	6,119,071
Lexmark International, Inc., Class A	3,800	101,004
NetApp, Inc.*	6,400	203,648
SanDisk Corp.*	13,000	474,240
Western Digital Corp.*	7,400	225,552

		8,720,304

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.*	5,900	193,579

Avnet, Inc.*	7,700	$237,622
AVX Corp.	2,500	26,725
Corning, Inc.	81,200	1,049,916
Dolby Laboratories, Inc., Class A*	1,100	45,430
FLIR Systems, Inc.	1,500	29,250
Ingram Micro, Inc., Class A*	8,100	141,507
Itron, Inc.*	2,100	86,604
Jabil Circuit, Inc.	8,000	162,640
Molex, Inc.	7,300	174,762
Tech Data Corp.*	2,100	101,157
Vishay Intertechnology, Inc.*	7,700	72,611

		2,321,803

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	700	22,225
AOL, Inc.*	3,775	106,002
IAC/InterActiveCorp	3,300	150,480
VeriSign, Inc.*	700	30,499
Yahoo!, Inc.*	65,200	1,032,116

		1,341,322

IT Services (1.3%)
Accenture plc, Class A	67,650	4,065,089
Amdocs Ltd.*	9,000	267,480
Booz Allen Hamilton Holding Corp.	1,212	18,519
Computer Sciences Corp.	8,300	206,006
CoreLogic, Inc.*	5,700	104,367
DST Systems, Inc.	1,500	81,465
Fidelity National Information Services, Inc.	13,417	457,251
Fiserv, Inc.*	13,280	959,082
Genpact Ltd.*	1,300	21,619
International Business Machines Corp.	20,890	4,085,666
Mastercard, Inc., Class A	2,394	1,029,683
Paychex, Inc.	1,200	37,692
SAIC, Inc.	9,800	118,776
Total System Services, Inc.	1,200	28,716
Visa, Inc., Class A	10,400	1,285,752
Western Union Co.	107,675	1,813,247

		14,580,410

Office Electronics (0.1%)
Xerox Corp.	72,094	567,380
Zebra Technologies Corp., Class A*	2,300	79,028

		646,408

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Semiconductor Engineering, Inc. (ADR)	95,769	389,780
Analog Devices, Inc.	14,600	549,982
Applied Materials, Inc.	633,150	7,255,899
ASML Holding N.V. (N.Y. Shares)	8,290	426,272
Atmel Corp.*	21,700	145,390
Avago Technologies Ltd.	700	25,130
Broadcom Corp., Class A*	11,200	378,560
Cree, Inc.*	6,200	159,154
Cypress Semiconductor Corp.*	3,300	43,626

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Fairchild Semiconductor International, Inc.*	6,800	$95,880
Freescale Semiconductor Ltd.*	100	1,025
Intel Corp.	291,080	7,757,282
KLA-Tencor Corp.	9,000	443,250
Lam Research Corp.*	39,812	1,502,505
Marvell Technology Group Ltd.	25,100	283,128
Maxim Integrated Products, Inc.	7,800	199,992
Micron Technology, Inc.*	275,500	1,738,405
NVIDIA Corp.*	33,100	457,442
ON Semiconductor Corp.*	24,300	172,530
PMC-Sierra, Inc.*	12,400	76,136
Silicon Laboratories, Inc.*	200	7,580
Skyworks Solutions, Inc.*	1,100	30,107
Teradyne, Inc.*	8,700	122,322
Texas Instruments, Inc.	302,725	8,685,180

		30,946,557

Software (1.4%)
Activision Blizzard, Inc.	22,600	270,974
Adobe Systems, Inc.*	11,300	365,781
CA, Inc.	26,700	723,303
Compuware Corp.*	11,000	102,190
Electronic Arts, Inc.*	17,000	209,950
Microsoft Corp.	299,400	9,158,646
Oracle Corp.	128,395	3,813,331
Rovi Corp.*	4,700	92,214
Symantec Corp.*	36,300	530,343
Synopsys, Inc.*	7,200	211,896

		15,478,628

Total Information Technology		92,573,262

Materials (2.9%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	33,270	2,685,887
Albemarle Corp.	2,100	125,244
Ashland, Inc.	4,200	291,102
Cabot Corp.	3,400	138,380
CF Industries Holdings, Inc.	2,781	538,791
Cytec Industries, Inc.	2,500	146,600
Dow Chemical Co.	64,000	2,016,000
Eastman Chemical Co.	1,500	75,555
Huntsman Corp.	10,200	131,988
Intrepid Potash, Inc.*	1,500	34,140
Kronos Worldwide, Inc.	1,000	15,790
LyondellBasell Industries N.V., Class A	58,000	2,335,660
Monsanto Co.	76,700	6,349,226
Mosaic Co.	15,900	870,684
PPG Industries, Inc.	26,710	2,834,465
Rockwood Holdings, Inc.	2,600	115,310
RPM International, Inc.	4,300	116,960
Scotts Miracle-Gro Co., Class A	300	12,336
W.R. Grace & Co.*	300	15,135
Westlake Chemical Corp.	800	41,808

		18,891,061

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,200	94,584

Vulcan Materials Co.	6,900	$273,999

		368,583

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,400	122,520
Bemis Co., Inc.	5,500	172,370
Crown Holdings, Inc.*	6,000	206,940
Greif, Inc., Class A	1,700	69,700
Owens-Illinois, Inc.*	2,200	42,174
Packaging Corp. of America	400	11,296
Rock-Tenn Co., Class A	3,400	185,470
Sealed Air Corp.	10,300	159,032
Sonoco Products Co.	5,400	162,810

		1,132,312

Metals & Mining (1.0%)
Alcoa, Inc.	57,000	498,750
Allegheny Technologies, Inc.	5,700	181,773
Barrick Gold Corp.	135,050	5,073,829
Carpenter Technology Corp.	2,200	105,248
Cliffs Natural Resources, Inc.	7,600	374,604
Commercial Metals Co.	6,200	78,368
Freeport-McMoRan Copper & Gold, Inc.	50,800	1,730,756
Molycorp, Inc.*	2,600	56,030
Newmont Mining Corp.	26,300	1,275,813
Nucor Corp.	17,000	644,300
Reliance Steel & Aluminum Co.	4,000	202,000
Southern Copper Corp.	2,200	69,322
Steel Dynamics, Inc.	9,100	106,925
Tahoe Resources, Inc.*	3,300	45,837
Titanium Metals Corp.	4,200	47,502
United States Steel Corp.	7,700	158,620
Walter Energy, Inc.	3,300	145,728

		10,795,405

Paper & Forest Products (0.1%)
Domtar Corp.	2,000	153,420
International Paper Co.	23,400	676,494
MeadWestvaco Corp.	9,200	264,500

		1,094,414

Total Materials		32,281,775

Telecommunication Services (3.4%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	546,015	19,470,895
CenturyLink, Inc.	107,464	4,243,753
Frontier Communications Corp.	53,339	204,289
Level 3 Communications, Inc.*	4,140	91,701
Windstream Corp.	12,700	122,682

		24,133,320

Wireless Telecommunication Services (1.2%)
Clearwire Corp., Class A*	18,700	20,944
MetroPCS Communications, Inc.*	16,200	98,010
NII Holdings, Inc.*	9,100	93,093
Sprint Nextel Corp.*	160,500	523,230
Telephone & Data Systems, Inc.	5,026	107,003
U.S. Cellular Corp.*	700	27,034

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Vodafone Group plc	1,171,526	$3,291,560
Vodafone Group plc (ADR)	328,700	9,262,766

		13,423,640

Total Telecommunication Services		37,556,960

Utilities (3.5%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	45,900	1,831,410
Duke Energy Corp.	71,600	1,651,096
Edison International	49,700	2,296,140
Entergy Corp.	9,500	644,955
Exelon Corp.	45,586	1,714,946
FirstEnergy Corp.	22,370	1,100,380
Great Plains Energy, Inc.	55,000	1,177,550
Hawaiian Electric Industries, Inc.	5,100	145,452
NextEra Energy, Inc.	22,300	1,534,463
Northeast Utilities	16,778	651,154
NV Energy, Inc.	106,000	1,863,480
OGE Energy Corp.	5,300	274,487
Pepco Holdings, Inc.	12,200	238,754
Pinnacle West Capital Corp.	5,900	305,266
PPL Corp.	44,696	1,242,996
Progress Energy, Inc.	15,900	956,703
Southern Co.	46,500	2,152,950
Westar Energy, Inc.	6,700	200,665
Xcel Energy, Inc.	26,000	738,660

		20,721,507

Gas Utilities (0.2%)
AGL Resources, Inc.	6,300	244,125
Atmos Energy Corp.	37,600	1,318,632
National Fuel Gas Co.	3,900	183,222
Questar Corp.	7,300	152,278
UGI Corp.	6,000	176,580

		2,074,837

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	34,300	440,069
Calpine Corp.*	21,600	356,616
NRG Energy, Inc.*	12,100	210,056

		1,006,741

Multi-Utilities (1.3%)
Alliant Energy Corp.	5,900	268,863
Ameren Corp.	13,000	436,020
CenterPoint Energy, Inc.	76,300	1,577,121
CMS Energy Corp.	14,000	329,000
Consolidated Edison, Inc.	15,700	976,383
Dominion Resources, Inc.	30,600	1,652,400
DTE Energy Co.	23,000	1,364,590
Integrys Energy Group, Inc.	4,200	238,854
MDU Resources Group, Inc.	10,100	218,261
NiSource, Inc.	25,700	636,075
PG&E Corp.	56,125	2,540,779
Public Service Enterprise Group, Inc.	55,445	1,801,962
SCANA Corp.	6,300	301,392
Sempra Energy	12,900	888,552

TECO Energy, Inc.	11,500	$207,690
Vectren Corp.	4,400	129,888
Wisconsin Energy Corp.	12,300	486,711

		14,054,541

Water Utilities (0.0%)
American Water Works Co., Inc.	9,400	322,232
Aqua America, Inc.	6,600	164,736

		486,968

Total Utilities		38,344,594

Total Common Stocks (85.0%) (Cost $804,701,916)		937,374,044

CONVERTIBLE PREFERRED STOCK:
Utilities (0.0%)
Electric Utilities (0.0%)
PPL Corp. 9.500%	7,500	396,750

Total Convertible Preferred Stock (0.0%) (Cost $375,000)		396,750

PREFERRED STOCK:
Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%*	5,230	275,569

Total Preferred Stock (0.0%) (Cost $262,641)		275,569

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $1,590)	300	564

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
HSBC USA, Inc.
0.06%, 7/2/12 (p)	$1,652,000	1,651,995

Government Securities (2.0%)
U.S. Treasury Bills
0.11%, 11/1/12#(p)	22,008,300	21,999,915

Total Short-Term Investments (2.2%) (Cost $23,650,522)		23,651,910

Total Investments (87.2%) (Cost $828,991,669)		961,698,837
Other Assets Less Liabilities (12.8%)		141,486,471

Net Assets (100%)		$1,103,185,308

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $21,999,915.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,929	September-12	$126,352,471	$130,824,780	$4,472,309
S&P MidCap 400 E-Mini Index	286	September-12	26,230,647	26,869,700	639,053

					$5,111,362

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$101,236,576	$—	$—	$101,236,576
Consumer Staples	73,473,288	7,818,694	—	81,291,982
Energy	125,917,034	—	—	125,917,034
Financials	193,609,693	—	—	193,609,693
Health Care	137,208,203	1,019,883	—	138,228,086
Industrials	96,334,082	—	—	96,334,082
Information Technology	92,573,262	—	—	92,573,262
Materials	32,281,775	—	—	32,281,775
Telecommunication Services	34,265,400	3,291,560	—	37,556,960
Utilities	38,344,594	—	—	38,344,594
Convertible Preferred Stocks
Utilities	396,750	—	—	396,750
Futures	5,111,362	—	—	5,111,362
Preferred Stocks
Industrials	275,569	—	—	275,569
Rights
Health Care	564	—	—	564
Short-Term Investments	—	23,651,910	—	23,651,910

Total Assets	$931,028,152	$35,782,047	$—	$966,810,199

Total Liabilities	$—	$—	$—	$—

Total	$931,028,152	$35,782,047	$—	$966,810,199

(a) A Security with a market value of $396,750 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	1,526	127
Purchases	—	—
Sales	(1,526)	(127)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets- Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets- Unrealized appreciation	5,111,362	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$5,111,362

Liability Derivatives
Interest rate contracts	Payables, Net Assets- Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets- Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts .	—	—	—	—	—
Equity contracts	—	13,283,615	—	—	13,283,615
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$13,283,615	$—	$—	$13,283,615

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts .	—	—	—	—	—
Equity contracts	—	3,153,232	—	—	3,153,232
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,153,232	$—	$—	$3,153,232

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $172,384,000 during the six months ended June 30, 2012.

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$179,613,713
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$234,374,522

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,118,201
Aggregate gross unrealized depreciation	(39,737,267)

Net unrealized appreciation	$113,380,934

Federal income tax cost of investments	$848,317,903

For the six months ended June 30, 2012, the Portfolio incurred approximately $4,264 as brokerage commissions with Sanford C. Bernstein & Co., LLC and $64 with Williams Capital Group, affiliated broker/dealers. Effective May 1, 2012, Williams Capital Group is no longer an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $638,001,243 of which $22,342,812 expires in the year 2016 and $615,658,431 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $828,991,669)	$961,698,837
Cash	134,725,851
Due from broker for futures variation margin	4,045,780
Receivable for securities sold	3,235,484
Dividends, interest and other receivables	1,935,890
Receivable from Separate Accounts for Trust shares sold	61,830
Other assets	6,740

Total assets	1,105,710,412

LIABILITIES
Payable for securities purchased	902,276
Investment management fees payable	647,272
Payable to Separate Accounts for Trust shares redeemed	608,274
Administrative fees payable	148,277
Distribution fees payable - Class B	81,212
Trustees’ fees payable	25,775
Distribution fees payable - Class A	2,864
Accrued expenses	109,154

Total liabilities	2,525,104

NET ASSETS	$1,103,185,308

Net assets were comprised of:
Paid in capital	$1,593,947,818
Accumulated undistributed net investment income (loss)	7,690,092
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(636,273,279)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	137,820,677

Net assets	$1,103,185,308

Class A
Net asset value, offering and redemption price per share, $14,203,435 / 1,446,446 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

Class B
Net asset value, offering and redemption price per share, $407,465,340 / 41,482,752 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

Class K
Net asset value, offering and redemption price per share, $681,516,533 / 69,317,712 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $36,442 foreign withholding tax)	$12,847,936
Interest	85,103

Total income	12,933,039

EXPENSES
Investment management fees	4,161,162
Administrative fees	867,888
Distribution fees - Class B	518,956
Printing and mailing expenses	59,418
Custodian fees	58,826
Distribution fees - Class A	35,580
Professional fees	32,514
Trustees’ fees	12,838
Miscellaneous	13,266

Gross expenses	5,760,448
Less: Fees paid indirectly	(26,639)

Net expenses	5,733,809

NET INVESTMENT INCOME (LOSS)	7,199,230

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	29,957,631
Futures	13,283,615
Foreign currency transactions	(1,261)

Net realized gain (loss)	43,239,985

Change in unrealized appreciation (depreciation) on:
Securities	31,598,024
Futures	3,153,232
Foreign currency translations	1,121

Net change in unrealized appreciation (depreciation)	34,752,377

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,992,362

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,191,592

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,199,230	$13,781,152
Net realized gain (loss) on investments, futures and foreign currency transactions	43,239,985	17,209,216
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	34,752,377	(90,498,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,191,592	(59,508,407)

DIVIDENDS:
Dividends from net investment income
Class A	—	(821,923)
Class B	—	(4,458,615)
Class K†	—	(8,769,131)

TOTAL DIVIDENDS	—	(14,049,669)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 435,747 and 2,347,648 shares, respectively ]	4,220,792	23,307,082
Capital shares issued in reinvestment of dividends [ 0 and 92,905 shares, respectively ]	—	821,923
Capital shares repurchased [ (2,624,042) and (89,352,741) shares, respectively ]	(26,408,122)	(814,874,044	)(z)

Total Class A transactions	(22,187,330)	(790,745,039)

Class B
Capital shares sold [ 1,289,219 and 4,124,821 shares, respectively ]	12,493,052	39,646,706
Capital shares issued in reinvestment of dividends [ 0 and 503,793 shares, respectively ]	—	4,458,615
Capital shares repurchased [ (3,994,007) and (10,458,466) shares, respectively ]	(39,014,952)	(102,046,050)

Total Class B transactions	(26,521,900)	(57,940,729)

Class K†
Capital shares sold [ 2,594,178 and 75,746,207 shares, respectively ]	26,105,071	676,188,755	(z)
Capital shares issued in reinvestment of dividends [ 0 and 991,158 shares, respectively ]	—	8,769,131
Capital shares repurchased [ (7,807,288) and (2,206,543) shares, respectively ]	(77,279,916)	(19,743,796)

Total Class K transactions	(51,174,845)	665,214,090

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(99,884,075)	(183,471,678)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,692,483)	(257,029,754)
NET ASSETS:
Beginning of period	1,117,877,791	1,374,907,545

End of period (a)	$1,103,185,308	$1,117,877,791

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,690,092	$490,862

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Large Cap Value Portfolio exchanged approximately 75,097,387 Class A shares for approximately 75,097,387 Class K shares. This exchange amounted to approximately $670,375,386.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class A		2011	2010	2009		2008	2007
Net asset value, beginning of period	$9.14	$9.78	$8.72	$7.21		$11.79	$12.83

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.10 (e)	0.15	(e)	0.18 (e)	0.19 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.63	(0.62)	1.07	1.53		(4.58)	0.29

Total from investment operations	0.68	(0.52)	1.17	1.68		(4.40)	0.48

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.17)		(0.16)	(0.18)
Distributions from net realized gains	—	—	—	—		(0.02)	(1.34)

Total dividends and distributions	—	(0.12)	(0.11)	(0.17)		(0.18)	(1.52)

Net asset value, end of period	$9.82	$9.14	$9.78	$8.72		$7.21	$11.79

Total return (b)	7.44%	(5.23)%	13.39%	23.29%		(37.33)%	3.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,203	$33,205	$885,584	$1,018,251		$1,180,738	$1,220,184
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.16%	0.90%	0.91%	0.82	%(c)	1.03%	1.01%
Before fees paid indirectly (a)	1.17%	0.91%	0.91%	0.93%		1.05%	1.07%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.02%	1.01%	1.14%	2.04%		1.82%	1.44%
Before fees paid indirectly (a)	1.01%	1.01%	1.13%	1.92%		1.79%	1.38%
Portfolio turnover rate	19%	37%	35%	77%		60%	77%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class B		2011		2010	2009		2008	2007
Net asset value, beginning of period	$9.14	$9.78		$8.72	$7.21		$11.79	$12.83

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09	(e)	0.08 (e)	0.13	(e)	0.15 (e)	0.16	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.63	(0.63)		1.06	1.53		(4.57)	0.29

Total from investment operations	0.68	(0.54)		1.14	1.66		(4.42)	0.45

Less distributions:
Dividends from net investment income	—	(0.10)		(0.08)	(0.15)		(0.14)	(0.15)
Distributions from net realized gains	—	—		—	—		(0.02)	(1.34)

Total dividends and distributions	—	(0.10)		(0.08)	(0.15)		(0.16)	(1.49)

Net asset value, end of period	$9.82	$9.14		$9.78	$8.72		$7.21	$11.79

Total return (b)	7.44%	(5.47)%		13.11%	22.97%		(37.49)%	3.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$407,465	$403,797		$489,324	$484,944		$439,812	$718,323
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.16%	1.15	%(c)	1.16%	1.07	%(c)	1.28%	1.26	%(c)
Before fees paid indirectly (a)	1.17%	1.16%		1.16%	1.18%		1.30%	1.32%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.11%	0.95%		0.89%	1.73%		1.53%	1.18%
Before fees paid indirectly (a)	1.11%	0.95%		0.88%	1.63%		1.51%	1.12%
Portfolio turnover rate	19%	37%		35%	77%		60%	77%

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.14	$8.85

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.62	0.36

Total from investment operations	0.69	0.41

Less distributions:
Dividends from net investment income	—	(0.12)

Net asset value, end of period	$9.83	$9.14

Total return (b)	7.55%	4.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$681,517	$680,876
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.91%	0.90%
Before fees paid indirectly (a)	0.92%	0.91%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.37%	1.65%
Before fees paid indirectly (a)	1.36%	1.65%
Portfolio turnover rate	19%	37%

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	19.1%
Consumer Discretionary	16.0
Industrials	14.6
Health Care	13.2
Financials	6.0
Energy	4.7
Materials	2.8
Consumer Staples	2.1
Telecommunication Services	0.9
Exchange Traded Funds	0.3
Utilities	0.2
Cash and Other	20.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,086.70	$6.55
Hypothetical (5% average return before expenses)	1,000.00	1,018.58	6.34
Class B
Actual	1,000.00	1,087.00	6.55
Hypothetical (5% average return before expenses)	1,000.00	1,018.58	6.34
Class K
Actual	1,000.00	1,087.80	5.26
Hypothetical (5% average return before expenses)	1,000.00	1,019.83	5.09

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.26%, 1.26% and 1.01%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (0.7%)
Allison Transmission Holdings, Inc.	2,786	$48,922
Amerigon, Inc.*	3,147	36,159
Cooper Tire & Rubber Co.	5,779	101,364
Dana Holding Corp.	1,649	21,124
Dorman Products, Inc.*	2,612	65,535
Drew Industries, Inc.*	970	27,014
Fuel Systems Solutions, Inc.*	333	5,558
Gentex Corp.	15,404	321,481
Goodyear Tire & Rubber Co.*	26,142	308,737
Tenneco, Inc.*	59,819	1,604,346
Tower International, Inc.*	670	7,035
Visteon Corp.*	343	12,862
WABCO Holdings, Inc.*	13,274	702,593

		3,262,730

Automobiles (0.1%)
Tesla Motors, Inc.*	6,988	218,655
Thor Industries, Inc.	328	8,990
Winnebago Industries, Inc.*	895	9,120

		236,765

Distributors (0.4%)
Core-Mark Holding Co., Inc.	206	9,917
LKQ Corp.*	50,527	1,687,601
Pool Corp.	5,078	205,456

		1,902,974

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	1,924	61,568
Apollo Group, Inc., Class A*	10,914	394,978
Bridgepoint Education, Inc.*	1,863	40,613
Capella Education Co.*	1,438	49,985
Coinstar, Inc.*	26,545	1,822,580
Collectors Universe	569	8,353
Grand Canyon Education, Inc.*	59,264	1,240,988
Hillenbrand, Inc.	5,890	108,258
ITT Educational Services, Inc.*	2,578	156,614
K12, Inc.*	2,852	66,452
Mac-Gray Corp.	177	2,494
Matthews International Corp., Class A	1,421	46,168
National American University Holdings, Inc.	364	1,565
Sotheby’s, Inc.	15,717	524,319
Steiner Leisure Ltd.*	1,627	75,509
Strayer Education, Inc.	1,267	138,128
Universal Technical Institute, Inc.	1,520	20,535
Weight Watchers International, Inc.	2,842	146,534

		4,905,641

Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises, Inc.*	2,603	60,233
Ameristar Casinos, Inc.	3,088	54,874
Bally Technologies, Inc.*	4,608	215,009
Benihana, Inc.	371	5,977
Biglari Holdings, Inc.*	12	4,637
BJ’s Restaurants, Inc.*	19,057	724,166

Bob Evans Farms, Inc.	424	$17,045
Boyd Gaming Corp.*	464	3,341
Bravo Brio Restaurant Group, Inc.*	2,079	37,069
Brinker International, Inc.	8,059	256,840
Buffalo Wild Wings, Inc.*	21,313	1,846,558
Burger King Worldwide, Inc.*	6,200	92,814
Caesars Entertainment Corp.*	3,531	40,253
Caribou Coffee Co., Inc.*	2,254	29,099
Carrols Restaurant Group, Inc.*	1,306	7,758
CEC Entertainment, Inc.	1,952	70,994
Cheesecake Factory, Inc.*	32,919	1,052,091
Choice Hotels International, Inc.	253	10,102
Churchill Downs, Inc.	460	27,043
Cracker Barrel Old Country Store, Inc.	2,058	129,242
Denny’s Corp.*	8,057	35,773
DineEquity, Inc.*	1,635	72,986
Domino’s Pizza, Inc.	6,187	191,240
Dunkin’ Brands Group, Inc.	8,682	298,140
Einstein Noah Restaurant Group, Inc.	625	10,975
Fiesta Restaurant Group, Inc.*	1,557	20,599
Gaylord Entertainment Co.*	2,232	86,066
Ignite Restaurant Group, Inc.*	704	12,749
Interval Leisure Group, Inc.	4,148	78,854
Jack in the Box, Inc.*	41,108	1,146,091
Jamba, Inc.*	7,041	13,800
Life Time Fitness, Inc.*	5,384	250,410
Morgans Hotel Group Co.*	854	4,014
MTR Gaming Group, Inc.*	2,434	11,562
Multimedia Games Holding Co., Inc.*	2,939	41,146
Nathan’s Famous, Inc.*	276	8,142
Orient-Express Hotels Ltd., Class A*	95,800	801,846
P.F. Chang’s China Bistro, Inc.	1,938	99,749
Panera Bread Co., Class A*	15,016	2,093,831
Papa John’s International, Inc.*	1,918	91,239
Peet’s Coffee & Tea, Inc.*	23,916	1,435,917
Penn National Gaming, Inc.*	568	25,327
Pinnacle Entertainment, Inc.*	393	3,781
Premier Exhibitions, Inc.*	2,718	7,339
Red Robin Gourmet Burgers, Inc.*	705	21,510
Ruth’s Hospitality Group, Inc.*	3,774	24,908
Scientific Games Corp., Class A*	817	6,985
Shuffle Master, Inc.*	5,882	81,172
Six Flags Entertainment Corp.	4,241	229,777
Sonic Corp.*	5,229	52,395
Texas Roadhouse, Inc.	6,669	122,910
Town Sports International Holdings, Inc.*	2,482	32,986
Vail Resorts, Inc.	1,359	68,059

		12,167,423

Household Durables (0.7%)
American Greetings Corp., Class A	252	3,684
Blyth, Inc.	1,113	38,465
Cavco Industries, Inc.*	662	33,947
D.R. Horton, Inc.	15,436	283,714

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ethan Allen Interiors, Inc.	2,240	$44,643
iRobot Corp.*	2,931	64,922
Jarden Corp.	22,558	947,887
La-Z-Boy, Inc.*	1,648	20,254
Lennar Corp., Class A	13,260	409,867
Libbey, Inc.*	2,196	33,752
Meritage Homes Corp.*	737	25,014
NVR, Inc.*	482	409,700
PulteGroup, Inc.*	23,080	246,956
Ryland Group, Inc.	2,697	68,989
Skullcandy, Inc.*	1,732	24,508
Tempur-Pedic International, Inc.*	6,786	158,725
Tupperware Brands Corp.	5,972	327,027
Zagg, Inc.*	2,730	29,784

		3,171,838

Internet & Catalog Retail (1.3%)
Blue Nile, Inc.*	18,075	537,008
CafePress, Inc.*	487	7,247
Geeknet, Inc.*	455	9,018
HomeAway, Inc.*	48,386	1,051,912
HSN, Inc.	4,074	164,386
Netflix, Inc.*	5,930	406,027
Nutrisystem, Inc.	3,025	34,969
Orbitz Worldwide, Inc.*	2,482	9,059
Overstock.com, Inc.*	1,220	8,430
PetMed Express, Inc.	2,098	25,512
Shutterfly, Inc.*	63,935	1,962,165
TripAdvisor, Inc.*	29,150	1,302,713
U.S. Auto Parts Network, Inc.*	1,660	6,939
Vitacost.com, Inc.*	2,359	13,918

		5,539,303

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	1,358	49,648
Brunswick Corp.	25,753	572,232
LeapFrog Enterprises, Inc.*	5,412	55,527
Marine Products Corp.	464	2,821
Polaris Industries, Inc.	6,916	494,356
Smith & Wesson Holding Corp.*	6,947	57,729
Sturm Ruger & Co., Inc.	2,052	82,388

		1,314,701

Media (1.1%)
AMC Networks, Inc., Class A*	6,099	216,819
Arbitron, Inc.	2,828	98,980
Belo Corp., Class A	3,692	23,776
Cablevision Systems Corp. - New York Group, Class A	2,380	31,630
Carmike Cinemas, Inc.*	615	9,010
Cinemark Holdings, Inc.	12,268	280,324
Clear Channel Outdoor Holdings, Inc., Class A*	2,647	15,935
Crown Media Holdings, Inc., Class A*	1,013	1,773
Digital Domain Media Group, Inc.*	1,142	7,149
DreamWorks Animation SKG, Inc., Class A*	30,760	586,286
Global Sources Ltd.*	333	2,198
Interpublic Group of Cos., Inc.	2,868	31,118
John Wiley & Sons, Inc., Class A	2,174	106,504

Knology, Inc.*	3,329	$65,481
Lamar Advertising Co., Class A*	7,106	203,232
Lions Gate Entertainment Corp.*	9,065	133,618
Madison Square Garden Co., Class A*	374	14,003
MDC Partners, Inc., Class A	1,050	11,907
Morningstar, Inc.	2,559	148,013
National CineMedia, Inc.	67,936	1,030,589
Nexstar Broadcasting Group, Inc., Class A*	440	2,966
Outdoor Channel Holdings, Inc.	473	3,458
Pandora Media, Inc.*	83,089	903,177
ReachLocal, Inc.*	1,037	11,407
Regal Entertainment Group, Class A	3,161	43,495
Rentrak Corp.*	605	12,493
Sinclair Broadcast Group, Inc., Class A	369	3,343
Sirius XM Radio, Inc.*	347,480	642,838
Valassis Communications, Inc.*	2,816	61,248
Value Line, Inc.	101	1,201
World Wrestling Entertainment, Inc., Class A	2,538	19,847

		4,723,818

Multiline Retail (0.3%)
Big Lots, Inc.*	7,073	288,508
Dollar Tree, Inc.*	20,120	1,082,456
Gordmans Stores, Inc.*	901	14,866

		1,385,830

Specialty Retail (5.0%)
Aaron’s, Inc.	6,171	174,701
Aeropostale, Inc.*	8,686	154,871
American Eagle Outfitters, Inc.	16,251	320,632
America’s Car-Mart, Inc.*	855	33,217
ANN, Inc.*	5,213	132,879
Asbury Automotive Group, Inc.*	2,640	62,542
Ascena Retail Group, Inc.*	13,130	244,481
AutoNation, Inc.*	1,994	70,348
Barnes & Noble, Inc.*	263	4,329
bebe stores, Inc.	402	2,360
Body Central Corp.*	1,738	15,642
Buckle, Inc.	2,966	117,365
Cabela’s, Inc.*	4,525	171,090
CarMax, Inc.*	24,493	635,348
Cato Corp., Class A	2,927	89,156
Chico’s FAS, Inc.	12,582	186,717
Children’s Place Retail Stores, Inc.*	12,738	634,735
Citi Trends, Inc.*	37,025	571,666
Collective Brands, Inc.*	6,506	139,359
Conn’s, Inc.*	109	1,613
Cost Plus, Inc.*	2,026	44,572
Destination Maternity Corp.	638	13,781
Dick’s Sporting Goods, Inc.	39,152	1,879,296
DSW, Inc., Class A	15,394	837,434
Express, Inc.*	50,679	920,837
Finish Line, Inc., Class A	2,064	43,158
Foot Locker, Inc.	3,345	102,290
Francesca’s Holdings Corp.*	48,730	1,316,197
Genesco, Inc.*	2,615	157,292

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

GNC Holdings, Inc., Class A	37,605	$1,474,116
Guess?, Inc.	25,000	759,250
hhgregg, Inc.*	115	1,301
Hibbett Sports, Inc.*	14,421	832,236
Hot Topic, Inc.	4,509	43,692
Jos. A. Bank Clothiers, Inc.*	2,785	118,251
Lumber Liquidators Holdings, Inc.*	2,943	99,444
Mattress Firm Holding Corp.*	19,676	596,380
Men’s Wearhouse, Inc.	1,137	31,995
Monro Muffler Brake, Inc.	3,304	109,825
New York & Co., Inc.*	1,822	6,341
Penske Automotive Group, Inc.	1,179	25,042
Pier 1 Imports, Inc.	10,396	170,806
Ross Stores, Inc.	11,760	734,647
rue21, Inc.*	1,650	41,646
Sally Beauty Holdings, Inc.*	15,504	399,073
Select Comfort Corp.*	53,732	1,124,073
Systemax, Inc.*	79	934
Talbots, Inc.*	4,246	10,700
Teavana Holdings, Inc.*	943	12,759
Tilly’s, Inc., Class A*	16,681	267,730
Tractor Supply Co.	12,645	1,050,294
Ulta Salon Cosmetics & Fragrance, Inc.	18,460	1,723,795
Urban Outfitters, Inc.*	34,236	944,571
Vitamin Shoppe, Inc.*	36,136	1,984,950
Williams-Sonoma, Inc.	5,301	185,376
Winmark Corp.	230	13,467
Zumiez, Inc.*	2,342	92,743

		21,933,345

Textiles, Apparel & Luxury Goods (2.2%)
Carter’s, Inc.*	5,171	271,995
Cherokee, Inc.	756	10,531
Crocs, Inc.*	9,615	155,282
Deckers Outdoor Corp.*	17,359	763,970
Fifth & Pacific Cos., Inc.*	717	7,693
Fossil, Inc.*	5,839	446,917
G-III Apparel Group Ltd.*	231	5,472
Hanesbrands, Inc.*	52,973	1,468,941
Iconix Brand Group, Inc.*	48,200	842,054
Kenneth Cole Productions, Inc., Class A*	379	5,704
Maidenform Brands, Inc.*	1,798	35,816
Movado Group, Inc.	145	3,628
Oxford Industries, Inc.	1,501	67,095
PVH Corp.	17,848	1,388,396
R.G. Barry Corp.	837	11,375
Samsonite International S.A.	435,600	737,425
Steven Madden Ltd.*	4,197	133,255
True Religion Apparel, Inc.	2,756	79,869
Tumi Holdings, Inc.*	39,638	693,665
Under Armour, Inc., Class A*	10,250	968,420
Vera Bradley, Inc.*	2,151	45,343
Warnaco Group, Inc.*	3,845	163,720
Wolverine World Wide, Inc.	28,400	1,101,352

		9,407,918

Total Consumer Discretionary		69,952,286

Consumer Staples (2.1%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	11,024	$1,333,904
Coca-Cola Bottling Co. Consolidated	493	31,690
Craft Brew Alliance, Inc.*	340	2,781
National Beverage Corp.*	1,232	18,406

		1,386,781

Food & Staples Retailing (0.5%)
Arden Group, Inc., Class A	74	6,454
Casey’s General Stores, Inc.	16,076	948,323
Chefs’ Warehouse, Inc.*	19,573	353,293
Fresh Market, Inc.*	2,943	157,833
Harris Teeter Supermarkets, Inc.	657	26,930
Pantry, Inc.*	176	2,587
Pricesmart, Inc.	1,943	131,172
Rite Aid Corp.*	6,305	8,827
Roundy’s, Inc.	2,148	21,931
SUPERVALU, Inc.	17,179	88,987
Susser Holdings Corp.*	522	19,403
United Natural Foods, Inc.*	5,217	286,205

		2,051,945

Food Products (1.0%)
Alico, Inc.	184	5,619
Annie’s, Inc.*	373	15,614
B&G Foods, Inc.	5,172	137,575
Calavo Growers, Inc.	1,298	33,203
Cal-Maine Foods, Inc.	1,327	51,886
Darling International, Inc.*	3,831	63,173
Dean Foods Co.*	16,915	288,062
Flowers Foods, Inc.	11,969	278,040
Green Mountain Coffee Roasters, Inc.*	12,444	271,030
Hain Celestial Group, Inc.*	18,339	1,009,379
Ingredion, Inc.	1,749	86,611
Inventure Foods, Inc.*	1,401	8,826
J&J Snack Foods Corp.	1,581	93,437
Lancaster Colony Corp.	1,969	140,213
Lifeway Foods, Inc.	425	4,407
Limoneira Co.	896	14,533
Pilgrim’s Pride Corp.*	5,213	37,273
Post Holdings, Inc.*	2,076	63,837
Sanderson Farms, Inc.	2,452	112,351
Snyders-Lance, Inc.	4,189	105,689
Tootsie Roll Industries, Inc.	2,361	56,333
TreeHouse Foods, Inc.*	20,384	1,269,719

		4,146,810

Household Products (0.0%)
Central Garden & Pet Co., Class A*	618	6,730
Orchids Paper Products Co.	298	5,269
Spectrum Brands Holdings, Inc.*	2,048	66,703
WD-40 Co.	1,696	84,478

		163,180

Personal Products (0.3%)
Elizabeth Arden, Inc.*	2,300	89,263
Female Health Co.	2,142	12,574
Herbalife Ltd.	12,489	603,593

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Inter Parfums, Inc.	1,268	$21,898
Medifast, Inc.*	1,520	29,914
Nature’s Sunshine Products, Inc.	759	11,461
Nu Skin Enterprises, Inc., Class A	6,045	283,511
Prestige Brands Holdings, Inc.*	3,547	56,078
Schiff Nutrition International, Inc.*	1,437	25,794
Synutra International, Inc.*	1,740	9,396
USANA Health Sciences, Inc.*	628	25,823

		1,169,305

Tobacco (0.0%)
Star Scientific, Inc.*	15,610	71,181
Vector Group Ltd.	4,234	72,063

		143,244

Total Consumer Staples		9,061,265

Energy (4.7%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	1,913	72,388
C&J Energy Services, Inc.*	31,960	591,260
CARBO Ceramics, Inc.	2,108	161,747
Dresser-Rand Group, Inc.*	8,073	359,571
Dril-Quip, Inc.*	13,496	885,203
Ensco plc, Class A	14,240	668,853
Forum Energy Technologies, Inc.*	12,119	238,623
Global Geophysical Services, Inc.*	2,156	13,195
Gulfmark Offshore, Inc., Class A*	620	21,105
Heckmann Corp.*	1,008	3,407
Helmerich & Payne, Inc.	2,369	103,004
ION Geophysical Corp.*	14,122	93,064
Key Energy Services, Inc.*	91,200	693,120
Lufkin Industries, Inc.	3,590	195,009
Matrix Service Co.*	569	6,458
Mitcham Industries, Inc.*	870	14,764
Oceaneering International, Inc.	31,111	1,488,972
Oil States International, Inc.*	19,727	1,305,927
OYO Geospace Corp.*	681	61,283
PHI, Inc. (Non-Voting)*	111	3,087
Pioneer Drilling Co.*	90,692	722,815
RigNet, Inc.*	1,290	22,433
RPC, Inc.	5,766	68,558
SEACOR Holdings, Inc.*	1,007	90,006
Superior Energy Services, Inc.*	54,752	1,107,633
TGC Industries, Inc.*	1,565	15,196
Willbros Group, Inc.*	1,069	6,906

		9,013,587

Oil, Gas & Consumable Fuels (2.7%)
Abraxas Petroleum Corp.*	8,822	28,142
Alon USA Energy, Inc.	896	7,580
Apco Oil and Gas International, Inc.	1,023	18,465
Approach Resources, Inc.*	3,092	78,970
ATP Oil & Gas Corp.*	398	1,345
Berry Petroleum Co., Class A	5,597	221,977
Bonanza Creek Energy, Inc.*	171	2,844
BPZ Resources, Inc.*	3,511	8,883
Cabot Oil & Gas Corp.	28,680	1,129,992

Carrizo Oil & Gas, Inc.*	3,649	$85,788
Ceres, Inc.*	627	5,674
Cheniere Energy, Inc.*	13,044	192,269
Clayton Williams Energy, Inc.*	64	3,096
Clean Energy Fuels Corp.*	7,065	109,507
Cobalt International Energy, Inc.*	18,920	444,620
Contango Oil & Gas Co.*	1,229	72,757
CREDO Petroleum Corp.*	459	6,642
Crosstex Energy, Inc.	3,997	55,958
CVR Energy, Inc.*	1,212	32,215
Endeavour International Corp.*	3,783	31,777
Energy XXI Bermuda Ltd.	6,144	192,246
Evolution Petroleum Corp.*	1,653	13,786
FX Energy, Inc.*	5,656	33,653
GasLog Ltd.*	1,005	10,201
GeoResources, Inc.*	2,265	82,922
Gevo, Inc.*	2,017	10,024
Golar LNG Ltd.	4,652	175,380
Goodrich Petroleum Corp.*	2,783	38,572
Gulfport Energy Corp.*	2,010	41,466
Halcon Resources Corp.*	6,060	57,206
Harvest Natural Resources, Inc.*	379	3,240
Isramco, Inc.*	118	12,980
KiOR, Inc., Class A*	2,816	25,203
Kodiak Oil & Gas Corp.*	107,574	883,183
Kosmos Energy Ltd.*	7,517	83,063
Laredo Petroleum Holdings, Inc.*	24,222	503,818
Magnum Hunter Resources Corp.*	5,569	23,278
Matador Resources Co.*	51,255	550,479
Midstates Petroleum Co., Inc.*	1,162	11,283
Newfield Exploration Co.*	12,390	363,151
Northern Oil and Gas, Inc.*	6,783	108,121
Oasis Petroleum, Inc.*	37,612	909,458
Panhandle Oil and Gas, Inc., Class A	764	23,027
PDC Energy, Inc.*	29,500	723,340
Pioneer Natural Resources Co.	5,390	475,452
Renewable Energy Group, Inc.*	136	1,010
Rentech, Inc.*	16,528	34,048
REX American Resources Corp.*	106	2,069
Rosetta Resources, Inc.*	5,653	207,126
Sanchez Energy Corp.*	32,932	684,986
Saratoga Resources, Inc.*	1,917	11,272
SM Energy Co.	18,970	931,617
Solazyme, Inc.*	3,492	48,539
Southwestern Energy Co.*	28,240	901,703
Targa Resources Corp.	3,096	132,199
Uranerz Energy Corp.*	6,726	9,753
Uranium Energy Corp.*	4,358	9,980
VAALCO Energy, Inc.*	6,181	53,342
Venoco, Inc.*	3,135	31,381
W&T Offshore, Inc.	279	4,269
Warren Resources, Inc.*	1,249	2,998
Western Refining, Inc.	3,626	80,751
Whiting Petroleum Corp.*	15,300	629,136
World Fuel Services Corp.	2,463	93,668
ZaZa Energy Corp.*	1,230	5,560

		11,768,440

Total Energy		20,782,027

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (6.0%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	20,983	$2,296,589
BGC Partners, Inc., Class A	10,538	61,858
Cohen & Steers, Inc.	1,976	68,192
Diamond Hill Investment Group, Inc.	285	22,313
Duff & Phelps Corp., Class A	990	14,355
Eaton Vance Corp.	12,337	332,482
Epoch Holding Corp.	1,713	39,022
Evercore Partners, Inc., Class A	35,890	839,467
Federated Investors, Inc., Class B	8,181	178,755
Financial Engines, Inc.*	4,945	106,070
GAMCO Investors, Inc., Class A	691	30,673
Greenhill & Co., Inc.	3,107	110,765
HFF, Inc., Class A*	3,041	42,392
ICG Group, Inc.*	292	2,701
Invesco Ltd.	33,480	756,648
Ladenburg Thalmann Financial Services, Inc.*	11,055	17,025
Lazard Ltd., Class A	43,468	1,129,733
LPL Financial Holdings, Inc.	4,659	157,334
Main Street Capital Corp.	212	5,130
Manning & Napier, Inc.	39,900	567,777
Pzena Investment Management, Inc., Class A	802	3,553
SEI Investments Co.	14,666	291,707
Stifel Financial Corp.*	37,605	1,161,994
Virtus Investment Partners, Inc.*	349	28,269
Waddell & Reed Financial, Inc., Class A	9,227	279,394
Westwood Holdings Group, Inc.	706	26,306
WisdomTree Investments, Inc.*	6,272	41,207

		8,611,711

Commercial Banks (1.3%)
Arrow Financial Corp.	52	1,257
Bank of the Ozarks, Inc.	2,290	68,883
Bridge Capital Holdings*	287	4,635
Eagle Bancorp, Inc.*	127	2,000
Encore Bancshares, Inc.*	120	2,476
FNB United Corp.*	791	10,275
Hancock Holding Co.	18,800	572,272
IBERIABANK Corp.	16,986	856,944
Investors Bancorp, Inc.*	795	11,997
M&T Bank Corp.	8,650	714,230
MB Financial, Inc.	39,500	850,830
Pacific Capital Bancorp*	44	2,012
Penns Woods Bancorp, Inc.	52	2,070
Regions Financial Corp.	56,830	383,602
Signature Bank/New York*	34,509	2,104,014
Texas Capital Bancshares, Inc.*	3,543	143,102
Westamerica Bancorp	1,643	77,533

		5,808,132

Consumer Finance (0.2%)
Cash America International, Inc.	1,339	58,970
Credit Acceptance Corp.*	856	72,272
DFC Global Corp.*	3,744	69,002
EZCORP, Inc., Class A*	3,581	84,010
First Cash Financial Services, Inc.*	3,091	124,165

Green Dot Corp., Class A*	2,588	$57,247
Netspend Holdings, Inc.*	40,703	374,061
Regional Management Corp.*	558	9,179
World Acceptance Corp.*	1,196	78,697

		927,603

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	8,082	223,710
FX Alliance, Inc.*	637	10,007
Justice Holdings Ltd.*†(b)	37,965	550,493
MarketAxess Holdings, Inc.	3,907	104,082
MicroFinancial, Inc.	453	3,669
MSCI, Inc.*	12,983	441,682

		1,333,643

Insurance (0.3%)
Allied World Assurance Co. Holdings AG	1,989	158,066
American Safety Insurance Holdings Ltd.*	113	2,119
Amtrust Financial Services, Inc.	415	12,330
Arch Capital Group Ltd.*	1,630	64,695
Arthur J. Gallagher & Co.	12,724	446,231
Brown & Brown, Inc.	1,177	32,097
Donegal Group, Inc., Class A	142	1,886
eHealth, Inc.*	2,153	34,685
Endurance Specialty Holdings Ltd.	489	18,738
Erie Indemnity Co., Class A	2,750	196,927
First American Financial Corp.	1,061	17,994
Flagstone Reinsurance Holdings S.A.	304	2,435
Greenlight Capital Reinsurance Ltd., Class A*	844	21,454
Hallmark Financial Services*	161	1,256
Hanover Insurance Group, Inc.	2,200	86,086
Homeowners Choice, Inc.	177	3,115
Meadowbrook Insurance Group, Inc.	428	3,762
Montpelier Reinsurance Holdings Ltd.	704	14,988
Navigators Group, Inc.*	452	22,622
State Auto Financial Corp.	315	4,426
Tower Group, Inc.	2,017	42,095
Universal Insurance Holdings, Inc.	551	1,879
Validus Holdings Ltd.	1,627	52,113

		1,241,999

Real Estate Investment Trusts (REITs) (1.6%)
Acadia Realty Trust (REIT)	4,724	109,502
Alexander’s, Inc. (REIT)	225	97,000
American Campus Communities, Inc. (REIT)	834	37,513
Apartment Investment & Management Co. (REIT), Class A	10,172	274,949
Apollo Residential Mortgage, Inc. (REIT)	310	5,977
Associated Estates Realty Corp. (REIT)	2,029	30,334
BRE Properties, Inc. (REIT)	2,343	117,197

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Camden Property Trust (REIT)	6,478	$438,366
Coresite Realty Corp. (REIT)	1,096	28,299
DuPont Fabros Technology, Inc. (REIT)	3,114	88,936
EastGroup Properties, Inc. (REIT)	2,872	153,078
Equity Lifestyle Properties, Inc. (REIT)	3,658	252,292
Essex Property Trust, Inc. (REIT)	3,767	579,817
Extra Space Storage, Inc. (REIT)	7,024	214,934
Federal Realty Investment Trust (REIT)	5,369	558,859
FelCor Lodging Trust, Inc. (REIT)*	7,988	37,544
Glimcher Realty Trust (REIT)	13,492	137,888
Gyrodyne Co. of America, Inc. (REIT)*	123	14,060
Highwoods Properties, Inc. (REIT)	5,484	184,537
Home Properties, Inc. (REIT)	2,803	171,992
Host Hotels & Resorts, Inc. (REIT)	51,453	813,986
Inland Real Estate Corp. (REIT)	3,759	31,500
Kilroy Realty Corp. (REIT)	595	28,804
LTC Properties, Inc. (REIT)	753	27,319
Mid-America Apartment Communities, Inc. (REIT)	4,147	282,991
Monmouth Real Estate Investment Corp. (REIT), Class A	1,992	23,346
National Health Investors, Inc. (REIT)	2,636	134,225
Omega Healthcare Investors, Inc. (REIT)	11,358	255,555
Post Properties, Inc. (REIT)	2,400	117,480
Potlatch Corp. (REIT)	2,738	87,452
PS Business Parks, Inc. (REIT)	1,645	111,399
Rayonier, Inc. (REIT)	10,394	466,691
Regency Centers Corp. (REIT)	5,792	275,525
Saul Centers, Inc. (REIT)	821	35,196
Sovran Self Storage, Inc. (REIT)	2,847	142,606
Strategic Hotels & Resorts, Inc. (REIT)*	16,479	106,454
Sun Communities, Inc. (REIT)	2,846	125,907
Tanger Factory Outlet Centers (REIT)	9,933	318,353
Taubman Centers, Inc. (REIT)	1,953	150,694
UMH Properties, Inc. (REIT)	301	3,230
Universal Health Realty Income Trust (REIT)	671	27,867
Urstadt Biddle Properties, Inc. (REIT), Class A	1,864	36,851
Washington Real Estate Investment Trust (REIT)	2,279	64,838

		7,201,343

Real Estate Management & Development (0.0%)
St. Joe Co.*	824	13,028
Tejon Ranch Co.*	1,418	40,583
Zillow, Inc., Class A*	329	12,709

		66,320

Thrifts & Mortgage Finance (0.3%)
Beneficial Mutual Bancorp, Inc.*	448	$3,866
BofI Holding, Inc.*	107	2,114
Clifton Savings Bancorp, Inc.	196	2,041
Heritage Financial Group, Inc.	156	2,008
Meridian Interstate Bancorp, Inc.*	147	2,046
Nationstar Mortgage Holdings, Inc.*	28,691	617,430
Northwest Bancshares, Inc.	28,300	331,393
Ocwen Financial Corp.*	758	14,235
Oritani Financial Corp.	1,706	24,549
People’s United Financial, Inc.	8,257	95,864
Tree.com, Inc.*	456	5,217

		1,100,763

Total Financials		26,291,514

Health Care (13.2%)
Biotechnology (3.0%)
Achillion Pharmaceuticals, Inc.*	40,778	252,824
Acorda Therapeutics, Inc.*	4,279	100,813
Aegerion Pharmaceuticals, Inc.*	27,399	406,601
Affymax, Inc.*	3,868	49,820
Agenus, Inc.*	1,498	7,850
Alkermes plc*	13,077	221,917
Allos Therapeutics, Inc.*	7,915	14,168
Alnylam Pharmaceuticals, Inc.*	4,954	57,813
AMAG Pharmaceuticals, Inc.*	1,806	27,812
Amarin Corp. plc (ADR)*	66,860	966,796
Amicus Therapeutics, Inc.*	3,228	17,754
Amylin Pharmaceuticals, Inc.*	22,311	629,840
Anacor Pharmaceuticals, Inc.*	1,519	9,858
Arena Pharmaceuticals, Inc.*	44,278	441,895
ARIAD Pharmaceuticals, Inc.*	44,366	763,539
ArQule, Inc.*	6,232	36,956
Array BioPharma, Inc.*	9,523	33,045
AVEO Pharmaceuticals, Inc.*	3,833	46,609
BioCryst Pharmaceuticals, Inc.*	5,271	20,979
BioMarin Pharmaceutical, Inc.*	13,053	516,638
Biospecifics Technologies Corp.*	530	9,953
Biotime, Inc.*	3,269	15,037
Celldex Therapeutics, Inc.*	6,285	32,619
Cepheid, Inc.*	26,357	1,179,476
ChemoCentryx, Inc.*	580	8,700
Clovis Oncology, Inc.*	1,459	31,631
Coronado Biosciences, Inc.*	1,438	7,262
Cubist Pharmaceuticals, Inc.*	6,763	256,385
Curis, Inc.*	6,548	35,359
Cytori Therapeutics, Inc.*	4,638	12,523
Dendreon Corp.*	16,455	121,767
Discovery Laboratories, Inc.*	4,607	10,688
DUSA Pharmaceuticals, Inc.*	2,538	13,248
Dyax Corp.*	10,565	22,504
Dynavax Technologies Corp.*	16,484	71,211
Emergent Biosolutions, Inc.*	573	8,681
Exact Sciences Corp.*	6,117	65,574
Exelixis, Inc.*	15,878	87,805
Genomic Health, Inc.*	1,736	57,982
GTx, Inc.*	2,428	8,571
Halozyme Therapeutics, Inc.*	9,599	85,047
Horizon Pharma, Inc.*	1,232	8,784

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Human Genome Sciences, Inc.*	21,283	$279,446
Idenix Pharmaceuticals, Inc.*	7,078	72,903
ImmunoCellular Therapeutics Ltd.*	4,264	15,990
Immunogen, Inc.*	6,440	108,063
Immunomedics, Inc.*	7,053	25,179
Incyte Corp.*	10,284	233,447
Infinity Pharmaceuticals, Inc.*	2,118	28,720
InterMune, Inc.*	29,411	351,462
Ironwood Pharmaceuticals, Inc.*	38,387	528,973
Isis Pharmaceuticals, Inc.*	10,708	128,496
Keryx Biopharmaceuticals, Inc.*	8,123	14,621
Lexicon Pharmaceuticals, Inc.*	9,162	20,615
Ligand Pharmaceuticals, Inc., Class B*	1,807	30,611
MannKind Corp.*	12,053	27,601
Medivation, Inc.*	3,877	354,358
Merrimack Pharmaceuticals, Inc.*	1,615	11,757
Momenta Pharmaceuticals, Inc.*	1,943	26,269
Myriad Genetics, Inc.*	9,066	215,499
Neurocrine Biosciences, Inc.*	7,081	56,011
NewLink Genetics Corp.*	1,354	20,283
Novavax, Inc.*	12,420	19,375
NPS Pharmaceuticals, Inc.*	6,148	52,934
OncoGenex Pharmaceutical, Inc.*	1,577	21,195
Oncothyreon, Inc.*	6,125	28,665
Onyx Pharmaceuticals, Inc.*	15,518	1,031,171
Opko Health, Inc.*	11,420	52,532
Orexigen Therapeutics, Inc.*	6,479	35,894
Osiris Therapeutics, Inc.*	1,861	20,415
PDL BioPharma, Inc.	12,878	85,381
Pharmacyclics, Inc.*	17,420	951,306
Progenics Pharmaceuticals, Inc.*	3,239	31,677
Raptor Pharmaceutical Corp.*	5,219	29,174
Regeneron Pharmaceuticals, Inc.*	1,370	156,481
Repligen Corp.*	2,971	12,775
Rigel Pharmaceuticals, Inc.*	6,242	58,051
Sangamo BioSciences, Inc.*	5,659	31,238
Seattle Genetics, Inc.*	10,156	257,861
SIGA Technologies, Inc.*	3,590	10,303
Spectrum Pharmaceuticals, Inc.*	6,368	99,086
Sunesis Pharmaceuticals, Inc.*	2,728	7,829
Synageva BioPharma Corp.*	984	39,911
Synergy Pharmaceuticals, Inc.*	4,388	20,843
Synta Pharmaceuticals Corp.*	3,983	21,787
Theravance, Inc.*	6,482	144,030
Threshold Pharmaceuticals, Inc.*	4,835	35,779
Trius Therapeutics, Inc.*	2,633	15,166
United Therapeutics Corp.*	5,393	266,306
Vanda Pharmaceuticals, Inc.*	3,230	14,212
Verastem, Inc.*	666	6,793
Vical, Inc.*	7,181	25,852
XOMA Corp.*	6,437	19,311
ZIOPHARM Oncology, Inc.*	7,109	42,299

		12,970,270

Health Care Equipment & Supplies (3.8%)
Abaxis, Inc.*	2,320	85,840
ABIOMED, Inc.*	3,578	81,650
Accuray, Inc.*	7,627	52,169
Align Technology, Inc.*	7,682	257,040
Analogic Corp.	1,311	81,282

Anika Therapeutics, Inc.*	1,265	$17,191
Antares Pharma, Inc.*	9,774	35,577
ArthroCare Corp.*	2,449	71,707
AtriCure, Inc.*	1,664	15,991
Atrion Corp.	164	33,617
Biolase, Inc.*	— @	—
Cantel Medical Corp.	2,266	61,749
Cardiovascular Systems, Inc.*	1,782	17,446
Cerus Corp.*	5,194	17,244
Conceptus, Inc.*	3,355	66,496
Cooper Cos., Inc.	1,507	120,198
Cyberonics, Inc.*	2,943	132,258
Cynosure, Inc., Class A*	520	10,998
DexCom, Inc.*	87,330	1,131,797
Edwards Lifesciences Corp.*	18,940	1,956,502
Endologix, Inc.*	5,922	91,436
EnteroMedics, Inc.*	2,729	9,415
Exactech, Inc.*	223	3,740
Gen-Probe, Inc.*	4,870	400,314
Haemonetics Corp.*	2,704	200,393
Hansen Medical, Inc.*	5,440	12,349
HeartWare International, Inc.*	22,809	2,025,439
Hologic, Inc.*	75,850	1,368,334
ICU Medical, Inc.*	1,212	64,697
IDEXX Laboratories, Inc.*	5,878	565,052
Insulet Corp.*	5,106	109,115
Integra LifeSciences Holdings Corp.*	1,195	44,430
Intuitive Surgical, Inc.*	1,085	600,862
IRIS International, Inc.*	1,702	19,233
MAKO Surgical Corp.*	3,867	99,034
Masimo Corp.*	5,362	120,002
Meridian Bioscience, Inc.	4,405	90,126
Merit Medical Systems, Inc.*	280	3,867
Natus Medical, Inc.*	1,930	22,427
Navidea Biopharmaceuticals, Inc.*	10,333	38,439
Neogen Corp.*	19,715	910,833
NuVasive, Inc.*	1,149	29,139
NxStage Medical, Inc.*	46,833	784,921
OraSure Technologies, Inc.*	5,159	57,987
Orthofix International N.V.*	1,604	66,165
PhotoMedex, Inc.*	1,181	14,349
Quidel Corp.*	3,010	47,197
ResMed, Inc.*	15,251	475,831
Rochester Medical Corp.*	976	10,502
Rockwell Medical Technologies, Inc.*	2,116	19,700
RTI Biologics, Inc.*	392	1,474
Sirona Dental Systems, Inc.*	23,894	1,075,469
Spectranetics Corp.*	3,679	42,014
STAAR Surgical Co.*	3,904	30,334
STERIS Corp.	4,558	142,984
SurModics, Inc.*	367	6,349
Symmetry Medical, Inc.*	1,216	10,433
Thoratec Corp.*	24,370	818,345
Tornier N.V.*	1,096	24,572
Unilife Corp.*	7,919	26,766
Utah Medical Products, Inc.	342	11,467
Vascular Solutions, Inc.*	1,790	22,482
Volcano Corp.*	56,742	1,625,658

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

West Pharmaceutical Services, Inc.	2,310	$116,632
Young Innovations, Inc.	264	9,105
Zeltiq Aesthetics, Inc.*	865	4,844

		16,521,008

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	2,455	43,061
Accretive Health, Inc.*	6,030	66,089
Air Methods Corp.*	1,371	134,701
AMERIGROUP Corp.*	21,749	1,433,477
AMN Healthcare Services, Inc.*	2,417	14,333
Amsurg Corp.*	1,102	33,038
Bio-Reference Labs, Inc.*	2,628	69,064
BioScrip, Inc.*	1,324	9,837
Capital Senior Living Corp.*	2,595	27,507
Catalyst Health Solutions, Inc.*	5,408	505,323
Centene Corp.*	5,512	166,242
Chemed Corp.	2,053	124,083
Corvel Corp.*	677	33,173
Emeritus Corp.*	3,282	55,236
Ensign Group, Inc.	1,166	32,963
ExamWorks Group, Inc.*	604	7,991
HealthSouth Corp.*	8,616	200,408
HMS Holdings Corp.*	47,931	1,596,582
IntegraMed America, Inc.*	549	7,604
IPC The Hospitalist Co., Inc.*	1,768	80,126
Landauer, Inc.	1,006	57,674
LHC Group, Inc.*	93	1,577
Lincare Holdings, Inc.	7,132	242,631
Magellan Health Services, Inc.*	147	6,663
MEDNAX, Inc.*	17,020	1,166,551
Metropolitan Health Networks, Inc.*	4,728	45,247
MModal, Inc.*	4,209	54,633
Molina Healthcare, Inc.*	273	6,405
MWI Veterinary Supply, Inc.*	8,559	879,608
National Research Corp.	268	14,030
Owens & Minor, Inc.	5,804	177,776
Patterson Cos., Inc.	9,237	318,399
Providence Service Corp.*	293	4,017
PSS World Medical, Inc.*	5,389	113,115
Skilled Healthcare Group, Inc., Class A*	1,902	11,944
Sunrise Senior Living, Inc.*	5,025	36,632
Team Health Holdings, Inc.*	3,031	73,017
Tenet Healthcare Corp.*	2,749	14,405
U.S. Physical Therapy, Inc.	1,224	31,126
Universal Health Services, Inc., Class B	557	24,040
Vanguard Health Systems, Inc.*	44,136	392,369
WellCare Health Plans, Inc.*	2,229	118,137

		8,430,834

Health Care Technology (1.1%)
athenahealth, Inc.*	3,831	303,300
Computer Programs & Systems, Inc.	1,185	67,806
Epocrates, Inc.*	1,837	14,733
Greenway Medical Technologies*	666	10,863
HealthStream, Inc.*	2,093	54,418
MedAssets, Inc.*	2,091	28,124

Medidata Solutions, Inc.*	2,378	$77,689
Mediware Information Systems*	267	3,898
Merge Healthcare, Inc.*	4,667	13,348
Omnicell, Inc.*	433	6,339
Quality Systems, Inc.	19,934	548,384
SXC Health Solutions Corp.*	38,940	3,863,237
Vocera Communications, Inc.*	298	7,984

		5,000,123

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	25,370	995,519
BG Medicine, Inc.*	1,163	8,118
Bruker Corp.*	9,963	132,608
Cambrex Corp.*	1,649	15,517
Charles River Laboratories International, Inc.*	3,319	108,730
Covance, Inc.*	371	17,752
eResearchTechnology, Inc.*	5,284	42,219
Fluidigm Corp.*	2,182	32,817
Furiex Pharmaceuticals, Inc.*	791	16,571
Luminex Corp.*	4,452	109,030
Medtox Scientific, Inc.*	775	20,894
Mettler-Toledo International, Inc.*	3,359	523,500
PAREXEL International Corp.*	75,124	2,120,751
Sequenom, Inc.*	9,345	37,941
Techne Corp.	3,927	291,383
Waters Corp.*	4,300	341,721

		4,815,071

Pharmaceuticals (2.3%)
Acura Pharmaceuticals, Inc.*	1,098	3,448
Akorn, Inc.*	86,697	1,367,212
Ampio Pharmaceuticals, Inc.*	2,051	10,419
Auxilium Pharmaceuticals, Inc.*	42,192	1,134,543
AVANIR Pharmaceuticals, Inc., Class A*	13,369	52,406
BioDelivery Sciences International, Inc.*	2,257	10,111
Cadence Pharmaceuticals, Inc.*	6,407	22,873
Cempra, Inc.*	366	3,426
Corcept Therapeutics, Inc.*	4,723	21,206
Cumberland Pharmaceuticals, Inc.*	682	4,406
Depomed, Inc.*	5,966	33,947
Endo Health Solutions, Inc.*	7,871	243,844
Endocyte, Inc.*	3,168	26,041
Forest Laboratories, Inc.*	7,500	262,425
Hi-Tech Pharmacal Co., Inc.*	443	14,353
Impax Laboratories, Inc.*	49,759	1,008,615
Jazz Pharmaceuticals plc*	4,443	199,979
MAP Pharmaceuticals, Inc.*	2,671	40,012
Medicines Co.*	5,890	135,117
Medicis Pharmaceutical Corp., Class A	6,141	209,715
Nektar Therapeutics*	8,696	70,177
Obagi Medical Products, Inc.*	2,003	30,586
Omeros Corp.*	2,404	24,040
Optimer Pharmaceuticals, Inc.*	28,408	440,892
Pacira Pharmaceuticals, Inc.*	1,974	31,663
Pain Therapeutics, Inc.*	3,876	18,178
Par Pharmaceutical Cos., Inc.*	2,985	107,878

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Pernix Therapeutics Holdings*	959	$6,991
Pozen, Inc.*	2,859	17,840
Questcor Pharmaceuticals, Inc.*	28,829	1,534,856
Repros Therapeutics, Inc.*	1,597	14,501
Sagent Pharmaceuticals, Inc.*	999	18,062
Salix Pharmaceuticals Ltd.*	29,745	1,619,318
Santarus, Inc.*	5,867	41,597
Sciclone Pharmaceuticals, Inc.*	6,083	42,642
Sucampo Pharmaceuticals, Inc., Class A*	1,279	8,991
Transcept Pharmaceuticals, Inc.*	84	521
Ventrus Biosciences, Inc.*	1,339	5,717
Vivus, Inc.*	10,663	304,322
Watson Pharmaceuticals, Inc.*	11,680	864,203
XenoPort, Inc.*	3,299	19,926
Zogenix, Inc.*	3,903	9,679

		10,036,678

Total Health Care		57,773,984

Industrials (14.6%)
Aerospace & Defense (1.4%)
Aerovironment, Inc.*	1,112	29,257
American Science & Engineering, Inc.	182	10,274
Astronics Corp.*	1,123	31,713
BE Aerospace, Inc.*	10,456	456,509
CPI Aerostructures, Inc.*	594	6,534
Cubic Corp.	910	43,753
DigitalGlobe, Inc.*	52,438	794,960
GenCorp, Inc.*	5,058	32,928
HEICO Corp.	5,628	222,419
Hexcel Corp.*	105,841	2,729,639
KEYW Holding Corp.*	61,232	614,769
LMI Aerospace, Inc.*	127	2,207
Moog, Inc., Class A*	543	22,453
National Presto Industries, Inc.	53	3,698
SIFCO Industries, Inc.	108	2,482
Spirit AeroSystems Holdings, Inc., Class A*	2,875	68,511
Sypris Solutions, Inc.	784	5,464
Taser International, Inc.*	5,749	30,125
Teledyne Technologies, Inc.*	1,364	84,091
TransDigm Group, Inc.*	5,456	732,741
Triumph Group, Inc.	1,813	102,017

		6,026,544

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	13,200	772,596
Echo Global Logistics, Inc.*	59,672	1,137,348
Expeditors International of Washington, Inc.	26,170	1,014,088
Forward Air Corp.	3,106	100,231
Hub Group, Inc., Class A*	29,960	1,084,552
Pacer International, Inc.*	413	2,238
Park-Ohio Holdings Corp.*	922	17,546
XPO Logistics, Inc.*	1,888	31,718

		4,160,317

Airlines (0.8%)
Alaska Air Group, Inc.*	7,194	258,265
Allegiant Travel Co.*	19,698	1,372,557

Copa Holdings S.A., Class A	2,861	$235,975
Hawaiian Holdings, Inc.*	2,995	19,497
Republic Airways Holdings, Inc.*	2,853	15,834
SkyWest, Inc.	376	2,455
Spirit Airlines, Inc.*	67,558	1,314,679
U.S. Airways Group, Inc.*	17,361	231,422

		3,450,684

Building Products (0.3%)
A.O. Smith Corp.	1,144	55,930
AAON, Inc.	1,981	37,342
Ameresco, Inc., Class A*	1,651	19,696
American Woodmark Corp.*	175	2,992
Armstrong World Industries, Inc.	2,260	111,102
Builders FirstSource, Inc.*	4,840	22,942
Fortune Brands Home & Security, Inc.*	2,811	62,601
Insteel Industries, Inc.	137	1,528
Lennox International, Inc.	5,446	253,947
Nortek, Inc.*	825	41,283
Patrick Industries, Inc.	444	5,661
PGT, Inc.*	1,077	3,263
Simpson Manufacturing Co., Inc.	20,406	602,181
Trex Co., Inc.*	1,499	45,105
USG Corp.*	7,928	151,028

		1,416,601

Commercial Services & Supplies (1.0%)
A.T. Cross Co., Class A*	893	8,814
ACCO Brands Corp.*	5,558	57,470
Acorn Energy, Inc.	1,932	16,074
American Reprographics Co.*	580	2,917

Brink’s Co.	5,051	117,082
Casella Waste Systems, Inc., Class A*	236	1,381
CECO Environmental Corp.	633	5,001
Cintas Corp.	5,270	203,475
Clean Harbors, Inc.*	5,076	286,388
Copart, Inc.*	10,886	257,889
Covanta Holding Corp.	815	13,977
Deluxe Corp.	3,670	91,530
Encore Capital Group, Inc.*	1,892	56,041
EnergySolutions, Inc.*	1,797	3,037
EnerNOC, Inc.*	1,050	7,602
Healthcare Services Group, Inc.	7,178	139,110
Heritage-Crystal Clean, Inc.*	824	13,472
Herman Miller, Inc.	6,215	115,102
HNI Corp.	4,601	118,476
InnerWorkings, Inc.*	3,405	46,070
Interface, Inc.	6,252	85,215
Intersections, Inc.	674	10,683
Knoll, Inc.	56,262	755,036
McGrath RentCorp	1,362	36,093
Mine Safety Appliances Co.	2,952	118,788
Mobile Mini, Inc.*	64,400	927,360
Multi-Color Corp.	80	1,779
Pitney Bowes, Inc.	11,194	167,574
Portfolio Recovery Associates, Inc.*	1,846	168,466
Rollins, Inc.	6,823	152,631
Standard Parking Corp.*	1,620	34,862
Steelcase, Inc., Class A	1,180	10,655

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Team, Inc.*	2,128	$66,351
Tetra Tech, Inc.*	5,524	144,066
TMS International Corp., Class A*	718	7,158
TRC Cos., Inc.*	1,445	8,786
U.S. Ecology, Inc.	1,247	22,122
United Stationers, Inc.	257	6,926
Waste Connections, Inc.	785	23,487

		4,308,946

Construction & Engineering (0.2%)
Aegion Corp.*	595	10,645
Argan, Inc.	182	2,544
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,390	242,564
Comfort Systems USA, Inc.	1,180	11,824
Dycom Industries, Inc.*	3,142	58,473
Fluor Corp.	11,480	566,423
Great Lakes Dredge & Dock Corp.	734	5,226
MasTec, Inc.*	6,235	93,774
MYR Group, Inc.*	1,224	20,882
Primoris Services Corp.	897	10,764
Sterling Construction Co., Inc.*	210	2,146

		1,025,265

Electrical Equipment (0.9%)
Acuity Brands, Inc.	4,528	230,520
American Superconductor Corp.*	487	2,289
AMETEK, Inc.	25,490	1,272,206
AZZ, Inc.	1,349	82,640
Babcock & Wilcox Co.*	12,664	310,268
Belden, Inc.	4,329	144,372
Capstone Turbine Corp.*	31,933	32,252
Coleman Cable, Inc.	899	7,812
EnerSys*	1,867	65,476
Enphase Energy, Inc.*	647	4,024
Franklin Electric Co., Inc.	2,373	121,332
FuelCell Energy, Inc.*	4,401	4,445
Generac Holdings, Inc.*	1,215	29,233
General Cable Corp.*	333	8,638
Hubbell, Inc., Class B	5,236	408,094
II-VI, Inc.*	4,793	79,899
Polypore International, Inc.*	30,594	1,235,692
Powell Industries, Inc.*	407	15,206
Preformed Line Products Co.	28	1,621
Thermon Group Holdings, Inc.*	1,576	32,639
Vicor Corp.	435	3,019

		4,091,677

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	590	31,282
Raven Industries, Inc.	1,938	134,866
Standex International Corp.	311	13,239

		179,387

Machinery (4.6%)
Actuant Corp., Class A	44,525	1,209,299
Altra Holdings, Inc.	37,389	589,998
Blount International, Inc.*	5,218	76,444
Cascade Corp.	58	2,729
Chart Industries, Inc.*	19,528	1,342,745

CIRCOR International, Inc.	142	$4,841
CLARCOR, Inc.	5,365	258,378
Colfax Corp.*	52,054	1,435,129
Commercial Vehicle Group, Inc.*	2,610	22,498
Donaldson Co., Inc.	15,907	530,817
Dynamic Materials Corp.	544	9,428
EnPro Industries, Inc.*	1,150	42,976
ESCO Technologies, Inc.	913	33,270
Federal Signal Corp.*	528	3,084
Flow International Corp.*	1,176	3,704
Flowserve Corp.	7,070	811,283
Gardner Denver, Inc.	11,770	622,751
Gorman-Rupp Co.	1,620	48,276
Graco, Inc.	6,455	297,446
Graham Corp.	1,099	20,463
IDEX Corp.	32,282	1,258,352
ITT Corp.	2,321	40,850
John Bean Technologies Corp.	3,075	41,728
Joy Global, Inc.	14,150	802,729
Kaydon Corp.	21,200	453,468
Lincoln Electric Holdings, Inc.	32,123	1,406,666
Lindsay Corp.	1,359	88,199
Manitowoc Co., Inc.	60,983	713,501
Meritor, Inc.*	2,462	12,852
Met-Pro Corp.	150	1,382
Middleby Corp.*	12,719	1,266,940
Mueller Industries, Inc.	477	20,315
Mueller Water Products, Inc., Class A	10,969	37,953
Nordson Corp.	6,369	326,666
Omega Flex, Inc.*	256	3,049
Pall Corp.	16,810	921,356
Proto Labs, Inc.*	536	15,415
RBC Bearings, Inc.*	26,083	1,233,726
Rexnord Corp.*	666	13,347
Robbins & Myers, Inc.	25,537	1,067,957
Sauer-Danfoss, Inc.	1,251	43,697
Snap-on, Inc.	1,232	76,692
SPX Corp.	1,634	106,733
Sun Hydraulics Corp.	2,209	53,657
Tennant Co.	2,009	80,260
Timken Co.	826	37,823
Titan International, Inc.	4,512	110,679
Toro Co.	3,197	234,308
Trimas Corp.*	3,173	63,777
Valmont Industries, Inc.	12,184	1,473,898
Wabash National Corp.*	7,321	48,465
Wabtec Corp.	5,146	401,439
Woodward, Inc.	7,392	291,540

		20,114,978

Marine (0.3%)
Alexander & Baldwin, Inc.	316	16,827
Kirby Corp.*	27,773	1,307,553

		1,324,380

Professional Services (2.0%)
Acacia Research Corp.*	5,312	197,819
Advisory Board Co.*	35,275	1,749,287
Barrett Business Services, Inc.	747	15,792
Capita plc	87,362	898,317
CDI Corp.	258	4,231

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Corporate Executive Board Co.	3,582	$146,432
Dun & Bradstreet Corp.	3,441	244,896
Equifax, Inc.	11,574	539,348
Exponent, Inc.*	1,430	75,547
Franklin Covey Co.*	1,027	10,517
GP Strategies Corp.*	1,434	26,486
Huron Consulting Group, Inc.*	24,047	761,088
IHS, Inc., Class A*	10,860	1,169,948
Insperity, Inc.	2,424	65,569
Kforce, Inc.*	2,811	37,836
Mistras Group, Inc.*	1,670	43,888
Odyssey Marine Exploration, Inc.*	7,814	29,224
On Assignment, Inc.*	4,596	73,352
Robert Half International, Inc.	64,468	1,841,851
RPX Corp.*	41,672	597,993
TrueBlue, Inc.*	3,155	48,839
WageWorks, Inc.*	424	6,385

		8,584,645

Road & Rail (1.1%)
Avis Budget Group, Inc.*	11,357	172,626
Celadon Group, Inc.	2,146	35,151
Con-way, Inc.	3,271	118,116
Dollar Thrifty Automotive Group, Inc.*	1,580	127,917
Genesee & Wyoming, Inc., Class A*	30,349	1,603,641
Heartland Express, Inc.	3,978	56,925
Hertz Global Holdings, Inc.*	15,052	192,666
Knight Transportation, Inc.	6,122	97,891
Landstar System, Inc.	5,013	259,272
Localiza Rent a Car S.A.	41,930	630,672
Marten Transport Ltd.	40,991	871,469
Old Dominion Freight Line, Inc.*	5,077	219,783
Quality Distribution, Inc.*	859	9,526
RailAmerica, Inc.*	1,758	42,544
Roadrunner Transportation Systems, Inc.*	713	12,043
Saia, Inc.*	322	7,049
Swift Transportation Co.*	8,440	79,758
Werner Enterprises, Inc.	4,067	97,161
Zipcar, Inc.*	2,372	27,823

		4,662,033

Trading Companies & Distributors (1.0%)
Aceto Corp.	673	6,077
Applied Industrial Technologies, Inc.	4,158	153,222
Beacon Roofing Supply, Inc.*	5,014	126,453
BlueLinx Holdings, Inc.*	764	1,795
CAI International, Inc.*	558	11,093
DXP Enterprises, Inc.*	943	39,125
Edgen Group, Inc.*	406	3,053
H&E Equipment Services, Inc.*	1,718	25,822
Houston Wire & Cable Co.	707	7,728
Interline Brands, Inc.*	384	9,627
Kaman Corp.	2,814	87,065
MRC Global, Inc.*	1,484	31,580
MSC Industrial Direct Co., Inc., Class A	19,196	1,258,298
SeaCube Container Leasing Ltd.	159	2,714

TAL International Group, Inc.	1,572	$52,646
Textainer Group Holdings Ltd.	1,318	48,634
Titan Machinery, Inc.*	1,803	54,757
United Rentals, Inc.*	61,220	2,083,929
Watsco, Inc.	3,140	231,732

		4,235,350

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	489	6,225

Total Industrials		63,587,032

Information Technology (19.1%)
Communications Equipment (1.4%)
Acme Packet, Inc.*	35,616	664,238
ADTRAN, Inc.	6,810	205,594
Ambient Corp.*	294	1,608
Anaren, Inc.*	183	3,587
Arris Group, Inc.*	1,586	22,061
Aruba Networks, Inc.*	17,132	257,837
Aware, Inc.	1,096	7,069
CalAmp Corp.*	3,087	22,628
Calix, Inc.*	1,463	12,026
Ciena Corp.*	54,358	889,841
Comverse Technology, Inc.*	23,399	136,182
EchoStar Corp., Class A*	1,113	29,405
Extreme Networks, Inc.*	10,070	34,641
Finisar Corp.*	42,670	638,343
Globecomm Systems, Inc.*	1,903	19,296
Infinera Corp.*	10,532	72,039
InterDigital, Inc.	4,741	139,907
Ixia*	87,409	1,050,656
Juniper Networks, Inc.*	20,670	337,128
KVH Industries, Inc.*	1,333	16,663
Loral Space & Communications, Inc.	1,108	74,624
NETGEAR, Inc.*	1,824	62,946
Numerex Corp., Class A*	964	8,965
Parkervision, Inc.*	8,176	19,459
Plantronics, Inc.	1,527	51,002
Procera Networks, Inc.*	2,068	50,273
Riverbed Technology, Inc.*	16,944	273,646
ShoreTel, Inc.*	133,943	586,670
Sonus Networks, Inc.*	1,722	3,702
Telular Corp.	1,079	9,970
Tessco Technologies, Inc.	303	6,681
Ubiquiti Networks, Inc.*	1,124	16,017
ViaSat, Inc.*	16,106	608,324

		6,333,028

Computers & Peripherals (0.3%)
3D Systems Corp.*	4,621	157,761
Cray, Inc.*	3,967	47,921
Datalink Corp.*	1,642	15,681
Diebold, Inc.	526	19,415
Electronics for Imaging, Inc.*	336	5,460
Fusion-io, Inc.*	7,206	150,533
Immersion Corp.*	2,746	15,460
Intermec, Inc.*	818	5,072
NCR Corp.*	16,964	385,592
QLogic Corp.*	2,566	35,129
Quantum Corp.*	1,584	3,215

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Silicon Graphics International Corp.*	212	$1,361
Stratasys, Inc.*	8,779	434,999
Super Micro Computer, Inc.*	2,839	45,026
Synaptics, Inc.*	3,601	103,097

		1,425,722

Electronic Equipment, Instruments & Components (2.1%)
Anixter International, Inc.	1,839	97,559
Audience, Inc.*	107	2,063
Badger Meter, Inc.	1,548	58,127
Cognex Corp.	33,782	1,069,200
Coherent, Inc.*	740	32,042
Daktronics, Inc.	1,034	7,145
DTS, Inc.*	18,963	494,555
Echelon Corp.*	2,224	7,740
Electro Rent Corp.	221	3,587
Fabrinet*	38,621	484,694
FARO Technologies, Inc.*	28,010	1,178,661
FEI Co.*	3,808	182,175
FLIR Systems, Inc.	13,348	260,286
GSI Group, Inc.*	175	2,005
InvenSense, Inc.*	3,894	44,002
IPG Photonics Corp.*	3,408	148,555
Jabil Circuit, Inc.	40,587	825,134
Key Tronic Corp.*	224	1,846
LeCroy Corp.*	1,346	19,194
Littelfuse, Inc.	2,097	119,298
Maxwell Technologies, Inc.*	3,128	20,520
Measurement Specialties, Inc.*	1,431	46,522
Mesa Laboratories, Inc.	275	12,785
MTS Systems Corp.	1,720	66,306
Multi-Fineline Electronix, Inc.*	169	4,164
National Instruments Corp.	28,028	752,832
Neonode, Inc.*	2,414	14,846
OSI Systems, Inc.*	2,123	134,471
Plexus Corp.*	1,640	46,248
RealD, Inc.*	4,065	60,812
Rogers Corp.*	732	28,995
Trimble Navigation Ltd.*	48,347	2,224,445
Universal Display Corp.*	16,997	610,872
Zygo Corp.*	361	6,447

		9,068,133

Internet Software & Services (2.5%)
Active Network, Inc.*	4,151	63,884
Ancestry.com, Inc.*	3,093	85,150
Angie’s List, Inc.*	3,798	60,160
AOL, Inc.*	2,293	64,387
Bankrate, Inc.*	4,334	79,702
Bazaarvoice, Inc.*	958	17,436
Blucora, Inc.*	621	7,651
Brightcove, Inc.*	600	9,150
Carbonite, Inc.*	1,199	10,719
comScore, Inc.*	3,769	62,038
Constant Contact, Inc.*	3,254	58,182
Cornerstone OnDemand, Inc.*	3,592	85,526
CoStar Group, Inc.*	23,845	1,936,214
DealerTrack Holdings, Inc.*	50,999	1,535,580
Demand Media, Inc.*	2,375	26,600
Demandware, Inc.*	657	15,564
Dice Holdings, Inc.*	4,975	46,715

EasyLink Services International Corp., Class A*	3,407	$24,667
Envestnet, Inc.*	54,486	653,832
Equinix, Inc.*	8,890	1,561,529
ExactTarget, Inc.*	1,040	22,734
IAC/InterActiveCorp	21,155	964,668
Internap Network Services Corp.*	2,900	18,879
Ipass, Inc.*	5,169	12,302
j2 Global, Inc.	4,093	108,137
LinkedIn Corp., Class A*	10,340	1,098,832
Liquidity Services, Inc.*	2,521	129,050
LivePerson, Inc.*	5,884	112,149
LogMeIn, Inc.*	2,359	71,997
Market Leader, Inc.*	2,005	10,185
MeetMe, Inc.*	712	1,673
Millennial Media, Inc.*	1,155	15,234
Move, Inc.*	4,193	38,198
NIC, Inc.	6,884	87,427
OpenTable, Inc.*	13,612	612,676
Perficient, Inc.*	2,629	29,524
Responsys, Inc.*	3,812	46,201
Saba Software, Inc.*	3,232	29,993
SciQuest, Inc.*	1,908	34,268
Spark Networks, Inc.*	1,171	6,042
SPS Commerce, Inc.*	1,134	34,451
Stamps.com, Inc.*	1,518	37,449
support.com, Inc.*	3,875	12,361
Synacor, Inc.*	685	9,384
Travelzoo, Inc.*	761	17,290
Unwired Planet, Inc.*	2,752	6,330
ValueClick, Inc.*	5,189	85,048
VistaPrint N.V.*	3,955	127,747
Vocus, Inc.*	2,214	41,180
Web.com Group, Inc.*	3,750	68,700
XO Group, Inc.*	2,780	24,659
Yelp, Inc.*	17,001	386,433
Zix Corp.*	6,199	16,117

		10,722,004

IT Services (2.7%)
Alliance Data Systems Corp.*	5,379	726,165
Broadridge Financial Solutions, Inc.	13,342	283,784
CACI International, Inc., Class A*	232	12,765
Cardtronics, Inc.*	4,720	142,591
Cass Information Systems, Inc.	993	39,968
CIBER, Inc.*	161,300	695,203
Computer Task Group, Inc.*	1,257	18,842
CSG Systems International, Inc.*	2,089	36,098
DST Systems, Inc.	571	31,011
EPAM Systems, Inc.*	529	8,988
ExlService Holdings, Inc.*	2,496	61,501
FleetCor Technologies, Inc.*	5,239	183,575
Forrester Research, Inc.	1,527	51,704
Gartner, Inc.*	26,775	1,152,664
Genpact Ltd.*	44,259	736,027
Global Cash Access Holdings, Inc.*	7,027	50,665
Global Payments, Inc.	8,421	364,040
Hackett Group, Inc.*	2,641	14,710
Heartland Payment Systems, Inc.	4,151	124,862

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Higher One Holdings, Inc.*	48,432	$591,839
iGATE Corp.*	3,437	58,498
Innodata, Inc.*	2,380	16,279
Jack Henry & Associates, Inc.	9,327	321,968
Lender Processing Services, Inc.	9,049	228,759
Lionbridge Technologies, Inc.*	6,251	19,691
Mattersight Corp.*	1,021	8,148
MAXIMUS, Inc.	3,629	187,801
MoneyGram International, Inc.*	702	10,249
NeuStar, Inc., Class A*	7,146	238,676
PRGX Global, Inc.*	2,278	18,110
SAIC, Inc.	10,725	129,987
Sapient Corp.	77,947	784,926
ServiceSource International, Inc.*	110,330	1,528,071
Syntel, Inc.	1,649	100,094
Teradata Corp.*	7,830	563,838
TNS, Inc.*	2,586	46,393
Total System Services, Inc.	14,853	355,432
Unisys Corp.*	2,392	46,764
Vantiv, Inc., Class A*	4,208	98,004
VeriFone Systems, Inc.*	38,473	1,273,072
Virtusa Corp.*	1,991	26,580
Wright Express Corp.*	4,154	256,385

		11,644,727

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	879	30,202

Semiconductors & Semiconductor Equipment (3.2%)
Atmel Corp.*	4,052	27,148
ATMI, Inc.*	171	3,517
AuthenTec, Inc.*	4,351	18,840
Cabot Microelectronics Corp.	2,510	73,317
Cavium, Inc.*	5,312	148,736
CEVA, Inc.*	1,884	33,177
Cirrus Logic, Inc.*	6,895	206,023
Cymer, Inc.*	14,116	832,138
Cypress Semiconductor Corp.*	58,110	768,214
Exar Corp.*	593	4,839
Fairchild Semiconductor International, Inc.*	56,578	797,750
Freescale Semiconductor Ltd.*	5,052	51,783
GT Advanced Technologies, Inc.*	10,740	56,707
Hittite Microwave Corp.*	3,360	171,763
Inphi Corp.*	1,022	9,689
Intermolecular, Inc.*	1,467	11,369
Lattice Semiconductor Corp.*	196,800	741,936
LSI Corp.*	60,784	387,194
MA-COM Technology Solutions Holdings, Inc.*	114	2,109
MaxLinear, Inc., Class A*	421	2,088
Mellanox Technologies Ltd.*	14,650	1,037,806
MEMC Electronic Materials, Inc.*	5,494	11,922
Micrel, Inc.	5,215	49,699
Microsemi Corp.*	9,487	175,415
MIPS Technologies, Inc.*	3,953	26,367
Monolithic Power Systems, Inc.*	3,260	64,776
NVE Corp.*	529	28,434
PDF Solutions, Inc.*	2,600	25,662
PLX Technology, Inc.*	4,459	28,315

Power Integrations, Inc.	21,030	$784,419
QuickLogic Corp.*	3,634	9,121
Rambus, Inc.*	866	4,971
RF Micro Devices, Inc.*	3,673	15,610
Semtech Corp.*	82,173	1,998,447
Silicon Image, Inc.*	7,437	30,789
Silicon Laboratories, Inc.*	27,774	1,052,635
Skyworks Solutions, Inc.*	64,980	1,778,503
Standard Microsystems Corp.*	2,466	90,971
SunPower Corp.*	1,955	9,404
Teradyne, Inc.*	62,350	876,641
Ultratech, Inc.*	2,802	88,263
Veeco Instruments, Inc.*	22,490	772,756
Volterra Semiconductor Corp.*	35,510	832,709

		14,141,972

Software (6.9%)
ACI Worldwide, Inc.*	4,251	187,937
Activision Blizzard, Inc.	65,810	789,062
Actuate Corp.*	4,952	34,317
Advent Software, Inc.*	37,579	1,018,767
American Software, Inc., Class A	2,528	20,098
ANSYS, Inc.*	9,955	628,260
Ariba, Inc.*	10,484	469,264
Aspen Technology, Inc.*	60,509	1,400,783
AVG Technologies N.V.*	814	10,590
Blackbaud, Inc.	4,831	124,012
Bottomline Technologies, Inc.*	54,292	979,971
BroadSoft, Inc.*	11,213	324,728
Cadence Design Systems, Inc.*	280,598	3,083,772
Callidus Software, Inc.*	3,732	18,585
CommVault Systems, Inc.*	21,977	1,089,400
Compuware Corp.*	1,280	11,891
Concur Technologies, Inc.*	23,931	1,629,701
Deltek, Inc.*	2,359	27,341
Digimarc Corp.	763	19,579
Ebix, Inc.	2,276	45,406
Ellie Mae, Inc.*	2,323	41,814
Envivio, Inc.*	274	1,756
EPIQ Systems, Inc.	240	2,940
FactSet Research Systems, Inc.	4,799	446,019
Fair Isaac Corp.	3,666	154,998
FalconStor Software, Inc.*	3,187	8,318
Fortinet, Inc.*	57,788	1,341,837
Glu Mobile, Inc.*	5,461	30,309
Guidance Software, Inc.*	1,540	14,645
Guidewire Software, Inc.*	12,074	339,521
Imperva, Inc.*	1,043	30,059
Infoblox, Inc.*	22,663	519,663
Informatica Corp.*	22,148	938,189
Interactive Intelligence Group, Inc.*	1,573	44,374
JDA Software Group, Inc.*	1,041	30,907
Jive Software, Inc.*	42,675	895,748
Kenexa Corp.*	2,925	84,913
Manhattan Associates, Inc.*	2,175	99,419
Mentor Graphics Corp.*	5,392	80,880
MICROS Systems, Inc.*	34,610	1,772,032
MicroStrategy, Inc., Class A*	3,851	500,091
Monotype Imaging Holdings, Inc.*	3,919	65,722
NetScout Systems, Inc.*	3,936	84,978

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

NetSuite, Inc.*	3,358	$183,918
Nuance Communications, Inc.*	25,826	615,175
OPNET Technologies, Inc.	1,605	42,677
Parametric Technology Corp.*	12,787	268,016
Pegasystems, Inc.	1,844	60,815
Progress Software Corp.*	27,900	582,273
Proofpoint, Inc.*	644	10,916
PROS Holdings, Inc.*	2,345	39,443
QAD, Inc., Class A*	469	6,669
QAD, Inc., Class B*	116	1,579
QLIK Technologies, Inc.*	47,977	1,061,251
Quest Software, Inc.*	5,991	166,849
RealPage, Inc.*	3,830	88,703
Rosetta Stone, Inc.*	571	7,903
Rovi Corp.*	2,440	47,873
Salesforce.com, Inc.*	9,110	1,259,549
ServiceNow, Inc.*	5,152	126,739
SolarWinds, Inc.*	29,204	1,272,126
Solera Holdings, Inc.	28,787	1,203,009
Sourcefire, Inc.*	3,164	162,630
Splunk, Inc.*	7,959	223,648
SRS Labs, Inc.*	1,291	11,619
SS&C Technologies Holdings, Inc.*	1,002	25,050
Synchronoss Technologies, Inc.*	20,594	380,371
Synopsys, Inc.*	1,157	34,050
Take-Two Interactive Software, Inc.*	8,367	79,152
Tangoe, Inc.*	3,189	67,958
TIBCO Software, Inc.*	67,593	2,022,383
TiVo, Inc.*	6,686	55,293
Tyler Technologies, Inc.*	3,223	130,048
Ultimate Software Group, Inc.*	2,849	253,903
VASCO Data Security International, Inc.*	1,394	11,403
Verint Systems, Inc.*	2,333	68,847
VirnetX Holding Corp.*	4,490	158,272
Websense, Inc.*	3,980	74,545

		30,247,251

Total Information Technology		83,613,039

Materials (2.8%)
Chemicals (1.5%)
ADA-ES, Inc.*	966	24,507
Albemarle Corp.	5,376	320,625
American Vanguard Corp.	2,976	79,132
Arabian American Development Co.*	2,149	20,824
Balchem Corp.	16,926	551,957
Calgon Carbon Corp.*	5,114	72,721
Chemtura Corp.*	7,336	106,372
Flotek Industries, Inc.*	5,298	49,483
Georgia Gulf Corp.	2,317	59,477
GSE Holding, Inc.*	852	9,006
H.B. Fuller Co.	5,332	163,692
Hawkins, Inc.	974	37,187
Innophos Holdings, Inc.	2,332	131,665
Innospec, Inc.*	316	9,357
International Flavors & Fragrances, Inc.	8,652	474,130
Intrepid Potash, Inc.*	2,748	62,544

KMG Chemicals, Inc.	837	$16,137
Koppers Holdings, Inc.	2,219	75,446
Landec Corp.*	666	5,701
LSB Industries, Inc.*	1,160	35,856
Methanex Corp.	23,120	643,661
NewMarket Corp.	935	202,521
Olin Corp.	5,866	122,541
Omnova Solutions, Inc.*	4,953	37,346
PolyOne Corp.	70,749	967,846
Quaker Chemical Corp.	397	18,345
Rockwood Holdings, Inc.	2,211	98,058
RPM International, Inc.	5,458	148,458
Scotts Miracle-Gro Co., Class A	3,963	162,958
Solutia, Inc.	24,328	682,400
Stepan Co.	848	79,865
TPC Group, Inc.*	1,002	37,024
Valspar Corp.	9,945	522,013
W.R. Grace & Co.*	7,288	367,680
Westlake Chemical Corp.	498	26,025
Zep, Inc.	1,003	13,771

		6,436,331

Construction Materials (0.1%)
Eagle Materials, Inc.	4,845	180,912
Headwaters, Inc.*	6,551	33,738
Martin Marietta Materials, Inc.	2,491	196,341
United States Lime & Minerals, Inc.*	173	8,074

		419,065

Containers & Packaging (0.7%)
AEP Industries, Inc.*	433	18,857
AptarGroup, Inc.	2,380	121,499
Ball Corp.	34,597	1,420,207
Crown Holdings, Inc.*	25,642	884,393
Myers Industries, Inc.	3,588	61,570
Owens-Illinois, Inc.*	13,037	249,919
Packaging Corp. of America	9,615	271,528
Rock-Tenn Co., Class A	871	47,513
Silgan Holdings, Inc.	5,232	223,354

		3,298,840

Metals & Mining (0.4%)
AK Steel Holding Corp.	1,936	11,364
Allied Nevada Gold Corp.*	9,608	272,675
AMCOL International Corp.	2,539	71,879
Carpenter Technology Corp.	376	17,988
Coeur d’Alene Mines Corp.*	3,950	69,362
Compass Minerals International, Inc.	3,527	269,039
General Moly, Inc.*	1,177	3,696
Globe Specialty Metals, Inc.	482	6,473
Gold Reserve, Inc.*	725	2,530
Gold Resource Corp.	3,194	83,012
Handy & Harman Ltd.*	505	6,807
Haynes International, Inc.	1,086	55,321
Materion Corp.	166	3,823
Metals USA Holdings Corp.*	320	5,091
Midway Gold Corp.*	12,238	17,011
Molycorp, Inc.*	1,783	38,424
Noranda Aluminum Holding Corp.	3,561	28,346

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Paramount Gold and Silver Corp.*	13,969	$33,526
Royal Gold, Inc.	6,277	492,117
Steel Dynamics, Inc.	5,077	59,655
SunCoke Energy, Inc.*	5,277	77,308
Tahoe Resources, Inc.*	1,937	26,905
U.S. Antimony Corp.*	5,755	23,250
U.S. Silica Holdings, Inc.*	1,258	14,165

		1,689,767

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.	2,470	70,370
Clearwater Paper Corp.*	1,994	68,035
Deltic Timber Corp.	1,164	70,981
Neenah Paper, Inc.	1,024	27,331
P.H. Glatfelter Co.	777	12,719
Schweitzer-Mauduit International, Inc.	1,234	84,085
Wausau Paper Corp.	4,485	43,639

		377,160

Total Materials		12,221,163

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	7,598	31,912
AboveNet, Inc.*	2,513	211,092
Atlantic Tele-Network, Inc.	965	32,549
Cbeyond, Inc.*	239	1,618
Cincinnati Bell, Inc.*	7,585	28,216
Cogent Communications Group, Inc.*	4,999	96,231
Consolidated Communications Holdings, Inc.	2,702	39,990
Fairpoint Communications, Inc.*	1,885	11,593
General Communication, Inc., Class A*	3,940	32,741
HickoryTech Corp.	1,530	16,998
IDT Corp., Class B	1,538	15,088
inContact, Inc.*	3,277	16,418
Iridium Communications, Inc.*	750	6,720
Level 3 Communications, Inc.*	8,926	197,711
Lumos Networks Corp.	1,581	14,940
magicJack VocalTec Ltd.*	1,127	21,413
ORBCOMM, Inc.*	1,891	6,165
Premiere Global Services, Inc.*	1,241	10,412
Primus Telecommunications Group, Inc.	1,298	20,210
SureWest Communications	76	1,601
Towerstream Corp.*	5,102	21,173
tw telecom, Inc.*	54,608	1,401,241

		2,236,032

Wireless Telecommunication Services (0.4%)
Boingo Wireless, Inc.*	1,683	19,557
Crown Castle International Corp.*	13,650	800,709
Leap Wireless International, Inc.*	1,321	8,494
NTELOS Holdings Corp.	1,599	30,141

SBA Communications Corp., Class A*	12,959	$739,311

		1,598,212

Total Telecommunication Services		3,834,244

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	5,493	378,523
Otter Tail Corp.	283	6,472

		384,995

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	659	21,213
Questar Corp.	4,275	89,176
South Jersey Industries, Inc.	714	36,393

		146,782

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	2,320	5,267
Atlantic Power Corp.	1,035	13,258
Ormat Technologies, Inc.	539	11,529

		30,054

Water Utilities (0.1%)
American States Water Co.	220	8,708
Aqua America, Inc.	1,684	42,033
Cadiz, Inc.*	1,278	9,214
California Water Service Group	2,243	41,428
Connecticut Water Service, Inc.	602	17,446
SJW Corp.	471	11,309
York Water Co.	1,024	18,319

		148,457

Total Utilities		710,288

Total Common Stocks (79.6%) (Cost $274,847,151)		347,826,842

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.3%)
SPDR S&P MidCap 400 ETF (Cost $1,124,372)	6,710	1,149,423

	Number of Rights	Value (Note 1)

RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Hampton Roads Bankshares, Inc., expiring 12/31/49*† (Cost $11,659)	1,208	876

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b) (Cost $—)	1,376	$—

Total Investments (79.9%) (Cost $275,983,182)		348,977,141
Other Assets Less Liabilities (20.1%)		87,701,704

Net Assets (100%)		$436,678,845

*	Non-income producing.
†	Securities (totaling $551,369 or 0.1% of net assets) at fair value by management.
@	Shares are less than 0.5.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	159	September-12	$7,993,811	$8,299,005	$305,194
Russell 2000 Mini Index	313	September-12	23,498,601	24,896,020	1,397,419
S&P MidCap 400 E-Mini Index	529	September-12	48,018,116	49,699,550	1,681,434

					$3,384,047

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,214,861	$737,425	$—	$69,952,286
Consumer Staples	9,061,265	—	—	9,061,265
Energy	20,782,027	—	—	20,782,027
Financials	25,741,021	—	550,493	26,291,514
Health Care	57,773,984	—	—	57,773,984
Industrials	62,688,715	898,317	—	63,587,032
Information Technology	83,613,039	—	—	83,613,039
Materials	12,221,163	—	—	12,221,163
Telecommunication Services	3,834,244	—	—	3,834,244
Utilities	710,288	—	—	710,288
Futures	3,384,047	—	—	3,384,047
Investment Companies
Exchange Traded Funds (ETFs)	1,149,423	—	—	1,149,423
Rights
Financials	—	—	876	876
Warrants
Energy	—	—	—	—

Total Assets	$350,174,077	$1,635,742	$551,369	$352,361,188

Total Liabilities	$—	$—	$—	$—

Total	$350,174,077	$1,635,742	$551,369	$352,361,188

(a)	A Security with a market value of $205,594 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Financials	Investments in Rights-Financials

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	42,209	(10,783)
Purchases	—	11,659
Sales	(41,841)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	550,125	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$550,493	$876

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$43,440	$(10,783)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,384,047	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,384,047

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(37)	—	(37)
Credit contracts.	—	—	—	—	—
Equity contracts	—	2,951,657	—	—	2,951,657
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,951,657	$(37)	$—	$2,951,620

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts.	—	—	—	—	—
Equity contracts	—	3,065,329	—	—	3,065,329
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,065,329	$—	$—	$3,065,329

The Portfolio held futures contracts with an average notional balance of approximately $70,512,000 for the six months ended June 30, 2012.

^	This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$116,772,172
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$176,149,824

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,559,282
Aggregate gross unrealized depreciation	(15,819,525)

Net unrealized appreciation	$68,739,757

Federal income tax cost of investments	$280,237,384

For the six months ended June 30, 2012, the Portfolio incurred approximately $289 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $52,535,288, which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $275,983,182)	$348,977,141
Cash	80,363,131
Cash held as collateral at broker	5,259,000
Due from broker for futures variation margin	2,405,813
Receivable for securities sold	1,700,762
Receivable from Separate Accounts for Trust shares sold	196,826
Dividends, interest and other receivables	135,157
Other assets	3,584

Total assets	439,041,414

LIABILITIES
Payable for securities purchased	1,664,763
Investment management fees payable	278,133
Payable to Separate Accounts for Trust shares redeemed	181,785
Distribution fees payable - Class B	76,784
Administrative fees payable	68,312
Trustees’ fees payable	12,005
Distribution fees payable - Class A	2,359
Accrued expenses	78,428

Total liabilities	2,362,569

NET ASSETS	$436,678,845

Net assets were comprised of:
Paid in capital	$395,360,697
Accumulated undistributed net investment income (loss)	(1,479,288)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(33,580,558)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	76,377,994

Net assets	$436,678,845

Class A
Net asset value, offering and redemption price per share, $11,846,182 / 1,276,559 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.28

Class B
Net asset value, offering and redemption price per share, $386,028,090 / 42,886,706 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.00

Class K
Net asset value, offering and redemption price per share, $38,804,573 / 4,176,646 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.29

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,307 foreign withholding tax)	$1,309,855
Interest	33,354

Total income	1,343,209

EXPENSES
Investment management fees	1,819,071
Distribution fees - Class B	500,771
Administrative fees	357,241
Custodian fees	65,382
Professional fees	26,252
Printing and mailing expenses	23,728
Distribution fees - Class A	15,521
Trustees’ fees	5,191
Miscellaneous	8,044

Gross expenses	2,821,201
Less: Fees paid indirectly	(9,840)

Net expenses	2,811,361

NET INVESTMENT INCOME (LOSS)	(1,468,152)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	22,599,644
Futures	2,951,657
Foreign currency transactions	(13,234)

Net realized gain (loss)	25,538,067

Change in unrealized appreciation (depreciation) on:
Securities	10,791,146
Futures	3,065,329
Foreign currency translations	(12)

Net change in unrealized appreciation (depreciation)	13,856,463

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,394,530

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,926,378

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,468,152)	$(4,046,471)
Net realized gain (loss) on investments, futures and foreign currency transactions	25,538,067	23,527,815
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	13,856,463	(58,064,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,926,378	(38,583,626)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 19,080 and 382,732 shares, respectively ]	181,237	3,612,906
Capital shares repurchased [ (132,944) and (7,441,933) shares, respectively ]	(1,242,214)	(63,173,922	)(z)

Total Class A transactions	(1,060,977)	(59,561,016)

Class B
Capital shares sold [ 2,006,531 and 6,034,863 shares, respectively ]	18,487,780	55,820,538
Capital shares repurchased [ (4,682,604) and (12,167,709) shares, respectively ]	(42,507,126)	(110,396,239)

Total Class B transactions	(24,019,346)	(54,575,701)

Class K†
Capital shares sold [ 48,147 and 6,986,737 shares, respectively ]	452,512	58,811,108	(z)
Capital shares repurchased [ (2,546,225) and (312,013) shares, respectively ]	(22,787,032)	(2,648,615)

Total Class K transactions	(22,334,520)	56,162,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,414,843)	(57,974,224)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,488,465)	(96,557,850)
NET ASSETS:
Beginning of period	446,167,310	542,725,160

End of period (a)	$436,678,845	$446,167,310

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,479,288)	$(11,136)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Mid Cap Growth Portfolio exchanged approximately 6,916,319 Class A shares for approximately 6,916,319 Class K shares. This exchange amounted to approximately $58,211,892.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010		2009		2008		2007
Net asset value, beginning of period	$8.54		$9.24		$7.27		$5.11		$9.13		$9.04

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.06	)(e)	(0.03	)(e)	—	#(e)	(0.04	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.77		(0.64)		2.00		2.16		(3.90)		1.14

Total from investment operations	0.74		(0.70)		1.97		2.16		(3.94)		1.07

Less distributions:
Distributions from net realized gains	—		—		—		—		(0.08)		(0.98)

Net asset value, end of period	$9.28		$8.54		$9.24		$7.27		$5.11		$9.13

Total return (b)	8.67%		(7.58)%		27.10%		42.27%		(43.47)%		12.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,846		$11,871		$78,095		$84,705		$151,539		$303,194
Ratio of expenses to average net assets:
After reimbursements (a)	1.26%		0.99%		1.04%		0.78%		1.21%		1.27%
After reimbursements and fees paid indirectly (a)	1.26%		0.99%		1.03%		0.78%		1.21%		1.27%
Before reimbursements and fees paid indirectly (a)	1.26%		1.01%		1.04%		1.07%		1.31%		1.30%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	(0.67)%		(0.59)%		(0.43)%		(0.05)%		(0.50)%		(0.67)%
After reimbursements and fees paid indirectly (a)	(0.67)%		(0.59)%		(0.43)%		(0.05)%		(0.50)%		(0.67)%
Before reimbursements and fees paid indirectly (a)	(0.67)%		(0.60)%		(0.44)%		(0.34)%		(0.61)%		(0.70)%
Portfolio turnover rate	31%		64%		65%		122%		128%		81%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008		2007
Net asset value, beginning of period	$8.28		$8.99		$7.08		$4.99		$8.95		$8.90

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.07	)(e)	(0.05	)(e)	(0.02	)(e)	(0.05	)(e)	(0.09	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.75		(0.64)		1.96		2.11		(3.83)		1.12

Total from investment operations	0.72		(0.71)		1.91		2.09		(3.88)		1.03

Less distributions:
Distributions from net realized gains	—		—		—		—		(0.08)		(0.98)

Net asset value, end of period	$9.00		$8.28		$8.99		$7.08		$4.99		$8.95

Total return (b)	8.70%		(7.90)%		26.98%		41.88%		(43.68)%		11.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$386,028		$377,314		$464,630		$394,599		$288,031		$554,500
Ratio of expenses to average net assets:
After reimbursements (a)	1.26%		1.24	%(c)	1.29%		1.15%		1.46%		1.52%
After reimbursements and fees paid indirectly (a)	1.26%		1.24%		1.28%		1.15%		1.46%		1.52%
Before reimbursements and fees paid indirectly (a)	1.26%		1.26	%(c)	1.29%		1.32%		1.56	%(c)	1.55%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	(0.67)%		(0.81)%		(0.67)%		(0.42)%		(0.75)%		(0.93)%
After reimbursements and fees paid indirectly (a)	(0.67)%		(0.81)%		(0.67)%		(0.42)%		(0.75)%		(0.93)%
Before reimbursements and fees paid indirectly (a)	(0.67)%		(0.82)%		(0.68)%		(0.59)%		(0.86)%		(0.96)%
Portfolio turnover rate	31%		64%		65%		122%		128%		81%

Class K	Six Months Ended June 30, 2012 (Unaudited)		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.54		$8.22

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.77		0.33

Total from investment operations	0.75		0.32

Net asset value, end of period	$9.29		$8.54

Total return (b)	8.78%		3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,805		$56,983
Ratio of expenses to average net assets:
After reimbursements (a)	1.01%		1.00%
After reimbursements and fees paid indirectly (a)	1.01%		1.00%
Before reimbursements and fees paid indirectly (a)	1.01%		1.01	%(c)
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	(0.43)%		(0.48)%
After reimbursements and fees paid indirectly (a)	(0.43)%		(0.48)%
Before reimbursements and fees paid indirectly (a)	(0.43)%		(0.48)%
Portfolio turnover rate	31%		64%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratio for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	20.9%
Industrials	13.0
Consumer Discretionary	8.8
Information Technology	7.2
Energy	6.6
Health Care	5.9
Materials	5.5
Consumer Staples	4.8
Utilities	4.3
Telecommunication Services	0.3
Cash and Other	22.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,045.80	$6.38
Hypothetical (5% average return before expenses)	1,000.00	1,018.63	6.29
Class B
Actual	1,000.00	1,046.80	6.38
Hypothetical (5% average return before expenses)	1,000.00	1,018.63	6.29
Class K
Actual	1,000.00	1,047.00	5.11
Hypothetical (5% average return before expenses)	1,000.00	1,019.87	5.04

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.8%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	7,583	$79,546
Cooper Tire & Rubber Co.	948	16,628
Dana Holding Corp.	15,030	192,534
Drew Industries, Inc.*	1,161	32,334
Exide Technologies, Inc.*	8,907	29,928
Federal-Mogul Corp.*	2,124	23,364
Fuel Systems Solutions, Inc.*	1,326	22,131
Lear Corp.	11,299	426,311
Modine Manufacturing Co.*	5,253	36,403
Shiloh Industries, Inc.	552	6,348
Spartan Motors, Inc.	3,956	20,729
Standard Motor Products, Inc.	2,192	30,863
Stoneridge, Inc.*	3,163	21,540
Superior Industries International, Inc.	2,599	42,546
Tenneco, Inc.*	39,740	1,065,827
TRW Automotive Holdings Corp.*	11,427	420,057
Visteon Corp.*	47,609	1,785,337
WABCO Holdings, Inc.*	528	27,947

		4,280,373

Automobiles (0.0%)
Thor Industries, Inc.	4,519	123,866
Winnebago Industries, Inc.*	2,380	24,252

		148,118

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,088	52,376
VOXX International Corp.*	2,165	20,178
Weyco Group, Inc.	697	16,157

		88,711

Diversified Consumer Services (0.7%)
Ascent Capital Group, Inc., Class A*	1,624	84,042
Career Education Corp.*	5,864	39,230
Carriage Services, Inc.	1,743	14,502
Corinthian Colleges, Inc.*	8,589	24,822
DeVry, Inc.	7,420	229,797
Education Management Corp.*	3,028	21,045
Hillenbrand, Inc.	59,970	1,102,249
Lincoln Educational Services Corp.	2,659	17,284
Mac-Gray Corp.	1,163	16,387
Matthews International Corp., Class A	1,690	54,908
National American University Holdings, Inc.	536	2,305
Regis Corp.	6,514	116,991
Service Corp. International	24,595	304,240
Sotheby’s, Inc.	4,986	166,333
Steiner Leisure Ltd.*	25,130	1,166,283
Stewart Enterprises, Inc., Class A	8,459	60,397
Universal Technical Institute, Inc.	815	11,011

		3,431,826

Hotels, Restaurants & Leisure (1.7%)
Ameristar Casinos, Inc.	480	$8,530
Benihana, Inc.	818	13,178
Biglari Holdings, Inc.*	124	47,912
Bluegreen Corp.*	1,620	8,035
Bob Evans Farms, Inc.	2,848	114,490
Boyd Gaming Corp.*	5,885	42,372
Caesars Entertainment Corp.*	455	5,187
Carrols Restaurant Group, Inc.*	521	3,095
Cedar Fair LP	66,600	1,996,002
Choice Hotels International, Inc.	2,756	110,047

Churchill Downs, Inc.	989	58,143
Darden Restaurants, Inc.	16,800	850,584
Denny’s Corp.*	2,463	10,936
Einstein Noah Restaurant Group, Inc.	12	211
Fiesta Restaurant Group, Inc.*	191	2,527
Frisch’s Restaurants, Inc.	326	9,239
Gaylord Entertainment Co.*	1,170	45,115
Hyatt Hotels Corp., Class A*	20,900	776,644
International Speedway Corp., Class A	3,129	81,917
Isle of Capri Casinos, Inc.*	2,480	15,301
Jack in the Box, Inc.*	989	27,573
Krispy Kreme Doughnuts, Inc.*	6,736	43,043
Life Time Fitness, Inc.*	368	17,116
Luby’s, Inc.*	2,253	15,095
Marcus Corp.	2,242	30,850
Marriott Vacations Worldwide Corp.*	3,003	93,033
Monarch Casino & Resort, Inc.*	1,071	9,789
Morgans Hotel Group Co.*	1,600	7,520
Orient-Express Hotels Ltd., Class A*	10,991	91,995
Penn National Gaming, Inc.*	19,879	886,405
Pinnacle Entertainment, Inc.*	6,643	63,906
Red Lion Hotels Corp.*	1,522	13,165
Red Robin Gourmet Burgers, Inc.*	16,525	504,178
Ruby Tuesday, Inc.*	7,245	49,338
Scientific Games Corp., Class A*	5,602	47,897
Sonic Corp.*	1,355	13,577
Speedway Motorsports, Inc.	1,293	21,865
Vail Resorts, Inc.	2,649	132,662
Wendy’s Co.	586,798	2,769,686
WMS Industries, Inc.*	6,262	124,927

		9,163,085

Household Durables (1.3%)
American Greetings Corp., Class A	3,722	54,416
Bassett Furniture Industries, Inc.	1,230	12,681
Beazer Homes USA, Inc.*	11,403	37,060
Cavco Industries, Inc.*	84	4,308
CSS Industries, Inc.	1,075	22,091
D.R. Horton, Inc.	29,209	536,861
Ethan Allen Interiors, Inc.	371	7,394
Flexsteel Industries, Inc.	481	9,514
Harman International Industries, Inc.	7,994	316,562
Helen of Troy Ltd.*	3,611	122,377
Hooker Furniture Corp.	1,164	13,724

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Hovnanian Enterprises, Inc., Class A*	11,329	$32,854
Jarden Corp.	28,965	1,217,109
KB Home	8,749	85,740
La-Z-Boy, Inc.*	4,141	50,893
Leggett & Platt, Inc.	65,724	1,388,748
Lennar Corp., Class A	18,348	567,137
Lifetime Brands, Inc.	1,096	13,667
M.D.C. Holdings, Inc.	4,335	141,624
M/I Homes, Inc.*	2,096	36,303
Meritage Homes Corp.*	2,444	82,949
Mohawk Industries, Inc.*	16,166	1,128,872
NVR, Inc.*	63	53,550
PulteGroup, Inc.*	38,823	415,406
Ryland Group, Inc.	2,213	56,609
Sealy Corp.*	5,986	11,074
Standard Pacific Corp.*	12,315	76,230
Toll Brothers, Inc.*	16,313	484,985
Universal Electronics, Inc.*	1,686	22,205

		7,002,943

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	2,927	10,215
HomeAway, Inc.*	415	9,022
Shutterfly, Inc.*	3,040	93,298

		112,535

Leisure Equipment & Products (0.2%)
Black Diamond, Inc.*	2,465	23,294
Callaway Golf Co.	146,402	865,236
JAKKS Pacific, Inc.	2,923	46,797
Johnson Outdoors, Inc., Class A*	564	11,618
Marine Products Corp.	540	3,283
Steinway Musical Instruments, Inc.*	793	19,429

		969,657

Media (2.0%)
Beasley Broadcasting Group, Inc., Class A*	436	2,568
Belo Corp., Class A	6,732	43,354
Cablevision Systems Corp. - New York Group, Class A	20,297	269,747
Carmike Cinemas, Inc.*	1,360	19,924
Central European Media Enterprises Ltd., Class A*	4,031	20,478
Clear Channel Outdoor Holdings, Inc., Class A*	1,982	11,932
Crown Media Holdings, Inc., Class A*	3,389	5,931
Cumulus Media, Inc., Class A*	6,386	19,222
Daily Journal Corp.*	110	9,436
Dial Global, Inc.*	40	133
Digital Generation, Inc.*	3,137	38,805
DreamWorks Animation SKG, Inc., Class A*	7,718	147,105
Entercom Communications Corp., Class A*	2,904	17,482
Entravision Communications Corp., Class A	5,451	6,596
EW Scripps Co., Class A*	3,382	32,501

Fisher Communications, Inc.*	985	$29,461
Gannett Co., Inc.	284,640	4,192,747
Global Sources Ltd.*	1,785	11,781
Harte-Hanks, Inc.	5,050	46,157
Interpublic Group of Cos., Inc.	224,023	2,430,650
John Wiley & Sons, Inc., Class A	3,003	147,117
Journal Communications, Inc., Class A*	4,695	24,226
Lamar Advertising Co., Class A*	1,202	34,377
LIN TV Corp., Class A*	3,264	9,857
Live Nation Entertainment, Inc.*	15,913	146,081
Madison Square Garden Co., Class A*	6,491	243,023
Martha Stewart Living Omnimedia, Inc., Class A	3,165	10,761
McClatchy Co., Class A*	6,918	15,220
MDC Partners, Inc., Class A	1,781	20,197
Meredith Corp.	4,115	131,433
National CineMedia, Inc.	4,244	64,382
New York Times Co., Class A*	271,873	2,120,609
Nexstar Broadcasting Group, Inc., Class A*	1,061	7,151
Outdoor Channel Holdings, Inc.	1,150	8,407
Reading International, Inc., Class A*	1,869	10,111
Regal Entertainment Group, Class A	5,940	81,734
Rentrak Corp.*	419	8,652
Saga Communications, Inc., Class A*	373	13,842
Salem Communications Corp., Class A	1,141	6,241
Scholastic Corp.	2,946	82,959
Sinclair Broadcast Group, Inc., Class A	5,284	47,873
Valassis Communications, Inc.*	1,888	41,064
Washington Post Co., Class B	481	179,807
World Wrestling Entertainment, Inc., Class A	350	2,737

		10,813,871

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,456	11,371
Dillard’s, Inc., Class A	3,349	213,264
Fred’s, Inc., Class A	4,154	63,515
Saks, Inc.*	12,496	133,083
Tuesday Morning Corp.*	4,683	20,090

		441,323

Specialty Retail (1.4%)
Aaron’s, Inc.	22,259	630,152
Abercrombie & Fitch Co., Class A	9,619	328,393
American Eagle Outfitters, Inc.	4,978	98,216
Asbury Automotive Group, Inc.*	372	8,813
AutoNation, Inc.*	1,864	65,762
Barnes & Noble, Inc.*	2,941	48,409
bebe stores, Inc.	3,738	21,942
Big 5 Sporting Goods Corp.	1,863	14,084
Brown Shoe Co., Inc.	4,842	62,510
Cabela’s, Inc.*	6,006	227,087
Casual Male Retail Group, Inc.*	5,045	18,313

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Chico’s FAS, Inc.	5,671	$84,158
Children’s Place Retail Stores, Inc.*	1,718	85,608
Citi Trends, Inc.*	1,577	24,349
Conn’s, Inc.*	1,598	23,650
Destination Maternity Corp.	834	18,014
DSW, Inc., Class A	250	13,600
Express, Inc.*	46,200	839,454
Finish Line, Inc., Class A	3,576	74,774
Foot Locker, Inc.	13,674	418,151
GameStop Corp., Class A	14,979	275,014
Group 1 Automotive, Inc.	2,600	118,586
Guess?, Inc.	7,339	222,885
Haverty Furniture Cos., Inc.	2,228	24,887
hhgregg, Inc.*	1,673	18,922
Jos. A. Bank Clothiers, Inc.*	231	9,808
Kirkland’s, Inc.*	1,639	18,439
Lithia Motors, Inc., Class A	2,456	56,611
MarineMax, Inc.*	2,303	21,902
Men’s Wearhouse, Inc.	25,970	730,796
New York & Co., Inc.*	1,178	4,099
Office Depot, Inc.*	32,218	69,591
OfficeMax, Inc.*	9,841	49,795
Orchard Supply Hardware Stores Corp., Class A*	203	3,376
Penske Automotive Group, Inc.	13,570	288,227
PEP Boys-Manny, Moe & Jack	5,996	59,360
Perfumania Holdings, Inc.*	551	4,568
RadioShack Corp.	11,299	43,388
Rent-A-Center, Inc.	6,737	227,306
Sally Beauty Holdings, Inc.*	1,113	28,649
Shoe Carnival, Inc.	1,649	35,437
Signet Jewelers Ltd.	9,667	425,445
Sonic Automotive, Inc., Class A	4,552	62,226
Stage Stores, Inc.	3,469	63,552
Staples, Inc.	79,500	1,037,475
Stein Mart, Inc.*	3,032	24,104
Systemax, Inc.*	1,224	14,468
Talbots, Inc.*	3,473	8,752
West Marine, Inc.*	1,771	20,809
Wet Seal, Inc., Class A*	10,229	32,324
Williams-Sonoma, Inc.	4,398	153,798

		7,260,038

Textiles, Apparel & Luxury Goods (0.6%)
Cherokee, Inc.	55	766
Columbia Sportswear Co.	1,380	73,996
Culp, Inc.	960	9,840
Deckers Outdoor Corp.*	1,655	72,837
Delta Apparel, Inc.*	773	10,559
Fifth & Pacific Cos., Inc.*	11,562	124,060
G-III Apparel Group Ltd.*	1,643	38,923
Gildan Activewear, Inc.	23,000	632,960
Hanesbrands, Inc.*	24,940	691,586
Iconix Brand Group, Inc.*	8,059	140,791
Jones Group, Inc.	9,300	88,908
Kenneth Cole Productions, Inc., Class A*	608	9,150
K-Swiss, Inc., Class A*	3,073	9,465
Maidenform Brands, Inc.*	769	15,318
Movado Group, Inc.	1,847	46,212
Perry Ellis International, Inc.*	1,366	28,345

PVH Corp.	13,020	$1,012,826
Quiksilver, Inc.*	14,767	34,407
R.G. Barry Corp.	94	1,277
Skechers U.S.A., Inc., Class A*	4,300	87,591
Unifi, Inc.*	1,665	18,864
Warnaco Group, Inc.*	581	24,739

		3,173,420

Total Consumer Discretionary		46,885,900

Consumer Staples (4.8%)
Beverages (1.1%)
Beam, Inc.	23,700	1,481,013
Central European Distribution Corp.*	407,503	1,165,459
Constellation Brands, Inc., Class A*	52,829	1,429,553
Craft Brew Alliance, Inc.*	703	5,750
Molson Coors Brewing Co., Class B	38,570	1,604,898

		5,686,673

Food & Staples Retailing (0.5%)
Andersons, Inc.	2,108	89,927
Arden Group, Inc., Class A	32	2,791
Harris Teeter Supermarkets, Inc.	50,383	2,065,199
Ingles Markets, Inc., Class A	1,388	22,250
Nash Finch Co.	1,339	28,762
Pantry, Inc.*	2,429	35,706
Rite Aid Corp.*	68,432	95,805
Spartan Stores, Inc.	2,451	44,437
SUPERVALU, Inc.	5,876	30,438
Susser Holdings Corp.*	744	27,654
Village Super Market, Inc., Class A	937	30,527
Weis Markets, Inc.	1,242	55,294

		2,528,790

Food Products (2.6%)
Alico, Inc.	230	7,024
Annie’s, Inc.*	173	7,242
B&G Foods, Inc.	56,925	1,514,205
Bunge Ltd.	17,600	1,104,224
Cal-Maine Foods, Inc.	231	9,032
Chiquita Brands International, Inc.*	5,421	27,105
ConAgra Foods, Inc.	142,160	3,686,209
Darling International, Inc.*	9,302	153,390
Dean Foods Co.*	2,977	50,698
Diamond Foods, Inc.	2,523	45,010
Dole Food Co., Inc.*	4,070	35,734
Farmer Bros Co.*	701	5,580
Flowers Foods, Inc.	61,055	1,418,308
Fresh Del Monte Produce, Inc.	4,378	102,752
Green Mountain Coffee Roasters, Inc.*	2,410	52,490
Griffin Land & Nurseries, Inc.	284	7,949
Ingredion, Inc.	6,807	337,083
John B. Sanfilippo & Son, Inc.*	889	15,869
Omega Protein Corp.*	2,088	15,368
Pilgrim’s Pride Corp.*	1,341	9,588
Post Holdings, Inc.*	108,936	3,349,782

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Ralcorp Holdings, Inc.*	16,569	$1,105,815
Seneca Foods Corp., Class A*	1,028	27,653
Smart Balance, Inc.*	6,662	62,556
Smithfield Foods, Inc.*	18,278	395,353
Snyders-Lance, Inc.	561	14,154
Tootsie Roll Industries, Inc.	141	3,364
TreeHouse Foods, Inc.*	1,344	83,718
Westway Group, Inc.*	1,152	6,900

		13,654,155

Household Products (0.6%)
Central Garden & Pet Co., Class A*	3,749	40,827
Energizer Holdings, Inc.*	42,334	3,185,633
Harbinger Group, Inc.*	4,718	36,753
Oil-Dri Corp. of America	571	12,505
Orchids Paper Products Co.	315	5,569
Spectrum Brands Holdings, Inc.*	435	14,168

		3,295,455

Personal Products (0.0%)
Elizabeth Arden, Inc.*	423	16,417
Inter Parfums, Inc.	486	8,393
Nature’s Sunshine Products, Inc.	481	7,263
Nutraceutical International Corp.*	981	14,960
Prestige Brands Holdings, Inc.*	1,977	31,256
Revlon, Inc., Class A*	1,328	18,898

		97,187

Tobacco (0.0%)
Alliance One International, Inc.*	9,825	33,994
Universal Corp.	2,624	121,570
Vector Group Ltd.	1,479	25,173

		180,737

Total Consumer Staples		25,442,997

Energy (6.6%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	4,437	167,896
Basic Energy Services, Inc.*	3,517	36,296
Bolt Technology Corp.	953	14,305
Bristow Group, Inc.	4,056	164,958
C&J Energy Services, Inc.*	3,516	65,046
Cal Dive International, Inc.*	10,839	31,433
Dawson Geophysical Co.*	892	21,247
Exterran Holdings, Inc.*	76,482	975,146
Forbes Energy Services Ltd.*	1,620	7,614
Gulf Island Fabrication, Inc.	1,606	45,305
Gulfmark Offshore, Inc., Class A*	23,601	803,378
Heckmann Corp.*	14,163	47,871
Helix Energy Solutions Group, Inc.*	46,808	768,119
Helmerich & Payne, Inc.	8,358	363,406
Hercules Offshore, Inc.*	17,942	63,515
Hornbeck Offshore Services, Inc.*	4,012	155,585
Key Energy Services, Inc.*	32,938	250,329
Matrix Service Co.*	2,366	26,854
McDermott International, Inc.*	26,726	297,728
Mitcham Industries, Inc.*	535	9,079
Nabors Industries Ltd.*	32,945	474,408

Natural Gas Services Group, Inc.*	1,456	$21,578
Newpark Resources, Inc.*	10,084	59,496
Oil States International, Inc.*	807	53,423
Parker Drilling Co.*	13,380	60,344
Patterson-UTI Energy, Inc.	17,681	257,435
PHI, Inc. (Non-Voting)*	1,366	37,989
Pioneer Drilling Co.*	5,572	44,409
Rowan Cos., plc, Class A*	14,100	455,853
RPC, Inc.	854	10,154
SEACOR Holdings, Inc.*	1,330	118,875
Solar Cayman Ltd.*†§(b)	141,300	14,130
Superior Energy Services, Inc.*	54,674	1,106,055
Tesco Corp.*	3,417	41,004
TETRA Technologies, Inc.*	8,786	62,644
Tidewater, Inc.	5,789	268,378
Union Drilling, Inc.*	1,686	7,553
Unit Corp.*	5,506	203,116
Vantage Drilling Co.*	22,424	33,636
Willbros Group, Inc.*	3,377	21,815

		7,667,405

Oil, Gas & Consumable Fuels (5.1%)
Adams Resources & Energy, Inc.	235	9,851
Alon USA Energy, Inc.	285	2,411
Alpha Natural Resources, Inc.*	24,983	217,602
Amyris, Inc.*	3,376	14,956
Arch Coal, Inc.	24,101	166,056
ATP Oil & Gas Corp.*	4,672	15,791
Berry Petroleum Co., Class A	27,060	1,073,200
Bill Barrett Corp.*	5,469	117,146
Bonanza Creek Energy, Inc.*	952	15,832
BPZ Resources, Inc.*	8,434	21,338
Callon Petroleum Co.*	4,446	18,940
Carrizo Oil & Gas, Inc.*	632	14,858
Cheniere Energy, Inc.*	7,332	108,074
Cimarex Energy Co.	35,025	1,930,578
Clayton Williams Energy, Inc.*	608	29,415
Cloud Peak Energy, Inc.*	6,954	117,592
Comstock Resources, Inc.*	5,477	89,932
Contango Oil & Gas Co.*	128	7,578
CREDO Petroleum Corp.*	275	3,979
Crimson Exploration, Inc.*	2,613	11,994
Crosstex Energy, Inc.	373	5,222
CVR Energy, Inc.*	634	16,852
Delek U.S. Holdings, Inc.	1,944	34,195
Denbury Resources, Inc.*	135,900	2,053,449
Endeavour International Corp.*	313	2,629
Energen Corp.	30,326	1,368,612
Energy Partners Ltd.*	3,149	53,218
Energy XXI Bermuda Ltd.	2,434	76,160
EQT Corp.	18,500	992,155
EXCO Resources, Inc.	14,042	106,579
Forest Oil Corp.*	13,377	98,053
Frontline Ltd.	5,737	26,161
GasLog Ltd.*	1,640	16,646
Gastar Exploration Ltd.*	6,938	13,390
Gevo, Inc.*	259	1,287
Green Plains Renewable Energy, Inc.*	2,837	17,703
Gulfport Energy Corp.*	4,191	86,460
Halcon Resources Corp.*	1,572	14,840
Hallador Energy Co.	647	5,487

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Harvest Natural Resources, Inc.*	4,025	$34,414
HollyFrontier Corp.	23,483	832,003
Knightsbridge Tankers Ltd.	2,851	23,207
Laredo Petroleum Holdings, Inc.*	199	4,139
Magnum Hunter Resources Corp.*	10,880	45,478
Matador Resources Co.*	307	3,297
McMoRan Exploration Co.*	11,516	145,908
Midstates Petroleum Co., Inc.*	1,515	14,711
Miller Energy Resources, Inc.*	3,264	16,320
Newfield Exploration Co.*	15,295	448,296
Noble Energy, Inc.	38,405	3,257,512
Nordic American Tankers Ltd.	5,988	81,257
Overseas Shipholding Group, Inc.	2,793	31,030
Patriot Coal Corp.*	10,523	12,838
PDC Energy, Inc.*	3,395	83,245
Penn Virginia Corp.	5,163	37,896
PetroQuest Energy, Inc.*	6,411	32,055
Plains Exploration & Production Co.*	120,637	4,244,010
QEP Resources, Inc.	105,000	3,146,850
Quicksilver Resources, Inc.*	13,287	72,016
Range Resources Corp.	17,000	1,051,790
Renewable Energy Group, Inc.*	675	5,015
Resolute Energy Corp.*	5,486	52,501
REX American Resources Corp.*	576	11,244
Rex Energy Corp.*	4,897	54,895
SandRidge Energy, Inc.*	55,525	371,462
Scorpio Tankers, Inc.*	4,323	27,624
SemGroup Corp., Class A*	4,777	152,530
Ship Finance International Ltd.	5,135	80,260
SM Energy Co.	1,221	59,963
Southwestern Energy Co.*	26,310	840,078
Stone Energy Corp.*	5,621	142,436
Swift Energy Co.*	4,877	90,761
Synergy Resources Corp.*	4,218	12,991
Teekay Corp.	4,113	120,429
Teekay Tankers Ltd., Class A	7,102	32,385
Tesoro Corp.*	15,959	398,337
Triangle Petroleum Corp.*	5,006	27,934
Ultra Petroleum Corp.*	17,361	400,518
Uranium Energy Corp.*	5,079	11,631
Voyager Oil & Gas, Inc.*	5,362	9,437
W&T Offshore, Inc.	3,644	55,753
Warren Resources, Inc.*	6,363	15,271
Western Refining, Inc.	2,703	60,196
Westmoreland Coal Co.*	1,233	9,926
Whiting Petroleum Corp.*	23,905	982,974
World Fuel Services Corp.	5,570	211,827
WPX Energy, Inc.*	22,515	364,293
ZaZa Energy Corp.*	1,479	6,685

		27,203,849

Total Energy		34,871,254

Financials (20.9%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	1,484	162,424
American Capital Ltd.*	37,707	379,709
Apollo Investment Corp.	23,015	176,755
Ares Capital Corp.	25,164	401,617

Arlington Asset Investment Corp., Class A	946	$20,538
Artio Global Investors, Inc.	3,404	11,914
BlackRock Kelso Capital Corp.	8,351	81,506
Calamos Asset Management, Inc., Class A	2,247	25,728
Capital Southwest Corp.	328	33,732
CIFC Corp.*	740	5,454
Cowen Group, Inc., Class A*	9,819	26,119
Duff & Phelps Corp., Class A	2,538	36,801
E*TRADE Financial Corp.*	32,382	260,351
Edelman Financial Group, Inc.	2,397	20,854
Evercore Partners, Inc., Class A	2,945	68,884
FBR & Co.*	4,560	12,631
Federated Investors, Inc., Class B	1,738	37,975
Fidus Investment Corp.	1,057	16,035
Fifth Street Finance Corp.	9,402	93,832
FXCM, Inc., Class A	2,331	27,413
GFI Group, Inc.	7,794	27,747
Gladstone Capital Corp.	2,488	19,630
Gladstone Investment Corp.	2,626	19,406
Golub Capital BDC, Inc.	1,632	24,627
GSV Capital Corp.*	2,191	20,376
Harris & Harris Group, Inc.*	3,716	14,121
Hercules Technology Growth Capital, Inc.	5,658	64,162
HFF, Inc., Class A*	551	7,681
Horizon Technology Finance Corp.	701	11,559
ICG Group, Inc.*	3,888	35,964
INTL FCStone, Inc.*	1,576	30,496
Investment Technology Group, Inc.*	4,414	40,609
Janus Capital Group, Inc.	21,412	167,442
Jefferies Group, Inc.	15,978	207,554
JMP Group, Inc.	1,778	10,988
KBW, Inc.	3,942	64,846
Knight Capital Group, Inc., Class A*	11,218	133,943
Kohlberg Capital Corp.	2,525	18,332
Legg Mason, Inc.	15,989	421,630
LPL Financial Holdings, Inc.	778	26,273
Main Street Capital Corp.	2,521	61,008
Manning & Napier, Inc.	1,522	21,658
MCG Capital Corp.	8,655	39,813
Medallion Financial Corp.	2,062	21,898
Medley Capital Corp.	1,930	23,237
MVC Capital, Inc.	2,705	35,030
New Mountain Finance Corp.	1,028	14,587
NGP Capital Resources Co.	2,550	18,054
Oppenheimer Holdings, Inc., Class A	1,234	19,398
PennantPark Investment Corp.	6,354	65,764
Piper Jaffray Cos., Inc.*	1,893	44,353
Prospect Capital Corp.	13,887	158,173
Pzena Investment Management, Inc., Class A	474	2,100
Raymond James Financial, Inc.	43,385	1,485,502
Safeguard Scientifics, Inc.*	2,362	36,564
Solar Capital Ltd.	4,144	92,245
Solar Senior Capital Ltd.	1,022	17,272

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Stifel Financial Corp.*	3,120	$96,408
SWS Group, Inc.*	3,450	18,388
TCP Capital Corp.	645	9,327
THL Credit, Inc.	1,301	17,524
TICC Capital Corp.	4,284	41,555
Triangle Capital Corp.	3,122	71,119
Virtus Investment Partners, Inc.*	322	26,082
Walter Investment Management Corp.	3,264	76,508

		5,781,225

Commercial Banks (5.8%)
1st Source Corp.	1,689	38,171
1st United Bancorp, Inc./Florida*	3,392	21,064
Access National Corp.	801	10,493
Alliance Financial Corp./New York	570	19,574
American National Bankshares, Inc.	862	20,309
Ameris Bancorp*	2,707	34,108
Ames National Corp.	899	20,668
Arrow Financial Corp.	1,064	25,717
Associated Banc-Corp	19,805	261,228
BancFirst Corp.	738	30,930
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,234	69,305
Bancorp, Inc./Delaware*	3,300	31,185
BancorpSouth, Inc.	10,728	155,771
Bank of Hawaii Corp.	5,168	237,470
Bank of Kentucky Financial Corp.	691	18,408
Bank of Marin Bancorp/California	635	23,501
Bank of the Ozarks, Inc.	913	27,463
Banner Corp.	2,097	45,945
Bar Harbor Bankshares	433	15,588
BBCN Bancorp, Inc.*	8,922	97,161
Berkshire Bancorp, Inc./New York*	458	4,030
BOK Financial Corp.	21,691	1,262,416
Boston Private Financial Holdings, Inc.	8,914	79,602
Bridge Bancorp, Inc.	957	22,576
Bridge Capital Holdings*	795	12,839
Bryn Mawr Bank Corp.	1,293	27,244
BSB Bancorp, Inc./Massachusetts*	931	11,870
C&F Financial Corp.	358	14,377
Camden National Corp.	864	31,640
Capital Bank Corp.*	1,298	2,959
Capital City Bank Group, Inc.	1,349	9,942
CapitalSource, Inc.	26,313	176,823
Cardinal Financial Corp.	3,301	40,536
Cascade Bancorp*	582	3,451
Cathay General Bancorp	8,971	148,111
Center Bancorp, Inc.	1,455	16,369
Centerstate Banks, Inc.	3,310	23,667
Central Pacific Financial Corp.*	2,437	34,410
Century Bancorp, Inc./Massachusetts, Class A	423	12,576
Chemical Financial Corp.	3,127	67,230
Citizens & Northern Corp.	1,354	25,794

Citizens Republic Bancorp, Inc.*	4,529	$77,582
City Holding Co.	1,678	56,532
City National Corp./California	16,392	796,323
CNB Financial Corp./Pennsylvania	1,475	24,057
CoBiz Financial, Inc.	3,783	23,682
Columbia Banking System, Inc.	4,507	84,822
Comerica, Inc.	53,500	1,642,985
Commerce Bancshares, Inc./Missouri	31,315	1,186,838
Community Bank System, Inc.	4,500	122,040
Community Trust Bancorp, Inc.	1,593	53,350
Crescent Financial Bancshares, Inc.*	335	1,514
Cullen/Frost Bankers, Inc.	19,447	1,118,008
CVB Financial Corp.	10,034	116,896
Eagle Bancorp, Inc.*	1,845	29,059
East West Bancorp, Inc.	56,299	1,320,775
Encore Bancshares, Inc.*	916	18,897
Enterprise Bancorp, Inc./Massachusetts	694	11,375
Enterprise Financial Services Corp.	2,021	22,150
F.N.B. Corp./Pennsylvania	15,873	172,540
Farmers National Banc Corp.	2,043	12,728
Fidelity Southern Corp.	1,060	9,158
Financial Institutions, Inc.	1,520	25,658
First Bancorp, Inc./Maine	1,053	17,901
First Bancorp/North Carolina	1,816	16,144
First BanCorp/Puerto Rico*	7,833	31,019
First Busey Corp.	8,423	40,683
First California Financial Group, Inc.*	2,552	17,558
First Citizens BancShares, Inc./North Carolina, Class A	581	96,824
First Commonwealth Financial Corp.	11,952	80,437
First Community Bancshares, Inc./Virginia	1,750	25,252
First Connecticut Bancorp, Inc./Connecticut	2,008	27,108
First Financial Bancorp	6,670	106,587
First Financial Bankshares, Inc.	3,563	123,137
First Financial Corp./Indiana	1,260	36,540
First Horizon National Corp.	28,714	248,376
First Interstate Bancsystem, Inc.	1,881	26,785
First Merchants Corp.	3,272	40,769
First Midwest Bancorp, Inc./Illinois	8,552	93,901
First Niagara Financial Group, Inc.	208,774	1,597,121
First of Long Island Corp.	927	26,855
First Republic Bank/California*	29,285	983,976
FirstMerit Corp.	12,459	205,823
FNB United Corp.*	262	3,403
Fulton Financial Corp.	22,814	227,912
German American Bancorp, Inc.	1,411	28,925
Glacier Bancorp, Inc.	8,186	126,801
Great Southern Bancorp, Inc.	1,136	31,331
Green Bankshares, Inc.*	1,118	1,856
Guaranty Bancorp*	8,362	17,644
Hancock Holding Co.	30,873	939,774

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Hanmi Financial Corp.*	3,572	$37,435
Heartland Financial USA, Inc.	1,683	40,392
Heritage Commerce Corp.*	2,485	16,152
Heritage Financial Corp./Washington	1,724	25,257
Heritage Oaks Bancorp*	2,220	12,365
Home BancShares, Inc./Arkansas	2,516	76,939
Horizon Bancorp/Indiana	412	10,836
Hudson Valley Holding Corp.	1,751	31,693
Huntington Bancshares, Inc./Ohio	229,964	1,471,770
IBERIABANK Corp.	3,365	169,764
Independent Bank Corp./Massachusetts	2,470	72,149
International Bancshares Corp.	6,048	118,057
Investors Bancorp, Inc.*	4,278	64,555
Lakeland Bancorp, Inc.	3,030	31,876
Lakeland Financial Corp.	1,860	49,904
MainSource Financial Group, Inc.	2,280	26,972
MB Financial, Inc.	6,240	134,410
Mercantile Bank Corp.*	960	17,712
Merchants Bancshares, Inc.	576	15,869
Metro Bancorp, Inc.*	1,686	20,283
MetroCorp Bancshares, Inc.*	1,785	19,046
Middleburg Financial Corp.	579	9,843
MidSouth Bancorp, Inc.	912	12,841
MidWestOne Financial Group, Inc.	753	16,189
National Bankshares, Inc./Virginia	822	24,759
National Penn Bancshares, Inc.	121,499	1,162,745
NBT Bancorp, Inc.	3,791	81,848
Northrim BanCorp, Inc.	704	15,129
Old National Bancorp/Indiana	10,765	129,288
OmniAmerican Bancorp, Inc.*	1,274	27,302
Oriental Financial Group, Inc.	4,626	51,256
Pacific Capital Bancorp*	448	20,487
Pacific Continental Corp.	1,974	17,509
Pacific Mercantile Bancorp*	1,162	8,029
PacWest Bancorp	3,433	81,259
Park National Corp.	1,299	90,605
Park Sterling Corp.*	3,889	18,317
Penns Woods Bancorp, Inc.	410	16,322
Peoples Bancorp, Inc./Ohio	1,254	27,563
Pinnacle Financial Partners, Inc.*	3,964	77,338
Popular, Inc.*	197,610	3,282,302
Preferred Bank/California*	1,311	17,515
PrivateBancorp, Inc.	6,866	101,342
Prosperity Bancshares, Inc.	5,395	226,752
Renasant Corp.	2,863	44,978
Republic Bancorp, Inc./Kentucky, Class A	1,102	24,520
S&T Bancorp, Inc.	3,242	59,880
Sandy Spring Bancorp, Inc.	2,757	49,626
SCBT Financial Corp.	1,718	60,559
Seacoast Banking Corp. of Florida*	8,628	13,028
Sierra Bancorp	1,407	13,929
Signature Bank/New York*	22,884	1,395,237
Simmons First National Corp., Class A	1,952	45,384
Southside Bancshares, Inc.	1,992	44,780

Southwest Bancorp, Inc./Oklahoma*	2,138	$20,119
State Bank Financial Corp.*	3,695	56,016
StellarOne Corp.	2,589	32,311
Sterling Bancorp/New York	3,502	34,950
Sterling Financial Corp./Washington*	3,036	57,350
Suffolk Bancorp*	1,187	15,395
Sun Bancorp, Inc./New Jersey*	4,751	12,828
SunTrust Banks, Inc.	39,495	956,964
Susquehanna Bancshares, Inc.	21,338	219,781
SVB Financial Group*	5,029	295,303
SY Bancorp, Inc.	1,369	32,788
Synovus Financial Corp.	89,183	176,582
Taylor Capital Group, Inc.*	1,848	30,289
TCF Financial Corp.	18,451	211,817
Texas Capital Bancshares, Inc.*	573	23,143
Tompkins Financial Corp.	1,089	41,034
TowneBank/Virginia	3,010	42,140
Trico Bancshares	1,805	27,797
Trustmark Corp.	7,357	180,099
UMB Financial Corp.	3,668	187,912
Umpqua Holdings Corp.	12,722	167,422
Union First Market Bankshares Corp.	2,284	33,004
United Bankshares, Inc./West Virginia	4,678	121,067
United Community Banks, Inc./Georgia*	4,732	40,553
Univest Corp. of Pennsylvania	1,880	31,076
Valley National Bancorp	22,397	237,408
Virginia Commerce Bancorp, Inc.*	3,084	25,998
Washington Banking Co.	1,686	23,435
Washington Trust Bancorp, Inc.	1,633	39,813
Webster Financial Corp.	8,203	177,677
WesBanco, Inc.	2,663	56,615
West Bancorp, Inc.	1,860	17,689
West Coast Bancorp/Oregon*	2,196	43,151
Westamerica Bancorp	1,430	67,482
Western Alliance Bancorp*	7,984	74,730
Wilshire Bancorp, Inc.*	7,020	38,470
Wintrust Financial Corp.	30,025	1,065,888
Zions Bancorp	56,608	1,099,327

		31,127,252

Consumer Finance (0.0%)
Cash America International, Inc.	1,967	86,627
DFC Global Corp.*	1,103	20,328
EZCORP, Inc., Class A*	1,710	40,117
First Marblehead Corp.*	7,162	8,379
Nelnet, Inc., Class A	2,745	63,135
Nicholas Financial, Inc.	1,246	15,974

		234,560

Diversified Financial Services (0.1%)
California First National Bancorp	157	2,463
CBOE Holdings, Inc.	1,312	36,316
Gain Capital Holdings, Inc.	1,650	8,234
Marlin Business Services Corp.	904	14,817
MicroFinancial, Inc.	568	4,601
NASDAQ OMX Group, Inc.	13,222	299,743

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

NewStar Financial, Inc.*	2,997	$38,841
PHH Corp.*	6,453	112,798
PICO Holdings, Inc.*	2,589	58,019
Resource America, Inc., Class A	1,255	8,007

		583,839

Insurance (7.3%)
Alleghany Corp.*	7,138	2,425,136
Allied World Assurance Co. Holdings AG	2,028	161,165
Alterra Capital Holdings Ltd.	43,129	1,007,062
American Equity Investment Life Holding Co.	6,822	75,110
American Financial Group, Inc./Ohio	9,673	379,472
American National Insurance Co.	824	58,727
American Safety Insurance Holdings Ltd.*	950	17,813
AMERISAFE, Inc.*	2,076	53,872
Amtrust Financial Services, Inc.	2,357	70,027
Arch Capital Group Ltd.*	54,774	2,173,980
Argo Group International Holdings Ltd.	2,916	85,351
Aspen Insurance Holdings Ltd.	8,112	234,437
Assurant, Inc.	64,808	2,257,911
Assured Guaranty Ltd.	297,429	4,193,749
Axis Capital Holdings Ltd.	12,431	404,629
Baldwin & Lyons, Inc., Class B	976	22,682
Brown & Brown, Inc.	47,074	1,283,708
Citizens, Inc./Texas*	4,356	42,471
CNO Financial Group, Inc.	24,079	187,816
Crawford & Co., Class B	2,859	11,693
Donegal Group, Inc., Class A	771	10,239
Eastern Insurance Holdings, Inc.	688	11,696
EMC Insurance Group, Inc.	522	10,544
Employers Holdings, Inc.	2,876	51,883
Endurance Specialty Holdings Ltd.	4,417	169,259
Enstar Group Ltd.*	964	95,378
Everest Reinsurance Group Ltd.	5,984	619,284
FBL Financial Group, Inc., Class A	1,148	32,156
Fidelity National Financial, Inc., Class A	25,247	486,257
First American Financial Corp.	244,946	4,154,284
Flagstone Reinsurance Holdings S.A.	5,637	45,152
Fortegra Financial Corp.*	805	6,440
Genworth Financial, Inc., Class A*	55,754	315,568
Global Indemnity plc*	1,299	26,305
Greenlight Capital Reinsurance Ltd., Class A*	2,330	59,229
Hallmark Financial Services*	1,478	11,528
Hanover Insurance Group, Inc.	2,789	109,134
Hartford Financial Services Group, Inc.	107,635	1,897,605
HCC Insurance Holdings, Inc.	61,084	1,918,038
Hilltop Holdings, Inc.*	4,523	46,632
Homeowners Choice, Inc.	644	11,334
Horace Mann Educators Corp.	4,502	78,695
Independence Holding Co.	998	9,830

Infinity Property & Casualty Corp.	1,339	$77,220
Investors Title Co.	126	7,173
Kansas City Life Insurance Co.	448	15,765
Kemper Corp.	5,583	171,677
Maiden Holdings Ltd.	5,708	49,545
Markel Corp.*	1,097	484,545
MBIA, Inc.*	337,058	3,643,597
Meadowbrook Insurance Group, Inc.	5,337	46,912
Mercury General Corp.	3,020	125,843
Montpelier Reinsurance Holdings Ltd.	4,966	105,726
National Financial Partners Corp.*	4,612	61,801
National Interstate Corp.	706	18,773
National Western Life Insurance Co., Class A	253	35,906
Navigators Group, Inc.*	674	33,734
Old Republic International Corp.	29,372	243,494
OneBeacon Insurance Group Ltd., Class A	2,611	33,995
PartnerReinsurance Ltd.	10,200	771,834
Phoenix Cos., Inc.*	12,858	23,787
Platinum Underwriters Holdings Ltd.	3,948	150,419
Presidential Life Corp.	2,369	23,287
Primerica, Inc.	5,334	142,578
ProAssurance Corp.	3,481	310,122
Protective Life Corp.	9,194	270,396
Reinsurance Group of America, Inc.	8,364	445,048
RenaissanceReinsurance Holdings Ltd.	18,778	1,427,316
RLI Corp.	2,402	163,816
Safety Insurance Group, Inc.	1,435	58,318
SeaBright Holdings, Inc.	2,155	19,158
Selective Insurance Group, Inc.	33,906	590,304
StanCorp Financial Group, Inc.	5,042	187,361
State Auto Financial Corp.	1,384	19,445
Stewart Information Services Corp.	2,027	31,115
Symetra Financial Corp.	8,762	110,576
Tower Group, Inc.	1,839	38,380
United Fire Group, Inc.	2,276	48,547
Universal Insurance Holdings, Inc.	1,670	5,695
Validus Holdings Ltd.	9,567	306,431
W. R. Berkley Corp.	12,574	489,380
White Mountains Insurance Group Ltd.	676	352,703
XL Group plc	108,500	2,282,840

		38,747,843

Real Estate Investment Trusts (REITs) (4.6%)
AG Mortgage Investment Trust, Inc. (REIT)	1,849	39,735
Agree Realty Corp. (REIT)	1,436	31,779
Alexandria Real Estate Equities, Inc. (REIT)	7,070	514,130
American Assets Trust, Inc. (REIT)	3,830	92,877

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

American Campus Communities, Inc. (REIT)	27,105	$1,219,183
American Capital Mortgage Investment Corp. (REIT)	4,177	99,747
American Realty Capital Trust, Inc. (REIT)	18,128	197,958
Anworth Mortgage Asset Corp. (REIT)	16,101	113,512
Apartment Investment & Management Co. (REIT), Class A	4,374	118,229
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,238	35,965
Apollo Residential Mortgage, Inc. (REIT)	2,487	47,949
Ares Commercial Real Estate Corp. (REIT)	869	15,190
ARMOUR Residential REIT, Inc. (REIT)	20,694	147,134
Ashford Hospitality Trust, Inc. (REIT)	6,093	51,364
Associated Estates Realty Corp. (REIT)	2,813	42,054
BioMed Realty Trust, Inc. (REIT)	17,604	328,843
Brandywine Realty Trust (REIT)	16,251	200,537
BRE Properties, Inc. (REIT)	6,274	313,825
Camden Property Trust (REIT)	2,278	154,152
Campus Crest Communities, Inc. (REIT)	3,469	36,043
CapLease, Inc. (REIT)	7,857	32,607
Capstead Mortgage Corp. (REIT)	10,970	152,593
CBL & Associates Properties, Inc. (REIT)	16,896	330,148
Cedar Realty Trust, Inc. (REIT)	6,812	34,401
Chatham Lodging Trust (REIT)	1,730	24,704
Chesapeake Lodging Trust (REIT)	3,762	64,782
Chimera Investment Corp. (REIT)	117,215	276,627
Colonial Properties Trust (REIT)	10,051	222,529
Colony Financial, Inc. (REIT)	3,968	68,646
CommonWealth REIT (REIT)	9,623	183,992
Coresite Realty Corp. (REIT)	1,171	30,235
Corporate Office Properties Trust/Maryland (REIT)	8,172	192,124
Cousins Properties, Inc. (REIT)	530,585	4,112,034
CreXus Investment Corp. (REIT)	7,809	79,417
CubeSmart (REIT)	14,060	164,080
CYS Investments, Inc. (REIT)	13,682	188,401
DCT Industrial Trust, Inc. (REIT)	28,294	178,252
DDR Corp. (REIT)	25,071	367,039
DiamondRock Hospitality Co. (REIT)	19,186	195,697
Digital Realty Trust, Inc. (REIT)	11,300	848,291
Douglas Emmett, Inc. (REIT)	15,891	367,082
Duke Realty Corp. (REIT)	30,311	443,753
DuPont Fabros Technology, Inc. (REIT)	3,735	106,672
Dynex Capital, Inc. (REIT)	6,731	69,868
EastGroup Properties, Inc. (REIT)	286	15,244

Education Realty Trust, Inc. (REIT)	10,883	$120,584
Entertainment Properties Trust (REIT)	5,386	221,418
Equity Lifestyle Properties, Inc. (REIT)	878	60,556
Equity One, Inc. (REIT)	6,363	134,896
Excel Trust, Inc. (REIT)	3,918	46,859
Extra Space Storage, Inc. (REIT)	4,454	136,292
Federal Realty Investment Trust (REIT)	1,585	164,983
FelCor Lodging Trust, Inc. (REIT)*	5,780	27,166
First Industrial Realty Trust, Inc. (REIT)*	10,153	128,131
First Potomac Realty Trust (REIT)	5,914	69,608
Franklin Street Properties Corp. (REIT)	8,427	89,158
Getty Realty Corp. (REIT)	2,959	56,665
Gladstone Commercial Corp. (REIT)	1,331	22,174
Glimcher Realty Trust (REIT)	1,736	17,742
Government Properties Income Trust (REIT)	4,422	100,026
Gramercy Capital Corp./New York (REIT)*	5,387	13,467
Gyrodyne Co. of America, Inc. (REIT)*	18	2,058
Hatteras Financial Corp. (REIT)	11,306	323,352
Healthcare Realty Trust, Inc. (REIT)	8,957	213,535
Hersha Hospitality Trust (REIT)	19,762	104,343
Highwoods Properties, Inc. (REIT)	1,680	56,532
Home Properties, Inc. (REIT)	2,635	161,684
Hospitality Properties Trust (REIT)	14,084	348,861
Hudson Pacific Properties, Inc. (REIT)	4,211	73,313
Inland Real Estate Corp. (REIT)	5,106	42,788
Invesco Mortgage Capital, Inc. (REIT)	13,328	244,435
Investors Real Estate Trust (REIT)	9,989	78,913
iStar Financial, Inc. (REIT)*	209,693	1,352,520
Kilroy Realty Corp. (REIT)	7,217	349,375
Kite Realty Group Trust (REIT)	6,488	32,375
LaSalle Hotel Properties (REIT)	9,766	284,581
Lexington Realty Trust (REIT)	13,622	115,378
Liberty Property Trust (REIT)	12,617	464,810
LTC Properties, Inc. (REIT)	2,780	100,858
Mack-Cali Realty Corp. (REIT)	10,038	291,805
Medical Properties Trust, Inc. (REIT)	15,656	150,611
MFA Financial, Inc. (REIT)	41,086	324,168
Mid-America Apartment Communities, Inc. (REIT)	317	21,632
Mission West Properties, Inc. (REIT)	2,311	19,921
Monmouth Real Estate Investment Corp. (REIT), Class A	2,805	32,875

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

National Retail Properties, Inc. (REIT)	12,285	$347,543
New York Mortgage Trust, Inc. (REIT)	2,033	14,353
NorthStar Realty Finance Corp. (REIT)	15,516	80,993
One Liberty Properties, Inc. (REIT)	1,404	26,437
Parkway Properties, Inc./Maryland (REIT)	1,902	21,759
Pebblebrook Hotel Trust (REIT)	6,023	140,396
Pennsylvania Real Estate Investment Trust (REIT)	6,397	95,827
PennyMac Mortgage Investment Trust (REIT)	4,866	96,006
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,709	339,192
Post Properties, Inc. (REIT)	3,664	179,353
Potlatch Corp. (REIT)	1,791	57,204
PS Business Parks, Inc. (REIT)	423	28,646
RAIT Financial Trust (REIT)	5,534	25,567
Ramco-Gershenson Properties Trust (REIT)	5,305	66,684
Rayonier, Inc. (REIT)	2,927	131,422
Realty Income Corp. (REIT)	15,200	634,904
Redwood Trust, Inc. (REIT)	9,116	113,768
Regency Centers Corp. (REIT)	4,130	196,464
Resource Capital Corp. (REIT)	9,900	52,767
Retail Opportunity Investments Corp. (REIT)	5,726	69,056
Retail Properties of America, Inc. (REIT), Class A	9,732	94,595
RLJ Lodging Trust (REIT)	12,164	220,533
Rouse Properties, Inc. (REIT)*	2,589	35,081
Sabra Health Care REIT, Inc. (REIT)	4,251	72,735
Select Income REIT (REIT)*	1,129	26,825
Senior Housing Properties Trust (REIT)	18,581	414,728
Sovran Self Storage, Inc. (REIT)	349	17,481
STAG Industrial, Inc. (REIT)	2,774	40,445
Strategic Hotels & Resorts, Inc. (REIT)*	3,291	21,260
Summit Hotel Properties, Inc. (REIT)	3,466	29,010
Sunstone Hotel Investors, Inc. (REIT)*	13,629	149,783
Taubman Centers, Inc. (REIT)	4,593	354,396
Terreno Realty Corp. (REIT)	1,724	26,050
Two Harbors Investment Corp. (REIT)	24,985	258,845
UMH Properties, Inc. (REIT)	1,398	15,000
Universal Health Realty Income Trust (REIT)	605	25,126
Urstadt Biddle Properties, Inc. (REIT), Class A	618	12,218
Washington Real Estate Investment Trust (REIT)	5,266	149,818
Weingarten Realty Investors (REIT)	13,809	363,729
Western Asset Mortgage Capital Corp. (REIT)*	955	18,613

Whitestone REIT (REIT), Class B	1,234	$17,042
Winthrop Realty Trust (REIT)	3,348	40,712

		24,272,238

Real Estate Management & Development (1.1%)
AV Homes, Inc.*	1,057	15,411
Consolidated-Tomoka Land Co.	508	14,620
Forest City Enterprises, Inc., Class A*	16,100	235,060
Forestar Group, Inc.*	3,946	50,548
Howard Hughes Corp.*	80,111	4,938,042
Jones Lang LaSalle, Inc.	4,962	349,176
Kennedy-Wilson Holdings, Inc.	3,961	55,494
St. Joe Co.*	6,523	103,129
Thomas Properties Group, Inc.	3,588	19,519

		5,780,999

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	9,911	97,128
Bank Mutual Corp.	5,386	23,752
BankFinancial Corp.	2,429	18,290
BankUnited, Inc.	3,934	92,764
Beneficial Mutual Bancorp, Inc.*	3,358	28,980
Berkshire Hills Bancorp, Inc.	2,487	54,714
BofI Holding, Inc.*	1,130	22,329
Brookline Bancorp, Inc.	7,886	69,791
Cape Bancorp, Inc.*	1,407	11,692
Capitol Federal Financial, Inc.	18,629	221,313
Charter Financial Corp./Georgia	795	7,711
Clifton Savings Bancorp, Inc.	909	9,463
Dime Community Bancshares, Inc.	3,595	47,778
Doral Financial Corp.*	15,247	22,870
ESB Financial Corp.	1,192	15,734
ESSA Bancorp, Inc.	1,023	11,048
EverBank Financial Corp.*	2,574	27,979
Farmer Mac, Class C	1,129	29,614
First Defiance Financial Corp.	1,184	20,270
First Federal Bancshares of Arkansas, Inc.*	263	2,130
First Financial Holdings, Inc.	1,948	20,883
First Financial Northwest, Inc.*	1,734	14,080
First PacTrust Bancorp, Inc.	1,103	13,082
Flushing Financial Corp.	3,523	48,018
Fox Chase Bancorp, Inc.	1,397	20,173
Franklin Financial Corp./Virginia*	1,687	27,751
Heritage Financial Group, Inc.	831	10,695
Hingham Institution for Savings	127	7,680
Home Bancorp, Inc.*	789	13,516
Home Federal Bancorp, Inc./Idaho	1,824	19,152
Home Loan Servicing Solutions Ltd.	1,533	20,542
HomeStreet, Inc.*	488	15,611
Hudson City Bancorp, Inc.	59,856	381,283
Kaiser Federal Financial Group, Inc.	954	14,100
Kearny Financial Corp.	1,618	15,678
Meridian Interstate Bancorp, Inc.*	954	13,280
MGIC Investment Corp.*	495,369	1,426,663

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares		Value (Note 1)

NASB Financial, Inc.*	461		$9,151
Northfield Bancorp, Inc./New Jersey	1,673		23,773
Northwest Bancshares, Inc.	11,080		129,747
OceanFirst Financial Corp.	1,608		23,091
Ocwen Financial Corp.*	11,534		216,609
Oritani Financial Corp.	3,388		48,753
Peoples Federal Bancshares, Inc.*	678		11,323
People’s United Financial, Inc.	31,591		366,771
Provident Financial Holdings, Inc.	1,085		12,510
Provident Financial Services, Inc.	6,842		105,025
Provident New York Bancorp	3,872		29,388
Radian Group, Inc.	15,124		49,758
Rockville Financial, Inc.	3,234		37,417
Roma Financial Corp.	898		7,651
SI Financial Group, Inc.	1,182		13,593
Territorial Bancorp, Inc.	1,218		27,734
TFS Financial Corp.*	9,134		87,230
Tree.com, Inc.*	233		2,666
TrustCo Bank Corp./New York	10,535		57,521
United Financial Bancorp, Inc.	1,756		25,251
ViewPoint Financial Group, Inc.	3,877		60,636
Walker & Dunlop, Inc.*	1,311		16,846
Washington Federal, Inc.	12,134		204,943
Waterstone Financial, Inc.*	759		2,884
Westfield Financial, Inc.	2,906		21,214
WSFS Financial Corp.	855		34,551

			4,543,573

Total Financials			111,071,529

Health Care (5.9%)
Biotechnology (0.3%)
Agenus, Inc.*	975		5,109
Allos Therapeutics, Inc.*	2,024		3,623
AMAG Pharmaceuticals, Inc.*	513		7,900
Amylin Pharmaceuticals, Inc.*	1,773		50,052
Arena Pharmaceuticals, Inc.*	2,580		25,748
Astex Pharmaceuticals*	10,470		21,882
AVEO Pharmaceuticals, Inc.*	338		4,110
Codexis, Inc.*	2,891		10,812
Curis, Inc.*	2,037		11,000
Cytori Therapeutics, Inc.*	1,483		4,004
Dynavax Technologies Corp.*	2,271		9,811
Emergent Biosolutions, Inc.*	2,335		35,375
Enzon Pharmaceuticals, Inc.*	4,791		32,914
Geron Corp.*	14,772		25,408
GTx, Inc.*	663		2,340
Horizon Pharma, Inc.*	1,060		7,558
Idenix Pharmaceuticals, Inc.*	980		10,094
Immunogen, Inc.*	1,943		32,604
InterMune, Inc.*	3,274		39,124
Lexicon Pharmaceuticals, Inc.*	12,787		28,771
Maxygen, Inc.*	3,001		17,886
Momenta Pharmaceuticals, Inc.*	3,260		44,075
Myriad Genetics, Inc.*	49,915		1,186,480
NPS Pharmaceuticals, Inc.*	3,273		28,181
PDL BioPharma, Inc.	2,241		14,858
Repligen Corp.*	456		1,961
Rigel Pharmaceuticals, Inc.*	1,501		13,959
Targacept, Inc.*	3,045		13,093
Vical, Inc.*	941		3,388

XOMA Corp.*	848		$2,544

			1,694,664

Health Care Equipment & Supplies (1.1%)
Alere, Inc.*	9,140		177,682
Alphatec Holdings, Inc.*	6,446		11,861
AngioDynamics, Inc.*	2,805		33,688
ArthroCare Corp.*	544		15,928
Biolase, Inc.*	—	@	1
Boston Scientific Corp.*	137,625		780,334
CareFusion Corp.*	60,755		1,560,188
Cerus Corp.*	623		2,068
CONMED Corp.	3,219		89,070
Cooper Cos., Inc.	3,774		301,014
CryoLife, Inc.*	3,037		15,884
Cynosure, Inc., Class A*	551		11,654
Derma Sciences, Inc.*	969		9,225
Exactech, Inc.*	745		12,494
Greatbatch, Inc.*	44,455		1,009,573
Hill-Rom Holdings, Inc.	7,028		216,814
Hologic, Inc.*	30,032		541,777
ICU Medical, Inc.*	139		7,420
Integra LifeSciences Holdings Corp.*	954		35,470
Invacare Corp.	3,597		55,502
Merit Medical Systems, Inc.*	4,487		61,965
Natus Medical, Inc.*	1,307		15,187
NuVasive, Inc.*	3,693		93,654
Orthofix International N.V.*	427		17,614
Palomar Medical Technologies, Inc.*	2,281		19,388
PhotoMedex, Inc.*	225		2,734
Rochester Medical Corp.*	193		2,077
RTI Biologics, Inc.*	5,712		21,477
Sirona Dental Systems, Inc.*	5,143		231,486
Solta Medical, Inc.*	7,251		21,245
STERIS Corp.	1,717		53,862
SurModics, Inc.*	1,356		23,459
Symmetry Medical, Inc.*	2,909		24,959
Teleflex, Inc.	4,622		281,526
Tornier N.V.*	511		11,457
West Pharmaceutical Services, Inc.	1,392		70,282
Wright Medical Group, Inc.*	4,471		95,456
Young Innovations, Inc.	338		11,658
Zeltiq Aesthetics, Inc.*	1,127		6,311

			5,953,444

Health Care Providers & Services (2.5%)
Almost Family, Inc.*	986		22,027
Amedisys, Inc.*	3,368		41,932
AMERIGROUP Corp.*	1,644		108,356
AMN Healthcare Services, Inc.*	2,086		12,370
Amsurg Corp.*	2,434		72,971
Assisted Living Concepts, Inc., Class A	2,163		30,758
BioScrip, Inc.*	3,602		26,763
Brookdale Senior Living, Inc.*	11,022		195,530
Capital Senior Living Corp.*	471		4,993
Chindex International, Inc.*	1,291		12,652
Community Health Systems, Inc.*	34,239		959,719
Coventry Health Care, Inc.	16,211		515,348

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Cross Country Healthcare, Inc.*	3,287	$14,364
DaVita, Inc.*	12,900	1,266,909
Ensign Group, Inc.	736	20,807
ExamWorks Group, Inc.*	2,690	35,589
Five Star Quality Care, Inc.*	5,040	15,473
Gentiva Health Services, Inc.*	3,367	23,333
Hanger, Inc.*	17,778	455,828
Health Management Associates, Inc., Class A*	29,110	228,513
Health Net, Inc.*	9,447	229,279
HealthSouth Corp.*	1,722	40,054
Healthways, Inc.*	3,786	30,212
IntegraMed America, Inc.*	396	5,485
Kindred Healthcare, Inc.*	6,020	59,177
Laboratory Corp. of America Holdings*	4,500	416,745
LHC Group, Inc.*	1,674	28,391
LifePoint Hospitals, Inc.*	30,742	1,259,807
Lincare Holdings, Inc.	2,201	74,878
Magellan Health Services, Inc.*	2,947	133,587
McKesson Corp.	3,100	290,625
MEDNAX, Inc.*	21,381	1,465,454
Molina Healthcare, Inc.*	3,121	73,219
National Healthcare Corp.	1,173	53,055
Omnicare, Inc.	12,823	400,462
Owens & Minor, Inc.	1,045	32,008
Patterson Cos., Inc.	751	25,887
PDI, Inc.*	988	8,141
PharMerica Corp.*	3,343	36,506
Providence Service Corp.*	1,094	14,999
Quest Diagnostics, Inc.	53,705	3,216,929
Select Medical Holdings Corp.*	4,075	41,198
Skilled Healthcare Group, Inc., Class A*	176	1,105
Sun Healthcare Group, Inc.*	2,970	24,859
Sunrise Senior Living, Inc.*	1,299	9,470
Tenet Healthcare Corp.*	44,230	231,765
Triple-S Management Corp., Class B*	2,205	40,307
Universal American Corp.*	4,250	44,752
Universal Health Services, Inc., Class B	9,555	412,394
Vanguard Health Systems, Inc.*	538	4,783
VCA Antech, Inc.*	9,946	218,613
WellCare Health Plans, Inc.*	2,531	134,143

		13,122,524

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	21,662	236,766
Epocrates, Inc.*	241	1,933
Greenway Medical Technologies*	214	3,490
MedAssets, Inc.*	4,424	59,503
Mediware Information Systems*	139	2,029
Merge Healthcare, Inc.*	1,542	4,410
Omnicell, Inc.*	3,348	49,015
Vocera Communications, Inc.*	453	12,136

		369,282

Life Sciences Tools & Services (0.8%)
Affymetrix, Inc.*	7,975	37,403

Bio-Rad Laboratories, Inc., Class A*	2,300	$230,023
Cambrex Corp.*	1,648	15,508
Charles River Laboratories International, Inc.*	2,044	66,961
Covance, Inc.*	5,894	282,028
Harvard Bioscience, Inc.*	2,608	9,832
Life Technologies Corp.*	28,050	1,261,969
Pacific Biosciences of California, Inc.*	4,106	8,910
PerkinElmer, Inc.	79,812	2,059,150
QIAGEN N.V.*	26,731	446,408
Sequenom, Inc.*	3,120	12,667

		4,430,859

Pharmaceuticals (1.1%)
AVANIR Pharmaceuticals, Inc., Class A*	966	3,787
Cornerstone Therapeutics, Inc.*	840	5,317
Cumberland Pharmaceuticals, Inc.*	586	3,785
Endo Health Solutions, Inc.*	4,952	153,413
Forest Laboratories, Inc.*	97,975	3,428,145
Hi-Tech Pharmacal Co., Inc.*	758	24,559
Lannett Co., Inc.*	1,791	7,594
Nektar Therapeutics*	3,788	30,569
Par Pharmaceutical Cos., Inc.*	1,020	36,863
Supernus Pharmaceuticals, Inc.*	397	3,716
Transcept Pharmaceuticals, Inc.*	1,228	7,614
ViroPharma, Inc.*	7,916	187,609
Watson Pharmaceuticals, Inc.*	29,800	2,204,902
XenoPort, Inc.*	450	2,718

		6,100,591

Total Health Care		31,671,364

Industrials (13.0%)
Aerospace & Defense (1.1%)
AAR Corp.	4,553	61,374
Aerovironment, Inc.*	792	20,838
Alliant Techsystems, Inc.	3,748	189,536
American Science & Engineering, Inc.	817	46,120
API Technologies Corp.*	3,636	13,380
Ceradyne, Inc.	2,764	70,897
Cubic Corp.	836	40,195
Curtiss-Wright Corp.	5,326	165,372
DigitalGlobe, Inc.*	1,264	19,162
Esterline Technologies Corp.*	3,488	217,477
Exelis, Inc.	311,949	3,075,817
GenCorp, Inc.*	1,464	9,531
GeoEye, Inc.*	1,732	26,811
Hexcel Corp.*	26,100	673,119
Huntington Ingalls Industries, Inc.*	5,625	226,350
KEYW Holding Corp.*	1,261	12,660
Kratos Defense & Security Solutions, Inc.*	4,451	25,994
LMI Aerospace, Inc.*	891	15,486
Moog, Inc., Class A*	4,571	189,011
National Presto Industries, Inc.	484	33,769
Orbital Sciences Corp.*	6,695	86,499

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

SIFCO Industries, Inc.	149	$3,424
Spirit AeroSystems Holdings, Inc., Class A*	10,413	248,142
Sypris Solutions, Inc.	339	2,363
Teledyne Technologies, Inc.*	2,730	168,304
Triumph Group, Inc.	3,744	210,675

		5,852,306

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	6,036	31,387
Atlas Air Worldwide Holdings, Inc.*	29,002	1,261,877
Hub Group, Inc., Class A*	37,340	1,351,708
Pacer International, Inc.*	3,384	18,341
Park-Ohio Holdings Corp.*	107	2,036
UTi Worldwide, Inc.	11,729	171,361

		2,836,710

Airlines (0.8%)
Alaska Air Group, Inc.*	29,912	1,073,841
Copa Holdings S.A., Class A	712	58,726
Hawaiian Holdings, Inc.*	2,641	17,193
JetBlue Airways Corp.*	26,505	140,477
Republic Airways Holdings, Inc.*	2,471	13,714
SkyWest, Inc.	5,353	34,955
Southwest Airlines Co.	260,743	2,404,050
Spirit Airlines, Inc.*	26,600	517,636

		4,260,592

Building Products (1.2%)
A.O. Smith Corp.	3,208	156,839
Ameresco, Inc., Class A*	558	6,657
American Woodmark Corp.*	897	15,339
Apogee Enterprises, Inc.	3,192	51,296
Fortune Brands Home & Security, Inc.*	47,609	1,060,252
Gibraltar Industries, Inc.*	3,435	35,655
Griffon Corp.	5,195	44,573
Insteel Industries, Inc.	1,799	20,059
NCI Building Systems, Inc.*	2,065	22,364
Owens Corning, Inc.*	13,807	394,052
PGT, Inc.*	987	2,991
Quanex Building Products Corp.	4,155	74,291
Simpson Manufacturing Co., Inc.	4,072	120,165
Universal Forest Products, Inc.	8,631	336,436
USG Corp.*	211,000	4,019,550

		6,360,519

Commercial Services & Supplies (1.7%)
A.T. Cross Co., Class A*	161	1,589
ABM Industries, Inc.	6,071	118,749
ACCO Brands Corp.*	6,952	71,884
American Reprographics Co.*	3,411	17,157
Asset Acceptance Capital Corp.*	1,765	12,002
Asta Funding, Inc.	1,202	11,263
Avery Dennison Corp.	11,750	321,245
Brink’s Co.	92,570	2,145,773
Casella Waste Systems, Inc., Class A*	2,735	16,000
CECO Environmental Corp.	247	1,951
Cenveo, Inc.*	6,186	11,939

Cintas Corp.	6,856	$264,710
CompX International, Inc.	140	1,764
Consolidated Graphics, Inc.*	903	26,232
Corrections Corp. of America	66,470	1,957,541
Courier Corp.	1,211	16,046
Covanta Holding Corp.	11,477	196,831
Deluxe Corp.	1,915	47,760
Encore Capital Group, Inc.*	522	15,462
EnergySolutions, Inc.*	6,255	10,571
EnerNOC, Inc.*	1,741	12,605
Ennis, Inc.	2,959	45,509
G&K Services, Inc., Class A	2,129	66,403
GEO Group, Inc.*	6,996	158,949
HNI Corp.	268	6,901
Intersections, Inc.	313	4,961
KAR Auction Services, Inc.*	3,295	56,641
Kimball International, Inc., Class B	3,703	28,513
Knoll, Inc.	1,636	21,955
McGrath RentCorp	1,357	35,960
Metalico, Inc.*	4,540	9,988
Mobile Mini, Inc.*	4,329	62,338
Multi-Color Corp.	1,434	31,892
NL Industries, Inc.	687	8,567
Pitney Bowes, Inc.	7,391	110,643
Quad/Graphics, Inc.	2,921	42,004
R.R. Donnelley & Sons Co.	20,450	240,696
Schawk, Inc.	1,407	17,869
Steelcase, Inc., Class A	7,431	67,102
Swisher Hygiene, Inc.*	12,651	32,007
Sykes Enterprises, Inc.*	4,416	70,479
Tetra Tech, Inc.*	60,550	1,579,144
TMS International Corp., Class A*	745	7,428
TRC Cos., Inc.*	344	2,092
U.S. Ecology, Inc.	751	13,323
UniFirst Corp.	1,650	105,187
United Stationers, Inc.	4,339	116,936
Viad Corp.	2,278	45,560
Waste Connections, Inc.	35,643	1,066,439

		9,334,560

Construction & Engineering (1.6%)
AECOM Technology Corp.*	12,805	210,642
Aegion Corp.*	3,844	68,769
Argan, Inc.	891	12,456
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	34,924	1,325,715
Comfort Systems USA, Inc.	2,988	29,940
Dycom Industries, Inc.*	502	9,342
EMCOR Group, Inc.	7,584	210,987
Fluor Corp.	17,110	844,208
Furmanite Corp.*	4,172	20,276
Granite Construction, Inc.	4,381	114,388
Great Lakes Dredge & Dock Corp.	5,958	42,421
Jacobs Engineering Group, Inc.*	31,600	1,196,376
KBR, Inc.	16,824	415,721
Layne Christensen Co.*	138,253	2,860,455
Michael Baker Corp.*	1,004	26,194
MYR Group, Inc.*	1,035	17,657
Northwest Pipe Co.*	1,036	25,133

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Orion Marine Group, Inc.*	2,952	$20,546
Pike Electric Corp.*	1,961	15,139
Primoris Services Corp.	2,458	29,496
Quanta Services, Inc.*	23,715	570,820
Shaw Group, Inc.*	7,493	204,634
Sterling Construction Co., Inc.*	1,662	16,986
Tutor Perini Corp.*	4,051	51,326
URS Corp.	8,592	299,689

		8,639,316

Electrical Equipment (1.0%)
A123 Systems, Inc.*	12,067	15,204
American Superconductor Corp.*	3,990	18,753
Babcock & Wilcox Co.*	135,000	3,307,500
Belden, Inc.	578	19,276
Brady Corp., Class A	5,548	152,625
Encore Wire Corp.	2,142	57,363
EnerSys*	22,871	802,086
Enphase Energy, Inc.*	295	1,835
Franklin Electric Co., Inc.	139	7,107
FuelCell Energy, Inc.*	12,604	12,730
Generac Holdings, Inc.*	1,542	37,101
General Cable Corp.*	5,311	137,767
Global Power Equipment Group, Inc.	1,949	42,566
GrafTech International Ltd.*	14,340	138,381
Hubbell, Inc., Class B	1,156	90,099
II-VI, Inc.*	887	14,786
LSI Industries, Inc.	2,286	16,276
Powell Industries, Inc.*	591	22,080
Preformed Line Products Co.	228	13,204
Regal-Beloit Corp.	4,402	274,069
Vicor Corp.	1,742	12,089

		5,192,897

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	6,413	340,017
Seaboard Corp.*	35	74,654
Standex International Corp.	1,103	46,955

		461,626

Machinery (3.6%)
Accuride Corp.*	405,360	2,432,160
Actuant Corp., Class A	6,280	170,565
AGCO Corp.*	11,037	504,722
Alamo Group, Inc.	813	25,504
Albany International Corp., Class A	3,117	58,319
Altra Holdings, Inc.	1,384	21,839
American Railcar Industries, Inc.*	1,070	28,997
Ampco-Pittsburgh Corp.	916	16,790
Astec Industries, Inc.*	2,288	70,196
Barnes Group, Inc.	6,154	149,481
Briggs & Stratton Corp.	5,518	96,510
Cascade Corp.	986	46,391
CIRCOR International, Inc.	1,829	62,351
Colfax Corp.*	3,884	107,082
Columbus McKinnon Corp.*	2,196	33,138
Crane Co.	5,541	201,582
Douglas Dynamics, Inc.	2,495	35,554
Dover Corp.	61,775	3,311,758
Dynamic Materials Corp.	941	16,308

Eastern Co.	669	$10,804
Energy Recovery, Inc.*	4,696	11,270
EnPro Industries, Inc.*	1,125	42,041
ESCO Technologies, Inc.	25,464	927,908
Federal Signal Corp.*	6,374	37,224
Flow International Corp.*	4,198	13,224
FreightCar America, Inc.	1,329	30,527
Gardner Denver, Inc.	5,683	300,687
Greenbrier Cos., Inc.*	2,587	45,479
Hardinge, Inc.	1,266	11,521
Harsco Corp.	9,137	186,212
Hurco Cos., Inc.*	773	15,839
IDEX Corp.	7,664	298,743
ITT Corp.	47,488	835,789
Kadant, Inc.*	1,321	30,977
Kaydon Corp.	3,633	77,710
Kennametal, Inc.	36,325	1,204,174
L.B. Foster Co., Class A	1,011	28,925
Lydall, Inc.*	1,902	25,715
Manitowoc Co., Inc.	3,572	41,792
Meritor, Inc.*	8,388	43,785
Met-Pro Corp.	1,609	14,819
Miller Industries, Inc.	1,212	19,307
Mueller Industries, Inc.	2,580	109,882
Mueller Water Products, Inc., Class A	6,137	21,234
NACCO Industries, Inc., Class A	624	72,540
Navistar International Corp.*	6,973	197,824
NN, Inc.*	1,904	19,440
Nordson Corp.	524	26,876
Oshkosh Corp.*	10,416	218,215
Parker Hannifin Corp.	8,140	625,803
Pentair, Inc.	11,231	429,923
PMFG, Inc.*	2,334	18,229
Rexnord Corp.*	2,582	51,743
Robbins & Myers, Inc.	2,590	108,314
Snap-on, Inc.	5,278	328,555
SPX Corp.	4,010	261,933
Terex Corp.*	12,542	223,624
Timken Co.	26,931	1,233,170
Toro Co.	17,775	1,302,730
Trimas Corp.*	291	5,849
Trinity Industries, Inc.	9,095	227,193
Twin Disc, Inc.	953	17,621
Watts Water Technologies, Inc., Class A	3,365	112,189
Xylem, Inc.	79,000	1,988,430

		19,245,036

Marine (0.1%)
Alexander & Baldwin, Inc.	4,447	236,803
Genco Shipping & Trading Ltd.*	3,586	10,937
International Shipholding Corp.	651	12,278
Kirby Corp.*	1,644	77,400
Rand Logistics, Inc.*	1,859	15,801

		353,219

Professional Services (0.3%)
CBIZ, Inc.*	4,412	26,207
CDI Corp.	1,289	21,140
CRA International, Inc.*	1,211	17,790
Dolan Co.*	3,413	22,969

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Dun & Bradstreet Corp.	1,777	$126,469
Equifax, Inc.	1,364	63,562
Franklin Covey Co.*	495	5,069
FTI Consulting, Inc.*	4,782	137,482
GP Strategies Corp.*	169	3,121
Heidrick & Struggles International, Inc.	2,048	35,840
Hill International, Inc.*	2,396	7,667
Hudson Global, Inc.*	3,888	16,213
ICF International, Inc.*	2,262	53,926
Kelly Services, Inc., Class A	3,028	39,091
Kforce, Inc.*	247	3,325
Korn/Ferry International*	5,456	78,294
Manpower, Inc.	9,076	332,635
Navigant Consulting, Inc.*	5,912	74,728
Pendrell Corp.*	17,320	19,398
Resources Connection, Inc.	4,809	59,151
RPX Corp.*	194	2,784
Towers Watson & Co., Class A	6,884	412,352
TrueBlue, Inc.*	1,244	19,257
VSE Corp.	497	11,824
WageWorks, Inc.*	295	4,443

		1,594,737

Road & Rail (0.6%)
Amerco, Inc.	988	88,890
Arkansas Best Corp.	2,855	35,973
Con-way, Inc.	2,863	103,383
Dollar Thrifty Automotive Group, Inc.*	1,510	122,250
Genesee & Wyoming, Inc., Class A*	13,200	697,488
Heartland Express, Inc.	1,153	16,499
Hertz Global Holdings, Inc.*	12,232	156,570
Kansas City Southern	7,500	521,700
Marten Transport Ltd.	1,749	37,184
Patriot Transportation Holding, Inc.*	742	17,459
Quality Distribution, Inc.*	1,585	17,578
RailAmerica, Inc.*	284	6,873
Roadrunner Transportation Systems, Inc.*	708	11,958
Ryder System, Inc.	5,815	209,398
Saia, Inc.*	1,481	32,419
Universal Truckload Services, Inc.	629	9,514
Werner Enterprises, Inc.	45,076	1,076,866
Zipcar, Inc.*	513	6,017

		3,168,019

Trading Companies & Distributors (0.4%)
Aceto Corp.	2,324	20,986
Air Lease Corp.*	7,653	148,392
Aircastle Ltd.	6,664	80,301
Applied Industrial Technologies, Inc.	371	13,671
BlueLinx Holdings, Inc.*	2,069	4,862
CAI International, Inc.*	880	17,494
Edgen Group, Inc.*	1,276	9,596
GATX Corp.	5,311	204,474
H&E Equipment Services, Inc.*	1,448	21,763
Houston Wire & Cable Co.	1,266	13,837
Interline Brands, Inc.*	3,244	81,327

MRC Global, Inc.*	1,011	$21,514
Rush Enterprises, Inc., Class A*	3,765	61,558
SeaCube Container Leasing Ltd.	1,103	18,828
TAL International Group, Inc.	32,056	1,073,556
WESCO International, Inc.*	4,946	284,642
Willis Lease Finance Corp.*	639	7,873

		2,084,674

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,563	19,897

Total Industrials		69,404,108

Information Technology (7.2%)
Communications Equipment (0.7%)
Anaren, Inc.*	1,478	28,969
Arris Group, Inc.*	11,166	155,319
Aviat Networks, Inc.*	7,186	20,121
Bel Fuse, Inc., Class B	1,262	22,224
Black Box Corp.	1,968	56,482
Brocade Communications Systems, Inc.*	52,046	256,587
Calix, Inc.*	2,909	23,912
Ciena Corp.*	2,773	45,394
Comtech Telecommunications Corp.	2,160	61,733
Digi International, Inc.*	2,891	29,604
EchoStar Corp., Class A*	3,259	86,103
Emulex Corp.*	9,854	70,949
Finisar Corp.*	10,359	154,971
Globecomm Systems, Inc.*	602	6,104
Harmonic, Inc.*	13,322	56,752
Infinera Corp.*	1,290	8,824
JDS Uniphase Corp.*	26,218	288,398
Juniper Networks, Inc.*	106,705	1,740,358
KVH Industries, Inc.*	274	3,425
Loral Space & Communications, Inc.	80	5,388
NETGEAR, Inc.*	2,377	82,030
Oclaro, Inc.*	6,001	18,243
Oplink Communications, Inc.*	2,152	29,116
PC-Tel, Inc.	2,032	13,147
Plantronics, Inc.	3,205	107,047
Polycom, Inc.*	20,207	212,578
ShoreTel, Inc.*	644	2,821
Sonus Networks, Inc.*	22,150	47,622
Sycamore Networks, Inc.*	2,351	34,136
Symmetricom, Inc.*	4,743	28,410
Tellabs, Inc.	41,392	137,835
Telular Corp.	707	6,533
Tessco Technologies, Inc.	285	6,284
Westell Technologies, Inc., Class A*	5,497	13,083

		3,860,502

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	3,519	26,146
Diebold, Inc.	6,587	243,126
Electronics for Imaging, Inc.*	4,856	78,910
Imation Corp.*	3,550	20,981
Immersion Corp.*	110	619
Intermec, Inc.*	5,928	36,754

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Intevac, Inc.*	2,727	$20,507
Lexmark International, Inc., Class A	8,076	214,660
OCZ Technology Group, Inc.*	7,626	40,418
QLogic Corp.*	8,335	114,106
Quantum Corp.*	24,989	50,728
Silicon Graphics International Corp.*	3,401	21,834
STEC, Inc.*	3,996	31,169
Super Micro Computer, Inc.*	343	5,440
Synaptics, Inc.*	21,200	606,956

		1,512,354

Electronic Equipment, Instruments & Components (1.3%)
Aeroflex Holding Corp.*	2,227	13,473
Agilysys, Inc.*	1,619	14,037
Amphenol Corp., Class A	17,900	983,068
Anixter International, Inc.	1,259	66,790
Arrow Electronics, Inc.*	12,650	415,046
Audience, Inc.*	582	11,221
Avnet, Inc.*	16,455	507,801
AVX Corp.	5,440	58,154
Benchmark Electronics, Inc.*	6,555	91,442
Brightpoint, Inc.*	7,828	42,349
Checkpoint Systems, Inc.*	4,542	39,561
Coherent, Inc.*	1,903	82,400
CTS Corp.	3,853	36,295
Daktronics, Inc.	3,001	20,737
Echelon Corp.*	1,926	6,702
Electro Rent Corp.	1,873	30,399
Electro Scientific Industries, Inc.	2,619	30,957
Fabrinet*	2,492	31,275
FEI Co.*	269	12,869
FLIR Systems, Inc.	3,304	64,428
GSI Group, Inc.*	3,092	35,434
Ingram Micro, Inc., Class A*	17,272	301,742
Insight Enterprises, Inc.*	5,038	84,790
Itron, Inc.*	4,537	187,106
Jabil Circuit, Inc.	61,743	1,255,235
Kemet Corp.*	5,001	30,056
Key Tronic Corp.*	958	7,894
LeCroy Corp.*	492	7,016
Littelfuse, Inc.	232	13,198
Measurement Specialties, Inc.*	202	6,567
Mercury Computer Systems, Inc.*	3,446	44,557
Methode Electronics, Inc.	4,123	35,087
Molex, Inc.	15,649	374,637
Multi-Fineline Electronix, Inc.*	800	19,712
NeoPhotonics Corp.*	2,147	10,606
Newport Corp.*	4,336	52,119
Park Electrochemical Corp.	2,352	60,870
PC Connection, Inc.	1,093	11,608
Plexus Corp.*	2,237	63,083
Power-One, Inc.*	7,600	34,352
RadiSys Corp.*	2,617	16,435
RealD, Inc.*	710	10,622
Richardson Electronics Ltd.	1,463	18,039
Rofin-Sinar Technologies, Inc.*	3,234	61,220
Rogers Corp.*	1,074	42,541
Sanmina-SCI Corp.*	9,250	75,757
ScanSource, Inc.*	22,609	692,740
SYNNEX Corp.*	3,015	103,987

Tech Data Corp.*	4,516	$217,536
TTM Technologies, Inc.*	6,045	56,883
Viasystems Group, Inc.*	423	7,191
Vishay Intertechnology, Inc.*	16,457	155,189
Vishay Precision Group, Inc.*	1,490	20,785
Zygo Corp.*	1,489	26,594

		6,700,192

Internet Software & Services (0.2%)
AOL, Inc.*	8,175	229,554
Bankrate, Inc.*	642	11,806
Bazaarvoice, Inc.*	75	1,365
Blucora, Inc.*	3,841	47,321
Brightcove, Inc.*	26	397
DealerTrack Holdings, Inc.*	524	15,778
Demand Media, Inc.*	860	9,632
Demandware, Inc.*	71	1,682
Digital River, Inc.*	4,187	69,588
EarthLink, Inc.	12,084	89,905
IAC/InterActiveCorp	7,034	320,750
Internap Network Services Corp.*	2,960	19,270
IntraLinks Holdings, Inc.*	4,101	17,962
j2 Global, Inc.	895	23,646
Keynote Systems, Inc.	1,754	26,047
KIT Digital, Inc.*	5,422	23,260
Limelight Networks, Inc.*	6,757	19,798
Marchex, Inc., Class B	2,431	8,776
Market Leader, Inc.*	426	2,164
MeetMe, Inc.*	1,780	4,183
Millennial Media, Inc.*	154	2,031
Monster Worldwide, Inc.*	13,769	117,036
Perficient, Inc.*	855	9,602
QuinStreet, Inc.*	3,710	34,355
RealNetworks, Inc.	2,465	21,298
support.com, Inc.*	1,972	6,291
TechTarget, Inc.*	1,698	8,558
United Online, Inc.	10,111	42,668
Unwired Planet, Inc.*	590	1,357
ValueClick, Inc.*	3,654	59,889
WebMD Health Corp.*	5,753	117,994

		1,363,963

IT Services (2.7%)
Acxiom Corp.*	8,733	131,956
Alliance Data Systems Corp.*	8,300	1,120,500
Amdocs Ltd.*	47,400	1,408,728
Booz Allen Hamilton Holding Corp.	2,778	42,448
Broadridge Financial Solutions, Inc.	91,335	1,942,695
CACI International, Inc., Class A*	2,785	153,231
CIBER, Inc.*	8,194	35,316
Computer Task Group, Inc.*	390	5,846
Convergys Corp.	13,247	195,658
CoreLogic, Inc.*	115,147	2,108,341
CSG Systems International, Inc.*	51,521	890,283
DST Systems, Inc.	3,173	172,326
Euronet Worldwide, Inc.*	5,775	98,868
Fiserv, Inc.*	17,900	1,292,738
FleetCor Technologies, Inc.*	25,300	886,512
Genpact Ltd.*	2,861	47,578

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares		Value (Note 1)

Global Payments, Inc.	27,500		$1,188,825
Lender Processing Services, Inc.	44,300		1,119,904
ManTech International Corp., Class A	2,621		61,515
ModusLink Global Solutions, Inc.*	4,328		12,941
MoneyGram International, Inc.*	1,732		25,287
SAIC, Inc.	20,807		252,181
Sapient Corp.	101,600		1,023,112
TeleTech Holdings, Inc.*	2,597		41,552
Total System Services, Inc.	2,600		62,218
Unisys Corp.*	2,458		48,054

			14,368,613

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,946		169,944

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	4,516		60,605
Alpha & Omega Semiconductor Ltd.*	1,991		18,218
Amkor Technology, Inc.*	9,095		44,384
ANADIGICS, Inc.*	7,959		14,406
Applied Micro Circuits Corp.*	6,972		39,880
Atmel Corp.*	46,017		308,314
ATMI, Inc.*	3,392		69,773
AuthenTec, Inc.*	436		1,888
Axcelis Technologies, Inc.*	12,541		15,049
AXT, Inc.*	3,613		14,271
Brooks Automation, Inc.	7,482		70,630
CEVA, Inc.*	641		11,288
Cohu, Inc.	2,842		28,875
Cree, Inc.*	13,171		338,100
Cymer, Inc.*	2,430		143,249
Cypress Semiconductor Corp.*	7,091		93,743
Diodes, Inc.*	4,012		75,305
DSP Group, Inc.*	2,433		15,425
Entegris, Inc.*	15,529		132,618
Entropic Communications, Inc.*	9,938		56,050
Exar Corp.*	3,631		29,629
Fairchild Semiconductor International, Inc.*	14,458		203,858
First Solar, Inc.*	6,840		103,010
FormFactor, Inc.*	5,610		36,297
Freescale Semiconductor Ltd.*	361		3,700
FSI International, Inc.*	4,589		16,475
GSI Technology, Inc.*	2,414		11,442
GT Advanced Technologies, Inc.*	2,068		10,919
Inphi Corp.*	1,575		14,931
Integrated Device Technology, Inc.*	16,076		90,347
Integrated Silicon Solution, Inc.*	3,198		32,268
International Rectifier Corp.*	7,858		157,081
Intersil Corp., Class A	14,383		153,179
IXYS Corp.*	2,754		30,762
Kopin Corp.*	7,491		25,769
Lam Research Corp.*	27,500		1,037,850
Lattice Semiconductor Corp.*	13,347		50,318
Linear Technology Corp.	50,745		1,589,841
LTX-Credence Corp.*	5,545		37,152

MA-COM Technology Solutions Holdings, Inc.*	581		$10,749
Mattson Technology, Inc.*	6,547		11,457
MaxLinear, Inc., Class A*	2,024		10,039
MEMC Electronic Materials, Inc.*	20,402		44,272
Mindspeed Technologies, Inc.*	4,024		9,899
MIPS Technologies, Inc.*	1,241		8,277
MKS Instruments, Inc.	5,954		172,249
MoSys, Inc.*	3,682		11,930
Nanometrics, Inc.*	2,664		40,919
OmniVision Technologies, Inc.*	5,945		79,425
ON Semiconductor Corp.*	51,490		365,579
Pericom Semiconductor Corp.*	2,706		24,354
Photronics, Inc.*	7,004		42,724
PLX Technology, Inc.*	351		2,229
PMC-Sierra, Inc.*	26,319		161,599
QuickLogic Corp.*	866		2,174
Rambus, Inc.*	11,595		66,555
RF Micro Devices, Inc.*	27,681		117,644
Rubicon Technology, Inc.*	1,919		19,574
Rudolph Technologies, Inc.*	3,552		30,973
Sigma Designs, Inc.*	3,794		24,206
Silicon Image, Inc.*	1,499		6,206
Silicon Laboratories, Inc.*	430		16,297
Skyworks Solutions, Inc.*	2,341		64,073
Spansion, Inc., Class A*	5,480		60,170
STR Holdings, Inc.*	3,599		16,411
SunPower Corp.*	2,454		11,804
Supertex, Inc.*	1,228		23,148
Teradyne, Inc.*	18,627		261,896
Tessera Technologies, Inc.	5,887		90,483
TriQuint Semiconductor, Inc.*	19,096		105,028
Ultra Clean Holdings, Inc.*	2,602		16,731
Veeco Instruments, Inc.*	3,278		112,632

			7,228,605

Software (0.6%)
Accelrys, Inc.*	6,354		51,404
ACI Worldwide, Inc.*	—	@	8
Actuate Corp.*	424		2,938
Aspen Technology, Inc.*	608		14,075
AVG Technologies N.V.*	75		976
Bottomline Technologies, Inc.*	2,825		50,991
Compuware Corp.*	23,401		217,395
Ebix, Inc.	824		16,439
Envivio, Inc.*	644		4,128
EPIQ Systems, Inc.	3,307		40,511
ePlus, Inc.*	473		15,302
Glu Mobile, Inc.*	407		2,259
Infoblox, Inc.*	96		2,201
JDA Software Group, Inc.*	3,742		111,100
Mentor Graphics Corp.*	4,887		73,305
Nuance Communications, Inc.*	63,200		1,505,424
Pervasive Software, Inc.*	1,348		10,097
Progress Software Corp.*	7,132		148,845
Rosetta Stone, Inc.*	628		8,692
Rovi Corp.*	10,008		196,357
Sapiens International Corp. N.V.*	1,492		5,371
SeaChange International, Inc.*	3,237		26,640
SS&C Technologies Holdings, Inc.*	2,802		70,050

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Synopsys, Inc.*	15,324	$450,985
TeleNav, Inc.*	1,896	11,622
TiVo, Inc.*	7,102	58,734
VASCO Data Security International, Inc.*	1,745	14,274

		3,110,123

Total Information Technology		38,314,296

Materials (5.5%)
Chemicals (2.3%)
A. Schulman, Inc.	3,339	66,279
Albemarle Corp.	21,703	1,294,367
Ashland, Inc.	8,898	616,720
Cabot Corp.	7,182	292,307
Calgon Carbon Corp.*	1,044	14,846
Celanese Corp.	24,500	848,190
Chase Corp.	753	9,940
Chemtura Corp.*	358,218	5,194,161
Cytec Industries, Inc.	5,212	305,632
Eastman Chemical Co.	22,100	1,113,177
Ferro Corp.*	9,814	47,107
FutureFuel Corp.	2,139	22,481
Georgia Gulf Corp.	12,931	331,939
Huntsman Corp.	21,681	280,552
Innospec, Inc.*	2,285	67,659
Intrepid Potash, Inc.*	3,197	72,764
Kraton Performance Polymers, Inc.*	3,657	80,125
Kronos Worldwide, Inc.	2,293	36,206
Landec Corp.*	2,208	18,900
LSB Industries, Inc.*	905	27,974
Minerals Technologies, Inc.	2,020	128,836
Olin Corp.	2,866	59,871
OM Group, Inc.*	3,716	70,604
PolyOne Corp.	2,204	30,151
Quaker Chemical Corp.	1,048	48,428
Rockwood Holdings, Inc.	5,446	241,530
RPM International, Inc.	9,107	247,710
Scotts Miracle-Gro Co., Class A	551	22,657
Sensient Technologies Corp.	5,660	207,892
Spartech Corp.*	3,661	18,927
Stepan Co.	54	5,086
TPC Group, Inc.*	411	15,186
Tredegar Corp.	2,697	39,268
W.R. Grace & Co.*	730	36,829
Westlake Chemical Corp.	1,736	90,723
Zep, Inc.	1,436	19,716
Zoltek Cos., Inc.*	3,093	27,930

		12,052,670

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,540	200,203
Texas Industries, Inc.	2,562	99,943
United States Lime & Minerals, Inc.*	19	887

		301,033

Containers & Packaging (1.4%)
AptarGroup, Inc.	5,005	255,505
Bemis Co., Inc.	11,695	366,521
Boise, Inc.	11,396	74,986

Crown Holdings, Inc.*	12,853	$443,300
Graphic Packaging Holding Co.*	19,024	104,632
Greif, Inc., Class A	3,559	145,919
Owens-Illinois, Inc.*	4,875	93,454
Packaging Corp. of America	911	25,727
Rock-Tenn Co., Class A	27,897	1,521,781
Sealed Air Corp.	253,024	3,906,690
Sonoco Products Co.	11,404	343,831
UFP Technologies, Inc.*	609	10,292

		7,292,638

Metals & Mining (1.7%)
A.M. Castle & Co.*	1,834	19,477
African Barrick Gold Ltd.	420,000	2,551,727
AK Steel Holding Corp.	10,545	61,899
Allegheny Technologies, Inc.	28,345	903,922
AMCOL International Corp.	158	4,473
Carpenter Technology Corp.	21,841	1,044,873
Century Aluminum Co.*	5,846	42,851
Coeur d’Alene Mines Corp.*	6,036	105,992
Commercial Metals Co.	13,169	166,456
General Moly, Inc.*	6,412	20,134
Globe Specialty Metals, Inc.	6,463	86,798
Gold Reserve, Inc.*	5,175	18,061
Golden Minerals Co.*	3,190	14,387
Golden Star Resources Ltd.*	29,150	33,814
Handy & Harman Ltd.*	124	1,672
Haynes International, Inc.	242	12,327
Hecla Mining Co.	32,406	153,928
Horsehead Holding Corp.*	4,979	49,591
Kaiser Aluminum Corp.	2,186	113,322
Materion Corp.	2,124	48,916
McEwen Mining, Inc.*	22,398	67,418
Metals USA Holdings Corp.*	1,008	16,037
Molycorp, Inc.*	5,591	120,486
Olympic Steel, Inc.	1,106	18,161
Reliance Steel & Aluminum Co.	34,716	1,753,158
Revett Minerals, Inc.*	2,878	9,469
RTI International Metals, Inc.*	3,449	78,051
Schnitzer Steel Industries, Inc., Class A	2,864	80,249
Steel Dynamics, Inc.	19,463	228,690
Stillwater Mining Co.*	13,141	112,224
SunCoke Energy, Inc.*	2,378	34,838
Tahoe Resources, Inc.*	7,125	98,966
Titanium Metals Corp.	9,047	102,322
United States Steel Corp.	16,331	336,419
Universal Stainless & Alloy Products, Inc.*	785	32,263
Vista Gold Corp.*	6,470	18,828
Walter Energy, Inc.	7,089	313,050
Worthington Industries, Inc.	5,917	121,121

		8,996,370

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.	1,861	53,020
Clearwater Paper Corp.*	560	19,107
Domtar Corp.	4,099	314,434
KapStone Paper and Packaging Corp.*	4,581	72,609
Louisiana-Pacific Corp.*	15,609	169,826
Neenah Paper, Inc.	725	19,350

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

P.H. Glatfelter Co.	4,044	$66,200
Resolute Forest Products*	9,160	106,073
Schweitzer-Mauduit International, Inc.	468	31,890
Wausau Paper Corp.	259	2,520

		855,029

Total Materials		29,497,740

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Cbeyond, Inc.*	2,922	19,782
Cincinnati Bell, Inc.*	14,700	54,684
Consolidated Communications Holdings, Inc.	633	9,368
Fairpoint Communications, Inc.*	475	2,921
Frontier Communications Corp.	113,434	434,452
Hawaiian Telcom Holdco, Inc.*	1,196	23,334
IDT Corp., Class B	163	1,599
inContact, Inc.*	347	1,738
Iridium Communications, Inc.*	4,913	44,021
Level 3 Communications, Inc.*	8,959	198,442
magicJack VocalTec Ltd.*	526	9,994
Neutral Tandem, Inc.*	3,213	42,347
ORBCOMM, Inc.*	2,106	6,866
Premiere Global Services, Inc.*	4,400	36,916
SureWest Communications	1,565	32,975
Vonage Holdings Corp.*	9,503	19,101

		938,540

Wireless Telecommunication Services (0.1%)
Clearwire Corp., Class A*	39,752	44,522
Leap Wireless International, Inc.*	4,578	29,436
MetroPCS Communications, Inc.*	34,475	208,574
NII Holdings, Inc.*	19,491	199,393
Shenandoah Telecommunications Co.	2,688	36,584
Telephone & Data Systems, Inc.	10,771	229,315
U.S. Cellular Corp.*	1,568	60,556
USA Mobility, Inc.	2,422	31,147

		839,527

Total Telecommunication Services		1,778,067

Utilities (4.3%)
Electric Utilities (1.6%)
ALLETE, Inc.	4,320	180,576
Cleco Corp.	31,348	1,311,287
El Paso Electric Co.	4,562	151,276
Empire District Electric Co.	4,797	101,217
Great Plains Energy, Inc.	15,466	331,127
Hawaiian Electric Industries, Inc.	10,915	311,296
IDACORP, Inc.	5,692	239,519
ITC Holdings Corp.	13,000	895,830
MGE Energy, Inc.	2,616	123,737
NV Energy, Inc.	98,467	1,731,050
OGE Energy Corp.	11,188	579,427
Otter Tail Corp.	3,850	88,049
Pepco Holdings, Inc.	25,869	506,256
Pinnacle West Capital Corp.	12,411	642,145

PNM Resources, Inc.	9,047	$176,778
Portland General Electric Co.	8,597	229,196
UIL Holdings Corp.	5,779	207,235
Unitil Corp.	1,578	41,817
UNS Energy Corp.	4,598	176,609
Westar Energy, Inc.	14,287	427,896

		8,452,323

Gas Utilities (0.9%)
AGL Resources, Inc.	13,307	515,646
Atmos Energy Corp.	10,201	357,749
Chesapeake Utilities Corp.	1,093	47,786
Delta Natural Gas Co., Inc.	716	15,559
Laclede Group, Inc.	2,570	102,312
National Fuel Gas Co.	8,215	385,941
New Jersey Resources Corp.	4,720	205,839
Northwest Natural Gas Co.	3,050	145,180
Piedmont Natural Gas Co., Inc.	7,459	240,105
Questar Corp.	15,668	326,834
South Jersey Industries, Inc.	2,705	137,874
Southwest Gas Corp.	5,239	228,682
UGI Corp.	61,444	1,808,297
WGL Holdings, Inc.	5,859	232,895

		4,750,699

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	11,811	151,299
Genie Energy Ltd., Class B	1,682	13,069
GenOn Energy, Inc.*	87,745	150,044
NRG Energy, Inc.*	25,836	448,513
Ormat Technologies, Inc.	1,456	31,144

		794,069

Multi-Utilities (1.2%)
Alliant Energy Corp.	12,576	573,088
Avista Corp.	6,667	178,009
Black Hills Corp.	5,014	161,301
CH Energy Group, Inc.	1,693	111,213
CMS Energy Corp.	82,486	1,938,421
Integrys Energy Group, Inc.	8,866	504,210
MDU Resources Group, Inc.	21,397	462,389
NorthWestern Corp.	4,139	151,901
SCANA Corp.	13,287	635,650
TECO Energy, Inc.	24,453	441,621
Vectren Corp.	9,279	273,916
Wisconsin Energy Corp.	28,500	1,127,745

		6,559,464

Water Utilities (0.4%)
American States Water Co.	1,927	76,271
American Water Works Co., Inc.	19,961	684,263
Aqua America, Inc.	47,376	1,182,505
Artesian Resources Corp., Class A	857	18,460
Cadiz, Inc.*	157	1,132
California Water Service Group	2,420	44,697
Connecticut Water Service, Inc.	358	10,375
Consolidated Water Co., Ltd.	1,699	14,085
Middlesex Water Co.	1,752	33,288
SJW Corp.	1,110	26,651

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

York Water Co.	369	$6,602

		2,098,329

Total Utilities		22,654,884

Total Common Stocks (77.3%) (Cost $403,685,708)		411,592,139

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $18,458)	971	17,148

	Number of Rights	Value (Note 1)

RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49*† (Cost $—)	3,050	$30

Total Investments (77.3%) (Cost $403,704,166)		411,609,317
Other Assets Less Liabilities (22.7%)		121,051,329

Net Assets (100%)		$532,660,646

*	Non-income producing.
†	Securities (totaling $14,160 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $14,130 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
@	Shares are less than 0.5.
(b)	Illiquid Security.

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	273	September-12	$20,413,749	$21,714,420	$1,300,671
S&P MidCap 400 E-Mini Index	927	September-12	84,077,532	87,091,650	3,014,118

					$4,314,789

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,885,900	$—	$—	$46,885,900
Consumer Staples	25,442,997	—	—	25,442,997
Energy	34,857,124	—	14,130	34,871,254
Financials	111,071,529	—	—	111,071,529
Health Care	31,671,364	—	—	31,671,364
Industrials	69,404,108	—	—	69,404,108
Information Technology	38,314,296	—	—	38,314,296
Materials	26,946,013	2,551,727	—	29,497,740
Telecommunication Services	1,778,067	—	—	1,778,067
Utilities	22,654,884	—	—	22,654,884
Futures	4,314,789	—	—	4,314,789
Investment Companies
Investment Companies	17,148	—	—	17,148
Rights
Information Technology	—	—	30	30

Total Assets	$413,358,219	$2,551,727	$14,160	$415,924,106

Total Liabilities	$—	$—	$—	$—

Total	$413,358,219	$2,551,727	$14,160	$415,924,106

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Energy	Investments in Rights-Information Technology

Balance as of 12/31/11	$14,130	$30
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/12	$14,130	$30

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—	$—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,314,789	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,314,789

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts .	—	—	—	—	—
Equity contracts	—	1,783,381	—	—	1,783,381
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,783,381	$—	$—	$1,783,381

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts .	—	—	—	—	—
Equity contracts	—	4,125,093	—	—	4,125,093
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,125,093	$—	$—	$4,125,093

The Portfolio held futures contracts with an average notional balance of approximately $119,721,000 for the six months ended June 30, 2012.

^	This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$212,490,413
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$247,203,079

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,695,047
Aggregate gross unrealized depreciation	(35,469,483)

Net unrealized appreciation	$6,225,564

Federal income tax cost of investments	$405,383,753

For the six months ended June 30, 2012, the Portfolio incurred approximately $36 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $148,177,580, which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $403,704,166)	$411,609,317
Cash	110,669,595
Cash held as collateral at broker	7,548,000
Due from broker for futures variation margin	3,125,324
Receivable for securities sold	2,187,468
Dividends, interest and other receivables	578,924
Receivable from Separate Accounts for Trust shares sold	110,747
Other assets	4,978

Total assets	535,834,353

LIABILITIES
Payable for securities purchased	2,309,124
Investment management fees payable	338,274
Payable to Separate Accounts for Trust shares redeemed	267,978
Distribution fees payable - Class B	87,605
Administrative fees payable	79,589
Trustees’ fees payable	16,402
Distribution fees payable - Class A	2,331
Accrued expenses	72,404

Total liabilities	3,173,707

NET ASSETS	$532,660,646

Net assets were comprised of:
Paid in capital	$670,721,761
Accumulated undistributed net investment income (loss)	(141,804)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(150,139,251)
Net unrealized appreciation (depreciation) on investments and futures	12,219,940

Net assets	$532,660,646

Class A
Net asset value, offering and redemption price per share, $11,793,712 / 1,291,935 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.13

Class B
Net asset value, offering and redemption price per share, $442,446,707 / 49,457,427 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.95

Class K
Net asset value, offering and redemption price per share, $78,420,227 / 8,580,622 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,172 foreign withholding tax)	$3,783,233
Interest	155,377

Total income	3,938,610

EXPENSES
Investment management fees	2,232,260
Distribution fees - Class B	576,189
Administrative fees	434,715
Custodian fees	55,011
Printing and mailing expenses	28,971
Professional fees	28,768
Distribution fees - Class A	15,469
Trustees’ fees	6,344
Miscellaneous	14,773

Gross expenses	3,392,500
Less: Fees paid indirectly	(122,490)

Net expenses	3,270,010

NET INVESTMENT INCOME (LOSS)	668,600

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	6,152,715
Futures	1,783,381
Foreign currency transactions	(250)

Net realized gain (loss)	7,935,846

Change in unrealized appreciation (depreciation) on:
Securities	13,560,394
Futures	4,125,093

Net change in unrealized appreciation (depreciation)	17,685,487

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,621,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,289,933

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$668,600	$375,186
Net realized gain (loss) on investments, futures and foreign currency transactions	7,935,846	45,868,547
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	17,685,487	(126,634,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,289,933	(80,390,268)

DIVIDENDS:
Dividends from net investment income
Class A	—	(32,926)
Class B	—	(95,704)
Class K†	—	(221,718)

TOTAL DIVIDENDS	—	(350,348)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 57,024 and 968,541 shares, respectively ]	527,482	9,126,800
Capital shares issued in reinvestment of dividends [ 0 and 3,882 shares, respectively ]	—	32,926
Capital shares repurchased [ (164,469) and (6,002,457) shares, respectively ]	(1,546,559)	(53,549,398	)(z)

Total Class A transactions	(1,019,077)	(44,389,672)

Class B
Capital shares sold [ 1,709,395 and 7,016,497 shares, respectively ]	15,464,827	68,698,837
Capital shares issued in reinvestment of dividends [ 0 and 11,513 shares, respectively ]	—	95,704
Capital shares repurchased [ (4,946,155) and (10,450,432) shares, respectively ]	(45,142,662)	(99,757,973)

Total Class B transactions	(29,677,835)	(30,963,432)

Class K†
Capital shares sold [ 112,039 and 9,768,114 shares, respectively ]	1,029,446	85,532,850	(z)
Capital shares issued in reinvestment of dividends [ 0 and 26,145 shares, respectively ]	—	221,718
Capital shares repurchased [ (1,177,130) and (148,546) shares, respectively ]	(11,041,496)	(1,283,850)

Total Class K transactions	(10,012,050)	84,470,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(40,708,962)	9,117,614

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,419,029)	(71,623,002)
NET ASSETS:
Beginning of period	547,079,675	618,702,677

End of period (a)	$532,660,646	$547,079,675

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(141,804)	$(810,404)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Mid Cap Value Portfolio exchanged approximately 5,457,575 Class A shares for approximately 5,457,575 Class K shares. This exchange amounted to approximately $48,208,044.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.73	$10.07	$8.12	$5.77	$9.19	$10.03

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.06 (e)	0.11 (e)	0.06 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.39	(1.34)	1.98	2.47	(3.33)	— #

Total from investment operations	0.40	(1.32)	2.04	2.58	(3.27)	0.02

Less distributions:
Dividends from net investment income	—	(0.02)	(0.09)	(0.23)	(0.05)	—
Distributions from net realized gains	—	—	—	—	(0.10)	(0.86)

Total dividends and distributions	—	(0.02)	(0.09)	(0.23)	(0.15)	(0.86)

Net asset value, end of period	$9.13	$8.73	$10.07	$8.12	$5.77	$9.19

Total return (b)	4.58%	(13.07)%	25.19%	44.90%	(35.88)%	0.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,794	$12,213	$64,756	$95,496	$330,996	$535,842
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.25%	0.98%	1.02%	0.58%	1.15%	1.28%
After reimbursements and fees paid indirectly (a)(f)	1.21%	0.96%	1.00%	0.58%	1.15%	1.28%
Before reimbursements and fees paid indirectly (a)(f)	1.25%	0.99%	1.02%	1.04%	1.30%	1.29%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.16%	0.20%	0.64%	1.76%	0.78%	0.17%
After reimbursements and fees paid indirectly (a)(f)	0.20%	0.22%	0.65%	1.76%	0.78%	0.17%
Before reimbursements and fees paid indirectly (a)(f)	0.16%	0.19%	0.63%	1.29%	0.62%	0.17%
Portfolio turnover rate	51%	95%	51%	95%	78%	60%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class B		2011		2010	2009		2008	2007
Net asset value, beginning of period	$8.55	$9.87		$7.96	$5.66		$9.01	$9.87

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	—	#(e)	0.03 (e)	0.08	(e)	0.04 (e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.39	(1.32)		1.95	2.42		(3.25)	0.01

Total from investment operations	0.40	(1.32)		1.98	2.50		(3.21)	—

Less distributions:
Dividends from net investment income	—	—	#	(0.07)	(0.20)		(0.04)	—
Distributions from net realized gains	—	—		—	—		(0.10)	(0.86)

Total dividends and distributions	—	—	#	(0.07)	(0.20)		(0.14)	(0.86)

Net asset value, end of period	$8.95	$8.55		$9.87	$7.96		$5.66	$9.01

Total return (b)	4.68%	(13.36)%		24.86%	44.46%		(35.99)%	0.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$442,447	$450,690		$553,947	$461,709		$320,011	$539,894
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.25%	1.23%		1.27%	1.13%		1.39%	1.53%
After reimbursements and fees paid indirectly (a)(f)	1.21%	1.21%		1.25%	1.13%		1.39%	1.53%
Before reimbursements and fees paid indirectly (a)(f)	1.25%	1.24%		1.27%	1.29	%(c)	1.55%	1.54%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.16%	—	%‡‡	0.38%	1.25%		0.54%	(0.08)%
After reimbursements and fees paid indirectly (a)(f)	0.20%	0.03%		0.39%	1.25%		0.54%	(0.08)%
Before reimbursements and fees paid indirectly (a)(f)	0.16%	—	%‡‡	0.37%	1.05%		0.38%	(0.09)%
Portfolio turnover rate	51%	95%		51%	95%		78%	60%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.73	$8.70

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.39	0.04

Total from investment operations	0.41	0.05

Less distributions:
Dividends from net investment income	—	(0.02)

Net asset value, end of period	$9.14	$8.73

Total return (b)	4.70%	0.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,420	$84,176
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.00%	0.99%
After reimbursements and fees paid indirectly (a)(f)	0.96%	0.94%
Before reimbursements and fees paid indirectly (a)(f)	1.00%	0.99%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.41%	0.35%
After reimbursements and fees paid indirectly (a)(f)	0.45%	0.40%
Before reimbursements and fees paid indirectly (a)(f)	0.41%	0.35%
Portfolio turnover rate	51%	95%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2012	% of Net Assets
Government Securities	58.9%
Corporate Bonds	35.9
Asset-Backed and Mortgage-Backed Securities	2.7
Time Deposits	0.5
Preferred Stocks	0.2
Equities & Warrants	0.1
Convertible Bonds	0.0 #
Cash and Other	1.7

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,033.20	$4.98
Hypothetical (5% average return before expenses)	1,000.00	1,019.97	4.95
Class B
Actual	1,000.00	1,030.70	4.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.97	4.95
Class K
Actual	1,000.00	1,033.20	3.70
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.68

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.7%)
Asset-Backed Securities (0.5%)
Aircraft Certificate Owner Trust,
Series 2003-1A D 6.455%, 9/20/22§		$547,417	$547,417
Series 2003-1A E 7.001%, 9/20/22†§		3,900,000	3,819,435
American Money Management Corp.,
Series 2006-6A A1A 0.692%, 5/3/18(l)§		747,998	731,800
Harvest CLO S.A., Series IX A1 1.587%, 3/29/17(l)(m)	EUR	353,852	440,448

			5,539,100

Non-Agency CMO (2.2%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 3.124%, 9/25/35(l)		$837,086	667,071
Banc of America Funding Corp.,
Series 2004-A 1A3 5.459%, 9/20/34(l)		905,077	902,299
Banc of America Large Loan, Inc.,
Series 2009-UB1 A4A 5.692%, 6/24/50(l)§		500,000	557,597
Series 2010-HLTN 1.992%, 11/15/15(l)§		1,777,789	1,684,485
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1 2.956%, 2/25/34(l)		552,140	513,481
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.879%, 9/25/35(l)		603,280	410,391
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A3 6.276%, 12/10/49(l)		2,200,000	2,285,942
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A 2.644%, 8/25/35(l)		211,194	194,481
Commercial Mortgage Pass Through Certificates,
Series 2010-C1 A1 3.156%, 7/10/46§		2,124,914	2,220,640
Countrywide Alternative Loan Trust,
Series 2006-OA22 A1 0.405%, 2/25/47(l)		352,633	216,791
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A 5.695%, 9/15/40(l)§		700,000	777,860
Series 2010-RR1 3A 5.805%, 6/10/49(l)§		700,000	780,433
Series 2010-RR7 2A 5.467%, 9/18/39(l)§		800,000	872,439
EMF-NL B.V.,
Series 2008-APRX A2 1.553%, 4/17/41(l)(m)	EUR	1,000,000	971,696
Granite Master Issuer plc,
Series 2006-3 A7 0.344%, 12/20/54(l)		$221,237	212,450
Series 2006-4 A6 0.424%, 12/20/54(l)		589,966	566,525
Greenpoint Mortgage Funding Trust,
Series 2007-AR1 3A1 0.345%, 2/25/37(l)		$27,844	$25,197
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1 3.130%, 10/25/33(l)		521,669	451,211
GS Mortgage Securities Corp. II,
Series 2010-C1 A2 4.592%, 8/10/43§		1,500,000	1,667,807
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A 0.433%, 1/19/38(l)		313,376	187,247
MLCC Mortgage Investors, Inc.,
Series 2005-2 3A 1.240%, 10/25/35(l)		341,056	273,203
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§		3,000,000	2,920,615
Morgan Stanley Reremic Trust,
Series 2009-GG10 A4A 5.979%, 8/12/45(l)§		800,000	906,572
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§		1,000,000	1,149,437
RBSCF Trust,
Series 2009-RR1 JPA 6.068%, 9/17/39(l)§		800,000	907,847
Series 2010-RR3 CSCA 5.467%, 9/16/39(l)§		800,000	878,466
Series 2010-RR3 JPMA 5.420%, 1/16/49(l)§		1,000,000	1,106,962
Series 2010-RR4 CMLA 6.203%, 12/16/49(l)§		500,000	568,167
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.493%, 7/19/35(l)		160,932	112,755
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28 A2 5.500%, 10/15/48		427,865	429,215
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.547%, 8/25/42(l)		62,857	50,328
Series 2005-AR17 A1A1 0.515%, 12/25/45(l)		274,114	211,446

			25,681,056

Total Asset-Backed and Mortgage-Backed Securities			31,220,156

Convertible Bond (0.0%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Chesapeake Energy Corp. 2.750%, 11/15/35		575,000	525,406

Total Energy			525,406

Total Convertible Bonds			525,406

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Bonds (35.9%)
Consumer Discretionary (2.6%)
Auto Components (0.1%)
Johnson Controls, Inc.
1.750%, 3/1/14	$300,000	$304,622
5.000%, 3/30/20	100,000	112,540

		417,162

Automobiles (0.0%)
Daimler Finance N.A. LLC 6.500%, 11/15/13	250,000	267,821

Distributors (0.1%)
American Tire Distributors, Inc. 9.750%, 6/1/17	1,450,000	1,544,250

Hotels, Restaurants & Leisure (0.4%)
Darden Restaurants, Inc. 4.500%, 10/15/21	100,000	103,813
Diamond Resorts Corp. 12.000%, 8/15/18	750,000	802,500
Greektown Superholdings, Inc.
Series A 13.000%, 7/1/15	1,200,000	1,311,000
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	105,826
5.375%, 8/15/21	100,000	109,533
International Game Technology
5.500%, 6/15/20	100,000	107,725
Landry’s, Inc.
9.375%, 5/1/20§	650,000	663,000
McDonald’s Corp.
5.350%, 3/1/18	100,000	120,110
3.500%, 7/15/20	150,000	163,016
Starbucks Corp.
6.250%, 8/15/17	100,000	120,126
Wendy’s Restaurants LLC
10.000%, 7/15/16	1,000,000	1,080,000
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	270,522
5.300%, 9/15/19	100,000	115,227

		5,072,398

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	107,387
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	103,002
Whirlpool Corp.
4.850%, 6/15/21	100,000	103,736

		314,125

Internet & Catalog Retail (0.2%)
Affinion Group, Inc.
11.500%, 10/15/15	1,200,000	1,020,000
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§	650,000	627,250
Expedia, Inc.
5.950%, 8/15/20	200,000	211,000

		1,858,250

Media (1.5%)
CBS Corp.
8.875%, 5/15/19	$100,000	$132,601
5.750%, 4/15/20	100,000	115,867
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20§	1,000,000	970,000
Comcast Corp.
6.500%, 1/15/15	400,000	451,418
5.900%, 3/15/16	300,000	344,153
6.500%, 1/15/17	300,000	356,598
5.700%, 7/1/19	100,000	118,015
5.150%, 3/1/20	150,000	173,133
3.125%, 7/15/22	250,000	251,749
COX Communications, Inc.
5.450%, 12/15/14	200,000	219,329
5.500%, 10/1/15	100,000	112,124
Crown Media Holdings, Inc.
10.500%, 7/15/19	1,000,000	1,077,500
DCP LLC/DCP Corp.
10.750%, 8/15/15§	775,000	724,625
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	205,499
5.875%, 10/1/19	300,000	347,795
5.000%, 3/1/21	300,000	332,625
Discovery Communications LLC
3.700%, 6/1/15	150,000	160,205
5.050%, 6/1/20	200,000	227,961
European Media Capital S.A.
10.000%, 2/1/15§(b)	1,984,553	1,727,052
Good Sam Enterprises LLC
11.500%, 12/1/16	1,000,000	1,041,250
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17*(h)	1,916,000	192
NBCUniversal Media LLC
5.150%, 4/30/20	250,000	285,438
4.375%, 4/1/21	400,000	435,920
Network Communications, Inc.
8.600%, 1/14/20 PIK†§(b)	2,126,761	797,535
News America, Inc.
8.000%, 10/17/16	400,000	492,321
Omnicom Group, Inc.
6.250%, 7/15/19	200,000	237,018
Radio One, Inc.
15.000%, 5/24/16 PIK	626,072	496,162
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	150,000	191,122
Thomson Reuters Corp.
6.500%, 7/15/18	350,000	430,302
Time Warner Cable, Inc.
6.200%, 7/1/13	300,000	315,353
3.500%, 2/1/15	100,000	105,560
5.850%, 5/1/17	400,000	466,424
8.250%, 4/1/19	300,000	390,536
5.000%, 2/1/20	200,000	223,546
Time Warner, Inc.
5.875%, 11/15/16	200,000	233,222
4.875%, 3/15/20	500,000	558,163
3.400%, 6/15/22	100,000	100,895

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Viacom, Inc.
4.375%, 9/15/14	$150,000	$160,305
6.250%, 4/30/16	134,000	156,081
5.625%, 9/15/19	250,000	294,548
Walt Disney Co.
4.500%, 12/15/13	408,000	430,479
6.000%, 7/17/17	100,000	122,733
3.750%, 6/1/21	150,000	166,796
Wolverine Healthcare Analytics, Inc.
7.250%, 5/14/17	1,000,000	993,750
WPP Finance UK Corp.
5.875%, 6/15/14	200,000	215,858

		17,389,758

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	107,498
Kohl’s Corp.
6.250%, 12/15/17	100,000	120,371
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	174,000
5.900%, 12/1/16	100,000	115,500
Nordstrom, Inc.
6.750%, 6/1/14	100,000	111,151
Target Corp.
1.125%, 7/18/14	105,000	106,047
6.000%, 1/15/18	350,000	428,382

		1,162,949

Specialty Retail (0.2%)
AutoZone, Inc.
6.500%, 1/15/14	100,000	107,674
4.000%, 11/15/20	100,000	106,813
Home Depot, Inc.
5.400%, 3/1/16	450,000	517,911
4.400%, 4/1/21	150,000	172,759
Lowe’s Cos., Inc.
2.125%, 4/15/16	150,000	153,798
4.625%, 4/15/20	250,000	281,132
O’Reilly Automotive, Inc.
4.875%, 1/14/21	100,000	106,942
Staples, Inc.
9.750%, 1/15/14	250,000	279,516

		1,726,545

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	119,896

Trading Companies & Distributors (0.0%)
HD Supply, Inc.
11.000%, 4/15/20§	350,000	376,687

Total Consumer Discretionary		30,249,841

Consumer Staples (2.6%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	200,000	212,393
Anheuser-Busch InBev Worldwide, Inc.
1.192%, 3/26/13(l)	300,000	301,409
1.016%, 1/27/14(l)	2,200,000	2,214,150
2.875%, 2/15/16	250,000	264,494
7.750%, 1/15/19	$300,000	$394,116
5.375%, 1/15/20	400,000	476,664
Beam, Inc.
6.375%, 6/15/14	100,000	109,629
Bottling Group LLC
6.950%, 3/15/14	300,000	331,808
Brown-Forman Corp.
2.500%, 1/15/16	100,000	104,801
Coca-Cola Co.
0.750%, 11/15/13	300,000	301,046
0.750%, 3/13/15	100,000	100,125
1.500%, 11/15/15	200,000	203,944
1.800%, 9/1/16	400,000	411,202
3.150%, 11/15/20	200,000	213,670
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	150,000	156,970
3.250%, 8/19/21	100,000	103,935
Diageo Capital plc
5.750%, 10/23/17	200,000	242,372
Diageo Finance B.V.
3.250%, 1/15/15	150,000	158,490
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	100,000	101,618
3.200%, 11/15/21	100,000	101,952
PepsiCo, Inc.
0.875%, 10/25/13	300,000	301,060
2.500%, 5/10/16	300,000	313,640
7.900%, 11/1/18	250,000	333,360
4.500%, 1/15/20	200,000	227,768

		7,680,616

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	118,922
CVS Caremark Corp.
3.250%, 5/18/15	250,000	264,026
5.750%, 6/1/17	200,000	235,919
6.600%, 3/15/19	200,000	250,154
CVS Pass-Through Trust
5.789%, 1/10/26§	898,670	989,912
7.507%, 1/10/32§	1,334,498	1,645,087
D.S Waters Enterprise LP
10.500%, 8/15/17	1,200,000	1,179,000
Delhaize Group S.A.
4.125%, 4/10/19	100,000	97,450
Kroger Co.
7.500%, 1/15/14	200,000	219,625
6.400%, 8/15/17	100,000	119,244
6.150%, 1/15/20	100,000	119,539
Safeway, Inc.
6.350%, 8/15/17	200,000	222,905
5.000%, 8/15/19	150,000	155,851
Walgreen Co.
4.875%, 8/1/13	100,000	104,384
5.250%, 1/15/19	150,000	170,544
Wal-Mart Stores, Inc.
1.625%, 4/15/14	200,000	203,687
2.875%, 4/1/15	500,000	529,546
5.800%, 2/15/18	250,000	307,306
3.250%, 10/25/20	450,000	482,162

		7,415,263

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	$250,000	$288,086
Campbell Soup Co.
3.375%, 8/15/14	100,000	105,435
4.250%, 4/15/21	100,000	113,397
ConAgra Foods, Inc.
7.000%, 4/15/19	150,000	184,510
General Mills, Inc.
5.250%, 8/15/13	100,000	104,967
5.200%, 3/17/15	100,000	110,929
5.650%, 2/15/19	200,000	241,310
H.J. Heinz Co.
5.350%, 7/15/13	100,000	104,659
Hershey Co.
5.000%, 4/1/13	1,000,000	1,032,119
1.500%, 11/1/16	80,000	81,081
Hillshire Brands Co.
2.750%, 9/15/15	200,000	204,910
Hormel Foods Corp.
4.125%, 4/15/21	100,000	111,984
Ingredion, Inc.
3.200%, 11/1/15	100,000	103,991
J.M. Smucker Co.
3.500%, 10/15/21	150,000	156,904
Kellogg Co.
4.450%, 5/30/16	100,000	110,786
4.000%, 12/15/20	100,000	109,840
Kraft Foods, Inc.
4.125%, 2/9/16	250,000	271,701
6.125%, 2/1/18	400,000	478,923
5.375%, 2/10/20	500,000	589,440
McCormick & Co., Inc.
3.900%, 7/15/21	100,000	110,151
Mead Johnson Nutrition Co.
4.900%, 11/1/19	100,000	113,746
Tyson Foods, Inc.
4.500%, 6/15/22	500,000	514,400
Viskase Cos., Inc.
9.875%, 1/15/18§	775,000	806,000

		6,049,269

Household Products (0.4%)
Amscan Holdings, Inc.
8.750%, 5/1/14	1,000,000	1,003,750
Clorox Co.
3.550%, 11/1/15	200,000	211,215
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	321,692
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	155,958
Kimberly-Clark Corp.
6.125%, 8/1/17	150,000	182,494
7.500%, 11/1/18	100,000	132,568
3.875%, 3/1/21	100,000	112,216
Procter & Gamble Co.
3.500%, 2/15/15	300,000	321,171
4.850%, 12/15/15	200,000	226,311
4.700%, 2/15/19	200,000	237,132
Spectrum Brands, Inc.
6.750%, 3/15/20§	1,500,000	1,552,500

		4,457,007

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	$200,000	$209,882

Tobacco (0.4%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	550,468
4.125%, 9/11/15	300,000	325,821
9.700%, 11/10/18	300,000	413,971
9.250%, 8/6/19	250,000	346,175
4.750%, 5/5/21	200,000	225,990
Lorillard Tobacco Co.
8.125%, 6/23/19	165,000	204,219
6.875%, 5/1/20	100,000	117,975
Philip Morris International, Inc.
6.875%, 3/17/14	250,000	276,050
5.650%, 5/16/18	400,000	482,913
Reynolds American, Inc.
7.625%, 6/1/16	300,000	361,474
Vector Group Ltd.
11.000%, 8/15/15	1,000,000	1,040,000

		4,345,056

Total Consumer Staples		30,157,093

Energy (2.9%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
6.375%, 7/15/18	100,000	119,043
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	196,287
Ensco plc
3.250%, 3/15/16	200,000	209,895
4.700%, 3/15/21	300,000	326,528
Halliburton Co.
6.150%, 9/15/19	100,000	124,742
3.250%, 11/15/21	100,000	104,960
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	78,424
Transocean, Inc.
6.000%, 3/15/18	100,000	111,625
6.500%, 11/15/20	150,000	170,373
Weatherford International Ltd.
6.000%, 3/15/18	200,000	227,512
9.625%, 3/1/19	200,000	262,554

		1,931,943

Metals & Mining (0.1%)
Alpha Appalachia Holdings, Inc.
3.250%, 8/1/15	1,025,000	884,062

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	200,000	226,284
8.700%, 3/15/19	250,000	330,186
Apache Corp.
5.625%, 1/15/17	250,000	296,352
Buckeye Partners LP
5.500%, 8/15/19	75,000	76,330
4.875%, 2/1/21	200,000	199,877
Canadian Natural Resources Ltd.
4.900%, 12/1/14	100,000	109,691
5.700%, 5/15/17	200,000	233,420
5.900%, 2/1/18	100,000	118,278

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Cenovus Energy, Inc.
4.500%, 9/15/14	$100,000	$106,802
5.700%, 10/15/19	150,000	176,594
Chevron Corp.
3.950%, 3/3/14	400,000	421,936
ConocoPhillips
4.750%, 2/1/14	300,000	319,153
5.750%, 2/1/19	300,000	368,099
Devon Energy Corp.
2.400%, 7/15/16	100,000	102,931
4.000%, 7/15/21	150,000	163,119
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	264,200
Enbridge, Inc.
5.600%, 4/1/17	200,000	227,744
EnCana Corp.
5.900%, 12/1/17	100,000	113,478
6.500%, 5/15/19	100,000	119,341
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	214,459
Energy Transfer Partners LP
6.000%, 7/1/13	150,000	156,315
9.000%, 4/15/19	300,000	379,731
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,225,000	1,307,688
Enterprise Products Operating LLC
6.300%, 9/15/17	100,000	119,309
5.250%, 1/31/20	200,000	227,017
EOG Resources, Inc.
2.950%, 6/1/15	250,000	262,575
5.625%, 6/1/19	200,000	238,374
EQT Corp.
8.125%, 6/1/19	100,000	119,948
Gaz Capital S.A. for Gazprom OAO
6.510%, 3/7/22(m)	1,200,000	1,309,500
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	400,000	421,000
8.625%, 4/28/34(m)	500,000	636,250
Hess Corp.
8.125%, 2/15/19	150,000	192,637
Husky Energy, Inc.
5.900%, 6/15/14	105,000	114,103
7.250%, 12/15/19	150,000	184,245
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	150,000	157,812
5.625%, 2/15/15	100,000	110,865
6.000%, 2/1/17	150,000	172,875
9.000%, 2/1/19	100,000	130,206
5.300%, 9/15/20	150,000	165,713
Kodiak Oil & Gas Corp.
8.125%, 12/1/19§	1,100,000	1,127,500
Magellan Midstream Partners LP
6.550%, 7/15/19	100,000	120,740
4.250%, 2/1/21	100,000	107,842
Magnum Hunter Resources Corp.
9.750%, 5/15/20§	1,050,000	1,018,500
Marathon Oil Corp.
5.900%, 3/15/18	123,000	146,449
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	104,889
5.125%, 3/1/21	100,000	112,043
McMoRan Exploration Co.
11.875%, 11/15/14	$575,000	$590,812
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	392,729
Noble Energy, Inc.
8.250%, 3/1/19	200,000	258,021
Noble Holding International Ltd.
3.050%, 3/1/16	100,000	103,374
4.900%, 8/1/20	200,000	216,682
NuStar Logistics LP
4.800%, 9/1/20	150,000	151,408
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	104,885
4.125%, 6/1/16	150,000	166,818
4.100%, 2/1/21	200,000	228,036
ONEOK Partners LP
3.250%, 2/1/16	100,000	104,991
8.625%, 3/1/19	100,000	129,432
Petrobras International Finance Co.
3.875%, 1/27/16	250,000	258,910
3.500%, 2/6/17	250,000	256,292
5.875%, 3/1/18	250,000	276,623
7.875%, 3/15/19	250,000	304,398
5.750%, 1/20/20	400,000	439,648
5.375%, 1/27/21	250,000	270,717
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	279,015
Petroleos Mexicanos
4.875%, 3/15/15	250,000	268,625
8.000%, 5/3/19	400,000	508,000
6.000%, 3/5/20	500,000	580,000
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	100,000	107,085
8.750%, 5/1/19	100,000	132,112
Resolute Energy Corp.
8.500%, 5/1/20§	975,000	970,125
Samson Investment Co.
9.750%, 2/15/20§	625,000	620,312
Shell International Finance B.V.
4.000%, 3/21/14	300,000	317,642
4.300%, 9/22/19	350,000	405,855
4.375%, 3/25/20	200,000	233,402
Spectra Energy Capital LLC
6.200%, 4/15/18	250,000	297,104
Statoil ASA
2.900%, 10/15/14	250,000	261,993
5.250%, 4/15/19	250,000	298,750
Stone Energy Corp.
8.625%, 2/1/17	1,500,000	1,522,500
Suncor Energy, Inc.
6.100%, 6/1/18	300,000	355,989
Talisman Energy, Inc.
7.750%, 6/1/19	150,000	185,849
Total Capital S.A.
3.125%, 10/2/15	350,000	373,631
4.450%, 6/24/20	200,000	228,814
4.125%, 1/28/21	100,000	110,896
TransCanada PipeLines Ltd.
3.400%, 6/1/15	200,000	212,312
7.125%, 1/15/19	100,000	128,471

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
3.800%, 10/1/20		$200,000	$218,677
6.350%, 5/15/67(l)		200,000	205,000
Valero Energy Corp.
9.375%, 3/15/19		200,000	264,096
Vanguard Natural Resources LLC/Vanguard Natural Resources Finance Corp.
7.875%, 4/1/20		1,325,000	1,321,687
Venoco, Inc.
8.875%, 2/15/19		900,000	828,000
W&T Offshore, Inc.
8.500%, 6/15/19		800,000	824,000
Williams Partners LP
3.800%, 2/15/15		100,000	105,318
5.250%, 3/15/20		200,000	226,164
XTO Energy, Inc.
6.250%, 4/15/13		983,000	1,026,753
6.250%, 8/1/17		150,000	184,555

			31,188,908

Total Energy			34,004,913

Financials (13.4%)
Capital Markets (2.4%)
American Capital Ltd.
7.960%, 12/31/13		1,000,000	1,001,250
Ameriprise Financial, Inc.
5.650%, 11/15/15		100,000	112,696
Bank of New York Mellon Corp.
5.125%, 8/27/13		200,000	210,426
4.300%, 5/15/14		100,000	106,960
1.200%, 2/20/15		85,000	85,778
2.500%, 1/15/16		300,000	313,934
4.150%, 2/1/21		200,000	222,436
3.550%, 9/23/21		100,000	106,476
BlackRock, Inc.
3.500%, 12/10/14		200,000	211,896
5.000%, 12/10/19		200,000	228,913
Charles Schwab Corp.
4.950%, 6/1/14		100,000	107,273
4.450%, 7/22/20		100,000	109,988
CKE Holdings, Inc.
10.500%, 3/14/16 PIK§		700,000	770,000
Deutsche Bank AG/London
3.450%, 3/30/15		200,000	207,407
6.000%, 9/1/17		500,000	571,740
E*TRADE Financial Corp.
12.500%, 11/30/17		1,000,000	1,145,000
Eaton Vance Corp.
6.500%, 10/2/17		100,000	114,615
Franklin Resources, Inc.
3.125%, 5/20/15		100,000	105,327
Goldman Sachs Group, Inc.
5.250%, 10/15/13		500,000	520,507
6.000%, 5/1/14		500,000	529,493
3.300%, 5/3/15		250,000	250,000
3.700%, 8/1/15		300,000	301,228
5.350%, 1/15/16		1,000,000	1,051,438
0.918%, 3/22/16(l)		2,100,000	1,887,081
5.625%, 1/15/17		400,000	420,535
6.250%, 9/1/17		1,300,000	1,409,460
6.150%, 4/1/18		1,000,000	1,083,629
5.375%, 3/15/20		$750,000	$772,215
5.250%, 7/27/21		400,000	406,416
Jefferies Group, Inc.
5.125%, 4/13/18		400,000	389,798
Merrill Lynch & Co., Inc.
5.000%, 2/3/14		100,000	103,402
4.875%, 5/30/14	EUR	1,600,000	2,088,229
1.187%, 7/22/14(l)		400,000	481,517
0.927%, 1/15/15(l)		$1,000,000	941,315
6.050%, 5/16/16		550,000	570,625
5.700%, 5/2/17		400,000	410,720
6.875%, 4/25/18		1,500,000	1,677,870
Morgan Stanley
4.750%, 4/1/14		500,000	503,591
6.000%, 5/13/14		500,000	517,165
4.100%, 1/26/15		250,000	249,412
6.000%, 4/28/15		300,000	308,430
5.375%, 10/15/15		500,000	509,041
5.750%, 10/18/16		500,000	511,920
5.550%, 4/27/17		500,000	507,980
7.300%, 5/13/19		750,000	810,660
5.500%, 1/26/20		250,000	245,244
5.750%, 1/25/21		300,000	295,144
5.500%, 7/28/21		120,000	117,290
Nomura Holdings, Inc.
4.125%, 1/19/16		100,000	101,863
6.700%, 3/4/20		150,000	168,689
Northern Trust Corp.
4.625%, 5/1/14		140,000	150,050
3.450%, 11/4/20		150,000	161,075
Raymond James Financial, Inc.
8.600%, 8/15/19		100,000	122,351
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§(b)		1,104,702	1,138,705
TD Ameritrade Holding Corp.
4.150%, 12/1/14		100,000	105,854
5.600%, 12/1/19		100,000	113,437

			27,665,494

Commercial Banks (4.5%)
American Express Centurion Bank
6.000%, 9/13/17		250,000	296,928
Banco do Brasil S.A./Cayman
4.500%, 1/22/15§		100,000	105,500
Banco Santander S.A./Chile
2.066%, 1/19/16(l)§		3,100,000	2,852,000
Bancolombia S.A.
4.250%, 1/12/16		200,000	207,000
Bank of Nova Scotia
2.375%, 12/17/13		600,000	614,696
2.900%, 3/29/16		350,000	364,888
Barclays Bank plc
2.375%, 1/13/14		500,000	501,320
3.900%, 4/7/15		150,000	155,463
6.750%, 5/22/19		250,000	292,076
5.125%, 1/8/20		300,000	324,782
5.140%, 10/14/20		100,000	96,137
BB&T Corp.
3.375%, 9/25/13		200,000	206,166
3.200%, 3/15/16		300,000	317,519
6.850%, 4/30/19		100,000	127,925

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		$250,000	$239,875
BNP Paribas S.A.
3.250%, 3/11/15		500,000	503,235
5.000%, 1/15/21		350,000	357,789
BPCE S.A.
2.375%, 10/4/13§		3,500,000	3,460,211
Canadian Imperial Bank of Commerce
1.450%, 9/13/13		350,000	353,270
CIT Group, Inc.
7.000%, 5/2/17§		710,235	711,123
Comerica Bank
5.750%, 11/21/16		250,000	281,333
Credit Suisse AG/New York
5.500%, 5/1/14		500,000	530,388
3.500%, 3/23/15		300,000	310,722
4.375%, 8/5/20		350,000	373,816
Discover Bank/Delaware
7.000%, 4/15/20		200,000	232,750
DnB Bank ASA
3.200%, 4/3/17§		1,400,000	1,411,200
Fifth Third Bancorp
3.625%, 1/25/16		200,000	211,210
5.450%, 1/15/17		100,000	109,331
First Horizon National Corp.
5.375%, 12/15/15		200,000	210,717
HSBC Bank USA/New York
4.625%, 4/1/14		200,000	208,719
HSBC Holdings plc
5.100%, 4/5/21		200,000	221,692
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	671,546
KeyBank N.A./Ohio
7.413%, 5/6/15		100,000	113,410
KeyCorp
5.100%, 3/24/21		250,000	279,036
KfW
1.375%, 1/13/14		1,000,000	1,011,643
3.500%, 3/10/14		1,000,000	1,048,656
2.625%, 3/3/15		900,000	947,190
0.625%, 4/24/15		250,000	250,124
2.625%, 2/16/16		1,050,000	1,114,963
5.125%, 3/14/16		1,000,000	1,151,632
4.500%, 7/16/18		500,000	588,981
4.875%, 6/17/19		400,000	483,561
4.000%, 1/27/20		500,000	574,129
2.750%, 9/8/20		500,000	526,936
6.250%, 5/19/21	AUD	2,200,000	2,550,786
2.625%, 1/25/22		$500,000	516,959
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		400,000	420,108
5.125%, 2/1/17		500,000	584,970
Lloyds TSB Bank plc
2.816%, 1/24/14(l)		2,100,000	2,101,841
4.875%, 1/21/16		300,000	315,593
6.375%, 1/21/21		200,000	227,946
M&I Marshall & Ilsley Bank
4.850%, 6/16/15		100,000	106,899
Mellon Funding Corp.
5.000%, 12/1/14		200,000	218,001
Nordea Bank AB
1.367%, 1/14/14(l)§		$2,000,000	$2,000,133
Oesterreichische Kontrollbank AG
1.375%, 1/21/14		400,000	401,668
4.875%, 2/16/16		400,000	447,404
PNC Funding Corp.
3.000%, 5/19/14		300,000	311,686
2.700%, 9/19/16		250,000	259,911
5.625%, 2/1/17		250,000	279,779
5.125%, 2/8/20		400,000	462,912
Rabobank Nederland N.V.
0.703%, 10/11/12(l)		2,900,000	2,898,954
1.850%, 1/10/14		300,000	302,169
2.125%, 10/13/15		200,000	200,926
3.875%, 2/8/22		200,000	202,393
Royal Bank of Canada
2.100%, 7/29/13		200,000	203,451
2.625%, 12/15/15		300,000	311,865
2.300%, 7/20/16		300,000	308,040
Royal Bank of Scotland Group plc
4.875%, 3/16/15		500,000	517,746
Royal Bank of Scotland plc
2.887%, 8/23/13(l)		2,000,000	2,004,248
3.950%, 9/21/15		350,000	355,337
5.625%, 8/24/20		250,000	261,051
6.125%, 1/11/21		100,000	109,644
Sovereign Bank/Delaware
8.750%, 5/30/18		100,000	104,229
SunTrust Banks, Inc.
3.600%, 4/15/16		200,000	207,353
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		100,000	116,078
Svenska Handelsbanken AB
3.125%, 7/12/16		200,000	205,914
Toronto-Dominion Bank
2.500%, 7/14/16		400,000	413,676
2.375%, 10/19/16		100,000	102,577
U.S. Bancorp
1.375%, 9/13/13		300,000	302,893
4.200%, 5/15/14		150,000	159,554
3.150%, 3/4/15		200,000	211,861
2.450%, 7/27/15		100,000	104,093
3.442%, 2/1/16		150,000	154,081
U.S. Bank N.A./Ohio
4.950%, 10/30/14		200,000	217,467
4.800%, 4/15/15		100,000	109,780
UBS AG/Connecticut
1.466%, 1/28/14(l)		100,000	99,311
3.875%, 1/15/15		250,000	260,305
5.875%, 7/15/16		250,000	262,545
5.875%, 12/20/17		250,000	279,620
5.750%, 4/25/18		300,000	332,359
4.875%, 8/4/20		200,000	214,416
UFJ Finance Aruba AEC
6.750%, 7/15/13		300,000	314,239
Union Bank N.A.
2.125%, 12/16/13		200,000	203,316
Wachovia Bank N.A.
6.000%, 11/15/17		500,000	581,948
Wachovia Corp.
5.250%, 8/1/14		350,000	372,623
5.750%, 2/1/18		300,000	353,543

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
4.950%, 10/16/13	$200,000	$209,700
3.750%, 10/1/14	350,000	368,969
3.625%, 4/15/15	200,000	211,786
1.500%, 7/1/15	500,000	499,768
5.125%, 9/15/16	250,000	275,823
2.100%, 5/8/17	200,000	200,374
5.625%, 12/11/17	650,000	757,549
Westpac Banking Corp.
2.100%, 8/2/13	200,000	203,014
4.200%, 2/27/15	400,000	425,012
4.875%, 11/19/19	300,000	327,762
Zions Bancorp
7.750%, 9/23/14	100,000	108,195

		53,105,741

Consumer Finance (1.5%)
Ally Financial, Inc.
3.667%, 2/11/14(l)	1,700,000	1,687,658
American Express Co.
4.875%, 7/15/13	150,000	155,931
6.150%, 8/28/17	550,000	652,206
7.000%, 3/19/18	1,850,000	2,289,024
8.125%, 5/20/19	150,000	199,754
6.800%, 9/1/66(l)	150,000	154,500
American Express Credit Corp.
7.300%, 8/20/13	250,000	268,135
1.750%, 6/12/15	117,000	117,941
2.750%, 9/15/15	250,000	259,228
2.800%, 9/19/16	250,000	260,791
Capital One Bank USA N.A.
8.800%, 7/15/19	287,000	359,939
Capital One Financial Corp.
7.375%, 5/23/14	300,000	330,180
6.150%, 9/1/16	100,000	111,147
6.750%, 9/15/17	200,000	237,837
Caterpillar Financial Services Corp.
1.550%, 12/20/13	200,000	202,372
6.125%, 2/17/14	200,000	217,255
2.750%, 6/24/15	100,000	105,249
2.050%, 8/1/16	200,000	206,184
7.150%, 2/15/19	400,000	524,874
Community Choice Financial, Inc.
10.750%, 5/1/19§	475,000	470,250
Discover Financial Services
5.200%, 4/27/22§	100,000	105,000
Ford Motor Credit Co. LLC
7.500%, 8/1/12	900,000	905,310
2.750%, 5/15/15	500,000	504,050
3.984%, 6/15/16§	300,000	310,500
8.000%, 12/15/16	250,000	295,325
3.000%, 6/12/17	500,000	497,500
5.875%, 8/2/21	500,000	556,400
HSBC Finance Corp.
4.750%, 7/15/13	300,000	309,969
5.000%, 6/30/15	400,000	425,941
6.676%, 1/15/21	300,000	324,319
HSBC USA, Inc.
5.000%, 9/27/20	150,000	152,934
iPayment Holdings, Inc.
15.000%, 11/15/18 PIK	2,156,703	1,811,631
John Deere Capital Corp.
2.800%, 9/18/17	$500,000	$531,674
SLM Corp.
5.000%, 10/1/13	300,000	309,000
6.250%, 1/25/16	250,000	260,000
8.450%, 6/15/18	300,000	333,000
8.000%, 3/25/20	200,000	218,000
Toyota Motor Credit Corp.
1.375%, 8/12/13	100,000	100,871
1.250%, 11/17/14	100,000	100,879
3.200%, 6/17/15	200,000	212,446
2.800%, 1/11/16	100,000	105,216
2.000%, 9/15/16	100,000	102,257
1.750%, 5/22/17	300,000	301,529
3.400%, 9/15/21	300,000	316,002

		17,900,208

Diversified Financial Services (3.4%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	110,000	112,200
Bank of America Corp.
7.375%, 5/15/14	500,000	537,295
4.500%, 4/1/15	1,000,000	1,032,143
6.500%, 8/1/16	500,000	548,920
5.625%, 10/14/16	800,000	851,909
5.000%, 5/13/21	500,000	515,892
Boeing Capital Corp.
2.125%, 8/15/16	100,000	104,118
BP Capital Markets plc
3.625%, 5/8/14	200,000	209,720
3.875%, 3/10/15	500,000	536,772
3.125%, 10/1/15	500,000	531,435
4.500%, 10/1/20	450,000	509,221
Citigroup, Inc.
5.500%, 4/11/13	300,000	308,217
2.467%, 8/13/13(l)	400,000	402,296
6.500%, 8/19/13	3,500,000	3,662,440
5.000%, 9/15/14	500,000	513,283
6.010%, 1/15/15	500,000	538,352
4.750%, 5/19/15	200,000	209,316
5.850%, 8/2/16	400,000	436,254
5.500%, 2/15/17	150,000	157,149
6.125%, 11/21/17	500,000	552,749
6.125%, 5/15/18	500,000	558,255
8.500%, 5/22/19	600,000	745,884
5.375%, 8/9/20	100,000	108,281
CME Group, Inc.
5.750%, 2/15/14	200,000	214,371
CNG Holdings, Inc.
9.375%, 5/15/20§	1,000,000	1,025,000
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	353,506
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	331,006
Fox Acquisition Sub LLC
13.375%, 7/15/16§	600,000	642,000
Gazprom OAO Via White Nights Finance B.V.
10.500%, 3/25/14(m)	300,000	337,020
General Electric Capital Corp.
5.900%, 5/13/14	600,000	651,667
5.650%, 6/9/14	300,000	325,208

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 6/29/15	$750,000	$791,509
5.400%, 2/15/17	800,000	911,162
6.000%, 8/7/19	1,000,000	1,165,143
5.300%, 2/11/21	250,000	280,606
4.650%, 10/17/21	300,000	333,108
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	600,000	742,622
JPMorgan Chase & Co.
4.650%, 6/1/14	750,000	790,244
5.125%, 9/15/14	500,000	531,290
3.700%, 1/20/15	1,000,000	1,041,973
4.750%, 3/1/15	300,000	320,913
3.450%, 3/1/16	500,000	518,108
3.150%, 7/5/16	1,300,000	1,337,053
6.000%, 1/15/18	750,000	858,211
6.300%, 4/23/19	700,000	814,007
4.400%, 7/22/20	1,000,000	1,061,157
4.250%, 10/15/20	250,000	262,848
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	102,081
5.250%, 1/16/18	100,000	106,581
National Credit Union Administration Guaranteed Notes Series A3
2.350%, 6/12/17	200,000	209,900
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	318,728
5.450%, 2/1/18	250,000	296,298
Nationstar Mortgage LLC/Nationstar Capital Corp.
10.875%, 4/1/15	1,175,000	1,263,125
ORIX Corp.
4.710%, 4/27/15	400,000	423,807
Private Export Funding Corp.
4.550%, 5/15/15	150,000	166,475
4.950%, 11/15/15	100,000	113,526
1.375%, 2/15/17	50,000	51,020
RFC Borrower LLC
0.000%, 11/18/13	1,200,000	1,200,000
SquareTwo Financial Corp.
11.625%, 4/1/17	1,000,000	892,500
TECO Finance, Inc.
5.150%, 3/15/20	100,000	113,864
TNK-BP Finance S.A.
7.500%, 3/13/13(m)	600,000	622,500
Tops Holding/Tops Markets LLC
10.125%, 10/15/15	1,275,000	1,353,094
Unilever Capital Corp.
2.750%, 2/10/16	100,000	106,045
4.800%, 2/15/19	200,000	234,958
Waha Aerospace B.V.
3.925%, 7/28/20§	2,125,000	2,216,375
XTRA Finance Corp.
5.150%, 4/1/17	100,000	114,520

		39,227,230

Insurance (1.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	200,000	206,748
5.800%, 3/15/18	100,000	120,183
5.900%, 6/15/19	100,000	122,045
Aegon N.V.
4.625%, 12/1/15	200,000	214,309
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	$100,000	$115,143
Allstate Corp.
6.200%, 5/16/14	150,000	164,146
7.450%, 5/16/19	100,000	127,583
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	129,258
American International Group, Inc.
3.750%, 11/30/13§	700,000	705,790
5.050%, 10/1/15	300,000	318,006
5.450%, 5/18/17	300,000	324,603
8.250%, 8/15/18	500,000	603,670
6.400%, 12/15/20	100,000	112,852
Aon Corp.
3.500%, 9/30/15	100,000	104,795
5.000%, 9/30/20	100,000	110,651
Asurion Corp.
11.000%, 8/16/19	1,450,000	1,484,075
Axis Specialty Finance LLC
5.875%, 6/1/20	200,000	217,983
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	150,331
4.250%, 1/15/21	250,000	277,732
Berkshire Hathaway, Inc.
3.200%, 2/11/15	400,000	424,069
Chubb Corp.
5.750%, 5/15/18	100,000	121,390
6.375%, 3/29/67(l)	100,000	102,500
CNA Financial Corp.
5.875%, 8/15/20	200,000	219,057
Genworth Financial, Inc.
8.625%, 12/15/16	250,000	262,554
7.700%, 6/15/20	100,000	97,280
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	100,000	104,399
5.375%, 3/15/17	100,000	107,358
5.500%, 3/30/20	100,000	105,585
Jefferson-Pilot Corp.
4.750%, 1/30/14	100,000	104,669
Lincoln National Corp.
6.250%, 2/15/20	100,000	112,611
7.000%, 5/17/66(l)	100,000	95,500
6.050%, 4/20/67(l)	100,000	89,000
Markel Corp.
7.125%, 9/30/19	100,000	115,856
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	200,000	222,330
4.800%, 7/15/21	100,000	109,383
MetLife, Inc.
6.750%, 6/1/16	250,000	292,868
7.717%, 2/15/19	300,000	379,961
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	156,738
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	262,533
Protective Life Corp.
7.375%, 10/15/19	150,000	173,063
Prudential Financial, Inc.
4.500%, 7/15/13	100,000	103,045
5.100%, 9/20/14	200,000	214,335
4.750%, 6/13/15	150,000	161,050

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 12/1/17	$250,000	$284,264
7.375%, 6/15/19	135,000	164,862
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	113,029
Torchmark Corp.
9.250%, 6/15/19	100,000	126,455
Travelers Cos., Inc.
5.500%, 12/1/15	100,000	112,374
5.800%, 5/15/18	100,000	120,254
Unum Group
5.625%, 9/15/20	100,000	108,277
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	107,299
Willis North America, Inc.
5.625%, 7/15/15	200,000	213,824
7.000%, 9/29/19	100,000	115,833

		11,213,508

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
4.625%, 4/1/15	125,000	132,907
4.500%, 1/15/18	100,000	105,353
5.050%, 9/1/20	100,000	105,528
AvalonBay Communities, Inc.
5.700%, 3/15/17	100,000	115,089
BioMed Realty LP
6.125%, 4/15/20	100,000	113,295
Boston Properties LP
5.000%, 6/1/15	100,000	108,618
3.700%, 11/15/18	200,000	207,254
5.625%, 11/15/20	100,000	115,210
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	101,759
Camden Property Trust
4.625%, 6/15/21	100,000	107,544
CommonWealth REIT
5.750%, 11/1/15	100,000	104,114
6.650%, 1/15/18	100,000	107,739
Digital Realty Trust LP
4.500%, 7/15/15	100,000	104,596
Duke Realty LP
6.750%, 3/15/20	100,000	117,424
Equity One, Inc.
6.250%, 12/15/14	100,000	108,116
ERP Operating LP
5.125%, 3/15/16	300,000	331,246
4.750%, 7/15/20	200,000	220,018
HCP, Inc.
5.650%, 12/15/13	200,000	209,791
5.625%, 5/1/17	100,000	110,790
Health Care REIT, Inc.
6.200%, 6/1/16	100,000	111,667
4.700%, 9/15/17	100,000	105,613
6.125%, 4/15/20	100,000	112,923
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	150,000	164,310
Hospitality Properties Trust
7.875%, 8/15/14	150,000	162,562
5.625%, 3/15/17	100,000	106,566
Kilroy Realty LP
5.000%, 11/3/15	100,000	106,439
Kimco Realty Corp.
6.875%, 10/1/19	$100,000	$119,470
Liberty Property LP
4.750%, 10/1/20	150,000	158,799
Realty Income Corp.
5.750%, 1/15/21	200,000	225,393
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	100,625
Simon Property Group LP
5.100%, 6/15/15	200,000	218,868
5.250%, 12/1/16	200,000	225,686
6.125%, 5/30/18	300,000	354,316
5.650%, 2/1/20	100,000	117,477
UDR, Inc.
4.250%, 6/1/18	150,000	159,837
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	101,852
4.250%, 3/1/22	100,000	101,503
Vornado Realty LP
4.250%, 4/1/15	100,000	105,327

		5,485,624

Real Estate Management & Development (0.1%)
ProLogis LP
6.250%, 3/15/17	100,000	113,059
6.625%, 5/15/18	200,000	230,577
Toys R Us Property Co. I LLC
10.750%, 7/15/17	1,125,000	1,226,250

		1,569,886

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	97,911
4.000%, 4/27/16	100,000	98,543

		196,454

Total Financials		156,364,145

Health Care (3.3%)
Biotechnology (0.2%)
Alkermes, Inc.
9.500%, 6/9/18	950,000	964,250
Amgen, Inc.
4.850%, 11/18/14	200,000	216,017
2.300%, 6/15/16	130,000	133,071
5.850%, 6/1/17	200,000	236,234
4.500%, 3/15/20	325,000	357,424
4.100%, 6/15/21	200,000	213,750
Genentech, Inc.
4.750%, 7/15/15	200,000	221,030

		2,341,776

Health Care Equipment & Supplies (0.5%)
Angiotech Pharmaceuticals, Inc.
5.000%, 12/1/13(l)	1,200,000	1,170,000
Baxter International, Inc.
4.625%, 3/15/15	200,000	219,895
4.250%, 3/15/20	150,000	169,426
Becton Dickinson and Co.
5.000%, 5/15/19	200,000	236,778

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Boston Scientific Corp.
4.500%, 1/15/15	$250,000	$265,629
6.400%, 6/15/16	100,000	114,932
6.000%, 1/15/20	100,000	119,119
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	104,607
CareFusion Corp.
6.375%, 8/1/19	100,000	118,805
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	104,167
6.000%, 10/15/17	100,000	120,192
DENTSPLY International, Inc.
4.125%, 8/15/21	100,000	104,365
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18§	850,000	894,625
Medtronic, Inc.
4.500%, 3/15/14	200,000	212,745
4.450%, 3/15/20	250,000	287,192
Series B
4.750%, 9/15/15	100,000	111,795
Physio-Control International, Inc.
9.875%, 1/15/19§	1,150,000	1,224,750
St. Jude Medical, Inc.
3.750%, 7/15/14	100,000	105,480
4.875%, 7/15/19	100,000	114,834
Stryker Corp.
2.000%, 9/30/16	150,000	153,421
Zimmer Holdings, Inc.
1.400%, 11/30/14	100,000	100,336
3.375%, 11/30/21	100,000	103,333

		6,156,426

Health Care Providers & Services (1.4%)
Aetna, Inc.
6.500%, 9/15/18	200,000	246,880
3.950%, 9/1/20	100,000	108,638
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	171,683
Apria Healthcare Group, Inc.
11.250%, 11/1/14	1,050,000	1,082,813
Ardent Health Services LLC
6.500%, 7/19/15	1,374,063	1,363,757
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	230,751
Cigna Corp.
5.125%, 6/15/20	130,000	145,193
4.375%, 12/15/20	100,000	107,411
Coventry Health Care, Inc.
5.450%, 6/15/21	120,000	134,700
Express Scripts Holding Co.
6.250%, 6/15/14	200,000	218,576
3.125%, 5/15/16	250,000	261,107
4.750%, 11/15/21§	100,000	111,340
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	1,000,000	1,115,000
HCA, Inc.
2.745%, 3/15/14	468,750	458,203
7.250%, 9/15/20	500,000	552,500
Health Management Associates, Inc.
7.375%, 1/15/20§	1,200,000	1,276,500
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	106,136
Humana, Inc.
7.200%, 6/15/18	$150,000	$181,245
Laboratory Corp. of America Holdings
4.625%, 11/15/20	100,000	109,920
McKesson Corp.
6.500%, 2/15/14	100,000	108,608
4.750%, 3/1/21	100,000	115,063
Medco Health Solutions, Inc.
2.750%, 9/15/15	150,000	153,926
7.125%, 3/15/18	200,000	245,482
MedImpact Holdings, Inc.
10.500%, 2/1/18§	1,125,000	1,181,250
Quest Diagnostics, Inc.
6.400%, 7/1/17	150,000	177,836
4.700%, 4/1/21	100,000	111,714
Radiation Therapy Services, Inc.
8.875%, 1/15/17§	1,150,000	1,101,125
RegionalCare Hospital Partners
8.000%, 11/2/18	1,141,375	1,127,584
Res-Care, Inc.
10.750%, 1/15/19	1,200,000	1,329,000
Select Medical Corp.
7.625%, 2/1/15	750,000	752,813
Truven Health Analytics, Inc.
10.625%, 6/1/20§	750,000	783,750
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	228,472
6.000%, 2/15/18	150,000	180,734
4.700%, 2/15/21	100,000	114,040
WellPoint, Inc.
5.250%, 1/15/16	300,000	335,866
4.350%, 8/15/20	200,000	219,163

		16,248,779

Health Care Technology (0.1%)
Emdeon, Inc.
11.000%, 12/31/19§	975,000	1,092,000

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.500%, 7/15/13	100,000	101,260
5.000%, 7/15/20	100,000	113,275
Life Technologies Corp.
6.000%, 3/1/20	100,000	117,913
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	100,000	102,081
3.200%, 3/1/16	300,000	320,410
4.700%, 5/1/20	100,000	114,702

		869,641

Pharmaceuticals (1.0%)
Abbott Laboratories
2.700%, 5/27/15	150,000	157,774
5.875%, 5/15/16	100,000	117,882
5.600%, 11/30/17	300,000	363,382
4.125%, 5/27/20	250,000	285,080
Aptalis Pharma, Inc.
4.467%, 2/11/17	1,160,313	1,122,602
5.500%, 2/11/17	400,000	387,000
AstraZeneca plc
5.900%, 9/15/17	250,000	300,226

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Bristol-Myers Squibb Co.
5.250%, 8/15/13	$100,000	$105,254
5.450%, 5/1/18	100,000	120,451
Elan Finance plc/Elan Finance Corp.
8.750%, 10/15/16	1,600,000	1,740,000
Eli Lilly and Co.
4.200%, 3/6/14	200,000	211,586
5.200%, 3/15/17	100,000	117,207
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14	200,000	212,870
5.650%, 5/15/18	300,000	362,157
Hospira, Inc.
6.400%, 5/15/15	200,000	221,638
Johnson & Johnson
1.200%, 5/15/14	200,000	202,427
5.550%, 8/15/17	100,000	121,233
5.150%, 7/15/18	200,000	241,525
3.550%, 5/15/21	100,000	112,619
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	725,000	643,438
Merck & Co., Inc.
5.300%, 12/1/13	350,000	372,930
6.000%, 9/15/17	100,000	122,330
5.000%, 6/30/19	200,000	240,417
Novartis Capital Corp.
4.125%, 2/10/14	250,000	263,434
2.900%, 4/24/15	100,000	105,595
4.400%, 4/24/20	100,000	115,929
Novartis Securities Investment Ltd.
5.125%, 2/10/19	300,000	357,969
Pfizer, Inc.
4.500%, 2/15/14	200,000	212,469
5.350%, 3/15/15	400,000	446,708
6.200%, 3/15/19	400,000	502,859
Quintiles Transnational Corp.
7.500%, 2/22/17	1,275,000	1,278,188
Sanofi S.A.
1.625%, 3/28/14	150,000	152,406
2.625%, 3/29/16	150,000	157,283
4.000%, 3/29/21	250,000	278,638
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	100,000	113,750
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	200,000	210,678
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	250,000	262,500
Watson Pharmaceuticals, Inc.
6.125%, 8/15/19	100,000	114,770

		12,455,204

Total Health Care		39,163,826

Industrials (3.2%)
Aerospace & Defense (0.4%)
Boeing Co.
5.000%, 3/15/14	250,000	268,305
3.500%, 2/15/15	100,000	106,895
6.000%, 3/15/19	200,000	250,076
Delos Aircraft, Inc.
4.750%, 3/17/16	500,000	501,875
Embraer Overseas Ltd.
6.375%, 1/15/20	$100,000	$110,750
General Dynamics Corp.
5.250%, 2/1/14	300,000	321,558
Goodrich Corp.
6.125%, 3/1/19	150,000	184,486
Honeywell International, Inc.
5.300%, 3/1/18	250,000	298,266
L-3 Communications Corp.
3.950%, 11/15/16	100,000	105,832
5.200%, 10/15/19	100,000	109,371
4.950%, 2/15/21	100,000	108,150
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	388,786
Northrop Grumman Corp.
3.700%, 8/1/14	150,000	157,439
Raytheon Co.
4.400%, 2/15/20	300,000	340,786
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	117,499
Textron, Inc.
5.600%, 12/1/17	100,000	110,443
5.950%, 9/21/21	100,000	113,332
United Technologies Corp.
4.875%, 5/1/15	150,000	167,133
1.200%, 6/1/15	90,000	91,069
1.800%, 6/1/17	50,000	50,973
6.125%, 2/1/19	250,000	308,914
4.500%, 4/15/20	100,000	115,896

		4,327,834

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	100,000	109,208
United Parcel Service, Inc.
3.875%, 4/1/14	250,000	264,090
5.125%, 4/1/19	100,000	120,546
3.125%, 1/15/21	250,000	266,697

		760,541

Airlines (0.5%)
American Airlines, Inc.
Series A
8.625%, 10/15/21	388,191	412,453
Series B
7.000%, 1/31/18§	1,116,399	1,088,489
Continental Airlines, Inc., Class A
Series A A
4.750%, 1/12/21	2,549,921	2,667,982
Delta Air Lines, Inc.
4.950%, 5/23/19	279,447	295,878
Series 2010-1 A
6.200%, 7/2/18	178,058	192,748
UAL Pass Through Trust, Class 2009-2A
9.750%, 1/15/17	834,886	949,683

		5,607,233

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	350,000	382,836
Euramax International, Inc.
9.500%, 4/1/16	750,000	660,937

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Owens Corning, Inc.
9.000%, 6/15/19		$100,000	$125,500

			1,169,273

Commercial Services & Supplies (0.8%)
Altegrity, Inc.
12.000%, 11/1/15†§		1,100,000	1,030,040
American Reprographics Co.
10.500%, 12/15/16		1,200,000	1,203,000
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16		100,000	111,534
4.750%, 5/1/19		100,000	118,434
Cornell University
5.450%, 2/1/19		200,000	239,441
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§		1,000,000	995,000
Pitney Bowes, Inc.
5.750%, 9/15/17		200,000	208,500
6.250%, 3/15/19		100,000	106,000
Republic Services, Inc.
5.500%, 9/15/19		250,000	291,613
Rocket Software, Inc.
10.250%, 2/18/19		1,000,000	990,000
Rural/Metro Corp.
10.125%, 7/15/19§		925,000	897,250
Sheridan Group, Inc.
12.500%, 4/15/14		389,050	326,802
Sheridan Holdings, Inc.
0.000%, 6/20/20		550,000	561,000
Verisure Holding AB
8.750%, 9/1/18§	EUR	650,000	789,672
Waste Management, Inc.
6.100%, 3/15/18		$100,000	118,308
7.375%, 3/11/19		150,000	189,829
4.750%, 6/30/20		100,000	111,897
Yale University
2.900%, 10/15/14		100,000	104,820
Zinc Capital S.A.
8.875%, 5/15/18§	EUR	1,000,000	1,119,967

			9,513,107

Construction & Engineering (0.1%)
ABB Finance USA, Inc.
1.625%, 5/8/17		$100,000	100,403
2.875%, 5/8/22		150,000	152,034
Abengoa Finance S.A.U.
8.875%, 11/1/17§		900,000	796,500

			1,048,937

Electrical Equipment (0.0%)
Emerson Electric Co.
5.625%, 11/15/13		100,000	106,480
4.875%, 10/15/19		200,000	237,825
Roper Industries, Inc.
6.625%, 8/15/13		100,000	105,681

			449,986

Industrial Conglomerates (0.7%)
3M Co.
4.375%, 8/15/13		250,000	261,136
Cooper U.S., Inc.
2.375%, 1/15/16		100,000	102,723
3.875%, 12/15/20		$100,000	$108,586
Danaher Corp.
5.625%, 1/15/18		200,000	240,317
3.900%, 6/23/21		100,000	112,212
GE Capital Trust I
6.375%, 11/15/67(l)		300,000	308,250
General Electric Co.
5.250%, 12/6/17		300,000	349,191
Harland Clarke Holdings Corp.
0.000%, 6/30/14		465,429	415,395
6.000%, 5/15/15(l)		815,000	615,325
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13		150,000	157,816
6.875%, 8/15/18		100,000	121,433
JB Poindexter & Co., Inc.
9.000%, 4/1/22§		950,000	954,750
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18		200,000	235,904
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	967,500	1,261,102
Tyco Electronics Group S.A.
6.000%, 10/1/12		$1,768,000	1,788,962
6.550%, 10/1/17		100,000	119,523
Tyco International Finance S.A.
6.000%, 11/15/13		100,000	106,634
4.125%, 10/15/14		100,000	106,460
8.500%, 1/15/19		100,000	136,164
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21		100,000	128,032

			7,629,915

Machinery (0.2%)
Caterpillar, Inc.
1.375%, 5/27/14		100,000	101,247
2.600%, 6/26/22		250,000	249,107
Deere & Co.
2.600%, 6/8/22		250,000	249,792
Dover Corp.
5.450%, 3/15/18		150,000	178,328
Harsco Corp.
2.700%, 10/15/15		100,000	99,833
Illinois Tool Works, Inc.
5.150%, 4/1/14		100,000	107,664
6.250%, 4/1/19		100,000	124,047
Kennametal, Inc.
3.875%, 2/15/22		118,000	121,005
PACCAR, Inc.
6.875%, 2/15/14		100,000	109,888
Pall Corp.
5.000%, 6/15/20		100,000	112,094
Pentair, Inc.
5.000%, 5/15/21		100,000	110,222
Severstal Columbus LLC
10.250%, 2/15/18		600,000	600,750
Xylem, Inc.
3.550%, 9/20/16§		150,000	157,609

			2,321,586

Marine (0.0%)
Hapag-Lloyd AG
9.750%, 10/15/17§		600,000	546,000

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	$55,000	$57,602
Equifax, Inc.
4.450%, 12/1/14	100,000	105,877
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	113,625

		277,104

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14	200,000	218,786
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	200,000	226,064
Canadian National Railway Co.
5.550%, 3/1/19	350,000	423,899
Canadian Pacific Railway Co.
7.250%, 5/15/19	45,000	55,466
CSX Corp.
7.900%, 5/1/17	250,000	312,667
7.375%, 2/1/19	200,000	255,133
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	251,193
5.750%, 4/1/18	100,000	118,379
Ryder System, Inc.
7.200%, 9/1/15	100,000	114,983
3.600%, 3/1/16	100,000	104,915
Union Pacific Corp.
5.700%, 8/15/18	200,000	238,963
6.125%, 2/15/20	100,000	124,059

		2,444,507

Trading Companies & Distributors (0.1%)
Doric Nimrod Air One Ltd.
Series 2012-1A 5.125%, 11/30/24§(b)	200,000	200,000
GATX Corp.
3.500%, 7/15/16	150,000	154,097
4.850%, 6/1/21	100,000	103,911
Noble Group Ltd.
6.750%, 1/29/20§	600,000	579,000

		1,037,008

Total Industrials		37,133,031

Information Technology (1.7%)
Communications Equipment (0.2%)
Blue Coat Systems, Inc
7.500%, 1/17/18	1,200,000	1,194,000
Cisco Systems, Inc.
5.500%, 2/22/16	400,000	462,511
4.950%, 2/15/19	500,000	590,666
Harris Corp.
6.375%, 6/15/19	100,000	118,296
Motorola Solutions, Inc.
6.000%, 11/15/17	100,000	113,645

		2,479,118

Computers & Peripherals (0.2%)
Dell, Inc.
1.400%, 9/10/13	250,000	251,399
2.300%, 9/10/15	200,000	205,939
Hewlett-Packard Co.
4.750%, 6/2/14	$400,000	$422,094
2.350%, 3/15/15	300,000	302,822
5.500%, 3/1/18	200,000	226,043
3.750%, 12/1/20	250,000	248,297
4.375%, 9/15/21	300,000	310,786
Oberthur Technologies
6.250%, 3/30/19	925,000	893,781

		2,861,161

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.375%, 11/1/15	150,000	153,243
Avnet, Inc.
6.000%, 9/1/15	100,000	109,300
5.875%, 6/15/20	100,000	109,774
Kemet Corp.
10.500%, 5/1/18	770,000	793,100

		1,165,417

Internet Software & Services (0.1%)
eBay, Inc.
0.875%, 10/15/13	100,000	100,565
3.250%, 10/15/20	100,000	105,119
Google, Inc.
1.250%, 5/19/14	100,000	101,218
2.125%, 5/19/16	100,000	104,097
3.625%, 5/19/21	100,000	109,872
Interactive Network, Inc./FriendFinder Networks, Inc.
14.000%, 9/30/13	969,612	765,993

		1,286,864

IT Services (0.5%)
Compucom Systems, Inc.
12.500%, 10/1/15§	1,250,000	1,296,875
Computer Sciences Corp.
6.500%, 3/15/18	210,000	226,244
EVERTEC LLC/EVERTEC Finance Corp.
11.000%, 10/1/18§	975,000	1,018,875
Fiserv, Inc.
3.125%, 10/1/15	200,000	206,712
6.800%, 11/20/17	100,000	119,652
HP Enterprise Services LLC
6.000%, 8/1/13	450,000	471,161
International Business Machines Corp.
1.000%, 8/5/13	500,000	502,963
1.250%, 5/12/14	200,000	201,907
5.700%, 9/14/17	800,000	960,178
SAIC, Inc.
4.450%, 12/1/20	100,000	107,093
Western Union Co.
5.930%, 10/1/16	250,000	288,548

		5,400,208

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14	250,000	279,566
6.350%, 5/15/18	250,000	292,097
5.625%, 12/15/19	100,000	112,486

		684,149

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
3.000%, 4/15/16		$100,000	$107,093
Intel Corp.
1.950%, 10/1/16		100,000	103,546
3.300%, 10/1/21		254,000	270,486
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	51,394
National Semiconductor Corp.
3.950%, 4/15/15		100,000	108,435
Texas Instruments, Inc.
1.375%, 5/15/14		100,000	101,169
2.375%, 5/16/16		100,000	104,984

			847,107

Software (0.5%)
Adobe Systems, Inc.
3.250%, 2/1/15		150,000	157,206
Aspect Software, Inc.
10.625%, 5/15/17		650,000	686,563
BMC Software, Inc.
4.250%, 2/15/22		25,000	24,981
CA, Inc.
6.125%, 12/1/14		200,000	218,195
Lawson Software, Inc.
10.000%, 4/1/19§	EUR	1,125,000	1,459,280
Microsoft Corp.
2.950%, 6/1/14		$500,000	522,789
4.200%, 6/1/19		350,000	404,703
Misys plc
6.750%, 12/20/19		1,250,000	1,222,188
Oracle Corp.
5.250%, 1/15/16		450,000	512,183
5.750%, 4/15/18		550,000	668,575

			5,876,663

Total Information Technology			20,600,687

Materials (1.9%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	114,207
Airgas, Inc.
3.250%, 10/1/15		100,000	104,050
Cabot Corp.
5.000%, 10/1/16		100,000	111,148
Dow Chemical Co.
7.600%, 5/15/14		300,000	334,206
2.500%, 2/15/16		100,000	102,866
8.550%, 5/15/19		250,000	332,528
4.250%, 11/15/20		250,000	271,611
4.125%, 11/15/21		100,000	106,932
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13		200,000	209,131
3.250%, 1/15/15		200,000	212,355
5.250%, 12/15/16		100,000	117,445
6.000%, 7/15/18		250,000	310,692
3.625%, 1/15/21		200,000	218,638
Eastman Chemical Co.
5.500%, 11/15/19		100,000	112,892
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/1/18		850,000	867,000
Ineos U.S. Finance LLC
6.500%, 5/17/18		$500,000	$488,500
Momentive Performance Materials, Inc.
12.500%, 6/15/14		625,000	650,000
9.500%, 1/15/21	EUR	1,225,000	1,085,166
Monsanto Co.
5.125%, 4/15/18		$100,000	118,211
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		336,000	356,160
9.625%, 7/15/17§	EUR	676,875	907,980
Phibro Animal Health Corp.
9.250%, 7/1/18§		$750,000	733,125
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14		200,000	215,884
6.500%, 5/15/19		100,000	125,808
PPG Industries, Inc.
1.900%, 1/15/16		150,000	152,945
6.650%, 3/15/18		150,000	182,477
Praxair, Inc.
4.625%, 3/30/15		200,000	220,641
4.500%, 8/15/19		100,000	115,837
3.000%, 9/1/21		100,000	103,325
Reichhold Industries, Inc.
9.000%, 5/8/17 PIK§		1,434,829	1,047,425
RPM International, Inc.
6.125%, 10/15/19		100,000	114,341
Sherwin-Williams Co.
3.125%, 12/15/14		100,000	105,091
Valspar Corp.
7.250%, 6/15/19		100,000	120,985

			10,369,602

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19		150,000	179,548
Berry Plastics Corp.
9.750%, 1/15/21		625,000	679,687
Packaging Corp. of America
5.750%, 8/1/13		150,000	156,750

			1,015,985

Metals & Mining (0.8%)
Alcoa, Inc.
6.000%, 7/15/13		100,000	104,789
6.750%, 7/15/18		200,000	226,974
6.150%, 8/15/20		150,000	157,808
5.400%, 4/15/21		100,000	100,411
Allegheny Technologies, Inc.
9.375%, 6/1/19		100,000	128,148
Aperam
7.750%, 4/1/18§		700,000	575,750
ArcelorMittal S.A.
9.000%, 2/15/15		125,000	141,161
3.750%, 3/1/16		100,000	99,562
4.500%, 2/25/17		100,000	98,035
6.125%, 6/1/18		200,000	201,596
9.850%, 6/1/19		150,000	177,958
5.500%, 3/1/21		250,000	236,478
6.250%, 2/25/22		50,000	48,833
Barrick Gold Corp.
1.750%, 5/30/14		120,000	121,667
2.900%, 5/30/16		200,000	209,732
6.950%, 4/1/19		100,000	124,723

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Barrick North America Finance LLC
4.400%, 5/30/21	$200,000	$216,373
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	500,000	540,893
6.500%, 4/1/19	300,000	381,070
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	55,000	54,044
CSN Islands XI Corp.
6.875%, 9/21/19§	200,000	220,000
CSN Resources S.A.
6.500%, 7/21/20§	900,000	978,750
Essar Steel Algoma, Inc.
9.375%, 3/15/15§	475,000	458,375
FMG Resources Pty Ltd.
8.250%, 11/1/19§	900,000	958,500
6.875%, 4/1/22§	250,000	252,500
Nucor Corp.
5.750%, 12/1/17	100,000	120,100
5.850%, 6/1/18	100,000	121,609
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	400,000	442,500
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	200,000	228,198
9.000%, 5/1/19	350,000	478,676
4.125%, 5/20/21	250,000	275,050
Southern Copper Corp.
5.375%, 4/16/20	135,000	148,793
Teck Resources Ltd.
10.750%, 5/15/19	150,000	180,750
4.500%, 1/15/21	100,000	104,750
Thompson Creek Metals Co., Inc.
12.500%, 5/1/19	500,000	485,000
Vale Overseas Ltd.
6.250%, 1/11/16	300,000	337,194
4.625%, 9/15/20	200,000	208,750

		9,945,500

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	200,000	208,566
International Paper Co.
5.300%, 4/1/15	100,000	108,602
9.375%, 5/15/19	300,000	401,026

		718,194

Total Materials		22,049,281

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
5.100%, 9/15/14	200,000	217,307
2.500%, 8/15/15	500,000	517,813
5.625%, 6/15/16	200,000	231,529
1.700%, 6/1/17	500,000	500,579
5.500%, 2/1/18	300,000	356,693
4.450%, 5/15/21	500,000	572,351
BellSouth Corp.
5.200%, 9/15/14	300,000	326,198
British Telecommunications plc
5.950%, 1/15/18	200,000	233,521
CenturyLink, Inc.
6.450%, 6/15/21	200,000	209,678
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	$200,000	$209,023
4.875%, 7/8/14	150,000	159,294
6.750%, 8/20/18	150,000	181,157
France Telecom S.A.
4.375%, 7/8/14	200,000	210,462
2.750%, 9/14/16	100,000	101,448
5.375%, 7/8/19	200,000	227,686
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	625,000	609,375
Intelsat Jackson Holdings S.A.
11.250%, 6/15/16	352,000	366,960
7.250%, 10/15/20§	850,000	886,125
ITC Deltacom, Inc.
10.500%, 4/1/16	1,000,000	1,065,000
Level 3 Financing, Inc.
10.000%, 2/1/18	600,000	649,500
8.125%, 7/1/19	300,000	306,750
PAETEC Holding Corp.
9.875%, 12/1/18	1,200,000	1,344,000
Telecom Italia Capital S.A.
5.250%, 11/15/13	200,000	199,028
6.175%, 6/18/14	300,000	305,072
5.250%, 10/1/15	100,000	98,206
7.175%, 6/18/19	200,000	198,490
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	300,000	288,498
5.877%, 7/15/19	145,000	129,728
5.462%, 2/16/21	300,000	259,120
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	115,386
Verizon Communications, Inc.
5.550%, 2/15/16	600,000	688,193
5.500%, 2/15/18	300,000	356,806
8.750%, 11/1/18	2,200,000	3,011,801
6.350%, 4/1/19	400,000	499,574
4.600%, 4/1/21	300,000	347,424
Virgin Media Secured Finance plc
5.250%, 1/15/21	100,000	110,266
Zayo Escrow Corp.
10.125%, 7/1/20§(b)	1,150,000	1,221,875
Zayo Group LLC/Zayo Capital, Inc.
10.250%, 3/15/17	750,000	830,625

		18,142,541

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	100,000	106,439
2.375%, 9/8/16	300,000	307,629
5.000%, 3/30/20	1,000,000	1,131,840
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	500,000	535,654
8.500%, 11/15/18	200,000	273,009
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	231,187
6.800%, 8/15/18	150,000	185,620
Vodafone Group plc
5.000%, 12/16/13	200,000	211,563
4.150%, 6/10/14	300,000	317,798
5.625%, 2/27/17	200,000	233,290
5.450%, 6/10/19	200,000	239,166

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Term Loan
6.875%, 8/17/15	$1,107,527	$1,118,603

		4,891,798

Total Telecommunication Services		23,034,339

Utilities (2.3%)
Electric Utilities (1.2%)
Ameren Illinois Co.
6.250%, 4/1/18	150,000	180,083
Arizona Public Service Co.
5.800%, 6/30/14	100,000	108,782
Baltimore Gas & Electric Co.
6.125%, 7/1/13	100,000	104,839
Carolina Power & Light Co.
5.300%, 1/15/19	200,000	240,614
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	100,000	109,740
Commonwealth Edison Co.
1.625%, 1/15/14	100,000	100,734
4.000%, 8/1/20	160,000	176,710
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	120,055
Consumers Energy Co.
6.700%, 9/15/19	250,000	322,232
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	129,525
4.300%, 6/15/20	250,000	286,709
Duke Energy Corp.
3.350%, 4/1/15	100,000	105,835
5.050%, 9/15/19	150,000	175,690
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,500,000	2,620,098
Entergy Corp.
5.125%, 9/15/20	100,000	104,032
Entergy Texas, Inc.
7.125%, 2/1/19	100,000	122,721
Exelon Corp.
4.900%, 6/15/15	200,000	217,322
FirstEnergy Solutions Corp.
4.800%, 2/15/15	250,000	266,222
Florida Power Corp.
4.550%, 4/1/20	25,000	28,726
Georgia Power Co.
1.300%, 9/15/13	400,000	402,267
Hydro Quebec
2.000%, 6/30/16	350,000	361,580
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	128,194
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	114,445
6.375%, 3/1/18	100,000	117,782
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	2,037,800
LG&E and KU Energy LLC
2.125%, 11/15/15	100,000	99,747
3.750%, 11/15/20	150,000	151,505
MidAmerican Energy Co.
4.650%, 10/1/14	200,000	215,777
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	150,000	178,818
Nevada Power Co.
6.500%, 8/1/18	$200,000	$245,718
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	100,000	102,299
7.875%, 12/15/15	100,000	120,152
6.000%, 3/1/19	100,000	117,515
Northern States Power Co.
1.950%, 8/15/15	100,000	102,367
Ohio Power Co.
6.050%, 5/1/18	200,000	239,205
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	237,830
Pacific Gas & Electric Co.
6.250%, 12/1/13	250,000	268,610
3.500%, 10/1/20	250,000	267,245
Peco Energy Co.
5.000%, 10/1/14	100,000	108,919
5.350%, 3/1/18	100,000	119,040
Progress Energy, Inc.
5.625%, 1/15/16	100,000	113,623
7.050%, 3/15/19	100,000	127,411
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	160,219
Public Service Co. of Oklahoma
4.400%, 2/1/21	100,000	110,754
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	210,575
3.500%, 8/15/20	100,000	108,660
Sierra Pacific Power Co. Series M
6.000%, 5/15/16	100,000	115,757
Southern California Edison Co.
5.750%, 3/15/14	250,000	270,313
Southern Co.
4.150%, 5/15/14	145,000	153,702
Southwestern Electric Power Co. Series E
5.550%, 1/15/17	120,000	136,120
Tampa Electric Co.
6.100%, 5/15/18	100,000	121,471
TransAlta Corp.
4.750%, 1/15/15	100,000	104,304
Union Electric Co.
6.700%, 2/1/19	100,000	125,254
Virginia Electric & Power Co. Series A
5.400%, 1/15/16	100,000	113,814
Series B
5.000%, 6/30/19	165,000	195,967
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	170,437
2.950%, 9/15/21	100,000	104,066
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	58,483
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	114,680

		13,873,094

Gas Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	258,161

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Atmos Energy Corp.
8.500%, 3/15/19		$100,000	$133,441
Boardwalk Pipelines LP
5.750%, 9/15/19		200,000	218,033
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		100,000	110,149
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20§		675,000	698,625
NGPL PipeCo LLC
7.119%, 12/15/17§		350,000	350,000
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17		150,000	168,519
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17(b)		1,450,000	1,421,000
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17		100,000	119,584
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18		100,000	118,219

			3,595,731

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		100,000	110,152
Exelon Generation Co. LLC
5.350%, 1/15/14		100,000	105,709
6.200%, 10/1/17		100,000	114,235
NRG Energy, Inc.
7.625%, 1/15/18		500,000	513,750
PPL Energy Supply LLC
6.500%, 5/1/18		100,000	115,624
PSEG Power LLC
5.125%, 4/15/20		200,000	220,527
Tennessee Valley Authority
4.750%, 8/1/13		500,000	524,126
5.500%, 7/18/17		550,000	672,433
3.875%, 2/15/21		1,000,000	1,155,664

			3,532,220

Multi-Utilities (0.5%)
Ameren Corp.
8.875%, 5/15/14		100,000	111,418
CenterPoint Energy, Inc.
5.950%, 2/1/17		100,000	114,452
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19		100,000	127,041
Series 04-A
4.700%, 2/1/14		2,900,000	3,070,597
Series 08-A
5.850%, 4/1/18		300,000	365,224
Dominion Resources, Inc.
1.800%, 3/15/14		100,000	101,058
5.150%, 7/15/15		200,000	222,339
8.875%, 1/15/19		200,000	271,319
DTE Energy Co.
7.625%, 5/15/14		100,000	111,547
6.350%, 6/1/16		100,000	115,720
National Grid plc
6.300%, 8/1/16		100,000	115,133
NiSource Finance Corp.
6.400%, 3/15/18		100,000	117,172
5.450%, 9/15/20		100,000	112,656
NSTAR LLC
4.500%, 11/15/19		$150,000	$172,804
SCANA Corp.
6.250%, 4/1/20		100,000	115,493
Sempra Energy
6.500%, 6/1/16		60,000	71,202
6.150%, 6/15/18		100,000	121,664
Veolia Environnement S.A.
6.000%, 6/1/18		200,000	220,135

			5,656,974

Total Utilities			26,658,019

Total Corporate Bonds			419,415,175

Government Securities (58.9%)
Agency CMO (4.5%)
Federal National Mortgage Association
4.000%, 12/1/39		932,677	991,989
4.000%, 8/1/40		724,237	770,294
4.000%, 9/1/40		1,830,175	1,946,563
4.000%, 9/1/41		959,447	1,020,462
4.000%, 7/25/42 TBA		1,000,000	1,064,297
3.500%, 8/25/42 TBA		42,000,000	44,017,970
4.000%, 8/25/42 TBA		1,000,000	1,062,461
FHLMC Multifamily Structured Pass Through Certificates
4.879%, 5/19/17		1,200,000	1,248,000

			52,122,036

Foreign Governments (2.4%)
Canadian Government Bond
2.375%, 9/10/14		350,000	364,906
1.500%, 3/1/17	CAD	3,400,000	3,377,625
Development Bank of Japan
5.125%, 2/1/17		$200,000	233,794
Eksportfinans ASA
1.875%, 4/2/13		200,000	197,000
0.669%, 4/5/13(l)		100,000	96,895
1.600%, 3/20/14	JPY	1,000,000	11,657
3.000%, 11/17/14		$200,000	189,500
2.000%, 9/15/15		200,000	179,000
5.500%, 5/25/16		100,000	98,380
5.500%, 6/26/17		100,000	97,375
Export Development Canada
2.250%, 5/28/15		450,000	471,877
1.250%, 10/26/16		200,000	203,898
Export-Import Bank of Korea
8.125%, 1/21/14		800,000	873,600
4.125%, 9/9/15		150,000	158,295
4.000%, 1/29/21		600,000	620,748
Federative Republic of Brazil
8.000%, 1/15/18		366,667	426,250
5.875%, 1/15/19		300,000	363,000
8.875%, 10/14/19		100,000	141,000
4.875%, 1/22/21		250,000	288,125
Italy Buoni Poliennali Del Tesoro
4.000%, 2/1/37	EUR	100,000	97,469
Japan Finance Corp.
2.500%, 1/21/16		$500,000	524,017
2.250%, 7/13/16		500,000	520,586

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Japan Finance Organization for Municipalities
5.000%, 5/16/17	$300,000	$350,503
4.000%, 1/13/21	100,000	113,743
Korea Development Bank
8.000%, 1/23/14	250,000	272,400
3.250%, 3/9/16	500,000	514,351
Korea Finance Corp.
4.625%, 11/16/21	250,000	269,005
Province of British Columbia
2.850%, 6/15/15	400,000	425,006
Province of Manitoba
4.900%, 12/6/16	400,000	462,510
Province of Nova Scotia
5.125%, 1/26/17	250,000	292,420
Province of Ontario
3.500%, 7/15/13	500,000	515,081
4.100%, 6/16/14	500,000	532,818
2.950%, 2/5/15	250,000	263,543
1.875%, 9/15/15	650,000	668,644
4.950%, 11/28/16	550,000	636,013
4.000%, 10/7/19	600,000	682,123
2.450%, 6/29/22	200,000	198,460
Province of Quebec
4.875%, 5/5/14	340,000	366,231
4.600%, 5/26/15	150,000	165,895
4.625%, 5/14/18	200,000	233,795
3.500%, 7/29/20	200,000	221,759
Republic of Chile
3.875%, 8/5/20	200,000	222,000
Republic of Colombia
8.250%, 12/22/14	500,000	585,000
4.375%, 7/12/21	350,000	393,750
Republic of Italy
4.500%, 1/21/15	500,000	492,757
5.250%, 9/20/16	630,000	623,261
Republic of Korea
5.750%, 4/16/14	1,750,000	1,883,350
7.125%, 4/16/19	1,850,000	2,346,517
Republic of Panama
5.200%, 1/30/20	200,000	233,500
Republic of Peru
8.375%, 5/3/16	100,000	123,200
7.125%, 3/30/19	100,000	128,500
Republic of Poland
5.250%, 1/15/14	250,000	264,375
6.375%, 7/15/19	500,000	588,750
Republic of South Africa
6.875%, 5/27/19	250,000	308,437
5.500%, 3/9/20	250,000	287,500
State of Israel
5.125%, 3/1/14	120,000	127,050
5.500%, 11/9/16	100,000	114,125
5.125%, 3/26/19	200,000	227,500
Svensk Exportkredit AB
3.250%, 9/16/14	300,000	314,773
5.125%, 3/1/17	200,000	230,294
United Mexican States
5.875%, 2/17/14	500,000	535,000
6.625%, 3/3/15	250,000	282,500
5.625%, 1/15/17	500,000	581,750
8.125%, 12/30/19	300,000	402,000

		28,015,186

Municipal Bonds (2.1%)
City of New York, New York
6.246%, 6/1/35	$1,200,000	$1,375,500
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30	1,500,000	1,780,935
Metro Wastewater Reclamation District
4.718%, 4/1/19	1,000,000	1,188,970
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,457,650
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	1,000,000	1,148,270
Northern California Power Agency
7.311%, 6/1/40	1,000,000	1,182,940
Port Authority of New York & New Jersey
5.647%, 11/1/40	700,000	848,463
San Diego County Regional Airport Authority
6.628%, 7/1/40	500,000	549,115
State of California
3.950%, 11/1/15	400,000	430,152
State of Illinois
4.071%, 1/1/14	100,000	103,194
4.421%, 1/1/15	100,000	105,127
5.665%, 3/1/18	500,000	554,770
State of Illinois Toll Highway Authority
5.293%, 1/1/24	3,000,000	3,263,220
Texas State Transportation Commission
5.028%, 4/1/26	1,800,000	2,154,330
University of California Medical Center
5.435%, 5/15/23	4,700,000	5,483,161
University of Texas
6.276%, 8/15/41	2,900,000	3,391,927

		25,017,724

Supranational (1.8%)
African Development Bank
3.000%, 5/27/14	500,000	523,025
2.500%, 3/15/16	150,000	159,285
Asian Development Bank
3.625%, 9/5/13	500,000	518,349
2.750%, 5/21/14	500,000	520,569
4.250%, 10/20/14	250,000	270,802
2.500%, 3/15/16	250,000	265,287
5.500%, 6/27/16	250,000	295,398
1.875%, 10/23/18	250,000	259,337
Corp. Andina de Fomento
3.750%, 1/15/16	250,000	259,870
8.125%, 6/4/19	250,000	315,158
Council of Europe Development Bank
2.625%, 2/16/16	400,000	419,397
European Bank for Reconstruction & Development
1.625%, 9/3/15	250,000	257,034
1.375%, 10/20/16	250,000	255,110
European Investment Bank
4.250%, 7/15/13	1,390,000	1,441,181
3.000%, 4/8/14	1,000,000	1,039,468
3.125%, 6/4/14	750,000	783,821
1.125%, 8/15/14	1,000,000	1,007,074
2.875%, 1/15/15	500,000	525,291
2.750%, 3/23/15	500,000	525,068
4.875%, 2/16/16	1,100,000	1,245,622
2.125%, 7/15/16	1,000,000	1,034,260
4.875%, 1/17/17	550,000	633,687

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 9/15/20	$500,000	$520,642
4.000%, 2/16/21	200,000	224,449
Inter-American Development Bank
3.000%, 4/22/14	750,000	782,948
5.125%, 9/13/16	280,000	329,577
1.375%, 10/18/16	250,000	255,750
4.250%, 9/10/18	500,000	591,151
3.875%, 2/14/20	500,000	586,651
International Bank for Reconstruction & Development
3.500%, 10/8/13	800,000	831,333
1.125%, 8/25/14	500,000	506,637
2.375%, 5/26/15	500,000	525,611
2.125%, 3/15/16	1,000,000	1,049,556
0.875%, 4/17/17	500,000	497,299
International Finance Corp.
3.000%, 4/22/14	500,000	522,426
2.250%, 4/11/16	500,000	527,394
2.125%, 11/17/17	250,000	263,843
Nordic Investment Bank
5.000%, 2/1/17	250,000	295,975

		20,865,335

U.S. Government Agencies (5.7%)
Federal Farm Credit Bank
1.125%, 2/27/14	1,650,000	1,669,189
1.500%, 11/16/15	1,000,000	1,026,069
4.875%, 1/17/17	700,000	823,281
Federal Home Loan Bank
5.125%, 8/14/13	1,200,000	1,265,168
4.000%, 9/6/13	1,400,000	1,460,968
3.625%, 10/18/13	1,900,000	1,981,374
0.550%, 10/25/13	400,000	400,546
0.375%, 11/27/13	250,000	250,089
5.250%, 6/18/14	800,000	875,907
5.500%, 8/13/14	850,000	938,012
1.630%, 8/20/15	400,000	413,543
5.375%, 5/18/16	1,000,000	1,178,162
4.750%, 12/16/16	1,250,000	1,466,754
1.000%, 6/21/17	400,000	401,008
5.000%, 11/17/17	1,250,000	1,509,699
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,150,000	1,325,251
Federal Home Loan Mortgage Corp.
4.500%, 7/15/13	1,000,000	1,044,055
0.500%, 10/18/13	1,000,000	1,001,131
4.875%, 11/15/13	1,000,000	1,062,224
0.375%, 11/27/13	2,000,000	2,000,714
0.550%, 12/27/13	500,000	500,976
2.500%, 1/7/14	1,690,000	1,744,496
0.550%, 1/9/14	300,000	300,600
4.500%, 1/15/14	500,000	531,890
1.375%, 2/25/14	1,900,000	1,931,750
2.500%, 4/23/14	500,000	518,943
5.000%, 7/15/14	680,000	742,943
1.200%, 7/25/14	200,000	200,155
3.000%, 7/28/14	350,000	368,425
1.100%, 8/8/14	300,000	300,308
1.000%, 12/5/14	200,000	200,661
0.875%, 12/19/14	500,000	501,459
1.000%, 12/19/14	400,000	401,408
0.850%, 1/9/15	200,000	200,602
0.800%, 1/13/15	100,000	100,623
4.500%, 1/15/15	$1,000,000	$1,100,279
2.875%, 2/9/15	1,500,000	1,593,697
0.550%, 2/27/15	500,000	500,857
1.500%, 7/13/15	200,000	200,084
1.050%, 9/28/15	200,000	200,313
4.750%, 11/17/15	1,000,000	1,134,949
0.850%, 2/24/16	500,000	502,361
5.125%, 10/18/16	1,000,000	1,179,919
1.600%, 11/2/16	400,000	401,745
1.625%, 11/14/16	400,000	401,925
2.250%, 1/23/17	200,000	205,273
2.000%, 2/1/17	200,000	200,313
2.000%, 2/27/17	500,000	501,497
5.000%, 4/18/17	300,000	356,775
1.000%, 6/29/17	500,000	500,526
5.500%, 8/23/17	450,000	551,087
2.000%, 7/30/19	100,000	101,293
2.375%, 1/13/22	1,000,000	1,028,956
Federal National Mortgage Association
4.375%, 7/17/13	1,650,000	1,721,452
1.000%, 9/23/13	2,050,000	2,067,219
1.125%, 10/8/13	100,000	101,051
1.000%, 10/15/13	100,000	100,908
4.625%, 10/15/13	1,460,000	1,541,168
0.600%, 10/25/13	1,000,000	1,001,521
0.625%, 12/6/13	500,000	501,027
0.750%, 12/18/13	2,000,000	2,008,392
1.350%, 2/24/14	150,000	152,421
2.500%, 5/15/14	2,500,000	2,600,914
3.000%, 9/16/14	1,000,000	1,055,863
0.750%, 11/21/14	400,000	400,825
0.900%, 12/5/14	500,000	501,436
1.000%, 1/26/15	500,000	501,171
0.550%, 2/27/15	300,000	300,514
0.625%, 2/27/15	1,000,000	999,986
0.500%, 7/2/15	1,000,000	997,686
2.375%, 7/28/15	1,200,000	1,263,345
1.875%, 9/9/15	250,000	260,454
0.750%, 9/14/15	200,000	199,936
1.875%, 10/15/15	100,000	103,838
5.000%, 3/15/16	1,150,000	1,330,504
1.750%, 11/14/16	400,000	402,188
5.000%, 2/13/17	1,000,000	1,186,294
1.250%, 2/27/17	100,000	100,390
1.250%, 3/6/17	200,000	200,826
1.200%, 3/8/17	100,000	100,325
5.000%, 5/11/17	1,390,000	1,657,334
5.375%, 6/12/17	1,450,000	1,759,677
1.750%, 1/30/19	200,000	201,692

		66,620,589

U.S. Treasuries (42.4%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,037,809
9.250%, 2/15/16	3,000,000	3,933,939
7.500%, 11/15/16	2,500,000	3,233,775
9.125%, 5/15/18	840,000	1,235,930
8.875%, 2/15/19	500,000	752,725
8.125%, 8/15/19	1,980,000	2,937,361
8.750%, 8/15/20	2,880,000	4,541,794
2.000%, 1/15/26 TIPS	300,000	443,914
2.375%, 1/15/27 TIPS	200,000	306,314

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 1/15/28 TIPS	$600,000	$824,881
2.500%, 1/15/29 TIPS	500,000	742,859
U.S. Treasury Notes
3.375%, 7/31/13	2,520,000	2,604,381
0.750%, 8/15/13	7,200,000	7,238,531
3.125%, 8/31/13	3,000,000	3,099,246
0.750%, 9/15/13	5,000,000	5,028,320
0.125%, 9/30/13	1,900,000	1,896,341
3.125%, 9/30/13	3,250,000	3,364,766
0.500%, 10/15/13	5,250,000	5,264,356
2.750%, 10/31/13	2,520,000	2,601,989
0.500%, 11/15/13	5,000,000	5,014,199
4.250%, 11/15/13	4,100,000	4,321,096
2.000%, 11/30/13	5,050,000	5,171,298
0.750%, 12/15/13	3,000,000	3,019,336
1.500%, 12/31/13	4,940,000	5,027,589
1.750%, 1/31/14	3,090,000	3,159,887
4.000%, 2/15/14	2,000,000	2,118,672
0.250%, 2/28/14	4,300,000	4,295,633
1.875%, 2/28/14	3,500,000	3,589,824
0.250%, 3/31/14	3,000,000	2,996,484
1.750%, 3/31/14	5,000,000	5,123,438
0.250%, 4/30/14	4,000,000	3,995,156
1.875%, 4/30/14	8,000,000	8,225,000
1.000%, 5/15/14	3,000,000	3,037,031
4.750%, 5/15/14	5,000,000	5,411,719
0.250%, 5/31/14	10,000,000	9,987,500
0.250%, 6/30/14	4,000,000	3,995,000
2.625%, 6/30/14	5,000,000	5,228,828
0.500%, 8/15/14	2,500,000	2,508,359
4.250%, 8/15/14	1,500,000	1,623,434
2.375%, 8/31/14	9,200,000	9,600,775
2.375%, 9/30/14	8,000,000	8,365,187
0.500%, 10/15/14	4,000,000	4,014,125
4.250%, 11/15/14	2,700,000	2,946,755
2.625%, 12/31/14	8,500,000	8,976,133
2.250%, 1/31/15	5,500,000	5,763,097
4.000%, 2/15/15	2,410,000	2,635,711
0.375%, 4/15/15	5,500,000	5,495,961
2.500%, 4/30/15	9,000,000	9,526,570
4.125%, 5/15/15	2,000,000	2,210,219
0.375%, 6/15/15	3,000,000	2,997,422
1.875%, 6/30/15	8,550,000	8,914,710
4.250%, 8/15/15	2,790,000	3,116,975
1.250%, 9/30/15	6,450,000	6,609,134
1.250%, 10/31/15	5,000,000	5,124,414
1.375%, 11/30/15	8,150,000	8,389,852
4.500%, 2/15/16	2,000,000	2,284,563
2.625%, 2/29/16	4,000,000	4,304,688
2.375%, 3/31/16	3,000,000	3,202,734
5.125%, 5/15/16	3,350,000	3,932,377
3.250%, 6/30/16	3,000,000	3,314,766
3.125%, 10/31/16	5,400,000	5,969,953
0.875%, 12/31/16	4,000,000	4,035,781
3.250%, 12/31/16	2,350,000	2,617,313
3.125%, 1/31/17	2,200,000	2,440,831
4.625%, 2/15/17	4,450,000	5,242,656
0.875%, 2/28/17	3,500,000	3,530,242
3.000%, 2/28/17	4,300,000	4,752,542
1.000%, 3/31/17	4,090,000	4,146,301
3.250%, 3/31/17	2,400,000	2,682,600
3.125%, 4/30/17	$4,100,000	$4,565,126
4.500%, 5/15/17	2,000,000	2,359,359
2.750%, 5/31/17	3,000,000	3,291,023
2.375%, 7/31/17	3,000,000	3,239,461
4.750%, 8/15/17	2,600,000	3,118,964
1.875%, 8/31/17	3,500,000	3,692,418
1.875%, 9/30/17	3,200,000	3,375,750
1.875%, 10/31/17	5,000,000	5,275,000
2.250%, 11/30/17	1,150,000	1,236,268
2.625%, 1/31/18	2,500,000	2,739,805
3.500%, 2/15/18	3,250,000	3,718,432
2.625%, 4/30/18	3,000,000	3,292,148
2.375%, 5/31/18	3,000,000	3,250,406
2.250%, 7/31/18	5,000,000	5,382,500
4.000%, 8/15/18	1,300,000	1,538,306
1.500%, 8/31/18	4,000,000	4,127,156
1.375%, 9/30/18	5,500,000	5,630,840
3.750%, 11/15/18	5,110,000	5,985,487
1.375%, 12/31/18	5,000,000	5,111,562
2.750%, 2/15/19	5,600,000	6,214,906
1.500%, 3/31/19	10,100,000	10,383,826
1.250%, 4/30/19	2,000,000	2,022,156
3.125%, 5/15/19	5,650,000	6,421,666
1.000%, 6/30/19	5,000,000	4,960,547
3.625%, 8/15/19	2,000,000	2,345,813
3.625%, 2/15/20	6,000,000	7,058,156
3.500%, 5/15/20	4,000,000	4,673,688
1.250%, 7/15/20	600,000	734,599
2.625%, 8/15/20	7,850,000	8,639,538
2.625%, 11/15/20	6,000,000	6,594,844
1.125%, 1/15/21	600,000	725,608
3.625%, 2/15/21	5,000,000	5,903,125
3.125%, 5/15/21	7,000,000	7,969,226
0.625%, 7/15/21	1,000,000	1,136,749
2.125%, 8/15/21	6,000,000	6,306,094
2.000%, 11/15/21	4,700,000	4,872,835
0.125%, 1/15/22#	9,900,000	10,644,032
2.000%, 2/15/22	33,650,000	34,778,328
1.750%, 5/15/22	2,000,000	2,016,250

		495,415,098

Total Government Securities		688,055,968

Time Deposit (0.5%)
Financials (0.5%)
Certificates of Deposit (0.5%)
Banco do Brasil S.A.
0.756%, 2/14/14	5,600,000	5,593,834

Total Financials		5,593,834

Total Time Deposits		5,593,834

Total Long-Term Debt Securities (98.0%)
(Cost $1,098,297,896)		1,144,810,539

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.2%)
Consumer Finance (0.2%)
Ally Financial, Inc.
7.300%	52,000	$1,230,320
7.350%*	26,000	620,620

Total Preferred Stocks (0.2%)
(Cost $1,770,600)		1,850,940

COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Network Communications, Inc. (ADR)*†(b)	310,800	15,540

Total Consumer Discretionary		15,540

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.*†	1,166	32,217

Total Energy		32,217

Total Common Stocks (0.0%) (Cost $15,540)		47,757

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17*†	1,803	—

Total Energy		—

Industrials (0.1%)
Marine (0.1%)
Horizon Lines, Inc., expiring 9/27/36*†(b)	14,763,285	1,110,199

Total Industrials		1,110,199

Total Warrants (0.1%) (Cost $1,447,432)		1,110,199

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (4.2%)
U.S. Treasury Bills
0.05%, 8/9/12#(p)	$143,000	$142,992
0.08%, 9/13/12(p)	1,200,000	1,199,800
0.09%, 9/27/12(p)	1,100,000	1,099,761
0.11%, 10/25/12#(p)	47,000	46,984
0.17%, 2/7/13(p)	500,000	499,496
0.17%, 3/7/13(p)	2,100,000	2,097,578
0.18%, 4/4/13(p)	300,000	299,586
0.19%, 5/2/13(p)	5,300,000	5,291,388
0.19%, 5/30/13(p)	38,953,000	38,882,978

Total Short-Term Investments (Cost $49,569,570)		49,560,563

Total Investments (102.5%) (Cost $1,151,101,038)		1,197,379,998
Other Assets Less Liabilities (-2.5%)		(29,700,669)

Net Assets (100%)		$1,167,679,329

*	Non-income producing.
†	Securities (totaling $6,804,966 or 0.6% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2012, the market value of these securities amounted to $89,206,965 or 7.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $243,734.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2012.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2012, the market value of these securities amounted to $5,060,036 or 0.4% of net assets.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
JPY	— Japanese Yen
PIK	— Payment-in Kind Security
TBA	— Security is subject to delayed delivery.
TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	154	September-12	$19,850,661	$19,774,526	$(76,135)

At June 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/9/12	Royal Bank of Canada	179	$182,545	$179,615	$2,930
European Union Euro vs. U.S. Dollar, expiring 11/13/12	JPMorgan Chase Bank	325	411,896	421,987	(10,091)
European Union Euro vs. U.S. Dollar, expiring 12/5/12	JPMorgan Chase Bank	175	221,857	219,402	2,455
Korean Won vs. U.S. Dollar, expiring 7/12/12	Barclays Bank plc	28,605	24,959	24,758	201
Korean Won vs. U.S. Dollar, expiring 7/12/12	Citibank N.A.	4,512,068	3,936,915	3,997,048	(60,133)
Mexican Peso vs. U.S. Dollar, expiring 8/15/12	JPMorgan Chase Bank	118	8,817	9,037	(220)
Singapore Dollar vs. U.S. Dollar, expiring 8/3/12	Citibank N.A.	6,287	4,962,968	5,029,264	(66,296)

					$(131,154)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/9/12	Bank of America	5,606	$5,603,197	$5,717,020	$(113,823)
British Pound vs. U.S. Dollar, expiring 9/12/12	Barclays Bank plc	1,575	2,451,747	2,466,207	(14,460)
Canadian Dollar vs. U.S. Dollar, expiring 9/20/12	Barclays Bank plc	5,465	5,316,665	5,358,176	(41,511)
Chinese Renminbi vs. U.S. Dollar, expiring 2/1/13	JPMorgan Chase Bank	91	14,263	14,231	32
European Union Euro vs. U.S. Dollar, expiring 9/14/12	Citibank N.A.	8,814	10,996,699	11,162,123	(165,424)
European Union Euro vs. U.S. Dollar, expiring 9/14/12	JPMorgan Chase Bank	79	99,529	100,046	(517)
European Union Euro vs. U.S. Dollar, expiring 10/4/12	JPMorgan Chase Bank	2,950	3,875,031	3,736,725	138,306
European Union Euro vs. U.S. Dollar, expiring 10/4/12	JPMorgan Chase Bank	1,150	1,533,605	1,456,689	76,916
European Union Euro vs. U.S. Dollar, expiring 11/13/12	JPMorgan Chase Bank	975	1,264,977	1,235,689	29,288
European Union Euro vs. U.S. Dollar, expiring 12/5/12	JPMorgan Chase Bank	1,025	1,275,232	1,299,445	(24,213)
Japanese Yen vs. U.S. Dollar, expiring 9/10/12	Citibank N.A.	191,507	2,453,366	2,398,137	55,229
Korean Won vs. U.S. Dollar, expiring 7/12/12	Barclays Bank plc	2,847,195	2,418,000	2,484,263	(66,263)
Korean Won vs. U.S. Dollar, expiring 7/12/12	Goldman Sachs & Co.	1,693,478	1,491,000	1,477,610	13,390
Korean Won vs. U.S. Dollar, expiring 9/28/12	Barclays Bank plc	28,605	24,635	24,832	(197)
Singapore Dollar vs. U.S. Dollar, expiring 8/3/12	Citibank N.A.	6,339	4,964,000	5,003,741	(39,741)
Taiwan Dollar vs. U.S. Dollar, expiring 11/30/12	Barclays Bank plc	198	6,732	6,653	79

					$(152,909)

					$(284,063)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Options Written:

Options written through the period ended June 30, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2012	—	$—
Options Written	34	47,498
Options Terminated in Closing Purchase Transactions	(34)	(47,498)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - June 30, 2012	—	$—

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$1,719,665	$3,819,435	$5,539,100
Non-Agency CMO	—	25,681,056	—	25,681,056
Common Stocks
Consumer Discretionary	—	—	15,540	15,540
Energy	—	—	32,217	32,217
Convertible Bonds
Energy	—	525,406	—	525,406
Corporate Bonds
Consumer Discretionary	—	29,452,306	797,535	30,249,841
Consumer Staples	—	30,157,093	—	30,157,093
Energy	—	34,004,913	—	34,004,913
Financials	—	156,364,145	—	156,364,145
Health Care	—	39,163,826	—	39,163,826
Industrials	—	36,102,991	1,030,040	37,133,031
Information Technology	—	20,600,687	—	20,600,687
Materials	—	22,049,281	—	22,049,281
Telecommunication Services	—	23,034,339	—	23,034,339
Utilities	—	26,658,019	—	26,658,019
Forward Currency Contracts	—	318,826	—	318,826
Government Securities
Agency CMO	—	52,122,036	—	52,122,036
Foreign Governments	—	28,015,186	—	28,015,186
Municipal Bonds	—	25,017,724	—	25,017,724
Supranational	—	20,865,335	—	20,865,335
U.S. Government Agencies	—	66,620,589	—	66,620,589
U.S. Treasuries	—	495,415,098	—	495,415,098

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Preferred Stocks
Financials	$1,850,940	$—	$—	$1,850,940
Short-Term Investments	—	49,560,563	—	49,560,563
Time Deposits
Financials	—	5,593,834	—	5,593,834
Warrants
Energy	—	—	—	—
Industrials	—	—	1,110,199	1,110,199

Total Assets	$1,850,940	$1,189,042,918	$6,804,966	$1,197,698,824

Liabilities:
Forward Currency Contracts	$—	$(602,889)	$—	$(602,889)
Futures	(76,135)	—	—	(76,135)

Total Liabilities	$(76,135)	$(602,889)	$—	$(679,024)

Total	$1,774,805	$1,188,440,029	$6,804,966	$1,197,019,800

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Bonds-Asset Backed Securities	Investments in Corporate Bonds- Consumer Discretionary	Investments in Corporate Bonds- Industrials	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Energy†	Investments in Warrants- Energy††	Investments in Warrants- Industrials

Balance as of 12/31/11	$3,580,007	$1,427,357	$2,289,376	$15,540	$—	$—	$49,569
Total gains or losses (realized/unrealized) included in earnings	239,428	(717,502)	211,105	—	32,217	—	(269,998)
Purchases	—	87,680	—	—	—	—	1,330,631
Sales	—	—	(1,470,441)	—	—	—	(3)
Issuances	—	—	—	—	—	—	—
Settlements	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—

Balance as of 6/30/12	$3,819,435	$797,535	$1,030,040	$15,540	$32,217	$—	$1,110,199

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$239,428	$(717,502)	$(43,560)	$—	$32,217	$—	$(270,001)

†	Security received through corporate action with $0 cost.
††	Security represents level 3 investments with $0 Cost and Market Value.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	318,826
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$318,826

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(602,889)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(76,135	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(679,024)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$47,594	$1,214,512	$—	$—	$1,262,106
Foreign exchange contracts	—	—	1,838,284	—	1,838,284
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$47,594	$1,214,512	$1,838,284	$—	$3,100,390

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(565,395)	$—	$—	$(565,395)
Foreign exchange contracts	—	—	(1,269,077)	—	(1,269,077)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(565,395)	$(1,269,077)	$—	$(1,834,472)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $73,132,000 and futures contracts and option contracts with an average notional balance of approximately $23,371,000 and $60,000, respectively, during the six months ended June 30, 2012.

^	This Portfolio held forward foreign currency contracts, futures and options for hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$952,288,309
Long-term U.S. Treasury securities	384,031,911

$1,336,320,220

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,433,418,073
Long-term U.S. Treasury securities	570,838,588

$2,004,256,661

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,768,735
Aggregate gross unrealized depreciation	(8,722,749)

Net unrealized appreciation	$46,045,986

Federal income tax cost of investments	$1,151,334,012

The Portfolio has a net capital loss carryforward of $545,947,121 of which $38,579,495 expires in the year 2016 and $507,367,626 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $1,151,101,038)	$1,197,379,998
Cash	14,443,772
Cash held as collateral at broker	211,015
Foreign cash (Cost $224,528)	227,167
Receivable for forward commitments	45,030,000
Receivable for securities sold	11,243,986
Dividends, interest and other receivables	10,152,095
Receivable from Separate Accounts for Trust shares sold	384,351
Unrealized appreciation on forward foreign currency contracts	318,826
Other assets	10,334

Total assets	1,279,401,544

LIABILITIES
Payable for forward commitments	90,768,594
Payable for securities purchased	17,852,384
Payable for return of cash collateral on forward commitments	763,966
Payable to Separate Accounts for Trust shares redeemed	606,329
Unrealized depreciation on forward foreign currency contracts	602,889
Investment management fees payable	513,484
Administrative fees payable	159,945
Distribution fees payable - Class B	148,435
Due to broker for futures variation margin	100,972
Distribution fees payable - Class A	43,802
Trustees’ fees payable	24,802
Payable for return of cash collateral on forward contracts	19,365
Accrued expenses	117,248

Total liabilities	111,722,215

NET ASSETS	$1,167,679,329

Net assets were comprised of:
Paid in capital	$1,631,597,058
Accumulated undistributed net investment income (loss)	13,301,172
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(523,136,462)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	45,917,561

Net assets	$1,167,679,329

Class A
Net asset value, offering and redemption price per share, $213,866,437 / 52,819,336 shares outstanding (unlimited amount authorized: $0.001 par value)	$4.05

Class B
Net asset value, offering and redemption price per share, $723,692,115 / 179,567,485 shares outstanding (unlimited amount authorized: $0.001 par value)	$4.03

Class K
Net asset value, offering and redemption price per share, $230,120,777 / 56,759,372 shares outstanding (unlimited amount authorized: $0.001 par value)	$4.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$20,680,953
Dividends	23,725

Total income	20,704,678

EXPENSES
Investment management fees	3,237,868
Administrative fees	924,746
Distribution fees - Class B	893,717
Distribution fees - Class A	269,593
Custodian fees	87,632
Printing and mailing expenses	65,210
Professional fees	35,941
Trustees’ fees	15,863
Interest expense	5,121
Miscellaneous	81,189

Total expenses	5,616,880

NET INVESTMENT INCOME (LOSS)	15,087,798

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	21,781,245
Futures	1,214,512
Foreign currency transactions	2,039,402
Options written	47,594
Securities sold short	(354,531)

Net realized gain (loss)	24,728,222

Change in unrealized appreciation (depreciation) on:
Securities	1,289,455
Futures	(565,395)
Foreign currency translations	(1,246,870)

Net change in unrealized appreciation (depreciation)	(522,810)

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,205,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,293,210

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,087,798	$63,633,870
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	24,728,222	57,005,571
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(522,810)	3,063,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,293,210	123,703,156

DIVIDENDS:
Dividends from net investment income
Class A	—	(9,518,985)
Class B	—	(27,241,196)
Class K†	—	(31,462,559)

TOTAL DIVIDENDS	—	(68,222,740)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,332,642 and 54,866,202 shares, respectively ]	9,321,535	217,514,732
Capital shares issued in reinvestment of dividends [ 0 and 2,424,161 shares, respectively ]	—	9,518,985
Capital shares repurchased [ (4,883,422) and (447,765,861) shares, respectively ]	(19,541,660)	(1,811,465,807	)(z)

Total Class A transactions	(10,220,125)	(1,584,432,090)

Class B
Capital shares sold [ 13,871,213 and 28,787,494 shares, respectively ]	55,044,029	114,006,482
Capital shares issued in reinvestment of dividends [ 0 and 6,982,648 shares, respectively ]	—	27,241,196
Capital shares repurchased [ (15,293,732) and (40,047,128) shares, respectively ]	(60,803,939)	(158,853,959)

Total Class B transactions	(5,759,910)	(17,606,281)

Class K†
Capital shares sold [ 9,073,295 and 384,241,513 shares, respectively ]	36,126,338	1,557,950,637	(z)
Capital shares issued in reinvestment of dividends [ 0 and 8,030,348 shares, respectively ]	—	31,462,559
Capital shares repurchased [ (148,688,098) and (195,897,686) shares, respectively ]	(586,643,190)	(796,189,401)

Total Class K transactions	(550,516,852)	793,223,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(566,496,887)	(808,814,576)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(527,203,677)	(753,334,160)
NET ASSETS:
Beginning of period	1,694,883,006	2,448,217,166

End of period (a)	$1,167,679,329	$1,694,883,006

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,301,172	$(1,786,626)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Multi-Sector Bond Portfolio exchanged approximately 376,426,249 Class A shares for approximately 376,426,249 Class K shares. This exchange amounted to approximately $1,526,251,253.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$3.92	$3.88	$3.74	$3.56	$5.34	$5.61

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.13 (e)	0.18 (e)	0.44 (e)	0.45 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.08	0.10	0.12	0.18	(1.72)	(0.27)

Total from investment operations	0.13	0.21	0.25	0.36	(1.28)	0.18

Less distributions:
Dividends from net investment income	—	(0.17)	(0.11)	(0.18)	(0.50)	(0.45)

Net asset value, end of period	$4.05	$3.92	$3.88	$3.74	$3.56	$5.34

Total return (b)	3.32%	5.35%	6.79%	10.09%	(23.39)%	3.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$213,866	$217,288	$1,731,954	$911,802	$682,451	$887,961
Ratio of expenses to average net assets (a)	0.98%	0.69%	0.70%	0.74%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets (a)	2.43%	2.67%	3.20%	4.72%	8.81%	7.78%
Portfolio turnover rate	106%	186%	261%	371%	155%	108%

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class B		2011	2010		2009		2008	2007
Net asset value, beginning of period	$3.91	$3.87	$3.72		$3.55		$5.32	$5.58

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.12	(e)	0.17	(e)	0.42 (e)	0.43 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.07	0.10	0.13		0.17		(1.70)	(0.25)

Total from investment operations	0.12	0.20	0.25		0.34		(1.28)	0.18

Less distributions:
Dividends from net investment income	—	(0.16)	(0.10)		(0.17)		(0.49)	(0.44)

Net asset value, end of period	$4.03	$3.91	$3.87		$3.72		$3.55	$5.32

Total return (b)	3.07%	5.08%	6.82%		9.53%		(23.55)%	3.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$723,692	$706,955	$716,263		$670,375		$623,307	$1,034,629
Ratio of expenses to average net assets (a)	0.98%	0.94%	0.95	%(c)	0.99	%(c)	1.01%	1.01%
Ratio of net investment income (loss) to average net assets (a)	2.43%	2.48%	2.99%		4.62%		8.46%	7.53%
Portfolio turnover rate	106%	186%	261%		371%		155%	108%

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$3.92	$4.05

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.08	—

Total from investment operations	0.13	0.04

Less distributions:
Dividends from net investment income	—	(0.17)

Net asset value, end of period	$4.05	$3.92

Total return (b)	3.32%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$230,121	$770,640
Ratio of expenses to average net assets (a)	0.73%	0.69%
Ratio of net investment income (loss) to average net assets (a)	2.70%	2.90%
Portfolio turnover rate	106%	186%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	19.2%
Health Care	16.8
Industrials	16.3
Consumer Discretionary	12.5
Financials	4.1
Energy	3.6
Materials	3.0
Consumer Staples	3.0
Utilities	1.4
Telecommunication Services	0.6
Cash and Other	19.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,079.90	$6.74
Hypothetical (5% average return before expenses)	1,000.00	1,018.39	6.54
Class B
Actual	1,000.00	1,079.30	6.73
Hypothetical (5% average return before expenses)	1,000.00	1,018.39	6.54
Class K
Actual	1,000.00	1,081.20	5.45
Hypothetical (5% average return before expenses)	1,000.00	1,019.63	5.29

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (0.7%)
Amerigon, Inc.*	222,415	$2,555,548
Cooper Tire & Rubber Co.	13,683	240,000
Dana Holding Corp.	3,877	49,664
Dorman Products, Inc.*	6,197	155,483
Drew Industries, Inc.*	2,301	64,083
Fuel Systems Solutions, Inc.*	787	13,135
Tenneco, Inc.*	15,378	412,438
Tower International, Inc.*	1,303	13,682

		3,504,033

Automobiles (0.0%)
Winnebago Industries, Inc.*	2,116	21,562

Distributors (0.1%)
Core-Mark Holding Co., Inc.	492	23,685
Pool Corp.	12,064	488,109
Weyco Group, Inc.	149	3,454

		515,248

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	4,513	144,416
Bridgepoint Education, Inc.*	4,393	95,767
Capella Education Co.*	3,410	118,532
Coinstar, Inc.*	7,928	544,337
Collectors Universe	1,341	19,686
Grand Canyon Education, Inc.*	10,112	211,745
Hillenbrand, Inc.	13,969	256,750
K12, Inc.*	6,758	157,461
Mac-Gray Corp.	428	6,031
Matthews International Corp., Class A	3,394	110,271
National American University Holdings, Inc.	1,245	5,354
Sotheby’s, Inc.	6,031	201,194
Steiner Leisure Ltd.*	3,862	179,235
Strayer Education, Inc.	3,009	328,041
Universal Technical Institute, Inc.	3,604	48,690

		2,427,510

Hotels, Restaurants & Leisure (3.4%)
AFC Enterprises, Inc.*	6,168	142,727
Ameristar Casinos, Inc.	7,299	129,703
Benihana, Inc.	856	13,790
Biglari Holdings, Inc.*	30	11,592
BJ’s Restaurants, Inc.*	6,214	236,132
Bob Evans Farms, Inc.	1,009	40,562
Boyd Gaming Corp.*	1,050	7,560
Bravo Brio Restaurant Group, Inc.*	4,886	87,117
Buffalo Wild Wings, Inc.*	4,703	407,468
Caesars Entertainment Corp.*	8,345	95,133
Caribou Coffee Co., Inc.*	5,342	68,965
Carrols Restaurant Group, Inc.*	2,633	15,640
CEC Entertainment, Inc.	4,640	168,757
Cheesecake Factory, Inc.*	13,655	436,414
Churchill Downs, Inc.	1,083	63,670
Country Style Cooking Restaurant Chain Co., Ltd. (ADR)*	21,806	150,461
Cracker Barrel Old Country Store, Inc.	4,882	306,590
Denny’s Corp.*	19,094	$84,777
DineEquity, Inc.*	3,875	172,980
Domino’s Pizza, Inc.	14,668	453,388
Dunkin’ Brands Group, Inc.	54,704	1,878,535
Einstein Noah Restaurant Group, Inc.	1,296	22,758
Fiesta Restaurant Group, Inc.*	123,240	1,630,465
Gaylord Entertainment Co.*	5,276	203,443
Ignite Restaurant Group, Inc.*	69,681	1,261,923
Interval Leisure Group, Inc.	9,825	186,773
Jack in the Box, Inc.*	9,045	252,175
Jamba, Inc.*	17,777	34,843
Life Time Fitness, Inc.*	10,052	467,518
Morgans Hotel Group Co.*	2,681	12,601
MTR Gaming Group, Inc.*	5,712	27,132
Multimedia Games Holding Co., Inc.*	6,924	96,936
Nathan’s Famous, Inc.*	667	19,676
P.F. Chang’s China Bistro, Inc.	5,398	277,835
Papa John’s International, Inc.*	4,547	216,301
Peet’s Coffee & Tea, Inc.*	37,052	2,224,602
Pinnacle Entertainment, Inc.*	923	8,879
Premier Exhibitions, Inc.*	6,460	17,442
Red Robin Gourmet Burgers, Inc.*	1,668	50,891
Ruth’s Hospitality Group, Inc.*	8,902	58,753
Scientific Games Corp., Class A*	1,907	16,305
Shuffle Master, Inc.*	63,375	874,575
Six Flags Entertainment Corp.	10,053	544,672
Sonic Corp.*	12,401	124,258
Texas Roadhouse, Inc.	15,814	291,452
Town Sports International Holdings, Inc.*	5,855	77,813
Vail Resorts, Inc.	65,957	3,303,127

		17,275,109

Household Durables (0.5%)
American Greetings Corp., Class A	627	9,167
Blyth, Inc.	2,628	90,824
Brookfield Incorporacoes S.A.	330,088	552,201
Cavco Industries, Inc.*	1,568	80,407
Ethan Allen Interiors, Inc.	5,309	105,808
iRobot Corp.*	49,532	1,097,134
La-Z-Boy, Inc.*	3,862	47,464
Libbey, Inc.*	5,243	80,585
Meritage Homes Corp.*	1,739	59,021
Ryland Group, Inc.	6,387	163,379
Skullcandy, Inc.*	4,088	57,845
Zagg, Inc.*	6,447	70,337

		2,414,172

Internet & Catalog Retail (1.2%)
Blue Nile, Inc.*	68,568	2,037,155
CafePress, Inc.*	1,159	17,246
Geeknet, Inc.*	1,098	21,762
HSN, Inc.	9,611	387,804
MakeMyTrip Ltd.*	94,533	1,553,177
Nutrisystem, Inc.	7,200	83,232
Ocado Group plc*	620,314	756,482
Orbitz Worldwide, Inc.*	5,799	21,166
Overstock.com, Inc.*	3,006	20,772

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Peixe Urbano, Inc. (ADR)*†(b)	10,195	$242,641
PetMed Express, Inc.	5,070	61,651
Shutterfly, Inc.*	35,507	1,089,710
U.S. Auto Parts Network, Inc.*	3,803	15,897
Vitacost.com, Inc.*	5,563	32,822

		6,341,517

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	3,200	116,992
Brunswick Corp.	22,626	502,750
LeapFrog Enterprises, Inc.*	12,775	131,071
Marine Products Corp.	1,697	10,318
Smith & Wesson Holding Corp.*	16,421	136,458
Sturm Ruger & Co., Inc.	4,852	194,808

		1,092,397

Media (1.8%)
Arbitron, Inc.	6,682	233,870
Belo Corp., Class A	8,759	56,408
Carmike Cinemas, Inc.*	1,432	20,979
Crown Media Holdings, Inc., Class A*	1,466	2,565
Digital Domain Media Group, Inc.*	2,714	16,990
Global Sources Ltd.*	742	4,897
Knology, Inc.*	7,902	155,432
Lamar Advertising Co., Class A*	53,732	1,536,735
Legendary Pictures, Inc. (ADR)*†(b)	577	524,355
Lions Gate Entertainment Corp.*	224,782	3,313,287
MDC Partners, Inc., Class A	2,481	28,135
Morningstar, Inc.	35,192	2,035,505
National CineMedia, Inc.	4,785	72,588
Nexstar Broadcasting Group, Inc., Class A*	535	3,606
Outdoor Channel Holdings, Inc.	1,103	8,063
Pandora Media, Inc.*	76,356	829,990
ReachLocal, Inc.*	2,541	27,951
Rentrak Corp.*	1,430	29,530
Sinclair Broadcast Group, Inc., Class A	937	8,489
Valassis Communications, Inc.*	6,654	144,724
Value Line, Inc.	392	4,661
World Wrestling Entertainment, Inc., Class A	6,185	48,367

		9,107,127

Multiline Retail (0.0%)
Gordmans Stores, Inc.*	2,141	35,326

Specialty Retail (2.9%)
Aeropostale, Inc.*	20,580	366,941
American Eagle Outfitters, Inc.	150,400	2,967,392
America’s Car-Mart, Inc.*	15,013	583,255
ANN, Inc.*	12,358	315,005
Asbury Automotive Group, Inc.*	6,249	148,039
Barnes & Noble, Inc.*	608	10,008
bebe stores, Inc.	896	5,260
Body Central Corp.*	4,087	36,783
Buckle, Inc.	7,026	278,019
Cabela’s, Inc.*	10,709	404,907
Cato Corp., Class A	6,973	212,398
Children’s Place Retail Stores, Inc.*	2,320	115,606
Citi Trends, Inc.*	52,861	$816,174
Collective Brands, Inc.*	15,422	330,339
Conn’s, Inc.*	323	4,780
Cost Plus, Inc.*	4,780	105,160
Destination Maternity Corp.	1,495	32,292
Express, Inc.*	22,647	411,496
Finish Line, Inc., Class A	4,875	101,936
Francesca’s Holdings Corp.*	28,635	773,431
Genesco, Inc.*	6,196	372,689
hhgregg, Inc.*	287	3,246
Hibbett Sports, Inc.*	18,315	1,056,959
Hot Topic, Inc.	10,667	103,363
Jos. A. Bank Clothiers, Inc.*	6,547	277,986
Lumber Liquidators Holdings, Inc.*	53,424	1,805,197
Mattress Firm Holding Corp.*	2,783	84,353
Men’s Wearhouse, Inc.	2,694	75,809
Monro Muffler Brake, Inc.	7,832	260,336
New York & Co., Inc.*	4,250	14,790
Penske Automotive Group, Inc.	2,775	58,941
Pier 1 Imports, Inc.	24,603	404,227
rue21, Inc.*	3,914	98,789
Select Comfort Corp.*	14,359	300,390
Systemax, Inc.*	222	2,624
Talbots, Inc.*	10,004	25,210
Teavana Holdings, Inc.*	2,215	29,969
Tilly’s, Inc., Class A*	24,870	399,164
Vitamin Shoppe, Inc.*	7,456	409,558
Winmark Corp.	563	32,964
Zumiez, Inc.*	33,912	1,342,915

		15,178,700

Textiles, Apparel & Luxury Goods (1.1%)
Cherokee, Inc.	1,790	24,935
Crocs, Inc.*	22,795	368,139
Fifth & Pacific Cos., Inc.*	1,564	16,782
G-III Apparel Group Ltd.*	534	12,650
Kenneth Cole Productions, Inc., Class A*	926	13,936
Maidenform Brands, Inc.*	4,264	84,939
Movado Group, Inc.	323	8,081
Oxford Industries, Inc.	3,554	158,864
Perry Ellis International, Inc.*	154,411	3,204,028
R.G. Barry Corp.	2,003	27,221
Steven Madden Ltd.*	9,942	315,659
True Religion Apparel, Inc.	6,532	189,297
Tumi Holdings, Inc.*	5,468	95,690
Vera Bradley, Inc.*	5,126	108,056
Warnaco Group, Inc.*	9,120	388,330
Wolverine World Wide, Inc.	12,334	478,313

		5,494,920

Total Consumer Discretionary		63,407,621

Consumer Staples (3.0%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	17,266	2,089,186
Coca-Cola Bottling Co. Consolidated	1,163	74,758
Craft Brew Alliance, Inc.*	1,285	10,511
National Beverage Corp.*	2,768	41,354

		2,215,809

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.4%)
Arden Group, Inc., Class A	177	$15,436
Casey’s General Stores, Inc.	9,649	569,195
Chefs’ Warehouse, Inc.*	2,785	50,269
Harris Teeter Supermarkets, Inc.	1,554	63,699
Pantry, Inc.*	413	6,071
Pricesmart, Inc.	4,609	311,154
Rite Aid Corp.*	14,491	20,287
Roundy’s, Inc.	5,063	51,693
SUPERVALU, Inc.	40,752	211,095
Susser Holdings Corp.*	1,202	44,678
United Natural Foods, Inc.*	12,368	678,509

		2,022,086

Food Products (1.0%)
Alico, Inc.	378	11,544
Annie’s, Inc.*	53,019	2,219,375
B&G Foods, Inc.	12,254	325,956
Calavo Growers, Inc.	3,020	77,252
Cal-Maine Foods, Inc.	3,147	123,048
Darling International, Inc.*	9,069	149,548
Hain Celestial Group, Inc.*	9,331	513,578
Inventure Foods, Inc.*	3,290	20,727
J&J Snack Foods Corp.	3,753	221,802
Lancaster Colony Corp.	4,675	332,907
Lifeway Foods, Inc.	1,112	11,531
Limoneira Co.	2,195	35,603
Pilgrim’s Pride Corp.*	12,318	88,074
Post Holdings, Inc.*	4,927	151,505
Sanderson Farms, Inc.	5,821	266,718
Snyders-Lance, Inc.	9,933	250,610
Tootsie Roll Industries, Inc.	5,598	133,568
TreeHouse Foods, Inc.*	6,137	382,274
Westway Group, Inc.*	575	3,444

		5,319,064

Household Products (0.1%)
Central Garden & Pet Co., Class A*	1,438	15,660
Orchids Paper Products Co.	689	12,181
Spectrum Brands Holdings, Inc.*	4,858	158,225
WD-40 Co.	4,059	202,179

		388,245

Personal Products (1.0%)
Elizabeth Arden, Inc.*	5,443	211,243
Female Health Co.	4,721	27,712
Inter Parfums, Inc.	2,982	51,499
Medifast, Inc.*	3,498	68,841
Nature’s Sunshine Products, Inc.	1,758	26,546
Prestige Brands Holdings, Inc.*	285,605	4,515,415
Schiff Nutrition International, Inc.*	3,381	60,689
Synutra International, Inc.*	4,399	23,754
USANA Health Sciences, Inc.*	1,514	62,256

		5,047,955

Tobacco (0.1%)
Star Scientific, Inc.*	36,899	168,259
Vector Group Ltd.	10,072	171,426

		339,685

Total Consumer Staples		15,332,844

Energy (3.6%)
Energy Equipment & Services (0.6%)
C&J Energy Services, Inc.*	3,462	$64,047
Dril-Quip, Inc.*	10,176	667,444
Forum Energy Technologies, Inc.*	5,612	110,500
Global Geophysical Services, Inc.*	118,041	722,411
Gulfmark Offshore, Inc., Class A*	1,470	50,039
Heckmann Corp.*	2,399	8,108
ION Geophysical Corp.*	33,535	220,995
Lufkin Industries, Inc.	8,509	462,209
Matrix Service Co.*	1,408	15,981
Mitcham Industries, Inc.*	2,042	34,653
OYO Geospace Corp.*	1,613	145,154
PHI, Inc. (Non-Voting)*	254	7,064
Pioneer Drilling Co.*	3,270	26,062
RigNet, Inc.*	24,307	422,699
TGC Industries, Inc.*	3,679	35,723
Willbros Group, Inc.*	2,415	15,601

		3,008,690

Oil, Gas & Consumable Fuels (3.0%)
Abraxas Petroleum Corp.*	1,217,474	3,883,742
Alon USA Energy, Inc.	2,199	18,604
Apco Oil and Gas International, Inc.	2,285	41,244
Approach Resources, Inc.*	7,324	187,055
ATP Oil & Gas Corp.*	983	3,323
Berry Petroleum Co., Class A	13,268	526,209
Bonanza Creek Energy, Inc.*	398	6,619
BPZ Resources, Inc.*	7,982	20,194
Carrizo Oil & Gas, Inc.*	8,653	203,432
Ceres, Inc.*	1,501	13,584
Clayton Williams Energy, Inc.*	145	7,015
Clean Energy Fuels Corp.*	16,731	259,331
Contango Oil & Gas Co.*	2,968	175,706
CREDO Petroleum Corp.*	1,109	16,047
Crosstex Energy, Inc.	9,461	132,454
CVR Energy, Inc.*	2,860	76,019
Endeavour International Corp.*	8,960	75,264
Energy XXI Bermuda Ltd.	14,552	455,332
Evolution Petroleum Corp.*	3,995	33,318
FX Energy, Inc.*	13,581	80,807
GasLog Ltd.*	38,283	388,572
GeoResources, Inc.*	5,358	196,156
Gevo, Inc.*	4,802	23,866
Goodrich Petroleum Corp.*	6,478	89,785
Gulfport Energy Corp.*	4,748	97,951
Halcon Resources Corp.*	65,884	621,945
Harvest Natural Resources, Inc.*	663	5,669
Isramco, Inc.*	266	29,260
KiOR, Inc., Class A*	6,678	59,768
Kodiak Oil & Gas Corp.*	66,748	548,001
Magnum Hunter Resources Corp.*	792,754	3,313,712
Matador Resources Co.*	2,964	31,833
Midstates Petroleum Co., Inc.*	2,781	27,004
Northern Oil and Gas, Inc.*	16,088	256,443
Oasis Petroleum, Inc.*	72,596	1,755,371
Panhandle Oil and Gas, Inc., Class A	1,739	52,413

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Renewable Energy Group, Inc.*	452	$3,358
Rentech, Inc.*	38,833	79,996
REX American Resources Corp.*	185	3,611
Rosetta Resources, Inc.*	13,400	490,976
Sanchez Energy Corp.*	2,934	61,027
Saratoga Resources, Inc.*	4,569	26,866
Solazyme, Inc.*	8,284	115,148
Targa Resources Corp.	7,339	313,375
Uranerz Energy Corp.*	16,403	23,784
Uranium Energy Corp.*	10,174	23,299
VAALCO Energy, Inc.*	14,638	126,326
Venoco, Inc.*	7,442	74,494
W&T Offshore, Inc.	647	9,899
Warren Resources, Inc.*	3,019	7,246
Western Refining, Inc.	8,586	191,210
ZaZa Energy Corp.*	2,889	13,058

		15,276,721

Total Energy		18,285,411

Financials (4.1%)
Capital Markets (1.4%)
BGC Partners, Inc., Class A	24,911	146,228
CETIP S.A.	57,946	723,856
Cohen & Steers, Inc.	4,674	161,300
Diamond Hill Investment Group, Inc.	700	54,803
Duff & Phelps Corp., Class A	2,198	31,871
Epoch Holding Corp.	4,034	91,894
Evercore Partners, Inc., Class A	675	15,788
Financial Engines, Inc.*	111,094	2,382,966
GAMCO Investors, Inc., Class A	1,629	72,311
Greenhill & Co., Inc.	54,227	1,933,193
HFF, Inc., Class A*	6,980	97,301
ICG Group, Inc.*	684	6,327
Ladenburg Thalmann Financial Services, Inc.*	26,994	41,571
Main Street Capital Corp.	485	11,737
Pzena Investment Management, Inc., Class A	1,525	6,756
Stifel Financial Corp.*	6,671	206,134
Virtus Investment Partners, Inc.*	812	65,772
Westwood Holdings Group, Inc.	1,680	62,597
WisdomTree Investments, Inc.*	137,041	900,359

		7,012,764

Commercial Banks (0.6%)
Arrow Financial Corp.	139	3,360
Bank of the Ozarks, Inc.	5,405	162,582
Bridge Capital Holdings*	667	10,772
Eagle Bancorp, Inc.*	232	3,654
Encore Bancshares, Inc.*	258	5,323
FNB United Corp.*	1,885	24,486
Home BancShares, Inc./Arkansas	36,100	1,103,938
Investors Bancorp, Inc.*	1,931	29,139
Pacific Capital Bancorp*	77	3,521
Penns Woods Bancorp, Inc.	90	3,583
Texas Capital Bancshares, Inc.*	8,382	338,549
Westamerica Bancorp	3,900	184,041
Western Alliance Bancorp*	116,929	1,094,455

		2,967,403

Consumer Finance (0.3%)
Cash America International, Inc.	3,094	$136,260
Credit Acceptance Corp.*	1,990	168,016
DFC Global Corp.*	8,740	161,078
EZCORP, Inc., Class A*	8,363	196,196
First Cash Financial Services, Inc.*	7,249	291,192
Green Dot Corp., Class A*	6,072	134,313
Netspend Holdings, Inc.*	7,853	72,169
Regional Management Corp.*	1,213	19,954
World Acceptance Corp.*	2,789	183,516

		1,362,694

Diversified Financial Services (0.1%)
FX Alliance, Inc.*	1,504	23,628
MarketAxess Holdings, Inc.	9,241	246,180
MicroFinancial, Inc.	769	6,229
PICO Holdings, Inc.*	19,143	428,995

		705,032

Insurance (0.5%)
American Safety Insurance Holdings Ltd.*	262	4,913
Amtrust Financial Services, Inc.	983	29,205
Donegal Group, Inc., Class A	248	3,293
eHealth, Inc.*	4,950	79,744
First American Financial Corp.	2,518	42,705
Flagstone Reinsurance Holdings S.A.	1,168	9,356
Greenlight Capital Reinsurance Ltd., Class A*	96,358	2,449,420
Hallmark Financial Services*	357	2,785
Homeowners Choice, Inc.	398	7,005
Meadowbrook Insurance Group, Inc.	1,039	9,133
Montpelier Reinsurance Holdings Ltd.	1,691	36,001
Navigators Group, Inc.*	1,098	54,955
State Auto Financial Corp.	651	9,147
Tower Group, Inc.	4,790	99,967
Universal Insurance Holdings, Inc.	965	3,291

		2,840,920

Real Estate Investment Trusts (REITs) (1.0%)
Acadia Realty Trust (REIT)	11,229	260,288
Alexander’s, Inc. (REIT)	538	231,937
Apollo Residential Mortgage, Inc. (REIT)	625	12,050
Associated Estates Realty Corp. (REIT)	4,830	72,209
Coresite Realty Corp. (REIT)	2,591	66,900
DuPont Fabros Technology, Inc. (REIT)	7,369	210,459
EastGroup Properties, Inc. (REIT)	6,826	363,826
FelCor Lodging Trust, Inc. (REIT)*	18,859	88,637
Glimcher Realty Trust (REIT)	31,952	326,550
Gyrodyne Co. of America, Inc. (REIT)*	291	33,264

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Highwoods Properties, Inc. (REIT)	13,640	$458,986
Inland Real Estate Corp. (REIT)	8,991	75,345
LTC Properties, Inc. (REIT)	1,791	64,978
Monmouth Real Estate Investment Corp. (REIT), Class A	4,731	55,447
National Health Investors, Inc. (REIT)	6,258	318,657
Omega Healthcare Investors, Inc. (REIT)	26,929	605,903
Potlatch Corp. (REIT)	6,526	208,440
PS Business Parks, Inc. (REIT)	3,913	264,988
Saul Centers, Inc. (REIT)	1,974	84,625
Sovran Self Storage, Inc. (REIT)	6,748	338,007
Strategic Hotels & Resorts, Inc. (REIT)*	38,966	251,720
Sun Communities, Inc. (REIT)	6,763	299,195
UMH Properties, Inc. (REIT)	730	7,833
Universal Health Realty Income Trust (REIT)	1,571	65,244
Urstadt Biddle Properties, Inc. (REIT), Class A	4,417	87,324
Washington Real Estate Investment Trust (REIT)	5,452	155,109

		5,007,921

Real Estate Management & Development (0.1%)
Tejon Ranch Co.*	3,302	94,503
Zillow, Inc., Class A*	17,366	670,849

		765,352

Thrifts & Mortgage Finance (0.1%)
Beneficial Mutual Bancorp, Inc.*	1,036	8,941
BofI Holding, Inc.*	169	3,339
Clifton Savings Bancorp, Inc.	235	2,446
First Federal Bancshares of Arkansas, Inc.*	460	3,726
First PacTrust Bancorp, Inc.	22,600	268,036
Heritage Financial Group, Inc.	272	3,501
Meridian Interstate Bancorp, Inc.*	258	3,591
Nationstar Mortgage Holdings, Inc.*	4,851	104,393
Ocwen Financial Corp.*	1,629	30,593
Oritani Financial Corp.	4,012	57,733
Tree.com, Inc.*	928	10,616

		496,915

Total Financials		21,159,001

Health Care (16.8%)
Biotechnology (3.3%)
Abcam plc	175,887	1,149,899
Achillion Pharmaceuticals, Inc.*	13,470	83,514
Acorda Therapeutics, Inc.*	10,147	239,063
Aegerion Pharmaceuticals, Inc.*	5,447	80,833
Affymax, Inc.*	80,625	1,038,450
Agenus, Inc.*	3,509	18,387
Alkermes plc*	30,987	525,849
Allos Therapeutics, Inc.*	23,088	41,327
Alnylam Pharmaceuticals, Inc.*	11,731	136,901
AMAG Pharmaceuticals, Inc.*	4,290	66,066
Amarin Corp. plc (ADR)*	43,853	$634,114
Amicus Therapeutics, Inc.*	7,644	42,042
Anacor Pharmaceuticals, Inc.*	3,648	23,675
Arena Pharmaceuticals, Inc.*	44,191	441,026
ArQule, Inc.*	14,761	87,533
Array BioPharma, Inc.*	22,563	78,294
AVEO Pharmaceuticals, Inc.*	9,085	110,474
BioCryst Pharmaceuticals, Inc.*	12,443	49,523
Biospecifics Technologies Corp.*	1,241	23,306
Biotime, Inc.*	7,684	35,346
Celldex Therapeutics, Inc.*	14,867	77,160
Cepheid, Inc.*	16,613	743,432
ChemoCentryx, Inc.*	1,358	20,370
Clovis Oncology, Inc.*	3,456	74,926
Coronado Biosciences, Inc.*	3,424	17,291
Cubist Pharmaceuticals, Inc.*	16,030	607,697
Curis, Inc.*	15,420	83,268
Cytori Therapeutics, Inc.*	10,927	29,503
Dendreon Corp.*	38,997	288,578
Discovery Laboratories, Inc.*	10,992	25,501
DUSA Pharmaceuticals, Inc.*	5,468	28,543
Dyax Corp.*	25,009	53,269
Dynavax Technologies Corp.*	291,013	1,257,176
Emergent Biosolutions, Inc.*	1,342	20,331
Exact Sciences Corp.*	14,453	154,936
Exelixis, Inc.*	37,867	209,404
Genomic Health, Inc.*	37,363	1,247,924
GTx, Inc.*	5,795	20,456
Halozyme Therapeutics, Inc.*	22,714	201,246
Horizon Pharma, Inc.*	2,915	20,784
Idenix Pharmaceuticals, Inc.*	16,723	172,247
ImmunoCellular Therapeutics Ltd.*	10,056	37,710
Immunogen, Inc.*	15,237	255,677
Immunomedics, Inc.*	16,861	60,194
Infinity Pharmaceuticals, Inc.*	5,021	68,085
InterMune, Inc.*	9,261	110,669
Ironwood Pharmaceuticals, Inc.*	121,047	1,668,028
Isis Pharmaceuticals, Inc.*	25,362	304,344
Keryx Biopharmaceuticals, Inc.*	19,015	34,227
Lexicon Pharmaceuticals, Inc.*	21,555	48,499
Ligand Pharmaceuticals, Inc., Class B*	4,421	74,892
MannKind Corp.*	28,594	65,480
Merrimack Pharmaceuticals, Inc.*	3,823	27,831
Momenta Pharmaceuticals, Inc.*	4,583	61,962
Neurocrine Biosciences, Inc.*	16,780	132,730
NewLink Genetics Corp.*	3,204	47,996
Novavax, Inc.*	29,309	45,722
NPS Pharmaceuticals, Inc.*	14,532	125,121
OncoGenex Pharmaceutical, Inc.*	3,625	48,720
Oncothyreon, Inc.*	14,469	67,715
Opko Health, Inc.*	27,266	125,424
Orexigen Therapeutics, Inc.*	15,302	84,773
Osiris Therapeutics, Inc.*	4,292	47,083
PDL BioPharma, Inc.	30,535	202,447
Pharmacyclics, Inc.*	13,774	752,198
Progenics Pharmaceuticals, Inc.*	7,643	74,749
Raptor Pharmaceutical Corp.*	12,528	70,032
Repligen Corp.*	6,965	29,949
Rigel Pharmaceuticals, Inc.*	14,773	137,389

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares		Value (Note 1)
Sangamo BioSciences, Inc.*	13,585		$74,989
Seattle Genetics, Inc.*	24,025		609,995
SIGA Technologies, Inc.*	8,747		25,104
Spectrum Pharmaceuticals, Inc.*	15,067		234,443
Sunesis Pharmaceuticals, Inc.*	6,626		19,017
Synageva BioPharma Corp.*	2,319		94,059
Synergy Pharmaceuticals, Inc.*	10,375		49,281
Synta Pharmaceuticals Corp.*	9,397		51,402
Theravance, Inc.*	15,358		341,255
Threshold Pharmaceuticals, Inc.*	11,388		84,271
Trius Therapeutics, Inc.*	6,268		36,104
Vanda Pharmaceuticals, Inc.*	6,800		29,920
Verastem, Inc.*	1,580		16,116
Vical, Inc.*	17,451		62,824
XOMA Corp.*	15,196		45,588
ZIOPHARM Oncology, Inc.*	16,565		98,562

			16,942,240

Health Care Equipment & Supplies (2.8%)
Abaxis, Inc.*	5,494		203,278
ABIOMED, Inc.*	8,463		193,126
Accuray, Inc.*	18,050		123,462
Align Technology, Inc.*	18,189		608,604
Analogic Corp.	3,103		192,386
Anika Therapeutics, Inc.*	2,966		40,308
Antares Pharma, Inc.*	23,329		84,918
ArthroCare Corp.*	5,797		169,736
AtriCure, Inc.*	3,528		33,904
Atrion Corp.	395		80,967
Biolase, Inc.*	—	@	—
Cantel Medical Corp.	5,354		145,896
Cardiovascular Systems, Inc.*	4,246		41,568
Cerus Corp.*	12,516		41,553
Conceptus, Inc.*	85,491		1,694,432
Cyberonics, Inc.*	6,974		313,412
Cynosure, Inc., Class A*	1,218		25,761
DexCom, Inc.*	108,959		1,412,109
Endologix, Inc.*	101,118		1,561,262
EnteroMedics, Inc.*	6,388		22,039
Exactech, Inc.*	510		8,553
Haemonetics Corp.*	6,414		475,342
Hansen Medical, Inc.*	14,555		33,040
HeartWare International, Inc.*	3,578		317,726
ICU Medical, Inc.*	2,873		153,361
Insulet Corp.*	61,640		1,317,247
Integra LifeSciences Holdings Corp.*	2,829		105,182
IRIS International, Inc.*	4,016		45,381
MAKO Surgical Corp.*	9,155		234,460
Masimo Corp.*	12,646		283,017
Meridian Bioscience, Inc.	10,444		213,684
Merit Medical Systems, Inc.*	638		8,811
Natus Medical, Inc.*	4,564		53,034
Navidea Biopharmaceuticals, Inc.*	24,797		92,245
Neogen Corp.*	5,966		275,629
NuVasive, Inc.*	2,709		68,700
NxStage Medical, Inc.*	12,460		208,830
OraSure Technologies, Inc.*	95,013		1,067,946
Orthofix International N.V.*	3,798		156,667
PhotoMedex, Inc.*	2,794		33,947
Quidel Corp.*	7,111		$111,500
Rochester Medical Corp.*	2,323		24,995
Rockwell Medical Technologies, Inc.*	5,024		46,773
RTI Biologics, Inc.*	878		3,301
Spectranetics Corp.*	8,727		99,662
STAAR Surgical Co.*	74,797		581,173
STERIS Corp.	10,802		338,859
SurModics, Inc.*	868		15,016
Symmetry Medical, Inc.*	2,871		24,633
Tornier N.V.*	2,674		59,951
Unilife Corp.*	18,770		63,443
Utah Medical Products, Inc.	817		27,394
Vascular Solutions, Inc.*	4,086		51,320
Volcano Corp.*	13,492		386,546
West Pharmaceutical Services, Inc.	5,473		276,332
Young Innovations, Inc.	630		21,729
Zeltiq Aesthetics, Inc.*	38,634		216,350

			14,490,500

Health Care Providers & Services (4.1%)
Acadia Healthcare Co., Inc.*	150,269		2,635,718
Accretive Health, Inc.*	14,266		156,355
Air Methods Corp.*	46,412		4,559,979
AMN Healthcare Services, Inc.*	5,705		33,831
Amsurg Corp.*	2,606		78,128
Bio-Reference Labs, Inc.*	6,270		164,776
BioScrip, Inc.*	576,016		4,279,799
Capital Senior Living Corp.*	6,128		64,957
Centene Corp.*	13,028		392,924
Chemed Corp.	4,874		294,585
Corvel Corp.*	1,562		76,538
Emeritus Corp.*	7,825		131,695
Ensign Group, Inc.	2,744		77,573
ExamWorks Group, Inc.*	1,425		18,853
HealthSouth Corp.*	20,418		474,923
HMS Holdings Corp.*	111,592		3,717,129
IntegraMed America, Inc.*	1,280		17,728
IPC The Hospitalist Co., Inc.*	4,201		190,389
Landauer, Inc.	2,410		138,165
LCA-Vision, Inc.*	51,903		223,183
LHC Group, Inc.*	257		4,359
Magellan Health Services, Inc.*	349		15,820
Metropolitan Health Networks, Inc.*	11,152		106,725
MModal, Inc.*	9,951		129,164
Molina Healthcare, Inc.*	625		14,662
MWI Veterinary Supply, Inc.*	13,026		1,338,682
National Research Corp.	635		33,242
Owens & Minor, Inc.	13,756		421,346
PDI, Inc.*	418		3,444
Providence Service Corp.*	844		11,571
PSS World Medical, Inc.*	12,839		269,491
Skilled Healthcare Group, Inc., Class A*	4,508		28,310
Sunrise Senior Living, Inc.*	11,849		86,379
Team Health Holdings, Inc.*	7,186		173,111
U.S. Physical Therapy, Inc.	2,993		76,112
Vanguard Health Systems, Inc.*	6,930		61,608
WellCare Health Plans, Inc.*	5,271		279,363

			20,780,617

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (2.4%)
athenahealth, Inc.*	73,813	$5,843,775
Computer Programs & Systems, Inc.	2,829	161,875
Epocrates, Inc.*	4,410	35,368
Greenway Medical Technologies*	77,925	1,270,957
HealthStream, Inc.*	41,019	1,066,494
MedAssets, Inc.*	4,951	66,591
Medidata Solutions, Inc.*	5,636	184,128
Mediware Information Systems*	628	9,169
Merge Healthcare, Inc.*	676,101	1,933,649
Omnicell, Inc.*	1,023	14,977
Quality Systems, Inc.	10,032	275,980
Vocera Communications, Inc.*	47,095	1,261,675

		12,124,638

Life Sciences Tools & Services (1.2%)
BG Medicine, Inc.*	2,721	18,993
Cambrex Corp.*	3,874	36,454
eResearchTechnology, Inc.*	12,497	99,851
Fluidigm Corp.*	65,990	992,490
Furiex Pharmaceuticals, Inc.*	1,866	39,093
Harvard Bioscience, Inc.*	464	1,749
Luminex Corp.*	10,547	258,296
Medtox Scientific, Inc.*	1,867	50,334
PAREXEL International Corp.*	15,169	428,221
Sequenom, Inc.*	22,123	89,819
Techne Corp.	56,836	4,217,231

		6,232,531

Pharmaceuticals (3.0%)
Acura Pharmaceuticals, Inc.*	2,502	7,856
Akorn, Inc.*	112,649	1,776,475
Ampio Pharmaceuticals, Inc.*	5,844	29,688
Auxilium Pharmaceuticals, Inc.*	12,257	329,591
AVANIR Pharmaceuticals, Inc., Class A*	31,615	123,931
BioDelivery Sciences International, Inc.*	5,377	24,089
Cadence Pharmaceuticals, Inc.*	15,268	54,507
Cempra, Inc.*	911	8,527
Corcept Therapeutics, Inc.*	11,199	50,283
Cumberland Pharmaceuticals, Inc.*	1,639	10,588
Depomed, Inc.*	551,871	3,140,146
Endocyte, Inc.*	7,504	61,683
Hi-Tech Pharmacal Co., Inc.*	1,043	33,793
Impax Laboratories, Inc.*	203,752	4,130,053
Jazz Pharmaceuticals plc*	10,518	473,415
MAP Pharmaceuticals, Inc.*	6,311	94,539
Medicines Co.*	13,957	320,174
Medicis Pharmaceutical Corp., Class A	14,570	497,565
Nektar Therapeutics*	20,630	166,484
Obagi Medical Products, Inc.*	4,678	71,433
Omeros Corp.*	5,676	56,760
Optimer Pharmaceuticals, Inc.*	80,248	1,245,449
Pacira Pharmaceuticals, Inc.*	4,676	75,003
Pain Therapeutics, Inc.*	9,352	43,861
Par Pharmaceutical Cos., Inc.*	7,077	255,763
Pernix Therapeutics Holdings*	2,276	16,592
Pozen, Inc.*	6,812	42,507
Questcor Pharmaceuticals, Inc.*	13,615	$724,863
Repros Therapeutics, Inc.*	3,747	34,023
Sagent Pharmaceuticals, Inc.*	27,285	493,313
Santarus, Inc.*	13,844	98,154
Sciclone Pharmaceuticals, Inc.*	14,339	100,516
Sucampo Pharmaceuticals, Inc., Class A*	2,977	20,928
Transcept Pharmaceuticals, Inc.*	402	2,492
Ventrus Biosciences, Inc.*	3,167	13,523
Vivus, Inc.*	25,256	720,806
XenoPort, Inc.*	8,036	48,537
Zogenix, Inc.*	9,247	22,933

		15,420,843

Total Health Care		85,991,369

Industrials (16.3%)
Aerospace & Defense (0.4%)
Aerovironment, Inc.*	2,640	69,458
American Science & Engineering, Inc.	428	24,161
Astronics Corp.*	2,676	75,570
CPI Aerostructures, Inc.*	1,407	15,477
Cubic Corp.	2,158	103,757
DigitalGlobe, Inc.*	6,359	96,402
GenCorp, Inc.*	11,988	78,042
HEICO Corp.	13,341	527,236
Hexcel Corp.*	25,209	650,140
KEYW Holding Corp.*	1,972	19,799
LMI Aerospace, Inc.*	281	4,884
Moog, Inc., Class A*	1,288	53,259
National Presto Industries, Inc.	130	9,070
SIFCO Industries, Inc.	246	5,653
Sypris Solutions, Inc.	1,772	12,351
Taser International, Inc.*	13,904	72,857
Teledyne Technologies, Inc.*	3,234	199,376

		2,017,492

Air Freight & Logistics (2.1%)
Air Transport Services Group, Inc.*	831,842	4,325,578
Atlas Air Worldwide Holdings, Inc.*	88,163	3,835,972
Echo Global Logistics, Inc.*	44,676	851,524
Forward Air Corp.	7,388	238,411
Hub Group, Inc., Class A*	9,388	339,846
Pacer International, Inc.*	1,098	5,951
Park-Ohio Holdings Corp.*	2,157	41,048
XPO Logistics, Inc.*	78,006	1,310,501

		10,948,831

Airlines (0.3%)
Alaska Air Group, Inc.*	17,054	612,239
Allegiant Travel Co.*	3,788	263,948
Hawaiian Holdings, Inc.*	7,038	45,817
Republic Airways Holdings, Inc.*	6,737	37,390
SkyWest, Inc.	855	5,583
Spirit Airlines, Inc.*	10,532	204,953
U.S. Airways Group, Inc.*	41,118	548,103

		1,718,033

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.2%)
A.O. Smith Corp.	2,713	$132,639
AAON, Inc.	4,743	89,406
Ameresco, Inc., Class A*	3,899	46,515
American Woodmark Corp.*	405	6,925
Builders FirstSource, Inc.*	11,370	53,894
Insteel Industries, Inc.	201	2,241
Nortek, Inc.*	1,957	97,928
Patrick Industries, Inc.*	1,002	12,775
PGT, Inc.*	2,423	7,342
Simpson Manufacturing Co., Inc.	1,034	30,513
Trex Co., Inc.*	3,540	106,519
USG Corp.*	18,773	357,626

		944,323

Commercial Services & Supplies (2.3%)
A.T. Cross Co., Class A*	315,825	3,117,193
ACCO Brands Corp.*	13,137	135,837
Acorn Energy, Inc.	4,538	37,756
American Reprographics Co.*	1,358	6,831
Brink’s Co.	11,977	277,627
Casella Waste Systems, Inc., Class A*	466	2,726
CECO Environmental Corp.	1,502	11,866
Consolidated Graphics, Inc.*	88,700	2,576,735
Covanta Holding Corp.	105,617	1,811,332
Deluxe Corp.	8,702	217,028
Encore Capital Group, Inc.*	25,295	749,238
EnergySolutions, Inc.*	6,451	10,902
EnerNOC, Inc.*	2,399	17,369
Healthcare Services Group, Inc.	17,017	329,789
Heritage-Crystal Clean, Inc.*	1,933	31,605
Herman Miller, Inc.	14,757	273,300
HNI Corp.	10,915	281,061
InnerWorkings, Inc.*	8,053	108,957
Interface, Inc.	14,819	201,983
Intersections, Inc.	1,554	24,631
Knoll, Inc.	8,475	113,734
McGrath RentCorp.	3,231	85,621
Mine Safety Appliances Co.	6,989	281,237
Multi-Color Corp.	149	3,314
Portfolio Recovery Associates, Inc.*	4,331	395,247
Standard Parking Corp.*	3,923	84,423
Steelcase, Inc., Class A	2,860	25,826
Team, Inc.*	5,041	157,178
Tetra Tech, Inc.*	13,075	340,996
TMS International Corp., Class A*	1,633	16,281
TRC Cos., Inc.*	3,322	20,198
U.S. Ecology, Inc.	2,922	51,836
United Stationers, Inc.	603	16,251

		11,815,908

Construction & Engineering (0.6%)
Aegion Corp.*	1,393	24,921
Argan, Inc.	550	7,689
Comfort Systems USA, Inc.	2,773	27,785
Dycom Industries, Inc.*	7,429	138,254
Furmanite Corp.*	458,918	2,230,341
Great Lakes Dredge & Dock Corp.	1,657	11,798
MasTec, Inc.*	14,754	$221,900
MYR Group, Inc.*	33,532	572,056
Primoris Services Corp.	2,065	24,780
Sterling Construction Co., Inc.*	421	4,303

		3,263,827

Electrical Equipment (0.8%)
Acuity Brands, Inc.	10,729	546,213
American Superconductor Corp.*	1,038	4,879
AZZ, Inc.	3,198	195,909
Belden, Inc.	10,278	342,771
Capstone Turbine Corp.*	727,173	734,445
Coleman Cable, Inc.	2,053	17,841
EnerSys*	4,417	154,904
Enphase Energy, Inc.*	1,580	9,828
Franklin Electric Co., Inc.	5,628	287,760
FuelCell Energy, Inc.*	10,136	10,237
Generac Holdings, Inc.*	2,857	68,739
II-VI, Inc.*	11,353	189,255
Powell Industries, Inc.*	964	36,015
Preformed Line Products Co.	53	3,069
Thermon Group Holdings, Inc.*	58,757	1,216,857
Vicor Corp.	970	6,732

		3,825,454

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	4,591	319,488
Standex International Corp.	732	31,161

		350,649

Machinery (2.7%)
Actuant Corp., Class A	3,337	90,633
Altra Holdings, Inc.	3,745	59,096
Blount International, Inc.*	12,387	181,470
Cascade Corp.	118	5,552
Chart Industries, Inc.*	7,572	520,651
CIRCOR International, Inc.	336	11,454
CLARCOR, Inc.	12,723	612,740
Commercial Vehicle Group, Inc.*	6,207	53,504
Dynamic Materials Corp.	32,970	571,370
EnPro Industries, Inc.*	2,737	102,282
ESCO Technologies, Inc.	2,168	79,002
Federal Signal Corp.*	1,296	7,569
Flow International Corp.*	2,668	8,404
Gorman-Rupp Co.	3,869	115,296
Graham Corp.	2,424	45,135
John Bean Technologies Corp.	7,333	99,509
Lindsay Corp.	3,224	209,238
Meritor, Inc.*	5,829	30,427
Met-Pro Corp.	237	2,183
Middleby Corp.*	4,738	471,952
Mueller Industries, Inc.	1,127	47,999
Mueller Water Products, Inc., Class A	25,930	89,718
Omega Flex, Inc.*	734	8,742
Proto Labs, Inc.*	39,415	1,133,575
RBC Bearings, Inc.*	31,660	1,497,518
Rexnord Corp.*	95,061	1,905,022
Robbins & Myers, Inc.	3,994	167,029
Sauer-Danfoss, Inc.	2,982	104,161
Sun Hydraulics Corp.	5,231	127,061
Tennant Co.	4,780	190,961

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Titan International, Inc.	172,031	$4,219,920
Trimas Corp.*	7,508	150,911
Wabash National Corp.*	17,151	113,540
Woodward, Inc.	17,509	690,555

		13,724,179

Marine (0.0%)
Rand Logistics, Inc.*	404	3,434

Professional Services (3.9%)
Acacia Research Corp.*	118,465	4,411,637
Advisory Board Co.*	143,967	7,139,323
Barrett Business Services, Inc.	1,767	37,354
CDI Corp.	604	9,906
Corporate Executive Board Co.	135,886	5,555,020
Exponent, Inc.*	3,394	179,305
Franklin Covey Co.*	2,438	24,965
GP Strategies Corp.*	3,390	62,613
Huron Consulting Group, Inc.*	5,803	183,665
Insperity, Inc.	5,712	154,510
Kforce, Inc.*	6,602	88,863
Mistras Group, Inc.*	3,950	103,806
Odyssey Marine Exploration, Inc.*	18,526	69,287
On Assignment, Inc.*	10,865	173,405
RPX Corp.*	4,920	70,602
TrueBlue, Inc.*	7,471	115,651
WageWorks, Inc.*	89,013	1,340,536

		19,720,448

Road & Rail (1.6%)
Avis Budget Group, Inc.*	26,887	408,682
Celadon Group, Inc.	5,066	82,981
Dollar Thrifty Automotive Group, Inc.*	3,739	302,710
Genesee & Wyoming, Inc., Class A*	10,257	541,980
Heartland Express, Inc.	9,425	134,872
Knight Transportation, Inc.	14,666	234,509
Old Dominion Freight Line, Inc.*	12,024	520,519
Quality Distribution, Inc.*	382,413	4,240,960
RailAmerica, Inc.*	42,039	1,017,344
Roadrunner Transportation Systems, Inc.*	1,690	28,544
Saia, Inc.*	743	16,264
Swift Transportation Co.*	19,991	188,915
Werner Enterprises, Inc.	9,633	230,132
Zipcar, Inc.*	37,461	439,418

		8,387,830

Trading Companies & Distributors (1.1%)
Aceto Corp.	1,575	14,222
Applied Industrial Technologies, Inc.	9,851	363,009
Beacon Roofing Supply, Inc.*	11,865	299,235
BlueLinx Holdings, Inc.*	1,336	3,140
CAI International, Inc.*	1,300	25,844
DXP Enterprises, Inc.*	2,247	93,228
Edgen Group, Inc.*	944	7,099
H&E Equipment Services, Inc.*	4,048	60,841
Houston Wire & Cable Co.	1,658	18,122
Interline Brands, Inc.*	876	21,961
Kaman Corp.	6,675	206,525
Rush Enterprises, Inc., Class A*	40,057	$654,932
SeaCube Container Leasing Ltd.	365	6,231
TAL International Group, Inc.	3,721	124,616
Textainer Group Holdings Ltd.	3,111	114,796
Titan Machinery, Inc.*	106,204	3,225,416
Watsco, Inc.	7,448	549,662

		5,788,879

Transportation Infrastructure (0.2%)
LLX Logistica S.A.*	744,050	822,400
Wesco Aircraft Holdings, Inc.*	1,126	14,334

		836,734

Total Industrials		83,346,021

Information Technology (19.2%)
Communications Equipment (0.7%)
ADTRAN, Inc.	16,175	488,323
Ambient Corp.*	674	3,687
Anaren, Inc.*	457	8,957
Arris Group, Inc.*	3,746	52,107
Aruba Networks, Inc.*	28,319	426,201
Aware, Inc.	2,526	16,293
CalAmp Corp.*	7,263	53,238
Calix, Inc.*	3,454	28,392
Ciena Corp.*	18,970	310,539
Comverse Technology, Inc.*	55,499	323,004
Extreme Networks, Inc.*	23,810	81,906
Globecomm Systems, Inc.*	4,502	45,650
Infinera Corp.*	24,966	170,767
InterDigital, Inc.	11,225	331,250
Ixia*	10,674	128,302
KVH Industries, Inc.*	3,161	39,513
Loral Space & Communications, Inc.	2,633	177,333
NETGEAR, Inc.*	4,314	148,876
Numerex Corp., Class A*	2,551	23,724
Parkervision, Inc.*	19,190	45,672
Plantronics, Inc.	3,611	120,607
Procera Networks, Inc.*	4,917	119,532
ShoreTel, Inc.*	10,761	47,133
Sonus Networks, Inc.*	4,378	9,413
Telular Corp.	2,514	23,229
Tessco Technologies, Inc.	693	15,281
Ubiquiti Networks, Inc.*	2,648	37,734
ViaSat, Inc.*	9,496	358,664

		3,635,327

Computers & Peripherals (0.9%)
3D Systems Corp.*	10,939	373,457
Cray, Inc.*	9,369	113,177
Datalink Corp.*	3,867	36,930
Electronics for Imaging, Inc.*	1,033	16,786
Immersion Corp.*	6,757	38,042
Intermec, Inc.*	1,944	12,053
QLogic Corp.*	6,045	82,756
Quantum Corp.*	1,662,019	3,373,899
Silicon Graphics International Corp.*	469	3,011
Stratasys, Inc.*	5,393	267,223
Super Micro Computer, Inc.*	6,609	104,819
Synaptics, Inc.*	8,530	244,214

		4,666,367

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (1.0%)
Anixter International, Inc.	4,357	$231,139
Audience, Inc.*	56,638	1,091,981
Badger Meter, Inc.	3,676	138,034
Cognex Corp.	10,849	343,371
Coherent, Inc.*	1,750	75,775
Daktronics, Inc.	2,295	15,858
DTS, Inc.*	4,180	109,014
Echelon Corp.*	5,220	18,166
Electro Rent Corp.	499	8,099
FARO Technologies, Inc.*	15,895	668,862
FEI Co.*	9,021	431,565
GSI Group, Inc.*	399	4,573
InvenSense, Inc.*	9,218	104,163
Key Tronic Corp.*	463	3,815
LeCroy Corp.*	3,155	44,990
Littelfuse, Inc.	4,967	282,573
Maxwell Technologies, Inc.*	7,484	49,095
Measurement Specialties, Inc.*	3,383	109,981
Mesa Laboratories, Inc.	652	30,311
MTS Systems Corp.	4,072	156,976
Multi-Fineline Electronix, Inc.*	432	10,644
Neonode, Inc.*	5,693	35,012
OSI Systems, Inc.*	5,026	318,347
Plexus Corp.*	3,876	109,303
RealD, Inc.*	9,594	143,526
Rogers Corp.*	1,741	68,961
Universal Display Corp.*	10,061	361,592
Zygo Corp.*	856	15,288

		4,981,014

Internet Software & Services (7.2%)
Active Network, Inc.*	95,744	1,473,500
Ancestry.com, Inc.*	50,274	1,384,043
Angie’s List, Inc.*	195,329	3,094,011
Bankrate, Inc.*	83,270	1,531,335
Bazaarvoice, Inc.*	22,986	418,345
Blucora, Inc.*	1,565	19,281
Brightcove, Inc.*	1,420	21,655
Carbonite, Inc.*	2,849	25,470
comScore, Inc.*	8,943	147,202
Constant Contact, Inc.*	35,080	627,231
Cornerstone OnDemand, Inc.*	68,649	1,634,533
CoStar Group, Inc.*	64,827	5,263,952
DealerTrack Holdings, Inc.*	9,609	289,327
Demand Media, Inc.*	5,646	63,235
Demandware, Inc.*	42,178	999,197
Dice Holdings, Inc.*	11,585	108,783
EasyLink Services International Corp., Class A*	8,038	58,195
Envestnet, Inc.*	5,247	62,964
ExactTarget, Inc.*	2,468	53,951
Internap Network Services Corp.*	6,840	44,528
Ipass, Inc.*	12,137	28,886
j2 Global, Inc.	9,709	256,512
Liquidity Services, Inc.*	5,965	305,348
LivePerson, Inc.*	82,387	1,570,296
LogMeIn, Inc.*	5,597	170,821
Market Leader, Inc.*	4,700	23,876
MeetMe, Inc.*	314	738
MercadoLibre, Inc.	31,854	2,414,533
Millennial Media, Inc.*	2,733	36,048
Move, Inc.*	10,038	$91,446
NIC, Inc.	16,422	208,559
OpenTable, Inc.*	60,349	2,716,309
Perficient, Inc.*	6,222	69,873
Responsys, Inc.*	97,392	1,180,391
Saba Software, Inc.*	7,754	71,957
SciQuest, Inc.*	4,539	81,521
Sohu.com, Inc.*	20,300	906,192
Spark Networks, Inc.*	2,868	14,799
SPS Commerce, Inc.*	2,677	81,327
Stamps.com, Inc.*	3,585	88,442
support.com, Inc.*	9,153	29,198
Synacor, Inc.*	1,619	22,180
Travelzoo, Inc.*	1,810	41,123
Unwired Planet, Inc.*	7,015	16,135
ValueClick, Inc.*	12,285	201,351
Velti plc*	109,290	710,385
VistaPrint N.V.*	45,022	1,454,211
Vocus, Inc.*	5,237	97,408
Web.com Group, Inc.*	238,301	4,365,674
Workday, Inc.*†(b)	14,106	158,989
XO Group, Inc.*	6,621	58,728
Yelp, Inc.*	29,507	670,694
Youku, Inc. (ADR)*	69,061	1,497,243
Zix Corp.*	15,506	40,316

		37,002,247

IT Services (1.2%)
CACI International, Inc., Class A*	549	30,206
Cardtronics, Inc.*	11,172	337,506
Cass Information Systems, Inc.	2,396	96,439
Computer Task Group, Inc.*	2,956	44,311
CSG Systems International, Inc.*	4,950	85,536
EPAM Systems, Inc.*	53,002	900,504
ExlService Holdings, Inc.*	5,911	145,647
Forrester Research, Inc.	3,572	120,948
Global Cash Access Holdings, Inc.*	16,654	120,075
Hackett Group, Inc.*	6,190	34,478
Heartland Payment Systems, Inc.	9,823	295,476
Higher One Holdings, Inc.*	8,137	99,434
hiSoft Technology International Ltd. (ADR)*	64,275	921,061
iGATE Corp.*	8,133	138,424
Innodata, Inc.*	5,580	38,167
Lionbridge Technologies, Inc.*	14,336	45,158
Mattersight Corp.*	2,404	19,184
MAXIMUS, Inc.	8,603	445,205
MoneyGram International, Inc.*	1,569	22,907
PRGX Global, Inc.*	5,339	42,445
Sapient Corp.	31,238	314,567
ServiceSource International, Inc.*	38,825	537,726
Syntel, Inc.	3,906	237,094
TNS, Inc.*	6,200	111,228
Unisys Corp.*	5,662	110,692
Virtusa Corp.*	4,705	62,812
Wright Express Corp.*	9,841	607,387

		5,964,617

Semiconductors & Semiconductor Equipment (3.3%)
ATMI, Inc.*	499	10,264

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
AuthenTec, Inc.*	10,287	$44,543
Cabot Microelectronics Corp.	5,962	174,150
Cavium, Inc.*	12,598	352,744
CEVA, Inc.*	4,451	78,382
Cirrus Logic, Inc.*	16,336	488,120
Cymer, Inc.*	2,415	142,364
Exar Corp.*	1,116	9,107
First Solar, Inc.*	36,316	546,919
GT Advanced Technologies, Inc.*	25,444	134,344
Hittite Microwave Corp.*	7,982	408,040
Inphi Corp.*	2,416	22,904
Intermolecular, Inc.*	3,519	27,272
IXYS Corp.*	226,071	2,525,213
MA-COM Technology Solutions Holdings, Inc.*	42,812	792,022
Magnachip Semiconductor Corp.*	353,892	3,372,591
MaxLinear, Inc., Class A*	1,080	5,357
MEMC Electronic Materials, Inc.*	13,004	28,219
Micrel, Inc.	12,200	116,266
Microsemi Corp.*	22,501	416,044
MIPS Technologies, Inc.*	161,117	1,074,650
Monolithic Power Systems, Inc.*	56,682	1,126,271
NVE Corp.*	1,259	67,671
PDF Solutions, Inc.*	6,130	60,503
PLX Technology, Inc.*	10,539	66,923
Power Integrations, Inc.	7,203	268,672
QuickLogic Corp.*	8,579	21,533
Rambus, Inc.*	2,079	11,933
RDA Microelectronics, Inc. (ADR)*	84,344	846,814
RF Micro Devices, Inc.*	8,693	36,945
Semtech Corp.*	16,596	403,615
Silicon Image, Inc.*	17,650	73,071
Standard Microsystems Corp.*	5,841	215,475
SunPower Corp.*	4,662	22,424
Tessera Technologies, Inc.	102,616	1,577,208
Ultratech, Inc.*	6,636	209,034
Veeco Instruments, Inc.*	2,537	87,171
Volterra Semiconductor Corp.*	45,208	1,060,128

		16,924,906

Software (4.9%)
ACI Worldwide, Inc.*	10,078	445,548
Actuate Corp.*	11,712	81,164
Advent Software, Inc.*	8,014	217,259
Allot Communications Ltd.*	56,427	1,572,056
American Software, Inc., Class A	5,836	46,396
Aspen Technology, Inc.*	22,388	518,282
AVG Technologies N.V.*	1,938	25,213
Blackbaud, Inc.	11,446	293,819
Bottomline Technologies, Inc.*	2,574	46,461
BroadSoft, Inc.*	6,964	201,677
Callidus Software, Inc.*	8,819	43,919
CommVault Systems, Inc.*	11,319	561,083
Deltek, Inc.*	5,566	64,510
Digimarc Corp.	1,809	46,419
Ebix, Inc.	5,380	107,331
Ellie Mae, Inc.*	43,976	791,568
Envivio, Inc.*	42,739	273,957
EPIQ Systems, Inc.	629	7,705
Fair Isaac Corp.	8,681	367,033
FalconStor Software, Inc.*	7,688	$20,066
Glu Mobile, Inc.*	13,068	72,527
Guidance Software, Inc.*	3,641	34,626
Guidewire Software, Inc.*	4,912	138,125
Imperva, Inc.*	32,400	933,768
Infoblox, Inc.*	1,870	42,879
Interactive Intelligence Group, Inc.*	3,728	105,167
JDA Software Group, Inc.*	2,469	73,305
Jive Software, Inc.*	4,107	86,206
Kenexa Corp.*	6,924	201,004
Manhattan Associates, Inc.*	5,182	236,869
Mentor Graphics Corp.*	12,759	191,385
MicroStrategy, Inc., Class A*	10,898	1,415,214
Monotype Imaging Holdings, Inc.*	9,280	155,626
NetScout Systems, Inc.*	9,398	202,903
NetSuite, Inc.*	82,080	4,495,521
NQ Mobile, Inc. (ADR)*	74,254	608,140
OPNET Technologies, Inc.	3,797	100,962
Parametric Technology Corp.*	30,296	635,004
Pegasystems, Inc.	4,362	143,859
Pervasive Software, Inc.*	475	3,558
Proofpoint, Inc.*	76,930	1,303,963
PROS Holdings, Inc.*	5,573	93,738
QAD, Inc., Class A*	1,224	17,405
QAD, Inc., Class B*	206	2,804
QLIK Technologies, Inc.*	21,626	478,367
Quest Software, Inc.*	14,188	395,136
RealPage, Inc.*	9,087	210,455
Rosetta Stone, Inc.*	1,345	18,615
ServiceNow, Inc.*	25,157	618,862
Solera Holdings, Inc.	44,354	1,853,554
Sourcefire, Inc.*	23,031	1,183,793
SRS Labs, Inc.*	2,755	24,795
SS&C Technologies Holdings, Inc.*	2,365	59,125
Synchronoss Technologies, Inc.*	7,010	129,475
Take-Two Interactive Software, Inc.*	19,834	187,630
Tangoe, Inc.*	54,459	1,160,521
TiVo, Inc.*	15,862	131,179
Tyler Technologies, Inc.*	7,636	308,113
Ultimate Software Group, Inc.*	6,749	601,471
VASCO Data Security International, Inc.*	3,259	26,659
Verint Systems, Inc.*	5,531	163,220
VirnetX Holding Corp.*	10,629	374,672
Websense, Inc.*	9,420	176,437

		25,128,103

Total Information Technology		98,302,581

Materials (3.0%)
Chemicals (1.5%)
ADA-ES, Inc.*	2,275	57,717
American Vanguard Corp.	7,044	187,300
Arabian American Development Co.*	5,034	48,779
Balchem Corp.	7,413	241,738
Calgon Carbon Corp.*	12,135	172,560

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Chemtura Corp.*	17,371	$251,879
Flotek Industries, Inc.*	12,499	116,741
Georgia Gulf Corp.	5,485	140,800
GSE Holding, Inc.*	2,031	21,468
H.B. Fuller Co.	12,635	387,894
Hawkins, Inc.	2,318	88,501
Innophos Holdings, Inc.	5,521	311,716
Innospec, Inc.*	736	21,793
Intrepid Potash, Inc.*	55,961	1,273,672
KMG Chemicals, Inc.	1,975	38,078
Koppers Holdings, Inc.	15,383	523,022
Landec Corp.*	1,577	13,499
LSB Industries, Inc.*	2,744	84,817
Olin Corp.	13,914	290,663
Omnova Solutions, Inc.*	11,688	88,128
PolyOne Corp.	17,829	243,901
Quaker Chemical Corp.	928	42,883
Rockwood Holdings, Inc.	65,638	2,911,045
Stepan Co.	2,007	189,019
TPC Group, Inc.*	2,366	87,424
Zep, Inc.	2,370	32,540

		7,867,577

Construction Materials (0.5%)
Eagle Materials, Inc.	61,965	2,313,773
Headwaters, Inc.*	15,472	79,681
United States Lime & Minerals, Inc.*	407	18,995

		2,412,449

Containers & Packaging (0.0%)
AEP Industries, Inc.*	1,024	44,595
Myers Industries, Inc.	8,488	145,654

		190,249

Metals & Mining (0.8%)
AK Steel Holding Corp.	4,629	27,172
AMCOL International Corp.	6,004	169,973
Coeur d’Alene Mines Corp.*	9,359	164,344
General Moly, Inc.*	2,689	8,444
Globe Specialty Metals, Inc.	1,124	15,095
Gold Reserve, Inc.*	1,660	5,793
Gold Resource Corp.	7,561	196,510
Handy & Harman Ltd.*	1,166	15,718
Haynes International, Inc.	2,570	130,916
Lynas Corp., Ltd.*	2,795,790	2,471,958
Materion Corp.	14,903	343,216
Metals USA Holdings Corp.*	738	11,742
Midway Gold Corp.*	28,875	40,136
Noranda Aluminum Holding Corp.	8,405	66,904
Paramount Gold and Silver Corp.*	33,087	79,409
SunCoke Energy, Inc.*	12,511	183,286
U.S. Antimony Corp.*	13,549	54,738
U.S. Silica Holdings, Inc.*	2,972	33,465

		4,018,819

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	5,832	166,154
Clearwater Paper Corp.*	4,712	160,774
Deltic Timber Corp.	2,763	168,488
Neenah Paper, Inc.	2,418	$64,536
P.H. Glatfelter Co.	1,828	29,924
Schweitzer-Mauduit International, Inc.	2,922	199,105
Wausau Paper Corp.	10,600	103,138

		892,119

Total Materials		15,381,213

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	17,952	75,398
AboveNet, Inc.*	5,959	500,556
Atlantic Tele-Network, Inc.	2,280	76,904
Cbeyond, Inc.*	538	3,642
Cincinnati Bell, Inc.*	18,028	67,064
Cogent Communications Group, Inc.*	77,073	1,483,655
Consolidated Communications Holdings, Inc.	6,427	95,120
Fairpoint Communications, Inc.*	4,521	27,804
General Communication, Inc., Class A*	9,182	76,303
HickoryTech Corp.	3,478	38,641
IDT Corp., Class B	3,624	35,552
inContact, Inc.*	7,032	35,230
Iridium Communications, Inc.*	1,765	15,814
Lumos Networks Corp.	3,803	35,938
magicJack VocalTec Ltd.*	2,654	50,426
ORBCOMM, Inc.*	4,451	14,510
Premiere Global Services, Inc.*	2,911	24,423
Primus Telecommunications Group, Inc.	3,071	47,816
SureWest Communications	206	4,341
Towerstream Corp.*	12,026	49,908

		2,759,045

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	3,984	46,294
Leap Wireless International, Inc.*	3,245	20,865
NTELOS Holdings Corp.	3,803	71,687

		138,846

Total Telecommunication Services		2,897,891

Utilities (1.4%)
Electric Utilities (1.3%)
Brookfield Infrastructure Partners LP	197,880	6,642,832
Otter Tail Corp.	616	14,088

		6,656,920

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	1,549	49,862
South Jersey Industries, Inc.	1,696	86,445

		136,307

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	5,453	12,378
Atlantic Power Corp.	2,471	31,654

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ormat Technologies, Inc.	1,270	$27,165

		71,197

Water Utilities (0.1%)
American States Water Co.	519	20,542
Cadiz, Inc.*	3,051	21,998
California Water Service Group	5,323	98,316
Connecticut Water Service, Inc.	1,418	41,094
SJW Corp.	1,111	26,675
York Water Co.	2,441	43,669

		252,294

Total Utilities		7,116,718

Total Common Stocks (80.4%)
(Cost $385,264,497)		411,220,670

PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Better Place, Inc. 0.000%†(b)	139,552	392,630

Total Preferred Stocks (0.1%)
(Cost $633,566)		392,630

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Hampton Roads Bankshares, Inc., expiring 12/31/49*† (Cost $33,598)	3,481	$2,525

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b) (Cost $—)	105,185	—

Total Investments (80.5%) (Cost $385,931,661)		411,615,825
Other Assets Less Liabilities (19.5%)		99,440,179

Net Assets (100%)		$511,056,004

*	Non-income producing.
†	Securities (totaling $1,321,140 or 0.3% of net assets) at fair value by management.
@	Shares are less than 0.5.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,209	September-12	$90,444,709	$96,163,860	$5,719,151

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$61,884,143	$756,482	$766,996	$63,407,621
Consumer Staples	15,332,844	—	—	15,332,844
Energy	18,285,411	—	—	18,285,411
Financials	21,159,001	—	—	21,159,001
Health Care	84,841,470	1,149,899	—	85,991,369
Industrials	83,346,021	—	—	83,346,021
Information Technology	98,143,592	—	158,989	98,302,581
Materials	12,909,255	2,471,958	—	15,381,213
Telecommunication Services	2,897,891	—	—	2,897,891
Utilities	7,116,718	—	—	7,116,718
Futures	5,719,151	—	—	5,719,151
Preferred Stocks
Consumer Discretionary	—	—	392,630	392,630
Rights
Financials	—	—	2,525	2,525
Warrants
Energy	—	—	—	—

Total Assets	$411,635,497	$4,378,339	$1,321,140	$417,334,976

Total Liabilities	$—	$—	$—	$—

Total	$411,635,497	$4,378,339	$1,321,140	$417,334,976

(a)	A Security with a market value of $488,323 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Information Technology	Investments in Preferred Stocks- Consumer Discretionary	Investments in Rights-Financials

Balance as of 12/31/11	$285,284	$158,989	$538,531	$—
Total gains or losses (realized/unrealized) included in earnings	(135,176)	—	(145,901)	(31,073)
Purchases	616,888	—	—	33,598
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 6/30/12	$766,996	$158,989	$392,630	$2,525

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$(135,176)	$—	$(145,901)	$(31,073)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	5,719,151	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$5,719,151

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,559,476	—	—	3,559,476
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,559,476	$—	$—	$3,559,476

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	5,199,325	—	—	5,199,325
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$5,199,325	$—	$—	$5,199,325

The Portfolio held futures contracts with an average notional balance of approximately $60,739,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$143,189,774
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$238,850,198

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,848,632
Aggregate gross unrealized depreciation	(50,975,855)

Net unrealized appreciation	$24,872,777

Federal income tax cost of investments	$386,743,048

For the six months ended June 30, 2012, the Portfolio incurred approximately $ 532 as brokerage commissions with Citation Financial Group and $212 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $129,529,974, which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $385,931,661)	$411,615,825
Cash	87,930,260
Cash held as collateral at broker	8,662,000
Receivable for securities sold	2,896,475
Due from broker for futures variation margin	2,826,121
Dividends, interest and other receivables	166,475
Receivable from Separate Accounts for Trust shares sold	88,767
Other assets	2,349

Total assets	514,188,272

LIABILITIES
Payable for securities purchased	2,290,723
Investment management fees payable	343,498
Payable to Separate Accounts for Trust shares redeemed	312,016
Administrative fees payable	76,780
Distribution fees payable - Class B	52,204
Trustees’ fees payable	1,559
Distribution fees payable - Class A	25
Accrued expenses	55,463

Total liabilities	3,132,268

NET ASSETS	$511,056,004

Net assets were comprised of:
Paid in capital	$608,779,712
Accumulated undistributed net investment income (loss)	(1,247,734)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(127,879,335)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	31,403,361

Net assets	$511,056,004

Class A
Net asset value, offering and redemption price per share, $129,079 / 15,926 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.10

Class B
Net asset value, offering and redemption price per share, $264,837,176 / 32,987,971 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.03

Class K
Net asset value, offering and redemption price per share, $246,089,749 / 30,322,962 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,443 foreign withholding tax)	$1,459,679
Interest	26,671

Total income	1,486,350

EXPENSES
Investment management fees	2,288,339
Administrative fees	419,991
Distribution fees - Class B	345,014
Custodian fees	51,965
Professional fees	28,417
Printing and mailing expenses	27,847
Trustees’ fees	6,179
Distribution fees - Class A	180
Miscellaneous	12,366

Gross expenses	3,180,298
Less: Fees paid indirectly	(3,974)

Net expenses	3,176,324

NET INVESTMENT INCOME (LOSS)	(1,689,974)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,371,515
Futures	3,559,476
Foreign currency transactions	(1,480)

Net realized gain (loss)	10,929,511

Change in unrealized appreciation (depreciation) on:
Securities	30,537,649
Futures	5,199,325
Foreign currency translations	66

Net change in unrealized appreciation (depreciation)	35,737,040

NET REALIZED AND UNREALIZED GAIN (LOSS)	46,666,551

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,976,577

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,689,974)	$(4,723,063)
Net realized gain (loss) on investments, futures and foreign currency transactions	10,929,511	66,654,462
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	35,737,040	(169,199,289)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,976,577	(107,267,890)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,339 and 804,343 shares, respectively ]	143,570	7,307,881
Capital shares repurchased [ (10,220) and (44,933,211) shares, respectively ]	(82,190)	(342,406,037	)(z)

Total Class A transactions	61,380	(335,098,156)

Class B
Capital shares sold [ 3,504,423 and 4,715,145 shares, respectively ]	27,892,184	40,115,223
Capital shares repurchased [ (4,914,115) and (9,366,724) shares, respectively ]	(40,336,950)	(79,704,201)

Total Class B transactions	(12,444,766)	(39,588,978)

Class K†
Capital shares sold [ 119,019 and 43,104,091 shares, respectively ]	985,668	325,259,808	(z)
Capital shares repurchased [ (8,895,199) and (4,004,949) shares, respectively ]	(72,436,258)	(29,994,447)

Total Class K transactions	(71,450,590)	295,265,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(83,833,976)	(79,421,773)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,857,399)	(186,689,663)
NET ASSETS:
Beginning of period	549,913,403	736,603,066

End of period (a)	$511,056,004	$549,913,403

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,247,734)	$442,240

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Small Cap Growth Portfolio exchanged approximately 42,444,072 Class A shares for approximately 42,444,072 Class K shares. This exchange amounted to approximately $320,402,236.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO(d)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,					January 22, 2008* to December 31, 2008
Class A			2011		2010		2009
Net asset value, beginning of period	$7.51		$8.88		$6.95		$5.15	$7.61

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.06	)(e)	(0.03	)(e)	0.01 (e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.62		(1.31)		1.96		1.79	(2.39)

Total from investment operations	0.59		(1.37)		1.93		1.80	(2.43)

Less distributions:
Distributions from net realized gains	—		—		—		—	(0.03)

Net asset value, end of period	$8.10		$7.51		$8.88		$6.95	$5.15

Total return (b)	7.99%		(15.43)%		27.77%		34.95%	(32.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129		$66		$391,893		$315,379	$367,823
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.02%		1.04%		0.75%	1.30	%(c)
After waivers, reimbursements and fees paid indirectly (a)	1.30%		1.00%		1.03%		0.75%	1.30	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.30%		1.03%		1.05%		1.07%	1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.71)%		(0.69)%		(0.47)%		0.15%	(0.59)%
After waivers, reimbursements and fees paid indirectly (a)	(0.71)%		(0.67)%		(0.46)%		0.15%	(0.59)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.71)%		(0.70)%		(0.47)%		(0.17)%	(0.64)%
Portfolio turnover rate	30%		137	%(s)	44%		116%	98%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO(d)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008		2007
Net asset value, beginning of period	$7.44		$8.83		$6.92		$5.13		$8.91		$9.52

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.07	)(e)	(0.05	)(e)	(0.01	)(e)	(0.06	)(e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.62		(1.32)		1.96		1.80		(3.69)		0.33

Total from investment operations	0.59		(1.39)		1.91		1.79		(3.75)		0.31

Less distributions:
Distributions from net realized gains	—		—		—		—		(0.03)		(0.92)

Net asset value, end of period	$8.03		$7.44		$8.83		$6.92		$5.13		$8.91

Total return (b)	7.93%		(15.74)%		27.60%		34.89%		(42.21)%		3.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$264,837		$256,026		$344,710		$293,221		$207,749		$392,037
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.27	%(c)	1.29%		1.32%		1.53%		1.47%
After waivers, reimbursements and fees paid indirectly (a)	1.30%		1.25%		1.28	%(c)	1.14%		1.48%		1.27%
Before waivers, reimbursements and fees paid indirectly (a)	1.30%		1.28%		1.30%		1.32%		1.53%		1.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.74)%		(0.86)%		(0.71)%		(0.42)%		(0.90)%		(0.39)%
After waivers, reimbursements and fees paid indirectly (a)	(0.74)%		(0.84)%		(0.71)%		(0.24)%		(0.85)%		(0.19)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.74)%		(0.87)%		(0.72)%		(0.42)%		(0.90)%		(0.46)%
Portfolio turnover rate	30%		137	%(s)	44%		116%		98%		177%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO(d)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$7.51		$7.40

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.63		0.12

Total from investment operations	0.61		0.11

Net asset value, end of period	$8.12		$7.51

Total return (b)	8.12%		1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,090		$293,821
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.05%		1.02%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.51)%		(0.42)%
After waivers, reimbursements and fees paid indirectly (a)	(0.51)%		(0.40)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.51)%		(0.42)%
Portfolio turnover rate	30%		137	%(s)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(d)	On July 6, 2007, this Portfolio received, through a merger, the assets and liabilities of the EQ/Wells Fargo Montgomery Small Cap Portfolio that followed the same investment objectives of this Portfolio. Information for the year ended December 31, 2007 includes the results of the operations of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio from January 1, 2007 through July 6, 2007.
(e)	Net investment income per share is based on average shares outstanding.
(s)	Higher rate than normal due to advisor changes during the year.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Financials	24.1%
Industrials	16.3
Consumer Discretionary	15.1
Energy	7.6
Information Technology	4.9
Materials	3.6
Health Care	2.6
Consumer Staples	2.1
Utilities	2.1
Telecommunication Services	0.8
Investment Companies	0.7
Cash and Other	20.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,057.10	$6.62
Hypothetical (5% average return before expenses)	1,000.00	1,018.43	6.50
Class B
Actual	1,000.00	1,058.10	6.62
Hypothetical (5% average return before expenses)	1,000.00	1,018.43	6.50
Class K
Actual	1,000.00	1,058.10	5.34
Hypothetical (5% average return before expenses)	1,000.00	1,019.67	5.24

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.29%, 1.29% and 1.04%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (2.6%)
American Axle & Manufacturing Holdings, Inc.*	21,053	$220,846
Amerigon, Inc.*	305,000	3,504,450
Autoliv, Inc.	27,136	1,483,254
Cooper Tire & Rubber Co.	2,660	46,656
Dana Holding Corp.	41,707	534,267
Dorman Products, Inc.*	24,400	612,196
Drew Industries, Inc.*	23,524	655,144
Exide Technologies, Inc.*	24,770	83,227
Federal-Mogul Corp.*	5,883	64,713
Fuel Systems Solutions, Inc.*	3,686	61,519
Gentex Corp.	63,400	1,323,158
Icahn Enterprises LP	177,579	7,108,487
Modine Manufacturing Co.*	14,367	99,563
Shiloh Industries, Inc.	1,595	18,343
Spartan Motors, Inc.	10,326	54,108
Standard Motor Products, Inc.	6,236	87,803
Stoneridge, Inc.*	8,840	60,200
Superior Industries International, Inc.	7,062	115,605

		16,133,539

Automobiles (0.4%)
Thor Industries, Inc.	66,100	1,811,801
Winnebago Industries, Inc.*	41,897	426,930

		2,238,731

Distributors (0.0%)
Core-Mark Holding Co., Inc.	3,004	144,612
VOXX International Corp.*	5,950	55,454
Weyco Group, Inc.	1,905	44,158

		244,224

Diversified Consumer Services (1.0%)
Ascent Capital Group, Inc., Class A*	40,467	2,094,167
Career Education Corp.*	16,214	108,472
Carriage Services, Inc.	4,861	40,444
Corinthian Colleges, Inc.*	24,062	69,539
Education Management Corp.*	8,322	57,838
Hillenbrand, Inc.	42,000	771,960
Lincoln Educational Services Corp.	7,323	47,599
Mac-Gray Corp.	3,199	45,074
Matthews International Corp., Class A	4,667	151,631
National American University Holdings, Inc.	1,491	6,411
Regis Corp.	100,545	1,805,788
Sotheby’s, Inc.	13,841	461,736
Stewart Enterprises, Inc., Class A	23,330	166,576
Universal Technical Institute, Inc.	2,278	30,776

		5,858,011

Hotels, Restaurants & Leisure (1.2%)
Ameristar Casinos, Inc.	1,360	24,167
Benihana, Inc.	2,261	36,425
Biglari Holdings, Inc.*	341	131,759
Bluegreen Corp.*	4,552	22,578
Bob Evans Farms, Inc.	7,893	$317,299
Boyd Gaming Corp.*	16,381	117,943
Bravo Brio Restaurant Group, Inc.*	225,800	4,026,014
Caesars Entertainment Corp.*	1,305	14,877
Carrols Restaurant Group, Inc.*	1,483	8,809
Churchill Downs, Inc.	2,742	161,202
Denny’s Corp.*	6,764	30,032
Einstein Noah Restaurant Group, Inc.	211	3,705
Fiesta Restaurant Group, Inc.*	545	7,210
Frisch’s Restaurants, Inc.	913	25,874
Gaylord Entertainment Co.*	3,258	125,629
International Speedway Corp., Class A	8,673	227,059
Isle of Capri Casinos, Inc.*	6,415	39,581
Jack in the Box, Inc.*	2,748	76,614
Krispy Kreme Doughnuts, Inc.*	18,711	119,563
Life Time Fitness, Inc.*	1,029	47,859
Luby’s, Inc.*	6,385	42,780
Marcus Corp.	6,144	84,541
Marriott Vacations Worldwide Corp.*	8,352	258,745
Monarch Casino & Resort, Inc.*	2,859	26,131
Morgans Hotel Group Co.*	4,342	20,407
Orient-Express Hotels Ltd., Class A*	30,473	255,059
Pinnacle Entertainment, Inc.*	18,604	178,971
Red Lion Hotels Corp.*	4,104	35,500
Red Robin Gourmet Burgers, Inc.*	2,575	78,563
Ruby Tuesday, Inc.*	20,202	137,576
Scientific Games Corp., Class A*	15,575	133,166
Sonic Corp.*	3,787	37,946
Speedway Motorsports, Inc.	3,654	61,789
Vail Resorts, Inc.	7,361	368,639
WMS Industries, Inc.*	17,359	346,312

		7,630,324

Household Durables (2.7%)
American Greetings Corp., Class A	10,358	151,434
Bassett Furniture Industries, Inc.	3,435	35,415
Beazer Homes USA, Inc.*	32,127	104,413
Brookfield Residential Properties, Inc.*	235,600	2,568,040
Cavco Industries, Inc.*	228	11,692
CSS Industries, Inc.	2,992	61,486
Ethan Allen Interiors, Inc.	13,886	276,748
Flexsteel Industries, Inc.	1,349	26,683
Helen of Troy Ltd.*	10,021	339,612
Hooker Furniture Corp.	40,268	474,760
Hovnanian Enterprises, Inc., Class A*	31,485	91,306
Jarden Corp.	206,600	8,681,332
KB Home	24,256	237,709
La-Z-Boy, Inc.*	99,356	1,221,085
Lifetime Brands, Inc.	2,930	36,537
M.D.C. Holdings, Inc.	28,706	937,825
M/I Homes, Inc.*	45,092	780,993
Meritage Homes Corp.*	6,784	230,249
Ryland Group, Inc.	6,145	157,189

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sealy Corp.*	15,421	$28,529
Standard Pacific Corp.*	34,151	211,395
Universal Electronics, Inc.*	4,707	61,991

		16,726,423

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	7,358	25,680
Expedia, Inc.	12,400	596,068
Shutterfly, Inc.*	8,435	258,870

		880,618

Leisure Equipment & Products (0.3%)
Black Diamond, Inc.*	72,832	688,263
Brunswick Corp.	39,100	868,802
Callaway Golf Co.	20,299	119,967
JAKKS Pacific, Inc.	8,010	128,240
Johnson Outdoors, Inc., Class A*	1,738	35,803
Marine Products Corp.	1,567	9,527
Steinway Musical Instruments, Inc.*	2,188	53,606

		1,904,208

Media (2.2%)
Beasley Broadcasting Group, Inc., Class A*	1,277	7,521
Belo Corp., Class A	18,668	120,222
Carmike Cinemas, Inc.*	3,805	55,743
Central European Media Enterprises Ltd., Class A*	11,565	58,750
Crown Media Holdings, Inc., Class A*	8,309	14,541
Cumulus Media, Inc., Class A*	17,842	53,704
Daily Journal Corp.*	311	26,678
Dial Global, Inc.*	12	40
Digital Generation, Inc.*	8,735	108,052
DreamWorks Animation SKG, Inc., Class A*	270,500	5,155,730
Entercom Communications Corp., Class A*	7,648	46,041
Entravision Communications Corp., Class A	15,300	18,513
EW Scripps Co., Class A*	9,272	89,104
Fisher Communications, Inc.*	2,768	82,791
Global Sources Ltd.*	4,965	32,769
Harte-Hanks, Inc.	13,948	127,485
John Wiley & Sons, Inc., Class A	36,900	1,807,731
Journal Communications, Inc., Class A*	13,115	67,673
LIN TV Corp., Class A*	9,951	30,052
Live Nation Entertainment, Inc.*	394,172	3,618,499
Martha Stewart Living Omnimedia, Inc., Class A	8,686	29,532
McClatchy Co., Class A*	18,234	40,115
MDC Partners, Inc., Class A	4,984	56,519
Meredith Corp.	11,426	364,946
National CineMedia, Inc.	11,804	179,067
New York Times Co., Class A*	42,738	333,356
Nexstar Broadcasting Group, Inc., Class A*	2,615	17,625
Outdoor Channel Holdings, Inc.	3,170	23,173
Promotora de Informaciones S.A. (Prisa) (ADR), Class B	200,100	$574,287
Reading International, Inc., Class A*	5,366	29,030
Rentrak Corp.*	1,187	24,512
Saga Communications, Inc., Class A*	1,111	41,229
Salem Communications Corp., Class A	3,274	17,909
Scholastic Corp.	8,250	232,320
Sinclair Broadcast Group, Inc., Class A	14,417	130,618
Valassis Communications, Inc.*	5,259	114,383
World Wrestling Entertainment, Inc., Class A	941	7,359

		13,737,619

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	3,850	30,069
Fred’s, Inc., Class A	16,467	251,780
Saks, Inc.*	86,048	916,411
Tuesday Morning Corp.*	13,533	58,057

		1,256,317

Specialty Retail (3.5%)
Asbury Automotive Group, Inc.*	1,047	24,803
Barnes & Noble, Inc.*	8,181	134,659
bebe stores, Inc.	10,334	60,661
Big 5 Sporting Goods Corp.	5,166	39,055
Brown Shoe Co., Inc.	90,469	1,167,955
Cabela’s, Inc.*	1,421	53,728
Casual Male Retail Group, Inc.*	13,125	47,644
Cato Corp., Class A	36,600	1,114,836
Children’s Place Retail Stores, Inc.*	4,772	237,789
Christopher & Banks Corp.	97,100	114,578
Citi Trends, Inc.*	4,373	67,519
Conn’s, Inc.*	324,468	4,802,126
Destination Maternity Corp.	2,321	50,134
Finish Line, Inc., Class A	9,916	207,344
GameStop Corp., Class A	53,000	973,080
Group 1 Automotive, Inc.	44,713	2,039,360
Haverty Furniture Cos., Inc.	6,065	67,746
hhgregg, Inc.*	4,549	51,449
Jos. A. Bank Clothiers, Inc.*	654	27,769
Kirkland’s, Inc.*	4,400	49,500
Lithia Motors, Inc., Class A	6,815	157,086
MarineMax, Inc.*	6,377	60,645
Men’s Wearhouse, Inc.	57,482	1,617,543
New York & Co., Inc.*	3,242	11,282
Office Depot, Inc.*	89,383	193,067
OfficeMax, Inc.*	27,328	138,280
Orchard Supply Hardware Stores Corp., Class A*	586	9,745
Penske Automotive Group, Inc.	55,026	1,168,752
PEP Boys-Manny, Moe & Jack	16,729	165,617
Perfumania Holdings, Inc.*	1,568	12,999
Pier 1 Imports, Inc.	35,000	575,050
RadioShack Corp.	31,389	120,534
Rent-A-Center, Inc.	18,688	630,533
Shoe Carnival, Inc.	4,544	97,651
Sonic Automotive, Inc., Class A	322,630	4,410,352

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Stage Stores, Inc.	9,646	$176,715
Stein Mart, Inc.*	8,628	68,593
Systemax, Inc.*	3,186	37,658
Talbots, Inc.*	9,674	24,378
West Marine, Inc.*	54,994	646,179
Wet Seal, Inc., Class A*	29,106	91,975

		21,746,369

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.	138	1,922
Columbia Sportswear Co.	3,830	205,365
Culp, Inc.	2,683	27,501
Delta Apparel, Inc.*	2,212	30,216
Fifth & Pacific Cos., Inc.*	32,320	346,794
G-III Apparel Group Ltd.*	4,564	108,121
Iconix Brand Group, Inc.*	22,344	390,350
Jones Group, Inc.	25,776	246,418
Kenneth Cole Productions, Inc., Class A*	1,579	23,764
K-Swiss, Inc., Class A*	8,198	25,250
Maidenform Brands, Inc.*	34,210	681,463
Movado Group, Inc.	85,897	2,149,143
Perry Ellis International, Inc.*	3,746	77,729
Quiksilver, Inc.*	41,550	96,811
R.G. Barry Corp.	205	2,786
Skechers U.S.A., Inc., Class A*	11,927	242,953
Unifi, Inc.*	4,372	49,535
Warnaco Group, Inc.*	1,621	69,022

		4,775,143

Total Consumer Discretionary		93,131,526

Consumer Staples (2.1%)
Beverages (0.0%)
Central European Distribution Corp.*	20,927	59,851
Craft Brew Alliance, Inc.*	2,073	16,957

		76,808

Food & Staples Retailing (0.3%)
Andersons, Inc.	5,840	249,134
Arden Group, Inc., Class A	121	10,552
Harris Teeter Supermarkets, Inc.	11,890	487,371
Ingles Markets, Inc., Class A	3,874	62,100
Nash Finch Co.	3,841	82,505
Pantry, Inc.*	6,704	98,549
Rite Aid Corp.*	190,078	266,109
Spartan Stores, Inc.	6,689	121,272
SUPERVALU, Inc.	16,289	84,377
Susser Holdings Corp.*	2,074	77,091
Village Super Market, Inc., Class A	2,612	85,099
Weis Markets, Inc.	3,433	152,837

		1,776,996

Food Products (1.2%)
Alico, Inc.	695	21,225
Annie’s, Inc.*	484	20,260
Cal-Maine Foods, Inc.	628	24,555
Chiquita Brands International, Inc.*	14,823	74,115
Darling International, Inc.*	320,814	5,290,223
Diamond Foods, Inc.	7,021	$125,255
Dole Food Co., Inc.*	11,359	99,732
Farmer Bros Co.*	1,781	14,177
Fresh Del Monte Produce, Inc.	12,035	282,462
Griffin Land & Nurseries, Inc.	762	21,328
John B. Sanfilippo & Son, Inc.*	2,491	44,464
Lancaster Colony Corp.	11,200	797,552
Omega Protein Corp.*	6,181	45,492
Pilgrim’s Pride Corp.*	3,721	26,605
Post Holdings, Inc.*	2,591	79,673
Seneca Foods Corp., Class A*	2,921	78,575
Smart Balance, Inc.*	18,506	173,771
Snyders-Lance, Inc.	1,550	39,107
Tootsie Roll Industries, Inc.	309	7,373
TreeHouse Foods, Inc.*	3,736	232,716
Westway Group, Inc.*	3,281	19,653

		7,518,313

Household Products (0.0%)
Central Garden & Pet Co., Class A*	10,407	113,332
Harbinger Group, Inc.*	13,193	102,773
Oil-Dri Corp. of America	1,565	34,274
Orchids Paper Products Co.	879	15,541
Spectrum Brands Holdings, Inc.*	1,245	40,550

		306,470

Personal Products (0.5%)
Elizabeth Arden, Inc.*	1,190	46,184
Inter Parfums, Inc.	161,786	2,794,044
Nature’s Sunshine Products, Inc.	1,374	20,747
Nutraceutical International Corp.*	2,669	40,702
Prestige Brands Holdings, Inc.*	5,485	86,718
Revlon, Inc., Class A*	3,703	52,694

		3,041,089

Tobacco (0.1%)
Alliance One International, Inc.*	26,698	92,375
Universal Corp.	7,279	337,236
Vector Group Ltd.	4,104	69,850

		499,461

Total Consumer Staples		13,219,137

Energy (7.6%)
Energy Equipment & Services (5.9%)
Atwood Oceanics, Inc.*	32,500	1,229,800
Basic Energy Services, Inc.*	9,786	100,991
Bolt Technology Corp.	2,659	39,912
Bristow Group, Inc.	51,357	2,088,689
C&J Energy Services, Inc.*	9,768	180,708
Cal Dive International, Inc.*	30,174	87,505
Dawson Geophysical Co.*	2,485	59,193
Exterran Holdings, Inc.*	20,409	260,215
Forbes Energy Services Ltd.*	4,583	21,540
Gulf Island Fabrication, Inc.	4,457	125,732
Gulfmark Offshore, Inc., Class A*	6,630	225,685
Heckmann Corp.*	39,337	132,959
Helix Energy Solutions Group, Inc.*	101,285	1,662,087
Hercules Offshore, Inc.*	49,834	176,412

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hornbeck Offshore Services, Inc.*	138,140	$5,357,069
ION Geophysical Corp.*	390,000	2,570,100
Key Energy Services, Inc.*	47,560	361,456
Matrix Service Co.*	286,545	3,252,286
Mitcham Industries, Inc.*	231,450	3,927,706
Natural Gas Services Group, Inc.*	98,928	1,466,113
Newpark Resources, Inc.*	28,356	167,300
North American Energy Partners, Inc.*	560,000	1,444,800
Oil States International, Inc.*	20,800	1,376,960
Parker Drilling Co.*	437,039	1,971,046
PHI, Inc. (Non-Voting)*	3,779	105,094
Pioneer Drilling Co.*	15,499	123,527
Rowan Cos., plc, Class A*	54,997	1,778,053
Tesco Corp.*	9,500	114,000
TETRA Technologies, Inc.*	24,397	173,951
Tidewater, Inc.	103,500	4,798,260
Union Drilling, Inc.*	3,789	16,975
Unit Corp.*	27,000	996,030
Vantage Drilling Co.*	60,685	91,027
Willbros Group, Inc.*	9,274	59,910

		36,543,091

Oil, Gas & Consumable Fuels (1.7%)
Adams Resources & Energy, Inc.	660	27,667
Alon USA Energy, Inc.	797	6,743
Amyris, Inc.*	9,429	41,770
Arch Coal, Inc.	77,735	535,594
ATP Oil & Gas Corp.*	12,979	43,869
Bill Barrett Corp.*	15,174	325,027
Bonanza Creek Energy, Inc.*	2,640	43,903
BPZ Resources, Inc.*	24,182	61,180
Callon Petroleum Co.*	12,331	52,530
Carrizo Oil & Gas, Inc.*	1,758	41,331
Clayton Williams Energy, Inc.*	1,686	81,569
Cloud Peak Energy, Inc.*	19,294	326,262
Comstock Resources, Inc.*	15,182	249,288
Contango Oil & Gas Co.*	353	20,898
CREDO Petroleum Corp.*	743	10,751
Crimson Exploration, Inc.*	6,348	29,137
Crosstex Energy, Inc.	1,342	18,788
CVR Energy, Inc.*	1,791	47,605
Delek U.S. Holdings, Inc.	5,434	95,584
Endeavour International Corp.*	859	7,216
Energen Corp.	17,000	767,210
Energy Partners Ltd.*	8,673	146,574
Energy XXI Bermuda Ltd.	6,747	211,114
Forest Oil Corp.*	37,113	272,038
Frontline Ltd.	16,820	76,699
GasLog Ltd.*	4,592	46,609
Gastar Exploration Ltd.*	18,130	34,991
Gevo, Inc.*	645	3,206
Green Plains Renewable Energy, Inc.*	7,942	49,558
Gulfport Energy Corp.*	11,618	239,679
Halcon Resources Corp.*	4,359	41,149
Hallador Energy Co.	1,794	15,213
Harvest Natural Resources, Inc.*	11,187	95,649
Knightsbridge Tankers Ltd.	7,587	61,758
Magnum Hunter Resources Corp.*	30,210	126,278
Matador Resources Co.*	822	8,828
McMoRan Exploration Co.*	31,945	$404,743
Midstates Petroleum Co., Inc.*	4,217	40,947
Miller Energy Resources, Inc.*	9,651	48,255
Nordic American Tankers Ltd.	16,565	224,787
Overseas Shipholding Group, Inc.	45,777	508,582
Patriot Coal Corp.*	29,344	35,800
PDC Energy, Inc.*	9,426	231,125
Penn Virginia Corp.	14,043	103,076
PetroQuest Energy, Inc.*	17,782	88,910
Quicksilver Resources, Inc.*	37,231	201,792
Renewable Energy Group, Inc.*	1,940	14,414
Resolute Energy Corp.*	15,226	145,713
REX American Resources Corp.*	1,607	31,369
Rex Energy Corp.*	13,581	152,243
Scorpio Tankers, Inc.*	11,826	75,568
SemGroup Corp., Class A*	13,255	423,232
Ship Finance International Ltd.	14,213	222,149
Stone Energy Corp.*	15,589	395,025
Swift Energy Co.*	13,511	251,440
Synergy Resources Corp.*	11,704	36,048
Teekay Corp.	18,700	547,536
Teekay Tankers Ltd., Class A	19,748	90,051
Triangle Petroleum Corp.*	13,894	77,529
Uranium Energy Corp.*	14,089	32,264
Voyager Oil & Gas, Inc.*	14,859	26,152
W&T Offshore, Inc.	10,093	154,423
Warren Resources, Inc.*	18,883	45,319
Western Refining, Inc.	7,543	167,983
Westmoreland Coal Co.*	3,405	27,410
WPX Energy, Inc.*	67,850	1,097,813
ZaZa Energy Corp.*	4,079	18,437

		10,183,400

Total Energy		46,726,491

Financials (24.1%)
Capital Markets (3.0%)
Apollo Investment Corp.	63,817	490,115
Arlington Asset Investment Corp., Class A	2,614	56,750
Artio Global Investors, Inc.	9,549	33,422
BlackRock Kelso Capital Corp.	22,069	215,393
Calamos Asset Management, Inc., Class A	6,182	70,784
Capital Southwest Corp.	926	95,230
CIFC Corp.*	2,057	15,160
Cohen & Steers, Inc.	121,340	4,187,443
Cowen Group, Inc., Class A*	27,468	73,065
Duff & Phelps Corp., Class A	7,087	102,762
Dundee Corp., Class A*	101,100	2,228,244
Edelman Financial Group, Inc.	6,429	55,932
Evercore Partners, Inc., Class A	8,196	191,704
FBR & Co.*	13,363	37,016
Fidus Investment Corp.	2,971	45,070
Fifth Street Finance Corp.	26,069	260,169
FXCM, Inc., Class A	6,504	76,487
GFI Group, Inc.	22,255	79,228
Gladstone Capital Corp.	6,644	52,421
Gladstone Investment Corp.	6,917	51,117
Golub Capital BDC, Inc.	4,604	69,474
GSV Capital Corp.*	6,111	56,832
Harris & Harris Group, Inc.*	9,908	37,650

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hercules Technology Growth Capital, Inc.	15,668	$177,675
HFF, Inc., Class A*	1,562	21,774
Horizon Technology Finance Corp.	2,005	33,062
ICG Group, Inc.*	10,885	100,686
INTL FCStone, Inc.*	4,322	83,631
Investment Technology Group, Inc.*	12,522	115,202
JMP Group, Inc.	5,208	32,185
KBW, Inc.	10,909	179,453
Knight Capital Group, Inc., Class A*	31,293	373,638
Kohlberg Capital Corp.	6,668	48,410
Main Street Capital Corp.	7,005	169,521
Manning & Napier, Inc.	4,252	60,506
MCG Capital Corp.	24,219	111,407
Medallion Financial Corp.	5,576	59,217
Medley Capital Corp.	5,436	65,449
MVC Capital, Inc.	7,584	98,213
New Mountain Finance Corp.	2,716	38,540
NGP Capital Resources Co.	6,765	47,896
Oppenheimer Holdings, Inc., Class A	3,288	51,687
PennantPark Investment Corp.	17,720	183,402
Piper Jaffray Cos., Inc.*	5,150	120,665
Prospect Capital Corp.	38,530	438,857
Pzena Investment Management, Inc., Class A	1,067	4,727
Safeguard Scientifics, Inc.*	6,590	102,013
Solar Capital Ltd.	11,539	256,858
Solar Senior Capital Ltd.	2,865	48,419
Stifel Financial Corp.*	8,675	268,058
SWS Group, Inc.*	9,363	49,905
TCP Capital Corp.	1,838	26,578
THL Credit, Inc.	3,681	49,583
TICC Capital Corp.	11,674	113,238
Triangle Capital Corp.	8,664	197,366
Value Partners Group Ltd.	4,634,000	2,258,297
Virtus Investment Partners, Inc.*	898	72,738
Walter Investment Management Corp.	9,076	212,741
WisdomTree Investments, Inc.*	555,450	3,649,307

		18,502,372

Commercial Banks (5.3%)
1st Source Corp.	4,607	104,118
1st United Bancorp, Inc./Florida*	9,755	60,579
Access National Corp.	2,260	29,606
Alliance Financial Corp./ New York	1,515	52,025
American National Bankshares, Inc.	2,430	57,251
Ameris Bancorp*	7,698	96,995
Ames National Corp.	2,541	58,418
Arrow Financial Corp.	3,115	75,290
BancFirst Corp.	2,038	85,413
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,968	192,184
Bancorp, Inc./Delaware*	8,990	84,955
BancorpSouth, Inc.	29,753	432,014
Bank of Kentucky Financial Corp.	1,811	$48,245
Bank of Marin Bancorp/California	1,663	61,548
Bank of the Ozarks, Inc.	2,535	76,253
Banner Corp.	5,738	125,720
Bar Harbor Bankshares	1,235	44,460
BBCN Bancorp, Inc.*	24,693	268,907
Berkshire Bancorp, Inc./ New York*	1,323	11,642
BOK Financial Corp.	14,500	843,900
Boston Private Financial Holdings, Inc.	24,682	220,410
Bridge Bancorp, Inc.	2,686	63,363
Bridge Capital Holdings*	2,204	35,595
Bryn Mawr Bank Corp.	3,616	76,189
BSB Bancorp, Inc./Massachusetts*	2,625	33,469
C&F Financial Corp.	1,006	40,401
Camden National Corp.	2,371	86,826
Capital Bank Corp.*	4,228	9,640
Capital City Bank Group, Inc.	3,356	24,734
Cardinal Financial Corp.	9,335	114,634
Cascade Bancorp*	1,868	11,077
Cathay General Bancorp	240,888	3,977,061
Center Bancorp, Inc.	3,815	42,919
Centerstate Banks, Inc.	9,448	67,553
Central Pacific Financial Corp.*	6,790	95,875
Century Bancorp, Inc./Massachusetts, Class A	1,077	32,019
Chemical Financial Corp.	38,656	831,104
Citizens & Northern Corp.	3,753	71,495
Citizens Republic Bancorp, Inc.*	12,595	215,752
City Holding Co.	4,595	154,806
CNB Financial Corp./ Pennsylvania	3,882	63,315
CoBiz Financial, Inc.	11,152	69,811
Columbia Banking System, Inc.	12,489	235,043
Community Bank System, Inc.	12,492	338,783
Community Trust Bancorp, Inc.	4,452	149,097
Crescent Financial Bancshares, Inc.*	755	3,413
CVB Financial Corp.	27,957	325,699
Eagle Bancorp, Inc.*	5,225	82,294
East West Bancorp, Inc.	182,000	4,269,720
Encore Bancshares, Inc.*	2,675	55,185
Enterprise Bancorp, Inc./Massachusetts	1,806	29,600
Enterprise Financial Services Corp.	5,652	61,946
F.N.B. Corp./Pennsylvania	44,013	478,421
Farmers National Banc Corp.	5,773	35,966
Fidelity Southern Corp.	3,018	26,075
Financial Institutions, Inc.	4,416	74,542
First Bancorp, Inc./Maine	2,757	46,869
First Bancorp/North Carolina	4,799	42,663
First BanCorp/Puerto Rico*	21,908	86,756
First Busey Corp.	23,101	111,578
First California Financial Group, Inc.*	7,140	49,123
First Commonwealth Financial Corp.	33,095	222,729

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
First Community Bancshares, Inc./Virginia	4,921	$71,010
First Connecticut Bancorp, Inc./Connecticut	5,794	78,219
First Financial Bancorp	18,479	295,294
First Financial Bankshares, Inc.	9,914	342,628
First Financial Corp./Indiana	3,512	101,848
First Interstate Bancsystem, Inc.	5,058	72,026
First Merchants Corp.	9,124	113,685
First Midwest Bancorp, Inc./Illinois	23,712	260,358
First of Long Island Corp.	2,486	72,019
FirstMerit Corp.	34,560	570,931
FNB United Corp.*	746	9,691
German American Bancorp, Inc.	3,891	79,765
Glacier Bancorp, Inc.	22,696	351,561
Great Southern Bancorp, Inc.	3,160	87,153
Green Bankshares, Inc.*	3,069	5,095
Guaranty Bancorp*	23,485	49,553
Hancock Holding Co.	24,067	732,599
Hanmi Financial Corp.*	10,088	105,722
Heartland Financial USA, Inc.	4,572	109,728
Heritage Commerce Corp.*	6,476	42,094
Heritage Financial Corp./Washington	4,963	72,708
Heritage Oaks Bancorp*	6,261	34,874
Home BancShares, Inc./Arkansas	6,979	213,418
Horizon Bancorp/Indiana	1,173	30,850
Hudson Valley Holding Corp.	4,931	89,251
IBERIABANK Corp.	9,345	471,455
Independent Bank Corp./Massachusetts	6,905	201,695
International Bancshares Corp.	16,772	327,389
Investors Bancorp, Inc.*	11,952	180,356
Lakeland Bancorp, Inc.	8,450	88,894
Lakeland Financial Corp.	5,117	137,289
MainSource Financial Group, Inc.	6,537	77,333
MB Financial, Inc.	17,318	373,030
Mercantile Bank Corp.*	2,693	49,686
Merchants Bancshares, Inc.	1,627	44,824
Metro Bancorp, Inc.*	4,515	54,315
MetroCorp Bancshares, Inc.*	4,989	53,233
Middleburg Financial Corp.	1,652	28,084
MidSouth Bancorp, Inc.	2,589	36,453
MidWestOne Financial Group, Inc.	2,128	45,752
National Bankshares, Inc./Virginia	2,145	64,607
National Penn Bancshares, Inc.	38,805	371,364
NBT Bancorp, Inc.	10,522	227,170
Northrim BanCorp, Inc.	1,988	42,722
Old National Bancorp/Indiana	29,845	358,438
OmniAmerican Bancorp, Inc.*	3,566	76,419
Oriental Financial Group, Inc.	60,785	673,498
Pacific Capital Bancorp*	1,228	56,156
Pacific Continental Corp.	5,719	50,727
Pacific Mercantile Bancorp*	3,279	22,658
PacWest Bancorp	9,501	224,889
Park National Corp.	3,607	251,588
Park Sterling Corp.*	10,737	50,571
Penns Woods Bancorp, Inc.	1,148	45,702
Peoples Bancorp, Inc./Ohio	14,812	$325,568
Pinnacle Financial Partners, Inc.*	10,996	214,532
Preferred Bank/California*	3,679	49,151
PrivateBancorp, Inc.	19,038	281,001
Prosperity Bancshares, Inc.	14,970	629,189
Renasant Corp.	8,007	125,790
Republic Bancorp, Inc./Kentucky, Class A	3,141	69,887
S&T Bancorp, Inc.	9,098	168,040
Sandy Spring Bancorp, Inc.	7,511	135,198
SCBT Financial Corp.	4,756	167,649
Seacoast Banking Corp. of Florida*	22,938	34,636
Sierra Bancorp	3,648	36,115
Simmons First National Corp., Class A	5,467	127,108
Southside Bancshares, Inc.	5,614	126,203
Southwest Bancorp, Inc./Oklahoma*	5,945	55,942
State Bank Financial Corp.*	10,238	155,208
StellarOne Corp.	7,154	89,282
Sterling Bancorp/New York	9,549	95,299
Sterling Financial Corp./Washington*	8,301	156,806
Suffolk Bancorp*	3,210	41,634
Sun Bancorp, Inc./New Jersey*	11,815	31,900
Susquehanna Bancshares, Inc.	59,164	609,389
SY Bancorp, Inc.	3,828	91,681
Taylor Capital Group, Inc.*	5,153	84,458
Texas Capital Bancshares, Inc.*	1,603	64,745
Tompkins Financial Corp.	2,947	111,043
TowneBank/Virginia	8,310	116,340
Trico Bancshares	5,009	77,139
Trustmark Corp.	20,406	499,539
UMB Financial Corp.	10,177	521,368
Umpqua Holdings Corp.	35,218	463,469
Union First Market Bankshares Corp.	6,276	90,688
United Bankshares, Inc./West Virginia	12,961	335,431
United Community Banks, Inc./Georgia*	12,694	108,788
Univest Corp. of Pennsylvania	5,171	85,477
Virginia Commerce Bancorp, Inc.*	8,555	72,119
Washington Banking Co.	4,817	66,956
Washington Trust Bancorp, Inc.	4,630	112,879
Webster Financial Corp.	22,756	492,895
WesBanco, Inc.	7,369	156,665
West Bancorp, Inc.	4,792	45,572
West Coast Bancorp/Oregon*	5,949	116,898
Westamerica Bancorp	3,977	187,675
Western Alliance Bancorp*	22,126	207,099
Wilshire Bancorp, Inc.*	19,352	106,049
Wintrust Financial Corp.	11,457	406,723

		32,898,673

Consumer Finance (0.7%)
Cash America International, Inc.	5,479	241,295
DFC Global Corp.*	3,105	57,225
EZCORP, Inc., Class A*	152,778	3,584,172

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
First Marblehead Corp.*	18,704	$21,884
Nelnet, Inc., Class A	7,640	175,720
Nicholas Financial, Inc.	3,064	39,280

		4,119,576

Diversified Financial Services (2.3%)
California First National Bancorp	727	11,407
CBOE Holdings, Inc.	18,000	498,240
Gain Capital Holdings, Inc.	4,693	23,418
Marlin Business Services Corp.	2,709	44,401
MicroFinancial, Inc.	1,643	13,308
NewStar Financial, Inc.*	8,167	105,844
Onex Corp.	159,000	6,165,354
PHH Corp.*	17,905	312,980
PICO Holdings, Inc.*	7,164	160,545
Resource America, Inc., Class A	3,553	22,668
Texas Pacific Land Trust	123,300	7,058,925

		14,417,090

Insurance (4.5%)
Alterra Capital Holdings Ltd.	26,988	630,170
American Equity Investment Life Holding Co.	18,934	208,463
American Safety Insurance Holdings Ltd.*	2,646	49,613
AMERISAFE, Inc.*	5,701	147,941
Amtrust Financial Services, Inc.	67,301	1,999,513
Argo Group International Holdings Ltd.	8,101	237,116
Arthur J. Gallagher & Co.	18,500	648,795
Aspen Insurance Holdings Ltd.	44,500	1,286,050
Baldwin & Lyons, Inc., Class B	2,781	64,630
Citizens, Inc./Texas*	12,302	119,945
CNO Financial Group, Inc.	66,839	521,344
Crawford & Co., Class B	8,117	33,199
Donegal Group, Inc., Class A	2,142	28,446
Eastern Insurance Holdings, Inc.	1,949	33,133
EMC Insurance Group, Inc.	1,239	25,028
Employers Holdings, Inc.	7,978	143,923
Enstar Group Ltd.*	2,684	265,555
FBL Financial Group, Inc., Class A	3,195	89,492
First American Financial Corp.	30,370	515,075
Flagstone Reinsurance Holdings S.A.	15,696	125,725
Fortegra Financial Corp.*	1,954	15,632
Global Indemnity plc*	3,623	73,366
Greenlight Capital Reinsurance Ltd., Class A*	224,924	5,717,568
Hallmark Financial Services*	4,181	32,612
Hanover Insurance Group, Inc.	34,600	1,353,898
HCC Insurance Holdings, Inc.	17,500	549,500
Hilltop Holdings, Inc.*	12,518	129,061
Homeowners Choice, Inc.	1,799	31,662
Horace Mann Educators Corp.	12,426	217,207
Independence Holding Co.	2,379	23,433
Infinity Property & Casualty Corp.	3,715	214,244
Investors Title Co.	356	20,267
Kansas City Life Insurance Co.	1,304	45,888
Maiden Holdings Ltd.	15,952	138,463
Meadowbrook Insurance Group, Inc.	14,806	$130,145
Montpelier Reinsurance Holdings Ltd.	65,198	1,388,065
National Financial Partners Corp.*	12,846	172,136
National Interstate Corp.	1,857	49,378
National Western Life Insurance Co., Class A	709	100,621
Navigators Group, Inc.*	1,884	94,294
Old Republic International Corp.	113,000	936,770
OneBeacon Insurance Group Ltd., Class A	6,869	89,434
Phoenix Cos., Inc.*	37,378	69,149
Platinum Underwriters Holdings Ltd.	10,938	416,738
Presidential Life Corp.	6,749	66,343
Primerica, Inc.	14,836	396,566
Protective Life Corp.	91,000	2,676,310
RLI Corp.	10,077	687,251
Safety Insurance Group, Inc.	3,971	161,381
SeaBright Holdings, Inc.	5,996	53,304
Selective Insurance Group, Inc.	17,198	299,417
StanCorp Financial Group, Inc.	35,700	1,326,612
State Auto Financial Corp.	4,033	56,664
Stewart Information Services Corp.	5,734	88,017
Symetra Financial Corp.	24,374	307,600
Tower Group, Inc.	62,119	1,296,424
United Fire Group, Inc.	6,313	134,656
Universal Insurance Holdings, Inc.	5,661	19,304
Validus Holdings Ltd.	35,000	1,121,050

		27,873,586

Real Estate Investment Trusts (REITs) (5.8%)
AG Mortgage Investment Trust, Inc. (REIT)	5,230	112,393
Agree Realty Corp. (REIT)	4,007	88,675
Alexander’s, Inc. (REIT)	685	295,310
American Assets Trust, Inc. (REIT)	10,835	262,749
American Capital Mortgage Investment Corp. (REIT)	11,697	279,324
American Realty Capital Trust, Inc. (REIT)	50,608	552,639
Anworth Mortgage Asset Corp. (REIT)	45,217	318,780
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,466	103,909
Apollo Residential Mortgage, Inc. (REIT)	6,932	133,649
Ares Commercial Real Estate Corp. (REIT)	2,418	42,267
ARMOUR Residential REIT, Inc. (REIT)	57,856	411,356
Ashford Hospitality Trust, Inc. (REIT)	17,138	144,473
Associated Estates Realty Corp. (REIT)	7,926	118,494

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Campus Crest Communities, Inc. (REIT)	9,815	$101,978
CapLease, Inc. (REIT)	21,940	91,051
Capstead Mortgage Corp. (REIT)	30,819	428,692
Cedar Realty Trust, Inc. (REIT)	19,310	97,515
Chatham Lodging Trust (REIT)	4,796	68,487
Chesapeake Lodging Trust (REIT)	10,530	181,327
Colonial Properties Trust (REIT)	27,986	619,610
Colony Financial, Inc. (REIT)	11,164	193,137
Coresite Realty Corp. (REIT)	3,250	83,915
Cousins Properties, Inc. (REIT)	29,501	228,633
CreXus Investment Corp. (REIT)	22,216	225,937
CubeSmart (REIT)	39,115	456,472
CYS Investments, Inc. (REIT)	38,479	529,856
DCT Industrial Trust, Inc. (REIT)	78,856	496,793
DiamondRock Hospitality Co. (REIT)	53,367	544,343
DuPont Fabros Technology, Inc. (REIT)	10,432	297,938
Dynex Capital, Inc. (REIT)	18,977	196,981
EastGroup Properties, Inc. (REIT)	894	47,650
Education Realty Trust, Inc. (REIT)	30,323	335,979
Entertainment Properties Trust (REIT)	15,016	617,308
Equity Lifestyle Properties, Inc. (REIT)	95,050	6,555,598
Equity One, Inc. (REIT)	17,851	378,441
Excel Trust, Inc. (REIT)	11,321	135,399
FelCor Lodging Trust, Inc. (REIT)*	16,127	75,797
First Industrial Realty Trust, Inc. (REIT)*	28,269	356,755
First Potomac Realty Trust (REIT)	16,521	194,452
Franklin Street Properties Corp. (REIT)	23,546	249,117
Getty Realty Corp. (REIT)	8,338	159,673
Gladstone Commercial Corp. (REIT)	3,924	65,374
Glimcher Realty Trust (REIT)	5,010	51,202
Government Properties Income Trust (REIT)	12,369	279,787
Gramercy Capital Corp./New York (REIT)*	15,268	38,170
Gyrodyne Co. of America, Inc. (REIT)*	59	6,744
Healthcare Realty Trust, Inc. (REIT)	24,995	595,881
Hersha Hospitality Trust (REIT)	54,605	288,314
Highwoods Properties, Inc. (REIT)	4,814	161,991
Hudson Pacific Properties, Inc. (REIT)	11,919	207,510
Inland Real Estate Corp. (REIT)	14,485	121,384
Invesco Mortgage Capital, Inc. (REIT)	37,188	682,028
Investors Real Estate Trust (REIT)	28,466	224,881
iStar Financial, Inc. (REIT)*	26,890	173,440
Kite Realty Group Trust (REIT)	18,207	$90,853
LaSalle Hotel Properties (REIT)	27,154	791,268
Lexington Realty Trust (REIT)	38,193	323,495
LTC Properties, Inc. (REIT)	7,840	284,435
Medical Properties Trust, Inc. (REIT)	43,693	420,327
Mission West Properties, Inc. (REIT)	6,388	55,065
Monmouth Real Estate Investment Corp. (REIT), Class A	8,011	93,889
New York Mortgage Trust, Inc. (REIT)	5,944	41,965
NorthStar Realty Finance Corp. (REIT)	43,346	226,266
One Liberty Properties, Inc. (REIT)	3,898	73,399
Parkway Properties, Inc./Maryland (REIT)	5,388	61,639
Pebblebrook Hotel Trust (REIT)	16,800	391,608
Pennsylvania Real Estate Investment Trust (REIT)	17,781	266,359
PennyMac Mortgage Investment Trust (REIT)	12,694	250,453
Potlatch Corp. (REIT)	5,088	162,511
PS Business Parks, Inc. (REIT)	1,247	84,447
RAIT Financial Trust (REIT)	15,415	71,217
Ramco-Gershenson Properties Trust (REIT)	14,790	185,910
Redwood Trust, Inc. (REIT)	25,582	319,263
Resource Capital Corp. (REIT)	27,863	148,510
Retail Opportunity Investments Corp. (REIT)	15,812	190,693
RLJ Lodging Trust (REIT)	34,009	616,583
Rouse Properties, Inc. (REIT)*	237,132	3,213,139
Sabra Health Care REIT, Inc. (REIT)	11,911	203,797
Select Income REIT (REIT)*	3,303	78,479
Sovran Self Storage, Inc. (REIT)	1,047	52,444
STAG Industrial, Inc. (REIT)	7,870	114,745
Strategic Hotels & Resorts, Inc. (REIT)*	9,312	60,156
Summit Hotel Properties, Inc. (REIT)	9,450	79,096
Sunstone Hotel Investors, Inc. (REIT)*	37,895	416,466
Terreno Realty Corp. (REIT)	4,585	69,279
Two Harbors Investment Corp. (REIT)	69,936	724,537
UMH Properties, Inc. (REIT)	4,039	43,338
Universal Health Realty Income Trust (REIT)	1,765	73,300
Urstadt Biddle Properties, Inc. (REIT), Class A	2,341	46,282
Washington Real Estate Investment Trust (REIT)	14,798	421,003
Western Asset Mortgage Capital Corp. (REIT)*	2,744	53,481
Whitestone REIT (REIT), Class B	3,663	50,586
Winthrop Realty Trust (REIT)	412,600	5,017,216

		35,577,057

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares		Value (Note 1)
Real Estate Management & Development (1.6%)
AV Homes, Inc.*	3,128		$45,606
Consolidated-Tomoka Land Co.	1,349		38,824
Forestar Group, Inc.*	10,949		140,257
Howard Hughes Corp.*	150,000		9,246,000
Kennedy-Wilson Holdings, Inc.	11,002		154,138
Thomas Properties Group, Inc.	9,995		54,373

			9,679,198

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	27,497		269,471
Bank Mutual Corp.	14,699		64,823
BankFinancial Corp.	6,526		49,141
Beneficial Mutual Bancorp, Inc.*	9,361		80,785
Berkshire Hills Bancorp, Inc.	7,009		154,198
BofI Holding, Inc.*	2,948		58,252
Brookline Bancorp, Inc.	22,042		195,072
Cape Bancorp, Inc.*	3,506		29,135
Charter Financial Corp./Georgia	2,120		20,564
Clifton Savings Bancorp, Inc.	2,253		23,454
Dime Community Bancshares, Inc.	9,849		130,893
Doral Financial Corp.*	40,234		60,351
ESB Financial Corp.	3,297		43,520
ESSA Bancorp, Inc.	2,933		31,676
EverBank Financial Corp.*	7,332		79,699
Farmer Mac, Class C	3,133		82,179
First Defiance Financial Corp.	3,019		51,685
First Federal Bancshares of Arkansas, Inc.*	642		5,200
First Financial Holdings, Inc.	5,220		55,958
First Financial Northwest, Inc.*	4,928		40,015
First PacTrust Bancorp, Inc.	3,310		39,257
Flushing Financial Corp.	9,833		134,024
Fox Chase Bancorp, Inc.	3,875		55,955
Franklin Financial Corp./Virginia*	4,660		76,657
Heritage Financial Group, Inc.	2,372		30,528
Hingham Institution for Savings	383		23,160
Home Bancorp, Inc.*	2,262		38,748
Home Federal Bancorp, Inc./ Idaho	4,735		49,718
Home Loan Servicing Solutions Ltd.	4,273		57,258
HomeStreet, Inc.*	1,332		42,611
Kaiser Federal Financial Group, Inc.	2,740		40,497
Kearny Financial Corp.	4,533		43,925
Meridian Interstate Bancorp, Inc.*	2,613		36,373
MGIC Investment Corp.*	59,989		172,768
NASB Financial, Inc.*	1,317		26,142
Northfield Bancorp, Inc./ New Jersey	4,638		65,906
Northwest Bancshares, Inc.	30,762		360,223
OceanFirst Financial Corp.	4,591		65,927
Ocwen Financial Corp.*	31,920		599,458
Oritani Financial Corp.	9,438		135,813
Peoples Federal Bancshares, Inc.*	1,951		32,582
Provident Financial Holdings, Inc.	3,106		35,812
Provident Financial Services, Inc.	19,122		293,523
Provident New York Bancorp	10,728		81,426
Radian Group, Inc.	41,331		135,979
Rockville Financial, Inc.	8,960		$103,667
Roma Financial Corp.	2,126		18,114
SI Financial Group, Inc.	3,377		38,835
Territorial Bancorp, Inc.	3,460		78,784
Tree.com, Inc.*	687		7,859
TrustCo Bank Corp./New York	163,430		892,328
United Financial Bancorp, Inc.	4,730		68,017
ViewPoint Financial Group, Inc.	10,807		169,021
Walker & Dunlop, Inc.*	3,720		47,802
Waterstone Financial, Inc.*	2,252		8,558
Westfield Financial, Inc.	8,224		60,035
WSFS Financial Corp.	2,398		96,903

			5,790,264

Total Financials			148,857,816

Health Care (2.6%)
Biotechnology (0.2%)
Agenus, Inc.*	2,706		14,179
Allos Therapeutics, Inc.*	7,188		12,867
AMAG Pharmaceuticals, Inc.*	1,416		21,806
Arena Pharmaceuticals, Inc.*	7,159		71,447
Astex Pharmaceuticals*	29,106		60,832
AVEO Pharmaceuticals, Inc.*	956		11,625
Codexis, Inc.*	8,084		30,234
Curis, Inc.*	5,577		30,116
Cytori Therapeutics, Inc.*	4,077		11,008
Dynavax Technologies Corp.*	6,309		27,255
Emergent Biosolutions, Inc.*	6,494		98,384
Enzon Pharmaceuticals, Inc.*	13,296		91,344
Geron Corp.*	40,989		70,501
GTx, Inc.*	1,491		5,263
Horizon Pharma, Inc.*	2,962		21,119
Idenix Pharmaceuticals, Inc.*	2,703		27,841
Immunogen, Inc.*	5,377		90,226
InterMune, Inc.*	8,963		107,108
Lexicon Pharmaceuticals, Inc.*	34,886		78,493
Maxygen, Inc.*	8,454		50,386
Momenta Pharmaceuticals, Inc.*	9,046		122,302
NPS Pharmaceuticals, Inc.*	9,091		78,273
PDL BioPharma, Inc.	6,082		40,324
Repligen Corp.*	1,026		4,412
Rigel Pharmaceuticals, Inc.*	4,156		38,651
Targacept, Inc.*	8,466		36,404
Vical, Inc.*	2,474		8,906
XOMA Corp.*	2,363		7,089

			1,268,395

Health Care Equipment & Supplies (1.6%)
Alphatec Holdings, Inc.*	16,874		31,048
AngioDynamics, Inc.*	7,931		95,251
ArthroCare Corp.*	1,517		44,418
Biolase, Inc.*	—	@	1
Cerus Corp.*	2,125		7,055
CONMED Corp.	8,917		246,733
CryoLife, Inc.*	8,961		46,866
Cynosure, Inc., Class A*	1,520		32,148
Derma Sciences, Inc.*	2,711		25,809
Exactech, Inc.*	2,085		34,965
Greatbatch, Inc.*	7,492		170,143
Hill-Rom Holdings, Inc.	28,100		866,885
ICU Medical, Inc.*	385		20,551

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Integra LifeSciences Holdings Corp.*	2,658	$98,824
Invacare Corp.	9,999	154,285
Merit Medical Systems, Inc.*	12,477	172,307
Natus Medical, Inc.*	3,614	41,995
NuVasive, Inc.*	10,253	260,016
Orthofix International N.V.*	1,191	49,129
Palomar Medical Technologies, Inc.*	5,942	50,507
PhotoMedex, Inc.*	644	7,825
Rochester Medical Corp.*	371,433	3,996,619
Rockwell Medical Technologies, Inc.*	487	4,534
RTI Biologics, Inc.*	16,344	61,453
Solta Medical, Inc.*	18,875	55,304
STERIS Corp.	34,880	1,094,186
SurModics, Inc.*	3,743	64,754
Symmetry Medical, Inc.*	8,063	69,180
Teleflex, Inc.	18,000	1,096,380
Tornier N.V.*	1,430	32,061
West Pharmaceutical Services, Inc.	16,924	854,493
Wright Medical Group, Inc.*	12,388	264,484
Young Innovations, Inc.	902	31,110
Zeltiq Aesthetics, Inc.*	3,151	17,646

		10,098,965

Health Care Providers & Services (0.6%)
Almost Family, Inc.*	2,594	57,950
Amedisys, Inc.*	9,484	118,076
AMN Healthcare Services, Inc.*	5,759	34,151
Amsurg Corp.*	6,744	202,185
Assisted Living Concepts, Inc., Class A	5,990	85,178
BioScrip, Inc.*	10,025	74,486
Capital Senior Living Corp.*	1,278	13,547
Chindex International, Inc.*	3,603	35,309
Cross Country Healthcare, Inc.*	8,866	38,744
Ensign Group, Inc.	2,045	57,812
ExamWorks Group, Inc.*	7,477	98,921
Five Star Quality Care, Inc.*	12,887	39,563
Gentiva Health Services, Inc.*	9,639	66,798
Hanger, Inc.*	10,771	276,168
HealthSouth Corp.*	4,772	110,997
Healthways, Inc.*	10,482	83,646
IntegraMed America, Inc.*	1,104	15,290
Kindred Healthcare, Inc.*	16,709	164,249
LHC Group, Inc.*	4,730	80,221
Magellan Health Services, Inc.*	8,171	370,391
Molina Healthcare, Inc.*	8,671	203,422
National Healthcare Corp.	3,288	148,716
Owens & Minor, Inc.	2,919	89,409
PDI, Inc.*	2,798	23,056
PharMerica Corp.*	9,448	103,172
Providence Service Corp.*	3,198	43,845
Select Medical Holdings Corp.*	11,079	112,009
Skilled Healthcare Group, Inc., Class A*	496	3,115
Sun Healthcare Group, Inc.*	7,861	65,797
Sunrise Senior Living, Inc.*	3,597	26,222
Triple-S Management Corp., Class B*	6,070	110,960
Universal American Corp.*	11,823	$124,496
Vanguard Health Systems, Inc.*	1,492	13,264
WellCare Health Plans, Inc.*	7,024	372,272

		3,463,437

Health Care Technology (0.1%)
Epocrates, Inc.*	164	1,315
Greenway Medical Technologies*	583	9,509
MedAssets, Inc.*	12,315	165,637
Mediware Information Systems*	319	4,657
Merge Healthcare, Inc.*	4,306	12,315
Omnicell, Inc.*	9,292	136,035
Vocera Communications, Inc.*	1,267	33,943

		363,411

Life Sciences Tools & Services (0.0%)
Affymetrix, Inc.*	21,611	101,355
Cambrex Corp.*	4,525	42,580
Harvard Bioscience, Inc.*	6,632	25,003
Pacific Biosciences of California, Inc.*	11,482	24,916
Sequenom, Inc.*	8,661	35,164

		229,018

Pharmaceuticals (0.1%)
AVANIR Pharmaceuticals, Inc., Class A*	2,804	10,992
Cornerstone Therapeutics, Inc.*	2,430	15,382
Cumberland Pharmaceuticals, Inc.*	1,658	10,711
Hi-Tech Pharmacal Co., Inc.*	2,099	68,008
Lannett Co., Inc.*	4,964	21,047
Nektar Therapeutics*	10,498	84,719
Par Pharmaceutical Cos., Inc.*	2,840	102,637
Supernus Pharmaceuticals, Inc.*	1,065	9,968
Transcept Pharmaceuticals, Inc.*	3,412	21,154
ViroPharma, Inc.*	21,957	520,381
XenoPort, Inc.*	1,269	7,665

		872,664

Total Health Care		16,295,890

Industrials (16.3%)
Aerospace & Defense (0.9%)
AAR Corp.	94,643	1,275,788
Aerovironment, Inc.*	2,207	58,066
American Science & Engineering, Inc.	2,270	128,141
API Technologies Corp.*	10,146	37,337
Ceradyne, Inc.	44,416	1,139,270
Cubic Corp.	2,307	110,921
Curtiss-Wright Corp.	14,751	458,018
DigitalGlobe, Inc.*	3,516	53,303
Esterline Technologies Corp.*	9,669	602,862
GenCorp, Inc.*	4,015	26,138
GeoEye, Inc.*	4,813	74,505
KEYW Holding Corp.*	3,467	34,809
Kratos Defense & Security Solutions, Inc.*	12,658	73,923
LMI Aerospace, Inc.*	2,470	42,929
Moog, Inc., Class A*	12,613	521,547
National Presto Industries, Inc.	1,350	94,189

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Orbital Sciences Corp.*	18,589	$240,170
SIFCO Industries, Inc.	398	9,146
Sypris Solutions, Inc.	943	6,573
Teledyne Technologies, Inc.*	7,569	466,629

		5,454,264

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	16,311	84,817
Atlas Air Worldwide Holdings, Inc.*	8,318	361,916
Pacer International, Inc.*	9,981	54,097
Park-Ohio Holdings Corp.*	240	4,568

		505,398

Airlines (0.2%)
Alaska Air Group, Inc.*	1,198	43,008
Hawaiian Holdings, Inc.*	7,278	47,380
JetBlue Airways Corp.*	73,483	389,460
Republic Airways Holdings, Inc.*	6,861	38,078
SkyWest, Inc.	94,820	619,175

		1,137,101

Building Products (1.2%)
A.O. Smith Corp.	18,186	889,114
Ameresco, Inc., Class A*	1,582	18,873
American Woodmark Corp.*	34,440	588,924
Apogee Enterprises, Inc.	75,947	1,220,468
Gibraltar Industries, Inc.*	79,534	825,563
Griffon Corp.	14,173	121,604
Insteel Industries, Inc.	5,029	56,073
NCI Building Systems, Inc.*	5,720	61,948
PGT, Inc.*	2,782	8,429
Quanex Building Products Corp.	11,544	206,407
Simpson Manufacturing Co., Inc.	46,272	1,365,487
Universal Forest Products, Inc.	56,876	2,217,027

		7,579,917

Commercial Services & Supplies (2.4%)
A.T. Cross Co., Class A*	223	2,201
ABM Industries, Inc.	65,758	1,286,226
ACCO Brands Corp.*	19,270	199,252
American Reprographics Co.*	9,170	46,125
Asset Acceptance Capital Corp.*	4,994	33,959
Asta Funding, Inc.	3,415	31,999
Casella Waste Systems, Inc., Class A*	7,667	44,852
CECO Environmental Corp.	555	4,384
Cenveo, Inc.*	17,220	33,235
CompX International, Inc.	248	3,125
Consolidated Graphics, Inc.*	2,521	73,235
Courier Corp.	3,177	42,095
Deluxe Corp.	5,341	133,204
Encore Capital Group, Inc.*	1,472	43,601
EnergySolutions, Inc.*	18,920	31,975
EnerNOC, Inc.*	5,089	36,844
Ennis, Inc.	8,279	127,331
G&K Services, Inc., Class A	5,884	183,522
GEO Group, Inc.*	19,400	440,768
HNI Corp.	764	19,673
Intersections, Inc.	890	14,106
Kimball International, Inc., Class B	10,081	$77,624
Knoll, Inc.	4,574	61,383
McGrath RentCorp	3,743	99,189
Metalico, Inc.*	12,664	27,861
Mine Safety Appliances Co.	25,800	1,038,192
Mobile Mini, Inc.*	217,020	3,125,088
Multi-Color Corp.	3,995	88,849
NL Industries, Inc.	1,938	24,167
Quad/Graphics, Inc.	8,001	115,054
Schawk, Inc.	50,898	646,405
Steelcase, Inc., Class A	20,615	186,153
Swisher Hygiene, Inc.*	35,120	88,854
Sykes Enterprises, Inc.*	12,275	195,909
Team, Inc.*	158,800	4,951,384
Tetra Tech, Inc.*	3,753	97,878
TMS International Corp., Class A*	1,945	19,392
TRC Cos., Inc.*	774	4,706
U.S. Ecology, Inc.	2,093	37,130
UniFirst Corp.	4,569	291,274
United Stationers, Inc.	12,046	324,640
Viad Corp.	6,340	126,800

		14,459,644

Construction & Engineering (1.5%)
Aegion Corp.*	10,655	190,618
Argan, Inc.	2,353	32,895
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	72,000	2,733,120
Comfort Systems USA, Inc.	8,261	82,775
Dycom Industries, Inc.*	1,398	26,017
EMCOR Group, Inc.	47,188	1,312,770
Furmanite Corp.*	451,624	2,194,893
Granite Construction, Inc.	72,639	1,896,604
Great Lakes Dredge & Dock Corp.	16,482	117,352
Layne Christensen Co.*	6,281	129,954
Michael Baker Corp.*	2,649	69,112
MYR Group, Inc.*	2,885	49,218
Northwest Pipe Co.*	2,912	70,645
Orion Marine Group, Inc.*	8,610	59,926
Pike Electric Corp.*	5,178	39,974
Primoris Services Corp.	6,836	82,032
Sterling Construction Co., Inc.*	4,610	47,114
Tutor Perini Corp.*	11,277	142,880

		9,277,899

Electrical Equipment (0.7%)
A123 Systems, Inc.*	33,652	42,401
American Superconductor Corp.*	11,080	52,076
Belden, Inc.	1,611	53,727
Brady Corp., Class A	52,901	1,455,306
Encore Wire Corp.	5,929	158,779
EnerSys*	12,123	425,154
Enphase Energy, Inc.*	687	4,273
Franklin Electric Co., Inc.	15,748	805,195
FuelCell Energy, Inc.*	35,107	35,458
Generac Holdings, Inc.*	4,281	103,001
General Cable Corp.*	8,500	220,490
Global Power Equipment Group, Inc.	5,413	118,220

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
II-VI, Inc.*	2,497	$41,625
LSI Industries, Inc.	6,042	43,019
Powell Industries, Inc.*	18,637	696,278
Preformed Line Products Co.	693	40,132
Roper Industries, Inc.	1,300	128,154
Vicor Corp.	4,868	33,784

		4,457,072

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	26,500	1,405,030
Seaboard Corp.*	99	211,165
Standex International Corp.	3,076	130,945

		1,747,140

Machinery (3.3%)
Accuride Corp.*	14,925	89,550
Actuant Corp., Class A	17,416	473,019
Alamo Group, Inc.	2,205	69,171
Albany International Corp., Class A	8,650	161,841
Altra Holdings, Inc.	3,843	60,643
American Railcar Industries, Inc.*	3,036	82,276
Ampco-Pittsburgh Corp.	2,698	49,454
Astec Industries, Inc.*	35,858	1,100,123
Barnes Group, Inc.	17,035	413,780
Briggs & Stratton Corp.	69,506	1,215,660
Cascade Corp.	2,686	126,376
CIRCOR International, Inc.	12,878	439,011
Colfax Corp.*	44,900	1,237,893
Columbus McKinnon Corp.*	6,117	92,306
Douglas Dynamics, Inc.	6,973	99,365
Dynamic Materials Corp.	2,611	45,249
Eastern Co.	1,855	29,958
Energy Recovery, Inc.*	14,295	34,308
EnPro Industries, Inc.*	34,617	1,293,637
ESCO Technologies, Inc.	5,725	208,619
Federal Signal Corp.*	17,287	100,956
Flow International Corp.*	11,645	36,682
FreightCar America, Inc.	3,751	86,160
Gardner Denver, Inc.	20,300	1,074,073
Graco, Inc.	18,900	870,912
Greenbrier Cos., Inc.*	7,179	126,207
Hardinge, Inc.	3,514	31,977
Hurco Cos., Inc.*	1,996	40,898
Kadant, Inc.*	3,664	85,921
Kaydon Corp.	43,555	931,641
Kennametal, Inc.	31,000	1,027,650
L.B. Foster Co., Class A	2,801	80,137
Lincoln Electric Holdings, Inc.	27,100	1,186,709
Lydall, Inc.*	5,415	73,211
Meritor, Inc.*	23,318	121,720
Met-Pro Corp.	4,094	37,706
Miller Industries, Inc.	3,480	55,436
Mueller Industries, Inc.	36,341	1,547,763
Mueller Water Products, Inc., Class A	16,917	58,533
NACCO Industries, Inc., Class A	1,727	200,764
NN, Inc.*	5,283	53,939
Nordson Corp.	14,200	728,318
Pentair, Inc.	20,000	765,600
PMFG, Inc.*	6,474	50,562
Rexnord Corp.*	7,179	143,867
Robbins & Myers, Inc.	7,181	$300,309
Timken Co.	1,700	77,843
Trimas Corp.*	810	16,281
Trinity Industries, Inc.	61,900	1,546,262
Twin Disc, Inc.	2,640	48,814
Wabash National Corp.*	100,569	665,767
Watts Water Technologies, Inc., Class A	30,323	1,010,969

		20,505,826

Marine (0.5%)
Genco Shipping & Trading Ltd.*	10,001	30,503
International Shipholding Corp.	1,840	34,703
Kirby Corp.*	66,000	3,107,280
Rand Logistics, Inc.*	5,190	44,115

		3,216,601

Professional Services (0.4%)
CBIZ, Inc.*	12,427	73,816
CDI Corp.	3,592	58,909
CRA International, Inc.*	3,272	48,066
Dolan Co.*	9,594	64,568
Franklin Covey Co.*	1,316	13,476
FTI Consulting, Inc.*	13,278	381,742
GP Strategies Corp.*	451	8,330
Heidrick & Struggles International, Inc.	5,583	97,702
Hill International, Inc.*	6,290	20,128
Hudson Global, Inc.*	10,195	42,513
ICF International, Inc.*	6,300	150,192
Insperity, Inc.	24,600	665,430
Kelly Services, Inc., Class A	8,533	110,161
Kforce, Inc.*	926	12,464
Korn/Ferry International*	15,037	215,781
Navigant Consulting, Inc.*	16,383	207,081
Pendrell Corp.*	48,225	54,012
Resources Connection, Inc.	13,170	161,991
RPX Corp.*	553	7,936
TrueBlue, Inc.*	3,444	53,313
VSE Corp.	1,288	30,642
WageWorks, Inc.*	822	12,379

		2,490,632

Road & Rail (2.4%)
Amerco, Inc.	2,746	247,058
Arkansas Best Corp.	8,109	102,173
Dollar Thrifty Automotive Group, Inc.*	4,190	339,222
Genesee & Wyoming, Inc., Class A*	85,700	4,528,388
Heartland Express, Inc.	3,184	45,563
Marten Transport Ltd.	46,852	996,074
Patriot Transportation Holding, Inc.*	1,931	45,437
Quality Distribution, Inc.*	4,202	46,600
RailAmerica, Inc.*	773	18,707
Roadrunner Transportation Systems, Inc.*	1,953	32,986
Saia, Inc.*	229,100	5,014,999
Universal Truckload Services, Inc.	1,777	26,877
Vitran Corp., Inc.*	565,000	3,390,000
Werner Enterprises, Inc.	1,852	44,244

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Zipcar, Inc.*	1,427	$16,739

		14,895,067

Trading Companies & Distributors (2.4%)
Aceto Corp.	6,414	57,918
Aircastle Ltd.	18,520	223,166
Applied Industrial Technologies, Inc.	7,929	292,184
BlueLinx Holdings, Inc.*	5,870	13,794
CAI International, Inc.*	2,450	48,706
DXP Enterprises, Inc.*	125,000	5,186,250
Edgen Group, Inc.*	3,573	26,869
H&E Equipment Services, Inc.*	4,006	60,210
Houston Wire & Cable Co.	3,531	38,594
Interline Brands, Inc.*	8,914	223,474
Rush Enterprises, Inc., Class A*	227,491	3,719,478
SeaCube Container Leasing Ltd.	3,038	51,859
TAL International Group, Inc.	149,600	5,010,104
Willis Lease Finance Corp.*	1,815	22,361

		14,974,967

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,021	51,187

Total Industrials		100,752,715

Information Technology (4.9%)
Communications Equipment (0.8%)
Anaren, Inc.*	4,032	79,027
Arris Group, Inc.*	30,979	430,918
Aviat Networks, Inc.*	19,217	53,808
Aware, Inc.	744	4,799
Bel Fuse, Inc., Class B	3,278	57,726
Black Box Corp.	5,521	158,453
Calix, Inc.*	8,105	66,623
Ciena Corp.*	7,718	126,344
Comtech Telecommunications Corp.	6,026	172,223
Digi International, Inc.*	8,028	82,207
Emulex Corp.*	27,306	196,603
Finisar Corp.*	28,749	430,085
Globecomm Systems, Inc.*	1,632	16,548
Harmonic, Inc.*	37,040	157,790
Infinera Corp.*	3,584	24,515
KVH Industries, Inc.*	703	8,787
Loral Space & Communications, Inc.	21,030	1,416,371
NETGEAR, Inc.*	6,595	227,593
Oclaro, Inc.*	15,959	48,515
Oplink Communications, Inc.*	5,996	81,126
PC-Tel, Inc.	5,710	36,944
Plantronics, Inc.	8,890	296,926
ShoreTel, Inc.*	1,825	7,993
Sonus Networks, Inc.*	60,530	130,139
Sycamore Networks, Inc.*	6,341	92,071
Symmetricom, Inc.*	12,921	77,397
Tellabs, Inc.	114,660	381,818
Telular Corp.	1,982	18,314
Tessco Technologies, Inc.	801	17,662
ViaSat, Inc.*	9,000	339,930
Westell Technologies, Inc., Class A*	14,432	34,348

		5,273,603

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	9,053	$67,264
Electronics for Imaging, Inc.*	13,365	217,181
Imation Corp.*	9,494	56,110
Immersion Corp.*	707	3,980
Intermec, Inc.*	16,427	101,847
Intevac, Inc.*	7,164	53,873
OCZ Technology Group, Inc.*	21,156	112,127
QLogic Corp.*	23,120	316,513
Quantum Corp.*	69,911	141,919
Silicon Graphics International Corp.*	9,451	60,676
STEC, Inc.*	11,102	86,596
Super Micro Computer, Inc.*	963	15,273

		1,233,359

Electronic Equipment, Instruments & Components (1.4%)
Aeroflex Holding Corp.*	6,230	37,692
Agilysys, Inc.*	4,494	38,963
Anixter International, Inc.	3,505	185,940
Audience, Inc.*	1,626	31,349
Benchmark Electronics, Inc.*	126,282	1,761,634
Brightpoint, Inc.*	21,820	118,046
Checkpoint Systems, Inc.*	12,858	111,993
Coherent, Inc.*	5,290	229,057
CTS Corp.	10,489	98,806
Daktronics, Inc.	8,246	56,980
Echelon Corp.*	5,346	18,604
Electro Rent Corp.	5,197	84,347
Electro Scientific Industries, Inc.	7,200	85,104
Fabrinet*	6,937	87,059
FEI Co.*	756	36,167
GSI Group, Inc.*	8,683	99,507
Ingram Micro, Inc., Class A*	55,000	960,850
Insight Enterprises, Inc.*	13,976	235,216
Kemet Corp.*	14,118	84,849
Key Tronic Corp.*	2,664	21,951
LeCroy Corp.*	1,377	19,636
Littelfuse, Inc.	647	36,808
Measurement Specialties, Inc.*	561	18,238
Mercury Computer Systems, Inc.*	9,693	125,331
Methode Electronics, Inc.	11,642	99,073
Multi-Fineline Electronix, Inc.*	25,385	625,486
NeoPhotonics Corp.*	6,049	29,882
Newport Corp.*	12,045	144,781
Park Electrochemical Corp.	6,504	168,324
PC Connection, Inc.	2,769	29,407
Plexus Corp.*	6,220	175,404
Power-One, Inc.*	21,150	95,598
RadiSys Corp.*	7,095	44,557
RealD, Inc.*	2,015	30,144
Richardson Electronics Ltd.	4,219	52,020
Rofin-Sinar Technologies, Inc.*	68,884	1,303,974
Rogers Corp.*	2,983	118,157
Sanmina-SCI Corp.*	25,655	210,115
ScanSource, Inc.*	8,673	265,741
SYNNEX Corp.*	8,307	286,509
TTM Technologies, Inc.*	16,831	158,380
Viasystems Group, Inc.*	1,201	20,417
Vishay Precision Group, Inc.*	3,861	53,861
Zygo Corp.*	4,245	75,816

		8,571,773

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.4%)
Bankrate, Inc.*	1,909	$35,107
Bazaarvoice, Inc.*	205	3,731
Blucora, Inc.*	10,694	131,750
Brightcove, Inc.*	108	1,647
DealerTrack Holdings, Inc.*	1,451	43,690
Demand Media, Inc.*	2,400	26,880
Demandware, Inc.*	158	3,743
Digital River, Inc.*	11,620	193,124
EarthLink, Inc.	33,401	248,503
Internap Network Services Corp.*	8,268	53,825
IntraLinks Holdings, Inc.*	11,414	49,993
j2 Global, Inc.	2,484	65,627
Keynote Systems, Inc.	4,890	72,616
KIT Digital, Inc.*	15,079	64,689
Limelight Networks, Inc.*	18,782	55,031
Marchex, Inc., Class B	6,802	24,555
Market Leader, Inc.*	958	4,867
MeetMe, Inc.*	4,990	11,726
Millennial Media, Inc.*	346	4,564
Monster Worldwide, Inc.*	38,166	324,411
Perficient, Inc.*	2,286	25,672
QuinStreet, Inc.*	10,307	95,443
RealNetworks, Inc.	6,662	57,560
support.com, Inc.*	4,122	13,149
TechTarget, Inc.*	4,723	23,804
United Online, Inc.	28,434	119,991
Unwired Planet, Inc.*	1,524	3,505
ValueClick, Inc.*	10,145	166,277
WebMD Health Corp.*	15,964	327,422

		2,252,902

IT Services (0.4%)
Acxiom Corp.*	24,218	365,934
CACI International, Inc., Class A*	7,732	425,415
CIBER, Inc.*	22,840	98,440
Computer Task Group, Inc.*	1,071	16,054
Convergys Corp.	36,781	543,255
CSG Systems International, Inc.*	4,617	79,782
Euronet Worldwide, Inc.*	15,952	273,098
ManTech International Corp., Class A	7,215	169,336
ModusLink Global Solutions, Inc.*	11,515	34,430
MoneyGram International, Inc.*	4,839	70,650
TeleTech Holdings, Inc.*	7,242	115,872
Unisys Corp.*	6,816	133,253

		2,325,519

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	12,610	169,226
Alpha & Omega Semiconductor Ltd.*	5,481	50,151
Amkor Technology, Inc.*	25,312	123,523
ANADIGICS, Inc.*	21,289	38,533
Applied Micro Circuits Corp.*	19,437	111,180
ATMI, Inc.*	9,466	194,716
AuthenTec, Inc.*	1,213	5,252
Axcelis Technologies, Inc.*	32,256	38,707
AXT, Inc.*	10,121	39,978
Brooks Automation, Inc.	20,729	$195,682
CEVA, Inc.*	1,791	31,539
Cohu, Inc.	80,243	815,269
Cymer, Inc.*	6,751	397,971
Diodes, Inc.*	11,170	209,661
DSP Group, Inc.*	6,506	41,248
Entegris, Inc.*	43,138	368,398
Entropic Communications, Inc.*	27,663	156,019
Exar Corp.*	10,161	82,914
First Solar, Inc.*	18,997	286,095
FormFactor, Inc.*	15,749	101,896
FSI International, Inc.*	12,133	43,557
GSI Technology, Inc.*	6,291	29,819
GT Advanced Technologies, Inc.*	5,827	30,767
Inphi Corp.*	4,414	41,845
Integrated Device Technology, Inc.*	44,724	251,349
Integrated Silicon Solution, Inc.*	8,429	85,049
International Rectifier Corp.*	21,807	435,922
Intersil Corp., Class A	39,996	425,957
IXYS Corp.*	7,701	86,020
Kopin Corp.*	20,940	72,034
Lattice Semiconductor Corp.*	37,171	140,135
LTX-Credence Corp.*	15,415	103,280
MA-COM Technology Solutions Holdings, Inc.*	1,632	30,192
Mattson Technology, Inc.*	18,447	32,282
MaxLinear, Inc., Class A*	5,761	28,575
MEMC Electronic Materials, Inc.*	56,854	123,373
Mindspeed Technologies, Inc.*	11,263	27,707
MIPS Technologies, Inc.*	3,410	22,745
MKS Instruments, Inc.	16,505	477,490
MoSys, Inc.*	10,357	33,557
Nanometrics, Inc.*	7,403	113,710
OmniVision Technologies, Inc.*	16,530	220,841
Pericom Semiconductor Corp.*	7,432	66,888
Photronics, Inc.*	18,959	115,650
PLX Technology, Inc.*	1,006	6,388
QuickLogic Corp.*	1,949	4,892
Rambus, Inc.*	32,248	185,104
RF Micro Devices, Inc.*	77,044	327,437
Rubicon Technology, Inc.*	5,367	54,743
Rudolph Technologies, Inc.*	9,951	86,773
Sigma Designs, Inc.*	10,048	64,106
Silicon Image, Inc.*	4,225	17,491
Spansion, Inc., Class A*	15,186	166,742
STR Holdings, Inc.*	9,597	43,762
SunPower Corp.*	6,791	32,665
Supertex, Inc.*	3,367	63,468
Tessera Technologies, Inc.	16,344	251,207
TriQuint Semiconductor, Inc.*	53,065	291,857
Ultra Clean Holdings, Inc.*	7,285	46,843
Veeco Instruments, Inc.*	9,111	313,054

		8,453,234

Software (0.3%)
Accelrys, Inc.*	17,548	141,963
Actuate Corp.*	870	6,029
Aspen Technology, Inc.*	1,696	39,263
AVG Technologies N.V.*	203	2,641
Bottomline Technologies, Inc.*	7,838	141,476

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ebix, Inc.	2,281	$45,506
Envivio, Inc.*	1,792	11,487
EPIQ Systems, Inc.	9,193	112,614
ePlus, Inc.*	1,234	39,920
Glu Mobile, Inc.*	1,036	5,750
Infoblox, Inc.*	215	4,930
JDA Software Group, Inc.*	10,375	308,034
Mentor Graphics Corp.*	13,549	203,235
Pervasive Software, Inc.*	3,762	28,177
Progress Software Corp.*	19,782	412,850
QAD, Inc., Class A*	349	4,963
Rosetta Stone, Inc.*	1,734	23,999
Sapiens International Corp. N.V.*	4,162	14,983
SeaChange International, Inc.*	8,996	74,037
SS&C Technologies Holdings, Inc.*	7,702	192,550
TeleNav, Inc.*	5,283	32,385
TiVo, Inc.*	19,759	163,407
VASCO Data Security International, Inc.*	4,846	39,640

		2,049,839

Total Information Technology		30,160,229

Materials (3.6%)
Chemicals (1.7%)
A. Schulman, Inc.	46,343	919,909
Cabot Corp.	26,800	1,090,760
Calgon Carbon Corp.*	2,905	41,309
Chase Corp.	1,899	25,067
Chemtura Corp.*	9,491	137,619
Ferro Corp.*	26,815	128,712
FutureFuel Corp.	5,955	62,587
Georgia Gulf Corp.	3,973	101,987
H.B. Fuller Co.	16,000	491,200
Innospec, Inc.*	6,349	187,994
Kraton Performance Polymers, Inc.*	10,155	222,496
Landec Corp.*	6,094	52,165
LSB Industries, Inc.*	2,519	77,862
Minerals Technologies, Inc.	5,587	356,339
Olin Corp.	7,958	166,243
OM Group, Inc.*	10,220	194,180
PolyOne Corp.	6,136	83,940
Quaker Chemical Corp.	2,911	134,517
RPM International, Inc.	59,101	1,607,547
Sensient Technologies Corp.	29,500	1,083,535
Spartech Corp.*	9,720	50,252
Stepan Co.	149	14,033
TPC Group, Inc.*	1,144	42,271
Tredegar Corp.	7,589	110,496
Valhi, Inc.	215,900	2,696,591
Zep, Inc.	4,017	55,153
Zoltek Cos., Inc.*	8,517	76,909

		10,211,673

Construction Materials (0.0%)
Texas Industries, Inc.	7,065	275,606
United States Lime & Minerals, Inc.*	41	1,913

		277,519

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,000	$51,050
Boise, Inc.	31,633	208,145
Graphic Packaging Holding Co.*	52,855	290,703
UFP Technologies, Inc.*	1,707	28,848

		578,746

Metals & Mining (1.6%)
A.M. Castle & Co.*	5,261	55,872
AK Steel Holding Corp.	29,136	171,028
AMCOL International Corp.	440	12,456
Century Aluminum Co.*	15,930	116,767
Coeur d’Alene Mines Corp.*	16,705	293,340
Commercial Metals Co.	31,000	391,840
General Moly, Inc.*	17,795	55,876
Globe Specialty Metals, Inc.	17,917	240,625
Gold Reserve, Inc.*	14,288	49,865
Golden Minerals Co.*	8,796	39,670
Golden Star Resources Ltd.*	80,296	93,143
Handy & Harman Ltd.*	298	4,017
Harry Winston Diamond Corp.*	40,300	457,808
Haynes International, Inc.	660	33,621
Hecla Mining Co.	89,771	426,412
Horsehead Holding Corp.*	13,816	137,607
Inmet Mining Corp.	40,000	1,639,525
Kaiser Aluminum Corp.	6,059	314,099
Materion Corp.	5,810	133,804
McEwen Mining, Inc.*	312,098	939,415
Metals USA Holdings Corp.*	2,804	44,612
Olympic Steel, Inc.	2,855	46,879
Reliance Steel & Aluminum Co.	36,500	1,843,250
Revett Minerals, Inc.*	7,985	26,271
RTI International Metals, Inc.*	9,574	216,660
Schnitzer Steel Industries, Inc., Class A	7,948	222,703
Steel Dynamics, Inc.	71,700	842,475
Stillwater Mining Co.*	36,450	311,283
SunCoke Energy, Inc.*	6,582	96,426
Universal Stainless & Alloy Products, Inc.*	2,212	90,913
Vista Gold Corp.*	18,734	54,516
Worthington Industries, Inc.	16,411	335,933

		9,738,711

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	5,158	146,951
Clearwater Paper Corp.*	1,556	53,091
KapStone Paper and Packaging Corp.*	12,796	202,817
Louisiana-Pacific Corp.*	43,278	470,865
Neenah Paper, Inc.	2,010	53,647
P.H. Glatfelter Co.	11,206	183,442
Resolute Forest Products*	25,466	294,896
Schweitzer-Mauduit International, Inc.	1,296	88,310
Wausau Paper Corp.	684	6,655

		1,500,674

Total Materials		22,307,323

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Cbeyond, Inc.*	8,249	$55,846
Cincinnati Bell, Inc.*	40,920	152,222
Consolidated Communications Holdings, Inc.	1,620	23,976
Fairpoint Communications, Inc.*	1,353	8,321
Hawaiian Telcom Holdco, Inc.*	3,373	65,807
IDT Corp., Class B	192	1,884
inContact, Inc.*	745	3,732
Iridium Communications, Inc.*	13,730	123,021
magicJack VocalTec Ltd.*	1,461	27,759
Neutral Tandem, Inc.*	8,913	117,473
ORBCOMM, Inc.*	5,812	18,947
Premiere Global Services, Inc.*	492,199	4,129,550
SureWest Communications	4,329	91,212
Vonage Holdings Corp.*	25,169	50,590

		4,870,340

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	12,754	82,008
Shenandoah Telecommunications Co.	7,527	102,442
USA Mobility, Inc.	6,751	86,818

		271,268

Total Telecommunication Services		5,141,608

Utilities (2.1%)
Electric Utilities (1.0%)
ALLETE, Inc.	11,992	501,266
Cleco Corp.	19,202	803,220
El Paso Electric Co.	12,644	419,275
Empire District Electric Co.	13,224	279,026
IDACORP, Inc.	15,772	663,686
MGE Energy, Inc.	7,222	341,600
NV Energy, Inc.	32,500	571,350
Otter Tail Corp.	10,626	243,017
PNM Resources, Inc.	25,055	489,575
Portland General Electric Co.	23,832	635,361
UIL Holdings Corp.	16,022	574,549
Unitil Corp.	4,336	114,904
UNS Energy Corp.	12,745	489,535

		6,126,364

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	3,031	132,515
Delta Natural Gas Co., Inc.	1,985	43,134
Laclede Group, Inc.	7,116	283,288
New Jersey Resources Corp.	13,080	570,419
Northwest Natural Gas Co.	8,446	402,030
Piedmont Natural Gas Co., Inc.	20,682	665,754
South Jersey Industries, Inc.	7,497	382,122
Southwest Gas Corp.	14,522	633,885
WGL Holdings, Inc.	16,250	645,937

		3,759,084

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	32,603	417,645
Genie Energy Ltd., Class B	4,707	36,573
GenOn Energy, Inc.*	243,203	415,877
Ormat Technologies, Inc.	4,033	$86,266

		956,361

Multi-Utilities (0.3%)
Avista Corp.	18,467	493,069
Black Hills Corp.	13,890	446,841
CH Energy Group, Inc.	4,685	307,758
NorthWestern Corp.	11,462	420,655

		1,668,323

Water Utilities (0.1%)
American States Water Co.	5,333	211,080
Artesian Resources Corp., Class A	2,261	48,702
Cadiz, Inc.*	352	2,538
California Water Service Group	6,694	123,638
Connecticut Water Service, Inc.	954	27,647
Consolidated Water Co., Ltd.	4,635	38,424
Middlesex Water Co.	4,916	93,404
SJW Corp.	3,035	72,871
York Water Co.	910	16,280

		634,584

Total Utilities		13,144,716

Total Common Stocks (79.2%) (Cost $449,692,571)		489,737,451

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.7%)
JZ Capital Partners Ltd.	93,000	531,850
RIT Capital Partners plc	194,720	3,793,876

		4,325,726

Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.*	2,690	47,505

Total Investment Companies (0.7%) (Cost $4,779,072)		4,373,231

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49*†(b) (Cost $—)	11,430	114

Total Investments (79.9%) (Cost $454,471,643)		494,110,796
Other Assets Less Liabilities (20.1%)		124,024,863

Net Assets (100%)		$618,135,659

*	Non-income producing.
†	Securities (totaling $114 or 0.0% of net assets) at fair value by management.
@	Shares are less than 0.5.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

At June 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,516	September-12	$113,369,675	$120,582,640	$7,212,965

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$93,131,526	$—	$—	$93,131,526
Consumer Staples	13,219,137	—	—	13,219,137
Energy	46,726,491	—	—	46,726,491
Financials	144,371,275	4,486,541	—	148,857,816
Health Care	16,295,890	—	—	16,295,890
Industrials	100,752,715	—	—	100,752,715
Information Technology	30,160,229	—	—	30,160,229
Materials	22,307,323	—	—	22,307,323
Telecommunication Services	5,141,608	—	—	5,141,608
Utilities	13,144,716	—	—	13,144,716
Futures	7,212,965	—	—	7,212,965
Investment Companies
Exchange Traded Funds (ETFs)	—	4,325,726	—	4,325,726
Investment Companies	47,505	—	—	47,505
Rights
Information Technology	—	—	114	114

Total Assets	$492,511,380	$8,812,267	$114	$501,323,761

Total Liabilities	$—	$—	$—	$—

Total	$492,511,380	$8,812,267	$114	$501,323,761

(a) A Security with a market value of $7,058,925 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b) A Security with a market value of $2,228,244 transferred from Level 1 to Level 2 since the beginning of the period due to active trading.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Rights-Information Technology

Balance as of 12/31/11	$114
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/12	$114

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/12.	$—

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	7,212,965	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$7,212,965

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,941,210	—	—	1,941,210
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,941,210	$—	$—	$1,941,210

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	6,508,067	—	—	6,508,067
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$6,508,067	$—	$—	$6,508,067

The Portfolio held futures contracts with an average notional balance of approximately $58,890,000 for the six months ended June 30, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$55,764,825
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$198,547,773

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,284,966
Aggregate gross unrealized depreciation	(54,873,549)

Net unrealized appreciation	$38,411,417

Federal income tax cost of investments	$455,699,379

The Portfolio has a net capital loss carryforward of $420,862,526 of which $161,332,945 expires in the year 2016 and $259,529,581 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $454,471,643)	$494,110,796
Cash	108,286,558
Cash held as collateral at broker	10,959,000
Due from broker for futures variation margin	3,562,600
Receivable for securities sold	1,584,978
Dividends, interest and other receivables	695,208
Receivable from Separate Accounts for Trust shares sold	66,507

Total assets	619,265,647

LIABILITIES
Investment management fees payable	418,090
Payable to Separate Accounts for Trust shares redeemed	268,924
Payable for securities purchased	197,396
Distribution fees payable - Class B	102,531
Administrative fees payable	89,943
Trustees’ fees payable	3,202
Distribution fees payable - Class A	2,356
Accrued expenses	47,546

Total liabilities	1,129,988

NET ASSETS	$618,135,659

Net assets were comprised of:
Paid in capital	$968,423,626
Accumulated undistributed net investment income (loss)	2,532,725
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(399,673,590)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	46,852,898

Net assets	$618,135,659

Class A
Net asset value, offering and redemption price per share, $11,830,384 / 1,140,649 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.37

Class B
Net asset value, offering and redemption price per share, $515,692,380 / 49,680,130 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.38

Class K
Net asset value, offering and redemption price per share, $90,612,895 / 8,725,781 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,367 foreign withholding tax)	$5,767,337
Interest	24,115

Total income	5,791,452

EXPENSES
Investment management fees	2,787,967
Distribution fees - Class B	671,475
Administrative fees	508,161
Custodian fees	49,826
Printing and mailing expenses	34,084
Professional fees	29,400
Distribution fees - Class A	15,305
Trustees’ fees	7,543
Miscellaneous	10,400

Gross expenses	4,114,161
Less: Fees paid indirectly	(6,429)

Net expenses	4,107,732

NET INVESTMENT INCOME (LOSS)	1,683,720

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	27,193,084
Futures	1,941,210
Foreign currency transactions	265,308

Net realized gain (loss)	29,399,602

Change in unrealized appreciation (depreciation) on:
Securities	3,779,347
Futures	6,508,067
Foreign currency translations	780

Net change in unrealized appreciation (depreciation)	10,288,194

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,687,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,371,516

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,683,720	$542,824
Net realized gain (loss) on investments, futures and foreign currency transactions	29,399,602	13,185,825
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	10,288,194	(83,906,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,371,516	(70,177,740)

DIVIDENDS:
Dividends from net investment income
Class A	—	(36,712)
Class B	—	(384,573)
Class K†	—	(521,109)

TOTAL DIVIDENDS	—	(942,394)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 38,114 and 150,105 shares, respectively ]	402,214	1,631,569
Capital shares issued in reinvestment of dividends [ 0 and 3,846 shares, respectively ]	—	36,712
Capital shares repurchased [ (77,705) and (20,105,749) shares, respectively ]	(813,815)	(193,568,277	)(z)

Total Class A transactions	(411,601)	(191,899,996)

Class B
Capital shares sold [ 2,123,395 and 2,887,545 shares, respectively ]	21,769,518	30,539,410
Capital shares issued in reinvestment of dividends [ 0 and 40,258 shares, respectively ]	—	384,604
Capital shares repurchased [ (4,263,334) and (10,938,836) shares, respectively ]	(45,414,073)	(117,177,451)

Total Class B transactions	(23,644,555)	(86,253,437)

Class K†
Capital shares sold [ 22,731 and 18,908,477 shares, respectively ]	241,351	180,473,385(z	)
Capital shares issued in reinvestment of dividends [ 0 and 54,597 shares, respectively ]	—	521,109
Capital shares repurchased [ (6,586,619) and (3,673,405) shares, respectively ]	(69,454,749)	(35,475,386)

Total Class K transactions	(69,213,398)	145,519,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(93,269,554)	(132,634,325)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(51,898,038)	(203,754,459)
NET ASSETS:
Beginning of period	670,033,697	873,788,156

End of period (a)	$618,135,659	$670,033,697

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,532,725	$849,005

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Small Cap Value Portfolio exchanged approximately 18,877,921 Class A shares for approximately 18,877,921 Class K shares. This exchange amounted to approximately $180,176,667.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.81	$10.79	$8.67	$6.92	$11.23	$13.70

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.01 (e)	0.04 (e)	0.08 (e)	0.05 (e)	0.10	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.53	(0.96)	2.12	1.77	(4.28)	(1.42)

Total from investment operations	0.56	(0.95)	2.16	1.85	(4.23)	(1.32)

Less distributions:
Dividends from net investment income	—	(0.03)	(0.04)	(0.10)	(0.04)	(0.07)
Distributions from net realized gains	—	—	—	—	(0.04)	(1.08)

Total dividends and distributions	—	(0.03)	(0.04)	(0.10)	(0.08)	(1.15)

Net asset value, end of period	$10.37	$9.81	$10.79	$8.67	$6.92	$11.23

Total return (b)	5.71%	(8.79)%	24.93%	26.76%	(37.75)%	(9.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,830	$11,573	$227,924	$201,332	$242,715	$628,684
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.29%	1.02%	1.03%	1.05%	1.23%	1.07	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.01%	1.03%	0.77%	1.17%	1.06%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.03%	1.04%	1.05%	1.23%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.49%	0.12%	0.45%	0.82%	0.42%	0.71%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.12%	0.45%	1.09%	0.47%	0.72%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.11%	0.44%	0.82%	0.42%	0.68%
Portfolio turnover rate	9%	63%	20%	63%	98%	103%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
Class B		2011		2010	2009	2008	2007
Net asset value, beginning of period	$9.81	$10.79		$8.68	$6.93	$11.24	$13.71

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	—	#(e)	0.02 (e)	0.06 (e)	0.02 (e)	0.07	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.54	(0.97)		2.10	1.77	(4.27)	(1.42)

Total from investment operations	0.57	(0.97)		2.12	1.83	(4.25)	(1.35)

Less distributions:
Dividends from net investment income	—	(0.01)		(0.01)	(0.08)	(0.02)	(0.04)
Distributions from net realized gains	—	—		—	—	(0.04)	(1.08)

Total dividends and distributions	—	(0.01)		(0.01)	(0.08)	(0.06)	(1.12)

Net asset value, end of period	$10.38	$9.81		$10.79	$8.68	$6.93	$11.24

Total return (b)	5.81%	(9.01)%		24.48%	26.40%	(37.87)%	(9.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$515,692	$508,540		$645,864	$581,340	$506,586	$980,945
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.29%	1.27%		1.28%	1.30%	1.48%	1.32	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.26	%(c)	1.28%	1.03%	1.42%	1.31	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.28%		1.29%	1.30%	1.48%	1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.49%	—	%‡‡	0.20%	0.60%	0.17%	0.48%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	—	%‡‡	0.20%	0.87%	0.23%	0.50%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	(0.01)%		0.19%	0.60%	0.17%	0.46%
Portfolio turnover rate	9%	63%		20%	63%	98%	103%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.81	$9.38

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.54	0.44

Total from investment operations	0.57	0.46

Less distributions:
Dividends from net investment income	—	(0.03)

Net asset value, end of period	$10.38	$9.81

Total return (b)	5.81%	4.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,613	$149,921
Ratio of expenses to average net assets:
After reimbursements (a)(f)	1.04%	1.04%
After reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%
Before reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.63%	0.60%
After reimbursements and fees paid indirectly (a)(f)	0.64%	0.60%
Before reimbursements and fees paid indirectly (a)(f)	0.63%	0.60%
Portfolio turnover rate	9%	63%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2012	% of Net Assets
Information Technology	69.9%
Mutual Funds	20.9
Consumer Discretionary	4.2
Materials	0.7
Health Care	0.4
Industrials	0.3
Cash and Other	3.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,106.40	$7.30
Hypothetical (5% average return before expenses)	1,000.00	1,017.93	7.00
Class B
Actual	1,000.00	1,106.60	7.31
Hypothetical (5% average return before expenses)	1,000.00	1,017.93	7.00

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.39% and 1.39%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.2%)
Automobiles (0.2%)
Tesla Motors, Inc.*	41,839	$1,309,142

Internet & Catalog Retail (3.3%)
Amazon.com, Inc.*	46,275	10,566,896
Expedia, Inc.	6,850	329,280
Groupon, Inc.*	78,685	836,422
Netflix, Inc.*	10,441	714,895
priceline.com, Inc.*	12,015	7,984,208
Shutterfly, Inc.*	2,200	67,518
TripAdvisor, Inc.*	7,131	318,684

		20,817,903

Media (0.7%)
Comcast Corp., Class A	101,520	3,245,594
Walt Disney Co.	15,800	766,300

		4,011,894

Total Consumer Discretionary		26,138,939

Health Care (0.4%)
Health Care Technology (0.4%)
athenahealth, Inc.*	21,805	1,726,302
M3, Inc.	162	775,774

Total Health Care		2,502,076

Industrials (0.3%)
Electrical Equipment (0.1%)
Nidec Corp.	8,060	611,226

Machinery (0.1%)
Hiwin Technologies Corp.	68,900	707,913

Professional Services (0.1%)
Huron Consulting Group, Inc.*	20,185	638,855

Total Industrials		1,957,994

Information Technology (69.9%)
Communications Equipment (6.9%)
AAC Technologies Holdings, Inc.	124,600	360,804
Acme Packet, Inc.*	4,212	78,554
ADTRAN, Inc.	4,700	141,893
Arris Group, Inc.*	8,500	118,235
Aruba Networks, Inc.*	8,000	120,400
Brocade Communications Systems, Inc.*	33,000	162,690
Calix, Inc.*	42,140	346,391
Ciena Corp.*	43,900	718,643
Cisco Systems, Inc.	963,155	16,537,371
Comtech Telecommunications Corp.	1,400	40,012
Comverse Technology, Inc.*	16,400	95,448
EchoStar Corp., Class A*	2,900	76,618
Emulex Corp.*	6,100	43,920
F5 Networks, Inc.*	14,300	1,423,708
Finisar Corp.*	31,100	465,256
Harris Corp.	8,500	355,725
Infinera Corp.*	8,000	54,720
InterDigital, Inc.	3,400	100,334
Ixia*	3,500	42,070
JDS Uniphase Corp.*	16,600	182,600
Juniper Networks, Inc.*	65,190	1,063,249

Loral Space & Communications, Inc.	900	$60,615
Motorola Solutions, Inc.	39,127	1,882,400
NETGEAR, Inc.*	2,800	96,628
Plantronics, Inc.	3,200	106,880
Polycom, Inc.*	13,062	137,412
QUALCOMM, Inc.	310,120	17,267,482
Research In Motion Ltd.*	35,305	260,904
Riverbed Technology, Inc.*	41,983	678,025
Sonus Networks, Inc.*	21,000	45,150
Tellabs, Inc.	26,300	87,579
ViaSat, Inc.*	3,100	117,087

		43,268,803

Computers & Peripherals (13.2%)
3D Systems Corp.*	2,500	85,350
Advantech Co., Ltd.	195,000	649,419
Apple, Inc.*	93,685	54,712,040
Catcher Technology Co., Ltd.	168,000	1,137,099
Dell, Inc.*	173,880	2,176,978
Diebold, Inc.	4,700	173,477
Electronics for Imaging, Inc.*	3,100	50,375
EMC Corp.*	531,770	13,629,265
Fusion-io, Inc.*	138,525	2,893,787
Hewlett-Packard Co.	148,000	2,976,280
Lexmark International, Inc., Class A	5,300	140,874
NCR Corp.*	11,900	270,487
NetApp, Inc.*	32,963	1,048,883
QLogic Corp.*	7,000	95,830
SanDisk Corp.*	41,465	1,512,643
Seagate Technology plc	52,700	1,303,271
Stratasys, Inc.*	1,600	79,280
Synaptics, Inc.*	2,300	65,849
Western Digital Corp.*	17,500	533,400

		83,534,587

Electronic Equipment, Instruments & Components (2.3%)
Aeroflex Holding Corp.*	2,423	14,659
Amphenol Corp., Class A	12,107	664,917
Anixter International, Inc.	2,000	106,100
Arrow Electronics, Inc.*	8,200	269,042
Audience, Inc.*	8,800	169,664
Avnet, Inc.*	10,900	336,374
AVX Corp.	3,600	38,484
Benchmark Electronics, Inc.*	4,400	61,380
Celestica, Inc.*	14,700	106,722
Cognex Corp.	3,000	94,950
Coherent, Inc.*	1,700	73,610
Corning, Inc.	113,600	1,468,848
Dolby Laboratories, Inc., Class A*	3,663	151,282
FEI Co.*	2,700	129,168
FLIR Systems, Inc.	11,508	224,406
Hitachi Ltd.	776,000	4,772,494
Hon Hai Precision Industry Co., Ltd.	205,600	619,956
Ingram Micro, Inc., Class A*	11,400	199,158
IPG Photonics Corp.*	2,200	95,898
Itron, Inc.*	2,900	119,596
Jabil Circuit, Inc.	13,500	274,455
Littelfuse, Inc.	1,500	85,335
Molex, Inc.	10,319	247,037

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

National Instruments Corp.	23,500	$631,210
OSI Systems, Inc.*	1,500	95,010
Plexus Corp.*	2,600	73,320
RealD, Inc.*	3,000	44,880
Rofin-Sinar Technologies, Inc.*	2,200	41,646
Sanmina-SCI Corp.*	5,900	48,321
SYNNEX Corp.*	1,800	62,082
Synnex Technology International Corp.	193,150	472,404
TE Connectivity Ltd.	31,999	1,021,088
Tech Data Corp.*	2,900	139,693
Trimble Navigation Ltd.*	29,280	1,347,173
TTM Technologies, Inc.*	3,900	36,699
Universal Display Corp.*	3,000	107,820
Vishay Intertechnology, Inc.*	11,400	107,502

		14,552,383

Internet Software & Services (8.0%)
Akamai Technologies, Inc.*	49,520	1,572,260
Ancestry.com, Inc.*	1,900	52,307
AOL, Inc.*	6,749	189,512
Bankrate, Inc.*	1,504	27,659
CoStar Group, Inc.*	1,900	154,280
DealerTrack Holdings, Inc.*	3,100	93,341
Digital River, Inc.*	2,800	46,536
EarthLink, Inc.	7,900	58,776
eBay, Inc.*	263,660	11,076,357
Equinix, Inc.*	17,530	3,079,144
Google, Inc., Class A*	37,603	21,812,372
IAC/InterActiveCorp	6,100	278,160
j2 Global, Inc.	3,400	89,828
Kakaku.com, Inc.	29,100	990,920
Liquidity Services, Inc.*	1,800	92,142
LogMeIn, Inc.*	1,600	48,832
Monster Worldwide, Inc.*	9,100	77,350
NetEase, Inc. (ADR)*	50,470	2,970,159
Open Text Corp.*	4,250	212,075
OpenTable, Inc.*	1,600	72,016
Phoenix New Media Ltd. (ADR)*	74,203	354,690
Rackspace Hosting, Inc.*	36,805	1,617,212
Renren, Inc. (ADR)*	878	3,960
SINA Corp.*	26,816	1,389,337
Tencent Holdings Ltd.	22,100	652,624
ValueClick, Inc.*	6,000	98,340
VeriSign, Inc.*	37,180	1,619,933
WebMD Health Corp.*	3,567	73,159
Yahoo!, Inc.*	91,200	1,443,696

		50,246,977

IT Services (12.2%)
Accenture plc, Class A	77,778	4,673,680
Acxiom Corp.*	5,900	89,149
Alliance Data Systems Corp.*	17,914	2,418,390
Automatic Data Processing, Inc.	99,216	5,522,363
Booz Allen Hamilton Holding Corp.	2,565	39,193
Broadridge Financial Solutions, Inc.	9,000	191,430
CACI International, Inc., Class A*	1,900	104,538
Cardtronics, Inc.*	3,300	99,693
CGI Group, Inc., Class A*	16,800	403,032

Cognizant Technology Solutions Corp., Class A*	61,620	$3,697,200
Computer Sciences Corp.	11,600	287,912
Convergys Corp.	8,600	127,022
CoreLogic, Inc.*	7,700	140,987
DST Systems, Inc.	2,600	141,206
Euronet Worldwide, Inc.*	3,700	63,344
ExlService Holdings, Inc.*	15,794	389,164
Fidelity National Information Services, Inc.	74,230	2,529,758
Fiserv, Inc.*	37,685	2,721,611
FleetCor Technologies, Inc.*	2,752	96,430
Gartner, Inc.*	7,000	301,350
Genpact Ltd.*	62,579	1,040,689
Global Payments, Inc.	5,700	246,411
Heartland Payment Systems, Inc.	2,900	87,232
Higher One Holdings, Inc.*	2,300	28,106
hiSoft Technology International Ltd. (ADR)*	48,110	689,416
iGATE Corp.*	2,200	37,444
International Business Machines Corp.	122,613	23,980,651
Jack Henry & Associates, Inc.	6,500	224,380
Lender Processing Services, Inc.	6,100	154,208
ManTech International Corp., Class A	1,700	39,899
Mastercard, Inc., Class A	11,585	4,982,824
MAXIMUS, Inc.	2,400	124,200
NeuStar, Inc., Class A*	4,854	162,124
Paychex, Inc.	24,100	756,981
SAIC, Inc.	20,100	243,612
Sapient Corp.	95,987	966,589
Syntel, Inc.	1,200	72,840
TeleTech Holdings, Inc.*	1,900	30,400
Teradata Corp.*	22,999	1,656,158
Total System Services, Inc.	12,000	287,160
Unisys Corp.*	3,300	64,515
VeriFone Systems, Inc.*	8,100	268,029
Visa, Inc., Class A	128,160	15,844,421
Western Union Co.	62,155	1,046,690
Wright Express Corp.*	2,800	172,816

		77,245,247

Office Electronics (0.1%)
Xerox Corp.	100,854	793,721
Zebra Technologies Corp., Class A*	3,700	127,132

		920,853

Semiconductors & Semiconductor Equipment (9.7%)
Advanced Micro Devices, Inc.*	44,100	252,693
Altera Corp.	24,100	815,544
Amkor Technology, Inc.*	6,655	32,476
Analog Devices, Inc.	56,580	2,131,369
Applied Materials, Inc.	95,900	1,099,014
ASM Pacific Technology Ltd.	54,500	694,991
ASML Holding N.V. (N.Y. Shares)	13,950	717,309
Atmel Corp.*	32,200	215,740
Avago Technologies Ltd.	29,775	1,068,923
Broadcom Corp., Class A*	76,785	2,595,333
Cabot Microelectronics Corp.	1,600	46,736

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

Cavium, Inc.*	3,500	$98,000
Cirrus Logic, Inc.*	4,700	140,436
Cree, Inc.*	8,445	216,783
Cymer, Inc.*	2,200	129,690
Cypress Semiconductor Corp.*	48,026	634,904
Diodes, Inc.*	2,700	50,679
Entegris, Inc.*	10,300	87,962
Fairchild Semiconductor International, Inc.*	41,700	587,970
First Solar, Inc.*	4,400	66,264
GT Advanced Technologies, Inc.*	9,100	48,048
Hittite Microwave Corp.*	2,100	107,352
Integrated Device Technology, Inc.*	10,300	57,886
Intel Corp.	798,745	21,286,554
International Rectifier Corp.*	15,600	311,844
Intersil Corp., Class A	9,500	101,175
KLA-Tencor Corp.	12,500	615,625
Lam Research Corp.*	66,605	2,513,673
Linear Technology Corp.	46,300	1,450,579
LSI Corp.*	42,600	271,362
Marvell Technology Group Ltd.	37,700	425,256
Maxim Integrated Products, Inc.	43,185	1,107,263
Micrel, Inc.	3,700	35,261
Microchip Technology, Inc.	25,800	853,464
Micron Technology, Inc.*	123,660	780,295
Microsemi Corp.*	6,600	122,034
MKS Instruments, Inc.	3,900	112,827
NVIDIA Corp.*	46,300	639,866
OmniVision Technologies, Inc.*	3,868	51,676
ON Semiconductor Corp.*	33,941	240,981
PMC-Sierra, Inc.*	16,800	103,152
Power Integrations, Inc.	2,100	78,330
Rambus, Inc.*	8,300	47,642
RF Micro Devices, Inc.*	20,100	85,425
Samsung Electronics Co., Ltd.	8,336	8,838,018
Semtech Corp.*	4,600	111,872
Silicon Laboratories, Inc.*	3,200	121,280
Skyworks Solutions, Inc.*	112,924	3,090,730
Spansion, Inc., Class A*	3,600	39,528
SunPower Corp.*	3,031	14,579
Taiwan Semiconductor Manufacturing Co., Ltd.*	625,000	1,710,709
Teradyne, Inc.*	13,600	191,216
Tessera Technologies, Inc.	3,600	55,332
Texas Instruments, Inc.	118,465	3,398,761
TriQuint Semiconductor, Inc.*	12,500	68,750
Veeco Instruments, Inc.*	2,800	96,208
Xilinx, Inc.	19,800	664,686

		61,532,055

Software (17.5%)
ACI Worldwide, Inc.*	2,900	128,209
Activision Blizzard, Inc.	107,137	1,284,573
Adobe Systems, Inc.*	37,100	1,200,927
Advent Software, Inc.*	2,400	65,064
ANSYS, Inc.*	7,000	441,770
Ariba, Inc.*	103,125	4,615,875
Aspen Technology, Inc.*	98,183	2,272,936
Autodesk, Inc.*	17,200	601,828
Blackbaud, Inc.	3,300	84,711
BMC Software, Inc.*	11,900	507,892

BroadSoft, Inc.*	2,033	$58,876
CA, Inc.	26,500	717,885
Cadence Design Systems, Inc.*	87,700	963,823
Citrix Systems, Inc.*	54,461	4,571,456
CommVault Systems, Inc.*	3,200	158,624
Compuware Corp.*	15,500	143,995
Concur Technologies, Inc.*	3,500	238,350
Electronic Arts, Inc.*	23,800	293,930
FactSet Research Systems, Inc.	3,400	315,996
Fair Isaac Corp.	2,500	105,700
Fortinet, Inc.*	27,430	636,925
Informatica Corp.*	8,100	343,116
Intuit, Inc.	99,135	5,883,662
JDA Software Group, Inc.*	3,200	95,008
Jive Software, Inc.*	1,074	22,543
Mentor Graphics Corp.*	6,500	97,500
MICROS Systems, Inc.*	5,990	306,688
Microsoft Corp.	1,588,945	48,605,828
MicroStrategy, Inc., Class A*	9,070	1,177,830
NetSuite, Inc.*	1,700	93,109
Nuance Communications, Inc.*	35,875	854,542
Oracle Corp.	619,768	18,407,110
Parametric Technology Corp.*	8,600	180,256
Pegasystems, Inc.	1,200	39,576
Progress Software Corp.*	4,404	91,911
QLIK Technologies, Inc.*	5,300	117,236
Quest Software, Inc.*	4,200	116,970
RealPage, Inc.*	2,600	60,216
Red Hat, Inc.*	14,400	813,312
Rovi Corp.*	8,327	163,376
Salesforce.com, Inc.*	42,716	5,905,914
SolarWinds, Inc.*	4,000	174,240
Solera Holdings, Inc.	5,069	211,834
Sourcefire, Inc.*	2,200	113,080
Splunk, Inc.*	18,000	505,800
SS&C Technologies Holdings, Inc.*	1,800	45,000
Symantec Corp.*	53,900	787,479
Synchronoss Technologies, Inc.*	1,900	35,093
Synopsys, Inc.*	11,000	323,730
Take-Two Interactive Software, Inc.*	6,400	60,544
TIBCO Software, Inc.*	153,745	4,600,050
TiVo, Inc.*	9,100	75,257
Tyler Technologies, Inc.*	1,800	72,630
Ultimate Software Group, Inc.*	2,100	187,152
Verint Systems, Inc.*	1,600	47,216
VirnetX Holding Corp.*	2,700	95,175
Websense, Inc.*	2,900	54,317

		110,173,645

Total Information Technology		441,474,550

Materials (0.7%)
Chemicals (0.7%)
Monsanto Co.	54,395	4,502,818

Total Materials		4,502,818

Total Common Stocks (75.5%) (Cost $362,907,764)		476,576,377

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.9%)
iShares S&P North American Technology Sector Index Fund	234,750	$15,390,210
Technology Select Sector SPDR Fund	2,598,500	74,706,875
Vanguard Information Technology Index ETF	610,000	41,925,300

Total Investment Companies (20.9%) (Cost $95,535,984)		132,022,385

Total Investments (96.4%) (Cost $458,443,748)		608,598,762
Other Assets Less Liabilities (3.6%)		22,701,325

Net Assets (100%)		$631,300,087

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,138,939	$—	$—	$26,138,939
Health Care	1,726,302	775,774	—	2,502,076
Industrials	638,855	1,319,139	—	1,957,994
Information Technology	420,575,112	20,899,438	—	441,474,550
Materials	4,502,818	—	—	4,502,818
Investment Companies
Exchange Traded Funds (ETFs)	132,022,385	—	—	132,022,385

Total Assets	$585,604,411	$22,994,351	$—	$608,598,762

Total Liabilities	$—	$—	$—	$—

Total	$585,604,411	$22,994,351	$—	$608,598,762

(a) A Security with a market value of $141,893 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(168)	—	(168)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(168)	$—	$(168)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $15,000 during the six months ended June 30, 2012.

^ This Portfolio held forward foreign currency contracts for hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$212,149,216
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$241,051,816

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,363,747
Aggregate gross unrealized depreciation	(15,361,273)

Net unrealized appreciation	$131,002,474

Federal income tax cost of investments	$477,596,288

For the six months ended June 30, 2012, the Portfolio incurred approximately $60 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $103,998,669, which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value (Cost $458,443,748)	$608,598,762
Cash	20,169,855
Foreign cash (Cost $2,359,905)	2,358,341
Receivable for securities sold	1,747,048
Receivable from Separate Accounts for Trust shares sold	659,142
Dividends, interest and other receivables	99,831
Other assets	4,247

Total assets	633,637,226

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	964,193
Payable for securities purchased	587,037
Investment management fees payable	481,298
Distribution fees payable - Class B	124,170
Administrative fees payable	92,157
Trustees’ fees payable	9,058
Distribution fees payable - Class A	2,487
Accrued expenses	76,739

Total liabilities	2,337,139

NET ASSETS	$631,300,087

Net assets were comprised of:
Paid in capital	$588,816,015
Accumulated undistributed net investment income (loss)	(1,196,891)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(106,472,486)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	150,153,449

Net assets	$631,300,087

Class A
Net asset value, offering and redemption price per share, $12,444,221 / 899,515 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.83

Class B
Net asset value, offering and redemption price per share, $618,855,866 / 45,876,280 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,459 foreign withholding tax)	$3,227,879
Interest	6,334

Total income	3,234,213

EXPENSES
Investment management fees	3,069,241
Distribution fees - Class B	791,651
Administrative fees	500,783
Custodian fees	50,771
Printing and mailing expenses	33,277
Professional fees	30,939
Distribution fees - Class A	16,043
Trustees’ fees	7,254
Miscellaneous	8,873

Gross expenses	4,508,832
Less: Fees paid indirectly	(37,628)

Net expenses	4,471,204

NET INVESTMENT INCOME (LOSS)	(1,236,991)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	24,369,907
Foreign currency transactions	(19,074)

Net realized gain (loss)	24,350,833

Change in unrealized appreciation (depreciation) on:
Securities	39,638,183
Foreign currency translations	64,597

Net change in unrealized appreciation (depreciation)	39,702,780

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,053,613

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,816,622

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,236,991)	$(3,391,600)
Net realized gain (loss) on investments and foreign currency transactions	24,350,833	37,577,546
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	39,702,780	(65,272,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,816,622	(31,086,320)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 68,052 and 147,526 shares, respectively ]	946,715	1,920,949
Capital shares repurchased [ (147,678) and (143,442) shares, respectively ]	(2,081,895)	(1,893,835)

Total Class A transactions	(1,135,180)	27,114

Class B
Capital shares sold [ 3,939,602 and 9,965,999 shares, respectively ]	53,739,735	129,819,829
Capital shares repurchased [ (5,680,273) and (14,181,800) shares, respectively ]	(76,973,655)	(182,578,650)

Total Class B transactions	(23,233,920)	(52,758,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,369,100)	(52,731,707)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,447,522	(83,818,027)
NET ASSETS:
Beginning of period	592,852,565	676,670,592

End of period (a)	$631,300,087	$592,852,565

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,196,891)	$40,100

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010		2009		2008		2007
Net asset value, beginning of period	$12.50		$13.10		$11.10		$6.99		$13.18		$11.12

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.03	)(e)	(0.04	)(e)	(0.01	)(e)	(0.05	)(e)	(0.08	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.36		(0.57)		2.04		4.12		(6.14)		2.14

Total from investment operations	1.33		(0.60)		2.00		4.11		(6.19)		2.06

Net asset value, end of period	$13.83		$12.50		$13.10		$11.10		$6.99		$13.18

Total return (b)	10.64%		(4.58)%		18.02%		58.80%		(46.97)%		18.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,444		$12,244		$12,776		$11,949		$7,124		$36,248
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.38%		1.13%		1.14%		1.09%		1.41%		1.41%
Before fees paid indirectly (a)(f)	1.39%		1.14%		1.16%		1.19%		1.42%		1.42%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.39)%		(0.26)%		(0.34)%		(0.08)%		(0.41)%		(0.62)%
Before fees paid indirectly (a)(f)	(0.40)%		(0.27)%		(0.35)%		(0.19)%		(0.42)%		(0.63)%
Portfolio turnover rate	34%		78%		84%		129%		148%		132%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008		2007
Net asset value, beginning of period	$12.19		$12.81		$10.88		$6.86		$12.98		$10.98

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.07	)(e)	(0.06	)(e)	(0.03	)(e)	(0.07	)(e)	(0.11	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.33		(0.55)		1.99		4.05		(6.05)		2.11

Total from investment operations	1.30		(0.62)		1.93		4.02		(6.12)		2.00

Net asset value, end of period	$13.49		$12.19		$12.81		$10.88		$6.86		$12.98

Total return (b)	10.66%		(4.84)%		17.74%		58.60%		(47.15)%		18.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$618,856		$580,608		$663,895		$602,145		$331,894		$656,676
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.38%		1.38%		1.39%		1.34%		1.66	%(c)	1.66%
Before fees paid indirectly (a)(f)	1.39%		1.39%		1.41%		1.44%		1.67	%(c)	1.67%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.38)%		(0.52)%		(0.58)%		(0.33)%		(0.73)%		(0.87)%
Before fees paid indirectly (a)(f)	(0.39)%		(0.53)%		(0.60)%		(0.43)%		(0.74)%		(0.88)%
Portfolio turnover rate	34%		78%		84%		129%		148%		132%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Equity 500 Index Portfolio	18.1%
Multimanager Multi-Sector Bond Portfolio	14.1
EQ/International ETF Portfolio	13.6
EQ/Global Multi-Sector Equity Portfolio	13.4
EQ/Core Bond Index Portfolio	11.9
EQ/Global Bond PLUS Portfolio	7.5
EQ/PIMCO Ultra Short Bond Portfolio	6.1
Multimanager Large Cap Value Portfolio	3.9
Multimanager Aggressive Equity Portfolio	3.5
Multimanager Mid Cap Value Portfolio	3.1
EQ/Small Company Index Portfolio	3.1
Multimanager Mid Cap Growth Portfolio	1.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class B
Actual	$1,000.00	$1,048.20	$3.06
Hypothetical (5% average return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,050.60	1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	924,572	$9,400,749
EQ/Equity 500 Index Portfolio‡	595,881	14,268,070
EQ/Global Bond PLUS Portfolio‡	584,787	5,955,682
EQ/Global Multi-Sector Equity Portfolio‡	922,542	10,532,280
EQ/International ETF Portfolio‡	1,788,173	10,708,401
EQ/PIMCO Ultra Short Bond Portfolio‡	481,153	4,801,685
EQ/Small Company Index Portfolio‡	245,732	2,410,466
Multimanager Aggressive Equity Portfolio‡	96,955	2,730,740
Multimanager Large Cap Value Portfolio‡	316,576	3,112,595
Multimanager Mid Cap Growth Portfolio*‡	148,355	1,378,388

Multimanager Mid Cap Value Portfolio‡	264,993	$2,421,930
Multimanager Multi-Sector Bond Portfolio‡	2,733,413	11,081,846

Total Investments (99.3%) (Cost $71,007,465)		78,802,832
Other Assets Less Liabilities (0.7%)		517,702

Net Assets (100%)		$79,320,534

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,355,841	$381,333	$1,456,625	$9,400,749	$—	$64,786
EQ/Equity 500 Index Portfolio	15,232,581	423,026	2,506,770	14,268,070	—	262,505
EQ/Global Bond PLUS Portfolio	6,108,017	580,208	825,000	5,955,682	—	(2,656)
EQ/Global Multi-Sector Equity Portfolio	10,069,399	737,409	906,667	10,532,280	—	156
EQ/International ETF Portfolio	10,084,763	1,192,409	906,556	10,708,401	—	267
EQ/PIMCO Ultra Short Bond Portfolio	5,069,100	204,098	524,852	4,801,685	—	(79)
EQ/Small Company Index Portfolio	2,216,361	541,802	499,616	2,410,466	—	18,836
Multimanager Aggressive Equity Portfolio	3,510,245	68,646	1,065,210	2,730,740	—	136,020
Multimanager Large Cap Value Portfolio	3,369,428	220,658	698,856	3,112,595	—	27,922
Multimanager Mid Cap Growth Portfolio	1,508,746	34,492	266,268	1,378,388	—	27,118
Multimanager Mid Cap Value Portfolio	2,410,402	254,145	359,205	2,421,930	—	114
Multimanager Multi-Sector Bond Portfolio	9,412,409	2,320,727	997,982	11,081,846	—	(1,388)

	$79,347,292	$6,958,953	$11,013,607	$78,802,832	$—	$533,601

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$78,802,832	$—	$78,802,832

Total Assets	$—	$78,802,832	$—	$78,802,832

Total Liabilities	$—	$—	$—	$—

Total	$—	$78,802,832	$—	$78,802,832

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$6,958,953
Net Proceeds of Sales and Redemptions:
Investment Companies	$11,547,208

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,759,361
Aggregate gross unrealized depreciation	(1,120,309)

Net unrealized appreciation	$7,639,052

Federal income tax cost of investments	$71,163,780

See Notes to Financial Statements.

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TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $71,007,465)	$78,802,832
Cash	485,354
Receivable from Separate Accounts for Trust shares sold	110,475
Receivable for securities sold	23,699
Dividends, interest and other receivables	41
Other assets	453

Total assets	79,422,854

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	28,727
Administrative fees payable	10,998
Distribution fees payable - Class B	7,500
Trustees’ fees payable	243
Accrued expenses	54,852

Total liabilities	102,320

NET ASSETS	$79,320,534

Net assets were comprised of:
Paid in capital	$89,495,516
Accumulated undistributed net investment income (loss)	(185,595)
Accumulated undistributed net realized gain (loss) on investments	(17,784,754)
Net unrealized appreciation (depreciation) on investments	7,795,367

Net assets	$79,320,534

Class B
Net asset value, offering and redemption price per share, $37,527,939 / 4,206,814 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.92

Class K
Net asset value, offering and redemption price per share, $41,792,595 / 4,681,133 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$243

EXPENSES
Administrative fees	76,153
Distribution fees - Class B	46,700
Investment management fees	39,993
Custodian fees	37,445
Professional fees	24,679
Printing and mailing expenses	4,113
Trustees’ fees	908
Miscellaneous	1,567

Gross expenses	231,558
Less: Waiver from investment advisor	(44,831)

Net expenses	186,727

NET INVESTMENT INCOME (LOSS)	(186,484)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	533,601
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	3,510,194

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,043,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,857,311

See Notes to Financial Statements.

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TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(186,484)	$1,367,226
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	533,601	1,226,008
Net change in unrealized appreciation (depreciation) on investments	3,510,194	(4,932,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,857,311	(2,339,288)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(635,924)
Class K†	—	(776,830)

	—	(1,412,754)

Distributions from net realized capital gains
Class A	—	(251,445)
Class B	—	(571,711)
Class K†	—	(343,467)

	—	(1,166,623)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,579,377)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 812,883 shares, respectively ]	—	7,329,152
Capital shares issued in reinvestment of distributions [ 0 and 29,329 shares, respectively ]	—	251,445
Capital shares repurchased [ 0 and (5,802,372) shares, respectively ]	—	(51,162,866	)(y)

Total Class A transactions	—	(43,582,269)

Class B
Capital shares sold [ 333,646 and 1,201,988 shares, respectively ]	2,971,153	10,880,818
Capital shares issued in reinvestment of dividends and distributions [ 0 and 142,617 shares, respectively ]	—	1,207,635
Capital shares repurchased [ (504,086) and (1,719,648) shares, respectively ]	(4,462,153)	(15,278,891)

Total Class B transactions	(1,491,000)	(3,190,438)

Class K†
Capital shares sold [ 145,262 and 4,988,459 shares, respectively ]	1,299,180	43,744,113	(y)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 132,749 shares, respectively ]	—	1,120,297
Capital shares repurchased [ (458,697) and (126,640) shares, respectively ]	(4,055,605)	(1,080,081)

Total Class K transactions	(2,756,425)	43,784,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,247,425)	(2,988,378)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(390,114)	(7,907,043)
NET ASSETS:
Beginning of period	79,710,648	87,617,691

End of period (a)	$79,320,534	$79,710,648

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(185,595)	$889

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the Target 2015 Allocation Portfolio exchanged approximately 4,976,543 Class A shares for approximately 4,976,628 Class K shares. This exchange amounted to approximately $43,643,024.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011	2010	2009		2008		2007
Net asset value, beginning of period	$8.51		$9.02	$8.31	$7.17		$10.85		$10.54

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.13 (e)	0.13 (e)	0.30	(e)	0.36	(e)	0.46	(e)
Net realized and unrealized gain (loss) on investments	0.44		(0.38)	0.75	1.16		(3.67)		0.30

Total from investment operations	0.41		(0.25)	0.88	1.46		(3.31)		0.76

Less distributions:
Dividends from net investment income	—		(0.14)	(0.12)	(0.31)		(0.29)		(0.32)
Distributions from net realized gains	—		(0.12)	(0.05)	(0.01)		(0.08)		(0.13)

Total dividends and distributions	—		(0.26)	(0.17)	(0.32)		(0.37)		(0.45)

Net asset value, end of period	$8.92		$8.51	$9.02	$8.31		$7.17		$10.85

Total return (b)	4.82%		(2.74)%	10.61%	20.40%		(30.50)%		7.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,528		$37,239	$42,881	$35,657		$23,402		$13,218
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.71%		0.69%	0.71%	0.85	%(c)	0.80	%(c)	2.06	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.43%	1.49%	3.96%		3.97%		4.12%
Before waivers and reimbursements (a)(f)(x)	(0.71)%		1.34%	1.38%	3.70%		3.63%		2.72%
Portfolio turnover rate	9%		32%	34%	24%		43%		12%

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.50		$8.74

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.22	(e)
Net realized and unrealized gain (loss) on investments	0.45		(0.23)

Total from investment operations	0.43		(0.01)

Less distributions:
Dividends from net investment income	—		(0.16)
Distributions from net realized gains	—		(0.07)

Total dividends and distributions	—		(0.23)

Net asset value, end of period	$8.93		$8.50

Total return (b)	5.06%		(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,793		$42,472
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.46%		0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		30.30	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.46)%		30.18	%(l)
Portfolio turnover rate	9%		32%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Equity 500 Index Portfolio	28.4%
EQ/International ETF Portfolio	15.8
EQ/Global Multi-Sector Equity Portfolio	15.6
Multimanager Multi-Sector Bond Portfolio	8.6
EQ/Core Bond Index Portfolio	7.1
EQ/Small Company Index Portfolio	5.7
EQ/Global Bond PLUS Portfolio	4.8
EQ/PIMCO Ultra Short Bond Portfolio	3.8
Multimanager Aggressive Equity Portfolio	3.5
Multimanager Mid Cap Value Portfolio	3.0
Multimanager Large Cap Value Portfolio	2.8
Multimanager Mid Cap Growth Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class B
Actual	$1,000.00	$1,057.10	$3.07
Hypothetical (5% average return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,059.60	1.79
Hypothetical (5% average return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	717,283	$7,293,101
EQ/Equity 500 Index Portfolio‡	1,222,796	29,279,211
EQ/Global Bond PLUS Portfolio‡	487,287	4,962,706
EQ/Global Multi-Sector Equity Portfolio‡	1,403,004	16,017,523
EQ/International ETF Portfolio‡	2,724,617	16,316,253
EQ/PIMCO Ultra Short Bond Portfolio‡	389,714	3,889,167
EQ/Small Company Index Portfolio‡	598,474	5,870,644
Multimanager Aggressive Equity Portfolio‡	127,993	3,604,937
Multimanager Large Cap Value Portfolio‡	296,403	2,914,244
Multimanager Mid Cap Growth Portfolio*‡	99,075	920,525

Multimanager Mid Cap Value Portfolio‡	333,191	$3,045,224
Multimanager Multi-Sector Bond Portfolio‡	2,186,972	8,866,454

Total Investments (99.7%) (Cost $97,053,105)		102,979,989
Other Assets Less Liabilities (0.3%)		269,434

Net Assets (100%)		$103,249,423

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$6,628,187	$1,507,415	$975,691	$7,293,101	$—	$680
EQ/Equity 500 Index Portfolio	27,683,217	2,556,435	3,549,106	29,279,211	—	(15,011)
EQ/Global Bond PLUS Portfolio	4,991,224	477,766	579,209	4,962,706	—	308
EQ/Global Multi-Sector Equity Portfolio	14,123,230	2,056,302	1,057,999	16,017,523	—	(2,025)
EQ/International ETF Portfolio	14,166,632	2,731,302	1,054,890	16,316,253	—	1,083
EQ/PIMCO Ultra Short Bond Portfolio	3,895,770	361,504	409,580	3,889,167	—	(113)
EQ/Small Company Index Portfolio	5,207,437	805,063	576,164	5,870,644	—	(2,030)
Multimanager Aggressive Equity Portfolio	4,045,468	271,945	1,045,296	3,604,937	—	82,842
Multimanager Large Cap Value Portfolio	3,031,437	289,277	616,165	2,914,244	—	14,497
Multimanager Mid Cap Growth Portfolio	972,631	111,576	243,855	920,525	—	3,098
Multimanager Mid Cap Value Portfolio	2,986,200	201,923	283,348	3,045,224	—	1,741
Multimanager Multi-Sector Bond Portfolio	7,425,338	1,889,665	718,103	8,866,454	—	120

	$95,156,771	$13,260,173	$11,109,406	$102,979,989	$—	$85,190

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$102,979,989	$—	$102,979,989

Total Assets	$—	$102,979,989	$—	$102,979,989

Total Liabilities	$—	$—	$—	$—

Total	$—	$102,979,989	$—	$102,979,989

The Portfolio held no derivatives contracts for six months ended June 30, 2012.

Investment security transactions for six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$13,260,173
Net Proceeds of Sales and Redemptions:
Investment Companies	$11,194,596

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,896,110
Aggregate gross unrealized depreciation	(3,211,547)

Net unrealized appreciation	$5,684,563

Federal income tax cost of investments	$97,295,426

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $97,053,105)	$102,979,989
Cash	359,408
Receivable for securities sold	36,093
Receivable from Separate Accounts for Trust shares sold	31,473
Dividends, interest and other receivables	34
Other assets	539

Total assets	103,407,536

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	73,762
Administrative fees payable	15,076
Distribution fees payable - Class B	10,936
Investment management fees payable	2,458
Trustees’ fees payable	335
Accrued expenses	55,546

Total liabilities	158,113

NET ASSETS	$103,249,423

Net assets were comprised of:
Paid in capital	$110,833,253
Accumulated undistributed net investment income (loss)	(171,414)
Accumulated undistributed net realized gain (loss) on investments	(13,339,300)
Net unrealized appreciation (depreciation) on investments	5,926,884

Net assets	$103,249,423

Class B
Net asset value, offering and redemption price per share, $54,299,068 / 6,115,447 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.88

Class K
Net asset value, offering and redemption price per share, $48,950,355 / 5,508,798 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$214

EXPENSES
Administrative fees	91,841
Distribution fees - Class B	67,334
Investment management fees	50,451
Custodian fees	37,244
Professional fees	24,842
Printing and mailing expenses	5,159
Trustees’ fees	1,122
Miscellaneous	1,324

Gross expenses	279,317
Less: Waiver from investment advisor	(35,328)

Net expenses	243,989

NET INVESTMENT INCOME (LOSS)	(243,775)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	85,190
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	5,672,451

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,757,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,513,866

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(243,775)	$1,456,576
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	85,190	968,187
Net change in unrealized appreciation (depreciation) on investments	5,672,451	(6,482,649)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,513,866	(4,057,886)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(779,148)
Class K†	—	(739,332)

	—	(1,518,480)

Distributions from net realized capital gains
Class A	—	(172,260)
Class B	—	(306,307)
Class K†	—	(79,762)

	—	(558,329)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,076,809)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 589,012 shares, respectively ]	—	5,325,221
Capital shares issued in reinvestment of distributions [ 0 and 20,694 shares, respectively ]	—	172,260
Capital shares repurchased [ 0 and (6,015,730) shares, respectively ]	—	(51,956,637	)(y)

Total Class A transactions	—	(46,459,156)

Class B
Capital shares sold [ 636,561 and 1,676,135 shares, respectively ]	5,650,604	15,017,545
Capital shares issued in reinvestment of dividends and distributions [ 0 and 130,468 shares, respectively ]	—	1,085,455
Capital shares repurchased [ (645,319) and (1,730,535) shares, respectively ]	(5,686,906)	(15,245,837)

Total Class B transactions	(36,302)	857,163

Class K†
Capital shares sold [ 713,257 and 5,129,151 shares, respectively ]	6,239,026	44,095,177	(y)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 98,491 shares, respectively ]	—	819,094
Capital shares repurchased [ (420,407) and (11,694) shares, respectively ]	(3,651,986)	(99,008)

Total Class K transactions	2,587,040	44,815,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,550,738	(786,730)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,064,604	(6,921,425)
NET ASSETS:
Beginning of period	95,184,819	102,106,244

End of period (a)	$103,249,423	$95,184,819

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(171,414)	$72,361

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the Target 2025 Allocation Portfolio exchanged approximately 5,085,048 Class A shares for approximately 5,085,111 Class K shares. This exchange amounted to approximately $43,728,029.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011	2010	2009	2008		2007
Net asset value, beginning of period	$8.40		$8.92	$8.08	$6.81	$11.02		$10.65

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.12 (e)	0.13 (e)	0.29 (e)	0.31	(e)	0.35	(e)
Net realized and unrealized gain (loss) on investments	0.51		(0.47)	0.83	1.29	(4.16)		0.43

Total from investment operations	0.48		(0.35)	0.96	1.58	(3.85)		0.78

Less distributions:
Dividends from net investment income	—		(0.12)	(0.11)	(0.29)	(0.25)		(0.27)
Distributions from net realized gains	—		(0.05)	(0.01)	(0.02)	(0.11)		(0.14)

Total dividends and distributions	—		(0.17)	(0.12)	(0.31)	(0.36)		(0.41)

Net asset value, end of period	$8.88		$8.40	$8.92	$8.08	$6.81		$11.02

Total return (b)	5.71%		(3.88)%	11.95%	23.25%	(35.00)%		7.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,299		$51,415	$53,927	$39,336	$22,355		$17,298
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.67%		0.66%	0.70%	0.86%	0.82	%(c)	1.76	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.32%	1.54%	3.98%	3.40%		3.10%
Before waivers and reimbursements (a)(f)(x)	(0.67)%		1.26%	1.44%	3.72%	3.05%		2.03%
Portfolio turnover rate	11%		26%	24%	17%	21%		15%

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.39		$8.56

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.20	(e)
Net realized and unrealized gain (loss) on investments	0.52		(0.21)

Total from investment operations	0.50		(0.01)

Less distributions:
Dividends from net investment income	—		(0.14)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.16)

Net asset value, end of period	$8.89		$8.39

Total return (b)	5.96%		(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,950		$43,769
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.42%		0.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		28.40	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.42)%		28.31	%(l)
Portfolio turnover rate	11%		26%

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Equity 500 Index Portfolio	35.5%
EQ/International ETF Portfolio	17.6
EQ/Global Multi-Sector Equity Portfolio	17.3
EQ/Small Company Index Portfolio	7.4
Multimanager Multi-Sector Bond Portfolio	5.4
EQ/Core Bond Index Portfolio	4.0
EQ/Global Bond PLUS Portfolio	2.9
Multimanager Large Cap Value Portfolio	2.6
Multimanager Aggressive Equity Portfolio	2.2
EQ/PIMCO Ultra Short Bond Portfolio	2.1
Multimanager Mid Cap Value Portfolio	2.1
Multimanager Mid Cap Growth Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,062.80	$3.08
Hypothetical (5% average return before expenses)	1,000.00	1,021.88	3.02
Class B
Actual	1,000.00	1,062.80	3.08
Hypothetical (5% average return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,064.00	1.80
Hypothetical (5% average return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.60%, 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	249,462	$2,536,444
EQ/Equity 500 Index Portfolio‡	945,484	22,639,132
EQ/Global Bond PLUS Portfolio‡	181,186	1,845,267
EQ/Global Multi-Sector Equity Portfolio‡	970,486	11,079,642
EQ/International ETF Portfolio‡	1,872,936	11,215,997
EQ/PIMCO Ultra Short Bond Portfolio‡	132,623	1,323,514
EQ/Small Company Index Portfolio‡	484,949	4,757,028
Multimanager Aggressive Equity Portfolio‡	49,359	1,390,192
Multimanager Large Cap Value Portfolio‡	171,974	1,690,852
Multimanager Mid Cap Growth Portfolio*‡	60,882	565,660

Multimanager Mid Cap Value Portfolio‡	144,626	$1,321,825
Multimanager Multi-Sector Bond Portfolio‡	847,443	3,435,716

Total Investments (100.0%) (Cost $58,394,929)		63,801,269
Other Assets Less Liabilities (0.0%)		20,981

Net Assets (100%)		$63,822,250

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$2,578,418	$400,785	$490,684	$2,536,444	$—	$(352)
EQ/Equity 500 Index Portfolio	22,011,305	2,405,699	3,807,607	22,639,132	—	6,057
EQ/Global Bond PLUS Portfolio	1,646,295	406,271	233,638	1,845,267	—	(209)
EQ/Global Multi-Sector Equity Portfolio	9,916,859	1,957,542	1,404,420	11,079,642	—	(2,294)
EQ/International ETF Portfolio	10,419,856	1,857,542	1,401,776	11,215,997	—	350
EQ/PIMCO Ultra Short Bond Portfolio	1,278,867	239,431	208,375	1,323,514	—	75
EQ/Small Company Index Portfolio	4,430,912	614,914	651,783	4,757,028	—	1,016
Multimanager Aggressive Equity Portfolio	1,822,024	206,914	770,673	1,390,192	—	64,823
Multimanager Large Cap Value Portfolio	1,840,165	231,170	510,381	1,690,852	—	4,388
Multimanager Mid Cap Growth Portfolio	580,501	84,927	148,730	565,660	—	262
Multimanager Mid Cap Value Portfolio	1,439,676	130,930	320,966	1,321,825	—	1,382
Multimanager Multi-Sector Bond Portfolio	2,797,630	891,015	355,283	3,435,716	—	26

	$60,762,508	$9,427,140	$10,304,316	$63,801,269	$—	$75,524

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$63,801,269	$—	$63,801,269

Total Assets	$—	$63,801,269	$—	$63,801,269

Total Liabilities	$—	$—	$—	$—

Total	$—	$63,801,269	$—	$63,801,269

The Portfolio held no derivatives contracts for the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$9,427,140
Net Proceeds of Sales and Redemptions:
Investment Companies	$10,379,840

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,911,010
Aggregate gross unrealized depreciation	(1,527,555)

Net unrealized appreciation	$5,383,455

Federal income tax cost of investments	$58,417,814

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $58,394,929)	$63,801,269
Cash	242,157
Receivable for securities sold	73,468
Receivable from Separate Accounts for Trust shares sold	16,963
Dividends, interest and other receivables	25
Other assets	358

Total assets	64,134,240

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	242,546
Distribution fees payable - Class B	9,047
Administrative fees payable	6,949
Trustees’ fees payable	212
Distribution fees payable - Class A	105
Accrued expenses	53,131

Total liabilities	311,990

NET ASSETS	$63,822,250

Net assets were comprised of:
Paid in capital	$65,000,556
Accumulated undistributed net investment income (loss)	(102,675)
Accumulated undistributed net realized gain (loss) on investments	(6,481,971)
Net unrealized appreciation (depreciation) on investments	5,406,340

Net assets	$63,822,250

Class A
Net asset value, offering and redemption price per share, $529,045 / 60,129 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.80

Class B
Net asset value, offering and redemption price per share, $45,026,711 / 5,115,902 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.80

Class K
Net asset value, offering and redemption price per share, $18,266,494 / 2,073,567 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$170

EXPENSES
Administrative fees	63,767
Distribution fees - Class B	56,012
Custodian fees	36,948
Investment management fees	31,736
Professional fees	24,542
Printing and mailing expenses	3,247
Trustees’ fees	711
Distribution fees - Class A	656
Miscellaneous	1,307

Gross expenses	218,926
Less: Waiver from investment advisor	(51,123)

Net expenses	167,803

NET INVESTMENT INCOME (LOSS)	(167,633)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	75,524
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	3,915,937

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,991,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,823,828

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(167,633)	$853,010
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	75,524	835,638
Net change in unrealized appreciation (depreciation) on investments	3,915,937	(4,545,076)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,823,828	(2,856,428)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(8,189)
Class B	—	(608,033)
Class K†	—	(279,052)

	—	(895,274)

Distributions from net realized capital gains
Class A	—	(70,907)
Class B	—	(234,351)
Class K†	—	(23,942)

	—	(329,200)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,224,474)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 278,359 shares, respectively ]	—	2,484,136
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,705 shares, respectively ]	—	79,096
Capital shares repurchased [ 0 and (2,302,495) shares, respectively ]	—	(19,663,191	)(y)

Total Class A transactions	—	(17,099,959)

Class B
Capital shares sold [ 961,908 and 1,342,970 shares, respectively ]	8,459,358	11,839,485
Capital shares issued in reinvestment of dividends and distributions [ 0 and 102,899 shares, respectively ]	—	842,384
Capital shares repurchased [ (1,029,099) and (1,032,752) shares, respectively ]	(9,036,955)	(9,115,029)

Total Class B transactions	(577,597)	3,566,840

Class K†
Capital shares sold [ 186,724 and 2,049,431 shares, respectively ]	1,645,263	17,379,376	(y)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,964 shares, respectively ]	—	302,994
Capital shares repurchased [ (160,133) and (39,419) shares, respectively ]	(1,443,546)	(323,938)

Total Class K transactions	201,717	17,358,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(375,880)	3,825,313

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,447,948	(255,589)
NET ASSETS:
Beginning of period	60,374,302	60,629,891

End of period (a)	$63,822,250	$60,374,302

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(102,675)	$64,958

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the Target 2035 Allocation Portfolio exchanged approximately 2,035,561 Class A shares for approximately 2,035,621 Class K shares. This exchange amounted to approximately $17,265,269.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010		2009		2008		2007
Net asset value, beginning of period	$8.28		$8.86		$7.97		$6.59		$11.21		$10.76

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	(0.02	)†(e)	0.12	(e)	0.25	(e)	0.34	(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.55		(0.37)		0.92		1.46		(4.58)		0.66

Total from investment operations	0.52		(0.39)		1.04		1.71		(4.24)		0.83

Less distributions:
Dividends from net investment income	—		(0.14)		(0.13)		(0.30)		(0.24)		(0.27)
Distributions from net realized gains	—		(0.05)		(0.02)		(0.03)		(0.14)		(0.11)

Total dividends and distributions	—		(0.19)		(0.15)		(0.33)		(0.38)		(0.38)

Net asset value, end of period	$8.80		$8.28		$8.86		$7.97		$6.59		$11.21

Total return (b)	6.28%		(4.43)%		13.06%		25.92%		(37.94)%		7.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$529		$498		$18,373		$14,680		$10,038		$589
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.35%		0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.76%		0.51%		0.60%		0.91%		0.94%		2.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		(0.24)%		1.47%		3.58%		3.92%		1.48%
Before waivers and reimbursements (a)(f)(x)	(0.76)%		(0.40)%		1.22%		3.02%		3.33%		(0.64)%
Portfolio turnover rate	15%		18%		18%		22%		12%		6%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010		2009		2008		2007
Net asset value, beginning of period	$8.28		$8.86		$7.97		$6.60		$11.21		$10.76

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.12	(e)	0.12	(e)	0.27	(e)	0.30	(e)	0.29	(e)
Net realized and unrealized gain (loss) on investments	0.55		(0.53)		0.89		1.41		(4.55)		0.51

Total from investment operations	0.52		(0.41)		1.01		1.68		(4.25)		0.80

Less distributions:
Dividends from net investment income	—		(0.12)		(0.10)		(0.28)		(0.22)		(0.24)
Distributions from net realized gains	—		(0.05)		(0.02)		(0.03)		(0.14)		(0.11)

Total dividends and distributions	—		(0.17)		(0.12)		(0.31)		(0.36)		(0.35)

Net asset value, end of period	$8.80		$8.28		$8.86		$7.97		$6.60		$11.21

Total return (b)	6.28%		(4.67)%		12.78%		25.41%		(38.01)%		7.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,027		$42,928		$42,257		$27,496		$14,430		$9,825
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%		0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.76%		0.76%		0.85	%(c)	1.16	%(c)	1.19	%(c)	2.73	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.32%		1.48%		3.79%		3.34%		2.54%
Before waivers and reimbursements (a)(f)(x)	(0.76)%		1.17%		1.24%		3.22%		2.59%		0.53%
Portfolio turnover rate	15%		18%		18%		22%		12%		6%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.28		$8.44

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.55		(0.20)

Total from investment operations	0.53		(0.01)

Less distributions:
Dividends from net investment income	—		(0.14)
Distributions from net realized gains	—		(0.01)

Total dividends and distributions	—		(0.15)

Net asset value, end of period	$8.81		$8.28

Total return (b)	6.40%		(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,266		$16,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.51%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		27.43	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.51)%		27.24	%(l)
Portfolio turnover rate	15%		18%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2012
EQ/Equity 500 Index Portfolio	40.9%
EQ/Global Multi-Sector Equity Portfolio	19.5
EQ/International ETF Portfolio	19.2
EQ/Small Company Index Portfolio	8.6
Multimanager Large Cap Value Portfolio	2.9
EQ/Core Bond Index Portfolio	2.5
Multimanager Mid Cap Value Portfolio	2.4
Multimanager Multi-Sector Bond Portfolio	1.7
Multimanager Aggressive Equity Portfolio	1.2
Multimanager Mid Cap Growth Portfolio	0.8
EQ/PIMCO Ultra Short Bond Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Class A
Actual	$1,000.00	$1,068.70	$3.09
Hypothetical (5% average return before expenses)	1,000.00	1,021.88	3.02
Class B
Actual	1,000.00	1,067.30	3.08
Hypothetical (5% average return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,070.00	1.80
Hypothetical (5% average return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.60%, 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	88,116	$895,938
EQ/Equity 500 Index Portfolio‡	605,761	14,504,645
EQ/Global Multi-Sector Equity Portfolio‡	604,436	6,900,599
EQ/International ETF Portfolio‡	1,137,217	6,810,175
EQ/PIMCO Ultra Short Bond Portfolio‡	10,040	100,193
EQ/Small Company Index Portfolio‡	310,625	3,047,025
Multimanager Aggressive Equity Portfolio‡	14,895	419,531
Multimanager Large Cap Value Portfolio‡	103,622	1,018,820
Multimanager Mid Cap Growth Portfolio*‡	31,142	289,344

Multimanager Mid Cap Value Portfolio‡	93,812	$857,400
Multimanager Multi-Sector Bond Portfolio‡	151,430	613,932

Total Investments (99.9%) (Cost $32,192,250)		35,457,602
Other Assets Less Liabilities (0.1%)		19,177

Net Assets (100%)		$35,476,779

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value June 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$840,992	$95,704	$56,596	$895,938	$—	$19
EQ/Equity 500 Index Portfolio	13,363,065	2,136,883	2,226,162	14,504,645	—	6,510
EQ/Global Multi-Sector Equity Portfolio	5,580,886	1,735,498	744,830	6,900,599	—	974
EQ/International ETF Portfolio	5,902,615	1,485,498	744,954	6,810,175	—	850
EQ/PIMCO Ultra Short Bond Portfolio	—	100,000	—	100,193	—	—
EQ/Small Company Index Portfolio	2,568,553	577,293	307,328	3,047,025	—	334
Multimanager Aggressive Equity Portfolio	703,988	162,995	488,989	419,531	—	37,274
Multimanager Large Cap Value Portfolio	992,559	188,229	233,970	1,018,820	—	1,224
Multimanager Mid Cap Growth Portfolio	252,579	69,609	54,150	289,344	—	35
Multimanager Mid Cap Value Portfolio	876,257	98,751	160,131	857,400	—	1,537
Multimanager Multi-Sector Bond Portfolio	365,407	284,975	52,463	613,932	—	(28)

	$31,446,901	$6,935,435	$5,069,573	$35,457,602	$—	$48,729

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$35,457,602	$—	$35,457,602

Total Assets	$—	$35,457,602	$—	$35,457,602

Total Liabilities	$—	$—	$—	$—

Total	$—	$35,457,602	$—	$35,457,602

The Portfolio held no derivatives contracts during the six months ended June 30, 2012.

Investment security transactions for the six months ended June 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$6,935,435
Net Proceeds of Sales and Redemptions:
Investment Companies	$5,118,302

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,208,650
Aggregate gross unrealized depreciation	(952,784)

Net unrealized appreciation	$3,255,866

Federal income tax cost of investments	$32,201,736

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $32,192,250)	$35,457,602
Cash	102,423
Receivable for securities sold	38,323
Receivable from Separate Accounts for Trust shares sold	19,270
Receivable from investment manager	282
Dividends, interest and other receivables	12
Other assets	190

Total assets	35,618,102

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	87,585
Distribution fees payable - Class B	5,606
Trustees’ fees payable	139
Distribution fees payable - Class A	102
Accrued expenses	47,891

Total liabilities	141,323

NET ASSETS	$35,476,779

Net assets were comprised of:
Paid in capital	$36,240,089
Accumulated undistributed net investment income (loss)	(80,352)
Accumulated undistributed net realized gain (loss) on investments	(3,948,310)
Net unrealized appreciation (depreciation) on investments	3,265,352

Net assets	$35,476,779

Class A
Net asset value, offering and redemption price per share, $514,907 / 61,327 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.40

Class B
Net asset value, offering and redemption price per share, $28,414,831 / 3,382,872 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.40

Class K
Net asset value, offering and redemption price per share, $6,547,041 / 778,854 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$84

EXPENSES
Administrative fees	41,764
Distribution fees - Class B	34,211
Custodian fees	34,014
Professional fees	24,307
Investment management fees	17,068
Printing and mailing expenses	1,755
Distribution fees - Class A	639
Trustees’ fees	376
Miscellaneous	956

Gross expenses	155,090
Less: Waiver from investment advisor	(58,832)
Reimbursement from investment advisor	(1,637)

Net expenses	94,621

NET INVESTMENT INCOME (LOSS)	(94,537)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	48,729
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	2,144,839

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,193,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,099,031

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(94,537)	$405,012
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	48,729	501,974
Net change in unrealized appreciation (depreciation) on investments	2,144,839	(2,820,144)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,099,031	(1,913,158)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(7,555)
Class B	—	(337,100)
Class K†	—	(86,135)

	—	(430,790)

Distributions from net realized capital gains
Class A	—	(27,678)
Class B	—	(162,677)
Class K†	—	(9,410)

	—	(199,765)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(630,555)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 141,024 shares, respectively ]	—	1,202,395
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,567 shares, respectively ]	—	35,233
Capital shares repurchased [ 0 and (729,005) shares, respectively ]	—	(5,901,750	)(y)

Total Class A transactions	—	(4,664,122)

Class B
Capital shares sold [ 691,575 and 973,273 shares, respectively ]	5,841,653	8,260,275
Capital shares issued in reinvestment of dividends and distributions [ 0 and 64,420 shares, respectively ]	—	499,777
Capital shares repurchased [ (482,368) and (694,686) shares, respectively ]	(4,074,469)	(5,760,058)

Total Class B transactions	1,767,184	2,999,994

Class K†
Capital shares sold [ 109,155 and 689,905 shares, respectively ]	920,077	5,559,457	(y)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,286 shares, respectively ]	—	95,545
Capital shares repurchased [ (32,492) and 0 shares, respectively ]	(278,475)	—

Total Class K transactions	641,602	5,655,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,408,786	3,990,874

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,507,817	1,447,161
NET ASSETS:
Beginning of period	30,968,962	29,521,801

End of period (a)	$35,476,779	$30,968,962

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(80,352)	$14,185

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the Target 2045 Allocation Portfolio exchanged approximately 683,158 Class A shares for approximately 683,201 Class K shares. This exchange amounted to approximately $5,506,722.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class A			2011		2010	2009		2008		2007
Net asset value, beginning of period	$7.86		$8.49		$7.62	$6.20		$11.16		$10.86

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	(0.01	)†(e)	0.11 (e)	0.22	(e)	0.29	(e)	0.13	(e)
Net realized and unrealized gain (loss) on investments	0.56		(0.44)		0.91	1.52		(4.86)		0.74

Total from investment operations	0.54		(0.45)		1.02	1.74		(4.57)		0.87

Less distributions:
Dividends from net investment income	—		(0.13)		(0.11)	(0.29)		(0.20)		(0.23)
Distributions from net realized gains	—		(0.05)		(0.04)	(0.03)		(0.19)		(0.34)

Total dividends and distributions	—		(0.18)		(0.15)	(0.32)		(0.39)		(0.57)

Net asset value, end of period	$8.40		$7.86		$8.49	$7.62		$6.20		$11.16

Total return (b)	6.87%		(5.30)%		13.46%	28.13%		(41.18)%		8.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$515		$482		$5,475	$4,407		$3,014		$595
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.35%		0.35%	0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.95%		0.74%		0.84%	1.33%		1.63%		2.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.60)%		(0.14)%		1.36%	3.35%		3.40%		1.13%
Before waivers and reimbursements (a)(f)(x)	(0.95)%		(0.53)%		0.86%	2.37%		2.12%		(1.42)%
Portfolio turnover rate	15%		13%		18%	30%		5%		23%

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
Class B			2011		2010	2009		2008		2007
Net asset value, beginning of period	$7.87		$8.50		$7.62	$6.20		$11.16		$10.86

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.10	(e)	0.09 (e)	0.25	(e)	0.24	(e)	0.21	(e)
Net realized and unrealized gain (loss) on investments	0.55		(0.57)		0.92	1.47		(4.82)		0.63

Total from investment operations	0.53		(0.47)		1.01	1.72		(4.58)		0.84

Less distributions:
Dividends from net investment income	—		(0.11)		(0.09)	(0.27)		(0.19)		(0.20)
Distributions from net realized gains	—		(0.05)		(0.04)	(0.03)		(0.19)		(0.34)

Total dividends and distributions	—		(0.16)		(0.13)	(0.30)		(0.38)		(0.54)

Net asset value, end of period	$8.40		$7.87		$8.50	$7.62		$6.20		$11.16

Total return (b)	6.73%		(5.53)%		13.31%	27.80%		(41.33)%		7.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,415		$24,966		$24,047	$17,686		$8,696		$6,588
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%		0.60%	0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.95%		0.99%		1.09%	1.58	%(c)	1.88	%(c)	3.16	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.60)%		1.22%		1.21%	3.78%		2.71%		1.78%
Before waivers and reimbursements (a)(f)(x)	(0.95)%		0.83%		0.71%	2.78%		1.33%		(0.70)%
Portfolio turnover rate	15%		13%		18%	30%		5%		23%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2012 (Unaudited)		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$7.86		$8.01

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.56		(0.18)

Total from investment operations	0.55		(0.01)

Less distributions:
Dividends from net investment income	—		(0.13)
Distributions from net realized gains	—		(0.01)

Total dividends and distributions	—		(0.14)

Net asset value, end of period	$8.41		$7.86

Total return (b)	7.00%		(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,547		$5,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.70%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.35)%		26.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.70)%		25.66	%(l)
Portfolio turnover rate	15%		13%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

Note 1	Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty diversified Portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), and an allocated portion of the Multimanager Technology Portfolio, is provided by multiple investment sub-advisers (each an “Adviser”).

On December 1, 2011, FMG LLC contributed $10,000 in seed capital into Class K shares of each of the following Portfolios: AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio.

On August 26, 2011, FMG LLC contributed $10,000 in seed capital into Class K shares of each of the following Portfolios: Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by FMG LLC (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed-income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under a distribution plan (“Distribution Plan”)

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other Series of the Trust and to Series of EQ Advisors Trust, a separate registered investment company managed by FMG LLC that currently sells its shares to accounts and plans.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of FMG LLC), ClearBridge Advisors, LLC, GCIC U.S. Ltd., Legg Mason Capital Management, LLC, Marsico Capital Management, LLC (“Marsico”), T. Rowe Price Associates, Inc. and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc., Pacific Investment Management Company LLC (“PIMCO”), and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager International Equity Portfolio (advised by BlackRock Investment Management, LLC (“BlackRock”), EARNEST Partners, LLC, J.P. Morgan Investment Management Inc., and Marsico) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management, LLC, and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC, and MFS Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, BlackRock, Franklin Advisers, Inc. and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Mid Cap Value Portfolio (advised by BlackRock, Diamond Hill Capital Management, Inc., Knightsbridge Asset Management, LLC and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. Effective April 30, 2012, Tradewinds Global Investors, LLC is no longer an Adviser to the Portfolio. Effective June 18, 2012, Lord Abbett was added as an Adviser to the Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Multimanager Multi-Sector Bond Portfolio (advised by PIMCO, Post Advisory Group, LLC and SSgA FM) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Multimanager Small Cap Growth Portfolio (advised by BlackRock, Lord Abbett, Morgan Stanley Investment Management Inc., and NorthPointe Capital, LLC) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Small Cap Value Portfolio (advised by BlackRock, Franklin Advisory Services, LLC, Horizon Asset Management, LLC and Pacific Global Investment Management Company) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Technology Portfolio (advised by FMG LLC, RCM Capital Management, LLC, SSgA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

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Options that are traded on an exchange are valued at their last sale price, or if not available, at the previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The pricing service may utilize many factors in making evaluations, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depository Receipt (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making valuations.

During the six months ended June 30, 2012, each of the Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Multi-Sector Bond Portfolio, and Multimanager Technology Portfolio held forward foreign currency contracts to either enter into exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification, (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Trust’s Valuation Committee (“Committee”), established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Valuation Committee is comprised of senior employees from FMG LLC.

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Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On a monthly basis, the Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee calculates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

On a monthly basis, the Committee reviews and considers changes in value for all fair valued securities that occur since the last review.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2012 is included in the Portfolio of Investments.

Investments in shares of open-ended mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net

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asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentages, based on Total Investments, of the investments that applied these procedures on June 30, 2012 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
Multimanager International Equity	$453,223,075	81.9%
Multimanager Large Cap Core Equity	17,092,839	3.0
Multimanager Large Cap Value	12,130,136	1.3
Multimanager Mid Cap Growth	1,635,742	0.5
Multimanager Mid Cap Value	2,551,727	0.6
Multimanager Small Cap Growth	4,378,339	1.1
Multimanager Small Cap Value	6,584,023	1.3
Multimanager Technology	22,994,352	3.8

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities as interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

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Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations, in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for derivative transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and affiliated fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of

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a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2011 and December 31, 2010, were as follows:

	Year Ended December 31, 2011				Year Ended December 31, 2010
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$41,777,124	$39,769,830	$953,429	$11,563,803	$64,553,856	$74,484,685	$68,121	$26,706,622
AXA Conservative-Plus Allocation	34,079,961	42,665,670	511,994	11,889,407	48,285,148	52,271,123	596,927	24,875,382
AXA Moderate Allocation	176,320,499	241,896,745	2,730,785	66,802,303	310,108,425	182,379,868	3,621,057	124,240,419
AXA Moderate-Plus Allocation	177,617,689	290,891,515	3,252,932	47,074,553	300,628,534	226,195,363	—	137,837,619
AXA Aggressive Allocation	48,493,939	81,777,719	445,896	11,825,356	71,535,304	62,222,237	—	37,585,061
Multimanager Aggressive Equity	1,521,044	—	191,662	—	10,919,558	—	—	—
Multimanager Core Bond	126,684,595	75,461,481	29,799,589	8,115,989	162,506,315	17,795,982	1,939,567	—
Multimanager International Equity	15,222,210	—	1,006,374	—	29,513,962	—	3,408,597	—
Multimanager Large Cap Core Equity	3,481,775	—	114,534	—	3,372,045	—	424,090	—
Multimanager Large Cap Value	14,049,669	—	339,342	—	13,736,418	—	965,747	—
Multimanager Mid Cap Growth	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value	350,348	—	—	—	4,343,220	—	1,996,210	—
Multimanager Multi-Sector Bond	68,222,740	—	—	—	68,138,649	—	884,349	—
Multimanager Small Cap Growth	—	—	—	—	—	—	—	—
Multimanager Small Cap Value	942,394	—	—	—	1,749,528	—	484,853	—
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	1,527,860	1,051,517	—	642,253	1,409,569	372,017	10,617	481,881
Target 2025 Allocation	1,579,951	496,858	8,543	987,555	1,439,714	111,837	984	378,316
Target 2035 Allocation	919,820	304,654	9,333	791,478	827,253	71,067	—	243,067
Target 2045 Allocation	435,896	194,659	2,789	444,191	378,965	78,664	—	145,931

Fees Paid Indirectly:

For all Portfolios, the Board has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected in the Statements of Operations.

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Securities Lending:

For all Portfolios (except the AXA Allocation Portfolios and Target Allocation Portfolios), the Board has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investment. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. None of the Portfolios had any loans outstanding at June 30, 2012.

Sale-Buybacks:

The Multimanager Core Bond Portfolio and the Multimanager Multi-Sector Bond Portfolio entered into financing transactions referred to as ‘sale-buybacks’ during the six-month period ended June 30, 2012. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. Neither Portfolio had open sale-buybacks at June 30, 2012.

Short Sales Against the Box:

Certain Portfolios enter into a “short sale” of securities in circumstances where, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales

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against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of a Portfolio’s securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the Multimanager Aggressive Equity Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio, and Multimanager Small Cap Value Portfolio used futures contracts during the six months ended June 30, 2012 to allow each Portfolio to equitize cash, to increase, decrease or change the level of equity exposure during periods when market volatility increased above specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

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At June 30, 2012, the following Portfolios had entered into exchange-traded long futures contracts as set forth in the following table. The aggregate market value of investments pledged to cover margin requirements for open positions was approximately $67,157,242. The aggregate cash pledged to cover margin requirements for open positions disclosed in the Statements of Assets and Liabilities was $42,000,015. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Futures Collateral
Six Months Ended June 30, 2012

Portfolios:	Market Value of Collateral
Multimanager Aggressive Equity	$28,816,660
Multimanager Core Bond	2,555,989
Multimanager Large Cap Core Equity	13,540,944
Multimanager Large Cap Value	21,999,915
Multimanager Multi-Sector Bond	243,734

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of a Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

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June 30, 2012 (Unaudited)

Options Written:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

On September 15, 2008, Lehman Brothers Holdings and thereafter certain Lehman affiliates domiciled in the U.S., United Kingdom and elsewhere, filed petitions under various insolvency regimes. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval.

The Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio had select to be announced (“TBA”) transactions outstanding with Lehman Brothers as counterparty at the time the entity filed for protection. The TBA transactions associated with the relevant Lehman Brothers entity as counterparty were written down to their estimated recoverable values. The remaining balances due from, or to Lehman Brothers are included on the Statement of Assets and Liabilities of each Portfolio. The estimated recovery values were arrived at using market inputs, including trading levels of Lehman Brothers bonds and other instruments.

Note 2	Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with FMG LLC. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to, among other things: (i) provide investment management services to the Trust; (ii) search for and select the

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Advisers for each Portfolio; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board. For the six months ended June 30, 2012, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $12 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Multimanager International Equity	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Large Cap Core Equity	0.700%	0.650%	0.625%	0.600%	0.575%
Multimanager Large Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Small Cap Growth	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Small Cap Value	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

	(as a percentage of average daily net assets)
Portfolio:	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

	(as a percentage of average daily net assets)
Portfolio:	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

Pursuant to an administrative agreement, the Administrator provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays to FMG LLC, as Administrator, an annual fee in accordance with the following schedule:

(i) $32,500 for each AXA Allocation and Target Allocation Portfolio; $32,500 for each Portfolio of the multi-advised Portfolios whose total average annual net assets are less than $5 billion; and

(ii) With respect to all Portfolios except the AXA Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the AXA Allocation Portfolios and Target Allocation Portfolios:

0.150% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios up to and including $15 billion;

0.125% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $15 billion and up to and including $20 billion;

0.100% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $20 billion.

To be calculated on a per portfolio basis.

Note 4	Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

At June 30, 2012, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase or its affiliates. The Portfolios are subject to credit risk should JPMorgan Chase or its affiliates be unable to fulfill their obligations.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Note 6	Distribution Plans

The Trust has entered into a distribution agreement with AXA Distributors, LLC (“AXA Distributors”), an indirect wholly-owned subsidiary of AXA Equitable (the “Distributor”), pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 7	Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2013 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (Class A and Class B shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) for each Portfolio (except the AXA Allocation Portfolios) are limited to:

Portfolios:
Multimanager Core Bond	0.750%
Target 2015 Allocation	0.350%
Target 2025 Allocation	0.350%
Target 2035 Allocation	0.350%
Target 2045 Allocation	0.350%

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Distribution Plans) for each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expense, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Conservative Allocation	0.750%
AXA Conservative-Plus Allocation	0.850%
AXA Moderate Allocation	0.900%
AXA Moderate-Plus Allocation	0.950%
AXA Aggressive Allocation	1.000%

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

During the six months June 30, 2012, the Manager received $406,084 in recoupment for all of the Portfolios within the Trust. Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2012, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2012	2013	2014	2015	Total Eligible For Reimbursement
AXA Conservative Allocation	$1,938,913	$3,168,426	$2,638,624	$809,915	$8,555,878
AXA Conservative-Plus Allocation	1,117,579	1,536,305	1,116,262	190,470	3,960,616
AXA Moderate Allocation	2,908,645	3,485,656	1,102,714	—	7,497,015
Target 2015 Allocation	107,801	90,474	78,302	44,831	321,408
Target 2025 Allocation	108,951	86,342	65,796	35,328	296,417
Target 2035 Allocation	116,414	117,239	98,702	51,123	383,478
Target 2045 Allocation	97,153	121,004	124,080	60,469	402,706

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by FMG LLC. Therefore, each AXA Allocation Portfolio and Target Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio and Target Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.45% to 0.70%
AXA Conservative-Plus Allocation	0.50% to 0.75%
AXA Moderate Allocation	0.50% to 0.75%
AXA Moderate-Plus Allocation	0.55% to 0.80%
AXA Aggressive Allocation	0.55% to 0.80%
Target 2015 Allocation	0.50% to 0.75%
Target 2025 Allocation	0.50% to 0.75%
Target 2035 Allocation	0.45% to 0.70%
Target 2045 Allocation	0.45% to 0.70%

Thus, the net expense ratio of the Class A shares, Class B shares and Class K shares of each AXA Allocation Portfolio and Target Allocation Portfolio, including each AXA Allocation Portfolio’s and Target Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B	Class K
AXA Conservative Allocation*	1.00%	1.00%	N/A
AXA Conservative-Plus Allocation*	1.10%	1.10%	0.85%
AXA Moderate Allocation*	1.15%	1.15%	0.90%
AXA Moderate-Plus Allocation*	1.20%	1.20%	0.95%
AXA Aggressive Allocation*	1.25%	1.25%	1.00%

* Expenses limited to an expense cap which is inclusive of the Underlying Portfolios’ fees and expenses.

Portfolios:	Class A	Class B	Class K
Target 2015 Allocation	N/A	1.10% to 1.35%	0.85% to 1.10%
Target 2025 Allocation	N/A	1.10% to 1.35%	0.85% to 1.10%
Target 2035 Allocation	1.05% to 1.30%	1.05% to 1.30%	0.80% to 1.05%
Target 2045 Allocation	1.05% to 1.30%	1.05% to 1.30%	0.80% to 1.05%

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Absent the Expense Limitation Agreement of the AXA Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares, Class B shares and Class K shares of each AXA Allocation Portfolio and Target Allocation Portfolio would range from:

Portfolios:	Class A	Class B	Class K
AXA Conservative Allocation	0.96% to 1.21%	0.96% to 1.21%	N/A
AXA Conservative-Plus Allocation	1.00% to 1.25%	1.00% to 1.25%	0.75% to 1.00%
AXA Moderate Allocation	1.03% to 1.28%	1.03% to 1.28%	0.78% to 1.03%
AXA Moderate-Plus Allocation	1.08% to 1.33%	1.08% to 1.33%	0.83% to 1.08%
AXA Aggressive Allocation	1.13% to 1.38%	1.13% to 1.38%	0.88% to 1.13%
Target 2015 Allocation	N/A	1.21% to 1.46%	0.96% to 1.21%
Target 2025 Allocation	N/A	1.17% to 1.42%	0.92% to 1.17%
Target 2035 Allocation	1.21% to 1.46%	1.21% to 1.46%	0.96% to 1.21%
Target 2045 Allocation	1.40% to 1.65%	1.40% to 1.65%	1.15% to 1.40%

The above AXA Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

Note 8	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At June 30, 2012, the total amount deferred by the Trustees participating in the Plan was $536,411.

Note 9	Percentage of Ownership by Affiliates

At June 30, 2012, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	0.02%
AXA Conservative-Plus Allocation	—	#
AXA Moderate Allocation	0.01
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.01
Multimanager Aggressive Equity	0.07
Multimanager Core Bond	—	#
Multimanager International Equity	0.01
Multimanager Large Cap Core Equity	0.02
Multimanager Large Cap Value	0.01
Multimanager Mid Cap Growth	0.02
Multimanager Mid Cap Value	0.04
Multimanager Multi-Sector Bond	0.02
Multimanager Small Cap Growth	0.07
Multimanager Small Cap Value	0.02
Multimanager Technology	0.04
Target 2015 Allocation	0.02

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Portfolios:	Percentage of Ownership
Target 2025 Allocation	0.01%
Target 2035 Allocation	1.68
Target 2045 Allocation	2.92

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Growth-Alt 20 Portfolio of the EQ Advisors Trust, also managed by FMG LLC, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Growth-Alt 20 Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2012.

Portfolio:	All Asset Growth-Alt 20
Multimanager Core Bond	0.41%

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF	1.09%	3.73%	25.57%	37.04%	12.67%
ATM International	1.84	4.26	33.19	46.32	14.40
ATM Large Cap	3.48	5.11	29.25	45.01	17.15
ATM Mid Cap	1.95	6.09	29.72	47.57	14.63
ATM Small Cap	0.52	3.60	27.40	51.31	17.16
EQ/AllianceBernstein Small Cap Growth	0.22	1.28	11.42	19.98	5.60
EQ/AXA Franklin Small Cap Value Core	—	1.25	14.96	27.86	11.58
EQ/BlackRock Basic Value Equity	1.26	1.69	8.62	10.93	3.11
EQ/Boston Advisors Equity Income	2.76	4.19	20.46	24.43	5.63
EQ/Core Bond Index	9.05	5.92	25.22	16.28	1.52
EQ/Davis New York Venture	0.23	0.17	1.33	1.16	—
EQ/GAMCO Small Company Value	0.40	0.79	6.20	7.26	4.06
EQ/Global Bond PLUS	3.28	2.15	8.68	—	—
EQ/Global Multi-Sector Equity	0.48	1.32	8.63	10.44	3.32
EQ/Intermediate Government Bond	10.47	6.80	29.17	19.40	1.76
EQ/International Core PLUS	0.55	1.04	8.98	12.70	4.16
EQ/International Equity Index	0.10	0.26	2.24	4.29	3.25
EQ/International Value PLUS	0.29	0.73	5.81	10.21	5.83
EQ/Large Cap Core PLUS	2.80	4.00	22.26	30.03	11.62
EQ/Large Cap Growth Index	1.49	1.89	10.20	18.21	10.01
EQ/Large Cap Growth PLUS	2.01	2.67	16.64	22.58	7.61
EQ/Large Cap Value PLUS	0.50	0.93	5.54	10.32	5.71
EQ/MFS International Growth	1.33	2.70	20.09	26.79	10.17
EQ/Mid Cap Index	—	0.29	0.88	0.88	0.44
EQ/PIMCO Ultra Short Bond	9.02	5.93	25.28	16.44	1.53
EQ/Small Company Index	—	0.36	2.19	2.19	0.69
Multimanager Core Bond	2.73	1.88	8.07	4.72	0.53
Multimanager International Equity	0.35	0.95	13.50	19.85	4.63
Multimanager Large Cap Core Equity	3.12	3.44	16.82	37.47	14.95
Multimanager Large Cap Value	1.67	2.45	15.37	25.80	13.76
Multimanager Mid Cap Growth	0.72	0.70	2.97	2.36	1.40
Multimanager Mid Cap Value	0.71	1.82	7.56	2.19	1.01
Multimanager Multi-Sector Bond	2.66	1.78	6.26	4.74	0.57
Multimanager Small Cap Growth	0.45	0.54	8.50	27.34	11.32
Multimanager Small Cap Value	—	0.45	2.67	10.67	0.87

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF	4.28%	6.52%	4.48%	2.72%
EQ/Core Bond Index	0.15	0.12	0.04	0.01
EQ/Equity 500 Index	0.48	0.98	0.75	0.48
EQ/Global Bond PLUS	0.77	0.64	0.24	—
EQ/Global Multi-Sector Equity	0.51	0.78	0.54	0.34
EQ/PIMCO Ultra Short Bond	0.14	0.12	0.04	—	#
EQ/Small Company Index	0.29	0.71	0.57	0.37
Multimanager Aggressive Equity	0.19	0.25	0.10	0.03
Multimanager Large Cap Value	0.28	0.26	0.15	0.09
Multimanager Mid Cap Growth	0.32	0.21	0.13	0.07
Multimanager Mid Cap Value	0.45	0.57	0.25	0.16
Multimanager Multi-Sector Bond	0.95	0.76	0.29	0.05

#	Less than 0.005%

Note 10	Subsequent Events

The Manager evaluated subsequent events from June 30, 2012, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held July 12-13, 2012, the Board of Trustees approved the following voluntary expense limitation arrangements such that, effective as of September 1, 2012, the Manager voluntarily will waive and/or reimburse its management, administration or other fees so that the Total Annual Portfolio Operating Expenses of the Portfolios (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, fees and expenses of other investment companies in which a Portfolio invests and, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not in the ordinary course of a Portfolio’s business) do not exceed the following limits:

•	Multimanager Aggressive Equity — 0.80% for Class K, 1.05% for Class A/B

•	Multimanager International Equity — 1.05% for Class K, 1.30% for Class A/B

•	Multimanager Large Cap Core — 0.90% for Class K, 1.15% for Class A/B

•	Multimanager Large Cap Value — 0.90% for Class K, 1.15% for Class A/B

•	Multimanager Mid Cap Growth — 1.00% for Class K, 1.25% for Class A/B

•	Multimanager Mid Cap Value — 1.00% for Class K, 1.25% for Class A/B

•	Multimanager Multi-Sector Bond — 0.75% for Class K, 1.00% for Class A/B

•	Multimanager Small Cap Growth — 1.05% for Class K, 1.30% for Class A/B

•	Multimanager Small Cap Value — 1.05% for Class K, 1.30% for Class A/B

•	Multimanager Technology — 1.15% for Class K, 1.40% for Class A/B

At the same meeting held on July 12-13, 2012, the Board of Trustees approved the following revisions to the Management fee schedule for the AXA Allocation Portfolios:

Current fee schedule for each Portfolio:	New Fee schedule for each Portfolio:
0.100% for the first $12 billion	0.100% for the first $10 billion
0.095% for the next $3 billion	0.095% for the next $3 billion
0.090% thereafter	0.090% thereafter

The New Management fee schedule will be effective as of September 1, 2012.

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NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2012 (Unaudited)

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC. The lawsuit was filed derivatively on behalf of eight funds: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Intermediate Government Bond Index; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi- Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; and EQ/GAMCO Small Company Value Portfolio. The lawsuit sought recovery under Section 36(b) of the 1940 Act for alleged excessive fees paid to AXA Equitable and the Manager (the “Defendants”) for investment management services. The Plaintiff sought recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses, and reserves the right to seek punitive damages where applicable. In October 2011, the Defendants filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an amended complaint asserting a claim under Section 36(b) and new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged unreasonable management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. In the amended complaint, the Plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witness, and reserves the right to seek punitive damages where applicable. The Defendants filed a motion to dismiss the amended complaint in December 2011. In February 2012, the Plaintiff filed her opposition to the motion. In March 2012, the Defendants filed a reply memorandum. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b).

No liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios. The Portfolios are not party to the suit.

On November 1, 2010, the Trust was named as a defendant and a putative member of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust as holder of publicly-traded shares of Tribune Company, which was a component of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses. The Noteholder Suit has been consolidated with the suit filed by the Committee and with a number of related lawsuits filed by the Noteholders around the country into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

With respect to the Trust, Multimanager Large Cap Core Equity Portfolio and the Multimanager Large Cap Value Portfolio are named as defendants in the Noteholder Suit and as putative members of the proposed defendant class of shareholders in the Committee’s suit (and named separately in the Committee’s suit, in the event it is not certified as a class action). The amounts paid to the Multimanager Large Cap Core Equity Portfolio and the Multimanager Large Cap Value Portfolio in connection with the public tender offers were approximately $1,768,000 and $3,359,200, respectively.

The outcome of the proceedings cannot be predicted at this time. The complaints allege no misconduct by any of the Portfolios listed above, or any member of the defendant class.

AXA PREMIER VIP TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2012 (UNAUDITED)

At a meeting held on June 13, 2012, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of the Trust (the “Independent Trustees”), unanimously approved an Investment Advisory Agreement (“Advisory Agreement” or “Agreement”) between AXA Equitable Funds Management Group, LLC (“AXA FMG” or “Manager”), which serves as the Trust’s investment manager, and Lord Abbett & Co. LLC (“Lord Abbett” or “Adviser”) under which Lord Abbett would serve as an Adviser with respect to the Multimanager Mid Cap Value Portfolio (the “Portfolio”).

In reaching its decision to approve the Advisory Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its shareholders. The Board further considered factors it deemed relevant with respect to the Portfolio and the Agreement, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the Adviser, including the Adviser’s resources, best execution policies and responsibilities under the Agreement; (2) comparative performance information; (3) the level of the proposed advisory fees; (4) economies of scale that may be realized by the Portfolio; and (5) the “fall out” benefits to be realized by the proposed Adviser and its affiliates (i.e., any direct or indirect benefits to be derived by the Adviser and its affiliates from the relationship with the Portfolio). In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Manager and the proposed Adviser, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the relevant meeting. During the relevant meeting, the Trustees met with senior representatives of the Manager to discuss the Advisory Agreement and the information provided. As applicable, the materials provided to the Trustees described, among other things, the services to be provided by the Adviser as well as the Adviser’s investment personnel, proposed advisory fees and other matters. The Independent Trustees were assisted by independent counsel during the meeting, and also received materials discussing the legal standards applicable to their consideration of the Advisory Agreement. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that the proposed fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Portfolio. While attention was given to all information furnished, the following discusses in more detail some of the primary factors relevant to the Board’s decision.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio by the proposed Adviser under the Agreement considered. In addition to the investment performance information discussed later, the Board considered the responsibilities of the Adviser as well as the Adviser’s experience in serving as an investment adviser for portfolios and accounts similar to the Portfolio it would advise pursuant to the Advisory Agreement. The Board also considered that the Adviser would be responsible for (i) making investment decisions on behalf of the portion of the Portfolio that it would advise, (ii) placing all orders for the purchase and sale of investments for the assets advised by the Adviser with brokers or dealers, and (iii) performing related administrative functions. The Board considered, among other things, information regarding the Adviser’s investment process, the qualifications and background of each portfolio manager who would provide services to the portion of the Portfolio that would be advised by the Adviser, and the Adviser’s best execution trading policies. Based on its review, the Board determined that the nature, quality and extent of the advisory services to be provided by the Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Advisory Agreement.

Performance. The Board received and reviewed performance data for another similar mutual fund advised by the proposed Adviser and a composite of the Adviser’s other accounts with substantially similar investment objectives, policies and strategies as compared to a peer group and an appropriate benchmark. The Board generally considered long-term performance more important than short-term performance. The Board also considered the Adviser’s expertise, resources and proposed methodology for advising the portion of the Portfolio that it would advise. Based on its review, the Board determined that the performance data and related information supported approval of the Advisory Agreement.

Fees. The Board considered the proposed advisory fee for the Adviser with respect to the portion of the Portfolio that it would advise in light of the nature, quality and extent of the services to be provided by the Adviser. The Board also considered the proposed advisory fee in light of the fees that the Adviser normally charges under other advisory agreements with other clients. The Board further noted that the Manager, and not the Portfolio, would pay the Adviser’s advisory fee and that the proposed advisory fee was negotiated between the Adviser and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by advisers to other clients and the Manager believes that the fee agreed upon with the proposed Adviser is reasonable in light of the quality of investment advisory services to be rendered. Based on its review, the Board determined that the Adviser’s proposed fee rate is fair and reasonable.

Profitability and Costs. The Board considered the estimated impact of the proposed advisory fees on the profitability of the Manager with respect to the Portfolio. The Board, however, did not consider the costs of the services to be provided and profits to be realized by the proposed Adviser from its relationship with the Portfolio to be material to its evaluation of the Advisory Agreement, noting instead the arm’s-length nature of the relationship between the Manager and the Adviser with respect to the negotiation of the advisory fee rate on behalf the Portfolio. In this connection, the Board generally does not regard the Adviser’s profitability as meaningful to an evaluation of the Advisory Agreement with the Adviser because the willingness of the Adviser to serve in such capacity depends primarily upon negotiations with the Manager, the Manager generally is aware of the fees charged by the Adviser to other clients, the Manager believes that the fee agreed upon with the Adviser is reasonable in light of the fees charged by the Adviser to comparable clients and the quality of investment advisory services to be rendered, and the Adviser’s fee is paid by the Manager.

Economies of Scale. The Board considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed advisory fee schedules. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed advisory fee schedule for the Adviser includes breakpoints that would reduce the advisory fee as Portfolio assets under the Adviser’s management increase. In addition, the Board noted that the proposed fee is lower than the fee the Adviser charges to other accounts and portfolios. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Manager, and concluded that there was a reasonable sharing of benefits from any economies of scale with the Portfolio.

Fall-Out Benefits. The Board noted that the Adviser may derive ancillary benefits from the Portfolio’s operations. For example, the Adviser, through its position as Adviser to the Portfolio, may engage in soft dollar transactions. The Board considered information provided regarding the Adviser’s procedures for executing portfolio transactions for the Portfolio and the Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board noted that the Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from a Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that affiliates of the Adviser may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolio. Based on its review, the Board determined that any “fall-out” benefits which may accrue to the Adviser are fair and reasonable.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (53)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present

From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Senior Vice President, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International. Holdings, LLC.

				92	None

*	Affiliated with the portfolios’ investment manager and the co-distributors.
**	Each Trustee serves until his or her resignation or retirement.
***	The registered investment companies in the fund complex include EQ Advisors Trust and the Trust.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (60)	Trustee	From November 2001 to present	Since 2001, President of Weichert Enterprise LLC, a private equity market investment firm.	20	From 2005 to present, director of Jones Apparel Group, Inc; from 2002 to present, director of Cinedigm Digital Cinema Corp.
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	20	From 2007 to present, Independent Lead Director of The Merger Fund; from 1998 to present, Chairman of Ayco Charitable Foundation.
Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (55)	Lead Independent Trustee	Since March 2010; Trustee from November 2001 to March 2010	From June 2006 to April 2012, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed-income portfolios for institutional clients.	20	None
Rayman L. Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (64)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	20	None

*	Affiliated with the portfolios’ investment manager and the co-distributors.
**	Each Trustee serves until his or her resignation or retirement.
***	The registered investment companies in the fund complex include EQ Advisors Trust and the Trust.

Qualifications and Experience

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees.

Steven M. Joenk — Mr. Joenk has a background in the financial services industry; senior management experience with multiple insurance companies, investment management firms and investment companies; multiple years of service as officer, Trustee and Chairman of the Trust and other registered investment companies.

Gerald C. Crotty — Mr. Crotty has a background in the financial services industry; business management experience, including chief executive and chief operating officer experience, with multiple years of service as a

Trustee of the Trust and as a director of publicly-traded operating companies; multiple years of executive experience with a publicly-traded operating company and private equity investment firm; and legal and governmental experience.

Barry Hamerling — Mr. Hamerling has a background in the financial services industry; business management experience, including chief executive officer experience, with multiple years of service as a Trustee of the Trust and another registered investment company; and prior executive experience with a financial consulting firm.

Cynthia R. Plouché — Ms. Plouché has a background in the financial services industry; business management experience with multiple years of service as a Trustee of the Trust; and multiple years of executive experience as a chief investment officer and portfolio manager with investment management firms.

Rayman L. Solomon — Mr. Solomon has a legal and higher education background, including executive management experience as Dean of the Rutgers School of Law — Camden and Associate Dean of Northwestern University School of Law; and multiple years of service as a Trustee of the Trust.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, or AXA Distributors, LLC. The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (53)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Senior Vice President, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.
Brian E. Walsh 1290 Avenue of the Americas New York, NY (44)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Vice President of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas New York, NY (41)	Chief Compliance Officer, Vice President and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to May 2011, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable FMG; from August 2005 to June 2007, Vice President, AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of FMG LLC.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (56)	Vice President and Secretary	From November 2001 to present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present, Senior Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York 10104 (50)	Senior Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG, LLC; from February 2011 to present, Vice President, AXA Financial; from November 2001 to June 2007, Treasurer of the Trust; from December 2002 to June 2007, Chief Financial Officer of the Trust; from July 2004 to June 2007, Director, Enterprise Capital Management, Inc. from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Alwi Chan 1290 Avenue of the Americas New York, NY (37)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (50)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Vice President of AXA Financial.

*	Each officer holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (36)	Vice President and Assistant Secretary	From May 2008 to present	From June 2012 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC; from May 2011 to June 2012, Vice President and Associate General Counsel of FMG LLC; from May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP.
Gariel Nahoum, Esq. 1290 Avenue of the Americas, New York, New York 10104 (29)	Vice President and Assistant Secretary	From September 2011 to present	From June 2012 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2011 to June 2012, Vice President, Assistant Secretary and Counsel of FMG LLC; from August 2011 to present, Counsel of AXA Equitable; from September 2008 to August 2011, Associate, Kramer Levin Naftalis & Frankel LLP; graduate, Hofstra Law School, magna cum laude, May 2008.
Richard Guinnessey 1290 Avenue of the Americas New York, NY 10104 (48)	Vice President	From March 2010 to present	From May 2011 to present, Vice President of FMG LLC; from September 2010 to present, Vice President of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
James Kelly 1290 Avenue of the Americas New York, NY (44)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord, Abbett & Co. LLC
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Risk Officer	From March 2011 to present; from December 2005 to March 2011 Assistant Anti-Money Laundering Compliance Officer

From May 2011 to present, Vice President of FMG LLC; from September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable, from August 2005 to present, Associate Compliance Officer, AXA Equitable.

Roselle Ibanga 1290 Avenue of the Americas New York, New York 10104 (33)	Assistant Controller	From February 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable FMG; from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC; from May 2007 to September 2007, Manager of FMG LLC; from August 2004 to May 2007, Fund Administrator of FMG LLC.
Lisa Perrelli 1290 Avenue of the Americas New York, New York 10104 (37)	Assistant Controller	From February 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG; from November 2002 to September 2006, Fund Administrator of FMG LLC.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (26)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Assistant Compliance Manager AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department. Graduated May 2007 Sacred Heart University, John F. Welch College of Business.
Paul Bianco, CPA 1290 Avenue of the Americas New York, New York 10104 (27)	Assistant Vice President	From March 2012 to present	From December 2010 to present, Compliance Manager, AXA Equitable; from June 2006 to August 2006 and from August 2007 to November 2010, Senior Consultant, Protiviti, Inc. Graduated May 2007 University at Albany, State University of New York.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (40)	Assistant Secretary	From December 2005 to present	From June 2012 to present, Assistant Vice President and Assistant Secretary of FMG LLC; from May 2011 to June 2012, Assistant Secretary of FMG LLC; from August 2001 to present, Senior Legal Assistant of AXA Financial.

*	Each officer holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer
August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer
August 31, 2012

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
August 31, 2012